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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden Albaneze, Secretary and Chief Legal Officer

Russell Investment Company

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – April 30, 2013

Item 1.	Reports to Stockholders

2013 SEMI-ANNUAL REPORT

Russell Funds

APRIL 30, 2013

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y

(formerly, Russell U.S. Quantitative Equity Fund)

Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y

(formerly, Russell U.S. Growth Fund)

Russell U.S. Strategic Equity Fund	A, C, E, S

Russell U.S. Large Cap Equity Fund	A, C, S

Russell U.S. Mid Cap Equity Fund	A, C, S

Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S

Taxable Fixed Income Funds

Russell Global Opportunistic Credit Fund	A, C, E, S, Y

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	A, C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Funds

Russell Tax Exempt Bond Fund	A, C, E, S

Alternative and Specialty Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Global Infrastructure Fund	A, C, E, S, Y

Russell Global Real Estate Securities Fund	A, C, E, S, Y

Russell Multi-Strategy Alternative Fund	A, C, E, S, Y

Russell Strategic Call Overwriting Fund	S

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. These financial statements report on 22 of these Funds.

Russell Investment Company

Russell Funds

Semi-annual Report

April 30, 2013 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2013. All rights reserved

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Russell U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,139.00	$1,019.34
Expenses Paid During Period*	$5.83	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,134.60	$1,015.62
Expenses Paid During Period*	$9.79	$9.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,139.10	$1,019.49
Expenses Paid During Period*	$5.68	$5.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,140.80	$1,020.98
Expenses Paid During Period*	$4.09	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,140.30	$1,020.58
Expenses Paid During Period*	$4.51	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,141.30	$1,021.57
Expenses Paid During Period*	$3.45	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.2%
Consumer Discretionary - 15.8%
Abercrombie & Fitch Co. Class A	13,900	689
Advance Auto Parts, Inc.	112,600	9,445
Amazon.com, Inc. (Æ)	12,164	3,087
AMC Networks, Inc. Class A (Æ)	10,300	649
American Eagle Outfitters, Inc.	290,545	5,651
AutoNation, Inc. (Æ)	3,700	168
AutoZone, Inc. (Æ)	9,462	3,871
Avon Products, Inc.	79,700	1,846
Big Lots, Inc. (Æ)	122,565	4,464
Carnival Corp.	81,450	2,811
CBS Corp. Class B	76,000	3,479
Coach, Inc.	1,170	69
Comcast Corp. Class A	323,009	12,960
Costco Wholesale Corp.	46,608	5,054
Cracker Barrel Old Country Store, Inc.	14,200	1,175
Deckers Outdoor Corp. (Æ)	30,700	1,692
DIRECTV (Æ)	8,706	492
Discovery Communications, Inc. Class A (Æ)	20,300	1,600
Dollar Tree, Inc. (Æ)	58,400	2,778
eBay, Inc. (Æ)	402,700	21,097
Estee Lauder Cos., Inc. (The) Class A	46,893	3,252
Foot Locker, Inc.	20,400	711
GameStop Corp. Class A (Ñ)	38,600	1,347
General Motors Co. (Æ)	211,200	6,513
Hanesbrands, Inc.	47,500	2,383
Harman International Industries, Inc.	13,600	608
Hasbro, Inc. (Ñ)	85,300	4,041
Hertz Global Holdings, Inc. (Æ)	390,012	9,392
Home Depot, Inc.	235,761	17,293
Jack in the Box, Inc. (Æ)	56,600	2,029
John Wiley & Sons, Inc. Class A (Æ)	10,300	393
Johnson Controls, Inc.	304,500	10,661
KAR Auction Services, Inc.	10,200	228
Las Vegas Sands Corp.	135,787	7,638
Lowe’s Cos., Inc.	294,601	11,319
Macy’s, Inc.	162,300	7,239
Marriott International, Inc. Class A	90,630	3,903
McDonald’s Corp.	136,206	13,912
Meritage Homes Corp. (Æ)	38,460	1,876
Michael Kors Holdings, Ltd. (Æ)	78,484	4,469
Nike, Inc. Class B	87,823	5,586
Nu Skin Enterprises, Inc. Class A	22,800	1,157
NVR, Inc. (Æ)	3,877	3,993
Orient-Express Hotels, Ltd. Class A (Æ)	67,250	679
Panera Bread Co. Class A (Æ)	13,840	2,453
Penske Automotive Group, Inc.	3,600	111
PetSmart, Inc.	15,100	1,030
Ralph Lauren Corp. Class A	9,100	1,652
Ross Stores, Inc.	47,600	3,145
Royal Caribbean Cruises, Ltd.	9,000	329
Sirius XM Radio, Inc.	897,000	2,915
Sonic Automotive, Inc. Class A	5,330	117
Sotheby’s Class A	99,700	3,537
Starbucks Corp.	379,334	23,079

	Principal Amount ($) or Shares	Fair Value $
Starwood Hotels & Resorts Worldwide, Inc. (ö)	106,700	6,884
Target Corp.	10,039	708
Tiffany & Co.	42,360	3,121
Time Warner, Inc.	329,020	19,669
TJX Cos., Inc.	11,255	549
Toll Brothers, Inc. (Æ)	160,435	5,505
Tractor Supply Co.	20,520	2,199
Urban Outfitters, Inc. (Æ)	54,444	2,256
VF Corp.	19,800	3,529
Viacom, Inc. Class B	386,700	24,745
Wal-Mart Stores, Inc.	169,692	13,188
Walt Disney Co. (The)	82,722	5,198
Whirlpool Corp.	31,069	3,551
Yum! Brands, Inc.	225,996	15,395

		348,564

Consumer Staples - 6.9%
Altria Group, Inc.	31,048	1,134
Archer-Daniels-Midland Co.	33,500	1,137
Bunge, Ltd.	12,300	888
Church & Dwight Co., Inc.	41,320	2,640
Cia de Bebidas das Americas - ADR	183,240	7,700
Coca-Cola Co. (The)	755,016	31,960
Colgate-Palmolive Co.	155,576	18,577
ConAgra Foods, Inc.	96,300	3,406
CVS Caremark Corp.	281,153	16,357
General Mills, Inc.	9,833	496
Hershey Co. (The)	33,700	3,005
Kellogg Co.	3,671	239
Kimberly-Clark Corp.	5,957	615
Kraft Foods Group, Inc. (Æ)	35,308	1,818
Lorillard, Inc.	72,580	3,113
Molson Coors Brewing Co. Class B	229,681	11,851
Mondelez International, Inc. Class A	158,620	4,989
PepsiCo, Inc.	100,463	8,285
Philip Morris International, Inc.	24,228	2,316
Procter & Gamble Co. (The)	273,208	20,974
Reynolds American, Inc.	5,001	237
Rite Aid Corp. (Æ)	30,000	79
Sysco Corp.	267,898	9,339
TreeHouse Foods, Inc. (Æ)	5,000	319
Tyson Foods, Inc. Class A	40,916	1,008
Walgreen Co.	13,096	648

		153,130

Energy - 10.0%
Anadarko Petroleum Corp.	125,800	10,663
Apache Corp.	20,500	1,515
Arch Coal, Inc. (Ñ)	751,875	3,647
Atwood Oceanics, Inc. (Æ)	14,100	692
Cabot Oil & Gas Corp.	49,058	3,338
Chesapeake Energy Corp. (Ñ)	275,555	5,384
Chevron Corp.	244,315	29,809
Cimarex Energy Co.	4,900	359
ConocoPhillips	10,711	647
CONSOL Energy, Inc.	242,290	8,151

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Devon Energy Corp.	159,565	8,786
Diamond Offshore Drilling, Inc. (Ñ)	45,200	3,123
Exxon Mobil Corp.	588,149	52,339
Halliburton Co.	294,976	12,616
Marathon Oil Corp.	307,450	10,044
Marathon Petroleum Corp.	12,700	995
National Oilwell Varco, Inc.	174,272	11,366
Noble Energy, Inc.	51,289	5,811
Occidental Petroleum Corp.	4,485	400
Oil States International, Inc. (Æ)	2,300	205
Peabody Energy Corp.	217,690	4,367
Phillips 66 (Æ)	17,500	1,067
Pioneer Natural Resources Co.	27,275	3,334
Rowan Companies PLC (Æ)	14,700	478
Schlumberger, Ltd.	168,427	12,536
SM Energy Co.	2,700	165
Southwestern Energy Co. (Æ)	234,800	8,786
Spectra Energy Corp.	9,915	313
Superior Energy Services, Inc. (Æ)	40,500	1,117
Tesoro Corp.	24,700	1,319
Transocean, Ltd. (Æ)	128,370	6,607
Walter Energy, Inc. Class A	53,700	962
Weatherford International, Ltd. (Æ)	201,000	2,571
Whiting Petroleum Corp. (Æ)	88,400	3,934
WPX Energy, Inc. (Æ)	161,820	2,529

		219,975

Financial Services - 14.2%
ACE, Ltd.	164,990	14,707
Allied World Assurance Co. Holdings AG	12,000	1,090
Allstate Corp. (The)	96,175	4,738
American Express Co.	263,670	18,038
American International Group, Inc. (Æ)	118,620	4,913
American Tower Corp. Class A (ö)	2,991	251
Ameriprise Financial, Inc.	35,134	2,619
Arch Capital Group, Ltd. (Æ)	7,200	382
Aspen Insurance Holdings, Ltd.	76,200	2,910
Assurant, Inc.	12,000	570
Assured Guaranty, Ltd.	137,894	2,845
Axis Capital Holdings, Ltd.	80,400	3,588
Bank of America Corp.	1,241,092	15,278
Bank of New York Mellon Corp. (The)	58,800	1,659
BB&T Corp.	219,100	6,742
Berkshire Hathaway, Inc. Class B (Æ)	41,392	4,401
BlackRock, Inc. Class A	100	27
Capital One Financial Corp.	353,650	20,434
Chubb Corp. (The)	59,101	5,205
Citigroup, Inc.	784,967	36,627
CME Group, Inc. Class A	17,400	1,059
Comerica, Inc.	30,900	1,120
Discover Financial Services	168,630	7,376
Endurance Specialty Holdings, Ltd.	53,500	2,620
Everest Re Group, Ltd.	17,100	2,308
Extra Space Storage, Inc. (ö)	8,400	366
Franklin Resources, Inc.	1,349	209
Genworth Financial, Inc. Class A (Æ)	98,415	987
Goldman Sachs Group, Inc. (The)	42,139	6,155

	Principal Amount ($) or Shares	Fair Value $
Hartford Financial Services Group, Inc.	258,500	7,261
Huntington Bancshares, Inc.	157,440	1,129
Jack Henry & Associates, Inc.	500	23
Janus Capital Group, Inc. (Ñ)	313,600	2,797
JPMorgan Chase & Co.	393,705	19,295
KeyCorp	117,800	1,174
Lincoln National Corp.	135,100	4,595
Loews Corp.	1,729	77
Marsh & McLennan Cos., Inc.	7,576	288
Mastercard, Inc. Class A	13,216	7,308
MB Financial, Inc.	3,200	79
MetLife, Inc.	266,300	10,383
Morgan Stanley	252,850	5,601
Ocwen Financial Corp. Class A (Æ)	2,200	80
PartnerRe, Ltd. - ADR	43,200	4,075
PNC Financial Services Group, Inc. (The)	164,950	11,197
Principal Financial Group, Inc.	11,700	422
ProAssurance Corp.	51,700	2,533
Prudential Financial, Inc.	69,000	4,169
Public Storage (ö)	1,944	321
Regions Financial Corp.	788,428	6,694
RenaissanceRe Holdings, Ltd.	24,400	2,291
SLM Corp.	119,700	2,472
State Street Corp.	216,700	12,670
SunTrust Banks, Inc.	255,198	7,465
SVB Financial Group (Æ)	2,600	185
Symetra Financial Corp.	19,700	268
Thomson Reuters Corp.	1,703	57
Travelers Cos., Inc. (The)	66,510	5,681
Visa, Inc. Class A	111,813	18,836
Vornado Realty Trust (ö)	36,100	3,161
Wells Fargo & Co.	6,800	258
WR Berkley Corp.	23,705	1,029

		313,098

Health Care - 15.9%
Abbott Laboratories	23,904	883
AbbVie, Inc.	96,507	4,444
Actavis, Inc. (Æ)	26,245	2,775
Allergan, Inc.	7,010	796
Allscripts Healthcare Solutions, Inc. (Æ)	18,000	249
Amarin Corp. PLC - ADR (Æ)(Ñ)	124,900	925
Amgen, Inc.	11,866	1,237
Baxter International, Inc.	351,164	24,536
Becton Dickinson and Co.	3,079	290
Biogen Idec, Inc. (Æ)	55,041	12,050
Bio-Rad Laboratories, Inc. Class A (Æ)	9,000	1,078
Boston Scientific Corp. (Æ)	199,500	1,494
Bristol-Myers Squibb Co.	110,772	4,400
Brookdale Senior Living, Inc. Class A (Æ)	122,515	3,160
Cardinal Health, Inc.	30,257	1,338
CareFusion Corp. (Æ)	285,600	9,550
Catamaran Corp. (Æ)	29,700	1,715
Celgene Corp. (Æ)	75,071	8,864
Cerner Corp. (Æ)	97,370	9,422
Community Health Systems, Inc.	4,400	200
Covidien PLC	165,256	10,550

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

CR Bard, Inc.	19,700	1,957
Cyberonics, Inc. (Æ)	24,600	1,068
Eli Lilly & Co.	133,968	7,419
Express Scripts Holding Co. (Æ)	82,856	4,919
Forest Laboratories, Inc. (Æ)	107,300	4,014
Gilead Sciences, Inc. (Æ)	302,961	15,342
Health Net, Inc. (Æ)	8,400	247
Humana, Inc.	31,800	2,357
Infinity Pharmaceuticals, Inc. (Æ)	65,600	2,827
Intuitive Surgical, Inc. (Æ)	19,189	9,447
Johnson & Johnson	440,362	37,532
LifePoint Hospitals, Inc. (Æ)	9,300	446
Magellan Health Services, Inc. (Æ)	8,100	414
McKesson Corp.	197,165	20,864
Medicines Co. (The) (Æ)	20,600	695
Medtronic, Inc.	147,651	6,892
Merck & Co., Inc.	71,856	3,377
Molina Healthcare, Inc. (Æ)	44,800	1,487
Novartis AG - ADR	87,050	6,421
Novo Nordisk A/S - ADR	35,560	6,281
Perrigo Co.	84,790	10,125
Pfizer, Inc.	2,019,464	58,706
Pharmacyclics, Inc. (Æ)	27,700	2,258
Regeneron Pharmaceuticals, Inc. (Æ)	20,113	4,327
Roche Holding AG - ADR (Æ)	61,100	3,814
St. Jude Medical, Inc.	42,100	1,735
Stryker Corp.	9,104	597
Thermo Fisher Scientific, Inc.	47,580	3,839
UnitedHealth Group, Inc.	216,630	12,983
Valeant Pharmaceuticals International, Inc. (Æ)	61,689	4,693
Vertex Pharmaceuticals, Inc. (Æ)	40,400	3,104
WellPoint, Inc.	21,800	1,590
Zimmer Holdings, Inc.	16,400	1,254
Zoetis, Inc. Class A	235,287	7,769

		350,756

Materials and Processing - 4.8%
Air Products & Chemicals, Inc.	39,035	3,395
Alcoa, Inc.	63,870	543
Carpenter Technology Corp.	65,000	2,922
CF Industries Holdings, Inc.	5,620	1,048
Commercial Metals Co.	177,200	2,591
Domtar Corp.	3,100	216
Eastman Chemical Co.	77,800	5,185
Ecolab, Inc.	170,850	14,457
Fastenal Co.	181,520	8,904
Huntsman Corp.	22,800	430
LyondellBasell Industries NV Class A	50,596	3,071
Masco Corp.	147,918	2,876
Monsanto Co.	330,340	35,287
Mosaic Co. (The)	145,925	8,988
MRC Global, Inc. (Æ)	11,400	341
PPG Industries, Inc.	17,209	2,532
Praxair, Inc.	82,897	9,475
Precision Castparts Corp.	2,207	422
Sherwin-Williams Co. (The)	14,850	2,719

	Principal Amount ($) or Shares	Fair Value $
Steel Dynamics, Inc.	12,000	180

		105,582

Producer Durables - 9.0%
3M Co.	10,547	1,104
ABM Industries, Inc.	35,500	800
Accenture PLC Class A	99,064	8,068
ADT Corp. (The)	334	15
AECOM Technology Corp. (Æ)	9,200	267
Aegean Marine Petroleum Network, Inc.	101,535	599
AGCO Corp.	65,000	3,461
Air Lease Corp. Class A	26,600	732
AO Smith Corp.	5,300	400
Ascent Capital Group, Inc. Class A (Æ)	1,400	93
Automatic Data Processing, Inc.	208,429	14,036
Avery Dennison Corp.	9,000	373
Boeing Co. (The)	72,280	6,607
Brady Corp. Class A	10,000	339
Bristow Group, Inc.	2,700	171
Canadian Pacific Railway, Ltd.	28,886	3,600
Caterpillar, Inc.	61,761	5,229
Con-way, Inc.	15,700	531
Corrections Corp. of America (ö)	90,793	3,287
CSX Corp.	736	18
Cummins, Inc.	28,549	3,037
Curtiss-Wright Corp.	9,900	325
Danaher Corp.	8,818	537
Danone SA - ADR (Æ)	331,400	4,978
Deere & Co.	27,893	2,491
Delta Air Lines, Inc. (Æ)	363,800	6,235
Eaton Corp. PLC	58,500	3,592
Electronics for Imaging, Inc. (Æ)	11,500	307
EMCOR Group, Inc.	16,700	625
Emerson Electric Co.	6,597	366
FedEx Corp.	98,939	9,301
Franklin Electric Co., Inc.	7,400	240
General Dynamics Corp.	4,826	357
General Electric Co.	1,311,165	29,226
Granite Construction, Inc.	37,100	1,027
Harsco Corp.	27,800	607
Honeywell International, Inc.	226,175	16,633
Huntington Ingalls Industries, Inc.	19,289	1,020
Illinois Tool Works, Inc.	5,646	364
JB Hunt Transport Services, Inc.	9,100	647
Korn/Ferry International (Æ)	14,900	247
L-3 Communications Holdings, Inc.	28,900	2,348
Lexmark International, Inc. Class A (Ñ)	98,100	2,973
Lockheed Martin Corp.	3,960	392
Magna International, Inc. Class A	28,650	1,724
Navistar International Corp. (Æ)(Ñ)	66,573	2,205
Norfolk Southern Corp.	2,207	171
Northrop Grumman Corp.	3,191	242
Pentair, Ltd.	65,200	3,544
Raytheon Co.	109,622	6,729
Republic Services, Inc. Class A	119,200	4,062
Snap-on, Inc.	42,165	3,635
Stanley Black & Decker, Inc.	43,400	3,247

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Terex Corp. (Æ)	114,100	3,263
Textron, Inc.	37,900	976
Tyco International, Ltd.	347,399	11,158
Union Pacific Corp.	75,564	11,180
United Parcel Service, Inc. Class B	11,007	945
United Technologies Corp.	13,905	1,269
URS Corp.	26,700	1,173
US Airways Group, Inc. (Æ)(Ñ)	90,120	1,523
Waste Management, Inc.	7,032	288
Xerox Corp.	55,900	480
Xylem, Inc.	104,900	2,911

		198,330

Technology - 15.5%
Activision Blizzard, Inc.	30,500	456
Adobe Systems, Inc. (Æ)	193,468	8,722
Amdocs, Ltd.	70,400	2,513
AOL, Inc.	30,500	1,179
Apple, Inc.	90,313	39,986
ARRIS Group, Inc. (Æ)	28,900	477
Avago Technologies, Ltd. Class A	136,536	4,364
Benchmark Electronics, Inc. (Æ)	17,500	312
Broadcom Corp. Class A	85,800	3,089
Brocade Communications Systems, Inc. (Æ)	162,100	943
CA, Inc.	83,000	2,238
Ciena Corp. (Æ)	5,000	75
Cisco Systems, Inc.	1,722,218	36,029
Cognizant Technology Solutions Corp. Class A (Æ)	49,113	3,183
Computer Sciences Corp.	22,000	1,031
Cree, Inc. (Æ)	28,600	1,618
Dell, Inc.	101,995	1,367
Electronic Arts, Inc. (Æ)	210,500	3,707
EMC Corp. (Æ)	454,938	10,204
Facebook, Inc. Class A (Æ)	192,137	5,334
Google, Inc. Class A (Æ)	53,326	43,971
Hewlett-Packard Co.	164,100	3,380
Integrated Device Technology, Inc. (Æ)	27,400	195
Intel Corp.	76,763	1,838
International Business Machines Corp.	101,678	20,594
Intersil Corp. Class A	197,700	1,534
Juniper Networks, Inc. (Æ)	193,600	3,204
LinkedIn Corp. Class A (Æ)	22,723	4,365
MEMC Electronic Materials, Inc. (Æ)	58,530	316
Mentor Graphics Corp.	92,386	1,687
Microsoft Corp.	735,049	24,330
Motorola Solutions, Inc.	44,500	2,545
NetApp, Inc. (Æ)	45,100	1,574
NVIDIA Corp.	87,800	1,209
Oracle Corp.	256,797	8,418
PMC - Sierra, Inc. (Æ)	293,900	1,693
QLogic Corp. (Æ)	49,600	539
QUALCOMM, Inc.	472,454	29,113
Red Hat, Inc. (Æ)	120,080	5,755
RF Micro Devices, Inc. (Æ)	61,100	343
Rovi Corp. (Æ)	22,700	531
Salesforce.com, Inc. (Æ)	89,428	3,676

	Principal Amount ($) or Shares	Fair Value $
SanDisk Corp. (Æ)	71,300	3,739
SAP AG - ADR (Ñ)	108,870	8,693
Silicon Laboratories, Inc. (Æ)	1,100	44
Synaptics, Inc. (Æ)	20,600	849
Synopsys, Inc. (Æ)	72,700	2,586
Tech Data Corp. (Æ)	44,400	2,075
Texas Instruments, Inc.	523,956	18,972
Vodafone Group PLC - ADR	567,550	17,361

		341,956

Utilities - 4.1%
Alliant Energy Corp.	11,400	610
Ameren Corp.	82,800	3,002
American Electric Power Co., Inc.	89,125	4,584
Aqua America, Inc.	6,700	213
AT&T, Inc.	447,543	16,765
CenturyLink, Inc.	51,737	1,944
Cleco Corp.	1,900	94
Consolidated Edison, Inc.	63,062	4,014
Dominion Resources, Inc.	3,091	191
DTE Energy Co.	29,300	2,135
Duke Energy Corp.	8,341	627
Edison International	23,200	1,248
El Paso Electric Co.	40,600	1,521
Encana Corp.	326,600	6,026
Energen Corp.	8,000	379
Entergy Corp.	39,400	2,806
Exelon Corp.	288,549	10,823
FirstEnergy Corp.	89,324	4,163
Great Plains Energy, Inc.	6,100	147
Hawaiian Electric Industries, Inc.	2,500	71
Integrys Energy Group, Inc.	8,000	492
NextEra Energy, Inc.	55,577	4,559
NRG Energy, Inc.	57,192	1,594
NV Energy, Inc.	4,500	97
PG&E Corp.	75,615	3,663
Pinnacle West Capital Corp.	7,500	457
PNM Resources, Inc.	18,200	437
Portland General Electric Co.	10,500	339
Public Service Enterprise Group, Inc.	7,685	281
Southern Co.	11,150	538
Southwest Gas Corp.	8,000	405
Telephone & Data Systems, Inc.	27,200	610
Verizon Communications, Inc.	175,192	9,445
Wisconsin Energy Corp.	66,300	2,980
Xcel Energy, Inc.	67,800	2,155

		89,415

Total Common Stocks (cost $1,760,398)		2,120,806

Investments in Other Funds - 0.0%
Financial Services - 0.0%
iShares Russell 1000 Value Index Fund	7,270	599

Total Investments in Other Funds (cost $588)		599

8	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Short-Term Investments - 3.6%
Russell U.S. Cash Management Fund	80,055,287	(¥)	80,055

Total Short-Term Investments (cost $80,055)			80,055

Other Securities - 1.3%
Russell U.S. Cash Collateral Fund (×)	28,178,160	(¥)	28,178

Total Other Securities (cost $28,178)			28,178

Total Investments - 101.1% (identified cost $1,869,219)			2,229,638

Other Assets and Liabilities, Net - (1.1%)			(23,860)

Net Assets - 100.0%			2,205,778

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	9

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	75	USD	6,631	06/13	218
S&P 500 E-Mini Index Futures (CME)	688	USD	54,772	06/13	1,326

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,544

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$348,564	$—	$—	$348,564	15.8
Consumer Staples	153,130	—	—	153,130	6.9
Energy	219,975	—	—	219,975	10.0
Financial Services	313,098	—	—	313,098	14.2
Health Care	350,756	—	—	350,756	15.9
Materials and Processing	105,582	—	—	105,582	4.8
Producer Durables	198,330	—	—	198,330	9.0
Technology	341,956	—	—	341,956	15.5
Utilities	89,415	—	—	89,415	4.1
Investments in Other Funds	599	—	—	599	—	*
Short-Term Investments	—	80,055	—	80,055	3.6
Other Securities	—	28,178	—	28,178	1.3

Total Investments	2,121,405	108,233	—	2,229,638	101.1

Other Assets and Liabilities, Net					(1.1)

					100.0

Other Financial Instruments
Futures Contracts	1,544	—	—	1,544	0.1

Total Other Financial Instruments**	$1,544	$—	$—	$1,544

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$1,544

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$4,402

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$3,616

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	11

Russell Investment Company

Russell U.S. Core Equity Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,869,219
Investments, at fair value*, **	2,229,638
Cash	36
Cash (restricted)(a)	39,292
Receivables:
Dividends and interest	2,461
Dividends from affiliated Russell funds	9
Investments sold	29,350
Fund shares sold	432
Daily variation margin on futures contracts	175
Prepaid expenses	22

Total assets	2,301,415

Liabilities
Payables:
Due to broker(b)	35,580
Investments purchased	28,496
Fund shares redeemed	1,576
Accrued fees to affiliates	1,302
Other accrued expenses	505
Payable upon return of securities loaned	28,178

Total liabilities	95,637

Net Assets	$2,205,778

See accompanying notes which are an integral part of the financial statements.

12	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,789
Accumulated net realized gain (loss)	(255,069)
Unrealized appreciation (depreciation) on:
Investments	360,419
Futures contracts	1,544
Shares of beneficial interest	644
Additional paid-in capital	2,096,451

Net Assets	$2,205,778

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$34.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$36.41
Class A — Net assets	$30,283,047
Class A — Shares outstanding ($.01 par value)	882,245
Net asset value per share: Class C(#)	$33.98
Class C — Net assets	$53,421,522
Class C — Shares outstanding ($.01 par value)	1,572,047
Net asset value per share: Class E(#)	$34.33
Class E — Net assets	$21,936,501
Class E — Shares outstanding ($.01 par value)	639,031
Net asset value per share: Class I(#)	$34.26
Class I — Net assets	$575,537,840
Class I — Shares outstanding ($.01 par value)	16,796,847
Net asset value per share: Class S(#)	$34.28
Class S — Net assets	$443,628,438
Class S — Shares outstanding ($.01 par value)	12,941,014
Net asset value per share: Class Y(#)	$34.23
Class Y — Net assets	$1,080,970,936
Class Y — Shares outstanding ($.01 par value)	31,580,975
Amounts in thousands

* Securities on loan included in investments	$27,498
** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$108,233
(a) Cash Collateral for Futures	$39,292
(b) Due to Broker for Futures	$35,580

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	13

Russell Investment Company

Russell U.S. Core Equity Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$22,867
Dividends from affiliated Russell funds	208
Securities lending income	88

Total investment income	23,163

Expenses
Advisory fees	5,939
Administrative fees	520
Custodian fees	203
Distribution fees - Class A	36
Distribution fees - Class C	198
Transfer agent fees - Class A	29
Transfer agent fees - Class C	53
Transfer agent fees - Class E	24
Transfer agent fees - Class I	343
Transfer agent fees - Class S	431
Transfer agent fees - Class Y	23
Professional fees	66
Registration fees	90
Shareholder servicing fees - Class C	66
Shareholder servicing fees - Class E	30
Trustees’ fees	26
Printing fees	95
Miscellaneous	36

Expenses before reductions	8,208
Expense reductions	(3)

Net expenses	8,205

Net investment income (loss)	14,958

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	128,717
Futures contracts	4,402

Net realized gain (loss)	133,119

Net change in unrealized appreciation (depreciation) on:
Investments	134,896
Futures contracts	3,616

Net change in unrealized appreciation (depreciation)	138,512

Net realized and unrealized gain (loss)	271,631

Net Increase (Decrease) in Net Assets from Operations	$286,589

See accompanying notes which are an integral part of the financial statements.

14	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$14,958	$34,966
Net realized gain (loss)	133,119	611,044
Net change in unrealized appreciation (depreciation)	138,512	(225,113)

Net increase (decrease) in net assets from operations	286,589	420,897

Distributions
From net investment income
Class A	(140)	(230)
Class C	(106)	(151)
Class E	(122)	(398)
Class I	(3,806)	(8,593)
Class S	(2,667)	(12,323)
Class Y	(7,637)	(14,557)

Net decrease in net assets from distributions	(14,478)	(36,252)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(243,524)	(2,002,539)

Total Net Increase (Decrease) in Net Assets	28,587	(1,617,894)

Net Assets
Beginning of period	2,177,191	3,795,085

End of period	$2,205,778	$2,177,191

Undistributed (overdistributed) net investment income included in net assets	$1,789	$1,309

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	15

Russell Investment Company

Russell U.S. Core Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	63	$2,054	180	$5,152
Proceeds from reinvestment of distributions	4	139	7	218
Payments for shares redeemed	(154)	(4,858)	(298)	(8,554)

Net increase (decrease)	(87)	(2,665)	(111)	(3,184)

Class C
Proceeds from shares sold	40	1,285	149	4,244
Proceeds from reinvestment of distributions	4	105	5	143
Payments for shares redeemed	(245)	(7,800)	(665)	(19,183)

Net increase (decrease)	(201)	(6,410)	(511)	(14,796)

Class E
Proceeds from shares sold	15	484	304	8,676
Proceeds from reinvestment of distributions	4	118	13	363
Payments for shares redeemed	(208)	(6,720)	(1,990)	(60,274)

Net increase (decrease)	(189)	(6,118)	(1,673)	(51,235)

Class I
Proceeds from shares sold	908	29,098	2,989	85,633
Proceeds from reinvestment of distributions	119	3,735	268	7,698
Payments for shares redeemed	(3,992)	(126,701)	(16,304)	(474,369)

Net increase (decrease)	(2,965)	(93,868)	(13,047)	(381,038)

Class S
Proceeds from shares sold	1,182	37,705	9,552	271,900
Proceeds from reinvestment of distributions	83	2,613	420	11,884
Payments for shares redeemed	(2,878)	(91,009)	(51,252)	(1,501,645)

Net increase (decrease)	(1,613)	(50,691)	(41,280)	(1,217,861)

Class Y
Proceeds from shares sold	530	16,657	7,984	236,973
Proceeds from reinvestment of distributions	242	7,637	505	14,557
Payments for shares redeemed	(3,338)	(108,066)	(20,215)	(585,955)

Net increase (decrease)	(2,566)	(83,772)	(11,726)	(334,425)

Total increase (decrease)	(7,621)	$(243,524)	(68,348)	$(2,002,539)

See accompanying notes which are an integral part of the financial statements.

16	Russell U.S. Core Equity Fund

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Russell Investment Company

Russell U.S. Core Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	30.29	.17	4.02	4.19	(.16)	—
October 31, 2012	27.08	.21	3.23	3.44	(.23)	—
October 31, 2011	26.05	.17	1.03	1.20	(.17)	—
October 31, 2010	22.76	.13	3.29	3.42	(.13)	—
October 31, 2009	20.73	.17	2.05	2.22	(.19)	—
October 31, 2008(1)	28.57	.03	(7.85)	(7.82)	(.02)	—
Class C
April 30, 2013*	30.01	.05	3.98	4.03	(.06)	—
October 31, 2012	26.89	(.01)	3.20	3.19	(.07)	—
October 31, 2011	25.91	(.03)	1.03	1.00	(.02)	—
October 31, 2010	22.69	(.05)	3.27	3.22	— (f)	—
October 31, 2009	20.71	.03	2.01	2.04	(.06)	—
October 31, 2008(1)	28.57	— (f)	(7.85)	(7.85)	(.01)	—
Class E
April 30, 2013*	30.29	.17	4.03	4.20	(.16)	—
October 31, 2012	27.06	.23	3.21	3.44	(.21)	—
October 31, 2011	26.02	.20	1.03	1.23	(.19)	—
October 31, 2010	22.73	.16	3.29	3.45	(.16)	—
October 31, 2009	20.73	.20	2.01	2.21	(.21)	—
October 31, 2008	38.09	.31	(14.35)	(14.04)	(.35)	(2.97)
Class I
April 30, 2013*	30.24	.22	4.01	4.23	(.21)	—
October 31, 2012	27.04	.31	3.22	3.53	(.33)	—
October 31, 2011	26.01	.27	1.02	1.29	(.26)	—
October 31, 2010	22.72	.21	3.30	3.51	(.22)	—
October 31, 2009	20.73	.25	2.00	2.25	(.26)	—
October 31, 2008	38.08	.41	(14.37)	(13.96)	(.42)	(2.97)
Class S
April 30, 2013*	30.26	.21	4.01	4.22	(.20)	—
October 31, 2012	27.04	.28	3.23	3.51	(.29)	—
October 31, 2011	26.01	.24	1.03	1.27	(.24)	—
October 31, 2010	22.72	.19	3.29	3.48	(.19)	—
October 31, 2009	20.72	.22	2.01	2.23	(.23)	—
October 31, 2008(1)	28.56	.05	(7.87)	(7.82)	(.02)	—
Class Y
April 30, 2013*	30.21	.24	4.01	4.25	(.23)	—
October 31, 2012	27.02	.33	3.23	3.56	(.37)	—
October 31, 2011	25.99	.29	1.03	1.32	(.29)	—
October 31, 2010	22.71	.23	3.29	3.52	(.24)	—
October 31, 2009	20.71	.25	2.02	2.27	(.27)	—
October 31, 2008	38.07	.37	(14.33)	(13.96)	(.43)	(2.97)

See accompanying notes which are an integral part of the financial statements.

18	Russell U.S. Core Equity Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.16)	34.32	13.90	30,283	1.10	1.10	1.05	40
(.23)	30.29	12.73	29,349	1.07	1.07	.72	117
(.17)	27.08	4.60	29,238	1.07	1.07	.62	90
(.13)	26.05	15.10	25,461	1.06	1.06	.52	97
(.19)	22.76	10.87	20,849	1.07	1.07	.85	125
(.02)	20.73	(27.38)	16,179	1.10	1.09	.73	121

(.06)	33.98	13.46	53,422	1.85	1.85	.30	40
(.07)	30.01	11.89	53,222	1.82	1.82	(.02)	117
(.02)	26.89	3.81	61,417	1.82	1.82	(.13)	90
— (f)	25.91	14.24	76,345	1.81	1.81	(.22)	97
(.06)	22.69	9.92	82,018	1.81	1.81	.14	125
(.01)	20.71	(27.49)	86,199	1.84	1.83	—	121

(.16)	34.33	13.91	21,936	1.10	1.07	1.09	40
(.21)	30.29	12.78	25,075	1.07	1.02	.81	117
(.19)	27.06	4.67	67,675	1.07	.99	.71	90
(.16)	26.02	15.23	88,999	1.06	.95	.63	97
(.21)	22.73	10.84	94,835	1.07	.94	1.01	125
(3.32)	20.73	(40.01)	94,785	1.00	.95	1.07	121

(.21)	34.26	14.08	575,538	.77	.77	1.38	40
(.33)	30.24	13.13	597,630	.74	.74	1.07	117
(.26)	27.04	4.95	887,294	.74	.74	.96	90
(.22)	26.01	15.52	969,214	.73	.72	.86	97
(.26)	22.72	11.08	809,999	.74	.69	1.27	125
(3.39)	20.73	(39.85)	872,188	.73	.70	1.37	121

(.20)	34.28	14.03	443,628	.85	.85	1.30	40
(.29)	30.26	13.01	440,333	.82	.82	.99	117
(.24)	27.04	4.87	1,509,859	.82	.82	.87	90
(.19)	26.01	15.40	1,367,750	.81	.81	.77	97
(.23)	22.72	10.99	1,418,555	.82	.82	1.11	125
(.02)	20.72	(27.39)	1,249,003	.85	.83	1.01	121

(.23)	34.23	14.13	1,080,971	.65	.65	1.49	40
(.37)	30.21	13.24	1,031,582	.64	.64	1.16	117
(.29)	27.02	5.06	1,239,602	.64	.64	1.05	90
(.24)	25.99	15.57	1,372,658	.64	.64	.96	97
(.27)	22.71	11.18	2,048,380	.64	.64	1.29	125
(3.40)	20.71	(39.87)	1,927,663	.67	.66	1.35	121

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	19

Russell Investment Company

Russell U.S. Defensive Equity Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,153.40	$1,019.19
Expenses Paid During Period*	$6.03	$5.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,149.30	$1,015.47
Expenses Paid During Period*	$10.02	$9.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,153.90	$1,019.34
Expenses Paid During Period*	$5.87	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

20	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,155.40	$1,020.83
Expenses Paid During Period*	$4.28	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,155.10	$1,020.43
Expenses Paid During Period*	$4.70	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,156.10	$1,021.42
Expenses Paid During Period*	$3.64	$3.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.68% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Defensive Equity Fund	21

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 97.1%
Consumer Discretionary - 12.9%
Advance Auto Parts, Inc.	41,693	3,497
Amazon.com, Inc. (Æ)	9,221	2,340
AMC Networks, Inc. Class A (Æ)	15,860	999
AutoZone, Inc. (Æ)	12,580	5,146
CBS Corp. Class B	48,859	2,237
Coach, Inc.	516	30
Comcast Corp. Class A	173,413	7,162
Costco Wholesale Corp.	61,087	6,624
Cracker Barrel Old Country Store, Inc.	9,500	786
DIRECTV (Æ)	4,056	229
Discovery Communications, Inc. Class A (Æ)	27,200	2,144
Dollar General Corp. (Æ)	15,139	789
Dollar Tree, Inc. (Æ)	64,400	3,063
Estee Lauder Cos., Inc. (The) Class A	34,871	2,418
Expedia, Inc.	16,600	927
Foot Locker, Inc.	15,158	529
GameStop Corp. Class A	15,100	527
Gap, Inc. (The)	23,600	897
Home Depot, Inc.	500,518	36,713
Jack in the Box, Inc. (Æ)	35,400	1,269
LKQ Corp. (Æ)	22,500	542
Lowe’s Cos., Inc.	206,812	7,946
Mattel, Inc.	59,505	2,717
McDonald’s Corp.	27,392	2,798
McGraw-Hill Cos., Inc. (The)	11,200	606
Nike, Inc. Class B	50,826	3,233
NVR, Inc. (Æ)	3,340	3,440
O’Reilly Automotive, Inc. (Æ)	9,100	977
Panera Bread Co. Class A (Æ)	14,970	2,653
PetSmart, Inc.	53,541	3,654
Polaris Industries, Inc.	4,200	362
PVH Corp.	1,300	150
Ross Stores, Inc.	62,300	4,116
Starbucks Corp.	80,883	4,921
Target Corp.	129,017	9,103
Time Warner Cable, Inc.	17,350	1,629
Time Warner, Inc.	45,750	2,735
TJX Cos., Inc.	278,410	13,578
Tractor Supply Co.	15,200	1,629
TripAdvisor, Inc. (Æ)	4,985	262
Urban Outfitters, Inc. (Æ)	14,300	593
VF Corp.	6,780	1,208
Viacom, Inc. Class B	45,726	2,926
Wal-Mart Stores, Inc.	99,358	7,722
Walt Disney Co. (The)	46,108	2,897
Yum! Brands, Inc.	6,103	416

		161,139

Consumer Staples - 13.4%
Altria Group, Inc.	131,707	4,809
Archer-Daniels-Midland Co.	32,100	1,089
Campbell Soup Co.	16,500	766
Church & Dwight Co., Inc.	39,600	2,530
Coca-Cola Co. (The)	560,144	23,711
Coca-Cola Enterprises, Inc.	27,000	989

	Principal Amount ($) or Shares	Fair Value $
Colgate-Palmolive Co.	111,451	13,308
ConAgra Foods, Inc.	26,640	942
CVS Caremark Corp.	107,037	6,227
Dr Pepper Snapple Group, Inc.	8,600	420
General Mills, Inc.	131,143	6,612
Hershey Co. (The)	38,200	3,406
HJ Heinz Co.	21,900	1,586
Hormel Foods Corp.	12,200	504
JM Smucker Co. (The)	15,300	1,579
Kellogg Co.	54,177	3,524
Kimberly-Clark Corp.	79,328	8,186
Kraft Foods Group, Inc. (Æ)	188,687	9,715
Kroger Co. (The)	51,150	1,759
Lorillard, Inc.	75,350	3,232
McCormick & Co., Inc.	30,200	2,173
Mead Johnson Nutrition Co. Class A	42,553	3,451
Molson Coors Brewing Co. Class B	19,200	991
Mondelez International, Inc. Class A	413,967	13,019
PepsiCo, Inc.	106,553	8,787
Philip Morris International, Inc.	191,088	18,266
Procter & Gamble Co. (The)	299,510	22,993
Reynolds American, Inc.	40,904	1,940
Sysco Corp.	8,965	313
Tyson Foods, Inc. Class A	7,400	182
Walgreen Co.	6,003	297

		167,306

Energy - 8.9%
Atwood Oceanics, Inc. (Æ)	11,800	579
Berry Petroleum Co. Class A	16,785	804
Chevron Corp.	353,579	43,140
ConocoPhillips	62,027	3,750
Diamond Offshore Drilling, Inc.	37,600	2,598
Exxon Mobil Corp.	516,026	45,921
Halliburton Co.	100	4
Hubbell, Inc. Class B (Æ)	12,691	1,218
Marathon Petroleum Corp.	56,852	4,455
National Oilwell Varco, Inc.	321	21
Occidental Petroleum Corp.	70,885	6,327
Oceaneering International, Inc.	3,800	267
Schlumberger, Ltd.	21,980	1,636
Spectra Energy Corp.	4,530	143
Tesoro Corp.	4,984	266
Whiting Petroleum Corp. (Æ)	13,200	587

		111,716

Financial Services - 8.5%
ACE, Ltd.	82,326	7,339
Alexandria Real Estate Equities, Inc. (ö)	9,400	684
Allied World Assurance Co. Holdings AG	34,231	3,109
American Campus Communities, Inc. (ö)	4,100	183
American Financial Group, Inc.	1,600	77
American Tower Corp. Class A (ö)	104,911	8,811
Aon PLC	45,500	2,746
Arch Capital Group, Ltd. (Æ)	39,800	2,112
Aspen Insurance Holdings, Ltd.	58,500	2,234
Axis Capital Holdings, Ltd.	135,472	6,046

22	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Berkshire Hathaway, Inc. Class B (Æ)	116,881	12,427
BlackRock, Inc. Class A	2,242	597
Broadridge Financial Solutions, Inc.	4,400	111
CBOE Holdings, Inc.	23,500	882
Chubb Corp. (The)	1,873	165
Cincinnati Financial Corp.	42,100	2,059
Cullen/Frost Bankers, Inc.	21,351	1,290
Digital Realty Trust, Inc. (ö)	11,900	839
Endurance Specialty Holdings, Ltd.	49,200	2,409
Equifax, Inc.	17,700	1,083
Equity Lifestyle Properties, Inc. Class A (ö)	12,076	981
Essex Property Trust, Inc. (ö)	100	16
Everest Re Group, Ltd.	32,940	4,447
Fidelity National Financial, Inc. Class A	7,800	209
Fidelity National Information Services, Inc.	11,000	463
Fiserv, Inc. (Æ)	2,400	219
FleetCor Technologies, Inc. (Æ)	3,548	273
Franklin Resources, Inc.	38,894	6,015
HCC Insurance Holdings, Inc.	43,800	1,866
Health Care REIT, Inc. (ö)	3,300	247
Invesco, Ltd.	36,100	1,146
Jack Henry & Associates, Inc.	31,100	1,443
Loews Corp.	8,065	360
Marsh & McLennan Cos., Inc.	8,861	337
MFA Financial, Inc. (ö)	24,700	229
Morningstar, Inc.	3,300	218
National Retail Properties, Inc. (ö)	44,591	1,769
PartnerRe, Ltd. - ADR	51,200	4,830
Plum Creek Timber Co., Inc. (ö)	9,900	510
Post Properties, Inc. (ö)	18,200	900
ProAssurance Corp.	33,957	1,664
Progressive Corp. (The)	12,400	314
Public Storage (ö)	5,068	836
Rayonier, Inc. (ö)	39,700	2,359
Realogy Holdings Corp. (Æ)	5,589	268
Reinsurance Group of America, Inc. Class A	15,284	956
RenaissanceRe Holdings, Ltd.	27,100	2,544
SEI Investments Co.	14,800	424
Senior Housing Properties Trust (ö)	1,800	51
T Rowe Price Group, Inc.	600	44
TD Ameritrade Holding Corp.	1,710	34
Thomson Reuters Corp.	743	25
Travelers Cos., Inc. (The)	52,306	4,467
Validus Holdings, Ltd.	4,300	166
Visa, Inc. Class A	47,656	8,028
Waddell & Reed Financial, Inc. Class A	5,400	232
Wells Fargo & Co.	46,730	1,775

		105,868

Health Care - 18.6%
Abbott Laboratories	69,735	2,575
AbbVie, Inc.	344,662	15,872
Actavis, Inc. (Æ)	48,300	5,107
Alexion Pharmaceuticals, Inc. (Æ)	7,600	745
Allergan, Inc.	44,821	5,089
Amgen, Inc.	103,113	10,745
Baxter International, Inc.	99,153	6,928

	Principal Amount ($) or Shares	Fair Value $
Becton Dickinson and Co.	1,407	133
Biogen Idec, Inc. (Æ)	74,394	16,287
BioMarin Pharmaceutical, Inc. (Æ)	4,238	278
Bio-Rad Laboratories, Inc. Class A (Æ)	8,900	1,066
Bristol-Myers Squibb Co.	297,220	11,805
Cardinal Health, Inc.	64,304	2,843
CareFusion Corp. (Æ)	143,796	4,808
Catamaran Corp. (Æ)	28,400	1,639
Celgene Corp. (Æ)	108,988	12,868
Cerner Corp. (Æ)	4,700	455
Covance, Inc. (Æ)	1,300	97
Covidien PLC	181,472	11,585
CR Bard, Inc.	22,500	2,236
Cyberonics, Inc. (Æ)	25,200	1,094
DaVita HealthCare Partners, Inc. (Æ)	53,400	6,336
Edwards Lifesciences Corp. (Æ)	16,600	1,059
Eli Lilly & Co.	297,060	16,451
Express Scripts Holding Co. (Æ)	43,200	2,565
Forest Laboratories, Inc. (Æ)	80,800	3,023
Gilead Sciences, Inc. (Æ)	54,080	2,739
Health Net, Inc. (Æ)	24,600	723
Humana, Inc.	2,900	215
Intuitive Surgical, Inc. (Æ)	2,137	1,052
Johnson & Johnson	250,413	21,343
McKesson Corp.	1,515	160
Medicines Co. (The) (Æ)	19,300	651
MEDNAX, Inc. (Æ)	11,700	1,038
Medtronic, Inc.	111,624	5,211
Merck & Co., Inc.	386,821	18,181
Molina Healthcare, Inc. (Æ)	46,000	1,527
Onyx Pharmaceuticals, Inc. (Æ)	2,834	269
Pfizer, Inc.	608,768	17,697
ResMed, Inc.	71,811	3,448
St. Jude Medical, Inc.	23,500	969
Stryker Corp.	7,150	469
Teleflex, Inc.	3,500	273
Thermo Fisher Scientific, Inc.	94,430	7,619
Thoratec Corp. (Æ)	2,600	94
UnitedHealth Group, Inc.	57,528	3,448
Valeant Pharmaceuticals International, Inc. (Æ)	3,100	236
Zimmer Holdings, Inc.	1,000	76
Zoetis, Inc. Class A	58,477	1,931

		233,058

Materials and Processing - 1.8%
Air Products & Chemicals, Inc.	35,637	3,099
Ashland, Inc.	3,118	266
Ball Corp.	41,628	1,837
Bemis Co., Inc.	14,000	551
Brown-Forman Corp. Class B - ADR (Æ)	73,241	5,163
Commercial Metals Co.	139,700	2,042
Ecolab, Inc.	1,805	153
International Flavors & Fragrances, Inc.	3,800	293
NewMarket Corp.	400	107
Packaging Corp. of America	14,519	691
Praxair, Inc.	2,078	237

Russell U.S. Defensive Equity Fund	23

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Precision Castparts Corp.	1,710	327
Sherwin-Williams Co. (The)	38,900	7,123
Valspar Corp.	11,776	752

		22,641

Producer Durables - 7.7%
3M Co.	16,305	1,707
ABM Industries, Inc.	24,676	556
Accenture PLC Class A	199,623	16,257
ADT Corp. (The)	78,214	3,413
AGCO Corp.	43,200	2,300
Alliant Techsystems, Inc.	6,100	454
Automatic Data Processing, Inc.	3,402	229
B/E Aerospace, Inc. (Æ)	4,372	274
CH Robinson Worldwide, Inc.	11,600	689
Cintas Corp.	10,800	485
Copart, Inc. (Æ)	33,500	1,181
Corrections Corp. of America (ö)	8,200	297
CSX Corp.	65,985	1,623
Cummins, Inc.	961	102
Danaher Corp.	4,039	246
Dover Corp.	6,800	469
Emerson Electric Co.	98,783	5,483
FedEx Corp.	16,318	1,534
Flir Systems, Inc.	11,113	270
Flowserve Corp.	2,640	417
Fluor Corp.	9,100	519
General Dynamics Corp.	16,405	1,213
Genpact, Ltd.	5,100	95
Granite Construction, Inc.	26,400	730
Honeywell International, Inc.	49,166	3,616
IDEX Corp.	3,800	198
Illinois Tool Works, Inc.	6,940	448
Kirby Corp. (Æ)	500	37
L-3 Communications Holdings, Inc. Class 3	22,900	1,861
Lexmark International, Inc. Class A	64,500	1,955
Lockheed Martin Corp.	1,809	179
Mettler-Toledo International, Inc. (Æ)	13,867	2,898
Norfolk Southern Corp.	1,017	79
Northrop Grumman Corp.	50,702	3,840
Pall Corp.	9,900	660
Paychex, Inc.	500	18
Peerless Industrial Group Class C (Æ)	5,049	358
Pentair, Ltd.	2,200	120
Raytheon Co.	84,714	5,200
Republic Services, Inc. Class A	28,700	978
Rockwell Collins, Inc.	8,800	554
Roper Industries, Inc.	800	96
Snap-on, Inc.	2,500	215
TransDigm Group, Inc.	1,300	191
Tyco International, Ltd.	296	10
Union Pacific Corp.	96,140	14,225
United Parcel Service, Inc. Class B	42,619	3,658
United Technologies Corp.	119,833	10,940
Wabtec Corp.	7,194	755
Waste Management, Inc.	3,213	132
Waters Corp. (Æ)	3,600	333

	Principal Amount ($) or Shares	Fair Value $
WW Grainger, Inc.	9,400	2,317
Zebra Technologies Corp. Class A (Æ)	8,700	406

		96,820

Technology - 16.0%
Adobe Systems, Inc. (Æ)	26,409	1,191
Amdocs, Ltd.	80,100	2,860
Apple, Inc.	21,522	9,529
Broadcom Corp. Class A	101,400	3,650
CA, Inc.	78,300	2,112
Cisco Systems, Inc.	1,262,046	26,402
Cognizant Technology Solutions Corp. Class A (Æ)	68,894	4,464
Electronic Arts, Inc. (Æ)	127,500	2,245
EMC Corp. (Æ)	29,581	664
Equinix, Inc. (Æ)	5,676	1,215
Google, Inc. Class A (Æ)	44,292	36,522
IAC/InterActiveCorp	23,736	1,117
Intel Corp.	111,017	2,659
International Business Machines Corp.	147,667	29,908
Intersil Corp. Class A	133,600	1,037
Intuit, Inc.	107,591	6,417
Juniper Networks, Inc. (Æ)	137,000	2,267
Lam Research Corp. (Æ)	37,550	1,736
Mentor Graphics Corp.	59,300	1,083
Microsoft Corp.	793,028	26,249
Motorola Solutions, Inc.	48,300	2,763
NetApp, Inc. (Æ)	30,300	1,057
NeuStar, Inc. Class A (Æ)	8,900	390
Oracle Corp.	491,706	16,118
PMC - Sierra, Inc. (Æ)	232,300	1,338
QUALCOMM, Inc.	82,455	5,081
Rackspace Hosting, Inc. (Æ)	14,900	718
Stratasys, Ltd. (Æ)	10,500	872
Symantec Corp. (Æ)	58,160	1,413
Synaptics, Inc. (Æ)	15,700	647
Synopsys, Inc. (Æ)	74,200	2,639
Tech Data Corp. (Æ)	23,200	1,084
Texas Instruments, Inc.	51,469	1,864
Xilinx, Inc.	15,900	603

		199,914

Utilities - 9.3%
Ameren Corp.	60,287	2,185
American Electric Power Co., Inc.	114,933	5,911
Aqua America, Inc.	16,000	508
AT&T, Inc.	413,891	15,504
CenterPoint Energy, Inc.	54,382	1,342
CenturyLink, Inc.	4,324	162
Consolidated Edison, Inc.	45,971	2,926
Dominion Resources, Inc.	1,424	88
DTE Energy Co.	81,582	5,946
Duke Energy Corp.	3,834	288
Edison International	68,200	3,669
El Paso Electric Co.	30,900	1,158
Energen Corp.	10,230	485
Entergy Corp.	24,900	1,774

24	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Exelon Corp.	49,765		1,867
FirstEnergy Corp.	51,366		2,394
Great Plains Energy, Inc.	50,100		1,209
Hawaiian Electric Industries, Inc.	2,700		76
ITC Holdings Corp.	7,800		719
MetroPCS Communications, Inc. (Æ)	44,863		531
NextEra Energy, Inc.	175,000		14,355
NiSource, Inc.	60,950		1,873
NV Energy, Inc.	156,066		3,376
ONEOK, Inc.	11,800		606
PG&E Corp.	167,253		8,102
Pinnacle West Capital Corp.	17,300		1,054
PPL Corp.	113,518		3,789
Public Service Enterprise Group, Inc.	3,540		130
Questar Corp.	114,138		2,898
Sempra Energy	41,120		3,407
Southern Co.	5,104		246
UGI Corp.	11,200		459
Verizon Communications, Inc.	441,286		23,790
Westar Energy, Inc.	10,900		381
Wisconsin Energy Corp.	20,700		930
Xcel Energy, Inc.	51,600		1,640

			115,778

Total Common Stocks (cost $1,019,144)			1,214,240

Short-Term Investments - 2.8%
Russell U.S. Cash Management Fund	34,403,753	(¥)	34,404

Total Short-Term Investments (cost $34,404)			34,404

Total Investments - 99.9% (identified cost $1,053,548)			1,248,644

Other Assets and Liabilities, Net - 0.1%			1,429

Net Assets - 100.0%			1,250,073

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund	25

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	260	USD	20,699	06/13	140
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	209	USD	8,544	06/13	42

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					182

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$161,139	$—	$—	$161,139	12.9
Consumer Staples	167,306	—	—	167,306	13.4
Energy	111,716	—	—	111,716	8.9
Financial Services	105,868	—	—	105,868	8.5
Health Care	233,058	—	—	233,058	18.6
Materials and Processing	22,641	—	—	22,641	1.8
Producer Durables	96,820	—	—	96,820	7.7
Technology	199,914	—	—	199,914	16.0
Utilities	115,778	—	—	115,778	9.3
Short-Term Investments	—	34,404	—	34,404	2.8

Total Investments	1,214,240	34,404	—	1,248,644	99.9

Other Assets and Liabilities, Net					0.1

					100.0

Other Financial Instruments
Futures Contracts	182	—	—	182	—	*

Total Other Financial Instruments**	$182	$—	$—	$182

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$182

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,363

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$481

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund	27

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,053,548
Investments, at fair value*	1,248,644
Cash (restricted)(a)	1,783
Receivables:
Dividends and interest	1,432
Dividends from affiliated Russell funds	1
Investments sold	4,578
Fund shares sold	337
Daily variation margin on futures contracts	44
Prepaid expenses	14

Total assets	1,256,833

Liabilities
Payables:
Investments purchased	4,542
Fund shares redeemed	1,129
Accrued fees to affiliates	765
Other accrued expenses	324

Total liabilities	6,760

Net Assets	$1,250,073

See accompanying notes which are an integral part of the financial statements.

28	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$953
Accumulated net realized gain (loss)	(445,228)
Unrealized appreciation (depreciation) on:
Investments	195,096
Futures contracts	182
Shares of beneficial interest	334
Additional paid-in capital	1,498,736

Net Assets	$1,250,073

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$37.41
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$39.69
Class A — Net assets	$22,312,231
Class A — Shares outstanding ($.01 par value)	596,468
Net asset value per share: Class C(#)	$37.22
Class C — Net assets	$46,426,025
Class C — Shares outstanding ($.01 par value)	1,247,389
Net asset value per share: Class E(#)	$37.42
Class E — Net assets	$19,422,742
Class E — Shares outstanding ($.01 par value)	519,100
Net asset value per share: Class I(#)	$37.40
Class I — Net assets	$286,010,272
Class I — Shares outstanding ($.01 par value)	7,647,610
Net asset value per share: Class S(#)	$37.45
Class S — Net assets	$283,100,480
Class S — Shares outstanding ($.01 par value)	7,559,717
Net asset value per share: Class Y(#)	$37.40
Class Y — Net assets	$592,801,389
Class Y — Shares outstanding ($.01 par value)	15,850,844
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$34,404
(a) Cash Collateral for Futures	$1,783

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund	29

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$15,425
Dividends from affiliated Russell funds	15

Total investment income	15,440

Expenses
Advisory fees	3,336
Administrative fees	292
Custodian fees	130
Distribution fees - Class A	27
Distribution fees - Class C	168
Transfer agent fees - Class A	21
Transfer agent fees - Class C	45
Transfer agent fees - Class E	18
Transfer agent fees - Class I	163
Transfer agent fees - Class S	276
Transfer agent fees - Class Y	13
Professional fees	138
Registration fees	87
Shareholder servicing fees - Class C	56
Shareholder servicing fees - Class E	23
Trustees’ fees	18
Printing fees	92
Miscellaneous	28

Expenses before reductions	4,931
Expense reductions	(2)

Net expenses	4,929

Net investment income (loss)	10,511

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	85,612
Futures contracts	2,363

Net realized gain (loss)	87,975

Net change in unrealized appreciation (depreciation) on:
Investments	78,190
Futures contracts	481

Net change in unrealized appreciation (depreciation)	78,671

Net realized and unrealized gain (loss)	166,646

Net Increase (Decrease) in Net Assets from Operations	$177,157

See accompanying notes which are an integral part of the financial statements.

30	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$10,511	$29,508
Net realized gain (loss)	87,975	436,469
Net change in unrealized appreciation (depreciation)	78,671	(148,972)

Net increase (decrease) in net assets from operations	177,157	317,005

Distributions
From net investment income
Class A	(146)	(186)
Class C	(156)	(111)
Class E	(127)	(392)
Class I	(2,318)	(4,295)
Class S	(2,262)	(11,106)
Class Y	(5,354)	(13,250)

Net decrease in net assets from distributions	(10,363)	(29,340)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(141,823)	(1,914,219)

Total Net Increase (Decrease) in Net Assets	24,971	(1,626,554)

Net Assets
Beginning of period	1,225,102	2,851,656

End of period	$1,250,073	$1,225,102

Undistributed (overdistributed) net investment income included in net assets	$953	$805

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund	31

Russell Investment Company

Russell U.S. Defensive Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	24	$818	167	$5,423
Proceeds from reinvestment of distributions	5	144	6	176
Payments for shares redeemed	(106)	(3,537)	(118)	(3,751)

Net increase (decrease)	(77)	(2,575)	55	1,848

Class C
Proceeds from shares sold	39	1,365	316	10,326
Proceeds from reinvestment of distributions	5	154	3	107
Payments for shares redeemed	(192)	(6,598)	(557)	(17,778)

Net increase (decrease)	(148)	(5,079)	(238)	(7,345)

Class E
Proceeds from shares sold	21	702	401	12,488
Proceeds from reinvestment of distributions	3	115	12	367
Payments for shares redeemed	(78)	(2,612)	(1,596)	(52,768)

Net increase (decrease)	(54)	(1,795)	(1,183)	(39,913)

Class I
Proceeds from shares sold	687	23,577	1,923	61,907
Proceeds from reinvestment of distributions	66	2,237	129	4,127
Payments for shares redeemed	(1,709)	(58,033)	(6,112)	(195,731)

Net increase (decrease)	(956)	(32,219)	(4,060)	(129,697)

Class S
Proceeds from shares sold	614	20,967	8,609	272,009
Proceeds from reinvestment of distributions	65	2,184	342	10,803
Payments for shares redeemed	(1,965)	(66,736)	(40,994)	(1,330,252)

Net increase (decrease)	(1,286)	(43,585)	(32,043)	(1,047,440)

Class Y
Proceeds from shares sold	254	8,417	1,040	32,926
Proceeds from reinvestment of distributions	158	5,353	417	13,251
Payments for shares redeemed	(1,987)	(70,340)	(22,882)	(737,849)

Net increase (decrease)	(1,575)	(56,570)	(21,425)	(691,672)

Total increase (decrease)	(4,096)	$(141,823)	(58,894)	$(1,914,219)

See accompanying notes which are an integral part of the financial statements.

32	Russell U.S. Defensive Equity Fund

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Russell Investment Company

Russell U.S. Defensive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	32.65	.24	4.75	4.99	(.23)	—
October 31, 2012	29.57	.27	3.11	3.38	(.30)	—
October 31, 2011	26.98	.23	2.59	2.82	(.23)	—
October 31, 2010	23.94	.23	3.07	3.30	(.26)	—
October 31, 2009	22.26	.25	1.68	1.93	(.25)	—
October 31, 2008(1)	30.15	.01	(7.88)	(7.87)	(.02)	—
Class C
April 30, 2013*	32.50	.11	4.73	4.84	(.12)	—
October 31, 2012	29.45	.03	3.10	3.13	(.08)	—
October 31, 2011	26.91	.01	2.58	2.59	(.05)	—
October 31, 2010	23.89	.04	3.06	3.10	(.08)	—
October 31, 2009	22.23	.10	1.64	1.74	(.08)	—
October 31, 2008(1)	30.15	(.02)	(7.89)	(7.91)	(.01)	—
Class E
April 30, 2013*	32.66	.25	4.75	5.00	(.24)	—
October 31, 2012	29.54	.30	3.09	3.39	(.27)	—
October 31, 2011	26.96	.26	2.57	2.83	(.25)	—
October 31, 2010	23.92	.26	3.07	3.33	(.29)	—
October 31, 2009	22.26	.28	1.65	1.93	(.27)	—
October 31, 2008	40.29	.29	(14.34)	(14.05)	(.26)	(3.72)
Class I
April 30, 2013*	32.65	.30	4.74	5.04	(.29)	—
October 31, 2012	29.57	.38	3.11	3.49	(.41)	—
October 31, 2011	26.98	.33	2.58	2.91	(.32)	—
October 31, 2010	23.95	.32	3.06	3.38	(.35)	—
October 31, 2009	22.29	.34	1.64	1.98	(.32)	—
October 31, 2008	40.30	.38	(14.35)	(13.97)	(.32)	(3.72)
Class S
April 30, 2013*	32.69	.29	4.75	5.04	(.28)	—
October 31, 2012	29.59	.35	3.10	3.45	(.35)	—
October 31, 2011	27.00	.30	2.59	2.89	(.30)	—
October 31, 2010	23.96	.30	3.07	3.37	(.33)	—
October 31, 2009	22.30	.31	1.65	1.96	(.30)	—
October 31, 2008(1)	30.18	.02	(7.88)	(7.86)	(.02)	—
Class Y
April 30, 2013*	32.65	.32	4.74	5.06	(.31)	—
October 31, 2012	29.58	.42	3.10	3.52	(.45)	—
October 31, 2011	26.99	.36	2.58	2.94	(.35)	—
October 31, 2010	23.96	.35	3.05	3.40	(.37)	—
October 31, 2009	22.29	.34	1.66	2.00	(.33)	—
October 31, 2008	40.30	.36	(14.31)	(13.95)	(.34)	(3.72)

See accompanying notes which are an integral part of the financial statements.

34	Russell U.S. Defensive Equity Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.23)	37.41	15.34	22,312	1.13	1.13	1.42	49
(.30)	32.65	11.47	21,977	1.28	1.28	.85	150
(.23)	29.57	10.47	18,284	1.26	1.26	.77	142
(.26)	26.98	13.87	17,610	1.26	1.26	.88	102
(.25)	23.94	8.82	17,522	1.31	1.31	1.19	115
(.02)	22.26	(26.11)	14,403	1.26	1.26	.32	118

(.12)	37.22	14.93	46,426	1.88	1.88	.67	49
(.08)	32.50	10.64	45,352	2.03	2.03	.10	150
(.05)	29.45	9.63	48,096	2.01	2.01	.04	142
(.08)	26.91	12.98	61,826	2.01	2.01	.14	102
(.08)	23.89	7.91	71,301	2.06	2.06	.49	115
(.01)	22.23	(26.23)	82,787	2.01	2.00	(.43)	118

(.24)	37.42	15.39	19,423	1.13	1.10	1.44	49
(.27)	32.66	11.47	18,709	1.28	1.23	.93	150
(.25)	29.54	10.55	51,877	1.27	1.19	.89	142
(.29)	26.96	13.99	67,618	1.26	1.15	1.01	102
(.27)	23.92	8.86	79,008	1.31	1.18	1.35	115
(3.98)	22.26	(38.26)	86,593	1.20	1.15	.94	118

(.29)	37.40	15.54	286,010	.80	.80	1.74	49
(.41)	32.65	11.83	280,933	.95	.95	1.19	150
(.32)	29.57	10.83	374,489	.93	.93	1.13	142
(.35)	26.98	14.22	476,481	.93	.91	1.26	102
(.32)	23.95	9.12	736,767	.98	.93	1.62	115
(4.04)	22.29	(38.11)	815,038	.96	.93	1.22	118

(.28)	37.45	15.51	283,101	.88	.88	1.68	49
(.35)	32.69	11.70	289,196	1.03	1.03	1.10	150
(.30)	29.59	10.74	1,209,861	1.01	1.01	1.02	142
(.33)	27.00	14.14	1,029,950	1.01	1.01	1.15	102
(.30)	23.96	8.98	1,356,163	1.06	1.06	1.46	115
(.02)	22.30	(26.05)	1,245,509	1.02	1.00	.36	118

(.31)	37.40	15.61	592,801	.68	.68	1.86	49
(.45)	32.65	11.93	568,935	.85	.85	1.31	150
(.35)	29.58	10.94	1,149,049	.83	.83	1.21	142
(.37)	26.99	14.30	1,242,933	.83	.83	1.35	102
(.33)	23.96	9.21	1,975,524	.88	.88	1.63	115
(4.06)	22.29	(38.07)	1,882,415	.86	.85	1.27	118

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund	35

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,119.20	$1,017.41
Expenses Paid During Period*	$7.83	$7.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,114.90	$1,013.69
Expenses Paid During Period*	$11.75	$11.18

*	Expenses are equal to the Fund’s annualized expense ratio of 2.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,118.90	$1,017.41
Expenses Paid During Period*	$7.83	$7.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

36	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,121.50	$1,019.29
Expenses Paid During Period*	$5.84	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,120.10	$1,018.65
Expenses Paid During Period*	$6.52	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,122.10	$1,019.64
Expenses Paid During Period*	$5.47	$5.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Dynamic Equity Fund	37

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 99.7%
Consumer Discretionary - 19.4%
Aaron’s, Inc. Class A	90,800	2,607
Amazon.com, Inc. (Æ)(Û)	9,100	2,310
American Eagle Outfitters, Inc.	62,200	1,210
Best Buy Co., Inc.	94,579	2,458
Carnival Corp.	52,250	1,803
CBS Corp. Class B	100,200	4,587
Comcast Corp. Class A (Û)	220,677	9,114
Deckers Outdoor Corp. (Æ)	43,500	2,398
Delphi Automotive PLC	21,500	994
Diageo PLC - ADR	39,076	4,775
Dick’s Sporting Goods, Inc.	110,363	5,309
Dillard’s, Inc. Class A	18,400	1,516
Dollar General Corp. (Æ)	35,881	1,869
eBay, Inc. (Æ)	168,668	8,837
Expedia, Inc.	22,400	1,251
Foot Locker, Inc.	37,200	1,297
Ford Motor Co.	76,100	1,043
GameStop Corp. Class A	37,300	1,302
Gap, Inc. (The) (Û)	74,100	2,815
H&R Block, Inc.	45,000	1,248
Hanesbrands, Inc.	33,200	1,665
Hertz Global Holdings, Inc. (Æ)	191,600	4,614
Home Depot, Inc.	49,400	3,624
Johnson Controls, Inc.	140,300	4,912
Las Vegas Sands Corp.	81,400	4,579
Lear Corp.	23,400	1,352
Macy’s, Inc.	154,900	6,909
Madison Square Garden Co. (The) Class A (Æ)	20,200	1,217
Marriott International, Inc. Class A	85,840	3,696
Meritage Homes Corp. (Æ)	36,420	1,777
Newell Rubbermaid, Inc.	70,800	1,865
News Corp. Class A	58,900	1,824
Nike, Inc. Class B	17,529	1,115
NVR, Inc. (Æ)	3,630	3,739
Orient-Express Hotels, Ltd. Class A (Æ)	63,690	643
Polaris Industries, Inc.	10,800	931
PulteGroup, Inc. (Æ)	46,700	980
Ralph Lauren Corp. Class A	40,618	7,375
Time Warner, Inc. (Û)	23,000	1,375
TJX Cos., Inc.	53,580	2,613
Toll Brothers, Inc. (Æ)	151,640	5,203
TRW Automotive Holdings Corp. (Æ)	16,000	961
Tupperware Brands Corp.	14,200	1,140
VF Corp.	26,900	4,794
Whirlpool Corp. (Û)	22,000	2,514
Wyndham Worldwide Corp. (Û)	26,700	1,604
Yum! Brands, Inc.	57,900	3,944

		135,708

Consumer Staples - 1.1%
Coca-Cola Enterprises, Inc.	61,700	2,260
Hillshire Brands Co.	27,900	1,002
Ingredion, Inc.	13,100	943
Kroger Co. (The) (Û)	65,600	2,255
Tyson Foods, Inc. Class A	45,900	1,131

		7,591

	Principal Amount ($) or Shares	Fair Value $
Energy - 11.2%
Anadarko Petroleum Corp.	79,759	6,760
Arch Coal, Inc. (Ñ)	723,220	3,508
Cameron International Corp. (Æ)	48,626	2,993
Chesapeake Energy Corp.	260,920	5,099
Cobalt International Energy, Inc. (Æ)	194,884	5,445
ConocoPhillips (Û)	48,800	2,950
CONSOL Energy, Inc.	28,240	950
Devon Energy Corp.	49,240	2,711
Halliburton Co.	44,900	1,921
Helmerich & Payne, Inc.	42,200	2,474
HollyFrontier Corp.	37,800	1,869
Marathon Oil Corp.	64,100	2,094
Marathon Petroleum Corp. (Û)	41,300	3,236
Murphy Oil Corp. (Û)	48,500	3,011
Oceaneering International, Inc.	18,900	1,326
Patterson-UTI Energy, Inc.	118,300	2,495
Peabody Energy Corp.	207,090	4,154
RPC, Inc.	40,200	532
Schlumberger, Ltd. (Û)	160,776	11,967
Southwestern Energy Co. (Æ)	50,900	1,905
Valero Energy Corp. (Û)	72,300	2,915
Weatherford International, Ltd. (Æ)	190,230	2,433
Whiting Petroleum Corp. (Æ)	73,600	3,275
WPX Energy, Inc. (Æ)	151,820	2,373

		78,396

Financial Services - 27.8%
ACE, Ltd.	44,180	3,938
Affiliated Managers Group, Inc. (Æ)	23,630	3,679
Allstate Corp. (The) (Û)	111,960	5,515
American International Group, Inc. (Æ)	109,970	4,555
Ameriprise Financial, Inc. (Û)	42,300	3,153
Assurant, Inc.	19,300	917
Assured Guaranty, Ltd.	119,110	2,457
Axis Capital Holdings, Ltd.	59,880	2,672
Bank of America Corp.	1,070,564	13,179
Camden Property Trust (ö)	43,778	3,167
Capital One Financial Corp.	203,432	11,754
CBRE Group, Inc. Class A (Æ)	58,300	1,412
Citigroup, Inc. (Û)	294,780	13,754
CoreLogic, Inc. (Æ)	33,300	908
Discover Financial Services (Û)	46,400	2,030
Endurance Specialty Holdings, Ltd.	84,842	4,155
Equity Lifestyle Properties, Inc. Class A (ö)	19,000	1,544
Fifth Third Bancorp (Û)	178,200	3,035
Franklin Resources, Inc.	6,500	1,005
Genworth Financial, Inc. Class A (Æ)	93,180	935
Goldman Sachs Group, Inc. (The) (Û)	63,700	9,305
Hartford Financial Services Group, Inc.	236,450	6,642
Huntington Bancshares, Inc. (Û)	526,420	3,774
Jones Lang LaSalle, Inc.	14,700	1,456
JPMorgan Chase & Co. (Û)	348,930	17,101
KeyCorp (Û)	428,190	4,269
Lazard, Ltd. Class A	191,449	6,490
Lincoln National Corp.	46,900	1,595
Morgan Stanley	49,880	1,105

38	Russell U.S. Dynamic Equity Fund

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Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

PNC Financial Services Group, Inc. (The)	73,000	4,955
Prudential Financial, Inc.	79,800	4,821
Regions Financial Corp.	449,044	3,812
Simon Property Group, Inc. (ö)	11,900	2,119
SunTrust Banks, Inc.	390,435	11,420
SVB Financial Group (Æ)	14,100	1,003
T Rowe Price Group, Inc. (Û)	35,500	2,574
Taubman Centers, Inc. (ö)	33,400	2,856
Unum Group	64,200	1,791
US Bancorp	39,800	1,325
Visa, Inc. Class A	49,685	8,370
Waddell & Reed Financial, Inc. Class A	30,600	1,312
Wells Fargo & Co. (Û)	309,266	11,746
WR Berkley Corp.	21,470	932

		194,537

Health Care - 6.2%
Aetna, Inc. (Û)	18,500	1,063
Amarin Corp. PLC - ADR (Æ)(Ñ)	167,300	1,240
Boston Scientific Corp. (Æ)	158,000	1,183
Brookdale Senior Living, Inc. Class A (Æ)	117,120	3,020
Cigna Corp.	24,100	1,595
Gilead Sciences, Inc. (Æ)	16,700	846
Hologic, Inc. (Æ)	238,792	4,864
Humana, Inc.	24,600	1,823
Infinity Pharmaceuticals, Inc. (Æ)	70,400	3,034
McKesson Corp. (Û)	26,100	2,762
Myriad Genetics, Inc. (Æ)	84,800	2,362
Omnicare, Inc.	23,700	1,037
Thermo Fisher Scientific, Inc.	56,700	4,575
Thoratec Corp. (Æ)	31,200	1,129
United Therapeutics Corp. (Æ)	35,200	2,351
Vertex Pharmaceuticals, Inc. (Æ)	44,300	3,403
Warner Chilcott PLC Class A	68,300	982
WellPoint, Inc.	87,404	6,373

		43,642

Materials and Processing - 5.7%
Air Products & Chemicals, Inc.	40,600	3,531
Alcoa, Inc.	60,520	514
CF Industries Holdings, Inc. (Û)	15,300	2,854
Domtar Corp.	14,000	973
Dow Chemical Co. (The)	140,600	4,768
EI du Pont de Nemours & Co.	87,900	4,791
Freeport-McMoRan Copper & Gold, Inc. (Û)	158,051	4,809
International Paper Co.	44,400	2,086
LyondellBasell Industries NV Class A	53,900	3,272
Monsanto Co. (Û)	30,100	3,215
Mosaic Co. (The)	71,108	4,380
Packaging Corp. of America	65,800	3,129
Rock Tenn Co. Class A	20,100	2,013

		40,335

Producer Durables - 13.0%
AECOM Technology Corp. (Æ)	40,000	1,163
Aegean Marine Petroleum Network, Inc.	88,787	524

	Principal Amount ($) or Shares	Fair Value $
AGCO Corp.	27,700	1,475
Alliant Techsystems, Inc.	37,100	2,759
Boeing Co. (The) (Û)	23,510	2,149
CSX Corp.	137,761	3,388
Deere & Co.	11,200	1,000
Delta Air Lines, Inc. (Æ)	341,800	5,858
Eaton Corp. PLC	91,500	5,619
FedEx Corp.	37,900	3,563
Fluor Corp.	121,716	6,935
General Electric Co. (Û)	184,700	4,117
Huntington Ingalls Industries, Inc.	29,100	1,539
Ingersoll-Rand PLC	55,900	3,007
ITT Corp.	43,600	1,203
Joy Global, Inc.	58,133	3,286
Magna International, Inc. Class A	27,690	1,666
Navistar International Corp. (Æ)(Ñ)	63,410	2,100
Northrop Grumman Corp. (Û)	34,900	2,643
Oshkosh Corp. (Æ)	47,600	1,869
Pentair, Ltd.	76,300	4,147
Rockwell Automation, Inc.	18,155	1,539
Snap-on, Inc.	47,200	4,069
Stanley Black & Decker, Inc.	56,900	4,257
Terex Corp. (Æ)	143,500	4,104
Triumph Group, Inc.	13,800	1,103
Tyco International, Ltd.	116,200	3,732
Union Pacific Corp. (Û)	17,100	2,530
United Continental Holdings, Inc. (Æ)	29,900	966
URS Corp.	58,600	2,574
US Airways Group, Inc. (Æ)(Ñ)	85,340	1,442
Xylem, Inc.	161,400	4,479

		90,805

Technology - 13.4%
Altera Corp.	112,085	3,588
Apple, Inc. (Û)	38,000	16,824
Applied Materials, Inc.	80,300	1,165
Avago Technologies, Ltd. Class A	134,200	4,289
BMC Software, Inc. (Æ)	27,200	1,237
Cisco Systems, Inc. (Û)	165,280	3,458
Citrix Systems, Inc. (Æ)	69,219	4,303
Computer Sciences Corp.	28,400	1,330
Corning, Inc.	78,900	1,144
Dell, Inc.	96,540	1,294
EMC Corp. (Æ)	195,700	4,390
Facebook, Inc. Class A (Æ)	68,700	1,907
Google, Inc. Class A (Æ)(Û)	21,824	17,995
Lambda TD Software, Inc. (Æ)	18,700	209
LSI Corp. (Æ)	122,200	799
Marvell Technology Group, Ltd.	126,100	1,357
MEMC Electronic Materials, Inc. (Æ)	38,930	210
Motorola Solutions, Inc. (Û)	49,500	2,831
NeuStar, Inc. Class A (Æ)	29,000	1,272
PMC - Sierra, Inc. (Æ)	276,000	1,590
QUALCOMM, Inc.	137,045	8,445
SAIC, Inc.	62,600	935
Salesforce.com, Inc. (Æ)	74,664	3,069
SanDisk Corp. (Æ)	18,300	960

Russell U.S. Dynamic Equity Fund	39

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Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Solera Holdings, Inc.	25,800	1,486
Symantec Corp. (Æ)	114,000	2,770
Synopsys, Inc. (Æ)	26,500	943
Vishay Intertechnology, Inc. (Æ)	144,200	2,025
Western Digital Corp.	7,300	404
Yahoo!, Inc. (Æ)	68,000	1,682

		93,911

Utilities - 1.9%
AES Corp.	189,800	2,631
AT&T, Inc.	21,700	813
Edison International	27,500	1,479
FirstEnergy Corp.	2,780	129
NRG Energy, Inc.	54,114	1,508
NV Energy, Inc.	78,300	1,694
Sprint Nextel Corp. (Æ)	218,500	1,540
Verizon Communications, Inc. (Û)	63,100	3,402

		13,196

Total Common Stocks (cost $631,308)		698,121

Investments in Other Funds - 0.1%
Financial Services - 0.1%
iShares Russell 1000 Value Index Fund	7,850	647

Total Investments in Other Funds (cost $633)		647

Short-Term Investments - 4.7%
Russell U.S. Cash Management Fund	32,531,344 (¥)	32,531

Total Short-Term Investments (cost $32,531)		32,531

Other Securities - 1.2%
Russell U.S. Cash Collateral Fund (×)	8,455,971 (¥)	8,456

Total Other Securities (cost $8,456)		8,456

Total Investments - 105.7% (identified cost $672,928)		739,755

Securities Sold Short - (4.8)%
Consumer Discretionary - (0.9)%
JC Penney Co., Inc. (Æ)	(180,400)	(2,962)
Pandora Media, Inc. (Æ)	(78,900)	(1,099)
Penn National Gaming, Inc. (Æ)	(26,700)	(1,564)
Sears Holdings Corp. (Æ)	(13,400)	(688)

		(6,313)

Consumer Staples - (0.2)%
Fresh Market, Inc. (The) (Æ)	(40,300)	(1,649)

	Principal Amount ($) or Shares	Fair Value $
Energy - (0.4)%
Cheniere Energy, Inc. (Æ)	(65,200)	(1,857)
Golar LNG, Ltd. (Æ)	(30,900)	(1,033)

		(2,890)

Financial Services - (0.9)%
MBIA, Inc. (Æ)	(80,800)	(764)
TFS Financial Corp. (Æ)	(249,300)	(2,710)
Thomson Reuters Corp.	(71,100)	(2,381)
Valley National Bancorp	(52,400)	(468)

		(6,323)

Health Care - (0.4)%
Ariad Pharmaceuticals, Inc. (Æ)	(45,300)	(810)
Brookdale Senior Living, Inc. Class A (Æ)	(69,000)	(1,779)

		(2,589)

Materials and Processing - (0.8)%
Armstrong World Industries, Inc. (Æ)	(21,400)	(1,092)
Compass Minerals International, Inc.	(33,300)	(2,882)
Vulcan Materials Co.	(30,800)	(1,536)

		(5,510)

Producer Durables - (0.7)%
Clean Harbors, Inc. (Æ)	(39,700)	(2,262)
IHS, Inc. Class A (Æ)	(19,400)	(1,890)
Itron, Inc. (Æ)	(22,100)	(876)

		(5,028)

Technology - (0.5)%
Cypress Semiconductor Corp. (Æ)	(91,300)	(921)
Fusion-io, Inc. (Æ)	(117,600)	(2,209)

		(3,130)

Total Securities Sold Short (proceeds $30,999)		(33,432)

Other Assets and Liabilities, Net - (0.9%)		(6,332)

Net Assets - 100.0%		699,991

See accompanying notes which are an integral part of the financial statements.

40	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	186	USD	14,807	06/13	227
S&P E-Mini Energy Select Sector Index Futures (CME)	39	USD	3,054	06/13	11
S&P E-Mini Financial Select Sector Index Futures (CME)	67	USD	3,120	06/13	67
S&P E-Mini Materials Select Sector Index Futures (CME)	76	USD	3,162	06/13	58
S&P E-Mini Technology Select Sector Index Futures (CME)	104	USD	3,196	06/13	64
S&P Midcap 400 E-Mini Index Futures (CME)	25	USD	2,894	06/13	66

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					493

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$135,708	$—	$—	$135,708	19.4
Consumer Staples	7,591	—	—	7,591	1.1
Energy	78,396	—	—	78,396	11.2
Financial Services	194,537	—	—	194,537	27.8
Health Care	43,642	—	—	43,642	6.2
Materials and Processing	40,335	—	—	40,335	5.7
Producer Durables	90,805	—	—	90,805	13.0
Technology	93,911	—	—	93,911	13.4
Utilities	13,196	—	—	13,196	1.9
Investments in Other Funds	647	—	—	647	0.1
Short-Term Investments	—	32,531	—	32,531	4.7
Other Securities	—	8,456	—	8,456	1.2

Total Investments	698,768	40,987	—	739,755	105.7

Securities Sold Short	(33,432)	—	—	(33,432)	(4.8)
Other Assets and Liabilities, Net					(0.9)

					100.0

Other Financial Instruments
Futures Contracts	493	—	—	493	0.1

Total Other Financial Instruments*	$493	$—	$—	$493

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund	41

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Russell U.S. Dynamic Equity Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$493

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,052

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,621

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

42	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$672,928
Investments, at fair value*, **	739,755
Cash (restricted)(a)	1,505
Receivables:
Dividends and interest	364
Dividends from affiliated Russell funds	3
Investments sold	14,916
Fund shares sold	1,179
Daily variation margin on futures contracts	130
Prepaid expenses	4

Total assets	757,856

Liabilities
Payables:
Investments purchased	14,676
Fund shares redeemed	641
Accrued fees to affiliates	508
Other accrued expenses	152
Securities sold short, at fair value***	33,432
Payable upon return of securities loaned	8,456

Total liabilities	57,865

Net Assets	$699,991

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund	43

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(76)
Accumulated net realized gain (loss)	18,517
Unrealized appreciation (depreciation) on:
Investments	66,827
Futures contracts	493
Securities sold short	(2,432)
Shares of beneficial interest	643
Additional paid-in capital	616,019

Net Assets	$699,991

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.50
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.14
Class A — Net assets	$333,324
Class A — Shares outstanding ($.01 par value)	31,737
Net asset value per share: Class C(#)	$9.51
Class C — Net assets	$5,875,112
Class C — Shares outstanding ($.01 par value)	617,699
Net asset value per share: Class E(#)	$10.52
Class E — Net assets	$2,598,841
Class E — Shares outstanding ($.01 par value)	247,003
Net asset value per share: Class I(#)	$10.95
Class I — Net assets	$20,553,760
Class I — Shares outstanding ($.01 par value)	1,877,392
Net asset value per share: Class S(#)	$10.82
Class S — Net assets	$80,435,455
Class S — Shares outstanding ($.01 par value)	7,434,419
Net asset value per share: Class Y(#)	$10.92
Class Y — Net assets	$590,194,106
Class Y — Shares outstanding ($.01 par value)	54,067,254
Amounts in thousands

* Securities on loan included in investments	$8,207
** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$40,987
*** Proceeds on securities sold short	$30,999
(a) Cash Collateral for Futures	$1,505

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

44	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,760
Dividends from affiliated Russell funds	16
Securities lending income	36

Total investment income	5,812

Expenses
Advisory fees	2,676
Administrative fees	161
Custodian fees	74
Distribution fees - Class A	— *
Distribution fees - Class C	20
Transfer agent fees - Class A	— *
Transfer agent fees - Class C	5
Transfer agent fees - Class E	3
Transfer agent fees - Class I	11
Transfer agent fees - Class S	71
Transfer agent fees - Class Y	13
Professional fees	49
Registration fees	55
Shareholder servicing fees - Class C	7
Shareholder servicing fees - Class E	3
Trustees’ fees	3
Printing fees	25
Dividends from securities sold short	154
Interest expense paid on securities sold short	269
Miscellaneous	10

Expenses before reductions	3,609
Expense reductions	(5)

Net expenses	3,604

Net investment income (loss)	2,208

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	23,831
Futures contracts	2,052
Securities sold short	(5,193)

Net realized gain (loss)	20,690

Net change in unrealized appreciation (depreciation) on:
Investments	55,420
Futures contracts	1,621
Securities sold short	(2,432)

Net change in unrealized appreciation (depreciation)	54,609

Net realized and unrealized gain (loss)	75,299

Net Increase (Decrease) in Net Assets from Operations	$77,507

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund	45

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Russell U.S. Dynamic Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,208	$1,111
Net realized gain (loss)	20,690	18,913
Net change in unrealized appreciation (depreciation)	54,609	907

Net increase (decrease) in net assets from operations	77,507	20,931

Distributions
From net investment income
Class A	(1)	— **
Class E	(2)	—
Class I	(52)	(16)
Class S	(146)	(22)
Class Y	(2,254)	(900)

Net decrease in net assets from distributions	(2,455)	(938)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(18,437)	559,491
Fund Reimbursements	—	56

Total Net Increase (Decrease) in Net Assets	56,615	579,540

Net Assets
Beginning of period	643,376	63,836

End of period	$699,991	$643,376

Undistributed (overdistributed) net investment income included in net assets	$(76)	$171

**	Less than $500.

See accompanying notes which are an integral part of the financial statements.

46	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A(1)
Proceeds from shares sold	21	$201	22	$205
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(11)	(101)	—	—

Net increase (decrease)	10	100	22	205

Class C
Proceeds from shares sold	72	658	85	706
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(86)	(759)	(159)	(1,275)

Net increase (decrease)	(14)	(101)	(74)	(569)

Class E
Proceeds from shares sold	8	75	160	1,378
Proceeds from reinvestment of distributions	—	2	—	—
Payments for shares redeemed	(20)	(205)	(372)	(3,200)

Net increase (decrease)	(12)	(128)	(212)	(1,822)

Class I
Proceeds from shares sold	598	6,159	852	(8,147)
Proceeds from reinvestment of distributions	5	49	1	15
Payments for shares redeemed	(624)	(6,370)	(2,081)	(19,458)

Net increase (decrease)	(21)	(162)	(1,228)	(11,296)

Class S
Proceeds from shares sold	3,014	30,502	4,945	47,393
Proceeds from reinvestment of distributions	10	100	2	16
Payments for shares redeemed	(1,060)	(10,868)	(2,760)	(25,576)

Net increase (decrease)	1,964	19,734	2,187	21,833

Class Y(1)
Proceeds from shares sold	1,113	11,410	59,470	568,628
Proceeds from reinvestment of distributions	221	2,254	91	899
Payments for shares redeemed	(4,973)	(51,544)	(1,855)	(18,387)

Net increase (decrease)	(3,639)	(37,880)	57,706	551,140

Total increase (decrease)	(1,712)	$(18,437)	58,401	$559,491

(1)	For the period August 16, 2012 (commencement of operations) to October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund	47

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	9.40	.01	1.11	1.12	(.02)	—
October 31, 2012(8)	9.20	.01	.20	.21	(.01)	—
Class C
April 30, 2013*	8.53	(.02)	1.00	.98	—	—
October 31, 2012	7.56	(.06)	1.03	.97	—	—
October 31, 2011	6.97	(.07)	.66	.59	—	—
October 31, 2010	5.96	(.07)	1.08	1.01	—	—
October 31, 2009	5.09	(.04)	.91	.87	—	—
October 31, 2008	9.17	(.07)	(3.60)	(3.67)	—	(.41)
Class E
April 30, 2013*	9.41	.01	1.11	1.12	(.01)	—
October 31, 2012	8.27	— (f)	1.14	1.14	—	—
October 31, 2011	7.58	(.02)	.71	.69	—	—
October 31, 2010	6.43	(.02)	1.17	1.15	—	—
October 31, 2009	5.46	— (f)	.98	.98	(.01)	—
October 31, 2008	9.72	— (f)	(3.85)	(3.85)	—	(.41)
Class I
April 30, 2013*	9.79	.03	1.16	1.19	(.03)	—
October 31, 2012	8.56	.03	1.21	1.24	(.01)	—
October 31, 2011	7.83	.01	.72	.73	—	—
October 31, 2010	6.62	— (f)	1.22	1.22	(.01)	—
October 31, 2009	5.63	.02	1.00	1.02	(.03)	—
October 31, 2008	9.98	.03	(3.97)	(3.94)	—	(.41)
Class S
April 30, 2013*	9.68	.02	1.14	1.16	(.02)	—
October 31, 2012	8.48	.03	1.17	1.20	— (f)	—
October 31, 2011	7.76	— (f)	.72	.72	—	—
October 31, 2010	6.56	(.01)	1.21	1.20	— (f)	—
October 31, 2009	5.57	.01	1.00	1.01	(.02)	—
October 31, 2008	9.89	.01	(3.92)	(3.91)	—	(.41)
Class Y
April 30, 2013*	9.77	.04	1.15	1.19	(.04)	—
October 31, 2012(8)	9.56	.02	.21	.23	(.02)	—

See accompanying notes which are an integral part of the financial statements.

48	Russell U.S. Dynamic Equity Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.02)	10.50	11.92	333	1.49	1.49	.20	75
(.01)	9.40	2.30	206	1.36	1.35	.31	120

—	9.51	11.49	5,875	2.24	2.24	(.50)	75
—	8.53	12.83	5,386	2.28	2.07	(.72)	120
—	7.56	8.18	5,335	2.29	2.05	(.97)	142
—	6.97	16.95	5,456	2.24	2.05	(1.08)	111
—	5.96	17.09	5,770	2.18	2.11	(.76)	118
(.41)	5.09	(41.76)	6,211	2.31	2.21	(.90)	120

(.01)	10.52	11.89	2,599	1.49	1.49	.25	75
—	9.41	13.78	2,443	1.55	1.32	(.01)	120
—	8.27	8.97	3,906	1.54	1.30	(.22)	142
—	7.58	17.88	5,795	1.49	1.30	(.34)	111
(.01)	6.43	17.90	5,381	1.43	1.36	(.02)	118
(.41)	5.46	(41.23)	5,308	1.48	1.37	(.06)	120

(.03)	10.95	12.15	20,554	1.16	1.11	.50	75
(.01)	9.79	14.34	18,586	1.21	.94	.38	120
—	8.56	9.45	26,748	1.19	.92	.10	142
(.01)	7.83	18.44	46,926	1.16	.92	.05	111
(.03)	6.62	18.34	49,355	1.11	.98	.38	118
(.41)	5.63	(41.05)	58,509	1.13	.98	.33	120

(.02)	10.82	12.01	80,436	1.24	1.24	.46	75
— (f)	9.68	14.20	52,928	1.26	1.07	.29	120
—	8.48	9.28	27,847	1.29	1.05	.02	142
— (f)	7.76	18.30	31,701	1.24	1.05	(.09)	111
(.02)	6.56	18.15	33,974	1.19	1.11	.25	118
(.41)	5.57	(41.19)	44,414	1.30	1.19	.12	120

(.04)	10.92	12.21	590,194	1.04	1.04	.70	75
(.02)	9.77	2.36	563,827	.91	.91	.80	120

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund	49

Russell Investment Company

Russell U.S. Strategic Equity Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,146.00	$1,019.19
Expenses Paid During Period*	$6.01	$5.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,141.70	$1,015.47
Expenses Paid During Period*	$9.98	$9.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,146.90	$1,019.19
Expenses Paid During Period*	$6.02	$5.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

50	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,148.30	$1,020.43
Expenses Paid During Period*	$4.69	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Strategic Equity Fund	51

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.7%
Consumer Discretionary - 15.8%
Aaron’s, Inc. Class A (Û)	44,000	1,263
Advance Auto Parts, Inc.	145,460	12,201
Amazon.com, Inc. (Æ)(Û)	39,700	10,076
AMC Networks, Inc. Class A (Æ)	24,798	1,563
American Eagle Outfitters, Inc. (Û)	341,685	6,646
Apollo Group, Inc. Class A (Æ)	148,986	2,737
AutoZone, Inc. (Æ)	9,600	3,927
Avon Products, Inc.	70,900	1,642
Big Lots, Inc. (Æ)	180,090	6,558
Burberry Group PLC - ADR	47,715	1,974
Carnival Corp.	65,040	2,245
CBS Corp. Class B	114,335	5,234
Comcast Corp. Class A (Û)	429,222	17,311
Costco Wholesale Corp.	69,635	7,550
Cracker Barrel Old Country Store, Inc.	23,400	1,936
Deckers Outdoor Corp. (Æ)	37,300	2,056
Delphi Automotive PLC	14,500	670
Diageo PLC - ADR	37,393	4,569
Dick’s Sporting Goods, Inc.	63,059	3,033
Dillard’s, Inc. Class A	9,300	766
Discovery Communications, Inc. Class A (Æ)	26,900	2,120
Dollar General Corp. (Æ)	55,980	2,916
Dollar Tree, Inc. (Æ)	87,000	4,138
eBay, Inc. (Æ)	201,659	10,565
Estee Lauder Cos., Inc. (The) Class A	97,896	6,789
Expedia, Inc.	10,600	592
Foot Locker, Inc.	42,805	1,493
Ford Motor Co.	40,800	559
GameStop Corp. Class A	55,500	1,937
Gap, Inc. (The) (Û)	44,600	1,694
General Motors Co. (Æ)	161,600	4,984
H&R Block, Inc.	30,400	843
Hanesbrands, Inc.	21,500	1,078
Hasbro, Inc.	86,300	4,088
Hertz Global Holdings, Inc. (Æ)	332,663	8,010
Home Depot, Inc.	462,263	33,907
Hugo Boss AG - ADR (Æ)	16,059	370
Jack in the Box, Inc. (Æ)	62,828	2,252
Jarden Corp. (Æ)	16,350	736
Johnson Controls, Inc.	513,528	17,979
Kohl’s Corp.	65,225	3,069
Las Vegas Sands Corp.	120,345	6,769
Lear Corp.	16,300	942
Lowe’s Cos., Inc.	50,600	1,944
Macy’s, Inc.	216,700	9,665
Madison Square Garden Co. (The) Class A (Æ)	13,100	790
Marriott International, Inc. Class A	106,820	4,600
Mattel, Inc.	94,930	4,335
McDonald’s Corp.	117,450	11,997
Meritage Homes Corp. (Æ)	45,350	2,213
Michael Kors Holdings, Ltd. (Æ)	68,785	3,917
Newell Rubbermaid, Inc.	46,200	1,217
News Corp. Class A	35,500	1,099
Nike, Inc. Class B	297,143	18,898
NVR, Inc. (Æ)	4,550	4,687

	Principal Amount ($) or Shares	Fair Value $
Orient-Express Hotels, Ltd. Class A (Æ)	68,443	691
Panera Bread Co. Class A (Æ)	27,259	4,831
PetSmart, Inc.	75,055	5,122
Polaris Industries, Inc.	7,800	672
priceline.com, Inc. (Æ)	800	557
PulteGroup, Inc. (Æ)	27,600	579
Ralph Lauren Corp. Class A	29,526	5,361
Ross Stores, Inc.	60,500	3,997
Royal Caribbean Cruises, Ltd.	61,600	2,250
Sirius XM Radio, Inc.	798,230	2,594
Starbucks Corp.	182,975	11,132
Time Warner, Inc. (Û)	333,656	19,947
TJX Cos., Inc.	286,473	13,972
Toll Brothers, Inc. (Æ)	188,715	6,475
Tractor Supply Co.	29,510	3,163
TripAdvisor, Inc. (Æ)	7,981	420
TRW Automotive Holdings Corp. (Æ)	57,800	3,472
Tupperware Brands Corp.	11,000	883
Urban Outfitters, Inc. (Æ)	48,488	2,009
VF Corp.	18,600	3,315
Viacom, Inc. Class B	457,266	29,261
Wal-Mart Stores, Inc.	145,400	11,301
Walt Disney Co. (The)	45,318	2,848
Whirlpool Corp. (Û)	39,775	4,546
Wyndham Worldwide Corp. (Û)	13,600	817
Yum! Brands, Inc.	40,100	2,732

		420,096

Consumer Staples - 6.5%
Archer-Daniels-Midland Co.	81,250	2,758
Church & Dwight Co., Inc.	62,280	3,979
Coca-Cola Co. (The)	669,659	28,347
Coca-Cola Enterprises, Inc.	25,000	916
Colgate-Palmolive Co.	171,954	20,533
ConAgra Foods, Inc.	24,300	859
CVS Caremark Corp.	267,750	15,578
Hershey Co. (The)	49,700	4,431
Hillshire Brands Co.	17,400	625
Kraft Foods Group, Inc. (Æ)	239,863	12,351
Kroger Co. (The) (Û)	51,700	1,777
Lorillard, Inc.	110,730	4,749
Mead Johnson Nutrition Co. Class A	68,538	5,558
Molson Coors Brewing Co. Class B	196,400	10,134
Mondelez International, Inc. Class A	298,390	9,385
PepsiCo, Inc.	61,670	5,086
Philip Morris International, Inc.	119,806	11,452
Procter & Gamble Co. (The)	289,314	22,210
Sysco Corp.	262,300	9,144
Tyson Foods, Inc. Class A	97,100	2,392

		172,264

Energy - 10.4%
Anadarko Petroleum Corp.	145,573	12,339
Arch Coal, Inc.	884,830	4,291
Atwood Oceanics, Inc. (Æ)	15,300	750
Baker Hughes, Inc.	71,625	3,251
Berry Petroleum Co. Class A	25,286	1,211

52	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

BP PLC - ADR	66,750	2,910
Cabot Oil & Gas Corp.	42,884	2,918
Chesapeake Energy Corp.	446,895	8,732
Chevron Corp.	368,174	44,922
Cobalt International Energy, Inc. (Æ)	173,778	4,855
ConocoPhillips (Û)	74,600	4,510
CONSOL Energy, Inc.	250,620	8,431
Devon Energy Corp.	226,755	12,485
Diamond Offshore Drilling, Inc.	53,600	3,704
Exxon Mobil Corp.	661,321	58,852
Halliburton Co. (Û)	313,700	13,417
Helmerich & Payne, Inc. (Û)	26,200	1,536
HollyFrontier Corp. (Û)	24,400	1,207
Hubbell, Inc. Class B (Æ)	21,200	2,034
Marathon Oil Corp. (Û)	336,500	10,993
Marathon Petroleum Corp.	91,291	7,153
Murphy Oil Corp. (Û)	29,500	1,832
Noble Corp.	40,750	1,528
Noble Energy, Inc.	45,703	5,178
Occidental Petroleum Corp.	62,323	5,563
Oceaneering International, Inc.	11,400	800
Patterson-UTI Energy, Inc. (Û)	83,100	1,753
Peabody Energy Corp.	256,345	5,142
Phillips 66 (Æ)	40,100	2,444
Pioneer Natural Resources Co.	24,292	2,969
RPC, Inc.	4,100	54
Schlumberger, Ltd. (Û)	112,061	8,341
Southwestern Energy Co. (Æ)	219,550	8,215
Tesoro Corp. (Û)	21,179	1,131
Transocean, Ltd. (Æ)	129,730	6,677
Ultra Petroleum Corp. (Æ)	90,125	1,929
Valero Energy Corp. (Û)	43,800	1,766
Walter Energy, Inc. Class A	51,600	925
Weatherford International, Ltd. (Æ)	236,545	3,025
Whiting Petroleum Corp. (Æ)	69,300	3,084
WPX Energy, Inc. (Æ)	190,720	2,981

		275,838

Financial Services - 14.4%
ACE, Ltd.	165,275	14,733
Allied World Assurance Co. Holdings AG	47,233	4,289
Allstate Corp. (The) (Û)	113,120	5,573
American Capital, Ltd. (Æ)	30,500	461
American Express Co.	113,100	7,737
American Financial Group, Inc.	6,200	299
American International Group, Inc. (Æ)	102,359	4,239
American Tower Corp. Class A (ö)	145,166	12,193
Ameriprise Financial, Inc. (Û)	64,200	4,785
Aspen Insurance Holdings, Ltd.	77,300	2,952
Assurant, Inc.	13,900	661
Assured Guaranty, Ltd.	148,280	3,059
Axis Capital Holdings, Ltd.	127,171	5,675
Bank of America Corp.	1,476,801	18,179
BB&T Corp.	213,500	6,569
Berkshire Hathaway, Inc. Class B (Æ)	35,557	3,780
Camden Property Trust (ö)	21,639	1,565
Capital One Financial Corp.	403,018	23,286

	Principal Amount ($) or Shares	Fair Value $
CBRE Group, Inc. Class A (Æ)	35,900	869
Chubb Corp. (The)	54,400	4,791
Citigroup, Inc. (Û)	834,355	38,932
CoreLogic, Inc. (Æ)	32,400	884
Cullen/Frost Bankers, Inc.	33,461	2,021
Discover Financial Services (Û)	185,568	8,117
Endurance Specialty Holdings, Ltd.	51,800	2,537
Equity Lifestyle Properties, Inc. Class A (ö)	30,920	2,513
Everest Re Group, Ltd.	22,505	3,038
Fifth Third Bancorp (Û)	120,000	2,044
FleetCor Technologies, Inc. (Æ)	5,681	437
Franklin Resources, Inc.	53,252	8,236
Genworth Financial, Inc. Class A (Æ)	463,510	4,649
Goldman Sachs Group, Inc. (The) (Û)	85,679	12,515
Hartford Financial Services Group, Inc.	402,070	11,294
Huntington Bancshares, Inc. (Û)	424,150	3,041
Jack Henry & Associates, Inc.	11,200	520
Janus Capital Group, Inc.	375,600	3,350
Jones Lang LaSalle, Inc.	7,800	772
JPMorgan Chase & Co. (Û)	604,425	29,622
KeyCorp (Û)	314,505	3,136
Lincoln National Corp.	35,500	1,207
Mastercard, Inc. Class A	15,751	8,709
MetLife, Inc.	215,325	8,395
Mid-America Apartment Communities, Inc. (ö)	5,800	399
Moody’s Corp.	13,200	803
Morgan Stanley	239,970	5,316
National Retail Properties, Inc. (ö)	28,892	1,146
PartnerRe, Ltd. - ADR	41,600	3,925
PNC Financial Services Group, Inc. (The)	255,400	17,337
ProAssurance Corp.	49,100	2,405
Prudential Financial, Inc.	64,200	3,879
Public Storage (ö)(Û)	4,700	776
Realogy Holdings Corp. (Æ)	8,949	430
Regions Financial Corp. (Û)	927,138	7,872
Reinsurance Group of America, Inc. Class A	23,954	1,498
RenaissanceRe Holdings, Ltd.	29,100	2,732
Simon Property Group, Inc. (ö)	4,300	766
SLM Corp.	106,600	2,201
SunTrust Banks, Inc.	248,465	7,268
SVB Financial Group (Æ)	8,300	590
T Rowe Price Group, Inc. (Û)	23,900	1,733
Taubman Centers, Inc. (ö)(Û)	23,000	1,967
Total System Services, Inc.	17,046	403
Travelers Cos., Inc. (The)	64,200	5,483
Unum Group	50,900	1,420
US Bancorp (Û)	38,100	1,268
Visa, Inc. Class A (Û)	76,645	12,911
Vornado Realty Trust (ö)	36,500	3,196
Waddell & Reed Financial, Inc. Class A	24,500	1,050
Wells Fargo & Co. (Û)	190,850	7,248
Western Union Co. (The)	349,556	5,177
WR Berkley Corp.	26,785	1,163
Zillow, Inc. Class A (Æ)	14,994	882

		384,908

Russell U.S. Strategic Equity Fund	53

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Health Care - 15.4%
AbbVie, Inc.	429,547	19,781
Actavis, Inc. (Æ)	23,820	2,518
Aetna, Inc.	6,700	385
Allergan, Inc.	7,400	840
Amarin Corp. PLC - ADR (Æ)	117,400	870
Amgen, Inc.	9,580	998
Baxter International, Inc.	290,100	20,269
Biogen Idec, Inc. (Æ)	92,810	20,320
BioMarin Pharmaceutical, Inc. (Æ)	6,785	445
Bio-Rad Laboratories, Inc. Class A (Æ)	9,300	1,114
Boston Scientific Corp. (Æ)(Û)	109,300	819
Bristol-Myers Squibb Co.	183,200	7,277
Brookdale Senior Living, Inc. Class A (Æ)	145,165	3,744
Cardinal Health, Inc.	101,500	4,488
CareFusion Corp. (Æ)	341,776	11,429
Catamaran Corp. (Æ)	43,000	2,482
Celgene Corp. (Æ)	69,212	8,172
Cigna Corp.	23,500	1,555
Community Health Systems, Inc.	58,250	2,654
Covidien PLC	315,864	20,165
CR Bard, Inc.	23,500	2,335
Cyberonics, Inc. (Æ)	34,800	1,511
Edwards Lifesciences Corp. (Æ)	53,864	3,436
Eli Lilly & Co.	367,967	20,378
Express Scripts Holding Co. (Æ)	120,052	7,128
Forest Laboratories, Inc. (Æ)	113,600	4,250
Gilead Sciences, Inc. (Æ)	327,803	16,600
Health Net, Inc. (Æ)	73,100	2,149
Hologic, Inc. (Æ)	157,667	3,212
Hospira, Inc. (Æ)	47,500	1,573
Humana, Inc. (Û)	61,000	4,520
Infinity Pharmaceuticals, Inc. (Æ)	48,700	2,098
Johnson & Johnson	390,550	33,286
McKesson Corp. (Û)	209,850	22,206
Medicines Co. (The) (Æ)	30,536	1,031
Medtronic, Inc.	136,511	6,372
Merck & Co., Inc.	166,028	7,804
Molina Healthcare, Inc. (Æ)	77,400	2,570
Myriad Genetics, Inc. (Æ)	58,900	1,640
Novartis AG - ADR	84,800	6,255
Omnicare, Inc.	20,200	884
Onyx Pharmaceuticals, Inc. (Æ)	4,537	430
Pfizer, Inc.	2,064,323	60,009
Regeneron Pharmaceuticals, Inc. (Æ)	5,387	1,159
ResMed, Inc.	26,108	1,254
St. Jude Medical, Inc.	34,200	1,410
Stryker Corp.	5,074	333
Teva Pharmaceutical Industries, Ltd. - ADR	128,966	4,938
Thermo Fisher Scientific, Inc.	179,947	14,518
United Therapeutics Corp. (Æ)	27,600	1,843
UnitedHealth Group, Inc.	205,600	12,322
Valeant Pharmaceuticals International, Inc. (Æ)	55,129	4,194
Vertex Pharmaceuticals, Inc. (Æ)	30,000	2,305
Warner Chilcott PLC Class A	47,500	683
WellPoint, Inc.	112,540	8,206

	Principal Amount ($) or Shares	Fair Value $
Zimmer Holdings, Inc.	51,400	3,930
Zoetis, Inc. Class A	328,880	10,860

		409,957

Materials and Processing - 3.4%
Air Products & Chemicals, Inc.	28,300	2,461
Alcoa, Inc.	74,920	637
Ashland, Inc.	4,991	425
Ball Corp.	37,234	1,643
Brown-Forman Corp. Class B - ADR (Æ)	100,685	7,098
Carpenter Technology Corp.	65,700	2,954
CF Industries Holdings, Inc. (Û)	9,800	1,828
Commercial Metals Co.	192,757	2,818
Domtar Corp.	4,800	334
Dow Chemical Co. (The)	97,300	3,299
Eastman Chemical Co.	78,600	5,239
EI du Pont de Nemours & Co.	60,800	3,314
Freeport-McMoRan Copper & Gold, Inc. (Û)	132,766	4,040
International Paper Co. (Û)	41,400	1,945
LyondellBasell Industries NV Class A	78,832	4,785
Masco Corp.	131,852	2,563
Monsanto Co. (Û)	168,110	17,956
Mosaic Co. (The)	213,274	13,136
Packaging Corp. of America (Û)	56,035	2,665
PPG Industries, Inc.	15,346	2,258
Rock Tenn Co. Class A	18,300	1,833
Sealed Air Corp.	61,045	1,350
Sherwin-Williams Co. (The)	30,202	5,531
Valspar Corp.	13,432	857

		90,969

Producer Durables - 8.7%
ABM Industries, Inc.	29,200	658
Accenture PLC Class A	267,258	21,767
ADT Corp. (The)	113,647	4,960
AECOM Technology Corp. (Æ)	26,800	779
Aegean Marine Petroleum Network, Inc.	90,590	534
AGCO Corp.	75,200	4,004
Agilent Technologies, Inc.	35,500	1,471
Alliant Techsystems, Inc. (Û)	23,100	1,718
B/E Aerospace, Inc. (Æ)	6,999	439
Boeing Co. (The) (Û)	76,935	7,033
Canadian Pacific Railway, Ltd.	25,681	3,200
Caterpillar, Inc.	58,736	4,974
Corrections Corp. of America (ö)	88,985	3,221
CSX Corp.	161,085	3,961
Cummins, Inc.	25,274	2,689
Deere & Co.	35,706	3,189
Delta Air Lines, Inc. (Æ)	355,400	6,091
Eaton Corp. PLC	110,200	6,768
FedEx Corp.	73,202	6,881
Flowserve Corp.	634	100
Fluor Corp. (Û)	85,656	4,881
General Electric Co. (Û)	1,292,691	28,815
Granite Construction, Inc.	41,900	1,159
Harsco Corp.	31,297	683
Honeywell International, Inc.	255,605	18,797

54	Russell U.S. Strategic Equity Fund

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Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Huntington Ingalls Industries, Inc.	42,400	2,243
Ingersoll-Rand PLC (Û)	36,700	1,974
ITT Corp.	33,400	922
JB Hunt Transport Services, Inc.	15,500	1,102
Joy Global, Inc.	53,559	3,027
KBR, Inc.	71,750	2,158
Kennametal, Inc.	28,000	1,120
L-3 Communications Holdings, Inc.	44,000	3,575
Lexmark International, Inc. Class A	104,300	3,161
Magna International, Inc. Class A	34,560	2,079
Mettler-Toledo International, Inc. (Æ)	1,660	347
Navistar International Corp. (Æ)	79,655	2,638
Northrop Grumman Corp. (Û)	22,500	1,704
Oshkosh Corp. (Æ)	24,200	950
Peerless Industrial Group Class C (Æ)	7,738	549
Pentair, Ltd.	50,400	2,739
Raytheon Co.	121,303	7,446
Republic Services, Inc. Class A	120,700	4,113
Rockwell Automation, Inc.	17,556	1,488
Ryder System, Inc.	14,200	825
Snap-on, Inc.	32,700	2,819
Southwest Airlines Co.	261,250	3,579
Stanley Black & Decker, Inc.	39,600	2,962
Terex Corp. (Æ)	167,240	4,783
Textron, Inc.	52,087	1,341
Triumph Group, Inc.	8,100	647
Tyco International, Ltd.	323,900	10,405
Union Pacific Corp. (Û)	93,876	13,890
United Continental Holdings, Inc. (Æ)	20,800	672
URS Corp.	33,000	1,449
US Airways Group, Inc. (Æ)	106,060	1,792
Wabtec Corp.	10,085	1,058
Xylem, Inc.	112,100	3,111
Zebra Technologies Corp. Class A (Æ)	17,000	793

		232,233

Technology - 15.8%
Adobe Systems, Inc. (Æ)	182,150	8,211
Altera Corp.	100,348	3,212
Amdocs, Ltd.	106,700	3,809
AOL, Inc.	27,200	1,051
Apple, Inc. (Û)	73,672	32,618
Applied Materials, Inc.	67,800	984
Avago Technologies, Ltd. Class A	126,804	4,053
Avnet, Inc. (Æ)	93,000	3,046
BMC Software, Inc. (Æ)	19,500	887
Broadcom Corp. Class A	109,200	3,931
CA, Inc.	111,700	3,013
Cisco Systems, Inc. (Û)	2,438,124	51,007
Citrix Systems, Inc. (Æ)	42,755	2,658
Cognizant Technology Solutions Corp. Class A (Æ)	68,500	4,439
Computer Sciences Corp.	18,900	885
Corning, Inc.	43,900	637
Cree, Inc. (Æ)	25,400	1,437
Dell, Inc.	120,130	1,610
Electronic Arts, Inc. (Æ)	212,000	3,733

	Principal Amount ($) or Shares	Fair Value $
EMC Corp. (Æ)	453,800	10,179
Equinix, Inc. (Æ)	8,890	1,903
Facebook, Inc. Class A (Æ)	161,770	4,490
Google, Inc. Class A (Æ)(Û)	71,564	59,012
Hewlett-Packard Co.	191,700	3,949
IAC/InterActiveCorp	37,179	1,750
International Business Machines Corp.	145,057	29,380
Intersil Corp. Class A	198,612	1,541
Intuit, Inc.	173,406	10,342
Juniper Networks, Inc. (Æ)	212,600	3,519
Lambda TD Software, Inc. (Æ)	58,700	656
LinkedIn Corp. Class A (Æ)	20,240	3,888
LSI Corp. (Æ)(Û)	111,900	732
Marvell Technology Group, Ltd.	262,700	2,826
MEMC Electronic Materials, Inc. (Æ)	36,680	198
Mentor Graphics Corp.	107,316	1,960
Microsoft Corp.	931,445	30,830
Motorola Solutions, Inc. (Û)	94,500	5,405
NetApp, Inc. (Æ)	168,109	5,865
NeuStar, Inc. Class A (Æ)(Û)	24,000	1,053
Oracle Corp.	534,361	17,515
PMC - Sierra, Inc. (Æ)	569,000	3,277
QUALCOMM, Inc.	349,783	21,553
Salesforce.com, Inc. (Æ)	156,448	6,432
SanDisk Corp. (Æ)	62,300	3,267
Silicon Laboratories, Inc. (Æ)	2,100	83
Solera Holdings, Inc.	15,100	869
Stratasys, Ltd. (Æ)	33,189	2,756
Symantec Corp. (Æ)(Û)	156,809	3,810
Synaptics, Inc. (Æ)	27,916	1,151
Synopsys, Inc. (Æ)	131,500	4,677
Tech Data Corp. (Æ)	49,928	2,333
Texas Instruments, Inc.	593,300	21,485
Vishay Intertechnology, Inc. (Æ)	105,400	1,480
Vodafone Group PLC - ADR	553,000	16,917
Western Digital Corp.	15,000	829
Yahoo!, Inc. (Æ)	39,300	972

		420,105

Utilities - 5.3%
AES Corp.	159,700	2,213
Ameren Corp.	166,375	6,031
American Electric Power Co., Inc.	94,157	4,842
Aqua America, Inc.	43,330	1,375
AT&T, Inc. (Û)	374,500	14,030
CenterPoint Energy, Inc.	86,696	2,140
Consolidated Edison, Inc.	57,256	3,644
DTE Energy Co.	159,227	11,605
Edison International	22,400	1,205
El Paso Electric Co.	48,300	1,809
Encana Corp.	318,450	5,875
Entergy Corp.	36,627	2,609
Exelon Corp.	268,500	10,071
FirstEnergy Corp.	87,978	4,100
Hawaiian Electric Industries, Inc.	3,400	96
MetroPCS Communications, Inc. (Æ)	71,824	850
NextEra Energy, Inc.	68,500	5,619

Russell U.S. Strategic Equity Fund	55

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Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

NRG Energy, Inc.	67,599	1,884
NV Energy, Inc.	88,432	1,913
PG&E Corp.	313,238	15,173
Pinnacle West Capital Corp.	9,000	548
PPL Corp.	183,314	6,119
Questar Corp.	141,003	3,580
Sprint Nextel Corp. (Æ)	97,300	686
Telephone & Data Systems, Inc.	48,753	1,094
US Cellular Corp. (Æ)	3,440	132
Verizon Communications, Inc. (Û)	432,023	23,291
Wisconsin Energy Corp.	95,300	4,283
Xcel Energy, Inc.	142,500	4,530

		141,347

Total Common Stocks (cost $2,276,218)		2,547,717

Investments in Other Funds - 0.0%
iShares Russell 1000 Value Index Fund	7,240	597

Total Investments in Other Funds (cost $584)		597

Short-Term Investments - 4.6%
Russell U.S. Cash Management Fund	123,164,466 (¥)	123,164

Total Short-Term Investments (cost $123,164)		123,164

Total Investments - 100.3% (identified cost $2,399,966)		2,671,478

Securities Sold Short - (0.9)%
Consumer Discretionary - (0.2)%
JC Penney Co., Inc. (Æ)	(114,700)	(1,883)
Pandora Media, Inc. (Æ)	(54,900)	(765)
Penn National Gaming, Inc. (Æ)	(12,700)	(744)

		(3,392)

Consumer Staples - (0.0)%
Fresh Market, Inc. (The) (Æ)	(24,300)	(995)

Energy - (0.1)%
Cheniere Energy, Inc. (Æ)	(37,300)	(1,062)
Golar LNG, Ltd. (Æ)	(17,300)	(578)

		(1,640)

Financial Services - (0.2)%
MBIA, Inc. (Æ)	(53,600)	(507)
TFS Financial Corp. (Æ)	(145,400)	(1,580)
Thomson Reuters Corp.	(55,000)	(1,842)
Valley National Bancorp	(44,500)	(397)

		(4,326)

	Principal Amount ($) or Shares	Fair Value $

Health Care - (0.1)%
Ariad Pharmaceuticals, Inc. (Æ)	(28,800)	(515)
Brookdale Senior Living, Inc. Class A (Æ)	(42,600)	(1,099)
Cerner Corp. (Æ)	(8,300)	(803)

		(2,417)

Materials and Processing - (0.1)%
Compass Minerals International, Inc.	(22,400)	(1,938)
Vulcan Materials Co.	(24,100)	(1,202)

		(3,140)

Producer Durables - (0.2)%
Clean Harbors, Inc. (Æ)	(31,500)	(1,795)
IHS, Inc. Class A (Æ)	(13,200)	(1,286)
Itron, Inc. (Æ)	(22,700)	(900)

		(3,981)

Technology - (0.1)%
Cypress Semiconductor Corp. (Æ)	(122,300)	(1,234)
Fusion-io, Inc. (Æ)	(95,300)	(1,790)

		(3,024)

Total Securities Sold Short (proceeds $21,581)		(22,915)

Other Assets and Liabilities, Net - 0.6%		14,578

Net Assets - 100.0%		2,663,141

See accompanying notes which are an integral part of the financial statements.

56	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	1,666	USD	132,630	06/13	3,756

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,756

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$420,096	$—	$—	$420,096	15.8
Consumer Staples	172,264	—	—	172,264	6.5
Energy	275,838	—	—	275,838	10.4
Financial Services	384,908	—	—	384,908	14.4
Health Care	409,957	—	—	409,957	15.4
Materials and Processing	90,969	—	—	90,969	3.4
Producer Durables	232,233	—	—	232,233	8.7
Technology	420,105	—	—	420,105	15.8
Utilities	141,347	—	—	141,347	5.3
Investments in Other Funds	597	—	—	597	—	*
Short-Term Investments	—	123,164	—	123,164	4.6

Total Investments	2,548,314	123,164	—	2,671,478	100.3

Securities Sold Short**	(22,915)	—	—	(22,915)	(0.9)
Other Assets and Liabilities, Net					0.6

					100.0

Other Financial Instruments
Futures Contracts	3,756	—	—	3,756	0.1

Total Other Financial Instruments***	$3,756	$—	$—	$3,756

*	Less than .05% of net assets.
**	Refer to Schedule of Investments for detailed sector breakout.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund	57

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Russell U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$3,756

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$9,375

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$6,956

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

58	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,399,966
Investments, at fair value*	2,671,478
Cash (restricted)(a)	8,041
Receivables:
Dividends and interest	2,554
Dividends from affiliated Russell funds	13
Investments sold	31,144
Fund shares sold	7,093
Daily variation margin on futures contracts	333
Prepaid expenses	14

Total assets	2,720,670

Liabilities
Payables:
Investments purchased	31,324
Fund shares redeemed	1,154
Accrued fees to affiliates	1,782
Other accrued expenses	354
Securities sold short, at fair value**	22,915

Total liabilities	57,529

Net Assets	$2,663,141

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,698
Accumulated net realized gain (loss)	56,085
Unrealized appreciation (depreciation) on:
Investments	271,512
Futures contracts	3,756
Securities sold short	(1,334)
Shares of beneficial interest	2,310
Additional paid-in capital	2,329,114

Net Assets	$2,663,141

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.52
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.22
Class A — Net assets	$1,457,339
Class A — Shares outstanding ($.01 par value)	126,517
Net asset value per share: Class C(#)	$11.50
Class C — Net assets	$7,007,137
Class C — Shares outstanding ($.01 par value)	609,069
Net asset value per share: Class E(#)	$11.53
Class E — Net assets	$80,716,670
Class E — Shares outstanding ($.01 par value)	7,003,397
Net asset value per share: Class S(#)	$11.53
Class S — Net assets	$2,573,959,566
Class S — Shares outstanding ($.01 par value)	223,293,014
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$123,164
** Proceeds on securities sold short	$21,581
(a) Cash Collateral for Futures	$8,041

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund	59

Russell Investment Company

Russell U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$25,532
Dividends from affiliated Russell funds	79

Total investment income	25,611

Expenses
Advisory fees	8,897
Administrative fees	572
Custodian fees	237
Distribution fees - Class A	1
Distribution fees - Class C	19
Transfer agent fees - Class A	1
Transfer agent fees - Class C	5
Transfer agent fees - Class E	75
Transfer agent fees - Class S	2,292
Professional fees	62
Registration fees	62
Shareholder servicing fees - Class C	6
Shareholder servicing fees - Class E	94
Trustees’ fees	34
Printing fees	131
Dividends from securities sold short	86
Interest expense paid on securities sold short	220
Miscellaneous	32

Expenses before reductions	12,826
Expense reductions	(2,317)

Net expenses	10,509

Net investment income (loss)	15,102

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	49,397
Futures contracts	9,375
Securities sold short	(2,974)

Net realized gain (loss)	55,798

Net change in unrealized appreciation (depreciation) on:
Investments	255,724
Futures contracts	6,956
Securities sold short	(609)

Net change in unrealized appreciation (depreciation)	262,071

Net realized and unrealized gain (loss)	317,869

Net Increase (Decrease) in Net Assets from Operations	$332,971

See accompanying notes which are an integral part of the financial statements.

60	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012(1)
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$15,102	$4,460
Net realized gain (loss)	55,798	6,210
Net change in unrealized appreciation (depreciation)	262,071	11,863

Net increase (decrease) in net assets from operations	332,971	22,533

Distributions
From net investment income
Class A	(4)	(1)
Class C	(9)	(2)
Class E	(366)	(110)
Class S	(14,151)	(3,221)
From net realized gain
Class A	(1)	—
Class C	(11)	—
Class E	(190)	—
Class S	(5,721)	—

Net decrease in net assets from distributions	(20,453)	(3,334)

Share Transactions*
Net increase (decrease) in net assets from share transactions	205,042	2,126,382

Total Net Increase (Decrease) in Net Assets	517,560	2,145,581

Net Assets
Beginning of period	2,145,581	—

End of period	$2,663,141	$2,145,581

Undistributed (overdistributed) net investment income included in net assets	$1,698	$1,126

(1)	For the period August 7, 2012 (commencement of operations) to October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund	61

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Russell U.S. Strategic Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012(1)
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	80	$858	63	$634
Proceeds from reinvestment of distributions	—	5	—	1
Payments for shares redeemed	(16)	(165)	—	(1)

Net increase (decrease)	64	698	63	634

Class C
Proceeds from shares sold	324	3,489	367	3,740
Proceeds from reinvestment of distributions	2	19	—	2
Payments for shares redeemed	(61)	(650)	(23)	(239)

Net increase (decrease)	265	2,858	344	3,503

Class E
Proceeds from shares sold	889	9,478	6,914	72,221
Proceeds from reinvestment of distributions	52	542	10	108
Payments for shares redeemed	(755)	(8,263)	(107)	(1,108)

Net increase (decrease)	186	1,757	6,817	71,221

Class S
Proceeds from shares sold	38,718	415,541	212,711	2,134,941
Proceeds from reinvestment of distributions	1,882	19,826	308	3,189
Payments for shares redeemed	(21,836)	(235,638)	(8,490)	(87,106)

Net increase (decrease)	18,764	199,729	204,529	2,051,024

Total increase (decrease)	19,279	$205,042	211,753	$2,126,382

(1)	For the period August 7, 2012 (commencement of operations) to October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

62	Russell U.S. Strategic Equity Fund

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Russell Investment Company

Russell U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Class A
April 30, 2013*	10.13	.05		1.42	1.47	(.05)	(.03)	(.08)
October 31, 2012(7)	10.00	.01		.13	.14	(.01)	—	(.01)
Class C
April 30, 2013*	10.12	.01		1.42	1.43	(.02)	(.03)	(.05)
October 31, 2012(7)	10.00	—	(f)	.13	.13	(.01)	—	(.01)
Class E
April 30, 2013*	10.13	.06		1.42	1.48	(.05)	(.03)	(.08)
October 31, 2012(7)	10.00	.01		.14	.15	(.02)	—	(.02)
Class S
April 30, 2013*	10.13	.07		1.42	1.49	(.06)	(.03)	(.09)
October 31, 2012(7)	10.00	.02		.13	.15	(.02)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

64	Russell U.S. Strategic Equity Fund

$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

11.52	14.60	1,457	1.32	1.13	.90	44
10.13	1.44	633	1.36	1.12	.57	15

11.50	14.17	7,007	2.07	1.88	.20	44
10.12	1.28	3,479	2.12	1.87	(.19)	15

11.53	14.69	80,717	1.32	1.13	1.04	44
10.13	1.46	69,066	1.37	1.12	.41	15

11.53	14.83	2,573,960	1.07	.88	1.28	44
10.13	1.46	2,072,403	1.11	.87	.96	15

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund	65

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,141.00	$1,019.24
Expenses Paid During Period*	$5.95	$5.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,137.10	$1,015.52
Expenses Paid During Period*	$9.91	$9.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,143.90	$1,020.48
Expenses Paid During Period*	$4.62	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

66	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 92.7%
Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A	2,500	124
Advance Auto Parts, Inc.	2,200	185
Amazon.com, Inc. (Æ)	2,445	621
AutoNation, Inc. (Æ)	1,600	73
Avon Products, Inc.	16,100	373
Carnival Corp.	6,300	217
Comcast Corp. Class A	46,600	1,925
Costco Wholesale Corp.	7,140	774
Cracker Barrel Old Country Store, Inc.	600	50
Discovery Communications, Inc. Class A (Æ)	5,960	470
Dollar Tree, Inc. (Æ)	10,600	504
Domino’s Pizza, Inc.	600	33
eBay, Inc. (Æ)	58,366	3,058
Estee Lauder Cos., Inc. (The) Class A	9,946	690
GameStop Corp. Class A	6,100	213
Gap, Inc. (The)	9,300	353
General Motors Co. (Æ)	7,100	219
Harman International Industries, Inc.	4,600	206
Hertz Global Holdings, Inc. (Æ)	45,204	1,089
Home Depot, Inc.	26,435	1,939
International Game Technology	5,500	93
Jack in the Box, Inc. (Æ)	2,200	79
John Wiley & Sons, Inc. Class A (Æ)	600	23
Johnson Controls, Inc.	75,450	2,641
KAR Auction Services, Inc.	3,800	85
Lamar Advertising Co. Class A (Æ)	1,000	47
Las Vegas Sands Corp.	14,337	806
Lowe’s Cos., Inc.	54,660	2,100
McDonald’s Corp.	19,100	1,951
Michael Kors Holdings, Ltd. (Æ)	15,542	885
Nike, Inc. Class B	25,294	1,609
Panera Bread Co. Class A (Æ)	1,500	266
Pearson PLC - ADR	53,572	979
Penske Automotive Group, Inc.	2,100	65
PetSmart, Inc.	6,500	444
Ross Stores, Inc.	8,200	542
Sirius XM Radio, Inc.	180,700	587
Starbucks Corp.	55,880	3,399
Starwood Hotels & Resorts Worldwide, Inc. ( )	15,560	1,004
Tiffany & Co.	6,800	501
Time Warner Cable, Inc.	8,400	789
Time Warner, Inc.	52,114	3,114
TJX Cos., Inc.	5,000	244
Tractor Supply Co.	1,300	139
Urban Outfitters, Inc. (Æ)	14,700	609
Viacom, Inc. Class B	40,760	2,607
Walt Disney Co. (The)	9,200	578
Whirlpool Corp.	6,613	756
Wynn Resorts, Ltd.	4,900	673
Yum! Brands, Inc.	26,570	1,810

		42,541

Consumer Staples - 6.2%
Archer-Daniels-Midland Co.	13,000	441

	Principal Amount ($) or Shares	Fair Value $
Church & Dwight Co., Inc.	4,900	313
Cia de Bebidas das Americas - ADR	33,380	1,403
Coca-Cola Co. (The)	111,320	4,712
Colgate-Palmolive Co.	22,935	2,739
ConAgra Foods, Inc.	27,900	987
CVS Caremark Corp.	20,700	1,204
Hershey Co. (The)	6,700	597
Lorillard, Inc.	14,530	623
Mondelez International, Inc. Class A	50,050	1,574
Procter & Gamble Co. (The)	51,300	3,939
Smithfield Foods, Inc. (Æ)	1,300	33
Tyson Foods, Inc. Class A	15,600	384
United Natural Foods, Inc. (Æ)	600	30
Whole Foods Market, Inc.	4,200	371

		19,350

Energy - 9.7%
Apache Corp.	6,100	451
Atwood Oceanics, Inc. (Æ)	500	25
Baker Hughes, Inc.	18,800	853
Cabot Oil & Gas Corp.	12,800	871
Chevron Corp.	30,390	3,708
ConocoPhillips	24,550	1,484
Continental Resources, Inc. (Æ)	600	48
Diamond Offshore Drilling, Inc.	4,700	325
Ensco PLC Class A	6,200	358
EOG Resources, Inc.	3,390	411
Exxon Mobil Corp.	89,100	7,928
Halliburton Co.	34,550	1,478
Marathon Oil Corp.	43,500	1,421
Marathon Petroleum Corp.	4,100	321
National Oilwell Varco, Inc.	48,320	3,151
Noble Corp.	4,600	173
Noble Energy, Inc.	10,329	1,170
Occidental Petroleum Corp.	18,635	1,663
Pioneer Natural Resources Co.	5,458	667
Rowan Companies PLC (Æ)	6,400	208
Schlumberger, Ltd.	18,780	1,398
SM Energy Co.	1,700	104
Southwestern Energy Co. (Æ)	29,900	1,119
Superior Energy Services, Inc. (Æ)	1,900	52
Tesoro Corp.	3,300	176
Valero Energy Corp.	9,300	375
Whiting Petroleum Corp. (Æ)	2,400	107

		30,045

Financial Services - 14.8%
ACE, Ltd.	17,900	1,596
Allied World Assurance Co. Holdings AG	900	82
Allstate Corp. (The)	8,200	404
American Campus Communities, Inc. (ö)	9,150	408
American Express Co.	22,740	1,556
American Financial Group, Inc.	4,800	232
American Tower Corp. Class A (ö)	10,600	890
Ameriprise Financial, Inc.	8,950	667
Aon PLC	19,750	1,192
Aspen Insurance Holdings, Ltd.	3,100	118

Russell U.S. Large Cap Equity Fund	67

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Assurant, Inc.	7,680	365
Axis Capital Holdings, Ltd.	2,200	98
BB&T Corp.	42,370	1,304
Berkshire Hathaway, Inc. Class B (Æ)	500	53
BlackRock, Inc. Class A	4,350	1,159
Capital One Financial Corp.	33,310	1,926
Chubb Corp. (The)	6,500	572
Citigroup, Inc.	53,870	2,514
Comerica, Inc.	20,100	729
CoreLogic, Inc. (Æ)	1,700	46
Discover Financial Services	34,156	1,494
Endurance Specialty Holdings, Ltd.	2,600	127
Equity Residential (ö)	12,050	700
Everest Re Group, Ltd.	1,340	181
Extra Space Storage, Inc. (ö)	2,800	122
Franklin Resources, Inc.	5,750	889
Goldman Sachs Group, Inc. (The)	8,853	1,293
Hanover Insurance Group, Inc. (The)	2,400	121
JPMorgan Chase & Co.	82,480	4,042
Lincoln National Corp.	4,500	153
Mastercard, Inc. Class A	3,724	2,059
MetLife, Inc.	58,450	2,280
Morgan Stanley	9,600	213
Ocwen Financial Corp. Class A (Æ)	900	33
PartnerRe, Ltd. - ADR	1,700	160
PNC Financial Services Group, Inc. (The)	26,100	1,772
ProAssurance Corp.	5,700	279
Progressive Corp. (The)	19,100	483
Prudential Financial, Inc.	12,800	773
Regions Financial Corp.	9,300	79
RenaissanceRe Holdings, Ltd.	1,900	178
Simon Property Group, Inc. (ö)	4,000	712
SLM Corp.	24,100	498
State Street Corp.	38,610	2,258
SunTrust Banks, Inc.	6,300	184
Total System Services, Inc.	2,450	58
Travelers Cos., Inc. (The)	17,850	1,524
US Bancorp	54,250	1,805
Visa, Inc. Class A	24,838	4,185
Wells Fargo & Co.	40,050	1,521

		46,087

Health Care - 13.9%
Abbott Laboratories	5,300	196
AbbVie, Inc.	7,570	349
Actavis, Inc. (Æ)	5,500	582
Baxter International, Inc.	32,750	2,287
Biogen Idec, Inc. (Æ)	6,398	1,401
Bio-Rad Laboratories, Inc. Class A (Æ)	1,200	144
Boston Scientific Corp. (Æ)	59,930	449
Bristol-Myers Squibb Co.	8,100	322
Cardinal Health, Inc.	2,500	111
Catamaran Corp. (Æ)	2,200	127
Celgene Corp. (Æ)	7,540	890
Cerner Corp. (Æ)	15,640	1,513
Cigna Corp.	25,560	1,690
Covidien PLC	25,810	1,647

	Principal Amount ($) or Shares	Fair Value $
CR Bard, Inc.	1,650	164
Cyberonics, Inc. (Æ)	1,600	69
Eli Lilly & Co.	15,470	857
Express Scripts Holding Co. (Æ)	17,875	1,062
Forest Laboratories, Inc. (Æ)	15,400	576
Gilead Sciences, Inc. (Æ)	25,829	1,308
Health Net, Inc. (Æ)	5,100	150
Humana, Inc.	3,800	282
Intuitive Surgical, Inc. (Æ)	3,010	1,482
Johnson & Johnson	57,910	4,935
LifePoint Hospitals, Inc. (Æ)	3,500	168
McKesson Corp.	13,800	1,460
Medicines Co. (The) (Æ)	1,300	44
Medtronic, Inc.	23,900	1,116
Merck & Co., Inc.	35,950	1,689
Molina Healthcare, Inc. (Æ)	3,100	103
Novartis AG - ADR	13,800	1,018
Novo Nordisk A/S - ADR	5,710	1,009
Patterson Cos., Inc.	5,500	209
PerkinElmer, Inc.	3,900	120
Perrigo Co.	13,320	1,590
Pfizer, Inc.	257,049	7,472
Regeneron Pharmaceuticals, Inc. (Æ)	3,534	761
St. Jude Medical, Inc.	10,800	445
Stryker Corp.	3,000	197
UnitedHealth Group, Inc.	21,810	1,307
Valeant Pharmaceuticals International, Inc. (Æ)	12,461	948
WellPoint, Inc.	6,200	452
Zimmer Holdings, Inc.	4,600	352
Zoetis, Inc. Class A	5,637	186

		43,239

Materials and Processing - 5.3%
Air Products & Chemicals, Inc.	6,900	600
Ashland, Inc.	7,230	616
Axiall Corp.	1,702	89
Celanese Corp. Class A	9,844	486
CF Industries Holdings, Inc.	1,480	276
Commercial Metals Co.	18,000	263
Domtar Corp.	600	42
Ecolab, Inc.	24,500	2,074
Fastenal Co.	28,960	1,420
LyondellBasell Industries NV Class A	10,319	626
Masco Corp.	29,722	578
Monsanto Co.	51,856	5,540
Mosaic Co. (The)	13,850	853
MRC Global, Inc. (Æ)	3,000	90
PPG Industries, Inc.	6,385	940
Praxair, Inc.	13,030	1,489
Sherwin-Williams Co. (The)	2,939	538

		16,520

Producer Durables - 11.3%
Accenture PLC Class A	16,647	1,355
ADT Corp. (The)	12,407	541
AECOM Technology Corp. (Æ)	1,800	52

68	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

AGCO Corp.	5,790	308
Agilent Technologies, Inc.	34,320	1,422
Air Lease Corp. Class A	7,090	195
AO Smith Corp.	2,400	181
Automatic Data Processing, Inc.	30,080	2,026
Avery Dennison Corp.	4,500	187
Boeing Co. (The)	6,980	638
Canadian Pacific Railway, Ltd.	5,790	722
Caterpillar, Inc.	21,923	1,857
CSX Corp.	40,550	997
Cummins, Inc.	16,328	1,737
Danone SA - ADR (Æ)	49,970	751
Deere & Co.	5,717	511
Delta Air Lines, Inc. (Æ)	30,500	523
Emerson Electric Co.	5,650	314
FedEx Corp.	11,841	1,113
Flir Systems, Inc.	6,000	146
Flowserve Corp.	4,250	672
Fluor Corp.	17,684	1,008
General Dynamics Corp.	9,700	717
General Electric Co.	264,094	5,886
Granite Construction, Inc.	1,600	44
Harsco Corp.	5,900	129
Honeywell International, Inc.	25,240	1,856
Huntington Ingalls Industries, Inc.	5,300	280
Ingersoll-Rand PLC	5,200	280
Jacobs Engineering Group, Inc. (Æ)	4,900	247
JB Hunt Transport Services, Inc.	2,000	142
Joy Global, Inc.	8,990	508
L-3 Communications Holdings, Inc.	3,990	324
Lexmark International, Inc. Class A	8,800	267
Pentair, Ltd.	8,999	489
Quanta Services, Inc. (Æ)	6,100	168
Raytheon Co.	3,470	213
Rockwell Automation, Inc.	9,250	784
Southwest Airlines Co.	17,600	241
Stanley Black & Decker, Inc.	12,750	954
Textron, Inc.	5,780	149
Tyco International, Ltd.	10,300	331
Union Pacific Corp.	12,862	1,903
United Parcel Service, Inc. Class B	9,200	790
United Technologies Corp.	11,550	1,054
Xerox Corp.	24,900	214

		35,226

Technology - 13.8%
Adobe Systems, Inc. (Æ)	29,600	1,334
Amdocs, Ltd.	4,900	175
AOL, Inc.	6,200	240
Apple, Inc.	13,069	5,786
Autodesk, Inc. (Æ)	5,100	201
Avago Technologies, Ltd. Class A	7,581	242
Broadcom Corp. Class A	15,970	575
Brocade Communications Systems, Inc. (Æ)	10,470	61
CA, Inc.	4,700	127
Cisco Systems, Inc.	182,300	3,814

	Principal Amount ($) or Shares	Fair Value $
Cognizant Technology Solutions Corp. Class A (Æ)	8,400	544
Computer Sciences Corp.	5,500	258
Cree, Inc. (Æ)	5,800	328
Electronic Arts, Inc. (Æ)	32,150	566
Facebook, Inc. Class A (Æ)	25,759	715
Google, Inc. Class A (Æ)	6,077	5,012
Harris Corp.	2,900	134
Hewlett-Packard Co.	24,600	507
Ingram Micro, Inc. Class A (Æ)	7,700	137
International Business Machines Corp.	7,080	1,434
Intersil Corp. Class A	9,000	70
Jabil Circuit, Inc.	6,400	114
Juniper Networks, Inc. (Æ)	27,400	453
LinkedIn Corp. Class A (Æ)	4,582	880
LSI Corp. (Æ)	34,120	223
Mentor Graphics Corp.	5,800	106
Microchip Technology, Inc.	15,700	572
Microsoft Corp.	65,340	2,163
Molex, Inc.	7,300	201
Motorola Solutions, Inc.	9,780	559
NetApp, Inc. (Æ)	12,000	419
NVIDIA Corp.	17,000	234
PMC - Sierra, Inc. (Æ)	40,800	235
QUALCOMM, Inc.	50,882	3,135
Red Hat, Inc. (Æ)	18,100	868
Riverbed Technology, Inc. (Æ)	1,900	28
Rovi Corp. (Æ)	9,800	229
Salesforce.com, Inc. (Æ)	17,900	736
SanDisk Corp. (Æ)	15,500	813
SAP AG - ADR	17,490	1,397
Silicon Laboratories, Inc. (Æ)	510	20
Synaptics, Inc. (Æ)	1,500	62
Synopsys, Inc. (Æ)	10,690	380
Tech Data Corp. (Æ)	6,800	318
Texas Instruments, Inc.	95,760	3,467
VMware, Inc. Class A (Æ)	500	35
Vodafone Group PLC - ADR	89,830	2,747
Western Digital Corp.	6,780	375

		43,029

Utilities - 4.0%
Alliant Energy Corp.	500	27
Ameren Corp.	9,870	358
American Electric Power Co., Inc.	3,700	190
Aqua America, Inc.	700	22
AT&T, Inc.	78,710	2,950
Consolidated Edison, Inc.	5,400	344
Encana Corp.	51,950	958
Entergy Corp.	7,980	568
Exelon Corp.	43,650	1,637
FirstEnergy Corp.	13,800	643
Great Plains Energy, Inc.	12,700	306
Hawaiian Electric Industries, Inc.	300	8
MetroPCS Communications, Inc. (Æ)	9,200	109
NextEra Energy, Inc.	3,000	246
PG&E Corp.	30,400	1,473

Russell U.S. Large Cap Equity Fund	69

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Pinnacle West Capital Corp.	6,490		395
PPL Corp.	24,650		823
SCANA Corp.	2,200		119
Telephone & Data Systems, Inc.	4,400		99
US Cellular Corp. (Æ)	1,700		65
Verizon Communications, Inc.	16,600		895
Wisconsin Energy Corp.	4,200		189
Xcel Energy, Inc.	4,000		127

			12,551

Total Common Stocks (cost $251,146)			288,588

Short-Term Investments - 6.7%
Russell U.S. Cash Management Fund	20,949,302	(¥)	20,949

Total Short-Term Investments (cost $20,949)			20,949

Total Investments - 99.4% (identified cost $272,095)			309,537

Other Assets and Liabilities, Net - 0.6%			1,878

Net Assets - 100.0%			311,415

See accompanying notes which are an integral part of the financial statements.

70	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
NASDAQ 100 E-Mini Index Futures (CME)	74	USD	4,262	06/13	135
Russell 1000 Value Index Futures	27	USD	2,181	06/13	56
S&P 500 E-Mini Index Futures (CME)	137	USD	10,907	06/13	300
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	102	USD	4,170	06/13	192

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					683

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$42,541	$—	$—	$42,541	13.7
Consumer Staples	19,350	—	—	19,350	6.2
Energy	30,045	—	—	30,045	9.7
Financial Services	46,087	—	—	46,087	14.8
Health Care	43,239	—	—	43,239	13.9
Materials and Processing	16,520	—	—	16,520	5.3
Producer Durables	35,226	—	—	35,226	11.3
Technology	43,029	—	—	43,029	13.8
Utilities	12,551	—	—	12,551	4.0
Short-Term Investments	—	20,949	—	20,949	6.7

Total Investments	288,588	20,949	—	309,537	99.4

Other Assets and Liabilities, Net					0.6

					100.0

Other Financial Instruments
Futures Contracts	683	—	—	683	0.2

Total Other Financial Instruments*	$683	$—	$—	$683

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended April 30, 2013.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund	71

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$683

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,353

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,056

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

72	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$272,095
Investments, at fair value*	309,537
Cash (restricted)(a)	839
Receivables:
Dividends and interest	294
Dividends from affiliated Russell funds	2
Investments sold	3,429
Fund shares sold	336
Daily variation margin on futures contracts	55
Prepaid expenses	3

Total assets	314,495

Liabilities
Payables:
Investments purchased	2,741
Fund shares redeemed	96
Accrued fees to affiliates	198
Other accrued expenses	45

Total liabilities	3,080

Net Assets	$311,415

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$170
Accumulated net realized gain (loss)	5,783
Unrealized appreciation (depreciation) on:
Investments	37,442
Futures contracts	683
Shares of beneficial interest	262
Additional paid-in capital	267,075

Net Assets	$311,415

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.88
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.60
Class A — Net assets	$2,195,631
Class A — Shares outstanding ($.01 par value)	184,774
Net asset value per share: Class C(#)	$11.87
Class C — Net assets	$541,379
Class C — Shares outstanding ($.01 par value)	45,596
Net asset value per share: Class S(#)	$11.90
Class S — Net assets	$308,677,641
Class S — Shares outstanding ($.01 par value)	25,944,652
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$20,949
(a) Cash Collateral for Futures	$839

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund	73

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$2,915
Dividends from affiliated Russell funds	12

Total investment income	2,927

Expenses
Advisory fees	963
Administrative fees	66
Custodian fees	32
Distribution fees - Class A	2
Distribution fees - Class C	2
Transfer agent fees - Class A	1
Transfer agent fees - Class C	1
Transfer agent fees - Class S	273
Professional fees	27
Registration fees	60
Shareholder servicing fees - Class C	1
Trustees’ fees	3
Printing fees	8
Miscellaneous	28

Expenses before reductions	1,467
Expense reductions	(266)

Net expenses	1,201

Net investment income (loss)	1,726

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,181
Futures contracts	1,353

Net realized gain (loss)	6,534

Net change in unrealized appreciation (depreciation) on:
Investments	28,048
Futures contracts	1,056

Net change in unrealized appreciation (depreciation)	29,104

Net realized and unrealized gain (loss)	35,638

Net Increase (Decrease) in Net Assets from Operations	$37,364

See accompanying notes which are an integral part of the financial statements.

74	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012(1)
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,726	$1,398
Net realized gain (loss)	6,534	547
Net change in unrealized appreciation (depreciation)	29,104	9,021

Net increase (decrease) in net assets from operations	37,364	10,966

Distributions
From net investment income
Class A	(7)	(3)
Class C	(— )**	(— )**
Class S	(1,682)	(1,278)
From net realized gain
Class A	(5)	—
Class C	(2)	—
Class S	(1,291)	—

Net decrease in net assets from distributions	(2,987)	(1,281)

Share Transactions*
Net increase (decrease) in net assets from share transactions	35,180	232,173

Total Net Increase (Decrease) in Net Assets	69,557	241,858

Net Assets
Beginning of period	241,858	—

End of period	$311,415	$241,858

Undistributed (overdistributed) net investment income included in net assets	$170	$133

(1)	For the period February 7, 2012 (commencement of operations) to October 31, 2012.
**	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund	75

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012(1)
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	116	$1,308	100	$1,033
Proceeds from reinvestment of distributions	1	12	—	3
Payments for shares redeemed	(31)	(329)	(1)	(16)

Net increase (decrease)	86	991	99	1,020

Class C
Proceeds from shares sold	23	262	43	444
Proceeds from reinvestment of distributions	—	3	—	—
Payments for shares redeemed	(12)	(145)	(8)	(84)

Net increase (decrease)	11	120	35	360

Class S
Proceeds from shares sold	5,018	55,514	24,625	249,171
Proceeds from reinvestment of distributions	274	2,973	121	1,269
Payments for shares redeemed	(2,196)	(24,418)	(1,898)	(19,647)

Net increase (decrease)	3,096	34,069	22,848	230,793

Total increase (decrease)	3,193	$35,180	22,982	$232,173

(1)	For the period February 7, 2012 (commencement of operations) to October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

76	Russell U.S. Large Cap Equity Fund

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Russell Investment Company

Russell U.S. Large Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	10.52	.01		1.46	1.47	(.06)	(.05)
October 31, 2012(6)	10.00	.05		.53	.58	(.06)	—
Class C
April 30, 2013*	10.51	.02		1.41	1.43	(.02)	(.05)
October 31, 2012(6)	10.00	—	(f)	.52	.52	(.01)	—
Class S
April 30, 2013*	10.52	.07		1.43	1.50	(.07)	(.05)
October 31, 2012(6)	10.00	.07		.52	.59	(.07)	—

See accompanying notes which are an integral part of the financial statements.

78	Russell U.S. Large Cap Equity Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.11)	11.88	14.10	2,196	1.32	1.12	.21	40
(.06)	10.52	5.76	1,037	1.28	1.11	.64	55

(.07)	11.87	13.71	541	2.06	1.87	.29	40
(.01)	10.51	5.17	367	2.11	1.86	(.01)	55

(.12)	11.90	14.39	308,678	1.06	.87	1.26	40
(.07)	10.52	5.85	240,454	1.11	.86	.96	55

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund	79

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,170.40	$1,018.74
Expenses Paid During Period*	$6.57	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,166.00	$1,015.03
Expenses Paid During Period*	$10.58	$9.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,171.20	$1,019.98
Expenses Paid During Period*	$5.22	$4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

80	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 94.2%
Consumer Discretionary - 17.4%
Abercrombie & Fitch Co. Class A	10,800	535
Advance Auto Parts, Inc.	7,600	637
AMC Networks, Inc. Class A (Æ)	9,400	592
American Eagle Outfitters, Inc.	29,400	572
AutoNation, Inc. (Æ)	7,400	337
AutoZone, Inc. (Æ)	340	139
Carter’s, Inc. (Æ)	25,822	1,690
Children’s Place Retail Stores, Inc. (The) (Æ)	3,300	161
Coach, Inc.	6,000	353
Cracker Barrel Old Country Store, Inc.	5,720	473
Discovery Communications, Inc. Class A (Æ)	10,500	828
Dollar Tree, Inc. (Æ)	13,700	652
Domino’s Pizza, Inc.	4,300	237
Dunkin’ Brands Group, Inc.	14,800	574
Expedia, Inc.	9,600	536
Foot Locker, Inc.	15,900	554
GameStop Corp. Class A	22,700	792
Gap, Inc. (The)	13,800	524
Goodyear Tire & Rubber Co. (The) (Æ)	32,420	405
Guess?, Inc.	13,400	371
Hanesbrands, Inc.	9,200	461
Harman International Industries, Inc.	12,000	537
HomeAway, Inc. (Æ)	36,180	1,105
ITT Educational Services, Inc. (Æ)	10,600	194
Jack in the Box, Inc. (Æ)	9,800	351
Johnson Controls, Inc.	34,000	1,190
KAR Auction Services, Inc.	11,100	248
LKQ Corp. (Æ)	57,370	1,382
Madison Square Garden Co. (The) Class A (Æ)	5,800	350
Marriott International, Inc. Class A	7,700	332
MercadoLibre, Inc.	12,109	1,218
NVR, Inc. (Æ)	551	568
O’Reilly Automotive, Inc. (Æ)	10,715	1,150
Panera Bread Co. Class A (Æ)	3,460	613
Pearson PLC - ADR	26,000	475
Penske Automotive Group, Inc.	2,900	90
PetSmart, Inc.	19,838	1,353
priceline.com, Inc. (Æ)	1,364	949
Ralph Lauren Corp. Class A	3,820	694
Sonic Automotive, Inc. Class A	5,700	125
Steven Madden, Ltd. (Æ)	900	44
Tractor Supply Co.	5,960	639
Tupperware Brands Corp.	3,670	295
Whirlpool Corp.	5,720	654
Wynn Resorts, Ltd.	5,800	796

		26,775

Consumer Staples - 3.6%
Bunge, Ltd.	9,900	715
ConAgra Foods, Inc.	18,400	651
Fresh Market, Inc. (The) (Æ)	28,451	1,165
Hershey Co. (The)	3,500	312
Lorillard, Inc.	18,820	807
Rite Aid Corp. (Æ)	21,500	57

	Principal Amount ($) or Shares	Fair Value $
Safeway, Inc.	3,300	74
Smithfield Foods, Inc. (Æ)	14,000	358
TreeHouse Foods, Inc. (Æ)	2,700	172
Tyson Foods, Inc. Class A	27,800	685
Whole Foods Market, Inc.	6,400	565

		5,561

Energy - 7.8%
Atwood Oceanics, Inc. (Æ)	9,300	456
Baker Hughes, Inc.	21,400	971
Cabot Oil & Gas Corp.	11,100	755
CARBO Ceramics, Inc.	6,700	473
Cimarex Energy Co.	9,200	673
Continental Resources, Inc. (Æ)	6,600	527
Energy XXI Bermuda, Ltd.	20,800	473
FMC Technologies, Inc. (Æ)	24,001	1,304
Marathon Petroleum Corp.	6,900	541
Noble Energy, Inc.	9,450	1,070
QEP Resources, Inc.	35,700	1,026
Rowan Companies PLC (Æ)	17,100	556
Seadrill, Ltd.	22,100	851
SM Energy Co.	7,200	439
Superior Energy Services, Inc. (Æ)	25,000	690
Tesoro Corp.	12,500	668
Whiting Petroleum Corp. (Æ)	12,200	543

		12,016

Financial Services - 15.7%
Alexandria Real Estate Equities, Inc. (ö)	3,900	284
Allied World Assurance Co. Holdings AG	5,050	459
American Campus Communities, Inc. (ö)	27,700	1,236
American Capital Agency Corp. (ö)	15,400	513
American Financial Group, Inc.	12,800	618
Ameriprise Financial, Inc.	10,900	812
Aon PLC	13,300	803
Aspen Insurance Holdings, Ltd.	14,700	561
Assurant, Inc.	14,240	677
Axis Capital Holdings, Ltd.	14,500	647
BB&T Corp.	22,150	682
Boston Properties, Inc. (ö)	4,500	492
Chubb Corp. (The)	3,800	335
Comerica, Inc.	21,300	772
Cullen/Frost Bankers, Inc.	4,900	296
Digital Realty Trust, Inc. (ö)	2,200	155
Douglas Emmett, Inc. (ö)	20,400	534
Endurance Specialty Holdings, Ltd.	8,700	426
Equity Residential (ö)	12,300	714
Essex Property Trust, Inc. (ö)	2,780	437
Extra Space Storage, Inc. (ö)	14,730	642
FactSet Research Systems, Inc.	14,764	1,388
Hancock Holding Co.	14,600	398
Hanover Insurance Group, Inc. (The)	8,100	408
Hartford Financial Services Group, Inc.	34,600	971
Home Properties, Inc. (ö)	1,700	110
Iberiabank Corp.	1,400	64
Invesco, Ltd.	21,800	692
Lazard, Ltd. Class A	28,600	970

Russell U.S. Mid Cap Equity Fund	81

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

LPL Financial Holdings, Inc.	8,200	283
Markel Corp. (Æ)	430	231
MB Financial, Inc.	9,700	240
Mid-America Apartment Communities, Inc. (ö)	9,400	646
Ocwen Financial Corp. Class A (Æ)	3,800	139
PartnerRe, Ltd. - ADR	6,670	629
ProAssurance Corp.	7,700	377
Progressive Corp. (The)	9,000	228
Protective Life Corp.	9,400	358
Regions Financial Corp.	81,600	693
Reinsurance Group of America, Inc. Class A	10,000	626
RenaissanceRe Holdings, Ltd.	6,300	592
SunTrust Banks, Inc.	20,000	585
SVB Financial Group (Æ)	6,720	478
TD Ameritrade Holding Corp.	46,848	933
Total System Services, Inc.	2,050	48

		24,182

Health Care - 8.3%
Allscripts Healthcare Solutions, Inc. (Æ)	26,500	367
Bio-Rad Laboratories, Inc. Class A (Æ)	1,850	222
Boston Scientific Corp. (Æ)	97,180	728
Catamaran Corp. (Æ)	38,186	2,205
Cerner Corp. (Æ)	14,615	1,414
Cigna Corp.	20,000	1,323
Community Health Systems, Inc.	12,600	574
Cyberonics, Inc. (Æ)	6,600	287
Forest Laboratories, Inc. (Æ)	18,000	673
Health Net, Inc. (Æ)	19,900	585
Hospira, Inc. (Æ)	8,300	275
Humana, Inc.	9,600	711
LifePoint Hospitals, Inc. (Æ)	11,900	571
Magellan Health Services, Inc. (Æ)	5,200	266
Medicines Co. (The) (Æ)	2,900	98
Salix Pharmaceuticals, Ltd. (Æ)	8,200	429
St. Jude Medical, Inc.	8,600	354
STERIS Corp.	18,200	757
United Therapeutics Corp. (Æ)	8,500	568
Warner Chilcott PLC Class A	25,000	360
WellPoint, Inc.	610	44

		12,811

Materials and Processing - 7.8%
Airgas, Inc.	8,290	801
Allegheny Technologies, Inc.	36,800	993
Ashland, Inc.	12,500	1,065
Axiall Corp.	3,083	162
Cabot Corp.	34,200	1,285
Celanese Corp. Class A	8,300	410
CF Industries Holdings, Inc.	3,420	638
Commercial Metals Co.	32,900	481
Domtar Corp.	3,100	215
Ecolab, Inc.	12,721	1,076
Huntsman Corp.	24,500	462
Lennox International, Inc.	10,010	621
Martin Marietta Materials, Inc.	4,800	485

	Principal Amount ($) or Shares	Fair Value $
MRC Global, Inc. (Æ)	16,500	494
PPG Industries, Inc.	5,373	791
Rock Tenn Co. Class A	1,400	140
RPM International, Inc.	7,300	237
Scotts Miracle-Gro Co. (The) Class A	15,600	707
Steel Dynamics, Inc.	30,600	460
Valspar Corp.	6,590	421

		11,944

Producer Durables - 15.5%
ABM Industries, Inc.	1,400	32
ADT Corp. (The)	10,600	463
AECOM Technology Corp. (Æ)	21,000	610
AGCO Corp.	10,960	584
Agilent Technologies, Inc.	27,600	1,144
Air Lease Corp. Class A	15,000	413
AO Smith Corp.	5,100	385
Ascent Capital Group, Inc. Class A (Æ)	1,100	73
Avery Dennison Corp.	16,300	676
AZZ, Inc.	3,200	135
Babcock & Wilcox Co. (The)	9,900	269
Brady Corp. Class A	3,000	102
Con-way, Inc.	15,200	514
Crane Co.	14,960	805
CSX Corp.	18,800	462
Cummins, Inc.	9,700	1,032
Electronics for Imaging, Inc. (Æ)	7,400	198
Fluor Corp.	12,300	701
General Dynamics Corp.	9,300	688
Granite Construction, Inc.	6,100	169
Harsco Corp.	16,100	351
Herman Miller, Inc.	6,500	163
Huntington Ingalls Industries, Inc.	11,500	608
IHS, Inc. Class A (Æ)	11,600	1,130
Joy Global, Inc.	24,600	1,390
Kennametal, Inc.	15,300	612
Landstar System, Inc.	1,200	66
Lexmark International, Inc. Class A	21,700	658
Manitowoc Co., Inc. (The)	18,250	342
Parker Hannifin Corp.	3,400	301
Pentair, Ltd.	4,300	234
Rockwell Automation, Inc.	5,450	462
Rockwell Collins, Inc.	12,700	799
SPX Corp.	4,200	313
Stanley Black & Decker, Inc.	5,600	419
Stericycle, Inc. (Æ)	17,935	1,942
Textron, Inc.	22,800	587
Tidewater, Inc.	19,600	1,028
Titan International, Inc.	17,300	386
Towers Watson & Co. Class A	5,900	430
Trimble Navigation, Ltd. (Æ)	58,414	1,679
Tyco International, Ltd.	12,900	414
URS Corp.	3,260	143

		23,912

82	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Technology - 13.9%
Advanced Micro Devices, Inc. (Æ)	107,100	302
Autodesk, Inc. (Æ)	4,500	177
Benchmark Electronics, Inc. (Æ)	7,000	125
Broadcom Corp. Class A	13,800	497
Brocade Communications Systems, Inc. (Æ)	85,220	496
Cadence Design Systems, Inc. (Æ)	39,460	545
Ciena Corp. (Æ)	6,200	93
Citrix Systems, Inc. (Æ)	13,754	855
Computer Sciences Corp.	13,800	647
Concur Technologies, Inc. (Æ)	19,177	1,401
Electronic Arts, Inc. (Æ)	38,950	686
Harris Corp.	15,900	735
Intersil Corp. Class A	157,000	1,219
Jabil Circuit, Inc.	25,000	445
Juniper Networks, Inc. (Æ)	33,900	561
LinkedIn Corp. Class A (Æ)	8,870	1,703
LSI Corp. (Æ)	72,220	472
MEMC Electronic Materials, Inc. (Æ)	10,700	58
Mentor Graphics Corp.	22,360	408
Microchip Technology, Inc.	19,100	696
Molex, Inc.	17,600	485
Motorola Solutions, Inc.	8,360	478
NetApp, Inc. (Æ)	15,600	544
NVIDIA Corp.	48,820	672
PMC - Sierra, Inc. (Æ)	52,900	305
QLogic Corp. (Æ)	34,700	377
RF Micro Devices, Inc. (Æ)	24,700	139
Riverbed Technology, Inc. (Æ)	17,000	253
Rovi Corp. (Æ)	24,400	571
SAIC, Inc.	38,000	568
SanDisk Corp. (Æ)	11,600	608
Silicon Laboratories, Inc. (Æ)	3,500	139
Synaptics, Inc. (Æ)	7,700	317
Synopsys, Inc. (Æ)	15,600	555
Tech Data Corp. (Æ)	8,800	411
Teradata Corp. (Æ)	22,441	1,146
Ultimate Software Group, Inc. (Æ)	16,142	1,558
VMware, Inc. Class A (Æ)	1,000	71

		21,318

Utilities - 4.2%
American Water Works Co., Inc.	22,400	938
Black Hills Corp.	4,600	216
CenterPoint Energy, Inc.	27,900	689
CenturyLink, Inc.	23,400	878
DTE Energy Co.	6,600	481
Energen Corp.	11,300	536
Great Plains Energy, Inc.	24,000	579
MetroPCS Communications, Inc. (Æ)	40,500	480
NRG Energy, Inc.	16,100	449
PG&E Corp.	8,500	412
PNM Resources, Inc.	11,800	283

	Principal Amount ($) or Shares		Fair Value $
Southwest Gas Corp.	2,200		111
Telephone & Data Systems, Inc.	18,500		415
US Cellular Corp. (Æ)	200		8

			6,475

Total Common Stocks (cost $129,047)			144,994

Short-Term Investments - 5.3%
Russell U.S. Cash Management Fund	8,131,596	(¥)	8,132

Total Short-Term Investments (cost $8,132)			8,132

Total Investments - 99.5% (identified cost $137,179)			153,126

Other Assets and Liabilities, Net - 0.5%			819

Net Assets - 100.0%			153,945

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund	83

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	47	USD	5,441	06/13	103

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					103

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$26,775	$—	$—	$26,775	17 .4
Consumer Staples	5,561	—	—	5,561	3.6
Energy	12,016	—	—	12,016	7.8
Financial Services	24,182	—	—	24,182	15.7
Health Care	12,811	—	—	12,811	8.3
Materials and Processing	11,944	—	—	11,944	7.8
Producer Durables	23,912	—	—	23,912	15.5
Technology	21,318	—	—	21,318	13.9
Utilities	6,475	—	—	6,475	4.2
Short-Term Investments	—	8,132	—	8,132	5.3

Total Investments	144,994	8,132	—	153,126	99.5

Other Assets and Liabilities, Net					0.5

					100.0

Other Financial Instruments
Futures Contracts	103	—	—	103	0.1

Total Other Financial Instruments*	$103	$—	$—	$103

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

84	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$103

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$950

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$173

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund	85

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$137,179
Investments, at fair value*	153,126
Cash (restricted)(a)	307
Receivables:
Dividends and interest	38
Dividends from affiliated Russell funds	1
Investments sold	1,196
Fund shares sold	336
Daily variation margin on futures contracts	48
Prepaid expenses	2

Total assets	155,054

Liabilities
Payables:
Investments purchased	946
Fund shares redeemed	26
Accrued fees to affiliates	105
Other accrued expenses	32

Total liabilities	1,109

Net Assets	$153,945

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(51)
Accumulated net realized gain (loss)	4,402
Unrealized appreciation (depreciation) on:
Investments	15,947
Futures contracts	103
Shares of beneficial interest	133
Additional paid-in capital	133,411

Net Assets	$153,945

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.54
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.24
Class A — Net assets	$1,707,225
Class A — Shares outstanding ($.01 par value)	147,910
Net asset value per share: Class C(#)	$11.48
Class C — Net assets	$503,817
Class C — Shares outstanding ($.01 par value)	43,873
Net asset value per share: Class S(#)	$11.56
Class S — Net assets	$151,734,338
Class S — Shares outstanding ($.01 par value)	13,127,040
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$8,132
(a) Cash Collateral for Futures	$307

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

86	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,142
Dividends from affiliated Russell funds	5

Total investment income	1,147

Expenses
Advisory fees	556
Administrative fees	33
Custodian fees	22
Distribution fees - Class A	2
Distribution fees - Class C	1
Transfer agent fees - Class A	1
Transfer agent fees - Class C	—	*
Transfer agent fees - Class S	137
Professional fees	27
Registration fees	49
Shareholder servicing fees - Class C	1
Trustees’ fees	2
Printing fees	7
Miscellaneous	18

Expenses before reductions	856
Expense reductions	(179)

Net expenses	677

Net investment income (loss)	470

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,697
Futures contracts	950

Net realized gain (loss)	6,647

Net change in unrealized appreciation (depreciation) on:
Investments	14,661
Futures contracts	173

Net change in unrealized appreciation (depreciation)	14,834

Net realized and unrealized gain (loss)	21,481

Net Increase (Decrease) in Net Assets from Operations	$21,951

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund	87

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Statement of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012(1)
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$470	$332
Net realized gain (loss)	6,647	(2,245)
Net change in unrealized appreciation (depreciation)	14,834	1,216

Net increase (decrease) in net assets from operations	21,951	(697)

Distributions
From net investment income
Class A	(3)	(1)
Class C	(1)	— **
Class S	(556)	(387)

Net decrease in net assets from distributions	(560)	(388)

Share Transactions*
Net increase (decrease) in net assets from share transactions	9,746	123,893

Total Net Increase (Decrease) in Net Assets	31,137	122,808

Net Assets
Beginning of period	122,808	—

End of period	$153,945	$122,808

Undistributed (overdistributed) net investment income included in net assets	$(51)	$39

(1)	For the period February 7, 2012 (commencement of operations) to October 31, 2012.
**	Less than $500.

See accompanying notes which are an integral part of the financial statements.

88	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Statement of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012(1)
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	71	$777	90	$886
Proceeds from reinvestment of distributions	—	3	—	1
Payments for shares redeemed	(14)	(148)	—	—

Net increase (decrease)	57	632	90	887

Class C
Proceeds from shares sold	25	260	20	200
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(1)	(6)	—	—

Net increase (decrease)	24	254	20	200

Class S
Proceeds from shares sold	2,757	29,472	15,005	149,756
Proceeds from reinvestment of distributions	38	408	23	229
Payments for shares redeemed	(1,957)	(21,020)	(2,739)	(27,179)

Net increase (decrease)	838	8,860	12,289	122,806

Total increase (decrease)	919	$9,746	12,399	$123,893

(1)	For the period February 7, 2012 (commencement of operations) to October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund	89

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income
Class A
April 30, 2013*	9.89	.02	1.66	1.68	(.03)
October 31, 2012(6)	10.00	—	(.08)	(.08)	(.03)
Class C
April 30, 2013*	9.86	(.02)	1.66	1.64	(.02)
October 31, 2012(6)	10.00	(.05)	(.09)	(.14)	— (f)
Class S
April 30, 2013*	9.90	.04	1.66	1.70	(.04)
October 31, 2012(6)	10.00	.03	(.10)	(.07)	(.03)

See accompanying notes which are an integral part of the financial statements.

90	Russell U.S. Mid Cap Equity Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.03)	11.54	17.04	1,707	1.48	1.22	.36	56
(.03)	9.89	(.85)	897	1.44	1.21	.06	96

(.02)	11.48	16.60	504	2.23	1.97	(.47)	56
— (f)	9.86	(1.36)	197	2.24	1.96	(.64)	96

(.04)	11.56	17.12	151,734	1.23	.97	.70	56
(.03)	9.90	(.66)	121,714	1.25	.96	.40	96

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund	91

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,168.10	$1,018.55
Expenses Paid During Period*	$6.77	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,163.70	$1,014.83
Expenses Paid During Period*	$10.78	$10.04

*	Expenses are equal to the Fund’s annualized expense ratio of 2.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,168.50	$1,018.65
Expenses Paid During Period*	$6.67	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

92	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,169.80	$1,020.18
Expenses Paid During Period*	$5.00	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,169.30	$1,019.79
Expenses Paid During Period*	$5.43	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,170.30	$1,020.73
Expenses Paid During Period*	$4.41	$4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell U.S. Small Cap Equity Fund	93

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.4%
Consumer Discretionary - 15.1%
1-800-Flowers.com, Inc. Class A (Æ)	29,900	177
Aaron’s, Inc. Class A	63,257	1,816
AFC Enterprises, Inc. (Æ)	68,133	2,172
Amerco, Inc.	10,448	1,679
American Apparel, Inc. (Æ)(Ñ)	294,563	569
American Woodmark Corp. (Æ)	23,480	790
ANN, Inc. (Æ)	11,900	352
Asbury Automotive Group, Inc. (Æ)	87,940	3,526
Ballantyne Strong, Inc. (Æ)	11,400	51
Bally Technologies, Inc. (Æ)	84,246	4,489
Belo Corp. Class A	293,400	3,145
Big 5 Sporting Goods Corp.	39,690	667
BJ’s Restaurants, Inc. (Æ)	39,116	1,342
Boston Pizza Royalties Income Fund	58,100	32
Boston Pizza Royalties Income Fund (Å)	58,100	1,326
Bravo Brio Restaurant Group, Inc. (Æ)	58,693	998
Brown Shoe Co., Inc.	175,400	2,966
Buffalo Wild Wings, Inc. (Æ)	46,416	4,177
Callaway Golf Co.	99,274	665
Carmike Cinemas, Inc. (Æ)	38,000	667
Cato Corp. (The) Class A	142,400	3,419
Central Garden and Pet Co. Class A (Æ)	28,630	252
Chuy’s Holdings, Inc. (Æ)	90,889	2,972
Citi Trends, Inc. (Æ)	105,986	1,247
Coinstar, Inc. (Æ)(Ñ)	14,758	779
Columbia Sportswear Co.	4,346	255
Conn’s, Inc. (Æ)	10,889	472
Cooper Tire & Rubber Co.	86,100	2,143
Crocs, Inc. (Æ)	183,264	2,936
CSS Industries, Inc.	4,528	130
Dana Holding Corp.	75,116	1,296
Deckers Outdoor Corp. (Æ)(Ñ)	29,512	1,627
Denny’s Corp. (Æ)	132,352	750
Destination Maternity Corp.	23,173	550
Digital Cinema Destinations Corp. Class A (Æ)	104,750	651
Dominion Diamond Corp. (Æ)	39,017	617
Einstein Noah Restaurant Group, Inc.	131,886	1,900
Entravision Communications Corp. Class A	196,197	757
Ethan Allen Interiors, Inc.	57,490	1,683
EW Scripps Co. Class A (Æ)	257,698	3,579
Express, Inc. (Æ)	87,890	1,600
Fiesta Restaurant Group, Inc. (Æ)	30,486	831
Finish Line, Inc. (The) Class A	160,976	3,121
Five Below, Inc. (Æ)(Ñ)	29,396	1,058
Francesca’s Holdings Corp. (Æ)(Ñ)	137,684	3,932
Franklin Covey Co. (Æ)	500	7
Fred’s, Inc. Class A	104,948	1,493
Fuel Systems Solutions, Inc. (Æ)	183,449	2,882
G-III Apparel Group, Ltd. (Æ)	113,300	4,607
Grand Canyon Education, Inc. (Æ)	88,806	2,271
Gray Television, Inc. (Æ)	406,289	2,580
Group 1 Automotive, Inc.	51,930	3,141
Guess?, Inc. (Ñ)	82,640	2,287
Harman International Industries, Inc.	2,600	116

	Principal Amount ($) or Shares	Fair Value $
Harte-Hanks, Inc.	89,400	709
Haverty Furniture Cos., Inc.	39,534	940
Helen of Troy, Ltd. (Æ)	91,500	3,192
Hillenbrand, Inc.	39,696	998
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	81,711	445
Iconix Brand Group, Inc. (Æ)	87,100	2,495
Imax Corp. (Æ)	47,155	1,204
Inter Parfums, Inc.	70,410	2,040
Isle of Capri Casinos, Inc. (Æ)	315,932	2,420
Jack in the Box, Inc. (Æ)	238,200	8,539
Johnson Outdoors, Inc. Class A (Æ)	6,000	141
Jones Group, Inc. (The)	156,330	2,189
Journal Communications, Inc. Class A (Æ)	158,700	1,081
Kirkland’s, Inc. (Æ)	19,168	231
Krispy Kreme Doughnuts, Inc. (Æ)	50,382	688
LeapFrog Enterprises, Inc. Class A (Æ)(Ñ)	462,071	4,131
Lennar Corp. Class B	37,793	1,232
LIN TV Corp. Class A (Æ)	346,609	4,267
Lithia Motors, Inc. Class A	30,746	1,523
Maidenform Brands, Inc. (Æ)	6,900	124
Marchex, Inc. Class A	9,400	39
Marriott Vacations Worldwide Corp. (Æ)	9,900	450
Martha Stewart Living Omnimedia Class A (Æ)	2,441	6
Matthews International Corp. Class A	66,413	2,445
MDC Partners, Inc. Class A (Å)	365,897	6,253
Media General, Inc. Class A (Æ)(Ñ)	272,555	2,235
Men’s Wearhouse, Inc. (The)	155,281	5,202
Meritage Homes Corp. (Æ)	159,007	7,758
Monro Muffler Brake, Inc. (Ñ)	78,575	3,250
Move, Inc. (Æ)	71,870	820
Multimedia Games Holding Co., Inc. (Æ)	231,571	5,711
Nautilus, Inc. (Æ)	178,639	1,229
New York & Co., Inc. (Æ)	64,388	287
Nexstar Broadcasting Group, Inc. Class A	166,823	4,062
Orbitz Worldwide, Inc. (Æ)	108,248	647
Orient-Express Hotels, Ltd. Class A (Æ)	100,162	1,012
Overstock.com, Inc. (Æ)	34,926	726
Oxford Industries, Inc.	10,241	606
Papa John’s International, Inc. (Æ)	39,300	2,476
Penske Automotive Group, Inc.	44,400	1,373
Perry Ellis International, Inc.	22,900	402
Pier 1 Imports, Inc.	155,706	3,614
Pinnacle Entertainment, Inc. (Æ)	144,341	2,751
Pizza Pizza Royalty Corp. (Å)	59,900	666
Quiksilver, Inc. (Æ)	134,806	907
ReachLocal, Inc. (Æ)	48,845	814
Red Robin Gourmet Burgers, Inc. (Æ)	68,942	3,335
Regis Corp.	64,380	1,207
Rent-A-Center, Inc. Class A	59,500	2,078
Revlon, Inc. Class A (Æ)	11,200	217
RG Barry Corp.	4,300	59
Ritchie Bros Auctioneers, Inc. (Ñ)	113,155	2,282
Rosetta Stone, Inc. (Æ)	49,544	839
Ruby Tuesday, Inc. (Æ)	233,451	2,250
Ruth’s Hospitality Group, Inc. (Æ)	26,700	265
Ryland Group, Inc. (The) (Ñ)	73,734	3,322

94	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

SeaWorld Entertainment, Inc. (Æ)	20,000	672
SHFL Entertainment, Inc. (Æ)	75,457	1,192
Shoe Carnival, Inc.	27,100	565
Skechers U.S.A., Inc. Class A (Æ)	53,500	1,112
Sonic Automotive, Inc. Class A	71,200	1,566
Sonic Corp. (Æ)	137,380	1,721
Sotheby’s Class A	60,674	2,153
Speedway Motorsports, Inc.	900	16
Stage Stores, Inc.	66,500	1,841
Standard Motor Products, Inc.	47,400	1,452
Stein Mart, Inc.	27,800	220
Steven Madden, Ltd. (Æ)	44,890	2,183
Stoneridge, Inc. (Æ)	31,906	242
Thor Industries, Inc.	23,500	872
Tile Shop Holdings, Inc. (Æ)	63,012	1,563
TravelCenters of America LLC (Æ)	153,473	1,768
Tuesday Morning Corp. (Æ)	71,429	579
Tumi Holdings, Inc. (Æ)	90,095	2,075
Tupperware Brands Corp.	22,400	1,799
Universal Electronics, Inc. (Æ)	48,441	1,113
ValueClick, Inc. (Æ)	79,075	2,440
Vera Bradley, Inc. (Æ)(Ñ)	41,396	945
Viad Corp.	8,200	214
VOXX International Corp. Class A (Æ)	49,981	476
West Marine, Inc. (Æ)	75,709	896
Wet Seal, Inc. (The) Class A (Æ)	481,452	1,570
Winnebago Industries, Inc. (Æ)	26,892	493

		231,469

Consumer Staples - 2.7%
Alliance One International, Inc. (Æ)	42,600	160
Andersons, Inc. (The)	104,034	5,672
Annie’s, Inc. (Æ)(Ñ)	78,584	2,970
Boulder Brands, Inc. (Æ)	220,660	1,988
Calavo Growers, Inc.	23,053	654
Casey’s General Stores, Inc.	90,450	5,238
Core-Mark Holding Co., Inc.	13,545	705
Flowers Foods, Inc.	36,050	1,187
Fresh Del Monte Produce, Inc.	120,877	3,071
Fresh Market, Inc. (The) (Æ)	23,751	972
Hain Celestial Group, Inc. (The) (Æ)	21,021	1,372
Ingles Markets, Inc. Class A	3,900	83
John B Sanfilippo & Son, Inc.	28,422	596
Medifast, Inc. (Æ)	61,600	1,614
Nash Finch Co.	23,098	475
Omega Protein Corp. (Æ)	29,500	275
Pantry, Inc. (The) (Æ)	50,680	740
Rite Aid Corp. (Æ)	414,943	1,099
Sanderson Farms, Inc.	71,825	4,400
Spartan Stores, Inc.	22,407	376
Summer Infant, Inc. (Æ)	10,100	29
Susser Holdings Corp. (Æ)	13,407	713
TreeHouse Foods, Inc. (Æ)	111,885	7,128

		41,517

Energy - 5.5%
Approach Resources, Inc. (Æ)(Ñ)	210,639	4,996
Basic Energy Services, Inc. (Æ)	73,122	1,004

	Principal Amount ($) or Shares	Fair Value $
Berry Petroleum Co. Class A	48,145	2,307
Bill Barrett Corp. (Æ)(Ñ)	62,340	1,238
Bonanza Creek Energy, Inc. (Æ)	91,304	3,136
Cal Dive International, Inc. (Æ)(Ñ)	1,587,437	2,651
Callon Petroleum Co. (Æ)	153,364	549
CARBO Ceramics, Inc. (Ñ)	29,600	2,091
Carrizo Oil & Gas, Inc. (Æ)	155,808	3,774
Clayton Williams Energy, Inc. (Æ)	15,900	614
Dawson Geophysical Co. (Æ)	12,000	369
Diamondback Energy, Inc. (Æ)	29,615	778
EnerNOC, Inc. (Æ)	34,527	605
EPL Oil & Gas, Inc. (Æ)	35,025	1,144
EXCO Resources, Inc. (Ñ)	223,810	1,625
Geospace Technologies Corp. (Æ)	11,067	934
Green Plains Renewable Energy, Inc. (Æ)	45,700	572
Gulfport Energy Corp. (Æ)	142,906	7,458
Helix Energy Solutions Group, Inc. (Æ)	53,189	1,225
Hercules Offshore, Inc. (Æ)	281,771	2,077
Hornbeck Offshore Services, Inc. (Æ)	41,700	1,873
Key Energy Services, Inc. (Æ)	159,526	948
Kodiak Oil & Gas Corp. (Æ)	158,995	1,245
Magnum Hunter Resources Corp. (Æ)	221,107	601
Matrix Service Co. (Æ)	88,078	1,324
McDermott International, Inc. (Æ)	257,264	2,748
Midstates Petroleum Co., Inc. (Æ)	17,500	101
Nabors Industries, Ltd.	207,906	3,075
Natural Gas Services Group, Inc. (Æ)	32,300	652
Ocean Rig UDW, Inc. (Æ)	19,100	313
Pacific Drilling SA (Æ)	208,130	2,077
Parker Drilling Co. (Æ)	44,594	184
Patterson-UTI Energy, Inc.	112,634	2,375
PetroQuest Energy, Inc. (Æ)	960,224	4,110
Pioneer Energy Services Corp. (Æ)	63,500	448
PowerSecure International, Inc. (Æ)	51,395	704
Renewable Energy Group, Inc. (Æ)	9,300	91
REX American Resources Corp. (Æ)	6,330	118
Rowan Companies PLC (Æ)	100,779	3,278
SunPower Corp. Class A (Æ)(Ñ)	153,676	2,088
Superior Energy Services, Inc. (Æ)	134,536	3,712
Synergy Resources Corp. (Æ)	119,623	807
Tesco Corp. (Æ)	54,401	664
Tesoro Corp.	19,300	1,031
TETRA Technologies, Inc. (Æ)	390,094	3,562
Unit Corp. (Æ)	65,153	2,738
Vantage Drilling Co. (Æ)(Ñ)	311,293	526
W&T Offshore, Inc.	193,128	2,256
Western Refining, Inc.	23,871	738
Willbros Group, Inc. (Æ)	85,831	815

		84,349

Financial Services - 21.2%
1st United Bancorp, Inc.	8,700	58
AG Mortgage Investment Trust, Inc. (ö)	145,000	3,751
Agree Realty Corp. (ö)	19,599	589
Alexander & Baldwin, Inc. (Æ)	74,827	2,549
Alexandria Real Estate Equities, Inc. (ö)	7,400	538
Alleghany Corp. (Æ)	1,610	634

Russell U.S. Small Cap Equity Fund	95

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

American Capital Mortgage Investment Corp. (ö)	59,900	1,591
American Equity Investment Life Holding Co. (Ñ)	306,200	4,666
American Safety Insurance Holdings, Ltd. (Æ)	10,248	247
Ameriprise Financial, Inc.	15,790	1,177
AMERISAFE, Inc.	24,989	816
Anworth Mortgage Asset Corp. (ö)	424,590	2,679
Apollo Residential Mortgage, Inc. (ö)	39,590	881
Arbor Realty Trust, Inc. (ö)	54,100	418
Argo Group International Holdings, Ltd.	126,070	5,226
Arlington Asset Investment Corp. Class A	16,193	439
Artio Global Investors, Inc. Class A	331,800	909
Assurant, Inc.	20,100	956
Astoria Financial Corp.	223,240	2,141
Baldwin & Lyons, Inc. Class B	1,600	39
Bancfirst Corp.	6,000	251
Banco Latinoamericano de Comercio Exterior SA Class E	30,615	695
Bank Mutual Corp.	18,200	94
Bank of Marin Bancorp	2,585	102
Bank of the Ozarks, Inc. (Ñ)	224,324	9,182
Banner Corp.	51,100	1,669
BioMed Realty Trust, Inc. (ö)	227,555	5,122
Blackhawk Network Holdings, Inc. Class A (Æ)	40,585	972
Boston Private Financial Holdings, Inc.	151,778	1,463
Bridge Capital Holdings (Æ)	500	7
Brookline Bancorp, Inc.	248,307	2,086
Campus Crest Communities, Inc. (ö)	242,730	3,316
Capitol Federal Financial, Inc.	184,646	2,186
CapLease, Inc. (ö)	355,882	2,498
Capstead Mortgage Corp. (ö)	176,810	2,348
Cardinal Financial Corp.	174,100	2,655
Cardtronics, Inc. (Æ)	252,902	7,084
Cash America International, Inc.	13,800	602
Cedar Realty Trust, Inc. (ö)	89,600	574
Center Bancorp, Inc.	1,482	17
Centerstate Banks, Inc.	6,633	55
Chemical Financial Corp.	13,200	327
Citizens & Northern Corp.	2,512	49
CNB Financial Corp.	2,384	39
CNO Financial Group, Inc.	386,200	4,372
CoBiz Financial, Inc.	11,203	96
Comerica, Inc.	77,400	2,806
Community Trust Bancorp, Inc.	8,000	277
CoreLogic, Inc. (Æ)	87,000	2,373
Coresite Realty Corp. Class A (ö)	22,287	806
Crawford & Co. Class B	4,700	36
CVB Financial Corp.	190,050	2,066
Diamond Hill Investment Group, Inc. (Å)	26,079	1,969
DiamondRock Hospitality Co. (ö)	232,767	2,323
Donegal Group, Inc. Class A	889	13
DuPont Fabros Technology, Inc. (Ñ)(ö)	96,175	2,418
Eagle Bancorp, Inc. (Æ)	169,232	3,914
Education Realty Trust, Inc. Class A (ö)	271,775	2,987
EMC Insurance Group, Inc.	200	6

	Principal Amount ($) or Shares	Fair Value $
Enterprise Financial Services Corp.	4,000	57
EPR Properties (ö)	29,200	1,651
Equity One, Inc. (ö)	3,900	99
EverBank Financial Corp.	16,800	269
Evercore Partners, Inc. Class A	36,180	1,366
Extra Space Storage, Inc. (ö)	36,400	1,586
Ezcorp, Inc. Class A (Æ)	111,905	1,891
FBL Financial Group, Inc. Class A	3,300	130
FBR & Co. (Æ)	11,724	244
FelCor Lodging Trust, Inc. (Æ)(ö)	353,813	2,116
Financial Engines, Inc.	85,959	3,126
First American Financial Corp.	11,667	312
First Busey Corp.	52,365	225
First Community Bancshares, Inc.	8,584	133
First Connecticut Bancorp, Inc.	13,600	202
First Defiance Financial Corp.	5,100	115
First Financial Bancorp	136,495	2,098
First Financial Bankshares, Inc. (Ñ)	82,639	4,083
First Financial Corp.	8,800	272
First Industrial Realty Trust, Inc. (ö)	120,200	2,156
First Interstate Bancsystem, Inc. Class A	5,251	107
First Merchants Corp.	30,300	492
First Midwest Bancorp, Inc.	123,283	1,547
First of Long Island Corp. (The)	3,950	119
First Republic Bank	11,600	441
FirstMerit Corp.	104,654	1,793
FNB Corp.	267,775	3,050
Forestar Group, Inc. (Æ)	142,972	3,080
Franklin Street Properties Corp. (ö)	179,761	2,745
FXCM, Inc. Class A	126,402	1,713
German American Bancorp, Inc.	5,100	109
GFI Group, Inc.	337,118	1,352
Global Cash Access Holdings, Inc. (Æ)	405,633	2,892
Global Indemnity PLC Class A (Æ)	2,400	53
Government Properties Income Trust (ö)	40,600	1,058
Granite Real Estate Investment Trust (ö)	72,000	2,848
Great Southern Bancorp, Inc.	12,739	336
Hanmi Financial Corp. Class A (Æ)	45,956	709
Hanover Insurance Group, Inc. (The)	40,401	2,037
Healthcare Realty Trust, Inc. (ö)	143,400	4,305
Hercules Technology Growth Capital, Inc.	186,140	2,476
Heritage Financial Corp.	7,600	106
HFF, Inc. Class A	127,692	2,675
Hilltop Holdings, Inc. (Æ)	158,770	2,126
Home BancShares, Inc.	63,480	2,521
Home Loan Servicing Solutions, Ltd.	100,757	2,282
Home Properties, Inc. (ö)	39,075	2,519
Homeowners Choice, Inc.	85,668	2,274
HomeStreet, Inc.	40,797	877
Horace Mann Educators Corp.	141,605	3,193
Horizon Bancorp	3,200	62
Hospitality Properties Trust (ö)	34,800	1,023
Hudson Valley Holding Corp.	9,800	151
Iberiabank Corp.	62,141	2,835
Infinity Property & Casualty Corp.	45,044	2,556
Invesco Mortgage Capital, Inc. (ö)	81,600	1,746
Investment Technology Group, Inc. (Æ)	113,100	1,232
Jack Henry & Associates, Inc.	8,300	385

96	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

JAVELIN Mortgage Investment Corp. (Ñ)(ö)	24,700	497
KeyCorp	275,760	2,749
Lakeland Bancorp, Inc.	7,300	70
Lakeland Financial Corp.	11,602	311
LaSalle Hotel Properties (ö)	145,887	3,783
Lender Processing Services, Inc.	8,300	230
Lexington Realty Trust (ö)	148,700	1,905
Maiden Holdings, Ltd.	88,747	917
MainSource Financial Group, Inc.	5,900	75
Manning & Napier, Inc. Class A	83,507	1,462
MarketAxess Holdings, Inc.	50,142	2,122
MB Financial, Inc.	68,300	1,691
MCG Capital Corp.	83,300	428
Mercantile Bank Corp.	2,600	43
Merchants Bancshares, Inc.	1,800	55
Metro Bancorp, Inc. (Æ)	5,400	96
Mid-America Apartment Communities, Inc. (ö)	36,025	2,476
Mission West Properties, Inc. (Æ)(ö)	19,000	—
MVC Capital, Inc.	3,708	48
National Bank Holdings Corp. Class A	81,460	1,471
Navigators Group, Inc. (The) (Æ)	13,400	776
Nelnet, Inc. Class A	99,016	3,366
NewStar Financial, Inc. (Æ)	2,700	32
Northfield Bancorp, Inc.	1,900	22
OceanFirst Financial Corp.	29,542	420
Ocwen Financial Corp. Class A (Æ)	53,000	1,939
OmniAmerican Bancorp, Inc. (Æ)	8,100	202
One Liberty Properties, Inc. (ö)	10,600	243
Oritani Financial Corp.	9,236	143
Pacific Continental Corp.	9,000	101
Pacific Premier Bancorp, Inc. (Æ)	91,000	1,106
PacWest Bancorp	101,550	2,816
Park Sterling Corp. (Æ)	232,623	1,333
Pennsylvania Real Estate Investment Trust (ö)	42,500	881
PennyMac Mortgage Investment Trust (ö)	89,600	2,262
Peoples Bancorp, Inc.	12,800	261
Pinnacle Financial Partners, Inc. (Æ)	23,000	558
Piper Jaffray Cos. (Æ)	128,313	4,332
Platinum Underwriters Holdings, Ltd.	36,000	2,043
Portfolio Recovery Associates, Inc. (Æ)	21,004	2,578
Post Properties, Inc. (ö)	4,200	208
PrivateBancorp, Inc. Class A	299,524	5,745
ProAssurance Corp.	26,340	1,290
Prosperity Bancshares, Inc. (Æ)	7,100	326
Protective Life Corp.	33,271	1,266
Provident Financial Services, Inc.	13,300	204
PS Business Parks, Inc. (ö)	50,950	4,066
Redwood Trust, Inc. (Ñ)(ö)	100,700	2,298
Renasant Corp.	23,300	532
Ryman Hospitality Properties, Inc. (ö)	17,934	797
S&T Bancorp, Inc.	4,700	89
Safety Insurance Group, Inc.	14,058	698
Sandy Spring Bancorp, Inc.	11,900	244
SCBT Financial Corp.	13,819	660
Selective Insurance Group, Inc.	237,489	5,564
Signature Bank (Æ)	79,430	5,688

	Principal Amount ($) or Shares	Fair Value $
Solar Capital, Ltd.	18,000	431
Sovran Self Storage, Inc. (ö)	25,700	1,763
State Bank Financial Corp.	15,348	226
StellarOne Corp.	14,100	211
Sterling Bancorp Class N	163,074	1,839
Sterling Financial Corp.	93,008	2,028
Stewart Information Services Corp.	94,000	2,545
Stifel Financial Corp. (Æ)	48,220	1,554
Summit Hotel Properties, Inc. (ö)	306,956	3,066
Susquehanna Bancshares, Inc.	188,100	2,195
SVB Financial Group (Æ)	87,570	6,227
SWS Group, Inc. (Æ)	20,453	116
Symetra Financial Corp.	108,700	1,482
Synovus Financial Corp. (Ñ)	624,981	1,681
Taylor Capital Group, Inc. (Æ)	6,000	88
TCP Capital Corp.	105,100	1,647
Terreno Realty Corp. (ö)	2,600	49
Territorial Bancorp, Inc.	259	6
Texas Capital Bancshares, Inc. (Æ)	46,760	1,948
Tompkins Financial Corp.	2,816	118
Tower Group International, Ltd. (Ñ)	122,766	2,323
Trico Bancshares	9,600	168
UMB Financial Corp.	118,447	5,963
Umpqua Holdings Corp.	235,950	2,831
Union First Market Bankshares Corp.	53,823	1,018
United Bankshares, Inc. (Ñ)	72,100	1,825
United Fire Group, Inc.	76,840	2,148
ViewPoint Financial Group, Inc.	71,154	1,325
Virtus Investment Partners, Inc. (Æ)	30,078	5,745
Washington Banking Co.	1,700	23
Washington Federal, Inc.	77,584	1,332
Washington Trust Bancorp, Inc.	9,800	262
Webster Financial Corp.	68,000	1,589
Westamerica Bancorporation	51,290	2,225
Western Alliance Bancorp (Æ)	107,886	1,587
Western Asset Mortgage Capital Corp. (Ñ)(ö)	14,800	331
Wilshire Bancorp, Inc. (Æ)	161,301	1,031
Winthrop Realty Trust (ö)	34,286	436
WisdomTree Investments, Inc. (Æ)	86,025	998
WSFS Financial Corp.	7,990	391
XL Group PLC Class A	74,300	2,314

		324,718

Health Care - 10.7%
Abiomed, Inc. (Æ)(Ñ)	118,495	2,189
Acadia Healthcare Co., Inc. (Æ)	102,049	3,220
Acadia Pharmaceuticals, Inc. (Æ)(Ñ)	97,847	1,261
Addus HomeCare Corp. (Æ)	55,709	660
Aegerion Pharmaceuticals, Inc. (Æ)	29,727	1,250
Affymetrix, Inc. (Æ)(Ñ)	227,165	827
Air Methods Corp.	156,030	5,709
Akorn, Inc. (Æ)	423,540	6,374
Albany Molecular Research, Inc. (Æ)	62,691	748
Almost Family, Inc.	12,100	239
Alnylam Pharmaceuticals, Inc. (Æ)	18,981	455
Alphatec Holdings, Inc. (Æ)	16,411	31
AMAG Pharmaceuticals, Inc. (Æ)	31,564	696

Russell U.S. Small Cap Equity Fund	97

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

AMN Healthcare Services, Inc. (Æ)	49,159	675
Amsurg Corp. Class A (Æ)	33,900	1,138
Anacor Pharmaceuticals, Inc. (Æ)(Ñ)	68,707	460
AngioDynamics, Inc. (Æ)	26,400	267
Array BioPharma, Inc. (Æ)	107,224	638
ArthroCare Corp. (Æ)	118,200	4,096
Astex Pharmaceuticals (Æ)	104,299	718
athenahealth, Inc. (Æ)	38,470	3,703
Bio-Rad Laboratories, Inc. Class A (Æ)	100	12
Bio-Reference Labs, Inc. (Æ)(Ñ)	41,408	1,056
BioScrip, Inc. (Æ)	70,224	973
Cadence Pharmaceuticals, Inc. Class A (Æ)	438,398	3,104
Cambrex Corp. (Æ)	137,000	1,711
Cantel Medical Corp.	71,100	2,248
Capital Senior Living Corp. (Æ)	142,679	3,461
Cardiovascular Systems, Inc. (Æ)	38,493	661
Celldex Therapeutics, Inc. (Æ)	77,346	1,009
Centene Corp. (Æ)	143,080	6,610
Cepheid, Inc. (Æ)	41,190	1,571
Cerus Corp. (Æ)(Ñ)	133,213	709
Clovis Oncology, Inc. (Æ)(Ñ)	17,860	668
Conceptus, Inc. (Æ)	33,920	1,052
CONMED Corp.	124,409	3,898
Cross Country Healthcare, Inc. (Æ)	10,314	52
CryoLife, Inc.	18,800	113
Cutera, Inc. (Æ)	49,707	552
Cynosure, Inc. Class A (Æ)	60,655	1,569
DexCom, Inc. (Æ)	93,537	1,535
Emergent Biosolutions, Inc. (Æ)	75,700	1,161
Emeritus Corp. (Æ)	38,905	1,000
Endo Health Solutions, Inc. (Æ)	39,900	1,462
Endocyte, Inc. (Æ)	50,917	707
Endologix, Inc. (Æ)	195,282	2,933
Exactech, Inc. (Æ)	6,900	128
Five Star Quality Care, Inc. (Æ)	116,745	552
Fluidigm Corp. (Æ)	32,295	544
Furiex Pharmaceuticals, Inc. (Æ)	11,750	399
GenMark Diagnostics, Inc. (Æ)(Ñ)	55,198	858
Gentiva Health Services, Inc. (Æ)	186,500	1,956
Geron Corp. (Æ)(Ñ)	264,086	309
Greatbatch, Inc. (Æ)	175,025	4,890
Haemonetics Corp. (Æ)	120,875	4,654
Hanger, Inc. (Æ)	172,700	5,248
Health Net, Inc. (Æ)	58,350	1,716
Healthways, Inc. (Æ)	54,431	756
Hill-Rom Holdings, Inc.	46,610	1,588
HMS Holdings Corp. (Æ)	87,760	2,212
Hyperion Therapeutics, Inc. (Æ)	3,318	71
ICON PLC (Æ)	242,299	7,783
Infinity Pharmaceuticals, Inc. (Æ)	21,024	906
Insulet Corp. (Æ)	144,153	3,638
Invacare Corp.	55,342	744
Keryx Biopharmaceuticals, Inc. (Æ)(Ñ)	84,838	691
Kindred Healthcare, Inc. (Æ)	12,300	129
Ligand Pharmaceuticals, Inc. Class B (Æ)	29,277	800
Magellan Health Services, Inc. (Æ)	61,100	3,126
Medical Action Industries, Inc. (Æ)	11,100	90
Medidata Solutions, Inc. (Æ)	103,621	6,876

	Principal Amount ($) or Shares	Fair Value $
Meridian Bioscience, Inc.	103,535	2,101
Molina Healthcare, Inc. (Æ)	61,200	2,032
Neogen Corp. (Æ)	22,853	1,162
Neurocrine Biosciences, Inc. (Æ)	67,996	785
Orthofix International NV (Æ)	93,667	3,035
Pacira Pharmaceuticals, Inc. (Æ)(Ñ)	21,001	606
PAREXEL International Corp. (Æ)	126,340	5,174
PharMerica Corp. (Æ)	58,807	758
Prestige Brands Holdings, Inc. (Æ)	105,720	2,849
Providence Service Corp. (The) (Æ)	53,025	928
Repligen Corp. (Æ)	70,662	633
RTI Biologics, Inc. (Æ)	206,958	824
Salix Pharmaceuticals, Ltd. (Æ)	24,464	1,279
Sangamo Biosciences, Inc. (Æ)(Ñ)	73,717	750
Santarus, Inc. (Æ)	55,083	1,012
Sarepta Therapeutics, Inc. (Æ)(Ñ)	12,444	361
Solta Medical, Inc. (Æ)	34,996	68
Spectranetics Corp. (Æ)	52,966	988
STERIS Corp.	54,418	2,263
Sucampo Pharmaceuticals, Inc. Class A (Æ)	60,440	575
Sunesis Pharmaceuticals, Inc. (Æ)(Ñ)	78,512	442
SurModics, Inc. (Æ)	25,093	664
Symmetry Medical, Inc. (Æ)	66,028	787
Synergy Pharmaceuticals, Inc. (Æ)	116,948	614
Synta Pharmaceuticals Corp. (Æ)(Ñ)	50,962	522
Targacept, Inc. (Æ)	71,931	332
TearLab Corp. (Æ)(Ñ)	141,472	1,058
Tenet Healthcare Corp. (Æ)	21,575	979
TESARO, Inc. (Æ)	27,344	752
Triple-S Management Corp. Class B (Æ)	39,568	713
Unilife Corp. (Æ)(Ñ)	516,863	1,023
Universal American Corp.	47,300	404
Vanguard Health Systems, Inc. (Æ)	72,792	1,065
XenoPort, Inc. (Æ)	14,666	91

		163,474

Materials and Processing - 6.2%
Aceto Corp.	84,800	882
AEP Industries, Inc. (Æ)	9,955	768
AMCOL International Corp.	67,107	2,065
American Pacific Corp. (Æ)	10,100	248
Apogee Enterprises, Inc.	32,392	825
Armtec Infrastructure, Inc. (Æ)	347,280	25
Armtec Infrastructure, Inc. (Æ)(Å)	347,280	768
Beacon Roofing Supply, Inc. (Æ)	105,376	4,018
Boise Cascade Co. (Æ)	62,488	2,001
Cabot Corp.	161,049	6,049
Caesar Stone Sdot Yam, Ltd. (Æ)	64,525	1,514
Calgon Carbon Corp. (Æ)	217,700	3,710
Carpenter Technology Corp.	25,000	1,124
Chemtura Corp. (Æ)	98,400	2,092
Clarcor, Inc.	64,647	3,342
Commercial Metals Co.	8,400	123
Culp, Inc.	26,800	435
Cytec Industries, Inc.	800	58
Gibraltar Industries, Inc. (Æ)	18,619	348
Globe Specialty Metals, Inc.	164,050	2,142
Griffon Corp.	7,613	78

98	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Haynes International, Inc.	40,819	1,984
Headwaters, Inc. (Æ)	65,492	711
Hexcel Corp. (Æ)	39,879	1,216
IAMGOLD Corp.	248,340	1,334
Innospec, Inc.	50,300	2,214
Insteel Industries, Inc.	49,948	828
Interface, Inc. Class A	50,138	839
Kaiser Aluminum Corp.	54,885	3,458
KapStone Paper and Packaging Corp.	34,600	1,023
Kaydon Corp.	186,400	4,444
Koppers Holdings, Inc.	101,800	4,470
Kraton Performance Polymers, Inc. (Æ)	72,790	1,653
Kronos Worldwide, Inc. (Ñ)	99,397	1,757
LB Foster Co. Class A	24,333	1,074
Minerals Technologies, Inc.	83,875	3,408
Mueller Industries, Inc.	17,546	909
Mueller Water Products, Inc. Class A	689,624	4,083
Noranda Aluminum Holding Corp.	382,407	1,457
Northwest Pipe Co. (Æ)	3,767	103
Olympic Steel, Inc.	3,440	69
OM Group, Inc. (Æ)	166,977	4,086
PolyOne Corp.	45,500	1,025
RBC Bearings, Inc. (Æ)	30,464	1,465
RTI International Metals, Inc. (Æ)	67,608	1,962
Schnitzer Steel Industries, Inc. Class A	96,196	2,360
Schweitzer-Mauduit International, Inc.	17,000	685
Sensient Technologies Corp.	18,480	727
Simpson Manufacturing Co., Inc.	50,280	1,445
Stillwater Mining Co. (Æ)	92,815	1,155
TMS International Corp. Class A	24,300	351
Trex Co., Inc. (Æ)	17,749	864
Tronox, Ltd. Class A (Ñ)	123,250	2,532
UFP Technologies, Inc. (Æ)(Å)	42,778	868
Unifi, Inc. (Æ)	36,866	719
Universal Forest Products, Inc.	50,134	1,935
Uranium Energy Corp. (Æ)(Ñ)	845,064	1,310
USG Corp. (Æ)(Ñ)	66,775	1,735

		94,873

Producer Durables - 16.9%
ABM Industries, Inc.	241,830	5,453
Advisory Board Co. (The)(Æ)	215,210	10,578
Aegion Corp. Class A (Æ)	39,284	827
AGCO Corp.	4,800	256
Air Lease Corp. Class A	25,800	710
Air Transport Services Group, Inc. (Æ)	24,600	142
Aircastle, Ltd.	136,000	1,899
Alamo Group, Inc.	11,500	461
Albany International Corp. Class A	29,700	863
Alliant Techsystems, Inc.	31,500	2,342
AM Castle & Co. (Æ)(Ñ)	109,458	1,896
American Railcar Industries, Inc.	26,419	943
American Superconductor Corp. (Æ)(Ñ)	126,449	317
Angie’s List, Inc. (Æ)	71,385	1,730
Argan, Inc.	79,587	1,409
Ascent Capital Group, Inc. Class A (Æ)	11,100	738
Astec Industries, Inc.	57,823	1,898

	Principal Amount ($) or Shares	Fair Value $
B/E Aerospace, Inc. (Æ)	33,354	2,093
Barnes Group, Inc.	180,772	5,020
Barrett Business Services, Inc.	36,200	1,916
Blount International, Inc. (Æ)	354,191	4,920
Brady Corp. Class A	100,850	3,417
Brink’s Co. (The)	138,052	3,660
Bristow Group, Inc.	97,176	6,142
CDI Corp.	21,099	331
Chart Industries, Inc. (Æ)	69,619	5,904
CIRCOR International, Inc.	58,840	2,785
Columbus McKinnon Corp. (Æ)	49,025	921
Consolidated Graphics, Inc. (Æ)	10,181	363
Con-way, Inc.	61,560	2,081
CoStar Group, Inc. (Æ)	32,754	3,551
CRA International, Inc. (Æ)	5,000	92
Curtiss-Wright Corp.	95,535	3,137
Deluxe Corp.	56,500	2,155
Dice Holdings, Inc. (Æ)	418,153	3,529
Ducommun, Inc. (Æ)	1,800	44
DXP Enterprises, Inc. (Æ)	23,600	1,578
Electronics for Imaging, Inc. (Æ)	60,980	1,629
EMCOR Group, Inc.	46,120	1,725
EnerSys, Inc. (Æ)	68,740	3,151
Engility Holdings, Inc. (Æ)	5,600	134
Ennis, Inc.	8,918	137
EnPro Industries, Inc. (Æ)	52,325	2,579
Esterline Technologies Corp. (Æ)	13,408	1,006
ExOne Co. (The)(Æ)(Ñ)	17,527	673
Federal Signal Corp. (Æ)	72,900	566
Flow International Corp. (Æ)	64,200	235
Forrester Research, Inc.	39,795	1,427
Franklin Electric Co., Inc.	85,650	2,773
FreightCar America, Inc.	35,077	732
G&K Services, Inc. Class A	46,275	2,174
GATX Corp.	100,675	5,129
General Cable Corp. (Æ)	87,631	3,022
Global Power Equipment Group, Inc.	14,731	243
GrafTech International, Ltd. (Æ)(Ñ)	337,526	2,423
Granite Construction, Inc.	123,634	3,421
Greenbrier Cos., Inc. (Æ)	41,930	946
Gulfmark Offshore, Inc. Class A	175,342	7,298
H&E Equipment Services, Inc.	141,767	2,886
Hardinge, Inc.	12,200	165
Harsco Corp.	130,432	2,847
Healthcare Services Group, Inc.	189,770	4,230
Heidrick & Struggles International, Inc.	29,400	389
Hub Group, Inc. Class A (Æ)	163,900	6,007
Huntington Ingalls Industries, Inc.	28,401	1,502
Huron Consulting Group, Inc. (Æ)	131,140	5,479
Kadant, Inc.	8,800	244
Kelly Services, Inc. Class A (Æ)	52,440	893
Kimball International, Inc. Class B	60,745	558
Knight Transportation, Inc.	169,379	2,646
Korn/Ferry International (Æ)	85,850	1,421
Layne Christensen Co. (Æ)	103,410	2,113
Lexmark International, Inc. Class A (Ñ)	65,400	1,982
Littelfuse, Inc.	12,950	904

Russell U.S. Small Cap Equity Fund	99

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

LMI Aerospace, Inc. (Æ)	61,596	1,318
Lydall, Inc. (Æ)	13,800	198
Manitex International, Inc. (Æ)	49,767	504
Manitowoc Co., Inc. (The)	87,484	1,641
Marlin Business Services Corp.	7,219	175
Marten Transport, Ltd.	16,897	344
MasTec, Inc. (Æ)	89,476	2,487
MAXIMUS, Inc.	38,575	3,074
Measurement Specialties, Inc. (Æ)	18,988	812
Metabolix, Inc. (Æ)	898	2
Miller Industries, Inc.	42,950	649
Modine Manufacturing Co. (Æ)	8,109	74
Navigant Consulting, Inc. (Æ)	22,137	273
Old Dominion Freight Line, Inc. (Æ)	134,597	5,182
On Assignment, Inc. (Æ)	20,752	504
Orbital Sciences Corp. (Æ)	88,636	1,597
OSI Systems, Inc. (Æ)	48,456	2,777
Pacer International, Inc. (Æ)	68,100	387
Park-Ohio Holdings Corp. (Æ)	2,500	92
PMFG, Inc. (Æ)	4,400	25
Powell Industries, Inc. (Æ)	15,045	741
Primoris Services Corp.	55,526	1,224
Quanta Services, Inc. (Æ)	71,891	1,976
Republic Airways Holdings, Inc. (Æ)	296,293	3,316
Resources Connection, Inc.	254,416	2,890
Rimage Corp.	1,000	9
Rush Enterprises, Inc. Class A (Æ)	139,200	3,186
Saia, Inc. (Æ)	117,045	4,789
ServiceSource International, Inc. (Æ)(Ñ)	137,515	880
SkyWest, Inc.	159,290	2,279
Southwest Airlines Co.	174,074	2,385
Spartan Motors, Inc.	2,333	12
Spirit Airlines, Inc. (Æ)	43,801	1,169
Standex International Corp.	53,081	2,808
StealthGas, Inc. (Æ)(Ñ)	37,300	386
Sterling Construction Co., Inc. (Æ)	1,100	11
SunOpta, Inc. (Æ)	88,566	644
Sykes Enterprises, Inc. (Æ)	234,060	3,602
Taser International, Inc. (Æ)	24,800	218
Team, Inc. (Æ)	51,899	2,012
Thermon Group Holdings, Inc. (Æ)	55,456	1,087
Tidewater, Inc.	58,854	3,087
Titan Machinery, Inc. (Æ)(Ñ)	35,560	802
Toro Co. (The)	82,325	3,705
Triumph Group, Inc.	50,575	4,041
TrueBlue, Inc. (Æ)	37,688	781
Tsakos Energy Navigation, Ltd.	183,111	692
Tutor Perini Corp. (Æ)	162,118	2,665
UniFirst Corp.	25,900	2,358
Uni-Pixel, Inc. (Æ)(Ñ)	19,099	679
United Stationers, Inc.	62,875	2,042
US Airways Group, Inc. (Æ)(Ñ)	128,000	2,163
UTi Worldwide, Inc.	215,855	3,171
VSE Corp.	1,400	43
Wabtec Corp.	51,230	5,376
WageWorks, Inc. (Æ)	127,772	3,272
Zebra Technologies Corp. Class A (Æ)	87,025	4,060

		258,466

	Principal Amount ($) or Shares	Fair Value $
Technology - 14.4%
Acxiom Corp. (Æ)	111,762	2,223
ADTRAN, Inc. (Ñ)	99,475	2,089
ANADIGICS, Inc. (Æ)	135,710	285
Anixter International, Inc.	28,750	2,062
Applied Micro Circuits Corp. (Æ)	462,390	3,449
ARRIS Group, Inc. (Æ)	89,000	1,469
Aspen Technology, Inc. (Æ)	33,780	1,030
AVG Technologies NV (Æ)(Ñ)	141,701	2,313
Aviat Networks, Inc. (Æ)	567,203	1,815
Avid Technology, Inc. (Æ)	82,316	542
Axcelis Technologies, Inc. (Æ)	3,800	5
Bel Fuse, Inc. Class B	9,576	141
Black Box Corp.	17,400	378
Brocade Communications Systems, Inc. (Æ)	91,500	533
Brooks Automation, Inc.	268,410	2,609
CalAmp Corp. (Æ)	77,253	860
Callidus Software, Inc. (Æ)(Ñ)	162,238	696
Cavium, Inc. (Æ)	27,755	873
Ceva, Inc. (Æ)	91,688	1,399
Checkpoint Systems, Inc. (Æ)	57,701	668
CIBER, Inc. (Æ)	90,102	384
Cohu, Inc. (Å)	144,266	1,381
Cohu, Inc.	16,400	157
Computer Task Group, Inc.	36,517	749
Comtech Telecommunications Corp.	54,204	1,334
Concur Technologies, Inc. (Æ)(Ñ)	23,403	1,711
Cornerstone OnDemand, Inc. (Æ)	80,745	2,929
Cray, Inc. (Æ)	43,368	918
CSG Systems International, Inc. (Æ)	74,369	1,607
Diebold, Inc.	89,730	2,628
Digi International, Inc. (Æ)	34,800	317
Digital River, Inc. (Æ)	61,338	888
Diodes, Inc. (Æ)	125,825	2,549
DSP Group, Inc. (Æ)	29,426	237
EarthLink, Inc.	682,575	3,884
Echelon Corp. (Æ)	27,000	60
Electro Scientific Industries, Inc.	204,838	2,208
Emcore Corp. (Æ)(Ñ)	19,822	87
Emulex Corp. (Æ)	268,734	1,612
Envestnet, Inc. (Æ)	39,646	722
ExactTarget, Inc. (Æ)	166,882	3,268
Exar Corp. (Æ)	47,293	510
Fabrinet (Æ)	243,172	3,339
Finisar Corp. (Æ)	124,820	1,603
FleetMatics Group PLC (Æ)	24,585	577
FormFactor, Inc. (Æ)	173,518	859
Guidewire Software, Inc. (Æ)	86,384	3,462
Harmonic, Inc. (Æ)	175,900	999
Himax Technologies, Inc. - ADR	124,200	683
ICG Group, Inc. (Æ)	52,947	628
Imation Corp. (Æ)	26,600	98
Immersion Corp. (Æ)	52,654	558
Imperva, Inc. (Æ)	61,422	2,394
Infoblox, Inc. (Æ)	77,352	1,710
Inphi Corp. (Æ)	215,856	2,034
Insight Enterprises, Inc. (Æ)	45,700	828

100	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Integrated Silicon Solution, Inc. (Æ)	33,894	311
Intelsat SA (Æ)(Ñ)	60,016	1,209
Interactive Intelligence Group, Inc. (Æ)	19,987	828
Internap Network Services Corp. (Æ)	88,062	703
Intersil Corp. Class A	613,464	4,760
Intevac, Inc. (Æ)	15,688	71
IPG Photonics Corp. (Ñ)	28,485	1,814
Ixia (Æ)	94,204	1,552
IXYS Corp.	11,300	102
Kemet Corp. (Æ)	48,700	303
Kulicke & Soffa Industries, Inc. (Æ)	238,939	2,762
Lambda TD Software, Inc. (Æ)	69,170	773
Limelight Networks, Inc. (Æ)	78,183	151
LivePerson, Inc. (Æ)	160,538	2,058
LTX-Credence Corp. (Æ)	76,200	450
Manhattan Associates, Inc. (Æ)	31,000	2,176
Marvell Technology Group, Ltd.	211,302	2,274
Mattson Technology, Inc. (Æ)	33,400	51
Mentor Graphics Corp.	73,600	1,344
Mercury Systems, Inc. (Æ)	357,682	2,765
Meru Networks, Inc. (Æ)(Ñ)	138,688	784
Methode Electronics, Inc.	188,394	2,709
Micrel, Inc.	342,697	3,448
MICROS Systems, Inc. (Æ)	82,304	3,490
MKS Instruments, Inc.	94,275	2,533
Monolithic Power Systems, Inc.	25,171	607
Monotype Imaging Holdings, Inc.	325,368	7,545
NetSuite, Inc. (Æ)	39,907	3,510
Newport Corp. (Æ)	17,600	267
Novatel Wireless, Inc. (Æ)	72,772	191
NVIDIA Corp.	183,901	2,532
OpenTable, Inc. (Æ)(Ñ)	15,512	859
Oplink Communications, Inc. (Æ)	27,590	453
Parkervision, Inc. (Æ)(Ñ)	118,542	473
PC Connection, Inc.	29,200	451
PDF Solutions, Inc. (Æ)	44,486	761
Perficient, Inc. (Æ)(Å)	288,570	3,024
Pericom Semiconductor Corp. (Æ)	24,719	160
Photronics, Inc. (Æ)	366,561	2,892
Plexus Corp. (Æ)	132,850	3,583
PMC - Sierra, Inc. (Æ)	45,000	259
Polycom, Inc. (Æ)	224,340	2,356
Procera Networks, Inc. (Æ)	115,826	1,284
Progress Software Corp. (Æ)	176,475	3,983
Proofpoint, Inc. (Æ)	79,559	1,457
PROS Holdings, Inc. (Æ)	63,531	1,647
QLIK Technologies, Inc. (Æ)	120,057	3,123
QLogic Corp. (Æ)	103,900	1,128
Quantum Corp. (Æ)	377,400	540
Radisys Corp. (Æ)	32,700	162
RADWARE, Ltd. (Æ)	67,726	1,015
Rambus, Inc. (Æ)(Ñ)	98,942	689
Responsys, Inc. (Æ)	583,097	4,531
RF Micro Devices, Inc. (Æ)	220,480	1,237
Richardson Electronics, Ltd.	4,300	50
Ruckus Wireless, Inc. (Æ)(Ñ)	42,793	826
Rudolph Technologies, Inc. (Æ)	95,180	1,111

	Principal Amount ($) or Shares	Fair Value $
Sanmina Corp. (Æ)	27,697	350
Seachange International, Inc. (Æ)	101,258	1,100
ServiceNow, Inc. (Æ)	85,276	3,493
ShoreTel, Inc. (Æ)	341,462	1,233
Sigma Designs, Inc. (Æ)	56,343	268
Silicon Graphics International Corp. (Æ)(Ñ)	70,300	914
Silicon Image, Inc. (Æ)	290,000	1,430
Smith Micro Software, Inc. (Æ)	11,354	16
Sourcefire, Inc. (Æ)	48,777	2,330
Spansion, Inc. Class A (Æ)	126,190	1,639
Splunk, Inc. (Æ)	76,660	3,128
SPS Commerce, Inc. (Æ)	165,166	7,784
STEC, Inc. (Æ)	45,555	165
Stratasys, Ltd. (Æ)(Ñ)	15,072	1,252
Super Micro Computer, Inc. (Æ)	13,200	127
Supertex, Inc.	4,900	103
Symmetricom, Inc. (Æ)	26,500	138
Synchronoss Technologies, Inc. (Æ)	141,810	4,019
Tangoe, Inc. (Æ)	278,786	3,585
Tech Data Corp. (Æ)	11,700	547
TeleCommunication Systems, Inc. Class A (Æ)	126,863	245
TeleNav, Inc. (Æ)	47,261	248
Tellabs, Inc.	519,290	1,075
Tessera Technologies, Inc.	150,701	3,070
TriQuint Semiconductor, Inc. (Æ)	180,181	1,052
Trulia, Inc. (Æ)(Ñ)	20,670	601
TTM Technologies, Inc. (Æ)	78,756	569
Ultimate Software Group, Inc. (Æ)	32,537	3,143
United Online, Inc.	239,227	1,627
Unwired Planet, Inc. (Æ)	78,400	155
Virtusa Corp. (Æ)	33,970	754
Vishay Intertechnology, Inc. (Æ)	320,379	4,498
Vocera Communications, Inc. (Æ)	85,730	1,697
Vocus, Inc. (Æ)	125,450	1,055

		220,888

Utilities - 2.7%
Avista Corp.	88,575	2,485
Black Hills Corp.	83,292	3,906
Cbeyond, Inc. (Æ)	168,137	1,476
Chesapeake Utilities Corp.	8,100	432
Cleco Corp.	135,875	6,729
El Paso Electric Co.	29,121	1,091
Great Plains Energy, Inc.	58,900	1,421
inContact, Inc. (Æ)	104,097	843
j2 Global, Inc.	158,145	6,437
NorthWestern Corp.	95,725	4,118
NV Energy, Inc.	75,200	1,627
Pike Electric Corp.	59,900	936
PNM Resources, Inc.	83,400	2,002
Portland General Electric Co.	20,363	657
Premiere Global Services, Inc. (Æ)(Å)	557,390	6,259
Telephone & Data Systems, Inc.	13,688	307
Vonage Holdings Corp. (Æ)	458,836	1,399

		42,125

Total Common Stocks (cost $1,254,507)		1,461,879

Russell U.S. Small Cap Equity Fund	101

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Short-Term Investments - 4.4%
Russell U.S. Cash Management Fund	66,803,730	(¥)	66,804

Total Short-Term Investments (cost $66,804)			66,804

Other Securities - 6.3%
Russell U.S. Cash Collateral Fund (×)	97,288,211	(¥)	97,288

Total Other Securities (cost $97,288)			97,288

Total Investments - 106.1% (identified cost $1,418,599)			1,625,971

Other Assets and Liabilities, Net - (6.1%)			(93,021)

Net Assets - 100.0%			1,532,950

See accompanying notes which are an integral part of the financial statements.

102	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.5%
Armtec Infrastructure, Inc.	12/28/11	347,280	2.27	789	768
Boston Pizza Royalties Income Fund	12/15/11	58,100	13.43	780	1,326
Cohu, Inc.	03/11/08	144,266	11.91	1,718	1,381
Diamond Hill Investment Group, Inc.	12/12/11	26,079	73.40	1,914	1,969
MDC Partners, Inc.	12/09/11	365,897	13.21	4,835	6,253
Perficient, Inc.	12/09/11	288,570	8.18	2,361	3,024
Pizza Pizza Royalty Corp.	12/15/11	59,900	8.48	508	666
Premiere Global Services, Inc.	09/21/11	557,390	8.67	4,833	6,259
UFP Technologies, Inc.	12/09/11	42,778	15.06	644	868

					22,514

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund	103

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	736	USD	69,559	06/13	1,035

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,035

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	CAD	5	USD	5	05/01/13	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$231,469	$—	$—	$231,469	15.1
Consumer Staples	41,517	—	—	41,517	2.7
Energy	84,349	—	—	84,349	5.5
Financial Services	324,718	—	—	324,718	21.2
Health Care	163,474	—	—	163,474	10.7
Materials and Processing	94,873	—	—	94,873	6.2
Producer Durables	258,466	—	—	258,466	16.9
Technology	220,888	—	—	220,888	14.4
Utilities	42,125	—	—	42,125	2.7
Short-Term Investments	—	66,804	—	66,804	4.4
Other Securities	—	97,288	—	97,288	6.3

Total Investments	1,461,879	164,092	—	1,625,971	106.1

Other Assets and Liabilities, Net					(6.1)

					100.0

Other Financial Instruments
Futures Contracts	1,035	—	—	1,035	0.1
Foreign Currency Exchange Contracts	—	—	—	—	—	*

Total Other Financial Instruments**	$1,035	$—	$—	$1,035

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

104	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2012 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$—	***
Daily variation margin on futures contracts*	1,035	—

Total	$1,035	$—	***

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$6,128	$—

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$2,359	$—
Foreign currency-related transactions**	—	—	***

Total	$2,359	$—	***

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Less than $500.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund	105

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,418,599
Investments, at fair value**, ***	1,625,971
Cash (restricted)(a)	4,020
Foreign currency holdings*	1,129
Receivables:
Dividends and interest	377
Dividends from affiliated Russell funds	15
Investments sold	10,576
Fund shares sold	2,183
Daily variation margin on futures contracts	444
Prepaid expenses	12

Total assets	1,644,727

Liabilities
Payables:
Investments purchased	11,980
Fund shares redeemed	1,079
Accrued fees to affiliates	1,129
Other accrued expenses	301
Payable upon return of securities loaned	97,288

Total liabilities	111,777

Net Assets	$1,532,950

See accompanying notes which are an integral part of the financial statements.

106	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,479
Accumulated net realized gain (loss)	(30,608)
Unrealized appreciation (depreciation) on:
Investments	207,372
Futures contracts	1,035
Foreign currency-related transactions	(27)
Shares of beneficial interest	553
Additional paid-in capital	1,352,146

Net Assets	$1,532,950

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$27.58
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$29.26
Class A — Net assets	$16,528,197
Class A — Shares outstanding ($.01 par value)	599,242
Net asset value per share: Class C(#)	$27.02
Class C — Net assets	$27,887,629
Class C — Shares outstanding ($.01 par value)	1,032,037
Net asset value per share: Class E(#)	$27.65
Class E — Net assets	$28,135,439
Class E — Shares outstanding ($.01 par value)	1,017,652
Net asset value per share: Class I(#)	$27.83
Class I — Net assets	$160,313,187
Class I — Shares outstanding ($.01 par value)	5,760,104
Net asset value per share: Class S(#)	$27.73
Class S — Net assets	$871,349,506
Class S — Shares outstanding ($.01 par value)	31,418,615
Net asset value per share: Class Y(#)	$27.74
Class Y — Net assets	$428,735,601
Class Y — Shares outstanding ($.01 par value)	15,454,707
Amounts in thousands

* Foreign currency holdings - cost	$1,157
** Securities on loan included in investments	$94,902
*** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$164,092
(a) Cash Collateral for Futures	$4,020

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund	107

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$17,294
Dividends from affiliated Russell funds	33
Securities lending income	967

Total investment income	18,294

Expenses
Advisory fees	5,018
Administrative fees	345
Custodian fees	188
Distribution fees - Class A	20
Distribution fees - Class C	99
Transfer agent fees - Class A	16
Transfer agent fees - Class C	26
Transfer agent fees - Class E	27
Transfer agent fees - Class I	95
Transfer agent fees - Class S	791
Transfer agent fees - Class Y	9
Professional fees	67
Registration fees	75
Shareholder servicing fees - Class C	33
Shareholder servicing fees - Class E	33
Trustees’ fees	17
Printing fees	95
Miscellaneous	25

Expenses before reductions	6,979
Expense reductions	(4)

Net expenses	6,975

Net investment income (loss)	11,319

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	61,988
Futures contracts	6,128

Net realized gain (loss)	68,116

Net change in unrealized appreciation (depreciation) on:
Investments	144,652
Futures contracts	2,359
Foreign currency-related transactions	(11)

Net change in unrealized appreciation (depreciation)	147,000

Net realized and unrealized gain (loss)	215,116

Net Increase (Decrease) in Net Assets from Operations	$226,435

See accompanying notes which are an integral part of the financial statements.

108	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11,319	$7,269
Net realized gain (loss)	68,116	177,988
Net change in unrealized appreciation (depreciation)	147,000	(44,268)

Net increase (decrease) in net assets from operations	226,435	140,989

Distributions
From net investment income
Class A	(101)	(6)
Class E	(191)	(29)
Class I	(1,535)	(634)
Class S	(7,076)	(2,265)
Class Y	(4,677)	(2,245)

Net decrease in net assets from distributions	(13,580)	(5,179)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(40,032)	(219,411)

Total Net Increase (Decrease) in Net Assets	172,823	(83,601)

Net Assets
Beginning of period	1,360,127	1,443,728

End of period	$1,532,950	$1,360,127

Undistributed (overdistributed) net investment income included in net assets	$2,479	$4,740

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund	109

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	47	$1,201	79	$1,815
Proceeds from reinvestment of distributions	4	100	1	5
Payments for shares redeemed	(92)	(2,336)	(149)	(3,496)

Net increase (decrease)	(41)	(1,035)	(69)	(1,676)

Class C
Proceeds from shares sold	48	1,204	71	1,639
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(118)	(2,920)	(325)	(7,458)

Net increase (decrease)	(70)	(1,716)	(254)	(5,819)

Class E
Proceeds from shares sold	89	2,304	221	5,082
Proceeds from reinvestment of distributions	7	183	1	27
Payments for shares redeemed	(127)	(3,345)	(388)	(9,131)

Net increase (decrease)	(31)	(858)	(166)	(4,022)

Class I
Proceeds from shares sold	471	12,270	808	19,052
Proceeds from reinvestment of distributions	61	1,500	27	602
Payments for shares redeemed	(1,149)	(30,215)	(2,558)	(60,562)

Net increase (decrease)	(617)	(16,445)	(1,723)	(40,908)

Class S
Proceeds from shares sold	3,955	102,533	7,007	164,615
Proceeds from reinvestment of distributions	286	7,016	100	2,187
Payments for shares redeemed	(3,461)	(88,834)	(8,752)	(205,705)

Net increase (decrease)	780	20,715	(1,645)	(38,903)

Class Y
Proceeds from shares sold	325	8,161	909	21,057
Proceeds from reinvestment of distributions	190	4,677	102	2,245
Payments for shares redeemed	(2,069)	(53,531)	(6,463)	(151,385)

Net increase (decrease)	(1,554)	(40,693)	(5,452)	(128,083)

Total increase (decrease)	(1,533)	$ (40,032)	(9,309)	$ (219,411)

See accompanying notes which are an integral part of the financial statements.

110	Russell U.S. Small Cap Equity Fund

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Russell Investment Company

Russell U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Class A
April 30, 2013*	23.77	.16	3.82	3.98	(.17)	—	(.17)
October 31, 2012	21.67	.05	2.06	2.11	(.01)	—	(.01)
October 31, 2011	20.39	.02	1.32	1.34	(.06)	—	(.06)
October 31, 2010	16.28	.02	4.14	4.16	(.05)	—	(.05)
October 31, 2009	14.95	.06	1.33	1.39	(.06)	—	(.06)
October 31, 2008(1)	21.95	.02	(7.02)	(7.00)	—	—	—
Class C
April 30, 2013*	23.22	.07	3.73	3.80	—	—	—
October 31, 2012	21.32	(.12)	2.03	1.90	—	—	—
October 31, 2011	20.16	(.15)	1.31	1.16	—	—	—
October 31, 2010	16.18	(.12)	4.10	3.98	—	—	—
October 31, 2009	14.93	(.04)	1.31	1.27	(.02)	—	(.02)
October 31, 2008(1)	21.95	(.01)	(7.01)	(7.02)	—	—	—
Class E
April 30, 2013*	23.84	.17	3.82	3.99	(.18)	—	(.18)
October 31, 2012	21.74	.06	2.06	2.12	(.02)	—	(.02)
October 31, 2011	20.45	.04	1.30	1.35	(.06)	—	(.06)
October 31, 2010	16.32	.04	4.15	4.19	(.06)	—	(.06)
October 31, 2009	14.95	.09	1.31	1.40	(.03)	—	(.03)
October 31, 2008	31.79	.13	(11.98)	(11.85)	(.17)	(4.82)	(4.99)
Class I
April 30, 2013*	24.03	.21	3.84	4.05	(.25)	—	(.25)
October 31, 2012	21.91	.12	2.08	2.20	(.08)	—	(.08)
October 31, 2011	20.60	.10	1.32	1.42	(.11)	—	(.11)
October 31, 2010	16.43	.09	4.17	4.26	(.09)	—	(.09)
October 31, 2009	15.05	.12	1.32	1.44	(.06)	—	(.06)
October 31, 2008	31.98	.17	(12.02)	(11.85)	(.26)	(4.82)	(5.08)
Class S
April 30, 2013*	23.94	.19	3.83	4.02	(.23)	—	(.23)
October 31, 2012	21.83	.11	2.07	2.18	(.07)	—	(.07)
October 31, 2011	20.53	.08	1.32	1.40	(.10)	—	(.10)
October 31, 2010	16.39	.07	4.15	4.22	(.08)	—	(.08)
October 31, 2009	15.03	.10	1.33	1.43	(.07)	—	(.07)
October 31, 2008(1)	22.06	.03	(7.06)	(7.03)	—	—	—
Class Y
April 30, 2013*	23.97	.23	3.82	4.05	(.28)	—	(.28)
October 31, 2012	21.85	.15	2.07	2.22	(.10)	—	(.10)
October 31, 2011	20.55	.12	1.32	1.44	(.14)	—	(.14)
October 31, 2010	16.39	.10	4.17	4.27	(.11)	—	(.11)
October 31, 2009	15.02	.12	1.33	1.45	(.08)	—	(.08)
October 31, 2008	31.98	.19	(12.02)	(11.83)	(.31)	(4.82)	(5.13)

See accompanying notes which are an integral part of the financial statements.

112	Russell U.S. Small Cap Equity Fund

$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

27.58	16.81	16,528	1.26	1.26	1.30	47
23.77	9.73	15,232	1.25	1.25	.21	129
21.67	6.55	15,392	1.25	1.25	.09	111
20.39	25.58	13,078	1.23	1.23	.12	99
16.28	9.37	9,278	1.24	1.24	.40	153
14.95	(31.89)	6,982	1.38	1.37	.47	163

27.02	16.37	27,888	2.01	2.01	.55	47
23.22	8.91	25,597	2.00	2.00	(.54)	129
21.32	5.75	28,910	2.00	2.00	(.66)	111
20.16	24.60	32,499	1.98	1.98	(.63)	99
16.18	8.51	30,345	1.98	1.98	(.28)	153
14.93	(31.98)	33,486	2.13	2.11	(.28)	163

27.65	16.85	28,135	1.26	1.24	1.32	47
23.84	9.78	24,995	1.25	1.20	.26	129
21.74	6.58	26,404	1.24	1.16	.18	111
20.45	25.71	30,702	1.23	1.12	.24	99
16.32	9.44	33,923	1.23	1.10	.61	153
14.95	(43.26)	40,553	1.22	1.17	.60	163

27.83	16.98	160,313	.93	.93	1.63	47
24.03	10.08	153,233	.92	.92	.54	129
21.91	6.89	177,437	.92	.92	.42	111
20.60	26.03	216,197	.90	.90	.45	99
16.43	9.62	211,299	.91	.91	.82	153
15.05	(43.08)	260,535	.99	.97	.77	163

27.73	16.93	871,350	1.01	1.01	1.51	47
23.94	10.02	733,436	1.00	1.00	.46	129
21.83	6.80	704,781	1.00	1.00	.34	111
20.53	25.84	647,424	.98	.98	.37	99
16.39	9.58	530,812	.99	.98	.68	153
15.03	(31.87)	475,057	1.11	1.10	.73	163

27.74	17.03	428,736	.82	.82	1.79	47
23.97	10.22	407,634	.82	.82	.65	129
21.85	7.01	490,804	.82	.82	.52	111
20.55	26.08	547,009	.80	.80	.55	99
16.39	9.74	545,845	.81	.81	.87	153
15.02	(43.09)	501,256	.93	.92	.97	163

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund	113

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,136.70	$1,018.60
Expenses Paid During Period*	$6.62	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,132.50	$1,014.88
Expenses Paid During Period*	$10.57	$9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,136.80	$1,018.74
Expenses Paid During Period*	$6.46	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

114	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,138.70	$1,020.23
Expenses Paid During Period*	$4.88	$4.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,138.20	$1,019.84
Expenses Paid During Period*	$5.30	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,139.40	$1,020.83
Expenses Paid During Period*	$4.24	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell International Developed Markets Fund	115

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 91.3%
Australia - 2.4%
Amcor, Ltd. (Æ)	151,793	1,556
ASX, Ltd. - ADR	17,166	669
Aurizon Holdings, Ltd.	1,444,030	6,213
Australia & New Zealand Banking Group, Ltd. - ADR	304,185	10,041
Bendigo and Adelaide Bank, Ltd.	114,093	1,308
BGP Holdings PLC (Æ)(Þ)	559,805	—
BHP Billiton, Ltd. - ADR (Ñ)	423,578	18,588
Brambles, Ltd.	204,545	1,849
Commonwealth Bank of Australia - ADR	95,740	7,290
Commonwealth Property Office Fund (ö)	248,850	299
Computershare, Ltd.	45,224	466
CSL, Ltd.	79,277	5,175
Dexus Property Group (ö)	392,818	470
Harvey Norman Holdings, Ltd.	399,085	1,241
Insurance Australia Group, Ltd.	510,007	3,077
National Australia Bank, Ltd. - ADR	126,567	4,461
QBE Insurance Group, Ltd.	792,890	10,990
Stockland (ö)	166,543	668
Suncorp Group, Ltd.	332,916	4,480
Tabcorp Holdings, Ltd.	316,648	1,133
Tatts Group, Ltd.	106,756	362
Telstra Corp., Ltd.	1,518,610	7,840
Wesfarmers, Ltd.	91,112	4,097
Westfield Group (ö)	172,345	2,082
Westfield Retail Trust (ö)	238,412	816
Westpac Banking Corp.	265,386	9,299
Woodside Petroleum, Ltd.	62,542	2,435
Woolworths, Ltd.	183,180	6,914

		113,819

Austria - 0.4%
Andritz AG	80,564	5,250
Erste Group Bank AG	439,901	13,788

		19,038

Belgium - 0.7%
Ageas VVPR (Æ)	12,778	—
Anheuser-Busch InBev NV (Ñ)	116,220	11,058
Belgacom SA (Ñ)	457,698	10,548
Delhaize Group SA	45,150	2,831
Groupe Bruxelles Lambert SA (Æ)(Ñ)	19,016	1,473
KBC Groep NV	137,690	5,404

		31,314

Bermuda - 1.3%
African Minerals, Ltd. (Æ)	581,495	1,976
Catlin Group, Ltd.	81,790	668
Cheung Kong Infrastructure Holdings, Ltd.	54,000	392
Credicorp, Ltd.	57,753	8,697
First Pacific Co., Ltd.	100,000	138
Hongkong Land Holdings, Ltd.	18,000	131
Jardine Matheson Holdings, Ltd.	18,800	1,221
Jardine Strategic Holdings, Ltd.	19,500	760

	Principal Amount ($) or Shares	Fair Value $
Li & Fung, Ltd.	7,156,000	9,258
NWS Holdings, Ltd.	443,500	792
PartnerRe, Ltd. - ADR	79,500	7,500
RenaissanceRe Holdings, Ltd.	79,675	7,481
Seadrill, Ltd. (Ñ)	377,767	14,506
Yue Yuen Industrial Holdings, Ltd.	2,119,500	7,333

		60,853

Brazil - 1.1%
Anhanguera Educacional Participacoes SA	451,089	8,117
BM&FBovespa SA	669,300	4,647
BR Malls Participacoes SA	397,400	4,717
Brazil Pharma SA	565,688	3,619
Brookfield Incorporacoes SA (Æ)	3,035,100	3,322
Embraer SA - ADR (Æ)	371,700	12,983
Itau Unibanco Holding SA - ADR	441,550	7,431
Qualicorp SA (Æ)	313,964	3,060
Tim Participacoes SA - ADR	91,560	1,910

		49,806

Canada - 3.9%
Agrium, Inc.	900	83
Aimia, Inc.	103,600	1,635
Alimentation Couche Tard, Inc. Class B	39,200	2,382
ARC Resources, Ltd. (Ñ)	11,700	327
Atco, Ltd. Class I	12,200	1,169
B2Gold Corp. (Æ)	1,434,309	3,602
Bank of Montreal (Ñ)	80,900	5,074
Bank of Nova Scotia	68,100	3,927
Barrick Gold Corp.	464,100	9,147
BCE, Inc.	28,400	1,330
Boardwalk Real Estate Investment Trust Class Trust Unit (ö)	2,300	150
Brookfield Asset Management, Inc. Class A (Ñ)	305,500	11,789
CAE, Inc. (Ñ)	16,900	183
Canadian Imperial Bank of Commerce (Þ)	36,600	2,927
Canadian National Railway Co. (Æ)(Þ)	196,970	19,299
Canadian National Railway Co.	59,200	5,796
Canadian Oil Sands, Ltd.	105,800	2,078
Canadian Pacific Railway, Ltd.	17,100	2,131
Canadian Real Estate Investment Trust (ö)	3,000	142
Canadian Tire Corp., Ltd. Class A	12,400	913
Canadian Utilities, Ltd. Class A	300	25
Catamaran Corp. (Æ)	106,396	6,142
CGI Group, Inc. Class A (Æ)	33,100	1,048
CI Financial Corp.	14,400	403
Cominar Real Estate Investment Trust Class Trust Unit (ö)	5,700	136
Dollarama, Inc.	93,279	6,833
Empire Co., Ltd. Class A	3,900	265
Enbridge, Inc.	11,200	533
Ensign Energy Services, Inc.	44,700	753
Fairfax Financial Holdings, Ltd.	1,800	722
Fortis, Inc. Class Common Subscription Receipt	31,200	1,082
Genworth MI Canada, Inc.	15,300	380

116	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

George Weston, Ltd.	6,200	478
Great-West Lifeco, Inc. Class Common Subscription Receipt (Þ)	12,900	350
Husky Energy, Inc.	67,600	1,954
IGM Financial, Inc.	9,700	432
Imperial Oil, Ltd.	72,500	2,884
Intact Financial Corp. Class Common Subscription Receipt	10,100	616
Keyera Corp.	13,800	862
Kinross Gold Corp.	956,000	5,201
Loblaw Cos., Ltd.	18,500	785
Magna International, Inc. Class A	101,800	6,125
Metro, Inc. Class A	9,500	644
Pacific Rubiales Energy Corp.	191,289	4,044
Power Corp. of Canada	16,300	439
RioCan Real Estate Investment Trust Class Trust Unit (ö)	14,000	410
Rogers Communications, Inc. Class B	54,100	2,668
Royal Bank of Canada - GDR	156,900	9,466
ShawCor, Ltd.	39,400	1,583
Shoppers Drug Mart Corp.	100,760	4,513
Silver Wheaton Corp. (Æ)	83,728	2,054
Suncor Energy, Inc.	431,199	13,436
Tim Hortons, Inc.	28,700	1,555
Toronto Dominion Bank	191,037	15,661
TransCanada Corp.	68,700	3,406
Trilogy Energy Corp.	77,957	2,279
Valeant Pharmaceuticals International, Inc. (Æ)	82,540	6,280
Vermilion Energy, Inc. (Ñ)	39,300	2,017

		182,548

Cayman Islands - 0.3%
Chaoda Modern Agriculture Holdings, Ltd. (Æ)(Å)	12,120,000	703
Dongyue Group (Ñ)	9,953,000	5,566
Sands China, Ltd.	1,387,404	7,277

		13,546

Chile - 0.1%
SACI Falabella	364,410	4,158

China - 0.3%
Huaneng Power International, Inc. Class H (Ñ)	5,013,300	5,795
Industrial & Commercial Bank of China, Ltd. Class H	14,223,000	10,007
Shanghai Electric Group Co., Ltd. Class H	1,022,000	358

		16,160

Curacao - 0.0%
Hunter Douglas NV (Å)	2,822	115

Czech Republic - 0.1%
Komercni Banka AS (Ñ)	19,534	3,734

	Principal Amount ($) or Shares	Fair Value $
Denmark - 1.5%
Christian Hansen Holding A/S	254,785	9,181
Coloplast A/S Class B	182,526	9,931
Danske Bank A/S (Æ)	1,390,329	26,278
GN Store Nord A/S	243,911	4,455
Novo Nordisk A/S Class B	113,671	19,939
TDC A/S	205,367	1,666

		71,450

Finland - 0.1%
Orion OYJ Class B	49,257	1,414
Sampo Class A	26,710	1,066
Stora Enso OYJ Class R	371,953	2,584

		5,064

France - 8.5%
Air Liquide SA Class A	127,955	16,197
Arkema SA	84,868	7,951
AXA SA	286,000	5,354
BNP Paribas SA	288,579	16,080
Bureau Veritas SA	13,839	1,696
Capital Gemini SA	413,550	19,021
Casino Guichard Perrachon SA (Æ)(Ñ)	160,826	17,382
Christian Dior SA	8,211	1,431
Credit Agricole SA (Æ)	849,993	7,781
Danone SA (Ñ)	490,046	37,438
Dassault Systemes SA	126,405	15,415
Edenred	137,512	4,578
Essilor International SA	57,909	6,516
GDF Suez	231,805	4,976
GDF Suez VVPR (Æ)	55,671	—
Ingenico	68,969	4,622
Lagardere SCA (Ñ)	217,506	8,084
Legrand SA - ADR	268,292	12,503
LVMH Moet Hennessy Louis Vuitton SA - ADR	95,693	16,572
Metropole Television SA	16,836	282
Natixis	895,944	3,929
Pernod-Ricard SA	134,618	16,665
Rallye SA	65,121	2,575
Remy Cointreau SA	8,742	1,018
Safran SA	162,250	7,968
Sanofi - ADR (Ñ)	638,425	69,969
Schneider Electric SA (Ñ)	550,481	41,975
Societe BIC SA	82,386	8,792
Technip SA (Ñ)	84,218	9,039
Thales SA	17,892	777
Total SA	615,100	31,001
Unibail-Rodamco SE (ö)	4,453	1,164
Vivendi SA - ADR	84,735	1,919

		400,670

Germany - 6.0%
Aareal Bank AG (Æ)	128,943	3,099
Adidas AG (Ñ)	43,360	4,528
BASF SE (Æ)(Ñ)	75,474	7,049

Russell International Developed Markets Fund	117

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Bayer AG (Æ)(Ñ)	303,366	31,650
Bayerische Motoren Werke AG	129,759	11,971
Beiersdorf AG (Æ)	174,382	15,784
Bilfinger SE	9,146	917
Brenntag AG	44,590	7,602
Commerzbank AG (Æ)(Ñ)	232,140	3,123
Daimler AG	248,500	13,750
Deutsche Bank AG	107,700	4,952
Deutsche Boerse AG	412,744	25,765
E.ON SE (Ñ)	270,850	4,908
Fresenius SE & Co. KGaA	97,504	12,227
Hannover Rueckversicherung SE	59,914	5,059
Henkel AG & Co. KGaA (Ñ)	48,455	3,794
Hugo Boss AG	36,241	4,217
Infineon Technologies AG - ADR	182,305	1,439
Linde AG	120,238	22,739
Merck KGaA (Æ)(Ñ)	114,347	17,408
Muenchener Rueckversicherungs AG (Ñ)	13,681	2,736
SAP AG - ADR (Ñ)	382,890	30,433
Siemens AG	274,300	28,646
Software AG (Ñ)	32,349	1,131
Suedzucker AG	61,058	2,461
Volkswagen AG (Ñ)	67,110	13,045

		280,433

Hong Kong - 1.6%
AIA Group, Ltd.	8,019,172	35,600
China Mobile, Ltd.	1,813,500	19,852
China Unicom Hong Kong, Ltd.	4,248,000	6,098
CLP Holdings, Ltd.	235,500	2,076
Hang Lung Group, Ltd.	462	3
Hong Kong & China Gas Co., Ltd.	880	3
Hong Kong Exchanges and Clearing, Ltd.	47,254	795
Hopewell Holdings, Ltd.	25,500	99
Link REIT (The) (ö)	241,000	1,365
Power Assets Holdings, Ltd.	293,000	2,862
Swire Pacific, Ltd. Class A	66,321	843
Techtronic Industries Co.	1,669,761	3,989
Television Broadcasts, Ltd.	118,334	891
Wheelock & Co., Ltd.	68	—

		74,476

India - 0.5%
Housing Development Finance Corp.	273,399	4,301
ICICI Bank, Ltd.	300,093	6,482
Reliance Industries, Ltd.	310,400	4,541
Tata Motors, Ltd. - ADR (Ñ)	300,498	8,276

		23,600

Indonesia - 0.3%
Bank Rakyat Indonesia	9,132,000	8,829
Perusahaan Gas Negara Persero Tbk PT	4,740,626	3,048

		11,877

Ireland - 0.5%
Covidien PLC	61,122	3,902
DCC PLC	240,000	8,784

	Principal Amount ($) or Shares	Fair Value $
Jazz Pharmaceuticals PLC (Æ)	77,438	4,518
Ryanair Holdings PLC - ADR (Æ)	112,513	4,876

		22,080

Israel - 0.5%
Check Point Software Technologies, Ltd. (Æ)	249,876	11,649
Teva Pharmaceutical Industries, Ltd. - ADR	346,900	13,283

		24,932

Italy - 1.7%
Enel SpA	2,208,300	8,539
ENI SpA - ADR	1,036,215	24,782
Intesa Sanpaolo SpA	2,750,100	4,987
Lottomatica Group SpA	186,663	4,759
Luxottica Group SpA	74,847	3,896
Saipem SpA - ADR	206,947	5,860
Snam Rete Gas SpA	2,298,445	11,303
Telecom Italia SpA	9,969,900	8,436
Terna Rete Elettrica Nazionale SpA	1,253,755	5,868

		78,430

Japan - 13.9%
AEON Financial Service Co., Ltd. (Ñ)	124,231	3,722
Ajinomoto Co., Inc.	144,000	1,975
Alfresa Holdings Corp.	21,800	1,295
Amada Co., Ltd.	1,917,000	15,338
Astellas Pharma, Inc.	131,412	7,643
Bank of Yokohama, Ltd. (The)	278,000	1,688
Benesse Holdings, Inc.	233,600	10,340
Bridgestone Corp.	214,500	8,086
Brother Industries, Ltd.	36,100	413
Calbee, Inc.	21,537	2,130
Canon, Inc.	620,800	22,257
Central Japan Railway Co.	24,600	2,965
Chiba Bank, Ltd. (The)	31,000	240
Chugai Pharmaceutical Co., Ltd.	63,600	1,583
Chugoku Bank, Ltd. (The)	17,000	296
Dai Nippon Printing Co., Ltd.	498,200	4,870
Daicel Chemical Industries, Ltd.	221,000	1,780
Daihatsu Motor Co., Ltd.	31,000	614
Dai-ichi Life Insurance Co., Ltd. (The)	5,300	7,285
Daiichi Sankyo Co., Ltd.	24,300	475
Daito Trust Construction Co., Ltd.	7,400	717
Daiwa House Industry Co., Ltd.	3,000	68
Denso Corp.	394,900	17,682
Dentsu, Inc.	14,200	493
East Japan Railway Co.	90,181	7,604
FamilyMart Co., Ltd.	23,000	1,051
FANUC Corp.	64,300	9,696
Fast Retailing Co., Ltd.	2,000	732
Fuji Heavy Industries, Ltd.	443,000	8,361
FUJIFILM Holdings Corp.	360,300	7,385
Fukuoka Financial Group, Inc.	262,000	1,338
Fuyo General Lease Co., Ltd.	46,201	2,100
Hachijuni Bank, Ltd. (The)	754,000	5,120
Hakuhodo DY Holdings, Inc.	10,280	847
Hitachi Chemical Co., Ltd.	15,600	244

118	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Honda Motor Co., Ltd.	849,300	33,759
Hoya Corp.	470,100	9,394
Hulic Co., Ltd.	301,610	3,348
Inpex Corp.	2,337	11,267
ITOCHU Corp.	1,619,900	20,023
J Front Retailing Co., Ltd.	107,000	898
Japan Real Estate Investment Corp. Class A (ö)	45	603
Japan Retail Fund Investment Corp. Class REIT (ö)	66	156
Japan Tobacco, Inc.	211,493	7,995
JGC Corp.	66,000	1,953
JSR Corp.	7,300	168
JTEKT Corp.	195,909	1,992
Kao Corp.	249,600	8,629
KDDI Corp.	444,400	21,334
Keisei Electric Railway Co., Ltd.	87,000	919
Keyence Corp.	1,600	507
Kirin Holdings Co., Ltd.	54,000	946
Koito Manufacturing Co., Ltd.	18,000	347
Kyocera Corp.	14,200	1,444
Lawson, Inc.	196,500	15,481
M3, Inc.	2,776	6,273
Mabuchi Motor Co., Ltd.	487,300	26,343
Makita Corp.	302,100	18,377
Medipal Holdings Corp.	71,500	1,121
Mitsubishi Heavy Industries, Ltd.	291,671	2,008
Mitsubishi UFJ Financial Group, Inc.	1,461,700	9,941
Modec, Inc.	72,484	2,081
MonotaRO Co., Ltd. (Ñ)	104,808	2,663
MS&AD Insurance Group Holdings	724,600	19,393
Nagoya Railroad Co., Ltd.	68,000	211
Namco Bandai Holdings, Inc.	114,400	2,083
NGK Spark Plug Co., Ltd.	8,000	135
Nintendo Co., Ltd.	53,000	5,872
Nippon Building Fund, Inc. Class REIT (ö)	54	777
Nippon Express Co., Ltd.	129,000	671
Nippon Shokubai Co., Ltd.	8,000	78
Nippon Telegraph & Telephone Corp.	43,000	2,128
Nisshin Seifun Group, Inc.	52,500	677
NTT DOCOMO, Inc.	7,682	12,687
ORIX Corp.	1,277,600	19,606
Osaka Gas Co., Ltd.	434,000	1,879
Otsuka Holdings Co., Ltd.	44,500	1,602
Sankyo Co., Ltd.	156,000	7,105
Santen Pharmaceutical Co., Ltd.	88,113	4,411
Sawai Pharmaceutical Co., Ltd.	19,247	2,484
Secom Co., Ltd.	259,000	14,453
Sekisui Chemical Co., Ltd.	146,000	1,836
Sekisui House, Ltd.	50,000	749
Seven & I Holdings Co., Ltd.	118,000	4,527
Shimamura Co., Ltd.	12,400	1,566
Shin-Etsu Chemical Co., Ltd.	644,525	43,372
Shionogi & Co., Ltd.	322,648	7,937
Shiseido Co., Ltd. (Ñ)	560,700	8,018
SMC Corp.	41,800	8,366
Stanley Electric Co., Ltd.	13,600	261
Sugi Holdings Co., Ltd. - GDR	149,154	5,730

	Principal Amount ($) or Shares	Fair Value $
Sumco Corp.	224,614	2,357
Sumitomo Corp.	1,063,800	13,270
Sumitomo Mitsui Financial Group, Inc.	549,600	25,962
Sumitomo Mitsui Trust Holdings, Inc.	1,015,000	5,091
Suzuken Co., Ltd.	40,600	1,578
Suzuki Motor Corp.	61,500	1,576
Takashimaya Co., Ltd.	168,000	1,982
Takeda Pharmaceutical Co., Ltd.	40,000	2,195
Terumo Corp.	15,800	784
THK Co., Ltd.	571,100	11,992
Toho Co., Ltd.	11,100	247
Tokio Marine Holdings, Inc.	37,600	1,192
Tokyo Electron, Ltd.	17,900	916
Tokyo Gas Co., Ltd.	178,000	1,015
TonenGeneral Sekiyu KK	27,000	273
Toyo Suisan Kaisha, Ltd.	29,000	985
Toyota Motor Corp.	71,500	4,137
Toyota Tsusho Corp.	146,600	4,077
United Urban Investment Corp. Class A (ö)	149	245
USS Co., Ltd.	3,570	457
West Japan Railway Co.	45,600	2,203
Yahoo! Japan Corp.	22,661	11,332
Yamazaki Baking Co., Ltd.	45,000	588
Yokogawa Electric Corp.	903,900	9,179

		650,650

Jersey - 1.8%
Delphi Automotive PLC	632,040	29,206
Glencore International PLC (Ñ)	1,791,459	8,820
Wolseley PLC - ADR	218,438	10,800
WPP PLC	2,109,719	34,869

		83,695

Luxembourg - 0.2%
ArcelorMittal	246,875	3,021
Eurofins Scientific	19,297	4,193
Subsea 7 SA	215,531	4,642

		11,856

Malaysia - 0.1%
Astro Malaysia Holdings BHD	2,101,640	2,038
Malayan Banking BHD	973,699	3,078

		5,116

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	741,000	319

Mexico - 0.5%
Fibra Uno Administracion SA de CV Class REIT (ö)	1,562,436	6,009
Fomento Economico Mexicano SAB de CV - ADR	78,030	8,848
Genomma Lab Internacional SAB de CV Class B (Æ)	1,214,731	2,627
Grupo Fin Santander ADR B - ADR (Æ)	167,530	2,705
Grupo Financiero Banorte SAB de CV Class O	516,500	3,895

		24,084

Russell International Developed Markets Fund	119

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Netherlands - 5.8%
Aegon NV	3,840,027	25,341
Akzo Nobel NV	491,610	29,639
ASML Holding NV Class G (Ñ)	48,009	3,569
Core Laboratories NV (Ñ)	26,655	3,859
Delta Lloyd NV	769,931	14,753
Gemalto NV	41,851	3,419
Heineken NV (Ñ)	305,983	21,607
ING Groep NV (Æ)	3,901,409	32,020
Koninklijke Ahold NV	1,109,460	17,504
Koninklijke Philips Electronics NV	476,986	13,173
LyondellBasell Industries NV Class A	100,509	6,101
Nutreco NV	16,013	1,520
Randstad Holding NV (Æ)	372,622	15,514
Reed Elsevier NV (Æ)(Ñ)	832,954	13,515
Sensata Technologies Holding NV (Æ)	132,466	4,431
STMicroelectronics NV Class Y	1,483,525	12,897
TNT Express NV	1,850,200	14,215
Unilever NV	485,838	20,679
Wolters Kluwer NV (Ñ)	796,270	17,617

		271,373

Norway - 1.8%
DNB ASA (Ñ)	1,059,011	17,309
Gjensidige Forsikring ASA	400,982	6,460
Marine Harvest ASA	15,169,262	15,784
Orkla ASA (Ñ)	2,928,410	26,356
Statoil ASA Class N	367,181	8,959
TE Connectivity, Ltd.	332,414	7,471

		82,339

Philippines - 0.1%
Universal Robina Corp.	859,622	2,483

Portugal - 0.0%
Jeronimo Martins SGPS SA (Ñ)	97,015	2,311

Russia - 0.6%
Gazprom OAO - ADR (Æ)	1,506,162	11,951
Magnit OJSC - GDR	85,640	4,368
Rosneft Oil Co. - GDR	1,414,002	9,665
Sberbank of Russia - ADR	258,779	3,328
Sberbank of Russia - ADR (Æ)	61,680	793

		30,105

Singapore - 1.6%
Ascendas Real Estate Investment Trust (ö)	194,000	433
CapitaMall Trust Class A (ö)	112,000	211
ComfortDelGro Corp., Ltd.	813,000	1,310
DBS Group Holdings, Ltd.	795,000	10,818
Global Logistic Properties, Ltd.	3,723,464	8,344
Jardine Cycle & Carriage, Ltd.	617,000	24,396
Keppel Corp., Ltd. - ADR	219,000	1,904
Keppel REIT (ö)	43,800	54
Oversea-Chinese Banking Corp., Ltd.	544,000	4,792
SembCorp Industries, Ltd. (Æ)	47,000	190
Singapore Exchange, Ltd.	80,000	486

	Principal Amount ($) or Shares	Fair Value $
Singapore Technologies Engineering, Ltd.	81,000	289
Singapore Telecommunications, Ltd.	1,214,810	3,876
StarHub, Ltd.	312,000	1,198
United Overseas Bank, Ltd.	874,857	15,165
UOL Group, Ltd.	22,000	127

		73,593

South Africa - 0.7%
Aspen Pharmacare Holdings, Ltd. (Æ)	216,654	4,706
Discovery Holdings, Ltd.	1,027,031	9,355
FirstRand, Ltd.	2,129,978	7,401
Gold Fields, Ltd. - ADR	1,005,615	7,158
Impala Platinum Holdings, Ltd.	174,118	2,376

		30,996

South Korea - 1.1%
Hana Financial Group, Inc.	153,535	4,907
KT Corp. - ADR	801,400	13,031
Samsung Electronics Co., Ltd.	18,470	25,492
Shinhan Financial Group Co., Ltd.	293,480	10,153

		53,583

Spain - 2.1%
Amadeus IT Holding SA Class A	445,203	13,142
Banco Popular Espanol SA	5,819,556	4,530
Banco Santander SA - ADR	3,054,200	22,086
Enagas SA	59,132	1,575
Endesa SA - ADR	102,773	2,333
Gas Natural SDG SA	188,918	3,956
Inditex SA	109,478	14,713
Indra Sistemas SA (Ñ)	1,758,473	23,645
Red Electrica Corp. SA	39,930	2,124
Tecnicas Reunidas SA (Æ)	58,191	2,818
Viscofan SA	106,877	5,551

		96,473

Sweden - 1.0%
Assa Abloy AB Class B (Ñ)	27,221	1,084
Atlas Copco AB Class A (Æ)(Ñ)	405,403	10,671
Hennes & Mauritz AB Class B (Ñ)	219,337	7,760
SKF AB Class B (Æ)(Ñ)	134,608	3,132
Svenska Cellulosa AB Class B	271,595	7,053
Swedish Match AB (Ñ)	143,610	4,981
Telefonaktiebolaget LM Ericsson Class B	1,051,966	13,131
TeliaSonera AB	87,129	600

		48,412

Switzerland - 8.6%
ABB, Ltd. (Æ)	702,296	15,899
ABB, Ltd. - ADR (Æ)(Ñ)	187,300	4,227
ACE, Ltd.	78,775	7,022
Aryzta AG (Æ)	35,444	2,199
Cie Financiere Richemont SA	53,814	4,347
Credit Suisse Group AG (Æ)	829,723	23,005
GAM Holding AG (Æ)	309,121	5,452
Geberit AG (Æ)	33,597	8,206

120	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Givaudan SA (Æ)	2,024	2,603
Helvetia Holding AG	11,366	4,764
Julius Baer Group, Ltd. (Æ)	312,494	12,449
Kuehne & Nagel International AG	39,730	4,546
Lonza Group AG (Æ)	14,856	1,035
Nestle SA	839,671	59,964
Novartis AG	973,437	72,291
Partners Group Holding AG	62,566	16,049
Roche Holding AG	264,505	66,112
SGS SA	679	1,641
Sonova Holding AG (Æ)	43,853	4,773
Sulzer AG	14,561	2,484
Swiss Re AG (Æ)	93,512	7,437
Syngenta AG	42,475	18,154
TE Connectivity, Ltd.	359,650	15,663
Temenos Group AG (Æ)	215,695	5,104
UBS AG (Æ)	1,499,315	26,768
Zurich Insurance Group AG (Æ)	38,173	10,658

		402,852

Taiwan - 1.0%
Hon Hai Precision Industry Co., Ltd.	7,042,978	18,185
Hon Hai Precision Industry Co., Ltd. - GDR	263,593	1,348
MediaTek, Inc.	345,000	4,208
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	763,879	14,575
Teco Electric and Machinery Co., Ltd.	8,433,000	7,930

		46,246

Turkey - 0.1%
Turkiye Halk Bankasi AS	654,461	7,137

United Kingdom - 17.8%
AMEC PLC - GDR	85,858	1,351
Anglo American PLC	338,073	8,219
Antofagasta PLC	205,809	2,869
ARM Holdings PLC	704,537	10,900
Ashtead Group PLC (ö)	211,495	1,930
Associated British Foods PLC	362,090	10,883
AstraZeneca PLC - ADR (Æ)	179,094	9,299
Aviva PLC	1,203,127	5,702
Babcock International Group PLC	548,698	9,120
BAE Systems PLC	5,881,693	34,307
Balfour Beatty PLC	1,275,500	4,278
Barclays PLC	7,366,330	32,731
Barratt Developments PLC (Æ)	1,117,411	5,402
Berkeley Group Holdings PLC	247,952	8,030
BG Group PLC	682,866	11,504
BHP Billiton PLC	31,717	882
BP PLC	7,791,499	56,448
BP PLC - ADR	40,800	1,779
British American Tobacco PLC	73,658	4,080
British Land Co. PLC (ö)	61,280	566
British Sky Broadcasting Group PLC	233,115	3,056

	Principal Amount ($) or Shares	Fair Value $
BT Group PLC	1,649,451	7,077
Carillion PLC	1,329,665	5,539
Centrica PLC	1,203,913	6,938
Compass Group PLC	2,271,914	29,891
Croda International PLC	101,679	3,914
Dairy Crest Group PLC	1,269,620	9,066
Diageo PLC	816,589	24,912
Experian PLC	875,587	15,396
GlaxoSmithKline PLC - ADR	654,362	16,878
Halma PLC	674,601	5,245
Hays PLC	2,372,301	3,442
Home Retail Group PLC (Ñ)	4,405,383	10,662
HSBC Holdings PLC	5,477,448	59,813
Imperial Tobacco Group PLC	951,983	34,012
InterContinental Hotels Group PLC - ADR	312,577	9,216
Intertek Group PLC	44,782	2,301
J Sainsbury PLC	376,910	2,231
John Wood Group PLC	481,042	5,791
Johnson Matthey PLC	218,950	8,244
Land Securities Group PLC (ö)	40,123	544
Lloyds Banking Group PLC (Æ)	5,433,800	4,586
National Grid PLC	1,351,265	17,201
Next PLC	49,968	3,383
Persimmon PLC Class A	157,400	2,641
Persimmon PLC (Æ)	157,400	183
Reckitt Benckiser Group PLC	345,462	25,200
Rexam PLC	235,222	1,887
Rio Tinto PLC (Æ)	268,512	12,175
Rio Tinto PLC - ADR (Ñ)	100,787	4,642
Rolls-Royce Holdings PLC (Æ)	521,739	9,158
Royal Bank of Scotland Group PLC (Æ)	1,477,592	7,030
Royal Dutch Shell PLC Class A	1,237,740	42,112
Royal Dutch Shell PLC Class B	214,111	7,493
Royal Dutch Shell PLC - ADR (Ñ)	191,800	13,386
Sage Group PLC (The)	1,438,792	7,543
Shire PLC - ADR (Æ)	186,846	5,811
Smith & Nephew PLC	1,327,917	15,151
Smiths Group PLC	576,065	11,185
Standard Chartered PLC	775,811	19,487
Standard Life PLC	426,780	2,481
Telecity Group PLC	457,875	6,561
Tesco PLC	2,621,500	14,910
Travis Perkins PLC	1,003,507	22,353
Tullow Oil PLC	678,687	10,553
Unilever PLC	60,208	2,606
Vodafone Group PLC - ADR (Æ)	18,546,787	56,525
Weir Group PLC (The)	418,365	14,323
William Hill PLC	724,812	4,796
Xstrata PLC	232,789	3,484

		833,294

United States - 0.6%
Newmont Mining Corp.	355,300	11,512
Philip Morris International, Inc.	107,100	10,238
Yum! Brands, Inc.	87,920	5,989

		27,739

Russell International Developed Markets Fund	121

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Virgin Islands, British - 0.1%
Michael Kors Holdings, Ltd. (Æ)	80,667		4,593

Total Common Stocks (cost $3,797,612)			4,277,352

Preferred Stocks - 0.3%
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais SA (Æ)	1,378,500		6,794

Germany - 0.2%
Henkel AG & Co. KGaA	49,615		4,678
Porsche Automobil Holding SE (Ñ)	45,030		3,528

			8,206

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (Æ)	62,086,941		96

Total Preferred Stocks (cost $16,543)			15,096

Warrants & Rights - 0.3%
Spain - 0.0%
Banco Santander SA (Æ) 2013 Rights	2,126,858		375

United Kingdom - 0.3%
DS Smith PLC Class F (Æ) 2013 Rights	3,758,247		13,620

Total Warrants & Rights (cost $12,945)			13,995

Short-Term Investments - 6.8%
United States - 6.8%
Russell U.S. Cash Management Fund	320,366,269	(¥)	320,366

Total Short-Term Investments (cost $320,366)			320,366

Other Securities - 11.0%
Russell U.S. Cash Collateral Fund (×)	515,813,962	(¥)	515,814

Total Other Securities (cost $515,814)			515,814

Total Investments - 109.7% (identified cost $4,663,280)			5,142,623

Other Assets and Liabilities, Net - (9.7%)			(454,697)

Net Assets - 100.0%			4,687,926

See accompanying notes which are an integral part of the financial statements.

122	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.0%
Chaoda Modern Agriculture Holdings, Ltd.	10/18/10	12,120,000	0.55	6,664	703
Hunter Douglas NV	06/02/05	2,822	53.33	150	115

					818

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	123

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Amsterdam Index Futures (Netherlands)	198	EUR	13,759	05/13	509
ASX SPI 200 Index Futures (Australia)	191	AUD	24,677	06/13	646
CAC 40 Index Futures (France)	1,698	EUR	64,515	05/13	4,542
DAX Index Futures (Germany)	142	EUR	28,120	06/13	(189)
EURO STOXX 50 Index Futures (EMU)	1,784	EUR	47,615	06/13	578
FTSE 100 Index Futures (United Kingdom)	888	GBP	56,685	06/13	(317)
Hang Seng Index Futures (Hong Kong)	185	HKD	209,087	05/13	293
IBEX 35 Index Futures (Spain)	46	EUR	3,872	05/13	325
MSCI Singapore IX ETS Futures (Singapore)	21	SGD	1,597	05/13	23
S&P TSE 60 Index Futures (Canada)	202	CAD	28,652	06/13	(865)
TOPIX Index Futures (Japan)	875	JPY	10,211,250	06/13	13,124

Short Positions
ASX SPI 200 Index Futures (Australia)	389	AUD	50,259	06/13	(1,636)
FTSE MIB Index Futures (Italy)	74	EUR	6,128	06/13	(395)
OMX 30 Index Futures (Sweden)	896	SEK	107,430	05/13	(659)
S&P TSE 60 Index Futures (Canada)	193	CAD	27,375	06/13	857
Swiss Market Index Futures (Switzerland)	161	CHF	12,684	06/13	(654)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					16,182

See accompanying notes which are an integral part of the financial statements.

124	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,097	JPY	107,110	05/02/13	2
Bank of America	DKK	22,364	USD	3,902	05/01/13	(48)
Barclays Bank PLC	CHF	28,047	USD	29,813	06/19/13	(366)
Barclays Bank PLC	JPY	177,122	USD	1,897	06/19/13	80
Citibank	USD	36,915	AUD	36,638	06/19/13	932
Citibank	USD	13,451	JPY	1,299,178	06/19/13	(120)
Commonwealth Bank of Australia	USD	962	SGD	1,199	06/19/13	11
Commonwealth Bank of Australia	EUR	10,602	USD	13,802	06/19/13	(164)
Commonwealth Bank of Australia	GBP	38,694	USD	58,281	06/19/13	(1,806)
Deutsche Bank AG	USD	13,893	AUD	13,516	06/19/13	69
Deutsche Bank AG	USD	2,040	CAD	2,100	06/19/13	42
Deutsche Bank AG	USD	2,734	CAD	2,770	06/19/13	12
Deutsche Bank AG	USD	9,198	CAD	9,522	06/19/13	243
Deutsche Bank AG	USD	5,973	CHF	5,661	06/19/13	118
Deutsche Bank AG	USD	12,230	CHF	11,428	06/19/13	67
Deutsche Bank AG	USD	4,265	EUR	3,277	06/19/13	52
Deutsche Bank AG	USD	29,785	EUR	22,840	06/19/13	304
Deutsche Bank AG	USD	2,679	GBP	1,772	06/19/13	73
Deutsche Bank AG	USD	10,874	GBP	7,025	06/19/13	35
Deutsche Bank AG	USD	12,858	GBP	8,478	06/19/13	307
Deutsche Bank AG	USD	24	ILS	86	06/19/13	—
Deutsche Bank AG	USD	289	ILS	1,065	06/19/13	8
Deutsche Bank AG	USD	10,074	NZD	12,004	06/19/13	181
Deutsche Bank AG	USD	6,084	SEK	38,977	06/19/13	(77)
Deutsche Bank AG	USD	12,950	SEK	83,142	06/19/13	(135)
Deutsche Bank AG	USD	22	SGD	27	06/19/13	—
Deutsche Bank AG	USD	74	SGD	92	06/19/13	1
Deutsche Bank AG	USD	147	SGD	182	06/19/13	1
Deutsche Bank AG	AUD	7,337	USD	7,427	06/19/13	(152)
Deutsche Bank AG	AUD	14,214	USD	14,527	06/19/13	(156)
Deutsche Bank AG	CAD	9,718	USD	9,431	06/19/13	(205)
Deutsche Bank AG	CAD	15,312	USD	15,054	06/19/13	(128)
Deutsche Bank AG	CHF	8,928	USD	9,560	06/19/13	(47)
Deutsche Bank AG	EUR	3,753	USD	4,910	06/19/13	(34)
Deutsche Bank AG	EUR	5,728	USD	7,477	06/19/13	(69)
Deutsche Bank AG	EUR	8,178	USD	10,701	06/19/13	(73)
Deutsche Bank AG	GBP	3,618	USD	5,385	06/19/13	(234)
Deutsche Bank AG	ILS	80	USD	21	06/19/13	(1)
Deutsche Bank AG	ILS	138	USD	38	06/19/13	—
Deutsche Bank AG	ILS	220	USD	59	06/19/13	(2)
Deutsche Bank AG	JPY	1,285,195	USD	13,286	06/19/13	99
Deutsche Bank AG	NOK	25,025	USD	4,366	06/19/13	34
Deutsche Bank AG	NOK	26,005	USD	4,454	06/19/13	(48)
Deutsche Bank AG	NOK	71,503	USD	12,392	06/19/13	14
Deutsche Bank AG	SEK	1,953	USD	304	06/19/13	3
Deutsche Bank AG	SEK	32,880	USD	5,007	06/19/13	(61)
HSBC Bank PLC	USD	5,136	AUD	5,018	06/19/13	48
HSBC Bank PLC	USD	6,602	CAD	6,792	06/19/13	132
HSBC Bank PLC	USD	28,730	EUR	22,185	06/19/13	495
HSBC Bank PLC	USD	11,359	GBP	7,616	06/19/13	468
HSBC Bank PLC	USD	2,368	HKD	18,364	06/19/13	(1)
HSBC Bank PLC	USD	9,771	JPY	939,284	06/19/13	(134)
JPMorgan Chase Bank	USD	5,135	AUD	5,018	06/19/13	49

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	125

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	6,602	CAD	6,792	06/19/13	132
JPMorgan Chase Bank	USD	28,723	EUR	22,185	06/19/13	502
JPMorgan Chase Bank	USD	11,356	GBP	7,616	06/19/13	471
JPMorgan Chase Bank	USD	2,368	HKD	18,364	06/19/13	(1)
JPMorgan Chase Bank	USD	9,771	JPY	939,284	06/19/13	(134)
Royal Bank of Canada	USD	5,133	AUD	5,018	06/19/13	51
Royal Bank of Canada	USD	6,603	CAD	6,792	06/19/13	131
Royal Bank of Canada	USD	3,144	CHF	2,981	06/19/13	64
Royal Bank of Canada	USD	10,849	EUR	8,302	06/19/13	88
Royal Bank of Canada	USD	14,721	EUR	11,257	06/19/13	108
Royal Bank of Canada	USD	28,716	EUR	22,185	06/19/13	509
Royal Bank of Canada	USD	5,276	GBP	3,476	06/19/13	122
Royal Bank of Canada	USD	11,351	GBP	7,616	06/19/13	475
Royal Bank of Canada	USD	2,368	HKD	18,364	06/19/13	(1)
Royal Bank of Canada	USD	25	ILS	90	06/19/13	—
Royal Bank of Canada	USD	9,777	JPY	939,284	06/19/13	(139)
Royal Bank of Canada	USD	69	SEK	444	06/19/13	(1)
Royal Bank of Canada	USD	24,532	SEK	158,499	06/19/13	(102)
Royal Bank of Canada	CAD	3,746	USD	3,659	06/19/13	(55)
Royal Bank of Canada	CAD	4,842	USD	4,705	06/19/13	(96)
Royal Bank of Canada	CHF	5,368	USD	5,747	06/19/13	(29)
Royal Bank of Canada	EUR	3,859	USD	4,965	06/19/13	(118)
Royal Bank of Canada	GBP	6,501	USD	9,936	06/19/13	(159)
Royal Bank of Canada	ILS	447	USD	123	06/19/13	(2)
Royal Bank of Canada	ILS	480	USD	132	06/19/13	(1)
Royal Bank of Canada	NOK	48,296	USD	8,238	06/19/13	(123)
Royal Bank of Canada	NOK	58,263	USD	9,928	06/19/13	(158)
Royal Bank of Canada	NOK	69,135	USD	11,988	06/19/13	21
Royal Bank of Canada	SEK	45,190	USD	6,900	06/19/13	(65)
Royal Bank of Scotland PLC	USD	510	AUD	500	06/19/13	7
Royal Bank of Scotland PLC	USD	24,496	AUD	23,711	06/19/13	(3)
Royal Bank of Scotland PLC	USD	680	CAD	700	06/19/13	14
Royal Bank of Scotland PLC	USD	5,834	CAD	5,981	06/19/13	96
Royal Bank of Scotland PLC	USD	14,337	CAD	14,545	06/19/13	85
Royal Bank of Scotland PLC	USD	652	EUR	500	06/19/13	6
Royal Bank of Scotland PLC	USD	447	GBP	300	06/19/13	18
Royal Bank of Scotland PLC	USD	5,149	GBP	3,410	06/19/13	146
Royal Bank of Scotland PLC	USD	21,101	GBP	13,865	06/19/13	429
Royal Bank of Scotland PLC	USD	258	HKD	2,000	06/19/13	—
Royal Bank of Scotland PLC	USD	1,039	JPY	100,000	06/19/13	(13)
Royal Bank of Scotland PLC	USD	4,971	JPY	474,246	06/19/13	(105)
Royal Bank of Scotland PLC	USD	152	SGD	188	06/19/13	1
Royal Bank of Scotland PLC	AUD	2,171	USD	2,254	06/19/13	12
Royal Bank of Scotland PLC	AUD	4,525	USD	4,589	06/19/13	(86)
Royal Bank of Scotland PLC	CAD	33,242	USD	32,259	06/19/13	(701)
Royal Bank of Scotland PLC	CHF	2,175	USD	2,298	06/19/13	(42)
Royal Bank of Scotland PLC	CHF	5,458	USD	5,776	06/19/13	(97)
Royal Bank of Scotland PLC	DKK	26,796	USD	4,681	06/19/13	(55)
Royal Bank of Scotland PLC	EUR	6,930	USD	8,975	06/19/13	(154)
Royal Bank of Scotland PLC	EUR	14,645	USD	18,839	06/19/13	(454)
Royal Bank of Scotland PLC	ILS	79	USD	21	06/19/13	(1)
Royal Bank of Scotland PLC	ILS	320	USD	88	06/19/13	(1)
Royal Bank of Scotland PLC	JPY	205,236	USD	2,219	06/19/13	113

See accompanying notes which are an integral part of the financial statements.

126	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	JPY	1,575,140	USD	16,931	06/19/13	769
Royal Bank of Scotland PLC	NOK	108	USD	19	06/19/13	—
Royal Bank of Scotland PLC	NOK	44,261	USD	7,607	06/19/13	(55)
Royal Bank of Scotland PLC	SEK	35,177	USD	5,448	06/19/13	26
Royal Bank of Scotland PLC	SGD	101	USD	82	06/19/13	—
State Street Bank & Trust Co.	USD	680	AUD	664	06/19/13	6
State Street Bank & Trust Co.	USD	1,025	AUD	1,000	06/19/13	8
State Street Bank & Trust Co.	USD	1,025	AUD	1,000	06/19/13	8
State Street Bank & Trust Co.	USD	1,442	AUD	1,386	06/19/13	(10)
State Street Bank & Trust Co.	USD	1,569	AUD	1,500	06/19/13	(20)
State Street Bank & Trust Co.	USD	5,136	AUD	5,018	06/19/13	48
State Street Bank & Trust Co.	USD	15	CAD	15	06/19/13	—
State Street Bank & Trust Co.	USD	972	CAD	1,000	06/19/13	19
State Street Bank & Trust Co.	USD	1,174	CAD	1,200	06/19/13	16
State Street Bank & Trust Co.	USD	1,477	CAD	1,500	06/19/13	10
State Street Bank & Trust Co.	USD	6,600	CAD	6,792	06/19/13	134
State Street Bank & Trust Co.	USD	5,219	CHF	4,863	06/19/13	14
State Street Bank & Trust Co.	USD	55	DKK	313	06/19/13	1
State Street Bank & Trust Co.	USD	64	DKK	364	06/19/13	1
State Street Bank & Trust Co.	USD	107	DKK	609	06/19/13	—
State Street Bank & Trust Co.	USD	113	DKK	653	06/19/13	2
State Street Bank & Trust Co.	USD	270	DKK	1,543	06/19/13	3
State Street Bank & Trust Co.	USD	291	DKK	1,686	06/19/13	7
State Street Bank & Trust Co.	USD	4,038	DKK	23,057	06/19/13	37
State Street Bank & Trust Co.	USD	565	EUR	433	05/02/13	6
State Street Bank & Trust Co.	USD	1,780	EUR	1,364	06/19/13	16
State Street Bank & Trust Co.	USD	3,912	EUR	3,000	06/19/13	40
State Street Bank & Trust Co.	USD	5,203	EUR	4,000	06/19/13	66
State Street Bank & Trust Co.	USD	6,554	EUR	5,000	06/19/13	32
State Street Bank & Trust Co.	USD	28,724	EUR	22,185	06/19/13	501
State Street Bank & Trust Co.	USD	879	GBP	567	05/02/13	2
State Street Bank & Trust Co.	USD	246	GBP	162	06/19/13	6
State Street Bank & Trust Co.	USD	1,490	GBP	1,000	06/19/13	63
State Street Bank & Trust Co.	USD	3,085	GBP	2,000	06/19/13	21
State Street Bank & Trust Co.	USD	3,322	GBP	2,160	06/19/13	32
State Street Bank & Trust Co.	USD	11,351	GBP	7,616	06/19/13	475
State Street Bank & Trust Co.	USD	1,395	HKD	10,824	05/03/13	—
State Street Bank & Trust Co.	USD	102	HKD	790	06/19/13	—
State Street Bank & Trust Co.	USD	134	HKD	1,042	06/19/13	—
State Street Bank & Trust Co.	USD	171	HKD	1,327	06/19/13	—
State Street Bank & Trust Co.	USD	186	HKD	1,447	06/19/13	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	06/19/13	—
State Street Bank & Trust Co.	USD	283	HKD	2,195	06/19/13	—
State Street Bank & Trust Co.	USD	386	HKD	3,000	06/19/13	—
State Street Bank & Trust Co.	USD	481	HKD	3,734	06/19/13	—
State Street Bank & Trust Co.	USD	644	HKD	5,000	06/19/13	—
State Street Bank & Trust Co.	USD	2,368	HKD	18,364	06/19/13	(1)
State Street Bank & Trust Co.	USD	5,161	ILS	19,331	06/19/13	223
State Street Bank & Trust Co.	USD	1,033	JPY	102,603	05/01/13	20
State Street Bank & Trust Co.	USD	1,510	JPY	150,000	06/19/13	29
State Street Bank & Trust Co.	USD	2,063	JPY	194,258	06/19/13	(70)
State Street Bank & Trust Co.	USD	2,085	JPY	200,000	06/19/13	(33)
State Street Bank & Trust Co.	USD	3,042	JPY	300,000	06/19/13	36

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	127

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	5,311	JPY	519,764	06/19/13	22
State Street Bank & Trust Co.	USD	9,768	JPY	939,284	06/19/13	(130)
State Street Bank & Trust Co.	USD	16,278	JPY	1,616,924	06/19/13	313
State Street Bank & Trust Co.	USD	14,350	NZD	16,838	06/19/13	36
State Street Bank & Trust Co.	USD	9	SGD	11	06/19/13	—
State Street Bank & Trust Co.	USD	28	SGD	35	06/19/13	—
State Street Bank & Trust Co.	USD	273	SGD	337	06/19/13	1
State Street Bank & Trust Co.	AUD	31	USD	32	06/19/13	—
State Street Bank & Trust Co.	AUD	700	USD	716	06/19/13	(7)
State Street Bank & Trust Co.	AUD	800	USD	831	06/19/13	5
State Street Bank & Trust Co.	AUD	1,000	USD	1,039	06/19/13	6
State Street Bank & Trust Co.	AUD	2,906	USD	2,995	06/19/13	(7)
State Street Bank & Trust Co.	AUD	16,889	USD	17,502	06/19/13	55
State Street Bank & Trust Co.	BRL	135	USD	67	05/02/13	—
State Street Bank & Trust Co.	CAD	29	USD	28	06/19/13	(1)
State Street Bank & Trust Co.	CAD	800	USD	779	06/19/13	(15)
State Street Bank & Trust Co.	CAD	1,000	USD	976	06/19/13	(16)
State Street Bank & Trust Co.	CAD	1,100	USD	1,082	06/19/13	(9)
State Street Bank & Trust Co.	CAD	1,676	USD	1,630	06/19/13	(32)
State Street Bank & Trust Co.	DKK	220	USD	38	06/19/13	(1)
State Street Bank & Trust Co.	DKK	245	USD	43	06/19/13	—
State Street Bank & Trust Co.	DKK	427	USD	75	06/19/13	(1)
State Street Bank & Trust Co.	DKK	1,102	USD	190	06/19/13	(5)
State Street Bank & Trust Co.	EUR	5	USD	7	05/02/13	—
State Street Bank & Trust Co.	EUR	50	USD	65	06/19/13	(1)
State Street Bank & Trust Co.	EUR	400	USD	513	06/19/13	(14)
State Street Bank & Trust Co.	EUR	600	USD	784	06/19/13	(7)
State Street Bank & Trust Co.	EUR	2,000	USD	2,572	06/19/13	(62)
State Street Bank & Trust Co.	EUR	2,000	USD	2,599	06/19/13	(36)
State Street Bank & Trust Co.	EUR	3,000	USD	3,920	06/19/13	(32)
State Street Bank & Trust Co.	GBP	71	USD	110	05/01/13	—
State Street Bank & Trust Co.	GBP	412	USD	637	05/01/13	(2)
State Street Bank & Trust Co.	GBP	376	USD	583	05/02/13	(1)
State Street Bank & Trust Co.	GBP	350	USD	533	06/19/13	(11)
State Street Bank & Trust Co.	GBP	1,000	USD	1,523	06/19/13	(29)
State Street Bank & Trust Co.	GBP	1,000	USD	1,510	06/19/13	(43)
State Street Bank & Trust Co.	GBP	1,000	USD	1,528	06/19/13	(25)
State Street Bank & Trust Co.	GBP	9,486	USD	14,493	06/19/13	(237)
State Street Bank & Trust Co.	HKD	200	USD	26	06/19/13	—
State Street Bank & Trust Co.	HKD	524	USD	68	06/19/13	—
State Street Bank & Trust Co.	HKD	582	USD	75	06/19/13	—
State Street Bank & Trust Co.	HKD	673	USD	87	06/19/13	—
State Street Bank & Trust Co.	HKD	1,500	USD	193	06/19/13	—
State Street Bank & Trust Co.	HKD	1,721	USD	222	06/19/13	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	06/19/13	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	06/19/13	—
State Street Bank & Trust Co.	HKD	5,370	USD	692	06/19/13	—
State Street Bank & Trust Co.	HKD	6,886	USD	887	06/19/13	—
State Street Bank & Trust Co.	JPY	92,959	USD	936	05/01/13	(18)
State Street Bank & Trust Co.	JPY	25,609	USD	261	05/02/13	(2)
State Street Bank & Trust Co.	JPY	80,000	USD	857	06/19/13	36
State Street Bank & Trust Co.	JPY	100,000	USD	1,059	06/19/13	33
State Street Bank & Trust Co.	JPY	150,000	USD	1,511	06/19/13	(28)

See accompanying notes which are an integral part of the financial statements.

128	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	JPY	163,447	USD	1,667	06/19/13	(10)
State Street Bank & Trust Co.	JPY	200,000	USD	2,119	06/19/13	67
State Street Bank & Trust Co.	NOK	114	USD	20	05/02/13	—
State Street Bank & Trust Co.	NOK	161	USD	28	05/02/13	—
State Street Bank & Trust Co.	SEK	5,658	USD	864	06/19/13	(8)
State Street Bank & Trust Co.	SGD	22	USD	18	06/19/13	—
State Street Bank & Trust Co.	SGD	373	USD	302	06/19/13	(1)
UBS AG	USD	85,825	NOK	493,989	06/19/13	(312)
Westpac Banking Corp.	USD	10,871	AUD	10,658	06/19/13	138
Westpac Banking Corp.	USD	2,983	HKD	23,128	06/19/13	(2)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,619

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$113,819	$—	$—	$113,819	2.4
Austria	19,038	—	—	19,038	0.4
Belgium	31,314	—	—	31,314	0.7
Bermuda	60,853	—	—	60,853	1.3
Brazil	49,806	—	—	49,806	1.1
Canada	182,548	—	—	182,548	3.9
Cayman Islands	12,843	—	703	13,546	0.3
Chile	4,158	—	—	4,158	0.1
China	16,160	—	—	16,160	0.3
Curacao	115	—	—	115	—	*
Czech Republic	3,734	—	—	3,734	0.1
Denmark	71,450	—	—	71,450	1.5
Finland	5,064	—	—	5,064	0.1
France	400,670	—	—	400,670	8.5
Germany	280,433	—	—	280,433	6.0
Hong Kong	74,476	—	—	74,476	1.6
India	23,600	—	—	23,600	0.5
Indonesia	11,877	—	—	11,877	0.3
Ireland	22,080	—	—	22,080	0.5
Israel	24,932	—	—	24,932	0.5
Italy	78,430	—	—	78,430	1.7
Japan	650,650	—	—	650,650	13.9
Jersey	83,695	—	—	83,695	1.8
Luxembourg	11,856	—	—	11,856	0.2
Malaysia	5,116	—	—	5,116	0.1
Mauritius	319	—	—	319	—	*
Mexico	24,084	—	—	24,084	0.5
Netherlands	271,373	—	—	271,373	5.8

Norway	82,339	—	—	82,339	1.8

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	129

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings, continued — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total
Philippines	$2,483	$—	$—	$2,483	0.1
Portugal	2,311	—	—	2,311	—	*
Russia	30,105	—	—	30,105	0.6
Singapore	73,593	—	—	73,593	1.6
South Africa	30,996	—	—	30,996	0.7
South Korea	53,583	—	—	53,583	1.1
Spain	96,473	—	—	96,473	2.1
Sweden	48,412	—	—	48,412	1.0
Switzerland	402,852	—	—	402,852	8.6
Taiwan	46,246	—	—	46,246	1.0
Turkey	7,137	—	—	7,137	0.1
United Kingdom	833,111	—	183	833,294	17.8
United States	27,739	—	—	27,739	0.6
Virgin Islands, British	4,593	—	—	4,593	0.1
Preferred Stocks	15,000	—	96	15,096	0.3
Warrants & Rights	13,620	375	—	13,995	0.3
Short-Term Investments	—	320,366	—	320,366	6.8
Other Securities	—	515,814	—	515,814	11.0

Total Investments	4,305,086	836,555	982	5,142,623	109.7

Other Assets and Liabilities, Net					(9.7)

					100.0

Other Financial Instruments
Futures Contracts	16,182	—	—	16,182	0.3
Foreign Currency Exchange Contracts	(42)	2,661	—	2,619	0.1

Total Other Financial Instruments**	$16,140	$2,661	$—	$18,801

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

130	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$10,870
Daily variation margin on futures contracts*	20,897	—

Total	$20,897	$10,870

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$4,715	$—
Unrealized depreciation on foreign currency exchange contracts	—	8,251

Total	$4,715	$8,251

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$36,473	$—
Foreign currency-related transactions**	—	46

Total	$36,473	$46

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$20,033	$—
Foreign currency-related transactions***	—	3,105

Total	$20,033	$3,105

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	131

Russell Investment Company

Russell International Developed Markets Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,663,280
Investments, at fair value**, ***	5,142,623
Cash (restricted)(a)	35,261
Foreign currency holdings*	7,861
Unrealized appreciation on foreign currency exchange contracts	10,870
Receivables:
Dividends and interest	18,808
Dividends from affiliated Russell funds	34
Investments sold	7,820
Fund shares sold	7,424
Foreign taxes recoverable	4,347
Daily variation margin on futures contracts	581
Prepaid expenses	37

Total assets	5,235,666

Liabilities
Payables:
Due to custodian	1,367
Investments purchased	12,030
Fund shares redeemed	4,186
Accrued fees to affiliates	3,363
Other accrued expenses	691
Daily variation margin on futures contracts	1,917
Deferred tax liability	121
Unrealized depreciation on foreign currency exchange contracts	8,251
Payable upon return of securities loaned	515,814

Total liabilities	547,740

Net Assets	$4,687,926

See accompanying notes which are an integral part of the financial statements.

132	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$27,983
Accumulated net realized gain (loss)	(1,053,713)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	479,222
Futures contracts	16,182
Foreign currency-related transactions	2,610
Shares of beneficial interest	1,413
Additional paid-in capital	5,214,229

Net Assets	$4,687,926

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$33.15
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$35.17
Class A — Net assets	$25,612,916
Class A — Shares outstanding ($.01 par value)	772,629
Net asset value per share: Class C(#)	$33.14
Class C — Net assets	$42,515,244
Class C — Shares outstanding ($.01 par value)	1,282,987
Net asset value per share: Class E(#)	$33.18
Class E — Net assets	$101,987,520
Class E — Shares outstanding ($.01 par value)	3,073,578
Net asset value per share: Class I(#)	$33.22
Class I — Net assets	$725,079,810
Class I — Shares outstanding ($.01 par value)	21,829,533
Net asset value per share: Class S(#)	$33.18
Class S — Net assets	$2,450,379,077
Class S — Shares outstanding ($.01 par value)	73,844,191
Net asset value per share: Class Y(#)	$33.18
Class Y — Net assets	$1,342,351,297
Class Y — Shares outstanding ($.01 par value)	40,452,489
Amounts in thousands

* Foreign currency holdings - cost	$7,811
** Securities on loan included in investments	$491,819
*** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$836,180
(a) Cash Collateral on Futures	$35,261

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	133

Russell Investment Company

Russell International Developed Markets Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$60,254
Dividends from affiliated Russell funds	178
Securities lending income	1,127
Less foreign taxes withheld	(5,337)

Total investment income	56,222

Expenses
Advisory fees	15,259
Administrative fees	1,050
Custodian fees	578
Distribution fees - Class A	30
Distribution fees - Class C	154
Transfer agent fees - Class A	24
Transfer agent fees - Class C	41
Transfer agent fees - Class E	95
Transfer agent fees - Class I	415
Transfer agent fees - Class S	2,221
Transfer agent fees - Class Y	28
Professional fees	104
Registration fees	114
Shareholder servicing fees - Class C	51
Shareholder servicing fees - Class E	119
Trustees’ fees	45
Printing fees	147
Miscellaneous	47

Expenses before reductions	20,522
Expense reductions	(13)

Net expenses	20,509

Net investment income (loss)	35,713

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	166,774
Futures contracts	36,473
Foreign currency-related transactions	(807)

Net realized gain (loss)	202,440

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	309,764
Futures contracts	20,033
Foreign currency-related transactions	3,261

Net change in unrealized appreciation (depreciation)	333,058

Net realized and unrealized gain (loss)	535,498

Net Increase (Decrease) in Net Assets from Operations	$571,211

See accompanying notes which are an integral part of the financial statements.

134	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$35,713	$94,931
Net realized gain (loss)	202,440	118,580
Net change in unrealized appreciation (depreciation)	333,058	1,306

Net increase (decrease) in net assets from operations	571,211	214,817

Distributions
From net investment income
Class A	(404)	(314)
Class C	(372)	(247)
Class E	(1,707)	(1,317)
Class I	(13,997)	(14,191)
Class S	(43,392)	(32,573)
Class Y	(27,956)	(32,365)

Net decrease in net assets from distributions	(87,828)	(81,007)

Share Transactions*
Net increase (decrease) in net assets from share transactions	26,544	(570,834)

Total Net Increase (Decrease) in Net Assets	509,927	(437,024)

Net Assets
Beginning of period	4,177,999	4,615,023

End of period	$4,687,926	$4,177,999

Undistributed (overdistributed) net investment income included in net assets	$27,983	$80,098

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	135

Russell Investment Company

Russell International Developed Markets Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	104	$3,281	134	$3,748
Proceeds from reinvestment of distributions	13	400	11	300
Payments for shares redeemed	(116)	(3,606)	(174)	(4,922)

Net increase (decrease)	1	75	(29)	(874)

Class C
Proceeds from shares sold	70	2,181	114	3,186
Proceeds from reinvestment of distributions	12	370	9	236
Payments for shares redeemed	(186)	(5,792)	(581)	(16,375)

Net increase (decrease)	(104)	(3,241)	(458)	(12,953)

Class E
Proceeds from shares sold	310	9,685	634	17,797
Proceeds from reinvestment of distributions	53	1,649	47	1,250
Payments for shares redeemed	(310)	(9,757)	(792)	(22,595)

Net increase (decrease)	53	1,577	(111)	(3,548)

Class I
Proceeds from shares sold	2,412	75,808	4,322	121,019
Proceeds from reinvestment of distributions	445	13,709	496	13,233
Payments for shares redeemed	(3,619)	(113,582)	(10,751)	(306,441)

Net increase (decrease)	(762)	(24,065)	(5,933)	(172,189)

Class S
Proceeds from shares sold	11,218	352,507	20,935	591,228
Proceeds from reinvestment of distributions	1,398	43,015	1,186	31,612
Payments for shares redeemed	(8,518)	(266,030)	(18,654)	(528,826)

Net increase (decrease)	4,098	129,492	3,467	94,014

Class Y
Proceeds from shares sold	786	24,657	4,919	140,178
Proceeds from reinvestment of distributions	909	27,956	1,215	32,365
Payments for shares redeemed	(4,162)	(129,907)	(23,096)	(647,827)

Net increase (decrease)	(2,467)	(77,294)	(16,962)	(475,284)

Total increase (decrease)	819	$26,544	(20,026)	$(570,834)

See accompanying notes which are an integral part of the financial statements.

136	Russell International Developed Markets Fund

(This page intentionally left blank)

Russell Investment Company

Russell International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class A
April 30, 2013*	29.68	.21	3.80	4.01	(.54)	—	—
October 31, 2012	28.67	.52	.89	1.41	(.40)	—	—
October 31, 2011	31.14	.47	(2.55)	(2.08)	(.39)	—	—
October 31, 2010	29.09	.34	2.67	3.01	(.96)	—	—
October 31, 2009	23.75	.40	4.94	5.34	—	—	—
October 31, 2008(1)	34.84	.07	(11.16)	(11.09)	—	—	—
Class C
April 30, 2013*	29.52	.08	3.82	3.90	(.28)	—	—
October 31, 2012	28.46	.30	.90	1.20	(.14)	—	—
October 31, 2011	30.85	.22	(2.49)	(2.27)	(.13)	—	—
October 31, 2010	28.83	.12	2.65	2.77	(.75)	—	—
October 31, 2009	23.73	.23	4.87	5.10	—	—	—
October 31, 2008(1)	34.84	.03	(11.14)	(11.11)	—	—	—
Class E
April 30, 2013*	29.72	.21	3.81	4.02	(.56)	—	—
October 31, 2012	28.72	.53	.90	1.43	(.43)	—	—
October 31, 2011	31.19	.49	(2.55)	(2.06)	(.41)	—	—
October 31, 2010	29.12	.37	2.68	3.05	(.98)	—	—
October 31, 2009	23.76	.46	4.90	5.36	—	—	—
October 31, 2008	56.97	.76	(23.85)	(23.09)	(1.29)	(8.01)	(.82)
Class I
April 30, 2013*	29.77	.26	3.83	4.09	(.64)	—	—
October 31, 2012	28.78	.61	.89	1.50	(.51)	—	—
October 31, 2011	31.23	.57	(2.54)	(1.97)	(.48)	—	—
October 31, 2010	29.16	.44	2.69	3.13	(1.06)	—	—
October 31, 2009	23.74	.51	4.91	5.42	—	—	—
October 31, 2008	57.01	.92	(23.89)	(22.97)	(1.41)	(8.01)	(.88)
Class S
April 30, 2013*	29.74	.25	3.81	4.06	(.62)	—	—
October 31, 2012	28.75	.59	.89	1.48	(.49)	—	—
October 31, 2011	31.19	.55	(2.53)	(1.98)	(.46)	—	—
October 31, 2010	29.13	.42	2.66	3.08	(1.02)	—	—
October 31, 2009	23.74	.48	4.91	5.39	—	—	—
October 31, 2008(1)	34.79	.11	(11.16)	(11.05)	—	—	—
Class Y
April 30, 2013*	29.76	.27	3.82	4.09	(.67)	—	—
October 31, 2012	28.77	.65	.88	1.53	(.54)	—	—
October 31, 2011	31.26	.60	(2.58)	(1.98)	(.51)	—	—
October 31, 2010	29.18	.47	2.68	3.15	(1.07)	—	—
October 31, 2009	23.74	.52	4.92	5.44	—	—	—
October 31, 2008	57.03	.64	(23.60)	(22.96)	(1.42)	(8.01)	(.90)

See accompanying notes which are an integral part of the financial statements.

138	Russell International Developed Markets Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.54)	33.15	13.67	25,613	1.25	1.25	1.34	48
(.40)	29.68	5.04	22,905	1.24	1.24	1.83	65
(.39)	28.67	(6.76)	22,963	1.24	1.24	1.51	74
(.96)	31.14	10.61	23,702	1.24	1.24	1.18	91
—	29.09	22.44	20,212	1.25	1.25	1.63	115
—	23.75	(31.83)	14,638	1.32	1.31	1.27	100

(.28)	33.14	13.25	42,515	2.00	2.00	.55	48
(.14)	29.52	4.26	40,958	1.99	1.99	1.07	65
(.13)	28.46	(7.34)	52,552	1.99	1.99	.72	74
(.75)	30.85	9.80	69,576	1.99	1.99	.43	91
—	28.83	21.50	77,072	2.00	2.00	.94	115
—	23.73	(31.92)	78,972	2.06	2.05	.53	100

(.56)	33.18	13.68	101,988	1.25	1.22	1.35	48
(.43)	29.72	5.11	89,772	1.24	1.19	1.87	65
(.41)	28.72	(6.66)	89,952	1.24	1.16	1.58	74
(.98)	31.19	10.75	96,680	1.24	1.13	1.29	91
—	29.12	22.57	88,476	1.25	1.12	1.88	115
(10.12)	23.76	(48.26)	83,902	1.22	1.17	2.04	100

(.64)	33.22	13.87	725,080	.92	.92	1.65	48
(.51)	29.77	5.40	672,661	.91	.91	2.16	65
(.48)	28.78	(6.39)	820,995	.91	.91	1.81	74
(1.06)	31.23	11.01	923,019	.91	.89	1.53	91
—	29.16	22.84	905,418	.92	.87	2.08	115
(10.30)	23.74	(48.14)	882,731	.95	.92	2.33	100

(.62)	33.18	13.82	2,450,379	1.00	1.00	1.60	48
(.49)	29.74	5.33	2,074,313	.99	.99	2.10	65
(.46)	28.75	(6.43)	1,905,604	.99	.99	1.77	74
(1.02)	31.19	10.90	1,694,995	.99	.99	1.45	91
—	29.13	22.67	1,348,135	1.00	1.00	1.94	115
—	23.74	(31.79)	1,052,420	1.08	1.06	2.00	100

(.67)	33.18	13.94	1,342,351	.80	.80	1.75	48
(.54)	29.76	5.52	1,277,390	.80	.80	2.30	65
(.51)	28.77	(6.46)	1,722,957	.81	.81	1.92	74
(1.07)	31.26	11.12	1,971,140	.81	.81	1.64	91
—	29.18	22.87	1,789,118	.82	.82	2.15	115
(10.33)	23.74	(48.08)	1,626,309	.90	.88	1.89	100

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	139

Russell Investment Company

Russell Global Equity Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,157.50	$1,017.36
Expenses Paid During Period*	$8.02	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,153.60	$1,013.64
Expenses Paid During Period*	$12.01	$11.23

*	Expenses are equal to the Fund’s annualized expense ratio of 2.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,157.80	$1,017.36
Expenses Paid During Period*	$8.03	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

140	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,158.90	$1,018.60
Expenses Paid During Period*	$6.69	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,160.60	$1,019.59
Expenses Paid During Period*	$5.62	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Global Equity Fund	141

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 92.5%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd. - ADR	30,894	1,020
BHP Billiton, Ltd. - ADR	40,495	1,373
Commonwealth Bank of Australia - ADR	19,467	1,482
CSL, Ltd.	6,242	408
National Australia Bank, Ltd. - ADR	13,023	459
Newcrest Mining, Ltd.	229,600	4,001
Shopping Centres Australasia Property Group (Æ)(ö)	8,920	15
Telstra Corp., Ltd.	53,597	277
Wesfarmers, Ltd.	12,640	568
Westfield Group (ö)	19,987	241
Westpac Banking Corp.	32,336	1,133
Woodside Petroleum, Ltd.	7,808	304
Woolworths, Ltd.	15,455	583

		11,864

Belgium - 0.6%
Anheuser-Busch InBev NV (Ñ)	38,392	3,653
Delhaize Group SA	68,021	4,265
D’ieteren SA	122,170	5,631
Solvay SA	35,396	5,188

		18,737

Bermuda - 0.3%
China Hongxing Sports, Ltd. (Æ)	6,320,000	37
Lazard, Ltd. Class A	247,811	8,401

		8,438

Brazil - 0.7%
Arezzo Industria e Comercio SA (Æ)	202,200	4,548
Centrais Eletricas Brasileiras SA - ADR	478,140	2,472
Cia Hering	410,200	8,386
Raia Drogasil SA (Æ)	498,600	5,370

		20,776

Canada - 1.6%
Bank of Montreal	8,078	507
Bank of Nova Scotia	14,214	820
Bankers Petroleum, Ltd. (Æ)	835,000	2,089
Barrick Gold Corp.	271,500	5,351
BCE, Inc.	4,438	208
Canadian Imperial Bank of Commerce (Þ)	2,552	204
Canadian National Railway Co. (Æ)(Þ)	268,160	26,274
Canadian National Railway Co.	5,508	539
Canadian Pacific Railway, Ltd.	2,100	262
Eastern Platinum, Ltd. (Æ)	1,849,500	165
Enbridge, Inc.	9,242	440
Gabriel Resources, Ltd. (Æ)	529,000	956
Kinross Gold Corp.	130,000	707
Methanex Corp.	133,700	5,667
Niko Resources, Ltd.	43,900	290
NovaCopper, Inc. (Æ)	38,399	73
Novagold Resources, Inc. (Æ)	230,400	569

	Principal Amount ($) or Shares	Fair Value $
Rogers Communications, Inc. Class B	5,073	250
Royal Bank of Canada - GDR	18,007	1,086
Toronto Dominion Bank	11,324	928
TransCanada Corp.	8,844	438

		47,823

Cayman Islands - 0.5%
Baidu, Inc. - ADR (Æ)	70,000	6,010
SINA Corp. (Æ)	72,600	4,089
Want Want China Holdings, Ltd. (Ñ)	2,616,000	4,146

		14,245

China - 0.3%
Anhui Conch Cement Co., Ltd. Class H (Ñ)	1,486,000	5,381
China Petroleum & Chemical Corp. Class H	3,612,000	3,952

		9,333

Denmark - 0.0%
Novo Nordisk A/S Class B	5,045	885

Egypt - 0.1%
Oriental Weavers	526,864	1,585
Telecom Egypt Co. - ADR	874,182	1,592

		3,177

Finland - 0.3%
Kone OYJ Class B	61,423	5,424
YIT OYJ	196,745	3,718

		9,142

France - 7.1%
Air Liquide SA Class A	3,917	496
Areva SA (Æ)	76,683	1,161
BNP Paribas SA	547,459	30,505
Christian Dior SA	29,668	5,171
Danone SA (Ñ)	524,716	40,086
Edenred	180,345	6,004
Essilor International SA	2,571	289
Etablissements Maurel et Prom	275,224	4,681
France Telecom SA - ADR	28,072	300
Iliad SA	24,624	5,630
Imerys SA	74,989	4,913
Legrand SA - ADR	520,580	24,259
L’Oreal SA	2,846	507
LVMH Moet Hennessy Louis Vuitton SA - ADR	152,187	26,356
Pernod-Ricard SA	2,710	335
PPR SA	66,400	14,608
Publicis Groupe SA - ADR	184,400	12,827
Renault SA	134,287	9,253
Sanofi - ADR (Ñ)	166,580	18,257
Schneider Electric SA	4,835	369
Total SA	179,535	9,048
Vivendi SA - ADR	14,424	327

		215,382

142	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Germany - 4.9%
Adidas AG	2,573	269
Allianz SE	193,432	28,544
BASF SE (Æ)	53,652	5,011
Bayer AG (Æ)	8,085	844
Brenntag AG	29,929	5,102
Daimler AG	382,700	21,175
Deutsche Telekom AG	489,827	5,794
Freenet AG	197,300	4,913
Fresenius Medical Care AG & Co. KGaA	2,526	174
Hannover Rueckversicherung SE	64,479	5,445
Infineon Technologies AG - ADR	1,078,369	8,514
Linde AG	180,117	34,063
Muenchener Rueckversicherungs AG	29,311	5,862
SAP AG - ADR	93,451	7,422
Symrise AG	131,920	5,629
Volkswagen AG (Ñ)	26,638	5,178
Wincor Nixdorf AG	99,763	5,250

		149,189

Hong Kong - 0.7%
AIA Group, Ltd.	2,539,400	11,273
Cathay Pacific Airways, Ltd.	3,199,700	5,624
CLP Holdings, Ltd.	21,500	189
Guangdong Investment, Ltd.	3,749,400	3,629

		20,715

India - 0.7%
Cummins India, Ltd.	464,184	4,404
Infosys, Ltd. - ADR	118,500	4,946
Maruti Suzuki India, Ltd.	206,090	6,387
Yes Bank, Ltd. (Æ)	478,435	4,455

		20,192

Ireland - 1.8%
Accenture PLC Class A	550,306	44,817
CRH PLC	231,500	4,977
James Hardie Industries PLC	554,694	5,831

		55,625

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	134,300	5,142
Teva Pharmaceutical Industries, Ltd.	11,840	464

		5,606

Italy - 1.4%
Enel SpA	1,860,193	7,193
ENI SpA - ADR	25,281	605
Fiat Industrial SpA Class A (Ñ)	1,636,500	18,470
Lottomatica Group SpA	218,316	5,566
Trevi Finanziaria Industriale SpA	729,246	5,570
UniCredit SpA (Æ)	1,026,311	5,352

		42,756

Japan - 3.9%
Asahi Group Holdings, Ltd.	204,000	5,073
Astellas Pharma, Inc.	5,200	302

	Principal Amount ($) or Shares	Fair Value $
Bridgestone Corp.	7,200	271
Canon, Inc.	403,449	14,464
Daiwa Securities Group, Inc.	1,942,000	17,192
East Japan Railway Co.	3,900	329
FANUC Corp.	55,300	8,339
Honda Motor Co., Ltd.	420,500	16,715
Japan Tobacco, Inc.	7,600	287
Kao Corp.	6,200	214
KDDI Corp.	140,000	6,721
Kyocera Corp.	2,100	214
Makita Corp.	13,400	815
MEIJI Holdings Co., Ltd.	91,600	4,130
Mitsubishi Estate Co., Ltd.	92,000	2,987
Nippon Telegraph & Telephone Corp.	5,400	267
NTT DOCOMO, Inc.	168	278
Rohm Co., Ltd.	322,400	11,360
Sanshin Electronics Co., Ltd.	215,900	1,360
Sanwa Holdings Corp.	578,000	3,504
Seven & I Holdings Co., Ltd.	9,700	372
Shin-Etsu Chemical Co., Ltd.	4,300	289
Showa Denko KK	3,316,000	5,340
Sumitomo Mitsui Trust Holdings, Inc.	578,000	2,899
Takeda Pharmaceutical Co., Ltd.	8,700	477
TOTO, Ltd.	384,000	3,979
Toyota Motor Corp.	65,300	3,778
Yamada Denki Co., Ltd. (Ñ)	61,970	2,985
Zenkoku Hosho Co., Ltd.	99,000	4,225

		119,166

Jersey - 0.5%
Delphi Automotive PLC	353,900	16,354

Liberia - 0.3%
Royal Caribbean Cruises, Ltd.	268,400	9,805

Luxembourg - 0.3%
L’Occitane International SA	1,002,500	2,906
Samsonite International SA	2,284,500	5,623

		8,529

Malaysia - 0.1%
Tenaga Nasional BHD	1,600,900	4,130

Mexico - 0.2%
Grupo Financiero Banorte SAB de CV Class O	739,100	5,573

Netherlands - 2.0%
Akzo Nobel NV	481,750	29,045
ASML Holding NV Class G	2,711	202
Heineken NV (Ñ)	422,601	29,842
Unilever NV	19,368	824

		59,913

Norway - 0.2%
DNB ASA	339,098	5,542
Statoil ASA Class N	12,972	317

		5,859

Russell Global Equity Fund	143

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Russia - 0.5%
Federal Hydrogenerating Co. JSC - ADR	2,265,000	3,896
Gazprom OAO - ADR (Æ)	811,526	6,440
Gazprom OAO - ADR	80,031	636
Inter Rao Ues OAO (Æ)	1,740,000,000	720
Rosneft OAO - GDR	604,391	4,131
Rosneft Oil Co. - GDR	95,700	654

		16,477

Singapore - 0.2%
Oversea-Chinese Banking Corp., Ltd.	28,000	247
SembCorp Industries, Ltd. (Æ)	113,889	4,130
Singapore Telecommunications, Ltd.	89,000	283
United Overseas Bank, Ltd.	14,000	243

		4,903

South Africa - 0.6%
AngloGold Ashanti, Ltd. - ADR	119,100	2,322
Impala Platinum Holdings, Ltd.	316,280	4,316
Sasol, Ltd. - ADR	115,193	4,979
Shoprite Holdings, Ltd. - ADR	302,712	5,738
Village Main Reef, Ltd.	3,604,436	269

		17,624

South Korea - 1.3%
BS Financial Group, Inc.	212,380	2,796
Hyundai Heavy Industries Co., Ltd.	18,907	3,451
Hyundai Motor Co.	22,171	4,016
Samsung Electronics Co., Ltd.	20,039	27,658
Shinhan Financial Group Co., Ltd.	74,510	2,578

		40,499

Spain - 0.9%
Amadeus IT Holding SA Class A	109,388	3,229
Banco Bilbao Vizcaya Argentaria SA - ADR	810,768	7,869
Banco Santander SA - ADR	1,476,758	10,679
Inditex SA	2,742	369
Repsol SA - ADR	134,677	3,157
Telefonica SA - ADR	43,852	643

		25,946

Sweden - 1.0%
Assa Abloy AB Class B (Ñ)	142,090	5,658
Hennes & Mauritz AB Class B	11,635	412
Hexagon AB Class B	206,544	5,899
Investor AB Class B	170,742	5,032
Loomis AB Class B	77,500	1,510
Nordea Bank AB	411,500	4,930
Svenska Handelsbanken AB Class A	114,729	5,211
TeliaSonera AB	27,121	187

		28,839

Switzerland - 7.8%
ABB, Ltd. (Æ)	28,597	648
ACE, Ltd.	4,177	372

	Principal Amount ($) or Shares	Fair Value $
Adecco SA (Æ)	295,900	15,826
Cie Financiere Richemont SA	410,614	33,165
Credit Suisse Group AG (Æ)	1,254,337	34,778
Givaudan SA (Æ)	6,380	8,207
Holcim, Ltd. (Æ)	261,715	20,393
Julius Baer Group, Ltd. (Æ)	483,432	19,258
Kuehne & Nagel International AG (Ñ)	152,900	17,497
Nestle SA	701,938	50,128
Noble Corp.	215,600	8,085
Novartis AG	341,300	25,346
Roche Holding AG	8,823	2,205
Syngenta AG	1,146	490
Zurich Insurance Group AG (Æ)	1,251	349

		236,747

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,943,000	10,920

Thailand - 0.2%
Thai Oil PCL	2,159,600	4,856

Turkey - 0.3%
Coca-Cola Icecek AS	108,604	3,029
Turkiye Garanti Bankasi AS	793,948	4,384

		7,413

United Kingdom - 6.9%
Aberdeen Asset Management PLC	598,179	4,169
AstraZeneca PLC - ADR (Æ)	16,108	836
Aviva PLC	765,839	3,630
Barclays PLC	3,564,523	15,839
Barratt Developments PLC (Æ)	1,384,361	6,692
BBA Aviation PLC	424,102	1,653
Bellway PLC	289,387	6,046
BG Group PLC	42,410	714
BHP Billiton PLC - ADR	80,300	4,539
BP PLC	2,733,028	19,800
British American Tobacco PLC	24,568	1,361
Centrica PLC	59,537	343
Compass Group PLC	23,139	304
Diageo PLC	993,890	30,321
Ensco PLC Class A	105,200	6,068
Experian PLC	12,401	218
GlaxoSmithKline PLC - ADR	329,294	8,494
HSBC Holdings PLC	45,994	503
Imperial Tobacco Group PLC	169,823	6,067
Marks & Spencer Group PLC	956,273	6,070
National Grid PLC	44,827	571
Pearson PLC	10,022	182
Persimmon PLC (Æ)	356,734	416
Persimmon PLC Class A	356,734	5,985
Reckitt Benckiser Group PLC	457,706	33,388
Rexam PLC	640,430	5,138
Rolls-Royce Holdings PLC (Æ)	323,321	5,675
Royal Dutch Shell PLC Class A	46,718	1,590
Royal Dutch Shell PLC Class B	27,462	961

144	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

SABMiller PLC - ADR	12,006	647
Scottish & Southern Energy PLC	11,634	281
Shire PLC - ADR (Æ)	6,914	215
Standard Chartered PLC	554,250	13,922
Taylor Wimpey PLC	3,514,700	5,077
Tesco PLC	100,965	574
Tullow Oil PLC	211,542	3,289
Unilever PLC	16,410	710
Vodafone Group PLC - ADR (Æ)	2,408,147	7,339

		209,627

United States - 43.3%
3M Co.	199,359	20,875
Abbott Laboratories	19,587	723
AbbVie, Inc.	19,760	910
Aetna, Inc.	131,700	7,565
Air Products & Chemicals, Inc.	2,455	213
Alexion Pharmaceuticals, Inc. (Æ)	45,500	4,459
Allergan, Inc.	3,811	433
ALLETE, Inc.	106,300	5,459
Altria Group, Inc.	25,427	928
Amazon.com, Inc. (Æ)	38,200	9,696
American Electric Power Co., Inc.	4,876	251
American International Group, Inc. (Æ)	285,300	11,817
Amgen, Inc.	9,710	1,012
Apache Corp.	82,400	6,088
Apple, Inc.	14,745	6,528
Applied Materials, Inc.	1,161,400	16,852
Arch Coal, Inc.	486,500	2,360
Astoria Financial Corp.	514,300	4,932
AT&T, Inc.	54,125	2,028
Autodesk, Inc. (Æ)	239,700	9,439
Autoliv, Inc. (Ñ)	102,000	7,795
Automatic Data Processing, Inc.	6,033	406
Bank of America Corp.	977,700	12,035
Bank of New York Mellon Corp. (The)	870,570	24,567
Baxter International, Inc.	6,915	483
Becton Dickinson and Co.	2,489	235
Bed Bath & Beyond, Inc. (Æ)	3,050	210
Berkshire Hathaway, Inc. Class B (Æ)	22,365	2,378
Biogen Idec, Inc. (Æ)	24,509	5,366
Boeing Co. (The)	236,600	21,628
Bristol-Myers Squibb Co.	21,118	839
Brookline Bancorp, Inc.	547,476	4,599
Brooks Automation, Inc.	496,377	4,825
Cabot Oil & Gas Corp.	58,300	3,967
Carter’s, Inc. (Æ)	89,800	5,872
Celgene Corp. (Æ)	5,640	666
CenturyLink, Inc.	7,656	288
Charter Communications, Inc. Class A (Æ)(Ñ)	48,800	4,916
Chevron Corp.	24,821	3,028
Chubb Corp. (The)	62,424	5,498
Cigna Corp.	70,900	4,691
Cisco Systems, Inc.	56,982	1,192
Citigroup, Inc.	288,000	13,438
Coca-Cola Co. (The)	48,787	2,065
Colgate-Palmolive Co.	6,097	728

	Principal Amount ($) or Shares	Fair Value $
Concho Resources, Inc. (Æ)	32,700	2,816
ConocoPhillips	8,862	536
Consolidated Edison, Inc.	3,283	209
Cornerstone OnDemand, Inc. (Æ)	143,500	5,206
Corning, Inc.	844,300	12,242
Costco Wholesale Corp.	5,441	590
Crown Castle International Corp. (Æ)	114,800	8,840
Cummins, Inc.	75,100	7,990
CVS Caremark Corp.	16,017	932
Danaher Corp.	7,291	444
DIRECTV (Æ)	7,156	405
DP World, Ltd. (Æ)	325,674	4,996
Duke Energy Corp.	6,896	519
Ecolab, Inc.	50,799	4,299
Eli Lilly & Co.	12,793	708
EMC Corp. (Æ)	8,284	186
Emerson Electric Co.	5,349	297
Exelon Corp.	10,705	402
Exxon Mobil Corp.	58,716	5,225
Facebook, Inc. Class A (Æ)	230,700	6,404
Family Dollar Stores, Inc.	66,900	4,106
Forest Laboratories, Inc. (Æ)	136,100	5,092
Franklin Resources, Inc.	114,200	17,662
Frontier Communications Corp.	1,194,200	4,968
GateHouse Media, Inc. Class A (Æ)(Ñ)	99,600	7,208
General Dynamics Corp.	261,412	19,334
General Electric Co.	280,100	6,243
General Mills, Inc.	8,129	410
General Motors Co. (Æ)	507,800	15,661
Gilead Sciences, Inc. (Æ)	235,574	11,929
Goldman Sachs Group, Inc. (The)	47,600	6,953
Google, Inc. Class A (Æ)	2,303	1,899
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	125,161	7,184
Hewlett-Packard Co.	263,800	5,434
HJ Heinz Co.	72,535	5,253
Home Depot, Inc.	19,223	1,410
Honeywell International, Inc.	442,390	32,533
Hospira, Inc. (Æ)	225,300	7,462
Illinois Tool Works, Inc.	168,244	10,862
Independent Bank Corp.	70,992	2,204
Intel Corp.	1,873,846	44,879
International Bancshares Corp.	250,718	4,864
International Business Machines Corp.	80,717	16,348
Intuit, Inc.	3,611	215
Intuitive Surgical, Inc. (Æ)	363	179
IPG Photonics Corp. (Ñ)	87,900	5,597
JM Smucker Co. (The)	52,000	5,368
Johnson & Johnson	133,166	11,350
JPMorgan Chase & Co.	710,800	34,836
Juniper Networks, Inc. (Æ)	953,374	15,778
Kimberly-Clark Corp.	4,925	508
Kraft Foods Group, Inc. (Æ)	6,878	354
LinkedIn Corp. Class A (Æ)	27,100	5,206
Lockheed Martin Corp.	3,213	318
Lorillard, Inc.	4,809	206
Lululemon Athletica, Inc. (Æ)(Ñ)	109,600	8,344
Marathon Oil Corp.	152,100	4,969
Marathon Petroleum Corp.	66,400	5,203

Russell Global Equity Fund	145

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Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Marsh & McLennan Cos., Inc.	6,132	233
Martin Marietta Materials, Inc.	72,400	7,312
Mastercard, Inc. Class A	34,600	19,131
McDonald’s Corp.	12,763	1,304
McKesson Corp.	2,686	284
Medtronic, Inc.	659,506	30,786
MercadoLibre, Inc. (Ñ)	40,300	4,054
Merck & Co., Inc.	36,313	1,707
MetLife, Inc.	299,900	11,693
Microsoft Corp.	848,559	28,087
Mondelez International, Inc. Class A	21,421	674
National Oilwell Varco, Inc.	149,100	9,724
Netflix, Inc. (Æ)	34,200	7,390
Newmont Mining Corp.	309,000	10,012
NextEra Energy, Inc.	73,808	6,054
Nike, Inc. Class B	9,084	578
Northrop Grumman Corp.	2,735	207
Occidental Petroleum Corp.	64,036	5,716
Omnicom Group, Inc.	435,820	26,049
Oracle Corp.	785,515	25,749
PepsiCo, Inc.	19,765	1,630
Pfizer, Inc.	94,265	2,740
PG&E Corp.	5,191	251
Pharmacyclics, Inc. (Æ)	50,700	4,132
Philip Morris International, Inc.	20,038	1,915
Pioneer Natural Resources Co.	39,700	4,853
PPL Corp.	5,892	197
Praxair, Inc.	230,927	26,395
Precision Castparts Corp.	59,292	11,342
Procter & Gamble Co. (The)	143,797	11,039
Prudential Financial, Inc.	105,500	6,374
Public Service Enterprise Group, Inc.	6,211	227
Public Storage (ö)	1,574	260
QUALCOMM, Inc.	17,525	1,080
Quest Diagnostics, Inc.	89,100	5,019
Questcor Pharmaceuticals, Inc.	151,700	4,663
Range Resources Corp.	51,100	3,757
Raytheon Co.	4,101	252
Reynolds American, Inc.	4,039	192
Ross Stores, Inc.	2,775	183
SanDisk Corp. (Æ)	104,200	5,464
Sempra Energy	2,962	245
ServiceNow, Inc. (Æ)	78,900	3,232
Southern Co.	9,219	445
Spectra Energy Corp.	8,026	253
St. Jude Medical, Inc.	215,100	8,866
Starbucks Corp.	9,526	580
Starwood Hotels & Resorts Worldwide, Inc. (ö)	241,200	15,562
State Street Corp.	171,800	10,045
Stryker Corp.	3,806	250
SunTrust Banks, Inc.	261,100	7,637
Sysco Corp.	7,205	251
Target Corp.	8,304	586
Texas Instruments, Inc.	8,637	313
Thermo Fisher Scientific, Inc.	383,836	30,968
Tiffany & Co. (Ñ)	158,400	11,671
TJX Cos., Inc.	9,305	454

	Principal Amount ($) or Shares	Fair Value $
Travelers Cos., Inc. (The)	4,800	410
Union Pacific Corp.	5,437	804
United Continental Holdings, Inc. (Æ)	192,100	6,205
United Parcel Service, Inc. Class B	355,079	30,480
United Technologies Corp.	418,669	38,220
UnitedHealth Group, Inc.	209,398	12,549
Valero Energy Corp.	351,100	14,156
Verizon Communications, Inc.	128,216	6,912
Visa, Inc. Class A	277,580	46,761
Walgreen Co.	10,835	536
Wal-Mart Stores, Inc.	21,353	1,660
Walt Disney Co. (The)	662,787	41,650
Waste Management, Inc.	5,684	233
Waters Corp. (Æ)	244,490	22,591
Webster Financial Corp.	222,300	5,195
WellPoint, Inc.	252,400	18,405
Wells Fargo & Co.	487,500	18,515
Western Digital Corp.	118,000	6,523
Western Union Co. (The)	350,900	5,197
Workday, Inc. Class A (Æ)	26,500	1,660
Xerox Corp.	614,000	5,268
Yum! Brands, Inc.	5,683	387

		1,310,242

Total Common Stocks (cost $2,366,122)		2,797,307

Investments in Other Funds - 0.2%
Financial Services - 0.2%
SPDR S&P 500 ETF Trust	25,800	4,120
Vanguard FTSE All-World ex-US ETF	42,300	2,034

Total Investments in Other Funds (cost $5,909)		6,154

Preferred Stocks - 0.6%
Brazil - 0.2%
Investimentos Itau SA	1,069,722	5,336

Germany - 0.4%
Porsche Automobil Holding SE (Ñ)	79,608	6,237
Volkswagen AG	28,300	5,736

		11,973

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (Æ)	38,475,199	60

Total Preferred Stocks (cost $17,894)		17,369

Warrants & Rights - 0.0%
Spain - 0.0%
Banco Santander SA (Æ) 2013 Rights	1,401,158	247

Total Warrants & Rights (cost $275)		247

146	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Short-Term Investments - 5.5%
United States - 5.5%
Russell U.S. Cash Management Fund	167,372,505	(¥)	167,373

Total Short-Term Investments (cost $167,373)			167,373

Other Securities - 5.5%
Russell U.S. Cash Collateral Fund (×)	166,753,112	(¥)	166,753

Total Other Securities (cost $166,753)			166,753

Total Investments - 104.3% (identified cost $2,724,326)			3,155,203

Other Assets and Liabilities, Net - (4.3%)			(130,854)

Net Assets - 100.0%			3,024,349

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	147

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Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	275	AUD	35,530	06/13	1,049
CAC 40 Index Futures (France)	198	EUR	7,523	05/13	419
DAX Index Futures (Germany)	34	EUR	6,733	06/13	(64)
FTSE 100 Index Futures (United Kingdom)	113	GBP	7,214	06/13	(36)
Hang Seng Index Futures (Hong Kong)	15	HKD	16,953	05/13	29
OMX 30 Index Futures (Sweden)	107	SEK	12,829	05/13	70
S&P 500 E-Mini Index Futures (CME)	2,818	USD	224,341	06/13	7,387
S&P Midcap 400 E-Mini Index Futures (CME)	60	USD	6,946	06/13	183
S&P TSE 60 Index Futures (Canada)	42	CAD	5,957	06/13	(168)
TOPIX Index Futures (Japan)	103	JPY	1,202,010	06/13	1,603

Short Positions
EURO STOXX 50 Index Futures (EMU)	5,130	EUR	136,920	06/13	(2,449)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					8,023

See accompanying notes which are an integral part of the financial statements.

148	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	EUR	2,000	USD	2,606	06/19/13	(29)
Bank of Montreal	CAD	30,000	USD	29,216	06/19/13	(529)
Brown Brothers Harriman & Co.	EUR	300	USD	386	06/19/13	(9)
Brown Brothers Harriman & Co.	EUR	4,000	USD	5,218	06/19/13	(51)
Deutsche Bank AG	USD	903	SEK	5,755	06/19/13	(16)
HSBC Bank PLC	USD	8,511	AUD	8,316	06/19/13	80
HSBC Bank PLC	USD	9,167	CAD	9,431	06/19/13	184
HSBC Bank PLC	USD	2,493	GBP	1,672	06/19/13	103
HSBC Bank PLC	USD	575	HKD	4,459	06/19/13	—
HSBC Bank PLC	USD	2,132	JPY	204,944	06/19/13	(29)
HSBC Bank PLC	USD	903	SEK	5,755	06/19/13	(16)
HSBC Bank PLC	EUR	17,304	USD	22,409	06/19/13	(386)
JPMorgan Chase Bank	USD	8,509	AUD	8,316	06/19/13	82
JPMorgan Chase Bank	USD	9,167	CAD	9,431	06/19/13	184
JPMorgan Chase Bank	USD	222	EUR	168	05/03/13	—
JPMorgan Chase Bank	USD	2,041	EUR	1,551	05/06/13	1
JPMorgan Chase Bank	USD	5,143	EUR	4,000	06/19/13	126
JPMorgan Chase Bank	USD	2,493	GBP	1,672	06/19/13	103
JPMorgan Chase Bank	USD	575	HKD	4,459	06/19/13	—
JPMorgan Chase Bank	USD	2,132	JPY	204,944	06/19/13	(29)
JPMorgan Chase Bank	EUR	6,925	USD	9,019	05/02/13	(101)
JPMorgan Chase Bank	EUR	1,500	USD	1,951	06/19/13	(25)
JPMorgan Chase Bank	EUR	17,304	USD	22,404	06/19/13	(391)
JPMorgan Chase Bank	EUR	45,000	USD	58,063	06/19/13	(1,218)
Northern Trust Co.	JPY	15,753	USD	161	05/01/13	(1)
Northern Trust Co.	JPY	79,417	USD	810	05/02/13	(5)
Royal Bank of Canada	USD	8,506	AUD	8,316	06/19/13	84
Royal Bank of Canada	USD	9,168	CAD	9,431	06/19/13	182
Royal Bank of Canada	USD	2,492	GBP	1,672	06/19/13	104
Royal Bank of Canada	USD	575	HKD	4,459	06/19/13	—
Royal Bank of Canada	USD	2,133	JPY	204,944	06/19/13	(30)
Royal Bank of Canada	EUR	17,304	USD	22,398	06/19/13	(397)
Royal Bank of Scotland PLC	USD	447	GBP	300	06/19/13	19
Royal Bank of Scotland PLC	EUR	1,000	USD	1,282	06/19/13	(35)
State Street Bank & Trust Co.	USD	1	AUD	1	05/01/13	—
State Street Bank & Trust Co.	USD	8,511	AUD	8,316	06/19/13	80
State Street Bank & Trust Co.	USD	9,164	CAD	9,431	06/19/13	187
State Street Bank & Trust Co.	USD	46	EUR	35	05/02/13	—
State Street Bank & Trust Co.	USD	166	EUR	127	05/02/13	2
State Street Bank & Trust Co.	USD	915	EUR	700	06/19/13	7
State Street Bank & Trust Co.	USD	2,564	EUR	2,000	06/19/13	70
State Street Bank & Trust Co.	USD	3,906	EUR	3,000	06/19/13	46
State Street Bank & Trust Co.	USD	3,933	EUR	3,000	06/19/13	19
State Street Bank & Trust Co.	USD	1	GBP	1	05/02/13	—
State Street Bank & Trust Co.	USD	1,061	GBP	700	06/19/13	26
State Street Bank & Trust Co.	USD	2,492	GBP	1,672	06/19/13	104
State Street Bank & Trust Co.	USD	158	HKD	1,229	05/03/13	—
State Street Bank & Trust Co.	USD	575	HKD	4,459	06/19/13	—
State Street Bank & Trust Co.	USD	8	ILS	27	05/02/13	—
State Street Bank & Trust Co.	USD	110	JPY	10,966	05/01/13	2
State Street Bank & Trust Co.	USD	127	JPY	12,648	05/01/13	2
State Street Bank & Trust Co.	USD	180	JPY	17,832	05/01/13	3
State Street Bank & Trust Co.	USD	59	JPY	5,783	05/07/13	—

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	149

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	88	JPY	8,616	05/07/13	—
State Street Bank & Trust Co.	USD	170	JPY	16,602	05/07/13	—
State Street Bank & Trust Co.	USD	287	JPY	28,016	05/07/13	1
State Street Bank & Trust Co.	USD	626	JPY	60,000	06/19/13	(10)
State Street Bank & Trust Co.	USD	2,131	JPY	204,944	06/19/13	(28)
State Street Bank & Trust Co.	USD	128	MYR	386	05/02/13	(1)
State Street Bank & Trust Co.	USD	121	TRY	217	05/03/13	—
State Street Bank & Trust Co.	AUD	36	USD	37	05/02/13	—
State Street Bank & Trust Co.	AUD	250	USD	258	06/19/13	—
State Street Bank & Trust Co.	AUD	600	USD	619	06/19/13	—
State Street Bank & Trust Co.	CAD	200	USD	195	06/19/13	(3)
State Street Bank & Trust Co.	CAD	700	USD	681	06/19/13	(13)
State Street Bank & Trust Co.	CAD	700	USD	681	06/19/13	(13)
State Street Bank & Trust Co.	CHF	42	USD	45	05/02/13	—
State Street Bank & Trust Co.	CHF	422	USD	451	05/03/13	(3)
State Street Bank & Trust Co.	CHF	27,400	USD	29,158	06/19/13	(324)
State Street Bank & Trust Co.	EUR	126	USD	164	05/02/13	(2)
State Street Bank & Trust Co.	EUR	125	USD	164	05/03/13	(1)
State Street Bank & Trust Co.	EUR	85	USD	112	05/06/13	—
State Street Bank & Trust Co.	EUR	211	USD	278	05/06/13	—
State Street Bank & Trust Co.	EUR	300	USD	389	06/19/13	(7)
State Street Bank & Trust Co.	EUR	2,000	USD	2,611	06/19/13	(24)
State Street Bank & Trust Co.	EUR	2,000	USD	2,618	06/19/13	(17)
State Street Bank & Trust Co.	EUR	17,304	USD	22,404	06/19/13	(391)
State Street Bank & Trust Co.	GBP	123	USD	192	05/03/13	—
State Street Bank & Trust Co.	GBP	100	USD	151	06/19/13	(4)
State Street Bank & Trust Co.	GBP	900	USD	1,370	06/19/13	(27)
State Street Bank & Trust Co.	HKD	2,746	USD	354	05/03/13	—
State Street Bank & Trust Co.	JPY	17,795	USD	179	05/01/13	(3)
State Street Bank & Trust Co.	JPY	80	USD	1	05/02/13	—
State Street Bank & Trust Co.	JPY	5,360	USD	55	05/02/13	—
State Street Bank & Trust Co.	JPY	4,166	USD	43	05/07/13	—
State Street Bank & Trust Co.	JPY	605,000	USD	6,348	06/19/13	140
State Street Bank & Trust Co.	SEK	66	USD	10	05/02/13	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,227)

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$11,864	$—	$—	$11,864	0.4
Belgium	18,737	—	—	18,737	0.6
Bermuda	8,401	—	37	8,438	0.3
Brazil	20,776	—	—	20,776	0.7
Canada	47,823	—	—	47,823	1.6
Cayman Islands	14,245	—	—	14,245	0.5

See accompanying notes which are an integral part of the financial statements.

150	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings, continued — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

China	$9,333	$—	$—	$9,333	0.3
Denmark	885	—	—	885	—	*
Egypt	3,177	—	—	3,177	0.1
Finland	9,142	—	—	9,142	0.3
France	215,382	—	—	215,382	7.1
Germany	149,189	—	—	149,189	4.9
Hong Kong	20,715	—	—	20,715	0.7
India	20,192	—	—	20,192	0.7
Ireland	55,625	—	—	55,625	1.8
Israel	5,606	—	—	5,606	0.2
Italy	42,756	—	—	42,756	1.4
Japan	119,166	—	—	119,166	3.9
Jersey	16,354	—	—	16,354	0.5
Liberia	9,805	—	—	9,805	0.3
Luxembourg	8,529	—	—	8,529	0.3
Malaysia	4,130	—	—	4,130	0.1
Mexico	5,573	—	—	5,573	0.2
Netherlands	59,913	—	—	59,913	2.0
Norway	5,859	—	—	5,859	0.2
Russia	16,477	—	—	16,477	0.5
Singapore	4,903	—	—	4,903	0.2
South Africa	17,624	—	—	17,624	0.6
South Korea	40,499	—	—	40,499	1.3
Spain	25,946	—	—	25,946	0.9
Sweden	28,839	—	—	28,839	1.0
Switzerland	236,747	—	—	236,747	7.8
Taiwan	10,920	—	—	10,920	0.4
Thailand	4,856	—	—	4,856	0.2
Turkey	7,413	—	—	7,413	0.3
United Kingdom	209,211	—	416	209,627	6.9
United States	1,310,242	—	—	1,310,242	43.3
Investments in Other Funds	6,154	—	—	6,154	0.2
Preferred Stocks	17,309	—	60	17,369	0.6
Warrants & Rights	—	247	—	247	—	*
Short-Term Investments	—	167,373	—	167,373	5.5
Other Securities	—	166,753	—	166,753	5.5

Total Investments	2,820,317	334,373	513	3,155,203	104.3

Other Assets and Liabilities, Net					(4.3)

					100.0

Other Financial Instruments
Futures Contracts	8,023	—	—	8,023	0.3
Foreign Currency Exchange Contracts	(106)	(2,121)	—	(2,227)	(0.1)

Total Other Financial Instruments**	$7,917	$(2,121)	$—	$5,796

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	151

Russell Investment Company

Russell Global Equity Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,941
Daily variation margin on futures contracts*	10,740	—

Total	$10,740	$1,941

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$(4,168)
Daily variation margin on futures contracts*	2,717	—

Total	$2,717	$(4,168)

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$17,943	$—
Foreign currency-related transactions**	—	579

Total	$17,943	$579

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$9,777	$—
Foreign currency-related transactions***	—	(157)

Total	$9,777	$(157)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

152	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,724,326
Investments, at fair value**, ***	3,155,203
Cash	14
Cash (restricted)(a)	28,900
Foreign currency holdings*	12,190
Unrealized appreciation on foreign currency exchange contracts	1,941
Receivables:
Dividends and interest	5,916
Dividends from affiliated Russell funds	19
Investments sold	11,878
Fund shares sold	4,112
Foreign taxes recoverable	1,215
Daily variation margin on futures contracts	1,256
Prepaid expenses	24

Total assets	3,222,668

Liabilities
Payables:
Investments purchased	10,355
Fund shares redeemed	13,877
Accrued fees to affiliates	2,766
Other accrued expenses	318
Daily variation margin on futures contracts	68
Deferred tax liability	14
Unrealized depreciation on foreign currency exchange contracts	4,168
Payable upon return of securities loaned	166,753

Total liabilities	198,319

Net Assets	$3,024,349

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	153

Russell Investment Company

Russell Global Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,481
Accumulated net realized gain (loss)	(39,131)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	430,863
Futures contracts	8,023
Foreign currency-related transactions	(2,151)
Shares of beneficial interest	2,998
Additional paid-in capital	2,615,266

Net Assets	$3,024,349

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.06
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.67
Class A — Net assets	$10,270,284
Class A — Shares outstanding ($.01 par value)	1,021,154
Net asset value per share: Class C(#)	$9.99
Class C — Net assets	$13,388,135
Class C — Shares outstanding ($.01 par value)	1,339,769
Net asset value per share: Class E(#)	$10.06
Class E — Net assets	$53,254,404
Class E — Shares outstanding ($.01 par value)	5,292,950
Net asset value per share: Class S(#)	$10.08
Class S — Net assets	$1,859,861,320
Class S — Shares outstanding ($.01 par value)	184,434,196
Net asset value per share: Class Y(#)	$10.10
Class Y — Net assets	$1,087,575,322
Class Y — Shares outstanding ($.01 par value)	107,728,768
Amounts in thousands

* Foreign currency holdings - cost	$12,152
** Securities on loan included in investments	$159,890
*** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$334,126
(a) Cash Collateral for Futures	$28,900

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

154	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$32,003
Dividends from affiliated Russell funds	113
Interest	87
Securities lending income	336
Less foreign taxes withheld	(1,495)

Total investment income	31,044

Expenses
Advisory fees	13,330
Administrative fees	676
Custodian fees	391
Distribution fees - Class A	12
Distribution fees - Class C	47
Transfer agent fees - Class A	10
Transfer agent fees - Class C	12
Transfer agent fees - Class E	51
Transfer agent fees - Class S	1,677
Transfer agent fees - Class Y	23
Professional fees	68
Registration fees	71
Shareholder servicing fees - Class C	16
Shareholder servicing fees - Class E	63
Trustees’ fees	32
Printing fees	117
Miscellaneous	29

Expenses before reductions	16,625
Expense reductions	— *

Net expenses	16,625

Net investment income (loss)	14,419

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	101,281
Futures contracts	17,943
Foreign currency-related transactions	(718)

Net realized gain (loss)	118,506

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	274,771
Futures contracts	9,777
Foreign currency-related transactions	(46)

Net change in unrealized appreciation (depreciation)	284,502

Net realized and unrealized gain (loss)	403,008

Net Increase (Decrease) in Net Assets from Operations	$417,427

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	155

Russell Investment Company

Russell Global Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$14,419	$28,545
Net realized gain (loss)	118,506	70,226
Net change in unrealized appreciation (depreciation)	284,502	51,032

Net increase (decrease) in net assets from operations	417,427	149,803

Distributions
From net investment income
Class A	(73)	(58)
Class E	(403)	(309)
Class S	(17,023)	(12,540)
Class Y	(12,946)	(12,921)

Net decrease in net assets from distributions	(30,445)	(25,828)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(13,311)	(151,559)

Total Net Increase (Decrease) in Net Assets	373,671	(27,584)

Net Assets
Beginning of period	2,650,678	2,678,262

End of period	$3,024,349	$2,650,678

Undistributed (overdistributed) net investment income included in net assets	$8,481	$24,507

See accompanying notes which are an integral part of the financial statements.

156	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	112	$1,078	259	$2,148
Proceeds from reinvestment of distributions	8	72	7	54
Payments for shares redeemed	(205)	(1,902)	(307)	(2,592)

Net increase (decrease)	(85)	(752)	(41)	(390)

Class C
Proceeds from shares sold	137	1,291	214	1,806
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(158)	(1,475)	(580)	(4,922)

Net increase (decrease)	(21)	(184)	(366)	(3,116)

Class E
Proceeds from shares sold	482	4,520	1,133	9,527
Proceeds from reinvestment of distributions	42	380	36	291
Payments for shares redeemed	(615)	(5,845)	(1,467)	(12,752)

Net increase (decrease)	(91)	(945)	(298)	(2,934)

Class S
Proceeds from shares sold	26,015	246,303	51,805	440,383
Proceeds from reinvestment of distributions	1,826	16,654	1,506	12,065
Payments for shares redeemed	(18,427)	(173,200)	(43,778)	(373,536)

Net increase (decrease)	9,414	89,757	9,533	78,912

Class Y
Proceeds from shares sold	1,732	16,228	13,178	110,316
Proceeds from reinvestment of distributions	1,405	12,814	1,600	12,819
Payments for shares redeemed	(13,820)	(130,229)	(40,717)	(347,166)

Net increase (decrease)	(10,683)	(101,187)	(25,939)	(224,031)

Total increase (decrease)	(1,466)	$(13,311)	(17,111)	$(151,559)

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	157

Russell Investment Company

Russell Global Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Class A
April 30, 2013*	8.76	.03		1.34	1.37	(.07)	—	(.07)
October 31, 2012	8.37	.06		.38	.44	(.05)	—	(.05)
October 31, 2011	8.41	.04		(.05)	(.01)	(.03)	—	(.03)
October 31, 2010	7.29	.02		1.19	1.21	(.09)	—	(.09)
October 31, 2009	6.07	.07		1.23	1.30	(.08)	—	(.08)
October 31, 2008	11.37	.08		(5.07)	(4.99)	(.12)	(.19)	(.31)
Class C
April 30, 2013*	8.66	—	(f)	1.33	1.33	—	—	—
October 31, 2012	8.29	—	(f)	.37	.37	—	—	—
October 31, 2011	8.37	(.03)		(.05)	(.08)	—	—	—
October 31, 2010	7.26	(.04)		1.18	1.14	(.03)	—	(.03)
October 31, 2009	6.02	.04		1.21	1.25	(.01)	—	(.01)
October 31, 2008	11.31	.01		(5.04)	(5.03)	(.07)	(.19)	(.26)
Class E
April 30, 2013*	8.76	.03		1.34	1.37	(.07)	—	(.07)
October 31, 2012	8.38	.06		.37	.43	(.05)	—	(.05)
October 31, 2011	8.42	.04		(.06)	(.02)	(.02)	—	(.02)
October 31, 2010	7.30	.02		1.18	1.20	(.08)	—	(.08)
October 31, 2009	6.07	.08		1.22	1.30	(.07)	—	(.07)
October 31, 2008	11.37	.08		(5.08)	(5.00)	(.11)	(.19)	(.30)
Class S
April 30, 2013*	8.79	.05		1.34	1.39	(.10)	—	(.10)
October 31, 2012	8.41	.08		.37	.45	(.07)	—	(.07)
October 31, 2011	8.45	.06		(.06)	—	(.04)	—	(.04)
October 31, 2010	7.32	.04		1.19	1.23	(.10)	—	(.10)
October 31, 2009	6.09	.09		1.23	1.32	(.09)	—	(.09)
October 31, 2008	11.39	.10		(5.08)	(4.98)	(.13)	(.19)	(.32)
Class Y
April 30, 2013*	8.81	.05		1.35	1.40	(.11)	—	(.11)
October 31, 2012	8.42	.10		.38	.48	(.09)	—	(.09)
October 31, 2011	8.46	.08		(.07)	.01	(.05)	—	(.05)
October 31, 2010	7.32	.05		1.20	1.25	(.11)	—	(.11)
October 31, 2009	6.09	.11		1.21	1.32	(.09)	—	(.09)
October 31, 2008	8.16	—	(f)	(2.07)	(2.07)	—	—	—

See accompanying notes which are an integral part of the financial statements.

158	Russell Global Equity Fund

$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

10.06	15.75	10,270	1.50	1.50	.72	42
8.76	5.32	9,684	1.48	1.48	.72	107
8.37	(.18)	9,598	1.50	1.50	.45	83
8.41	16.66	7,732	1.49	1.49	.22	74
7.29	21.82	4,612	1.52	1.52	1.15	127
6.07	(45.03)	2,382	1.55	1.55	.82	160

9.99	15.36	13,388	2.25	2.25	(.04)	42
8.66	4.46	11,794	2.23	2.23	(.02)	107
8.29	(.96)	14,319	2.25	2.25	(.31)	83
8.37	15.76	12,471	2.24	2.24	(.53)	74
7.26	20.82	8,672	2.26	2.26	.61	127
6.02	(45.45)	7,534	2.30	2.30	.07	160

10.06	15.78	53,254	1.50	1.50	.70	42
8.76	5.25	47,176	1.48	1.48	.71	107
8.38	(.19)	47,601	1.50	1.50	.47	83
8.42	16.59	36,042	1.49	1.49	.29	74
7.30	21.77	14,492	1.51	1.51	1.28	127
6.07	(45.07)	10,096	1.55	1.55	.81	160

10.08	15.89	1,859,862	1.25	1.25	.97	42
8.79	5.49	1,538,904	1.23	1.23	.97	107
8.41	.01	1,391,111	1.25	1.25	.70	83
8.45	16.92	1,080,410	1.24	1.24	.50	74
7.32	22.07	426,936	1.26	1.26	1.53	127
6.09	(44.87)	306,198	1.30	1.30	1.09	160

10.10	16.06	1,087,575	1.05	1.05	1.15	42
8.81	5.79	1,043,120	1.05	1.05	1.18	107
8.42	.13	1,215,633	1.07	1.07	.85	83
8.46	17.06	1,296,377	1.06	1.06	.71	74
7.32	22.35	507,772	1.09	1.09	1.81	127
6.09	(25.37)	466,235	1.22	1.22	.52	160

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	159

Russell Investment Company

Russell Emerging Markets Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,072.40	$1,016.07
Expenses Paid During Period*	$9.04	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,067.80	$1,012.35
Expenses Paid During Period*	$12.87	$12.52

*	Expenses are equal to the Fund’s annualized expense ratio of 2.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,072.50	$1,016.07
Expenses Paid During Period*	$9.04	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

160	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,074.20	$1,017.31
Expenses Paid During Period*	$7.77	$7.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,074.70	$1,018.25
Expenses Paid During Period*	$6.79	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Emerging Markets Fund	161

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 89.5%
Argentina - 0.1%
Telecom Argentina SA - ADR (Ñ)	127,200	2,098
YPF SA - ADR	54,900	727

		2,825

Austria - 0.1%
Vienna Insurance Group AG	24,764	1,312

Bermuda - 1.5%
Brilliance China Automotive Holdings, Ltd. (Æ)	4,600,000	5,631
China Foods, Ltd. (Ñ)	517,732	264
China Resources Gas Group, Ltd.	485,749	1,362
Cosan, Ltd. Class A	376,261	7,807
Credicorp, Ltd.	29,980	4,515
Hopson Development Holdings, Ltd. (Æ)	348,000	580
K Wah International Holdings, Ltd.	2,815,000	1,538
Kosmos Energy, Ltd. (Æ)	43,662	480
Nine Dragons Paper Holdings, Ltd. (Ñ)	7,302,000	6,333
Shangri-La Asia, Ltd.	420,000	812
Yue Yuen Industrial Holdings, Ltd.	659,500	2,282

		31,604

Brazil - 9.3%
All America Latina Logistica SA	1,240,408	6,318
B2W Cia Global Do Varejo (Æ)	268,953	1,546
Banco Bradesco SA - ADR (Ñ)	579,471	9,613
Banco Bradesco SA	124,080	2,148
Banco do Brasil SA	1,263,700	15,872
Banco Santander Brasil SA - ADR (Æ)	1,305,982	9,690
Banco Santander Brasil SA	297,592	2,182
BM&FBovespa SA	1,391,300	9,659
Braskem SA - ADR (Ñ)	175,500	3,098
BRF SA - ADR	244,300	6,066
Brookfield Incorporacoes SA (Æ)	1,337,352	1,464
CCR SA	225,300	2,227
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	130,800	7,267
Cia de Bebidas das Americas - ADR	169,800	7,135
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	163,440	2,300
Cia de Saneamento de Minas Gerais-COPASA (Æ)	128,000	2,975
Cia Hering	20,800	425
Even Construtora e Incorporadora SA	64,400	304
Fibria Celulose SA - ADR (Æ)(Ñ)	315,300	3,371
Gerdau SA - ADR	205,900	1,616
Gol Linhas Aereas Inteligentes SA - ADR (Æ)(Ñ)	372,100	2,300
Grupo BTG Pactual	231,387	3,843
Hypermarcas SA (Æ)	609,600	4,878
Itau Unibanco Holding SA - ADR	563,882	9,490
Itau Unibanco Holding SA	12,400	211
JHSF Participacoes SA (Æ)	532,400	1,940
Light SA	261,100	2,636
Lojas Renner SA	92,849	3,539

	Principal Amount ($) or Shares	Fair Value $
Marfrig Alimentos SA (Æ)	304,014	1,035
Minerva SA (Æ)	188,900	1,076
Natura Cosmeticos SA	104,400	2,644
Oi SA	96,866	285
Oi SA - ADR	20,497	58
Petroleo Brasileiro SA - ADR (Æ)(Ñ)	1,326,799	25,835
Raia Drogasil SA (Æ)	46,600	502
Rossi Residencial SA (Æ)	1,021,077	1,725
Santos Brasil Participacoes SA	101,400	1,604
Telefonica Brasil SA - ADR	94,670	2,516
Tim Participacoes SA - ADR	204,300	4,262
Tractebel Energia SA	97,001	1,728
Ultrapar Participacoes SA	121,892	3,248
Vale SA Class B - ADR (Ñ)	1,386,955	23,192

		193,823

Canada - 0.4%
First Quantum Minerals, Ltd. (Æ)	422,680	7,380

Cayman Islands - 5.6%
51job, Inc. - ADR (Æ)(Ñ)	60,140	3,464
AAC Technologies Holdings, Inc.	859,904	4,194
ASM Pacific Technology, Ltd.	480,698	4,956
Baidu, Inc. - ADR (Æ)	114,012	9,788
China Forestry Holdings Co., Ltd. (Æ)	871,100	—
China Lumena New Materials Corp. (Ñ)	2,156,000	470
China Mengniu Dairy Co., Ltd.	1,670,000	4,702
China Metal Recycling Holdings, Ltd.	335,400	408
China Resources Cement Holdings, Ltd. (Ñ)	1,332,847	768
China Resources Land, Ltd.	260,000	787
China Shanshui Cement Group, Ltd.	551,000	312
China ZhengTong Auto Services Holdings, Ltd. (Æ)(Ñ)	5,143,500	3,188
Country Garden Holdings Co., Ltd.	9,250,000	5,245
Ctrip.com International, Ltd. - ADR (Æ)(Ñ)	61,343	1,348
Daphne International Holdings, Ltd.	1,478,000	1,539
Dongyue Group (Ñ)	641,000	358
Eurasia Drilling Co., Ltd. - GDR	26,311	1,029
Evergrande Real Estate Group, Ltd. (Ñ)	15,675,000	6,403
Foxconn International Holdings, Ltd. (Æ)	3,449,000	1,333
Greentown China Holdings, Ltd.	423,000	822
Hengan International Group Co., Ltd.	167,500	1,731
Himax Technologies, Inc. - ADR	140,460	772
Ju Teng International Holdings, Ltd.	1,129,000	735
Kingboard Chemical Holdings, Ltd.	186,000	506
KWG Property Holding, Ltd.	1,938,400	1,339
Lee & Man Paper Manufacturing, Ltd.	5,894,000	4,382
Li Ning Co., Ltd. (Æ)(Ñ)	972,270	536
Longfor Properties Co., Ltd.	891,552	1,489
Melco Crown Entertainment, Ltd. - ADR (Æ)	539,670	13,281
MGM China Holdings, Ltd.	833,600	1,966
Mongolian Mining Corp. (Æ)	1,972,552	585
Pacific Textile Holdings, Ltd.	1,012,000	1,249
Parkson Retail Group, Ltd.	1,567,308	848
Real Gold Mining, Ltd. (Æ)	463,232	84
Sands China, Ltd.	927,200	4,863
Shenzhou International Group Holdings, Ltd.	767,000	2,224

162	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Shimao Property Holdings, Ltd.	3,143,000	6,772
SINA Corp. (Æ)	39,000	2,196
Sunac China Holdings, Ltd.	929,000	749
Sunny Optical Technology Group Co., Ltd.	1,050,000	1,394
Tencent Holdings, Ltd.	227,900	7,818
Tingyi Cayman Islands Holding Corp.	1,120,000	3,096
TPK Holding Co., Ltd.	56,000	1,137
Truly International Holdings	1,894,000	1,010
Vipshop Holdings, Ltd. - ADR (Æ)(Ñ)	87,000	2,679
Want Want China Holdings, Ltd.	977,238	1,549
Xingda International Holdings, Ltd.	1,053,000	403

		116,507

Chile - 0.3%
Embotelladora Andina SA - ADR (Ñ)	35,449	1,411
Sociedad Quimica y Minera de Chile SA - ADR	80,200	3,969

		5,380

China - 4.5%
Anhui Conch Cement Co., Ltd. Class H (Ñ)	1,786,887	6,470
China Construction Bank Corp. Class H	22,725,120	19,035
China Life Insurance Co., Ltd. Class H	1,147,000	3,134
China Life Insurance Co., Ltd. - ADR	41,777	1,741
China Merchants Bank Co., Ltd. Class H	1,655,274	3,528
China Merchants Property Development Co., Ltd. Class B	213,120	659
China Minsheng Banking Corp., Ltd. Class H	1,178,000	1,514
China National Building Material Co., Ltd. Class H	2,390,000	2,821
China Petroleum & Chemical Corp. Class H	9,747,500	10,664
China Shenhua Energy Co., Ltd. Class H	264,197	935
China Shipping Container Lines Co., Ltd. Class H (Æ)(Ñ)	8,314,000	1,982
China Telecom Corp., Ltd. Class H	7,018,000	3,581
China Telecom Corp., Ltd. - ADR	21,922	1,129
Dongfang Electric Corp., Ltd. Class H (Ñ)	199,400	280
Haitong Securities Co., Ltd. Class H (Æ)	526,000	766
Harbin Electric Co., Ltd. Class H	620,000	475
Huaneng Power International, Inc. Class H	1,464,000	1,692
Industrial & Commercial Bank of China, Ltd. Class H	18,929,000	13,318
Jiangsu Expressway Co., Ltd. Class H	1,448,000	1,586
Jiangsu Future Land Co., Ltd. Class B	1,145,402	885
People’s Insurance Co. Group of China, Ltd. Class H (Æ)	802,000	420
PetroChina Co., Ltd. - ADR (Ñ)	18,100	2,314
PICC Property & Casualty Co., Ltd. Class H	1,596,000	2,049
Ping An Insurance Group Co. of China, Ltd. Class H	437,000	3,461
Shanghai Electric Group Co., Ltd. Class H	970,000	340
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,083,300	2,231
Tsingtao Brewery Co., Ltd. Class H	758,000	5,084
Wumart Stores, Inc. Class H	1,271,327	2,228

		94,322

	Principal Amount ($) or Shares	Fair Value $
Colombia - 0.3%
Bancolombia SA	116,598	1,917
Bancolombia SA - ADR	12,799	867
Ecopetrol SA - ADR (Ñ)	74,900	3,563

		6,347

Cyprus - 0.0%
Global Ports Investments PLC - GDR (Þ)	32,776	513
Global Ports Investments PLC - GDR	24,438	382

		895

Czech Republic - 0.2%
Komercni Banka AS (Ñ)	20,372	3,894

Hong Kong - 4.5%
AIA Group, Ltd.	1,709,600	7,589
BOC Hong Kong Holdings, Ltd.	1,612,000	5,546
China Merchants Holdings International Co., Ltd.	1,534,156	4,853
China Mobile, Ltd.	1,547,651	16,942
China Mobile, Ltd. - ADR (Ñ)	163,436	9,028
China Overseas Land & Investment, Ltd.	6,738,667	20,580
China Resources Enterprise, Ltd.	1,354,480	4,643
China Resources Power Holdings Co., Ltd.	654,000	2,141
China Unicom Hong Kong, Ltd.	1,136,000	1,631
China Unicom Hong Kong, Ltd. - ADR (Ñ)	229,939	3,318
CNOOC, Ltd.	1,871,000	3,491
CNOOC, Ltd. - ADR	42,471	7,957
Dah Chong Hong Holdings, Ltd.	3,261,000	3,005
Lenovo Group, Ltd.	1,046,200	956
Poly Property Group Co., Ltd.	757,000	528
Shenzhen Investment, Ltd.	1,010,000	423
Singamas Container Holdings, Ltd.	1,622,000	397

		93,028

Hungary - 0.5%
MOL Hungarian Oil and Gas PLC	36,160	2,568
MOL Hungarian Oil and Gas PLC - ADR	4,213	143
OTP Bank PLC	113,822	2,372
Richter Gedeon Nyrt	31,624	4,697

		9,780

India - 5.7%
Aban Offshore, Ltd.	63,929	368
Ambuja Cements, Ltd. (Þ)	1,264,143	4,377
Ambuja Cements, Ltd. (Å)	12,393	43
Apollo Tyres, Ltd.	473,827	850
Axis Bank, Ltd.	209,254	5,798
Bajaj Auto, Ltd.	159,332	5,561
Balrampur Chini Mills, Ltd. Class A (Æ)	479,005	419
Bank of Baroda	133,756	1,735
Bank of India	264,130	1,608
Cairn India, Ltd.	241,476	1,398
Canara Bank	75,942	585
Cipla, Ltd./India	83,748	630
Coal India, Ltd.	291,868	1,729
Dabur India, Ltd. Class A (Þ)	1,335,049	3,663

Russell Emerging Markets Fund	163

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Dabur India, Ltd. Class A (Å)	41,449	114
HCL Technologies, Ltd.	196,478	2,631
HDFC Bank, Ltd. - ADR	213,870	9,077
Hindustan Unilever, Ltd.	317,207	3,437
ICICI Bank, Ltd.	131,900	2,849
ICICI Bank, Ltd. - ADR	130,404	6,105
Indian Oil Corp., Ltd.	187,875	1,044
Infosys, Ltd. - ADR (Ñ)	115,040	4,802
Infosys, Ltd.	81,476	3,381
Kotak Mahindra Bank, Ltd. (Å)	277,523	3,642
Lupin, Ltd. (Å)	47,106	614
Mahindra & Mahindra, Ltd.	113,962	1,955
Maruti Suzuki India, Ltd.	177,543	5,502
MRF, Ltd.	3,225	801
Petronet LNG, Ltd.	511,819	1,326
Punjab National Bank	193,363	2,756
Reliance Industries, Ltd. - GDR (Þ)	333,894	9,840
State Bank of India	69,430	2,918
Sun TV Network, Ltd.	49,887	386
Tata Chemicals, Ltd.	236,756	1,423
Tata Consultancy Services, Ltd.	211,752	5,418
Tata Global Beverages, Ltd.	1,066,726	2,916
Tata Motors, Ltd.	360,180	2,006
Tata Motors, Ltd. Class A	287,674	923
TVS Motor Co., Ltd.	645,260	459
Ultratech Cement, Ltd.	62,041	2,189
Union Bank of India	706,070	3,208
Unitech, Ltd. (Æ)	1,289,124	644
United Phosphorus, Ltd.	368,340	965
United Spirits, Ltd.	76,751	3,150
Zee Entertainment Enterprises, Ltd.	560,060	2,431

		117,676

Indonesia - 3.7%
Alam Sutera Realty Tbk PT	47,262,500	5,104
Astra International Tbk PT	6,862,000	5,188
Bank Mandiri Persero Tbk PT	3,699,500	3,995
Bank Negara Indonesia Persero Tbk PT	3,170,900	1,761
Bank Rakyat Indonesia Persero Tbk PT	13,084,000	12,650
Bumi Serpong Damai PT	4,440,000	790
Charoen Pokphand Indonesia Tbk PT	3,653,000	1,897
Gudang Garam Tbk PT	188,500	958
Indocement Tunggal Prakarsa Tbk PT	1,365,071	3,707
Indofood Sukses Makmur Tbk PT	2,603,500	1,968
Jasa Marga Persero Tbk PT	6,726,500	4,635
Kalbe Farma Tbk PT	32,485,000	4,644
Lippo Karawaci Tbk PT	12,392,500	1,721
Media Nusantara Citra Tbk PT	1,869,500	601
Mitra Adiperkasa Tbk PT	576,500	489
Perusahaan Gas Negara Persero Tbk PT	11,074,500	7,119
Ramayana Lestari Sentosa Tbk PT	4,222,992	626
Semen Indonesia Persero Tbk PT	4,551,025	8,613
Tambang Batubara Bukit Asam Persero Tbk PT	1,598,500	2,507
Telekomunikasi Indonesia Persero Tbk PT	1,501,098	1,806
Telekomunikasi Indonesia Persero Tbk PT - ADR	37,279	1,785
United Tractors Tbk PT	1,213,757	2,216

	Principal Amount ($) or Shares	Fair Value $
Wijaya Karya Persero Tbk PT	6,112,000	1,509

		76,289

Ireland - 0.1%
Dragon Oil PLC	269,159	2,647

Isle of Man - 0.0%
Zhaikmunai, LP - GDR	81,923	860

Israel - 0.1%
Israel Chemicals, Ltd.	171,593	2,041

Jersey - 0.1%
West China Cement, Ltd.	8,225,485	1,442

Kazakhstan - 0.1%
KazMunaiGas Exploration Production JSC - GDR	104,180	1,870

Kenya - 0.0%
Safaricom, Ltd.	8,226,500	672

Luxembourg - 1.4%
MHP SA - GDR (Æ)	101,634	1,880
O’Key Group SA - GDR	15,666	188
SHS Genesis Smaller Co.	143,920	20,634
Tenaris SA - ADR (Ñ)	98,300	4,374
Ternium SA - ADR	105,821	2,477

		29,553

Malaysia - 1.1%
Axiata Group BHD	3,827,200	8,516
CIMB Group Holdings BHD	505,902	1,287
DiGi.Com BHD - GDR	1,430,900	2,182
Gamuda BHD	870,300	1,164
Lafarge Malayan Cement BHD (Æ)	205,941	672
Malayan Banking BHD	727,300	2,300
RHB Capital BHD	95,574	266
Sapurakencana Petroleum BHD (Æ)	2,446,100	2,557
Tenaga Nasional BHD	203,400	525
UEM Land Holdings BHD (Æ)	3,843,900	3,171

		22,640

Mexico - 5.1%
Alfa SAB de CV Class A	1,362,783	3,165
Alsea SAB de CV (Æ)	89,076	272
America Movil SAB de CV - ADR (Ñ)	651,579	13,931
Arca Continental SAB de CV (Æ)	114,300	943
Banregio Grupo Financiero SAB de CV (Æ)	101,957	562
Bolsa Mexicana de Valores SAB de CV (Æ)	208,133	567
Cemex SAB de CV Class Preference (Æ)	1,925,456	2,171
Cemex SAB de CV - ADR (Æ)	1,193,267	13,424
Coca-Cola Femsa SAB de CV - ADR (Ñ)	22,700	3,663
Corp. Moctezuma SAB de CV	255,663	796
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	174,600	852
Empresas ICA SAB de CV - ADR (Æ)(Ñ)	213,500	2,351

164	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Fomento Economico Mexicano SAB de CV - ADR	136,925	15,526
Fomento Economico Mexicano SAB de CV	36,100	411
Genomma Lab Internacional SAB de CV Class B (Æ)	93,152	201
Gruma SAB de CV Class B (Æ)	445,450	2,225
Grupo Aeroportuario del Pacifico SAB de CV - ADR	5,806	336
Grupo Aeroportuario del Sureste SAB de CV Class B	109,400	1,358
Grupo Aeroportuario del Sureste SAB de CV - ADR	28,500	3,537
Grupo Financiero Banorte SAB de CV Class O	2,839,177	21,409
Grupo Financiero Inbursa SAB de CV Class O	686,854	2,013
Grupo Televisa SAB - ADR	450,093	11,396
Megacable Holdings SAB de CV	344,903	1,118
Mexichem SAB de CV	124,300	634
OHL Mexico SAB de CV (Æ)	233,806	725
Promotora y Operadora de Infraestructura SAB de CV (Æ)	49,159	438
Wal-Mart de Mexico SAB de CV	856,191	2,725

		106,749

Netherlands - 0.2%
OCI NV (Æ)	142,620	4,278
X5 Retail Group NV - GDR (Æ)	25,297	444

		4,722

Nigeria - 0.6%
Afriland Properties PLC (Æ)(ö)	591,612	—
FBN Holdings PLC (Æ)	2,827,201	334
First City Monument Bank PLC (Æ)	15,030,377	428
Guaranty Trust Bank PLC	11,056,152	1,806
Guaranty Trust Bank PLC - GDR	129,606	1,063
Nigerian Breweries PLC	1,842,822	1,923
UBA Capital PLC (Æ)	1,541,097	11
United Bank for Africa PLC Class A (Æ)	19,523,214	851
Zenith Bank PLC	42,428,354	5,411

		11,827

Pakistan - 0.1%
Lucky Cement, Ltd.	641,500	1,131

Panama - 0.3%
Copa Holdings SA Class A	54,900	6,894

Philippines - 1.3%
Alliance Global Group, Inc.	14,048,100	8,089
BDO Unibank, Inc. (Æ)	476,600	1,062
Bloomberry Resorts Corp. (Æ)	5,871,900	1,712
Megaworld Corp.	44,322,000	4,469
Metropolitan Bank & Trust - ADR	2,177,752	6,587
SM Investments Corp.	108,990	3,032
Universal Robina Corp.	419,700	1,212

		26,163

	Principal Amount ($) or Shares	Fair Value $
Poland - 0.9%
Alior Bank SA (Æ)(Ñ)	32,575	732
Bank Pekao SA	54,536	2,615
Jastrzebska Spolka Weglowa SA	10,439	276
KGHM Polska Miedz SA (Ñ)	261,591	12,252
Polski Koncern Naftowy Orlen S.A. (Æ)	218,946	3,395

		19,270

Qatar - 0.1%
Industries Qatar QSC	19,920	941
Qatar National Bank SAQ	32,300	1,198
Qatar Telecom Qtel QSC	17,900	565

		2,704

Russia - 6.8%
Gazprom OAO - ADR	2,131,840	16,948
Gazprom OAO - ADR (Æ)	1,709,244	13,563
LSR Group - GDR	150,598	655
LSR Group	6,272	112
Lukoil OAO - ADR (Æ)	386,942	24,629
Lukoil OAO - ADR	271,100	17,188
Magnit OJSC	14,854	3,168
MMC Norilsk Nickel OJSC - ADR	160,670	2,462
Mobile Telesystems OJSC - ADR	262,287	5,429
NovaTek OAO - GDR	43,114	4,363
Novolipetsk Steel OJSC - GDR	220,344	3,658
Novorossiysk Commercial Sea Port PJSC - GDR	97,861	675
Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	163
Pharmstandard - GDR (Æ)	39,300	822
Pharmstandard OJSC - GDR (Æ)	5,800	121
Raspadskaya OAO (Æ)	297,534	436
Rosneft OAO - GDR	637,076	4,354
Sberbank of Russia	4,565,907	14,535
Sberbank of Russia - ADR (Æ)	1,276,531	16,416
Sberbank of Russia - ADR	285,104	3,666
Sberbank of Russia - GDR (Æ)(Þ)	70,184	894
Surgutneftegas OAO - ADR	593,771	5,066
Uralkali - GDR	29,289	1,060

		140,383

South Africa - 3.6%
African Bank Investments, Ltd.	289,542	919
Anglo American Platinum, Ltd. (Æ)	23,843	904
AngloGold Ashanti, Ltd. - ADR	40,900	798
ArcelorMittal South Africa, Ltd. Class H (Æ)	279,244	715
Aspen Pharmacare Holdings, Ltd. (Æ)	225,660	4,901
Astral Foods, Ltd.	20,938	220
AVI, Ltd.	385,400	2,319
Bidvest Group, Ltd. (Æ)	332,468	8,646
Discovery Holdings, Ltd.	361,732	3,295
FirstRand, Ltd.	646,600	2,247
Impala Platinum Holdings, Ltd.	154,800	2,113
Life Healthcare Group Holdings, Ltd.	836,808	3,535
Mediclinic International, Ltd.	451,531	3,273
Mr Price Group, Ltd.	219,558	3,156

Russell Emerging Markets Fund	165

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

MTN Group, Ltd.	270,884	4,884
Nampak, Ltd.	279,800	1,028
Nedbank Group, Ltd.	73,889	1,570
Pick n Pay Stores, Ltd.	233,583	1,106
Pick’n Pay Holdings, Ltd.	38,790	77
Remgro, Ltd.	235,761	4,755
Sanlam, Ltd.	611,464	3,134
Sasol, Ltd. - ADR	70,110	3,044
Shoprite Holdings, Ltd. - ADR	197,076	3,736
Standard Bank Group, Ltd.	796,868	9,955
Vodacom Group, Ltd. - ADR	274,134	3,214
Woolworths Holdings, Ltd.	58,771	458

		74,002

South Korea - 11.4%
Able C&C Co., Ltd.	43,545	2,376
Amorepacific Corp.	3,011	2,461
Amorepacific Group	3,820	1,450
CJ CGV Co., Ltd.	6,869	351
CJ Hellovision Co., Ltd. (Æ)	68,100	1,060
Daesang Corp.	14,040	542
Daum Communications Corp.	6,655	544
DGB Financial Group, Inc.	171,380	2,396
Dongbu Insurance Co., Ltd.	27,320	1,103
Dongwon F&B Co., Ltd.	8,464	1,045
Hankook Tire Co., Ltd.	84,816	3,689
Hanmi Pharm Co., Ltd. (Æ)	1,929	285
Hanwha Life Insurance Co., Ltd. (Æ)	102,650	625
Hyosung Corp.	32,140	1,617
Hyundai Heavy Industries Co., Ltd.	6,644	1,213
Hyundai Marine & Fire Insurance Co., Ltd.	75,570	2,127
Hyundai Mobis	4,205	955
Hyundai Motor Co.	28,864	5,229
Kangwon Land, Inc.	79,860	2,259
KB Financial Group, Inc. - ADR	200,945	6,591
KB Financial Group, Inc.	112,669	3,683
KCC Corp.	13,454	3,995
Kia Motors Corp.	148,255	7,377
Korea Electric Power Corp. (Æ)	252,313	7,251
Korea Electric Power Corp. - ADR	85,197	1,220
Korea Gas Corp.	9,135	586
Korea Zinc Co., Ltd.	2,760	791
Korean Air Lines Co., Ltd. (Æ)	10,440	335
KT Corp. - ADR	262,599	4,270
KT Corp.	112,860	3,694
LG Chem, Ltd.	11,225	2,650
LG Display Co., Ltd. (Æ)	232,700	6,328
LG Display Co., Ltd. - ADR (Ñ)	175,700	2,411
LG Electronics, Inc. Class H	42,384	3,391
LG Life Sciences, Ltd. (Æ)	7,145	356
LIG Insurance Co., Ltd.	53,800	1,106
Lotte Chilsung Beverage Co., Ltd.	3,392	5,295
Lotte Confectionery Co., Ltd.	2,265	3,949
Macquarie Korea Infrastructure Fund	948,090	6,009
MegaStudy Co., Ltd.	4,756	324
Meritz Fire & Marine Insurance Co., Ltd.	82,146	891
NongShim Co., Ltd.	2,934	894

	Principal Amount ($) or Shares	Fair Value $
OCI Co., Ltd.	11,490	1,476
Samsung Electronics Co., Ltd.	47,362	65,368
Samsung Electronics Co., Ltd. - GDR	34,721	18,031
Samsung Fire & Marine Insurance Co., Ltd.	63,097	12,977
Samsung Life Insurance Co., Ltd.	75,680	7,456
Shinhan Financial Group Co., Ltd.	98,489	3,407
SK Hynix, Inc. (Æ)	253,460	6,881
SK Telecom Co., Ltd. - ADR (Ñ)	599,042	11,675
SK Telecom Co., Ltd.	22,602	3,971
SKC Co., Ltd.	37,350	1,126

		237,092

Spain - 0.1%
Banco Santander SA - ADR (Ñ)	107,500	2,864

Switzerland - 0.1%
Coca-Cola HBC AG - ADR (Æ)	77,631	2,007

Taiwan - 5.9%
Advanced Semiconductor Engineering, Inc.	5,808,459	5,009
Advanced Semiconductor Engineering, Inc. - ADR	166,078	744
Advantech Co., Ltd.	577,000	2,757
Cathay Financial Holding Co., Ltd.	2,212,000	2,976
Cheng Shin Rubber Industry Co., Ltd. (Æ)	336,000	1,137
China Life Insurance Co., Ltd. (Æ)	1,279,065	1,298
Chinatrust Financial Holding Co., Ltd.	801,399	486
Chunghwa Picture Tubes	11,059,000	719
Delta Electronics, Inc.	576,970	2,766
Elan Microelectronics Corp.	439,000	1,168
Far EasTone Telecommunications Co., Ltd.	749,000	1,825
Fubon Financial Holding Co., Ltd.	1,312,000	1,874
Gigabyte Technology Co., Ltd.	447,000	426
Grape King Industrial Co. (Æ)	81,000	291
Hiwin Technologies Corp.	305,400	2,152
Hon Hai Precision Industry Co., Ltd.	4,687,576	12,103
Innolux Corp. (Æ)	5,135,000	3,210
King Yuan Electronics Co., Ltd.	3,292,000	2,342
King’s Town Bank (Æ)	813,000	744
Largan Precision Co., Ltd.	163,000	4,452
Lite-On Technology Corp.	1,186,572	2,135
Makalot Industrial Co., Ltd.	106,000	449
MediaTek, Inc.	746,022	9,100
Pou Chen Corp. Class B	590,000	696
President Chain Store Corp.	212,000	1,307
Richtek Technology Corp.	81,706	450
ScinoPharm Taiwan, Ltd.	541,000	1,258
Shin Kong Financial Holding Co., Ltd. (Æ)	1,730,000	546
St. Shine Optical Co., Ltd.	62,000	1,303
Star Comgistic Capital Co., Ltd.	734,200	316
Taiwan Semiconductor Manufacturing Co., Ltd.	7,905,133	29,331
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	717,982	13,699
Teco Electric and Machinery Co., Ltd.	585,000	550
TTY Biopharm Co., Ltd.	199,000	659
Uni-President Enterprises Corp.	2,208,675	4,348

166	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

United Microelectronics Corp.	8,558,795	3,263
Winbond Electronics Corp. (Æ)	4,811,000	1,337
Wistron Corp.	2,346,765	2,382
Yageo Corp. (Æ)	3,955,000	1,252
Yuanta Financial Holding Co., Ltd.	1,202,000	611

		123,471

Thailand - 5.1%
Advanced Info Service PCL	485,400	4,465
Airports of Thailand PCL	687,100	3,383
Bangkok Bank PCL	909,500	7,018
Bangkok Dusit Medical Services PCL Class F	1,567,400	9,025
Bank of Ayudhya PCL (Å)	4,224,790	4,714
Banpu PCL	141,400	1,638
Berli Jucker PCL	226,600	569
Big C Supercenter PCL	199,300	1,569
Central Pattana PCL	248,500	847
CP ALL PCL	2,012,800	2,915
Delta Electronics Thailand PCL	1,980,600	2,564
Home Product Center PCL	4,754,563	2,430
Jasmine International PCL	26,970,200	7,581
Land and Houses PCL	9,010,300	4,022
LPN Development PCL	3,977,400	3,239
Minor International PCL	1,146,200	1,172
Pruksa Real Estate PCL	1,437,500	1,433
PTT PCL	545,600	6,060
Robinson Department Store PCL	830,000	2,255
SC Asset Corp. PCL	1,705,000	453
Shin Corp. PCL (Æ)	2,219,300	6,522
Siam Cement PCL	227,800	3,710
Siam Commercial Bank PCL	1,524,101	9,659
Sri Trang Agro-Industry PCL	1,066,900	567
Supalai PCL	3,111,300	2,173
Thai Beverage PCL	14,035,890	6,894
Thanachart Capital PCL	1,471,100	2,255
Tisco Financial Group PCL	1,745,300	3,270
TMB Bank PCL	7,061,305	659
VGI Global Media PCL	504,300	2,251
WHA Corp. PCL	501,080	841

		106,153

Turkey - 4.0%
Akbank TAS	905,449	4,758
Akfen Holding AS (Æ)	138,748	421
Alarko Carrier Sanayii VE Ticaret AS	32,344	732
Anadolu Efes Biracilik Ve Malt Sanayii AS	214,613	3,567
Arcelik AS	1,094,001	8,513
Aselsan Elektronik Sanayi Ve Ticaret AS	204,930	1,217
Asya Katilim Bankasi AS (Æ)	694,117	840
Aygaz AS	417,092	2,275
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	384,939	1,074
Coca-Cola Icecek AS	24,300	678
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,323,478	1,890
Haci Omer Sabanci Holding AS	171,386	1,066

	Principal Amount ($) or Shares	Fair Value $
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (Æ)	201,922	570
Koza Altin Isletmeleri AS	139,691	2,790
Petkim Petrokimya Holding AS	1,039,466	1,809
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	520,628	610
Tekfen Holding AS	912,926	3,544
Tofas Turk Otomobil Fabrikasi AS	124,823	870
Turk Hava Yollari (Æ)	3,285,402	13,671
Turk Traktor ve Ziraat Makineleri AS	61,553	2,326
Turkcell Iletisim Hizmetleri AS (Æ)	492,710	3,051
Turkcell Iletisim Hizmetleri AS - ADR (Æ)	122,300	1,910
Turkiye Garanti Bankasi AS	1,501,541	8,292
Turkiye Halk Bankasi AS	423,115	4,614
Turkiye Is Bankasi Class C	713,680	2,755
Turkiye Vakiflar Bankasi Tao Class D	810,097	2,892
Yapi ve Kredi Bankasi AS	2,138,565	6,633

		83,368

United Arab Emirates - 0.1%
Emaar Properties PJSC	1,172,100	1,790

United Kingdom - 3.1%
Anglo American PLC	521,752	12,663
Anglo American PLC - ADR	124,500	1,516
Bank of Georgia Holdings PLC	109,839	2,749
Genesis Indian Investment Co., Ltd.	213,572	18,803
Hikma Pharmaceuticals PLC	270,356	4,103
SABMiller PLC - ADR	332,566	17,954
Tullow Oil PLC	484,476	7,533

		65,321

United States - 1.1%
Avon Products, Inc.	513,400	11,890
Cognizant Technology Solutions Corp. Class A (Æ)	32,832	2,128
First Cash Financial Services, Inc. (Æ)	40,800	2,100
Sohu.com, Inc. (Æ)(Ñ)	59,300	3,050
X5 Retail Group NV - GDR (Æ)	200,865	3,523

		22,691

Zimbabwe - 0.0%
Delta Corp., Ltd.	645,600	820

Total Common Stocks (cost $1,554,182)		1,862,209

Preferred Stocks - 1.8%
Brazil - 1.1%
Alpargatas SA	130,196	864
Banco Bradesco SA	228,580	3,759
Banco do Estado do Rio Grande do Sul SA	35,600	304
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class Preference	17,480	968
Cia de Bebidas das Americas	79,700	3,298
Investimentos Itau SA	1,095,013	5,462
Itau Unibanco Holding SA	344,700	5,796
Marcopolo SA	119,700	805

Russell Emerging Markets Fund	167

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Oi SA	515,798	1,276
Telefonica Brasil SA	110	3
Vale SA Class Preference	79,500	1,297

		23,832

Chile - 0.0%
Embotelladora Andina SA	61,665	418
Embotelladora Andina SA Class A	13,200	70

		488

China - 0.0%
Li Ning Co. (Æ)	486,135	268

Colombia - 0.0%
Bancolombia SA	7,200	118

Russia - 0.2%
AK Transneft OAO	1,756	3,543

South Korea - 0.5%
Samsung Electronics Co., Ltd.	12,279	9,711

Total Preferred Stocks (cost $29,829)		37,960

Certificates of Participation - 0.8%
Bahamas - 0.1%
Credit Suisse Nassau Zero coupon due 03/29/16 (Å)	773	1,828

United Kingdom - 0.7%
HSBC Bank PLC
Zero coupon due 11/24/14	53	917
Zero coupon due 03/27/15	19	181
Zero coupon due 05/04/15	67	3,077
Series 0001 Zero coupon due 12/05/14	177	3,776
Series 0005 Zero coupon due 09/23/13	6,550	2,422
Series 0006 Zero coupon due 02/23/15	8,580	4,054

		14,427

United States - 0.0%
Citigroup Global Markets Holdings, Inc.
Series 2 Zero coupon due 10/28/13	317	504

Total Certificates of Participation (cost $21,091)		16,759

	Principal Amount ($) or Shares		Fair Value $
Warrants & Rights - 0.3%
Brazil - 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Æ)
2013 Rights	20		—

Curacao - 0.2%
Emaar Properties PJSC (Æ)
2015 Warrants	1,060,430		1,620
First Gulf Bank PJSC (Æ)
2015 Warrants	533,770		2,151

			3,771

Germany - 0.1%
Almarai Co., Ltd. (Þ)(Æ)
2016 Warrants	33,526		581
Commercial Bank of Qatar QSC (The) (Æ)
2017 Warrants	128,068		2,280

			2,861

Thailand - 0.0%
TISCO (Æ)
2013 Rights	174,530		184

Total Warrants & Rights (cost $6,224)			6,816

Short-Term Investments - 6.3%
United States - 6.3%
Russell U.S. Cash Management Fund	130,077,014	(¥)	130,077

Total Short-Term Investments (cost $130,077)			130,077

Other Securities - 4.2%
Russell U.S. Cash Collateral Fund (×)	87,056,746	(¥)	87,057

Total Other Securities (cost $87,057)			87,057

Total Investments - 102.9% (identified cost $1,828,460)			2,140,878

Other Assets and Liabilities, Net - (2.9%)			(60,188)

Net Assets - 100.0%			2,080,690

See accompanying notes which are an integral part of the financial statements.

168	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.5%
Ambuja Cements, Ltd.	05/24/12	12,393	2.50	31	43
Bank of Ayudhya PCL	04/18/11	4,224,790	0.87	3,655	4,714
Credit Suisse Nassau	03/26/13	773	199.95	1,546	1,828
Dabur India, Ltd.	10/25/11	41,449	2.06	86	114
Kotak Mahindra Bank, Ltd.	03/26/12	277,523	10.50	2,914	3,642
Lupin, Ltd.	07/15/11	47,106	10.76	507	614

					10,955

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	169

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
FTSE JSE Top 40 Index Futures (South Aftrica)	206	ZAR	70,567	06/13	(368)
Hang Seng Index Futures (Hong Kong)	79	HKD	89,286	05/13	180
H-shares Index Futures (Hong Kong)	164	HKD	89,109	05/13	103
KOSPI 200 Index Futures (South Korea)	144	KRW	18,514,800	06/13	(359)
Mexico Bolsa Index Futures (Mexico)	133	MXN	56,194	06/13	(188)
MSCI Taiwan Index Futures (Taiwan)	495	USD	14,479	05/13	235
SGX CNX Nifty Index Futures (India)	760	USD	9,004	05/13	134
TurkDEX ISE-30 Index Futures (Turkey)	470	TRY	4,969	06/13	30

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(233)

See accompanying notes which are an integral part of the financial statements.

170	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	2,492	BRL	5,000	05/03/13	7
Bank of America	USD	7,106	BRL	14,225	05/03/13	3
Bank of America	USD	7,080	BRL	14,225	06/04/13	3
Bank of America	USD	1,429	KRW	1,582,500	06/19/13	6
Bank of America	USD	2,027	MXN	25,506	06/19/13	66
Bank of America	USD	943	TRY	1,721	06/19/13	12
Bank of America	USD	944	TRY	1,721	06/19/13	11
Bank of America	BRL	5,000	USD	2,498	05/03/13	(1)
Bank of America	BRL	14,225	USD	7,105	05/03/13	(4)
Bank of Montreal	USD	3,866	HKD	30,000	06/19/13	1
Bank of New York	USD	755	HKD	5,861	05/02/13	—
Bank of New York	USD	1,325	HKD	10,285	05/03/13	—
Bank of New York	PLN	266	USD	83	05/02/13	(1)
Barclays Bank PLC	USD	1,105	BRL	2,191	05/03/13	(10)
Barclays Bank PLC	BRL	2,191	USD	1,095	05/03/13	(1)
Barclays Bank PLC	KRW	1,458,441	USD	1,283	06/13/13	(39)
Citibank	USD	5,817	BRL	11,725	05/03/13	43
Citibank	USD	364	INR	20,000	06/19/13	4
Citibank	USD	3,251	INR	180,000	06/19/13	60
Citibank	USD	525	RUB	16,751	06/13/13	10
Citibank	USD	2,926	ZAR	26,554	06/13/13	17
Citibank	BRL	11,725	USD	5,858	05/03/13	(3)
Citibank	MXN	16,752	USD	1,376	06/13/13	1
Citibank	PLN	10,214	USD	3,187	06/13/13	(36)
Citibank	RUB	71,721	USD	2,270	06/13/13	(19)
Citibank	RUB	159,142	USD	5,089	06/13/13	10
Deutsche Bank AG	USD	2,928	IDR	28,553,811	06/13/13	(6)
Deutsche Bank AG	USD	1,093	MXN	14,013	06/13/13	57
Deutsche Bank AG	USD	1,575	MXN	19,712	06/13/13	43
Deutsche Bank AG	USD	732	MXN	9,000	06/19/13	7
Deutsche Bank AG	USD	2,028	MXN	25,506	06/19/13	65
Deutsche Bank AG	USD	2,919	ZAR	27,106	06/19/13	83
HSBC Bank PLC	USD	3,867	HKD	29,985	06/19/13	(2)
HSBC Bank PLC	USD	1,427	KRW	1,582,500	06/19/13	8
JPMorgan Chase Bank	USD	3,867	HKD	29,985	06/19/13	(2)
JPMorgan Chase Bank	USD	805	MXN	10,000	06/19/13	16
JPMorgan Chase Bank	USD	2,919	ZAR	27,106	06/19/13	82
Royal Bank of Canada	USD	3,867	HKD	29,985	06/19/13	(2)
Royal Bank of Canada	USD	2,279	MXN	27,868	06/13/13	8
Royal Bank of Scotland PLC	USD	4,395	BRL	8,788	05/03/13	(3)
Royal Bank of Scotland PLC	USD	3,067	CLP	1,471,564	06/13/13	39
Royal Bank of Scotland PLC	USD	496	KRW	556,599	06/13/13	9
Royal Bank of Scotland PLC	USD	667	TRY	1,200	06/19/13	(1)
Royal Bank of Scotland PLC	USD	1,306	ZAR	12,000	06/19/13	23
Royal Bank of Scotland PLC	BRL	8,788	USD	4,390	05/03/13	(2)
Royal Bank of Scotland PLC	BRL	8,788	USD	4,380	06/04/13	4
Royal Bank of Scotland PLC	CNY	11,087	USD	1,773	06/13/13	(22)
Royal Bank of Scotland PLC	INR	28,798	USD	529	06/13/13	(1)
Standard Chartered Bank	USD	793	BRL	1,588	05/03/13	—
Standard Chartered Bank	USD	7,106	BRL	14,225	05/03/13	3
Standard Chartered Bank	USD	7,087	BRL	14,225	06/04/13	(4)
Standard Chartered Bank	USD	1,669	IDR	16,377,519	06/13/13	7
Standard Chartered Bank	USD	1,374	INR	75,949	06/13/13	25
Standard Chartered Bank	USD	1,074	MXN	13,047	06/13/13	(3)

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	171

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Standard Chartered Bank	USD	4,498	MXN	57,929	06/13/13	257
Standard Chartered Bank	USD	1,539	PHP	62,510	06/13/13	(22)
Standard Chartered Bank	USD	781	THB	22,899	06/13/13	(2)
Standard Chartered Bank	USD	1,217	ZAR	11,237	06/13/13	28
Standard Chartered Bank	USD	3,258	ZAR	30,195	06/13/13	89
Standard Chartered Bank	BRL	1,588	USD	796	05/03/13	2
Standard Chartered Bank	BRL	14,225	USD	7,113	05/03/13	3
Standard Chartered Bank	CNY	13,602	USD	2,179	06/13/13	(23)
Standard Chartered Bank	KRW	8,003,545	USD	6,971	06/13/13	(286)
Standard Chartered Bank	MYR	2,171	USD	708	06/13/13	(4)
State Street Bank & Trust Co.	USD	25	BRL	49	05/02/13	—
State Street Bank & Trust Co.	USD	40	BRL	80	05/02/13	—
State Street Bank & Trust Co.	USD	72	BRL	145	05/02/13	—
State Street Bank & Trust Co.	USD	109	BRL	218	05/02/13	—
State Street Bank & Trust Co.	USD	80	BRL	161	05/03/13	—
State Street Bank & Trust Co.	USD	4,692	BRL	9,391	05/03/13	2
State Street Bank & Trust Co.	USD	5,820	BRL	11,725	05/03/13	40
State Street Bank & Trust Co.	USD	8	CAD	9	05/02/13	—
State Street Bank & Trust Co.	USD	51	CAD	52	05/02/13	—
State Street Bank & Trust Co.	USD	58	CAD	58	05/02/13	—
State Street Bank & Trust Co.	USD	2,666	CLP	1,274,568	06/13/13	24
State Street Bank & Trust Co.	USD	719	COP	1,295,825	06/13/13	(12)
State Street Bank & Trust Co.	USD	2,525	COP	4,588,654	06/13/13	(19)
State Street Bank & Trust Co.	USD	27	GBP	17	05/01/13	—
State Street Bank & Trust Co.	USD	40	GBP	26	05/01/13	—
State Street Bank & Trust Co.	USD	87	GBP	56	05/02/13	—
State Street Bank & Trust Co.	USD	9	HKD	71	05/02/13	—
State Street Bank & Trust Co.	USD	16	HKD	122	05/02/13	—
State Street Bank & Trust Co.	USD	19	HKD	150	05/02/13	—
State Street Bank & Trust Co.	USD	59	HKD	460	05/02/13	—
State Street Bank & Trust Co.	USD	836	HKD	6,490	05/02/13	—
State Street Bank & Trust Co.	USD	12	HKD	92	05/03/13	—
State Street Bank & Trust Co.	USD	59	HKD	456	05/03/13	—
State Street Bank & Trust Co.	USD	242	HKD	1,878	05/03/13	—
State Street Bank & Trust Co.	USD	3,867	HKD	29,985	06/19/13	(2)
State Street Bank & Trust Co.	USD	91	IDR	882,228	05/01/13	—
State Street Bank & Trust Co.	USD	3,079	INR	168,928	06/13/13	32
State Street Bank & Trust Co.	USD	290	INR	16,000	06/19/13	4
State Street Bank & Trust Co.	USD	1,282	INR	70,000	06/19/13	6
State Street Bank & Trust Co.	USD	3,249	INR	180,000	06/19/13	62
State Street Bank & Trust Co.	USD	269	KRW	300,000	06/19/13	3
State Street Bank & Trust Co.	USD	534	KRW	600,000	06/19/13	10
State Street Bank & Trust Co.	USD	1,144	KRW	1,300,000	06/19/13	34
State Street Bank & Trust Co.	USD	1,600	KRW	1,800,000	06/19/13	32
State Street Bank & Trust Co.	USD	1,720	MYR	5,359	06/13/13	36
State Street Bank & Trust Co.	USD	1,887	MYR	5,891	06/13/13	43
State Street Bank & Trust Co.	USD	186	PLN	594	05/02/13	2
State Street Bank & Trust Co.	USD	193	PLN	610	05/06/13	—
State Street Bank & Trust Co.	USD	528	PLN	1,666	06/13/13	(2)
State Street Bank & Trust Co.	USD	559	PLN	1,759	06/13/13	(4)
State Street Bank & Trust Co.	USD	16	THB	464	05/03/13	—
State Street Bank & Trust Co.	USD	550	THB	16,139	06/13/13	(1)
State Street Bank & Trust Co.	USD	901	THB	26,464	06/13/13	(1)
State Street Bank & Trust Co.	USD	1,319	TRY	2,392	06/13/13	10

See accompanying notes which are an integral part of the financial statements.

172	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	2,371	TRY	4,271	06/13/13	1
State Street Bank & Trust Co.	USD	14	ZAR	125	05/02/13	—
State Street Bank & Trust Co.	USD	534	ZAR	5,000	06/19/13	20
State Street Bank & Trust Co.	BRL	84	USD	42	05/02/13	—
State Street Bank & Trust Co.	BRL	123	USD	61	05/02/13	—
State Street Bank & Trust Co.	BRL	143	USD	72	05/03/13	—
State Street Bank & Trust Co.	BRL	715	USD	357	05/03/13	(1)
State Street Bank & Trust Co.	BRL	9,391	USD	4,666	05/03/13	(28)
State Street Bank & Trust Co.	BRL	11,725	USD	5,858	05/03/13	(3)
State Street Bank & Trust Co.	HKD	85	USD	11	05/02/13	—
State Street Bank & Trust Co.	HKD	146	USD	19	05/02/13	—
State Street Bank & Trust Co.	HKD	374	USD	48	05/02/13	—
State Street Bank & Trust Co.	HKD	43	USD	6	05/03/13	—
State Street Bank & Trust Co.	HKD	148	USD	19	05/03/13	—
State Street Bank & Trust Co.	HKD	232	USD	30	05/03/13	—
State Street Bank & Trust Co.	HKD	297	USD	38	05/03/13	—
State Street Bank & Trust Co.	HUF	367,167	USD	1,598	06/13/13	(10)
State Street Bank & Trust Co.	KRW	818,940	USD	752	06/13/13	10
State Street Bank & Trust Co.	KRW	825,043	USD	756	06/13/13	8
State Street Bank & Trust Co.	KRW	7,581,034	USD	6,920	06/13/13	46
State Street Bank & Trust Co.	MXN	57	USD	5	05/02/13	—
State Street Bank & Trust Co.	MXN	6,124	USD	498	06/13/13	(4)
State Street Bank & Trust Co.	MYR	23	USD	7	05/03/13	—
State Street Bank & Trust Co.	PHP	340	USD	8	05/02/13	—
State Street Bank & Trust Co.	PHP	62,510	USD	1,512	06/13/13	(4)
State Street Bank & Trust Co.	PLN	4,610	USD	1,447	06/13/13	(8)
State Street Bank & Trust Co.	RUB	45,293	USD	1,477	06/13/13	31
State Street Bank & Trust Co.	THB	412	USD	14	05/02/13	—
State Street Bank & Trust Co.	THB	1,449	USD	49	05/02/13	—
State Street Bank & Trust Co.	THB	2,378	USD	81	05/02/13	—
State Street Bank & Trust Co.	THB	2,379	USD	81	05/02/13	—
State Street Bank & Trust Co.	THB	4,112	USD	140	05/02/13	—
State Street Bank & Trust Co.	THB	4,413	USD	150	05/02/13	—
State Street Bank & Trust Co.	THB	3,719	USD	126	05/03/13	—
State Street Bank & Trust Co.	THB	6,738	USD	229	05/03/13	—
State Street Bank & Trust Co.	THB	65,502	USD	2,191	06/13/13	(36)
State Street Bank & Trust Co.	TRY	127	USD	71	05/02/13	—
State Street Bank & Trust Co.	TRY	264	USD	147	05/02/13	—
State Street Bank & Trust Co.	TRY	10,274	USD	5,646	06/13/13	(60)
State Street Bank & Trust Co.	ZAR	306	USD	34	05/02/13	—
UBS AG	MXN	5,738	USD	473	05/02/13	1
UBS AG	SGD	614	USD	498	05/03/13	(1)
UBS AG	TRY	815	USD	454	05/02/13	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						873

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Bovespa Index Futures	Goldman Sachs	BRL	21,472	Total Return of Underlying Security at Termination	06/12/13	184

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $-						184

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	173

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$2,825	$—	$—	$2,825	0.1
Austria	1,312	—	—	1,312	0.1
Bermuda	31,604	—	—	31,604	1.5
Brazil	193,823	—	—	193,823	9.3
Canada	7,380	—	—	7,380	0.4
Cayman Islands	116,015	—	492	116,507	5.6
Chile	5,380	—	—	5,380	0.3
China	94,322	—	—	94,322	4.5
Colombia	6,347	—	—	6,347	0.3
Cyprus	382	—	513	895	—	*
Czech Republic	3,894	—	—	3,894	0.2
Hong Kong	93,028	—	—	93,028	4.5
Hungary	9,780	—	—	9,780	0.5
India	117,676	—	—	117,676	5.7
Indonesia	76,289	—	—	76,289	3.7
Ireland	2,647	—	—	2,647	0.1
Isle of Man	860	—	—	860	—	*
Israel	2,041	—	—	2,041	0.1
Jersey	1,442	—	—	1,442	0.1
Kazakhstan	1,870	—	—	1,870	0.1
Kenya	672	—	—	672	—	*
Luxembourg	29,553	—	—	29,553	1.4
Malaysia	22,640	—	—	22,640	1.1
Mexico	106,749	—	—	106,749	5.1
Netherlands	4,722	—	—	4,722	0.2
Nigeria	11,827	—	—	11,827	0.6
Pakistan	1,131	—	—	1,131	0.1
Panama	6,894	—	—	6,894	0.3
Philippines	26,163	—	—	26,163	1.3
Poland	19,270	—	—	19,270	0.9
Qatar	2,704	—	—	2,704	0.1
Russia	140,383	—	—	140,383	6.8
South Africa	74,002	—	—	74,002	3.6
South Korea	237,092	—	—	237,092	11.4
Spain	2,864	—	—	2,864	0.1
Switzerland	2,007	—	—	2,007	0.1
Taiwan	123,471	—	—	123,471	5.9
Thailand	106,153	—	—	106,153	5.1
Turkey	83,368	—	—	83,368	4.0
United Arab Emirates	1,790	—	—	1,790	0.1
United Kingdom	46,518	18,803	—	65,321	3.1
United States	22,691	—	—	22,691	1.1
Zimbabwe	820	—	—	820	—	*
Preferred Stocks	37,960	—	—	37,960	1.8
Certificates of Participation	—	14,931	1,828	16,759	0.8
Warrants & Rights	—	6,816	—	6,816	0.3
Short-Term Investments	—	130,077	—	130,077	6.3
Other Securities	—	87,057	—	87,057	4.2

Total Investments	1,880,361	257,684	2,833	2,140,878	102.9

Other Assets and Liabilities, Net					(2.9)

					100.0

Other Financial Instruments
Futures Contracts	(233)	—	—	(233)	(—	)*
Foreign Currency Exchange Contracts	(1)	874	—	873	—	*
Index Swaps	—	184	—	184	—	*

Total Other Financial Instruments**	$(234)	$1,058	$—	$824

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of the financial statements.

174	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings, continued — April 30, 2013 (Unaudited)

Amounts in thousands

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30, 2013 were less than 1% of net assets.

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,569
Daily variation margin on futures contracts*	682	—
Index swap contracts, at fair value	184	—

Total	$866	$1,569

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$915	$—
Unrealized depreciation on foreign currency exchange contracts	—	696

Total	$915	$696

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,527	$—
Index swap contracts	(1,445)	—
Foreign currency-related transactions**	—	664

Total	$1,082	$664

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(282)	$—
Index swap contracts	764	—
Foreign currency-related transactions***	—	1,261

Total	$482	$1,261

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	175

Russell Investment Company

Russell Emerging Markets Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,828,460
Investments, at fair value**, ***	2,140,878
Cash (restricted)(a)	9,425
Foreign currency holdings*	7,119
Unrealized appreciation on foreign currency exchange contracts	1,569
Receivables:
Dividends and interest	5,009
Dividends from affiliated Russell funds	13
Investments sold	10,763
Fund shares sold	3,907
Foreign taxes recoverable	44
Daily variation margin on futures contracts	10,896
Other receivable	3
Prepaid expenses	16
Index swap contracts, at fair value	184

Total assets	2,189,826

Liabilities
Payables:
Investments purchased	13,058
Fund shares redeemed	1,267
Accrued fees to affiliates	2,287
Other accrued expenses	522
Deferred tax liability	4,249
Unrealized depreciation on foreign currency exchange contracts	696
Payable upon return of securities loaned	87,057

Total liabilities	109,136

Net Assets	$2,080,690

See accompanying notes which are an integral part of the financial statements.

176	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(30,919)
Accumulated net realized gain (loss)	15,652
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	308,169
Futures contracts	(233)
Index swap contracts	184
Foreign currency-related transactions	908
Other investments	(20)
Shares of beneficial interest	1,093
Additional paid-in capital	1,785,856

Net Assets	$2,080,690

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$18.94
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$20.10
Class A — Net assets	$21,884,296
Class A — Shares outstanding ($.01 par value)	1,155,645
Net asset value per share: Class C(#)	$17.85
Class C — Net assets	$31,435,610
Class C — Shares outstanding ($.01 par value)	1,760,667
Net asset value per share: Class E(#)	$18.99
Class E — Net assets	$42,508,198
Class E — Shares outstanding ($.01 par value)	2,238,316
Net asset value per share: Class S(#)	$19.05
Class S — Net assets	$1,497,597,946
Class S — Shares outstanding ($.01 par value)	78,629,517
Net asset value per share: Class Y(#)	$19.08
Class Y — Net assets	$487,263,849
Class Y — Shares outstanding ($.01 par value)	25,541,704
Amounts in thousands

* Foreign currency holdings - cost	$7,475
** Securities on loan included in investments	$83,805
*** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$217,134
(a) Cash Collateral for Futures	$9,425

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	177

Russell Investment Company

Russell Emerging Markets Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$18,265
Dividends from affiliated Russell funds	58
Interest	2,623
Securities lending income	693
Less foreign taxes withheld	(1,997)

Total investment income	19,642

Expenses
Advisory fees	11,112
Administrative fees	466
Custodian fees	770
Distribution fees - Class A	27
Distribution fees - Class C	119
Transfer agent fees - Class A	21
Transfer agent fees - Class C	32
Transfer agent fees - Class E	41
Transfer agent fees - Class S	1,412
Transfer agent fees - Class Y	9
Professional fees	64
Registration fees	76
Shareholder servicing fees - Class C	40
Shareholder servicing fees - Class E	51
Trustees’ fees	21
Printing fees	155
Miscellaneous	22

Expenses before reductions	14,438
Expense reductions	(— )*

Net expenses	14,438

Net investment income (loss)	5,204

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	46,903
Futures contracts	2,527
Interest rate swap contracts	(1,445)
Foreign currency-related transactions	(611)

Net realized gain (loss)	47,374

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	78,738
Futures contracts	(282)
Index swap contracts	764
Foreign currency-related transactions	1,064

Net change in unrealized appreciation (depreciation)	80,284

Net realized and unrealized gain (loss)	127,658

Net Increase (Decrease) in Net Assets from Operations	$132,862

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

178	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,204	$24,334
Net realized gain (loss)	47,374	(7,242)
Net change in unrealized appreciation (depreciation)	80,284	60,135

Net increase (decrease) in net assets from operations	132,862	77,227

Distributions
From net investment income
Class A	(154)	(259)
Class C	(8)	(148)
Class E	(276)	(550)
Class S	(13,672)	(17,833)
Class Y	(4,486)	(7,858)
From net realized gain
Class A	—	(828)
Class C	—	(1,481)
Class E	—	(1,741)
Class S	—	(46,480)
Class Y	—	(18,279)

Net decrease in net assets from distributions	(18,596)	(95,457)

Share Transactions*
Net increase (decrease) in net assets from share transactions	146,406	47,133

Total Net Increase (Decrease) in Net Assets	260,672	28,903

Net Assets
Beginning of period	1,820,018	1,791,115

End of period	$2,080,690	$1,820,018

Undistributed (overdistributed) net investment income included in net assets	$(30,919)	$(17,527)

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	179

Russell Investment Company

Russell Emerging Markets Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	137	$2,538	216	$3,733
Proceeds from reinvestment of distributions	8	150	61	992
Payments for shares redeemed	(147)	(2,715)	(329)	(5,694)

Net increase (decrease)	(2)	(27)	(52)	(969)

Class C
Proceeds from shares sold	125	2,203	223	3,683
Proceeds from reinvestment of distributions	—	8	103	1,580
Payments for shares redeemed	(259)	(4,540)	(605)	(9,885)

Net increase (decrease)	(134)	(2,329)	(279)	(4,622)

Class E
Proceeds from shares sold	447	8,484	649	11,431
Proceeds from reinvestment of distributions	14	267	134	2,176
Payments for shares redeemed	(399)	(7,471)	(1,126)	(19,289)

Net increase (decrease)	62	1,280	(343)	(5,682)

Class S
Proceeds from shares sold	11,905	223,146	23,194	403,137
Proceeds from reinvestment of distributions	730	13,550	3,787	61,685
Payments for shares redeemed	(8,870)	(165,269)	(18,929)	(328,887)

Net increase (decrease)	3,765	71,427	8,052	135,935

Class Y
Proceeds from shares sold	6,334	121,314	2,404	40,737
Proceeds from reinvestment of distributions	241	4,486	1,603	26,136
Payments for shares redeemed	(2,633)	(49,745)	(8,283)	(144,402)

Net increase (decrease)	3,942	76,055	(4,276)	(77,529)

Total increase (decrease)	7,633	$146,406	3,102	$47,133

See accompanying notes which are an integral part of the financial statements.

180	Russell Emerging Markets Fund

(This page intentionally left blank)

Russell Investment Company

Russell Emerging Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Class A
April 30, 2013*	17.79	.02	1.27	1.29	(.14)	—	(.14)
October 31, 2012	18.06	.19	.46	.65	(.22)	(.70)	(.92)
October 31, 2011	20.37	.21	(2.14)	(1.93)	(.38)	—	(.38)
October 31, 2010	16.44	.08	4.29	4.37	(.44)	—	(.44)
October 31, 2009	10.59	.08	6.27	6.35	—	(.50)	(.50)
October 31, 2008	30.85	.42	(14.73)	(14.31)	(.73)	(5.22)	(5.95)
Class C
April 30, 2013*	16.72	(.04)	1.17	1.13	— (f)	—	— (f)
October 31, 2012	16.99	.05	.45	.50	(.07)	(.70)	(.77)
October 31, 2011	19.20	.05	(2.02)	(1.97)	(.24)	—	(.24)
October 31, 2010	15.53	(.05)	4.06	4.01	(.34)	—	(.34)
October 31, 2009	10.11	(.01)	5.93	5.92	—	(.50)	(.50)
October 31, 2008	29.66	.22	(14.06)	(13.84)	(.49)	(5.22)	(5.71)
Class E
April 30, 2013*	17.83	.02	1.27	1.29	(.13)	—	(.13)
October 31, 2012	18.10	.18	.47	.65	(.22)	(.70)	(.92)
October 31, 2011	20.41	.22	(2.16)	(1.94)	(.37)	—	(.37)
October 31, 2010	16.47	.08	4.30	4.38	(.44)	—	(.44)
October 31, 2009	10.61	.08	6.28	6.36	—	(.50)	(.50)
October 31, 2008	30.84	.38	(14.71)	(14.33)	(.68)	(5.22)	(5.90)
Class S
April 30, 2013*	17.91	.05	1.27	1.32	(.18)	—	(.18)
October 31, 2012	18.19	.23	.46	.69	(.27)	(.70)	(.97)
October 31, 2011	20.50	.27	(2.17)	(1.90)	(.41)	—	(.41)
October 31, 2010	16.52	.12	4.33	4.45	(.47)	—	(.47)
October 31, 2009	10.62	.11	6.29	6.40	—	(.50)	(.50)
October 31, 2008	30.86	.44	(14.72)	(14.28)	(.74)	(5.22)	(5.96)
Class Y
April 30, 2013*	17.96	.07	1.27	1.34	(.22)	—	(.22)
October 31, 2012	18.23	.26	.47	.73	(.30)	(.70)	(1.00)
October 31, 2011	20.54	.29	(2.16)	(1.87)	(.44)	—	(.44)
October 31, 2010	16.55	.15	4.33	4.48	(.49)	—	(.49)
October 31, 2009	10.62	.13	6.30	6.43	—	(.50)	(.50)
October 31, 2008(2)	15.72	.01	(5.11)	(5.10)	—	—	—

See accompanying notes which are an integral part of the financial statements.

182	Russell Emerging Markets Fund

$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

18.94	7.24	21,884	1.76	1.76	.24	43
17.79	4.11	20,585	1.75	1.75	1.07	94
18.06	(9.67)	21,834	1.78	1.78	1.06	73
20.37	27.09	21,428	1.78	1.78	.47	67
16.44	62.81	11,624	1.78	1.78	.66	77
10.59	(56.41)	7,595	1.92	1.92	2.15	65

17.85	6.78	31,436	2.51	2.51	(.50)	43
16.72	3.37	31,671	2.50	2.50	.29	94
16.99	(10.37)	36,942	2.53	2.53	.25	73
19.20	26.15	44,932	2.53	2.53	(.29)	67
15.53	61.74	34,286	2.53	2.53	(.11)	77
10.11	(56.77)	25,058	2.66	2.66	1.12	65

18.99	7.25	42,508	1.76	1.76	.25	43
17.83	4.11	38,808	1.75	1.75	1.05	94
18.10	(9.70)	45,591	1.78	1.78	1.11	73
20.41	27.13	39,733	1.78	1.78	.44	67
16.47	62.78	28,078	1.78	1.78	.66	77
10.61	(56.41)	17,976	1.91	1.91	1.86	65

19.05	7.42	1,497,598	1.51	1.51	.51	43
17.91	4.33	1,341,106	1.50	1.50	1.33	94
18.19	(9.45)	1,215,031	1.53	1.53	1.34	73
20.50	27.41	1,065,718	1.53	1.53	.70	67
16.52	63.37	788,455	1.53	1.53	.91	77
10.62	(56.33)	520,064	1.65	1.65	2.15	65

19.08	7.47	487,264	1.32	1.32	.79	43
17.96	4.58	387,848	1.32	1.32	1.50	94
18.23	(9.30)	471,717	1.35	1.35	1.45	73
20.54	27.60	508,992	1.35	1.35	.85	67
16.55	63.67	355,564	1.36	1.36	1.10	77
10.62	(32.44)	305,585	1.63	1.63	1.06	65

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	183

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,130.90	$1,018.55
Expenses Paid During Period*	$6.66	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,126.80	$1,014.98
Expenses Paid During Period*	$10.44	$9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,131.10	$1,018.70
Expenses Paid During Period*	$6.50	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

184	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,132.60	$1,019.93
Expenses Paid During Period*	$5.18	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Tax-Managed U.S. Large Cap Fund	185

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 89.9%
Consumer Discretionary - 14.4%
Amazon.com, Inc. (Æ)	33,200	8,427
AutoZone, Inc. (Æ)	2,500	1,023
Carnival Corp.	6,100	211
CBS Corp. Class B	29,600	1,355
Chipotle Mexican Grill, Inc. Class A (Æ)	10,600	3,850
Coach, Inc.	3,900	230
Comcast Corp. Class A	196,735	7,863
DISH Network Corp. Class A	8,000	314
eBay, Inc. (Æ)	88,930	4,659
Expedia, Inc.	12,200	681
Family Dollar Stores, Inc.	1,300	80
Ford Motor Co.	274,763	3,767
General Motors Co. (Æ)	114,900	3,544
Home Depot, Inc.	38,100	2,795
Johnson Controls, Inc.	21,100	739
Las Vegas Sands Corp.	47,300	2,661
Lennar Corp. Class A	2,800	115
Lowe’s Cos., Inc.	213,385	8,198
Lululemon Athletica, Inc. (Æ)	1,300	99
Macy’s, Inc.	14,800	660
McDonald’s Corp.	2,500	255
Nike, Inc. Class B	56,039	3,564
NVR, Inc. (Æ)	200	206
priceline.com, Inc. (Æ)	5,900	4,106
PulteGroup, Inc. (Æ)	51,000	1,071
Ross Stores, Inc.	12,700	839
Royal Caribbean Cruises, Ltd.	11,100	405
Ryland Group, Inc. (The)	2,000	90
Starbucks Corp.	111,610	6,790
Starwood Hotels & Resorts Worldwide, Inc. ( )	32,560	2,101
Target Corp.	27,800	1,962
Tiffany & Co.	13,840	1,020
Time Warner Cable, Inc.	10,600	995
Time Warner, Inc.	85,100	5,087
TJX Cos., Inc.	30,600	1,492
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	19,804	1,736
VF Corp.	6,500	1,158
Viacom, Inc. Class B	34,700	2,220
Wal-Mart Stores, Inc.	10,100	785
Walt Disney Co. (The)	7,200	452
Wyndham Worldwide Corp.	63,498	3,815
Yum! Brands, Inc.	57,990	3,950

		95,370

Consumer Staples - 5.9%
Archer-Daniels-Midland Co.	33,300	1,130
Cia de Bebidas das Americas - ADR	70,620	2,967
Coca-Cola Co. (The)	168,600	7,137
Coca-Cola Enterprises, Inc.	11,600	425
Colgate-Palmolive Co.	31,955	3,816
ConAgra Foods, Inc.	12,000	424
CVS Caremark Corp.	140,319	8,164
Dr Pepper Snapple Group, Inc.	9,700	474
Energizer Holdings, Inc.	4,300	415

	Principal Amount ($) or Shares	Fair Value $
General Mills, Inc.	30,300	1,528
Kimberly-Clark Corp.	5,700	588
Kroger Co. (The)	14,200	488
Mondelez International, Inc. Class A	70,200	2,208
PepsiCo, Inc.	28,800	2,375
Philip Morris International, Inc.	37,900	3,623
Procter & Gamble Co. (The)	39,900	3,063

		38,825

Energy - 9.8%
Anadarko Petroleum Corp.	9,900	839
Apache Corp.	68,473	5,059
Cameron International Corp. (Æ)	69,343	4,268
Cheniere Energy, Inc. (Æ)	9,400	268
Chevron Corp.	52,502	6,406
ConocoPhillips	28,100	1,699
Denbury Resources, Inc. (Æ)	10,300	184
Dresser-Rand Group, Inc. (Æ)	63,253	3,517
Ensco PLC Class A	11,300	652
EOG Resources, Inc.	7,900	957
Exxon Mobil Corp.	46,600	4,147
FMC Technologies, Inc. (Æ)	45,300	2,460
Halliburton Co.	140,604	6,014
Kinder Morgan, Inc.	118,998	4,653
Marathon Petroleum Corp.	7,600	596
National Oilwell Varco, Inc.	97,670	6,370
Occidental Petroleum Corp.	32,000	2,856
Phillips 66 (Æ)	4,200	256
Schlumberger, Ltd.	115,750	8,615
Southwestern Energy Co. (Æ)	68,500	2,563
Valero Energy Corp.	31,100	1,254
Walter Energy, Inc. Class A	4,100	73
Williams Cos., Inc. (The)	25,100	957

		64,663

Financial Services - 15.8%
ACE, Ltd.	50,679	4,517
Aflac, Inc.	8,200	446
American Express Co.	58,600	4,009
American International Group, Inc. (Æ)	183,092	7,584
Aon PLC	32,600	1,967
Axis Capital Holdings, Ltd.	9,200	411
Bank of America Corp.	197,400	2,430
Berkshire Hathaway, Inc. Class B (Æ)	7,900	840
Boston Properties, Inc. (ö)	5,800	635
Capital One Financial Corp.	110,665	6,394
CBL & Associates Properties, Inc. (ö)	16,400	396
Citigroup, Inc.	128,500	5,996
CME Group, Inc. Class A	5,800	353
Comerica, Inc.	3,100	112
Digital Realty Trust, Inc. (ö)	3,700	261
Discover Financial Services	8,700	381
Essex Property Trust, Inc. (ö)	1,100	173
Everest Re Group, Ltd.	1,800	243
Fidelity National Information Services, Inc.	3,300	139
Goldman Sachs Group, Inc. (The)	41,954	6,128
Hartford Financial Services Group, Inc.	134,500	3,778

186	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

HCP, Inc. (ö)	11,200	597
Highwoods Properties, Inc. (ö)	7,900	324
IntercontinentalExchange, Inc. (Æ)	1,600	261
Invesco, Ltd.	34,600	1,098
JPMorgan Chase & Co.	93,796	4,597
KeyCorp	17,500	174
Liberty Property Trust (ö)	5,400	232
Lincoln National Corp.	3,000	102
Loews Corp.	33,750	1,508
Mastercard, Inc. Class A	9,429	5,214
MetLife, Inc.	191,021	7,448
Morgan Stanley	51,500	1,141
Post Properties, Inc. (ö)	3,200	158
Prologis, Inc. (ö)	9,600	403
Prudential Financial, Inc.	8,500	514
Regions Financial Corp.	12,700	108
Simon Property Group, Inc. (ö)	7,900	1,407
State Street Corp.	87,800	5,134
SunTrust Banks, Inc.	14,200	415
TD Ameritrade Holding Corp.	6,600	131
Unum Group	101,550	2,832
US Bancorp	11,100	369
Ventas, Inc. (ö)	4,400	350
Visa, Inc. Class A	81,090	13,660
Wells Fargo & Co.	244,739	9,295

		104,665

Health Care - 13.4%
Abbott Laboratories	79,609	2,939
AbbVie, Inc.	77,615	3,574
Actavis, Inc. (Æ)	900	95
Aetna, Inc.	4,000	230
Alexion Pharmaceuticals, Inc. (Æ)	33,600	3,293
Allergan, Inc.	49,300	5,598
Amgen, Inc.	27,470	2,863
athenahealth, Inc. (Æ)	12,700	1,223
Baxter International, Inc.	9,900	692
Biogen Idec, Inc. (Æ)	26,300	5,758
BioMarin Pharmaceutical, Inc. (Æ)	29,700	1,948
Bristol-Myers Squibb Co.	16,600	659
CareFusion Corp. (Æ)	33,300	1,114
Celgene Corp. (Æ)	21,000	2,479
Cerner Corp. (Æ)	67,340	6,516
Covidien PLC	88,246	5,634
DaVita HealthCare Partners, Inc. (Æ)	7,330	870
Express Scripts Holding Co. (Æ)	48,867	2,901
Humana, Inc.	15,900	1,178
Intuitive Surgical, Inc. (Æ)	10,340	5,090
Johnson & Johnson	47,400	4,040
McKesson Corp.	700	74
Merck & Co., Inc.	57,000	2,679
Mylan, Inc. (Æ)	9,100	265
Novo Nordisk A/S - ADR	11,620	2,052
Onyx Pharmaceuticals, Inc. (Æ)	1,700	161
PerkinElmer, Inc.	2,100	64
Perrigo Co.	25,330	3,025
Pfizer, Inc.	155,610	4,524

	Principal Amount ($) or Shares	Fair Value $
Regeneron Pharmaceuticals, Inc. (Æ)	11,166	2,402
Sanofi - ADR	40,800	2,177
Teva Pharmaceutical Industries, Ltd. - ADR	51,700	1,980
Thermo Fisher Scientific, Inc.	40,214	3,244
UnitedHealth Group, Inc.	86,576	5,188
Valeant Pharmaceuticals International, Inc. (Æ)	3,500	266
Vertex Pharmaceuticals, Inc. (Æ)	8,600	661
WellPoint, Inc.	19,441	1,418

		88,874

Materials and Processing - 4.9%
Air Products & Chemicals, Inc.	13,500	1,174
Alcoa, Inc.	35,700	303
AngloGold Ashanti, Ltd. - ADR	80,050	1,561
Axiall Corp. (Ñ)	5,720	300
Ball Corp.	3,000	132
Barrick Gold Corp.	39,600	781
CF Industries Holdings, Inc.	1,700	317
Crown Holdings, Inc. (Æ)	13,100	559
Dow Chemical Co. (The)	34,000	1,153
Ecolab, Inc.	49,450	4,185
EI du Pont de Nemours & Co.	18,600	1,014
Fastenal Co.	58,320	2,861
Freeport-McMoRan Copper & Gold, Inc.	6,700	204
Masco Corp.	30,100	585
Monsanto Co.	49,130	5,248
Mosaic Co. (The)	54,815	3,376
PPG Industries, Inc.	2,125	313
Praxair, Inc.	71,290	8,148
Rock Tenn Co. Class A	2,600	260

		32,474

Producer Durables - 7.9%
3M Co.	6,400	670
Accenture PLC Class A	12,200	993
ADT Corp. (The)	77,728	3,392
Automatic Data Processing, Inc.	61,600	4,148
CSX Corp.	129,100	3,175
Danone SA - ADR (Æ)	99,390	1,493
Deere & Co.	1,500	134
Eaton Corp. PLC	6,900	424
Emerson Electric Co.	33,700	1,871
Fluor Corp.	29,200	1,664
General Electric Co.	60,400	1,346
Genpact, Ltd.	7,000	130
Honeywell International, Inc.	84,276	6,198
Ingersoll-Rand PLC	24,250	1,305
Mettler-Toledo International, Inc. (Æ)	1,300	272
Norfolk Southern Corp.	8,300	643
PACCAR, Inc.	56,700	2,822
Parker Hannifin Corp.	800	71
Pentair, Ltd.	8,410	457
Raytheon Co.	16,900	1,037
Southwest Airlines Co.	6,600	90
SPX Corp.	6,000	447
Tyco International, Ltd.	136,160	4,373

Russell Tax-Managed U.S. Large Cap Fund	187

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Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Union Pacific Corp.	28,970	4,286
United Parcel Service, Inc. Class B	36,507	3,134
United Technologies Corp.	75,829	6,922
WW Grainger, Inc.	3,800	937

		52,434

Technology - 14.1%
Adobe Systems, Inc. (Æ)	18,900	852
Apple, Inc.	23,180	10,263
Applied Materials, Inc.	96,800	1,405
ARM Holdings PLC - ADR	64,400	3,011
ASML Holding NV (Ñ)	47,144	3,506
Broadcom Corp. Class A	38,300	1,379
CA, Inc.	124,800	3,366
Cisco Systems, Inc.	254,050	5,315
Citrix Systems, Inc. (Æ)	8,600	535
Cognizant Technology Solutions Corp. Class A (Æ)	13,400	868
EMC Corp. (Æ)	211,919	4,753
F5 Networks, Inc. (Æ)	25,000	1,911
Facebook, Inc. Class A (Æ)	107,500	2,984
Freescale Semiconductor, Ltd. (Æ)(Ñ)	15,800	245
Google, Inc. Class A (Æ)	19,950	16,450
Hewlett-Packard Co.	9,500	196
International Business Machines Corp.	11,400	2,309
KLA-Tencor Corp.	9,400	510
Lam Research Corp. (Æ)	17,725	819
LinkedIn Corp. Class A (Æ)	1,100	211
Microsoft Corp.	189,500	6,272
NetApp, Inc. (Æ)	2,800	98
Oracle Corp.	167,848	5,502
QUALCOMM, Inc.	81,060	4,995
Red Hat, Inc. (Æ)	41,090	1,969
Salesforce.com, Inc. (Æ)	149,600	6,150
SanDisk Corp. (Æ)	2,700	142
SAP AG - ADR (Ñ)	36,780	2,937
Splunk, Inc. (Æ)	33,900	1,383
Texas Instruments, Inc.	29,800	1,079
VMware, Inc. Class A (Æ)	2,600	183
Vodafone Group PLC - ADR	32,000	979
Xilinx, Inc.	7,500	284

		92,861

Utilities - 3.7%
Ameren Corp.	2,400	87
AT&T, Inc.	31,900	1,195
Atmos Energy Corp.	800	36
Calpine Corp. (Æ)	218,019	4,738
Canadian Natural Resources, Ltd.	98,750	2,897
Edison International	20,000	1,076
Exelon Corp.	17,000	638
NextEra Energy, Inc.	18,300	1,501
NiSource, Inc.	25,300	778
NRG Energy, Inc.	36,100	1,006

	Principal Amount ($) or Shares		Fair Value $
NV Energy, Inc.	38,900		841
OGE Energy Corp.	1,700		123
ONEOK, Inc.	800		41
Questar Corp.	7,500		190
Sempra Energy	17,000		1,408
Sprint Nextel Corp. (Æ)	46,500		328
Talisman Energy, Inc.	235,650		2,802
UGI Corp.	5,400		221
Verizon Communications, Inc.	84,561		4,559

			24,465

Total Common Stocks (cost $426,359)			594,631

Short-Term Investments - 9.3%
Russell U.S. Cash Management Fund	61,349,003	(¥)	61,349

Total Short-Term Investments (cost $61,349)			61,349

Other Securities - 0.6%
Russell U.S. Cash Collateral Fund (×)	4,371,994	(¥)	4,372

Total Other Securities (cost $4,372)			4,372

Total Investments - 99.8% (identified cost $492,080)			660,352

Other Assets and Liabilities, Net - 0.2%			1,044

Net Assets - 100.0%			661,396

See accompanying notes which are an integral part of the financial statements.

188	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	537	USD	21,952	06/13	1,366
S&P E-Mini Health Care Select Sector Index Futures (CME)	205	USD	9,705	06/13	598
S&P E-Mini Utilities Select Sector Index Futures (CME)	480	USD	19,954	06/13	1,820

Short Positions
S&P 500 E-Mini Index Futures (CME)	55	USD	4,379	06/13	(152)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,632

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$95,370	$—	$—	$95,370	14.4
Consumer Staples	38,825	—	—	38,825	5.9
Energy	64,663	—	—	64,663	9.8
Financial Services	104,665	—	—	104,665	15.8
Health Care	88,874	—	—	88,874	13.4
Materials and Processing	32,474	—	—	32,474	4.9
Producer Durables	52,434	—	—	52,434	7.9
Technology	92,861	—	—	92,861	14.1
Utilities	24,465	—	—	24,465	3.7
Short-Term Investments	—	61,349	—	61,349	9.3
Other Securities	—	4,372	—	4,372	0.6

Total Investments	594,631	65,721	—	660,352	99.8

Other Assets and Liabilities, Net					0.2

					100.0

Other Financial Instruments
Futures Contracts	3,632	—	—	3,632	0.5

Total Other Financial Instruments*	$3,632	$—	$—	$3,632

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund	189

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$3,784

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$152

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,827

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$3,314

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

190	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$492,080
Investments, at fair value*, **	660,352
Cash (restricted)(a)	2,202
Receivables:
Dividends and interest	556
Dividends from affiliated Russell funds	8
Investments sold	4,241
Fund shares sold	1,632
Prepaid expenses	5

Total assets	668,996

Liabilities
Payables:
Investments purchased	2,437
Fund shares redeemed	122
Accrued fees to affiliates	519
Other accrued expenses	71
Daily variation margin on futures contracts	79
Payable upon return of securities loaned	4,372

Total liabilities	7,600

Net Assets	$661,396

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$594
Accumulated net realized gain (loss)	(56,525)
Unrealized appreciation (depreciation) on:
Investments	168,272
Futures contracts	3,632
Shares of beneficial interest	264
Additional paid-in capital	545,159

Net Assets	$661,396

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$24.87
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$26.39
Class A — Net assets	$9,210,740
Class A — Shares outstanding ($.01 par value)	370,318
Net asset value per share: Class C(#)	$23.99
Class C — Net assets	$12,654,002
Class C — Shares outstanding ($.01 par value)	527,414
Net asset value per share: Class E(#)	$24.97
Class E — Net assets	$28,583,872
Class E — Shares outstanding ($.01 par value)	1,144,692
Net asset value per share: Class S(#)	$25.07
Class S — Net assets	$610,947,376
Class S — Shares outstanding ($.01 par value)	24,367,937
Amounts in thousands

* Securities on loan included in investments	$4,275
** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$65,721
(a) Cash Collateral for Futures	$2,202

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund	191

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,614
Dividends from affiliated Russell funds	35
Securities lending income	22

Total investment income	4,671

Expenses
Advisory fees	2,011
Administrative fees	138
Custodian fees	43
Distribution fees - Class A	10
Distribution fees - Class C	42
Transfer agent fees - Class A	8
Transfer agent fees - Class C	11
Transfer agent fees - Class E	26
Transfer agent fees - Class S	530
Professional fees	28
Registration fees	51
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	32
Trustees’ fees	6
Printing fees	11
Miscellaneous	12

Expenses before reductions	2,973
Expense reductions	(72)

Net expenses	2,901

Net investment income (loss)	1,770

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	13,217
Futures contracts	1,827

Net realized gain (loss)	15,044

Net change in unrealized appreciation (depreciation) on:
Investments	52,677
Futures contracts	3,314

Net change in unrealized appreciation (depreciation)	55,991

Net realized and unrealized gain (loss)	71,035

Net Increase (Decrease) in Net Assets from Operations	$72,805

See accompanying notes which are an integral part of the financial statements.

192	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,770	$2,737
Net realized gain (loss)	15,044	17,889
Net change in unrealized appreciation (depreciation)	55,991	40,143

Net increase (decrease) in net assets from operations	72,805	60,769

Distributions
From net investment income
Class A	(43)	(2)
Class E	(105)	(9)
Class S	(3,206)	(1,202)

Net decrease in net assets from distributions	(3,354)	(1,213)

Share Transactions*
Net increase (decrease) in net assets from share transactions	78,642	20,731

Total Net Increase (Decrease) in Net Assets	148,093	80,287

Net Assets
Beginning of period	513,303	433,016

End of period	$661,396	$513,303

Undistributed (overdistributed) net investment income included in net assets	$594	$2,178

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund	193

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	147	$3,345	149	$3,127
Proceeds from reinvestment of distributions	2	43	—	2
Payments for shares redeemed	(40)	(929)	(26)	(550)

Net increase (decrease)	109	2,459	123	2,579

Class C
Proceeds from shares sold	57	1,286	161	3,266
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(34)	(743)	(145)	(2,984)

Net increase (decrease)	23	543	16	282

Class E
Proceeds from shares sold	182	4,292	292	6,209
Proceeds from reinvestment of distributions	5	103	—	9
Payments for shares redeemed	(106)	(2,503)	(277)	(5,913)

Net increase (decrease)	81	1,892	15	305

Class S
Proceeds from shares sold	5,418	127,123	4,589	97,641
Proceeds from reinvestment of distributions	137	3,097	57	1,116
Payments for shares redeemed	(2,426)	(56,472)	(3,820)	(81,192)

Net increase (decrease)	3,129	73,748	826	17,565

Total increase (decrease)	3,342	$78,642	980	$20,731

See accompanying notes which are an integral part of the financial statements.

194	Russell Tax-Managed U.S. Large Cap Fund

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Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
Class A
April 30, 2013*	22.11	.04	2.84	2.88	(.12)	(.12)	24.87
October 31, 2012	19.49	.06	2.58	2.64	(.02)	(.02)	22.11
October 31, 2011	18.15	.02	1.38	1.40	(.06)	(.06)	19.49
October 31, 2010(3)	16.60	—	1.55	1.55	—	—	18.15
Class C
April 30, 2013*	21.29	(.04)	2.74	2.70	—	—	23.99
October 31, 2012	18.88	(.08)	2.49	2.41	—	—	21.29
October 31, 2011	17.65	(.12)	1.35	1.23	—	—	18.88
October 31, 2010	15.16	(.09)	2.58	2.49	—	—	17.65
October 31, 2009	13.55	.01	1.61	1.62	(.01)	(.01)	15.16
October 31, 2008	22.78	(.01)	(9.22)	(9.23)	—	—	13.55
Class E
April 30, 2013*	22.17	.05	2.85	2.90	(.10)	(.10)	24.97
October 31, 2012	19.53	.08	2.57	2.65	(.01)	(.01)	22.17
October 31, 2011	18.15	.02	1.40	1.42	(.04)	(.04)	19.53
October 31, 2010	15.54	.03	2.66	2.69	(.08)	(.08)	18.15
October 31, 2009	13.96	.10	1.64	1.74	(.16)	(.16)	15.54
October 31, 2008	23.41	.14	(9.48)	(9.34)	(.11)	(.11)	13.96
Class S
April 30, 2013*	22.28	.08	2.86	2.94	(.15)	(.15)	25.07
October 31, 2012	19.63	.13	2.58	2.71	(.06)	(.06)	22.28
October 31, 2011	18.24	.07	1.40	1.47	(.08)	(.08)	19.63
October 31, 2010	15.61	.08	2.66	2.74	(.11)	(.11)	18.24
October 31, 2009	14.03	.14	1.64	1.78	(.20)	(.20)	15.61
October 31, 2008	23.52	.19	(9.52)	(9.33)	(.16)	(.16)	14.03

See accompanying notes which are an integral part of the financial statements.

196	Russell Tax-Managed U.S. Large Cap Fund

% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

13.09	9,211	1.26	1.26	.32	15
13.54	5,765	1.23	1.23	.29	48
7.73	2,682	1.24	1.24	.10	58
9.34	729	1.24	1.24	(.01)	82

12.68	12,654	2.00	1.98	(.34)	15
12.71	10,733	1.98	1.94	(.39)	48
7.03	9,217	2.01	1.95	(.64)	58
16.42	10,996	1.99	1.91	(.55)	82
11.98	12,383	2.00	1.92	.05	56
(40.52)	13,387	1.94	1.92	(.04)	54

13.11	28,584	1.25	1.23	.41	15
13.57	23,578	1.23	1.19	.36	48
7.82	20,474	1.26	1.20	.12	58
17.36	19,744	1.24	1.16	.19	82
12.74	14,488	1.25	1.17	.74	56
(40.06)	12,645	1.19	1.18	.71	54

13.26	610,947	1.00	.98	.65	15
13.84	473,227	.98	.94	.61	48
8.04	400,643	1.01	.95	.36	58
17.65	362,585	.99	.91	.44	82
13.07	314,574	1.00	.92	1.03	56
(39.91)	331,605	.94	.93	.97	54

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund	197

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,149.60	$1,017.21
Expenses Paid During Period*	$8.15	$7.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,145.60	$1,013.64
Expenses Paid During Period*	$11.97	$11.23

*	Expenses are equal to the Fund’s annualized expense ratio of 2.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,149.40	$1,017.36
Expenses Paid During Period*	$7.99	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

198	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,151.30	$1,018.60
Expenses Paid During Period*	$6.67	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Tax-Managed U.S. Mid & Small Cap Fund	199

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 92.6%
Consumer Discretionary - 16.9%
1-800-Flowers.com, Inc. Class A (Æ)	10,283	61
Aaron’s, Inc. Class A	23,316	669
Aeropostale, Inc. (Æ)	7,063	104
American Eagle Outfitters, Inc.	20,640	401
ANN, Inc. (Æ)	21,416	633
Apollo Group, Inc. Class A (Æ)	23,340	429
Barnes & Noble, Inc. (Æ)(Ñ)	7,464	135
Beazer Homes USA, Inc. (Æ)(Ñ)	5,350	86
Biglari Holdings, Inc. (Æ)	264	102
BJ’s Restaurants, Inc. (Æ)	18,100	621
Brinker International, Inc.	5,537	215
Buffalo Wild Wings, Inc. (Æ)	10,660	959
Cabela’s, Inc. (Æ)	15,106	970
Callaway Golf Co.	14,281	96
Capella Education Co. (Æ)	15,610	553
CarMax, Inc. (Æ)	3,990	184
Carter’s, Inc. (Æ)	9,393	614
Cato Corp. (The) Class A	25,130	603
Cedar Fair, LP	18,298	769
Cheesecake Factory, Inc. (The)	14,068	560
Chico’s FAS, Inc.	10,882	199
Coinstar, Inc. (Æ)(Ñ)	9,736	514
Cooper Tire & Rubber Co.	4,229	105
Crocs, Inc. (Æ)	5,478	88
Dana Holding Corp.	9,122	157
DeVry, Inc.	16,864	472
Domino’s Pizza, Inc.	17,186	949
Dorman Products, Inc.	23,936	903
DR Horton, Inc.	8,130	212
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	5,210	100
Dunkin’ Brands Group, Inc.	12,880	500
Ethan Allen Interiors, Inc.	23,607	691
Fifth & Pacific Cos., Inc. (Æ)	23,500	485
Gannett Co., Inc.	6,655	134
Gentex Corp.	6,490	146
Gentherm, Inc. (Æ)	89,234	1,359
G-III Apparel Group, Ltd. (Æ)	16,950	689
Goodyear Tire & Rubber Co. (The) (Æ)	9,881	123
Grand Canyon Education, Inc. (Æ)	6,325	162
Hanesbrands, Inc.	3,303	166
Helen of Troy, Ltd. (Æ)	11,450	399
Hertz Global Holdings, Inc. (Æ)	29,812	718
hhgregg, Inc. (Æ)(Ñ)	6,587	89
Hibbett Sports, Inc. (Æ)	20,510	1,125
Iconix Brand Group, Inc. (Æ)	6,370	183
International Game Technology	11,910	202
Interpublic Group of Cos., Inc. (The)	14,186	196
Jack in the Box, Inc. (Æ)	20,220	725
John Wiley & Sons, Inc. Class A (Æ)	3,050	116
Lamar Advertising Co. Class A (Æ)	2,710	127
Liberty Media Corp. Class A (Æ)	1,049	121
Life Time Fitness, Inc. (Æ)	2,427	112
LKQ Corp. (Æ)	88,190	2,124
Matthews International Corp. Class A	11,725	432

	Principal Amount ($) or Shares	Fair Value $
Meritage Homes Corp. (Æ)	7,950	388
Monro Muffler Brake, Inc. (Ñ)	37,465	1,550
Movado Group, Inc.	10,790	326
Pier 1 Imports, Inc.	4,420	103
Polaris Industries, Inc.	5,590	482
Pool Corp.	4,002	196
Proto Labs, Inc. (Æ)	18,567	948
PulteGroup, Inc. (Æ)	11,825	248
PVH Corp.	5,479	632
RealD, Inc. (Æ)(Ñ)	5,979	90
Red Robin Gourmet Burgers, Inc. (Æ)	2,684	130
Ross Stores, Inc.	2,423	160
Service Corp. International	12,050	203
Shoe Carnival, Inc.	6,564	137
Shutterfly, Inc. (Æ)	19,730	879
Signet Jewelers, Ltd.	3,633	250
Starz - Liberty Capital (Æ)	1,049	25
Tenneco, Inc. (Æ)	17,932	693
Tiffany & Co.	1,713	126
Tilly’s, Inc. Class A (Æ)	47,170	681
TiVo, Inc. (Æ)	8,638	101
Tupperware Brands Corp.	2,897	233
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	6,150	539
Urban Outfitters, Inc. (Æ)	13,390	555
ValueClick, Inc. (Æ)	16,696	515
Wolverine World Wide, Inc.	2,368	113
Wyndham Worldwide Corp.	2,673	161
Zale Corp. (Æ)	89,112	396
Zumiez, Inc. (Æ)	14,880	431

		34,878

Consumer Staples - 3.5%
Boulder Brands, Inc. (Æ)	50,801	458
Casey’s General Stores, Inc.	26,410	1,529
Constellation Brands, Inc. Class A (Æ)	3,097	153
Flowers Foods, Inc.	6,344	209
Fresh Market, Inc. (The) (Æ)	24,390	998
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	978	56
Hain Celestial Group, Inc. (The) (Æ)	3,277	214
Harris Teeter Supermarkets, Inc.	4,139	173
Herbalife, Ltd. (Ñ)	12,250	486
JM Smucker Co. (The)	1,628	168
Monster Beverage Corp. (Æ)	2,242	126
Sanderson Farms, Inc.	12,675	777
TreeHouse Foods, Inc. (Æ)	23,436	1,493
United Natural Foods, Inc. (Æ)	4,641	232
Vector Group, Ltd.	2,874	47

		7,119

Energy - 3.7%
Basic Energy Services, Inc. (Æ)	12,175	167
Bill Barrett Corp. (Æ)(Ñ)	23,799	473
Cabot Oil & Gas Corp.	2,722	185
CARBO Ceramics, Inc. (Ñ)	5,225	369
Comstock Resources, Inc. (Æ)	994	16
Dril-Quip, Inc. (Æ)	15,330	1,283

200	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Exterran Holdings, Inc. (Æ)	6,626	175
First Solar, Inc. (Æ)	5,596	261
Lufkin Industries, Inc.	2,360	209
Oceaneering International, Inc.	3,328	234
Oil States International, Inc. (Æ)	2,698	241
Plains Exploration & Production Co. (Æ)	3,280	148
Resolute Energy Corp. (Æ)	9,834	91
Rosetta Resources, Inc. (Æ)	15,686	673
SM Energy Co.	7,610	464
SunPower Corp. Class A (Æ)(Ñ)	17,090	232
Superior Energy Services, Inc. (Æ)	19,764	545
Synergy Resources Corp. (Æ)	12,491	84
Tesoro Corp.	5,293	283
Walter Energy, Inc. Class A	408	7
Whiting Petroleum Corp. (Æ)	13,314	593
Willbros Group, Inc. (Æ)	78,032	741
World Fuel Services Corp.	3,012	122

		7,596

Financial Services - 17.5%
Advent Software, Inc. (Æ)	3,915	114
Alleghany Corp. (Æ)	207	82
American Equity Investment Life Holding Co.	60,061	915
American National Insurance Co.	356	33
AmREIT, Inc. Class B (ö)	5,047	96
Apollo Investment Corp.	11,689	103
Ares Capital Corp.	10,550	192
Argo Group International Holdings, Ltd.	17,154	711
Assured Guaranty, Ltd.	7,127	147
Axis Capital Holdings, Ltd.	5,432	242
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	152
Bank of the Ozarks, Inc.	26,585	1,088
BioMed Realty Trust, Inc. (ö)	19,510	439
Broadridge Financial Solutions, Inc.	5,818	146
Brookline Bancorp, Inc.	9,802	82
Camden Property Trust (ö)	3,242	235
Cardtronics, Inc. (Æ)	54,550	1,528
Cash America International, Inc.	2,524	110
CBL & Associates Properties, Inc. (ö)	5,858	141
CBOE Holdings, Inc.	3,885	146
CBRE Group, Inc. Class A (Æ)	20,328	492
Cedar Realty Trust, Inc. (ö)	19,364	124
Chimera Investment Corp. (ö)	44,201	146
Columbia Banking System, Inc.	5,350	115
Community Bank System, Inc.	20,256	580
CVB Financial Corp.	10,947	119
DuPont Fabros Technology, Inc. (ö)	16,975	427
Education Realty Trust, Inc. Class A (ö)	47,850	526
Endurance Specialty Holdings, Ltd.	14,658	718
Equifax, Inc.	4,071	249
Extra Space Storage, Inc. (ö)	5,406	236
Ezcorp, Inc. Class A (Æ)	5,047	85
Fair Isaac Corp.	18,634	868
Federal Agricultural Mortgage Corp. Class C	4,640	147

	Principal Amount ($) or Shares	Fair Value $
Federal Realty Investment Trust (ö)	2,297	269
FelCor Lodging Trust, Inc. (Æ)(ö)	103,510	619
Fidelity National Financial, Inc. Class A	7,383	198
Fifth Street Finance Corp.	6,248	69
First Financial Bankshares, Inc. (Ñ)	14,585	721
First Industrial Realty Trust, Inc. (ö)	46,629	837
First Midwest Bancorp, Inc.	7,424	93
FNB Corp.	47,250	538
Glacier Bancorp, Inc.	37,843	698
Green Dot Corp. Class A (Æ)	6,919	109
Hanover Insurance Group, Inc. (The)	14,981	755
Health Care REIT, Inc. (ö)	2,456	184
Healthcare Realty Trust, Inc. (ö)	25,300	760
Home Properties, Inc. (ö)	8,785	566
Hudson City Bancorp, Inc.	16,855	140
Huntington Bancshares, Inc.	21,443	154
Iberiabank Corp.	2,759	126
Imperial Holdings, Inc. (Æ)	12,830	52
Inland Real Estate Corp. (ö)	14,388	163
iStar Financial, Inc. (Æ)(Ñ)(ö)	15,472	181
Kayne Anderson Energy Development Co.	5,082	131
KeyCorp	15,208	152
Macerich Co. (The) (ö)	2,415	169
Markel Corp. (Æ)	428	230
MarketAxess Holdings, Inc.	8,460	358
MBIA, Inc. (Æ)	1,319	12
MGIC Investment Corp. (Æ)(Ñ)	128,645	695
Mid-America Apartment Communities, Inc. (ö)	16,074	1,105
National Health Investors, Inc. (ö)	9,331	618
Navigators Group, Inc. (The) (Æ)	2,541	147
New York Mortgage Trust, Inc. (Ñ)(ö)	11,738	84
Northwest Bancshares, Inc.	8,090	99
Ocwen Financial Corp. Class A (Æ)	14,440	528
Old National Bancorp	40,761	496
Oritani Financial Corp.	9,092	141
PacWest Bancorp	21,860	606
PennyMac Mortgage Investment Trust (ö)	6,200	157
Post Properties, Inc. (ö)	3,782	187
Prosperity Bancshares, Inc. (Æ)	11,035	507
PS Business Parks, Inc. (ö)	9,000	718
Radian Group, Inc.	18,824	225
Raymond James Financial, Inc.	13,188	546
Reinsurance Group of America, Inc. Class A	2,399	150
Resource Capital Corp. (ö)	13,779	91
Ryman Hospitality Properties, Inc. (ö)	4,049	180
Selective Insurance Group, Inc.	68,691	1,609
Signature Bank (Æ)	8,211	588
Silver Bay Realty Trust Corp. (ö)	4,410	84
SL Green Realty Corp. (ö)	1,767	160
Sterling Financial Corp.	18,069	394
Sun Communities, Inc. (ö)	21,067	1,078
Tanger Factory Outlet Centers, Inc. (ö)	5,573	207
Texas Capital Bancshares, Inc. (Æ)	10,460	436
Tower Group International, Ltd. (Ñ)	24,614	466
Two Harbors Investment Corp. (ö)	10,914	131
UMB Financial Corp.	11,975	603

Russell Tax-Managed U.S. Mid & Small Cap Fund	201

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Umpqua Holdings Corp.	45,359	544
United Bankshares, Inc. (Ñ)	12,720	322
Ventas, Inc. (ö)	2,256	180
Waddell & Reed Financial, Inc. Class A	5,063	217
Walter Investment Management Corp. (Æ)	18,764	630
Webster Financial Corp.	22,608	528
Westwood Holdings Group, Inc.	1,977	86
WEX, Inc. (Æ)	6,020	456
WSFS Financial Corp.	2,677	131
Zions Bancorporation	6,307	155

		36,103

Health Care - 10.3%
Acadia Healthcare Co., Inc. (Æ)	22,010	695
Acadia Pharmaceuticals, Inc. (Æ)(Ñ)	29,810	384
Actavis, Inc. (Æ)	1,789	189
Akorn, Inc. (Æ)	59,150	890
Alere, Inc. (Æ)	5,509	142
Alexion Pharmaceuticals, Inc. (Æ)	1,299	127
Align Technology, Inc. (Æ)	5,915	196
Ariad Pharmaceuticals, Inc. (Æ)	3,979	71
BioMarin Pharmaceutical, Inc. (Æ)	9,151	600
Bio-Reference Labs, Inc. (Æ)(Ñ)	37,303	951
Catamaran Corp. (Æ)	32,745	1,890
Celldex Therapeutics, Inc. (Æ)	16,569	216
Chemed Corp.	2,336	191
Community Health Systems, Inc.	7,700	351
Conceptus, Inc. (Æ)	6,513	202
Cooper Cos., Inc. (The)	2,152	238
Covance, Inc. (Æ)	2,834	211
Endo Health Solutions, Inc. (Æ)	2,462	90
Greatbatch, Inc. (Æ)	24,500	685
Greenway Medical Technologies, Inc. (Æ)(Ñ)	33,199	447
Haemonetics Corp. (Æ)	32,461	1,250
HealthSouth Corp. (Æ)	1,212	33
Henry Schein, Inc. (Æ)	1,751	158
HMS Holdings Corp. (Æ)	18,190	459
Hologic, Inc. (Æ)	9,896	202
IPC The Hospitalist Co., Inc. (Æ)	22,412	1,023
Ironwood Pharmaceuticals, Inc. Class A (Æ)	8,045	122
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	10,159	228
LifePoint Hospitals, Inc. (Æ)	9,713	466
Magellan Health Services, Inc. (Æ)	7,796	399
MedAssets, Inc. (Æ)	8,685	163
MEDNAX, Inc. (Æ)	2,410	214
Meridian Bioscience, Inc.	410	8
Merit Medical Systems, Inc. (Æ)	18,973	184
MiMedx Group, Inc. (Æ)(Ñ)	40,430	280
MWI Veterinary Supply, Inc. (Æ)	13,692	1,612
Neogen Corp. (Æ)	16,352	831
NPS Pharmaceuticals, Inc. (Æ)	24,450	328
Omnicell, Inc. (Æ)	8,346	150
Onyx Pharmaceuticals, Inc. (Æ)	5,540	525
Orexigen Therapeutics, Inc. (Æ)(Ñ)	26,292	160
Orthofix International NV (Æ)	3,868	125
PAREXEL International Corp. (Æ)	6,570	269

	Principal Amount ($) or Shares	Fair Value $
Quality Systems, Inc.	4,857	87
Questcor Pharmaceuticals, Inc. (Ñ)	14,280	439
Regeneron Pharmaceuticals, Inc. (Æ)	396	85
ResMed, Inc. (Ñ)	11,080	532
Seattle Genetics, Inc. (Æ)(Ñ)	4,553	168
Teleflex, Inc.	5,200	406
Tenet Healthcare Corp. (Æ)	4,944	224
US Physical Therapy, Inc.	24,857	593
VCA Antech, Inc. (Æ)	20,711	499
ViroPharma, Inc. (Æ)	6,312	172

		21,160

Materials and Processing - 6.0%
AAON, Inc.	6,585	187
Acuity Brands, Inc.	7,613	555
Airgas, Inc.	1,657	160
Allegheny Technologies, Inc.	3,316	90
Ashland, Inc.	1,528	130
Ball Corp.	4,470	197
Belden, Inc.	3,748	185
Calgon Carbon Corp. (Æ)	38,400	654
Carpenter Technology Corp.	10,138	456
Clarcor, Inc.	11,400	589
Clearwater Paper Corp. (Æ)	1,828	84
Coeur d’Alene Mines Corp. (Æ)	3,287	50
Commercial Metals Co.	16,800	246
Compass Minerals International, Inc.	5,870	508
Crown Holdings, Inc. (Æ)	5,723	244
Eagle Materials, Inc.	3,008	204
Eastman Chemical Co.	2,170	145
Globe Specialty Metals, Inc.	6,888	90
Hexcel Corp. (Æ)	13,660	417
Horsehead Holding Corp. (Æ)	11,069	118
Intrepid Potash, Inc.	24,422	450
Kaydon Corp.	13,150	314
Koppers Holdings, Inc.	17,975	789
Kraton Performance Polymers, Inc. (Æ)	10,475	238
Lennox International, Inc.	3,355	208
Methanex Corp.	10,190	432
Minerals Technologies, Inc.	17,322	704
Owens Corning (Æ)	3,111	131
Packaging Corp. of America	5,026	239
PGT, Inc. (Æ)	65,246	502
PolyOne Corp.	17,120	386
Post Holdings, Inc. (Æ)	2,472	108
RPM International, Inc.	6,601	214
Schnitzer Steel Industries, Inc. Class A	17,580	431
Sensient Technologies Corp.	10,291	405
Sonoco Products Co.	3,919	137
Steel Dynamics, Inc.	7,194	108
Universal Forest Products, Inc.	2,625	101
USG Corp. (Æ)(Ñ)	15,660	407
Valspar Corp.	8,770	560
WR Grace & Co. (Æ)	3,133	242

		12,415

202	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Producer Durables - 16.6%
Accuride Corp. (Æ)	109,281	562
Actuant Corp. Class A	18,058	565
ADA-ES, Inc. Class A (Æ)	22,288	615
Advisory Board Co. (The) (Æ)	24,271	1,193
Aircastle, Ltd.	8,190	114
Alaska Air Group, Inc. (Æ)	6,080	375
Allegiant Travel Co. Class A	2,204	198
Ametek, Inc.	3,761	153
Applied Industrial Technologies, Inc.	4,088	173
B/E Aerospace, Inc. (Æ)	9,350	587
Babcock & Wilcox Co. (The)	1,725	47
Barnes Group, Inc.	26,634	740
Blount International, Inc. (Æ)	46,950	652
Brink’s Co. (The)	24,350	645
Bristow Group, Inc.	18,809	1,189
Carlisle Cos., Inc.	3,258	211
CDI Corp.	6,882	108
Celadon Group, Inc.	5,958	100
Chart Industries, Inc. (Æ)	3,340	283
Chicago Bridge & Iron Co. NV	3,261	175
Clean Harbors, Inc. (Æ)	8,940	509
Colfax Corp. (Æ)	6,210	290
Commercial Vehicle Group, Inc. (Æ)	43,511	305
Con-way, Inc.	3,100	105
Corrections Corp. of America (ö)	5,353	194
CoStar Group, Inc. (Æ)	11,010	1,194
Echo Global Logistics, Inc. (Æ)	48,260	837
Electronics for Imaging, Inc. (Æ)	5,224	140
EnPro Industries, Inc. (Æ)	10,874	536
ExlService Holdings, Inc. (Æ)	49,428	1,612
Forward Air Corp.	3,832	141
Franklin Electric Co., Inc.	15,110	489
G&K Services, Inc. Class A	8,050	378
GATX Corp.	17,775	906
General Cable Corp. (Æ)	9,809	338
Genesee & Wyoming, Inc. Class A (Æ)	5,646	481
GrafTech International, Ltd. (Æ)(Ñ)	8,620	62
Granite Construction, Inc.	4,810	133
Gulfmark Offshore, Inc. Class A	22,650	943
HEICO Corp.	3,886	171
Herman Miller, Inc.	22,116	555
HNI Corp.	4,654	160
InnerWorkings, Inc. (Æ)	44,520	448
Itron, Inc. (Æ)	2,554	101
Kansas City Southern	1,647	180
KBR, Inc.	6,364	191
Landstar System, Inc.	5,570	304
Lexmark International, Inc. Class A (Ñ)	4,190	127
Liquidity Services, Inc. (Æ)(Ñ)	15,544	511
Littelfuse, Inc.	2,678	187
Manitowoc Co., Inc. (The)	7,453	140
MAXIMUS, Inc.	2,645	211
Mettler-Toledo International, Inc. (Æ)	678	142
Mistras Group, Inc. (Æ)	39,395	747
Navigant Consulting, Inc. (Æ)	8,155	101
Nordic American Tankers, Ltd. (Ñ)	1,232	11
Nordson Corp.	8,420	585

	Principal Amount ($) or Shares	Fair Value $
Old Dominion Freight Line, Inc. (Æ)	11,845	456
Orbital Sciences Corp. (Æ)	9,617	173
OSI Systems, Inc. (Æ)	9,100	521
Pall Corp.	2,164	144
Pentair, Ltd.	5,170	281
PHH Corp. (Æ)	28,425	599
Quanta Services, Inc. (Æ)	4,645	128
Roadrunner Transportation Systems, Inc. (Æ)	20,065	452
Robert Half International, Inc.	4,436	146
Rush Enterprises, Inc. Class A (Æ)	27,889	638
ServiceSource International, Inc. (Æ)(Ñ)	12,884	82
Sykes Enterprises, Inc. (Æ)	31,225	481
Taser International, Inc. (Æ)	14,055	124
Terex Corp. (Æ)	4,352	124
Tetra Tech, Inc. (Æ)	4,369	115
Titan International, Inc. (Ñ)	29,351	655
Toro Co. (The)	18,367	827
Trimas Corp. (Æ)	23,792	726
Trimble Navigation, Ltd. (Æ)	15,628	449
United Rentals, Inc. (Æ)	16,723	880
United Stationers, Inc.	23,746	771
Wabtec Corp.	8,601	903
WageWorks, Inc. (Æ)	17,170	440
WESCO International, Inc. (Æ)	2,677	192
Zebra Technologies Corp. Class A (Æ)	15,350	716

		34,173

Technology - 14.3%
Anixter International, Inc.	5,070	364
Ansys, Inc. (Æ)	20,799	1,682
AOL, Inc.	5,211	201
Applied Micro Circuits Corp. (Æ)	13,404	100
Aruba Networks, Inc. (Æ)(Ñ)	38,300	861
Aspen Technology, Inc. (Æ)	30,070	917
Atmel Corp. (Æ)	18,159	118
Avnet, Inc. (Æ)	5,180	170
Bottomline Technologies de, Inc. (Æ)	38,873	1,019
Brightcove, Inc. (Æ)	7,586	46
Cavium, Inc. (Æ)	40,680	1,279
Checkpoint Systems, Inc. (Æ)	43,035	498
CIBER, Inc. (Æ)	87,234	372
comScore, Inc. (Æ)	47,262	764
Cornerstone OnDemand, Inc. (Æ)	14,830	538
Dealertrack Technologies, Inc. (Æ)	51,110	1,423
Digimarc Corp.	24,860	545
DigitalGlobe, Inc. (Æ)	5,661	165
Diodes, Inc. (Æ)	22,187	450
EarthLink, Inc.	120,425	685
Ebix, Inc. (Ñ)	25,010	465
Ellie Mae, Inc. (Æ)	31,080	809
Emulex Corp. (Æ)	3,211	19
Entegris, Inc. (Æ)	49,994	474
EPAM Systems, Inc. (Æ)	39,775	855
Equinix, Inc. (Æ)	697	149
Fabrinet (Æ)	42,917	589
Fairchild Semiconductor International, Inc. Class A (Æ)	38,300	494

Russell Tax-Managed U.S. Mid & Small Cap Fund	203

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

FEI Co.	4,600	294
Fusion-io, Inc. (Æ)(Ñ)	24,890	467
InvenSense, Inc. Class A (Æ)(Ñ)	29,590	276
IPG Photonics Corp. (Ñ)	1,991	127
Jabil Circuit, Inc.	7,013	125
JDS Uniphase Corp. (Æ)	7,345	99
Lambda TD Software, Inc. (Æ)	6,697	75
LivePerson, Inc. (Æ)	30,530	391
LSI Corp. (Æ)	15,169	99
MA-COM Technology Solutions Holdings, Inc. (Æ)	44,092	619
Mentor Graphics Corp.	9,771	178
MICROS Systems, Inc. (Æ)	4,213	179
Monolithic Power Systems, Inc.	6,476	156
Newport Corp. (Æ)	8,837	134
Nuance Communications, Inc. (Æ)	4,520	86
NVE Corp. (Æ)	770	41
NXP Semiconductor NV (Æ)	14,160	390
ON Semiconductor Corp. (Æ)	17,572	138
Palo Alto Networks, Inc. (Æ)	5,760	312
Plexus Corp. (Æ)	24,825	670
Polycom, Inc. (Æ)	33,918	356
Progress Software Corp. (Æ)	55,062	1,243
QLIK Technologies, Inc. (Æ)	5,465	142
QLogic Corp. (Æ)	9,620	105
Rambus, Inc. (Æ)	18,176	127
RealPage, Inc. (Æ)(Ñ)	31,350	640
RF Micro Devices, Inc. (Æ)	84,793	476
Rogers Corp. (Æ)	2,812	120
Rovi Corp. (Æ)	7,181	168
SBA Communications Corp. Class A (Æ)	3,103	245
Spansion, Inc. Class A (Æ)	7,734	100
Splunk, Inc. (Æ)	10,940	446
Stratasys, Ltd. (Æ)(Ñ)	8,350	693
Synchronoss Technologies, Inc. (Æ)	6,060	172
Syntel, Inc.	15,757	995
Tangoe, Inc. (Æ)	58,810	756
TIBCO Software, Inc. (Æ)	5,219	101
Tyler Technologies, Inc. (Æ)	3,210	203
Ultimate Software Group, Inc. (Æ)	11,078	1,070
Vocus, Inc. (Æ)	22,075	186
Volterra Semiconductor Corp. (Æ)	5,800	75

		29,326

Utilities - 3.8%
8x8, Inc. (Æ)	123,370	892
ALLETE, Inc.	3,252	167
Avista Corp.	15,630	438
Black Hills Corp.	11,315	531
CenterPoint Energy, Inc.	7,354	181
Cleco Corp.	21,718	1,075
Connecticut Water Service, Inc.	4,800	137
El Paso Electric Co.	4,961	186
Empire District Electric Co. (The)	25,510	589
Gran Tierra Energy, Inc. (Æ)	17,173	95

	Principal Amount ($) or Shares		Fair Value $
Idacorp, Inc.	2,424		119
j2 Global, Inc.	27,910		1,136
National Fuel Gas Co.	3,059		192
New Jersey Resources Corp.	3,300		156
NII Holdings, Inc. (Æ)(Ñ)	10,302		90
Northeast Utilities	3,872		176
Northwest Natural Gas Co.	1,199		53
NorthWestern Corp.	19,315		831
NRG Energy, Inc.	6,145		171
PNM Resources, Inc.	4,466		107
Southwest Gas Corp.	4,108		208
Time Warner Telecom, Inc. Class A (Æ)	7,653		207

			7,737

Total Common Stocks (cost $134,832)			190,507

Short-Term Investments - 7.4%
Russell U.S. Cash Management Fund	15,236,441	(¥)	15,236

Total Short-Term Investments (cost $15,236)			15,236

Other Securities - 7.1%
Russell U.S. Cash Collateral Fund (×)	14,623,601	(¥)	14,624

Total Other Securities (cost $14,624)			14,624

Total Investments - 107.1% (identified cost $164,692)			220,367

Other Assets and Liabilities, Net - (7.1%)			(14,621)

Net Assets - 100.0%			205,746

See accompanying notes which are an integral part of the financial statements.

204	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	138	USD	15,976	06/13	399

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					399

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$34,878	$—	$—	$34,878	16.9
Consumer Staples	7,119	—	—	7,119	3.5
Energy	7,596	—	—	7,596	3.7
Financial Services	36,103	—	—	36,103	17.5
Health Care	21,160	—	—	21,160	10.3
Materials and Processing	12,415	—	—	12,415	6.0
Producer Durables	34,173	—	—	34,173	16.6
Technology	29,326	—	—	29,326	14.3
Utilities	7,737	—	—	7,737	3.8
Short-Term Investments	—	15,236	—	15,236	7.4
Other Securities	—	14,624	—	14,624	7.1

Total Investments	190,507	29,860	—	220,367	107.1

Other Assets and Liabilities, Net					(7.1)

					100.0

Other Financial Instruments
Futures Contracts	399	—	—	399	0.2

Total Other Financial Instruments*	$399	$—	$—	$399

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund	205

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$399

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,839

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$588

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

206	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$164,692
Investments, at fair value*, **	220,367
Cash (restricted)	795
Receivables:
Dividends and interest	65
Dividends from affiliated Russell funds	2
Investments sold	246
Fund shares sold	279
Daily variation margin on futures contracts	148
Prepaid expenses	1

Total assets	221,903

Liabilities
Payables:
Investments purchased	1,211
Fund shares redeemed	47
Accrued fees to affiliates	197
Other accrued expenses	78
Payable upon return of securities loaned	14,624

Total liabilities	16,157

Net Assets	$205,746

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(452)
Accumulated net realized gain (loss)	6,639
Unrealized appreciation (depreciation) on:
Investments	55,675
Futures contracts	399
Shares of beneficial interest	110
Additional paid-in capital	143,375

Net Assets	$205,746

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$18.37
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$19.49
Class A — Net assets	$2,319,787
Class A — Shares outstanding ($.01 par value)	126,308
Net asset value per share: Class C(#)	$16.60
Class C — Net assets	$8,665,686
Class C — Shares outstanding ($.01 par value)	521,934
Net asset value per share: Class E(#)	$18.38
Class E — Net assets	$4,611,106
Class E — Shares outstanding ($.01 par value)	250,828
Net asset value per share: Class S(#)	$18.86
Class S — Net assets	$190,149,777
Class S — Shares outstanding ($.01 par value)	10,083,157
Amounts in thousands

* Securities on loan included in investments	$14,289
** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$29,860
(a) Cash Collateral for Futures	$795

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund	207

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,091
Dividends from affiliated Russell funds	9
Securities lending income	142

Total investment income	1,242

Expenses
Advisory fees	900
Administrative fees	44
Custodian fees	30
Distribution fees - Class A	2
Distribution fees - Class C	30
Transfer agent fees - Class A	2
Transfer agent fees - Class C	8
Transfer agent fees - Class E	4
Transfer agent fees - Class S	170
Professional fees	29
Registration fees	42
Shareholder servicing fees - Class C	10
Shareholder servicing fees - Class E	5
Trustees’ fees	2
Printing fees	6
Miscellaneous	6

Expenses before reductions	1,290
Expense reductions	(92)

Net expenses	1,198

Net investment income (loss)	44

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,080
Futures contracts	1,839

Net realized gain (loss)	6,919

Net change in unrealized appreciation (depreciation) on:
Investments	18,513
Futures contracts	588

Net change in unrealized appreciation (depreciation)	19,101

Net realized and unrealized gain (loss)	26,020

Net Increase (Decrease) in Net Assets from Operations	$26,064

See accompanying notes which are an integral part of the financial statements.

208	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$44	$(168)
Net realized gain (loss)	6,919	10,912
Net change in unrealized appreciation (depreciation)	19,101	4,931

Net increase (decrease) in net assets from operations	26,064	15,675

Distributions
From net investment income
Class A	— **	—
Class S	(288)	—
From net realized gain
Class A	(2)	—
Class C	(10)	—
Class E	(5)	—
Class S	(188)	—

Net decrease in net assets from distributions	(493)	—

Share Transactions*
Net increase (decrease) in net assets from share transactions	15,365	610

Total Net Increase (Decrease) in Net Assets	40,936	16,285

Net Assets
Beginning of period	164,810	148,525

End of period	$205,746	$164,810

Undistributed (overdistributed) net investment income included in net assets	$(452)	$(208)

**	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund	209

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	46	$783	42	$656
Proceeds from reinvestment of distributions	—	2	—	—
Payments for shares redeemed	(9)	(152)	(17)	(278)

Net increase (decrease)	37	633	25	378

Class C
Proceeds from shares sold	83	1,245	95	1,325
Proceeds from reinvestment of distributions	1	10	—	—
Payments for shares redeemed	(50)	(770)	(104)	(1,472)

Net increase (decrease)	34	485	(9)	(147)

Class E
Proceeds from shares sold	40	696	71	1,094
Proceeds from reinvestment of distributions	—	4	—	—
Payments for shares redeemed	(33)	(583)	(65)	(1,011)

Net increase (decrease)	7	117	6	83

Class S
Proceeds from shares sold	1,716	29,974	1,675	26,716
Proceeds from reinvestment of distributions	28	465	—	—
Payments for shares redeemed	(936)	(16,309)	(1,680)	(26,420)

Net increase (decrease)	808	14,130	(5)	296

Total increase (decrease)	886	$15,365	17	$610

See accompanying notes which are an integral part of the financial statements.

210	Russell Tax-Managed U.S. Mid & Small Cap Fund

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Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Class A
April 30, 2013*	16.00	(.02)	2.41	2.39	— (f)	(.02)	(.02)
October 31, 2012	14.47	(.05)	1.58	1.53	—	—	—
October 31, 2011	13.06	(.07)	1.48	1.41	—	—	—
October 31, 2010(3)	12.18	(.02)	.90	.88	—	—	—
Class C
April 30, 2013*	14.51	(.07)	2.18	2.11	—	(.02)	(.02)
October 31, 2012	13.23	(.15)	1.43	1.28	—	—	—
October 31, 2011	12.02	(.18)	1.39	1.21	—	—	—
October 31, 2010	9.62	(.11)	2.51	2.40	—	—	—
October 31, 2009	8.69	(.06)	.99	.93	—	—	—
October 31, 2008	15.07	(.07)	(5.09)	(5.16)	—	(1.22)	(1.22)
Class E
April 30, 2013*	16.01	(.01)	2.40	2.39	—	(.02)	(.02)
October 31, 2012	14.48	(.05)	1.58	1.53	—	—	—
October 31, 2011	13.06	(.08)	1.50	1.42	—	—	—
October 31, 2010	10.38	(.03)	2.71	2.68	—	—	—
October 31, 2009	9.37	— (f)	1.06	1.06	(.05)	—	(.05)
October 31, 2008	16.03	.01	(5.45)	(5.44)	—	(1.22)	(1.22)
Class S
April 30, 2013*	16.43	.01	2.47	2.48	(.03)	(.02)	(.05)
October 31, 2012	14.83	(.01)	1.61	1.60	—	—	—
October 31, 2011	13.34	(.05)	1.54	1.49	—	—	—
October 31, 2010	10.58	— (f)	2.77	2.77	(.01)	—	(.01)
October 31, 2009	9.56	.03	1.07	1.10	(.08)	—	(.08)
October 31, 2008	16.30	.05	(5.56)	(5.51)	(.01)	(1.22)	(1.23)

See accompanying notes which are an integral part of the financial statements.

212	Russell Tax-Managed U.S. Mid & Small Cap Fund

$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

18.37	14.96	2,320	1.60	1.53	(.23)	20
16.00	10.57	1,426	1.58	1.53	(.34)	48
14.47	11.03	932	1.63	1.53	(.48)	46
13.06	7.23	213	1.61	1.50	(.44)	57

16.60	14.56	8,666	2.35	2.25	(.89)	20
14.51	9.68	7,083	2.34	2.25	(1.06)	48
13.23	10.23	6,571	2.36	2.25	(1.33)	46
12.02	24.95	7,170	2.34	2.24	(1.02)	57
9.62	10.57	7,033	2.36	2.21	(.69)	55
8.69	(36.71)	8,653	2.34	2.23	(.63)	72

18.38	14.94	4,611	1.60	1.50	(.14)	20
16.01	10.57	3,898	1.59	1.50	(.31)	48
14.48	11.10	3,443	1.61	1.50	(.56)	46
13.06	25.82	3,966	1.60	1.49	(.29)	57
10.38	11.48	2,794	1.60	1.46	(.02)	55
9.37	(36.29)	2,570	1.59	1.48	.11	72

18.86	15.13	190,149	1.35	1.25	.10	20
16.43	10.79	152,403	1.34	1.25	(.06)	48
14.83	11.32	137,579	1.36	1.25	(.32)	46
13.34	26.20	137,567	1.35	1.24	(.03)	57
10.58	11.74	119,802	1.36	1.22	.29	55
9.56	(36.14)	143,039	1.34	1.23	.37	72

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund	213

Russell Investment Company

Russell Global Opportunistic Credit Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,057.40	$1,018.70
Expenses Paid During Period*	$6.27	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,053.00	$1,014.98
Expenses Paid During Period*	$10.08	$9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,056.30	$1,018.70
Expenses Paid During Period*	$6.27	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

214	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,058.60	$1,019.93
Expenses Paid During Period*	$5.00	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,059.10	$1,020.48
Expenses Paid During Period*	$4.44	$4.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Global Opportunistic Credit Fund	215

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Fixed Income Investments - 87.4%
Argentina - 0.0%
City of Buenos Aires Argentina 9.950% due 03/01/17 (Þ)	255	224

Australia - 0.2%
FMG Resources Pty, Ltd. 6.875% due 04/01/22 (Þ)	1,380	1,480

Austria - 0.0%
OGX Austria GmbH 8.500% due 06/01/18 (Þ)	404	254

Azerbaijan - 0.0%
State Oil Co. of the Azerbaijan Republic 5.450% due 02/09/17	308	330

Bermuda - 0.3%
Digicel Group, Ltd. 8.250% due 09/30/20 (Þ)	200	214
Series REGS 10.500% due 04/15/18	500	554
Qtel International Finance, Ltd. 5.000% due 10/19/25 (Þ)	295	326
Seadrill, Ltd. 5.625% due 09/15/17 (Þ)	1,250	1,278

		2,372

Brazil - 1.7%
Banco do Brasil SA/Cayman
3.875% due 10/10/22	211	210
6.250% due 04/15/49 (ƒ)(Þ)	321	320
Banco Santander Brasil SA 8.000% due 03/18/16 (Þ)	BRL 400	202
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	299	334
Series REGS 5.500% due 07/16/20	100	112
BR Malls International Finance, Ltd. 8.500% due 01/29/49 (ƒ)(Þ)	165	180
Brazil Notas do Tesouro Nacional
Series NTNB 6.000% due 08/15/22	BRL 1,640	2,190
Brazilian Government International Bond
2.625% due 01/05/23	2,532	2,524
8.500% due 01/05/24	BRL 550	306
8.750% due 02/04/25	558	887
10.125% due 05/15/27	512	914
8.250% due 01/20/34	2,552	4,094
7.125% due 01/20/37	899	1,319
Series A 8.000% due 01/15/18	509	596
Globo Comunicacao e Participacoes SA
Series REGS 9.375% due 07/20/15 (ƒ)	233	249
Itau Unibanco Holding SA 5.650% due 03/19/22 (Þ)	358	385

	Principal Amount ($) or Shares	Fair Value $
Samarco Mineracao SA 4.125% due 11/01/22 (Þ)	400	393
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)	100	105

		15,320

Canada - 0.4%
HudBay Minerals, Inc. 9.500% due 10/01/20	1,385	1,499
Kodiak Oil & Gas Corp. 5.500% due 01/15/21 (Þ)	1,215	1,282
Norbord, Inc. 6.250% due 06/15/15 (Þ)	20	21
Pacific Rubiales Energy Corp. 5.125% due 03/28/23 (Þ)	210	216
PTTEP Canada International Finance, Ltd.
Series REGS 5.692% due 04/05/21	200	234

		3,252

Cayman Islands - 0.6%
Braskem Finance, Ltd. 7.375% due 12/31/49 (ƒ)(Þ)	350	371
China Liansu Group Holdings, Ltd. 7.875% due 05/13/16 (Þ)	200	213
Country Garden Holdings Co., Ltd. 7.500% due 01/10/23 (Þ)	202	211
Countrywide Holdings, Ltd.
Series REGS 10.000% due 05/08/18	GBP 565	886
Dubai Holding Commercial Operations MTN, Ltd.
Series EMtN 6.000% due 02/01/17	GBP 300	476
Emaar Sukuk, Ltd. 6.400% due 07/18/19	200	224
General Shopping Finance, Ltd. 10.000% due 11/09/15 (ƒ)(Þ)	186	187
Grupo Aval, Ltd.
5.250% due 02/01/17 (Þ)	200	215
4.750% due 09/26/22 (Þ)	224	226
Gruposura Finance 5.700% due 05/18/21 (Þ)	223	248
Hutchison Whampoa International 10, Ltd.
Series REGS 6.000% due 12/29/49 (ƒ)	211	229
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)	223	248
Odebrecht Finance, Ltd. 5.125% due 06/26/22 (Þ)	411	440
Petrobras International Finance Co. - Pifco
2.875% due 02/06/15	177	181
5.375% due 01/27/21	130	143
Schahin II Finance Co. SPV, Ltd. 5.875% due 09/25/22 (Þ)	186	195
Tencent Holdings, Ltd.
4.625% due 12/12/16 (Þ)	200	219

216	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

3.375% due 03/05/18 (Þ)		218	227

			5,139

Chile - 0.6%
Banco del Estado de Chile 3.875% due 02/08/22 (Þ)		1,171	1,238
Cencosud SA 5.500% due 01/20/21 (Þ)		150	163
4.875% due 01/20/23 (Þ)		202	209
CFR International SpA 5.125% due 12/06/22 (Þ)		200	207
Chile Government International Bond
Series REGS 6.000% due 01/01/18	CLP	190,000	429
Corp. Nacional del Cobre de Chile 3.000% due 07/17/22 (Þ)		726	730
4.250% due 07/17/42 (Þ)		1,260	1,224
Series REGS 3.875% due 11/03/21		400	431
6.150% due 10/24/36		623	778
Telefonica Chile SA 3.875% due 10/12/22 (Þ)		200	197

			5,606

Colombia - 1.6%
Bancolombia SA 5.125% due 09/11/22		275	281
Bogota Distrito Capital
Series REGS 9.750% due 07/26/28	COP	3,000,000	2,492
Colombia Government International Bond
11.750% due 02/25/20		481	766
7.750% due 04/14/21	COP	1,391,000	953
8.125% due 05/21/24		360	531
9.850% due 06/28/27	COP	1,400,000	1,191
7.375% due 09/18/37		2,518	3,812
6.125% due 01/18/41		1,784	2,399
Emgesa SA ESP
Series REGS 8.750% due 01/25/21	COP	1,000,000	664
Empresa de Energia de Bogota SA 6.125% due 11/10/21 (Þ)		296	329
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 (Þ)	COP	290,000	168
Empresas Publicas de Medellin ESP
Series REGS 8.375% due 02/01/21	COP	1,000,000	644
Transportadora de Gas Internacional SA ESP 5.700% due 03/20/22 (Þ)		300	331

			14,561

Costa Rica - 0.0%
Costa Rica Government International Bond 4.375% due 04/30/25 (Þ)		401	404

	Principal Amount ($) or Shares		Fair Value $

Croatia - 0.5%
Croatia Government International Bond 6.250% due 04/27/17 (Þ)		521	573
5.500% due 04/04/23 (Þ)		892	948
Series REGS 6.625% due 07/14/20		1,778	2,026
6.375% due 03/24/21		406	459

			4,006

Cyprus - 0.0%
Mriya Agro Holding PLC 9.450% due 04/19/18 (Å)		262	257

Dominican Republic - 0.2%
Dominican Republic International Bond 5.875% due 04/18/24 (Þ)		457	468
Series REGS 9.040% due 01/23/18		607	678
7.500% due 05/06/21		871	1,001

			2,147

El Salvador - 0.2%
El Salvador Government International Bond
Series REGS 7.375% due 12/01/19		961	1,141
Republic of El Salvador 7.750% due 01/24/23		311	378

			1,519

France - 1.1%
Cie Generale de Geophysique - Veritas 6.500% due 06/01/21		2,000	2,120
Lafarge SA 6.750% due 12/16/19	EUR	1,315	2,001
Loxam SAS 7.375% due 01/24/20 (Þ)	EUR	1,455	2,022
Medi-Partenaires SAS 7.000% due 05/15/20 (Å)	EUR	970	1,287
Rexel SA 5.125% due 06/15/20 (Þ)	EUR	1,500	2,110

			9,540

Germany - 1.1%
ALBA Group PLC & Co. KG 8.000% due 05/15/18 (Þ)	EUR	1,030	1,472
Deutsche Bank AG/London 9.375% due 02/13/18 (Þ)		1,088	786
Grohe Holding GmbH 8.750% due 12/15/17 (Ê)(Þ)	EUR	1,250	1,726
Series REGS 8.750% due 12/15/17 (Ê)	EUR	200	276
Styrolution Group GmbH 7.625% due 05/15/16 (Þ)	EUR	230	319
Series REGS 7.625% due 05/15/16	EUR	500	695

Russell Global Opportunistic Credit Fund	217

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Techem Energy Metering Service GmbH & Co. KG 7.875% due 10/01/20 (Þ)	EUR	560	800
Series REGS 7.875% due 10/01/20	EUR	800	1,143
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.750% due 01/15/23 (Þ)	EUR	800	1,082
Series REGS 5.500% due 09/15/22	EUR	1,050	1,407

			9,706

Ghana - 0.0%
Ghana Government Bond
Series 3YR
21.000% due 10/26/15	GHS	610	324
Series 5YR
23.000% due 08/21/17	GHS	90	52

			376

Guatemala - 0.1%
Guatemala Government Bond
4.875% due 02/13/28 (Þ)		522	530
Series REGS
5.750% due 06/06/22		410	461

			991

Hungary - 1.4%
Hungary Government Bond
Series 15/C
7.750% due 08/24/15	HUF	615,000	2,906
Series 17/A
6.750% due 11/24/17	HUF	665,000	3,142
Series 17/B
6.750% due 02/24/17	HUF	37,500	176
Series 18/A
5.500% due 12/20/18	HUF	125,000	565
Series 22/A
7.000% due 06/24/22	HUF	326,000	1,600
Hungary Government International Bond
5.500% due 05/06/14	GBP	61	96
5.000% due 03/30/16	GBP	209	321
3.500% due 07/18/16	EUR	999	1,309
4.375% due 07/04/17	EUR	262	348
4.125% due 02/19/18		382	386
5.750% due 06/11/18	EUR	99	139
6.375% due 03/29/21		410	459
5.375% due 02/21/23		176	181
7.625% due 03/29/41		550	646

			12,274

Indonesia - 2.7%
Indonesia Government International Bond
3.375% due 04/15/23 (Þ)		628	641
Series REGS
4.875% due 05/05/21		210	238

	Principal Amount ($) or Shares		Fair Value $
Indonesia Treasury Bond
Series FR58
8.250% due 06/15/32	IDR	15,000,000	1,850
Series FR59
7.000% due 05/15/27	IDR	32,540,000	3,617
Series FR61
7.000% due 05/15/22	IDR	18,450,000	2,106
Series FR62
6.375% due 04/15/42	IDR	2,000,000	202
Series FR63
5.625% due 05/15/23	IDR	5,000,000	520
Series FR64
6.125% due 05/15/28	IDR	16,700,000	1,718
Series FR65
6.625% due 05/15/33	IDR	6,000,000	631
Pertamina Persero PT
Series REGS
6.000% due 05/03/42		602	647
Republic of Indonesia
6.875% due 01/17/18		1,856	2,239
11.625% due 03/04/19		3,242	4,806
5.875% due 03/13/20		1,643	1,951
8.500% due 10/12/35		1,615	2,509

			23,675

Iraq - 0.3%
Republic of Iraq
Series REGS
5.800% due 01/15/28		2,706	2,469

Ireland - 0.9%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.500% due 09/26/19 (Þ)		265	286
Ardagh Packaging Finance PLC
Series REGS
9.250% due 10/15/20	EUR	1,150	1,681
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.000% due 11/15/20 (Þ)		750	793
EDC Finance, Ltd.
4.875% due 04/17/20 (Å)		233	235
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd.
5.125% due 12/12/17 (Þ)		250	256
Metalloinvest Finance, Ltd.
6.500% due 07/21/16 (Þ)		300	317
Nara Cable Funding II, Ltd.
8.500% due 03/01/20 (Þ)	EUR	350	507
Nara Cable Funding, Ltd.
Series REGS
8.875% due 12/01/18	EUR	730	1,033
Novatek OAO via Novatek Finance, Ltd.
7.750% due 02/21/17 (Þ)	RUB	23,000	741
6.604% due 02/03/21 (Þ)		353	411
Series REGS
5.326% due 02/03/16		235	253

218	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

OJSC Novolipetsk Steel via Steel Funding, Ltd.
4.450% due 02/19/18 (Þ)		253	255
Russian Railways via RZD Capital PLC
Series REGS
8.300% due 04/02/19	RUB	23,000	775
Sibur Securities, Ltd.
3.914% due 01/31/18 (Þ)		200	197

			7,740

Isle of Man - 0.0%
Zhaikmunai, LP
7.125% due 11/13/19 (Þ)		250	271

Kazakhstan - 0.3%
KazMunayGas National Co. JSC
9.125% due 07/02/18 (Þ)		422	539
6.375% due 04/09/21 (Þ)		1,355	1,589
5.750% due 04/30/43 (Å)		366	369

			2,497

Lithuania - 0.6%
Lithuania Government International Bond 6.625% due 02/01/22 (Þ)		1,423	1,817
Series REGS 6.125% due 03/09/21		2,706	3,325
6.625% due 02/01/22		200	255

			5,397

Luxembourg - 6.1%
Aguila 3 SA 7.875% due 01/31/18 (Þ)		695	749
Series REGS 7.875% due 01/31/18	CHF	620	712
APERAM 7.750% due 04/01/18 (Þ)		2,515	2,471
ArcelorMittal 6.000% due 03/01/21		3,710	3,931
Befesa Zinc SAU Via Zinc Capital SA Series REGS 8.875% due 05/15/18	EUR	1,045	1,517
Capsugel FinanceCo SCA 9.875% due 08/01/19 (Þ)	EUR	1,800	2,702
ConvaTec Healthcare E SA 10.500% due 12/15/18 (Þ)		2,240	2,520
Dufry Finance SCA 5.500% due 10/15/20 (Þ)		760	793
Elior Finance & Co. SCA 6.500% due 05/01/20 (Å)	EUR	840	1,151
Expro Finance Luxembourg SCA 8.500% due 12/15/16 (Þ)		1,195	1,276
Gategroup Finance Luxembourg SA 6.750% due 03/01/19 (Þ)	EUR	1,130	1,544
Gazprom Neft OAO Via GPN Capital SA 4.375% due 09/19/22 (Þ)		300	300
Gazprom OAO Via Gaz Capital SA 4.950% due 07/19/22 (Þ)		231	243

	Principal Amount ($) or Shares		Fair Value $
4.950% due 02/06/28 (Þ)		792	791
Series REGS 9.250% due 04/23/19		921	1,200
HeidelbergCement Finance Luxembourg SA 7.500% due 04/03/20	EUR	910	1,468
INEOS Group Holdings SA 8.500% due 02/15/16 (Þ)		330	335
Series REGS 7.875% due 02/15/16	EUR	1,200	1,606
Intelsat Jackson Holdings SA 7.250% due 10/15/20		2,300	2,553
KION Finance SA 6.750% due 02/15/20 (Þ)	EUR	880	1,263
Matterhorn Midco & Cy SCA Series REGS 7.750% due 02/15/20	EUR	1,220	1,647
Minerva Luxembourg SA 7.750% due 01/31/23 (Þ)		261	279
Numericable Finance & Co. SCA 8.750% due 02/15/19 (Þ)	EUR	500	721
Ontex IV SA 9.000% due 04/15/19 (Þ)	EUR	1,050	1,466
Series REGS 9.000% due 04/15/19	EUR	1,020	1,424
Pinnacle Holdco Sarl 10.500% due 07/30/20 (Ê)		1,340	1,360
Russian Agricultural Bank OJSC Via RSHB Capital SA 8.625% due 02/17/17	RUB	20,000	668
8.625% due 02/17/17 (Þ)	RUB	48,000	1,603
Series REGS 7.750% due 05/29/18		748	877
Sberbank of Russia Via SB Capital SA 6.125% due 02/07/22 (Þ)		200	228
Severstal OAO Via Steel Capital SA 5.900% due 10/17/22 (Þ)		200	198
Series REGS 6.700% due 10/25/17		102	110
Silver II Borrower / Silver II US Holdings LLC 7.750% due 12/15/20 (Þ)		2,201	2,361
Spie BondCo 3 SCA Series REGS 11.000% due 08/15/19	EUR	1,350	2,013
Sunrise Communications Holdings SA 8.500% due 12/31/18 (Þ)	EUR	1,370	1,958
Telenet Finance III Luxembourg SCA Series REGS 6.625% due 02/15/21	EUR	350	491
Telenet Finance V Luxembourg SCA 6.750% due 08/15/24 (Þ)	EUR	600	839
Series REGS 6.750% due 08/15/24	EUR	450	630
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.750% due 02/01/19 (Þ)		2,415	2,415

Russell Global Opportunistic Credit Fund	219

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

VTB Bank OJSC Via VTB Capital SA Series REGS 6.315% due 02/22/18		696	766
6.250% due 06/30/35		326	355
Wind Acquisition Finance SA 11.750% due 07/15/17 (Þ)		100	107
Series REGS 11.750% due 07/15/17	EUR	1,700	2,396

			54,037

Malaysia - 2.1%
IOI Investment L BHD 4.375% due 06/27/22		200	209
Malaysia Government Bond Series 0111 4.160% due 07/15/21	MYR	5,740	1,992
Series 0112 3.418% due 08/15/22	MYR	1,320	434
Series 0113 3.172% due 07/15/16	MYR	3,380	1,117
Series 0311 4.392% due 04/15/26	MYR	3,650	1,298
Series 0312 3.197% due 10/15/15	MYR	5,000	1,651
Series 0409 3.741% due 02/27/15	MYR	3,100	1,033
Series 0511 3.580% due 09/28/18	MYR	18,000	6,012
Series 0902 4.378% due 11/29/19	MYR	3,490	1,218
Penerbahgan Malaysia Berhad 5.625% due 03/15/16		2,311	2,581
Petroliam Nasional BHD Series REGS 7.625% due 10/15/26		213	312
Petronas Capital, Ltd. Series REGS 7.875% due 05/22/22		211	295
Wakala Global Sukuk BHD Series REGS 4.646% due 07/06/21		399	453

			18,605

Mexico - 4.0%
America Movil SAB de CV Series 12 6.450% due 12/05/22	MXN	11,000	965
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Þ)		317	197
Grupo Bimbo SAB de CV 4.875% due 06/30/20 (Þ)		131	150
4.500% due 01/25/22 (Þ)		200	221
Grupo Televisa SAB 6.000% due 05/15/18		100	118
Metalsa SA de CV 4.900% due 04/24/23 (Å)		212	213

	Principal Amount ($) or Shares		Fair Value $
Mexican Bonos Series M 10 8.000% due 12/17/15	MXN	2,860	259
7.250% due 12/15/16	MXN	15,200	1,385
7.750% due 12/14/17	MXN	16,200	1,536
Series M 20 7.500% due 06/03/27	MXN	27,350	2,875
Series M 30 8.500% due 11/18/38	MXN	18,000	2,142
Series M 6.000% due 06/18/15	MXN	17,700	1,518
6.250% due 06/16/16	MXN	11,670	1,023
5.000% due 06/15/17	MXN	1,100	94
6.500% due 06/09/22	MXN	29,540	2,796
7.750% due 05/29/31	MXN	17,200	1,864
7.750% due 11/13/42	MXN	4,300	481
Mexican Udibonos 5.000% due 06/16/16	MXN	30,470	2,828
2.500% due 12/10/20	MXN	31,171	2,850
2.000% due 06/09/22	MXN	6,950	619
Mexichem SAB de CV 4.875% due 09/19/22 (Þ)		200	218
Mexico Generadora de Energia S de rl 5.500% due 12/06/32 (Þ)		200	216
Mexico Government International Bond 5.125% due 01/15/20		446	533
8.300% due 08/15/31		268	422
6.050% due 01/11/40		656	863
4.750% due 03/08/44		826	914
5.750% due 10/12/10		4,788	5,640
Series MTNA 6.750% due 09/27/34		1,433	2,003
Petroleos Mexicanos 6.500% due 06/02/41		286	355

			35,298

Morocco - 0.1%
Morocco Government International Bond 4.250% due 12/11/22 (Þ)		1,104	1,144

Netherlands - 1.3%
Ajecorp BV 6.500% due 05/14/22 (Þ)		250	273
Bharti Airtel International Netherlands BV 5.125% due 03/11/23 (Þ)		351	361
Indosat Palapa Co. BV 7.375% due 07/29/20 (Þ)		150	169
KazMunaiGaz Finance Sub BV Series REGS 11.750% due 01/23/15		842	975
7.000% due 05/05/20		2,080	2,506
6.375% due 04/09/21		390	457
Listrindo Capital BV 6.950% due 02/21/19 (Þ)		200	219
Metinvest BV 8.750% due 02/14/18 (Þ)		200	204
Nokia Siemens Networks Finance BV 7.125% due 04/15/20 (Þ)	EUR	1,040	1,448

220	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Refresco Group BV 7.375% due 05/15/18 (Þ)	EUR	760	1,081
UPC Holding BV 6.375% due 09/15/22 (Þ)	EUR	1,500	2,000
VimpelCom Holdings BV 9.000% due 02/13/18 (Þ)	RUB	47,000	1,579
5.200% due 02/13/19 (Þ)		250	255
Series REGS 6.255% due 03/01/17		200	216

			11,743

Nigeria - 0.3%
Nigeria Government Bond Series 10YR 16.390% due 01/27/22	NGN	132,000	1,042
Series 5YR 15.100% due 04/27/17	NGN	23,000	160
Series 7 16.000% due 06/29/19	NGN	171,000	1,263

			2,465

Panama - 0.8%
Panama Government International Bond 7.125% due 01/29/26		116	161
8.875% due 09/30/27		236	377
9.375% due 04/01/29		3,985	6,761

			7,299

Peru - 0.9%
Banco de Credito del Peru 5.375% due 09/16/20 (Þ)		187	206
Banco de Credito del Peru/Panama Series REGS 5.375% due 09/16/20		100	110
BBVA Banco Continental SA 5.000% due 08/26/22 (Þ)		160	169
Cementos Pacasmayo SAA 4.500% due 02/08/23 (Þ)		196	193
Corp. Azucarera del Peru SA 6.375% due 08/02/22 (Þ)		131	140
Peruvian Government International Bond 8.750% due 11/21/33		1,575	2,693
5.625% due 11/18/50		688	883
Series REGS 7.840% due 08/12/20	PEN	5,780	2,736
6.950% due 08/12/31	PEN	1,800	849
Volcan Cia Minera SAA 5.375% due 02/02/22 (Þ)		100	108

			8,087

Philippines - 0.8%
Philippine Government International Bond 4.000% due 01/15/21		3,369	3,798
9.500% due 02/02/30		272	466
6.375% due 10/23/34		1,064	1,483
6.250% due 01/14/36	PHP	30,000	952

			6,699

	Principal Amount ($) or Shares		Fair Value $
Poland - 2.1%
Poland Government Bond Series 0415 5.500% due 04/25/15	PLN	7,000	2,337
Series 0922 5.750% due 09/23/22	PLN	7,850	2,996
Series 1017 5.250% due 10/25/17	PLN	5,000	1,750
Series 1019 5.500% due 10/25/19	PLN	2,500	911
Series CPI 3.000% due 08/24/16	PLN	2,294	773
2.750% due 08/25/23	PLN	4,840	1,726
Poland Government International Bond 6.375% due 07/15/19		1,900	2,355
4.000% due 03/23/21	EUR	652	1,000
5.125% due 04/21/21		851	1,000
5.000% due 03/23/22		3,071	3,586

			18,434

Qatar - 0.2%
Qatar Government International Bond 5.250% due 01/20/20 (Þ)		1,486	1,761
Series REGS 6.550% due 04/09/19		335	418

			2,179

Romania - 0.5%
Romania Government Bond Series 10YR 6.750% due 06/11/17	RON	1,300	422
Series 3YR 5.800% due 10/26/15	RON	1,400	434
Series 4YR 5.750% due 01/27/16	RON	500	155
Series 5Y 5.900% due 07/26/17	RON	4,200	1,324
Romanian Government International Bond 6.750% due 02/07/22 (Þ)		342	419
4.375% due 08/22/23 (Þ)		444	459
Series REGS 6.750% due 02/07/22		1,036	1,270

			4,483

Russia - 2.2%
Russian Federal Bond - OFZ Series 6205 7.600% due 04/14/21	RUB	7,000	243
Series 6207 8.150% due 02/03/27	RUB	35,000	1,272
Series 6211 7.000% due 01/25/23	RUB	84,400	2,825
Russian Foreign Bond Series REGS 7.500% due 03/31/30		1,670	2,101

Russell Global Opportunistic Credit Fund	221

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Russian Foreign Bond - Eurobond Series REGS 7.850% due 03/10/18	RUB	105,000	3,640
7.500% due 03/31/30		7,170	9,020

			19,101

Singapore - 0.0%
Oversea-Chinese Banking Corp., Ltd. 3.150% due 03/11/23 (Þ)		200	205

Slovakia - 0.2%
Slovakia Government International Bond 4.375% due 05/21/22 (Þ)		1,465	1,606

South Africa - 2.7%
Eskom Holdings SOC, Ltd. Series ES26 7.850% due 04/02/26	ZAR	6,000	699
South Africa Government Bond Series 2023 7.750% due 02/28/23	ZAR	10,300	1,271
Series R157 13.500% due 09/15/15	ZAR	20,000	2,634
Series R186 10.500% due 12/21/26	ZAR	29,790	4,413
Series R203 8.250% due 09/15/17	ZAR	30,000	3,682
Series R204 8.000% due 12/21/18	ZAR	14,050	1,731
Series R207 7.250% due 01/15/20	ZAR	33,000	3,940
Series R209 6.250% due 03/31/36	ZAR	2,500	239
Series R213 7.000% due 02/28/31	ZAR	6,200	670
South Africa Government International Bond 6.875% due 05/27/19		769	959
5.500% due 03/09/20		3,041	3,581

			23,819

South Korea - 0.1%
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Þ)		202	207
Korea Hydro & Nuclear Power Co., Ltd. 3.000% due 09/19/22 (Þ)		281	280
Series REGS 4.750% due 07/13/21		250	282

			769

Spain - 0.5%
Abengoa Finance SAU 8.875% due 11/01/17 (Þ)		1,055	1,013
8.875% due 02/05/18 (Þ)	EUR	720	916
Obrascon Huarte Lain SA Series REGS 7.625% due 03/15/20	EUR	1,800	2,528

			4,457

	Principal Amount ($) or Shares		Fair Value $
Sweden - 0.2%
Stena AB Series REGS 7.875% due 03/15/20	EUR	1,180	1,733

Thailand - 1.4%
PTT Global Chemical PCL 4.250% due 09/19/22 (Þ)		200	213
Thailand Government Bond 3.625% due 05/22/15	THB	51,500	1,782
3.125% due 12/11/15	THB	127,000	4,357
3.250% due 06/16/17	THB	34,300	1,182
3.875% due 06/13/19	THB	35,000	1,240
3.650% due 12/17/21	THB	33,050	1,152
3.580% due 12/17/27	THB	16,500	566
Series ILB 1.200% due 07/14/21	THB	50,239	1,754

			12,246

Turkey - 3.4%
Akbank TAS 3.875% due 10/24/17 (Þ)		150	156
7.500% due 02/05/18 (Þ)	TRY	1,350	765
Turkey Government Bond Zero coupon due 06/11/14	TRY	3,530	1,862
9.000% due 01/27/16	TRY	4,679	2,841
10.500% due 01/15/20	TRY	1,500	1,041
Series 5YR 9.000% due 03/08/17	TRY	6,900	4,295
Series 5Y 6.300% due 02/14/18	TRY	1,450	824
Series CPI 4.000% due 04/01/20	TRY	707	478
3.000% due 07/21/21	TRY	4,561	2,966
Turkey Government International Bond 7.000% due 09/26/16		374	433
7.500% due 07/14/17		356	429
7.500% due 11/07/19		1,122	1,430
7.000% due 06/05/20		3,297	4,138
5.625% due 03/30/21		319	374
5.125% due 03/25/22		1,606	1,835
6.250% due 09/26/22		1,711	2,109
3.250% due 03/23/23		2,034	2,006
8.000% due 02/14/34		608	885
4.875% due 04/16/43		1,157	1,189
Turkiye Garanti Bankasi AS 5.250% due 09/13/22 (Þ)		200	218
Yuksel Insaat AS Series REGS 9.500% due 11/10/15		317	235

			30,509

Ukraine - 0.5%
Financing of Infrastrucural Projects State Enterprise 9.000% due 12/07/17 (Þ)		397	405

222	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Ukraine Government International Bond 6.250% due 06/17/16 (Þ)		642	628
7.800% due 11/28/22 (Þ)		649	646
7.500% due 04/17/23 (Þ)		461	445
Series REGS 6.250% due 06/17/16		1,938	1,894
9.250% due 07/24/17		399	426
6.750% due 11/14/17		200	197

			4,641

United Kingdom - 0.9%
Afren PLC 10.250% due 04/08/19 (Þ)		200	238
Arqiva Broadcast Finance PLC 9.500% due 03/31/20 (Þ)	GBP	1,270	2,091
Elli Finance UK PLC 8.750% due 06/15/19 (Þ)	GBP	1,100	1,888
Ferrexpo Finance PLC 7.875% due 04/07/16 (Þ)		200	198
Heathrow Finance PLC Series REGS 5.375% due 09/02/19	GBP	630	1,008
Kelda Finance No. 3 PLC Series REGS 5.750% due 02/17/20	GBP	650	1,028
Kerling PLC Series REGS 10.625% due 02/01/17	EUR	760	1,037
Ukreximbank Via Biz Finance PLC Series REGS 8.375% due 04/27/15		150	149
Vedanta Resources PLC 8.250% due 06/07/21 (Þ)		200	218

			7,855

United States - 38.2%
ABC Supply Co., Inc. 3.500% due 04/20/20		360	363
AES Corp. 4.875% due 05/15/23		1,760	1,795
AES Corp. (The) 7.375% due 07/01/21		430	512
Air Distribution Technologies Inc. Term Loan 9.250% due 05/01/20		860	882
Altegrity, Inc. 10.500% due 11/01/15 (Þ)		4,770	4,341
American Residential Services LLC 12.000% due 04/15/15 (Þ)		1,110	1,127
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.000% due 05/20/22		1,705	1,905
Ameristar Casinos, Inc. 7.500% due 04/15/21		2,000	2,230
Ancestry.com, Inc. 11.000% due 12/15/20 (Þ)		3,510	3,958

	Principal Amount ($) or Shares	Fair Value $
Anheuser-Busch InBev Worldwide, Inc. 9.750% due 11/17/15	200	108
ARS Intermediate Holdings LLC 13.625% due 11/15/15 (Å)	2,445	2,087
BC Mountain LLC / BC Mountain Finance, Inc. 7.000% due 02/01/21 (Å)	1,900	2,042
Belden, Inc. 5.500% due 04/15/23 (Þ)	1,550	2,093
Berlin Packaging, LLC Term Loan
4.750% due 03/25/19	620	627
8.750% due 03/25/20	460	468
Berry Petroleum Co. 6.375% due 09/15/22	1,770	1,892
Beverages & More, Inc. 9.625% due 10/01/14 (Þ)	4,885	5,013
Biomet, Inc.
1.000% due 07/25/17 (Ê)	4,833	4,893
6.500% due 08/01/20 (Þ)	1,260	1,373
6.500% due 10/01/20 (Þ)	945	988
Brickman Group Holdings, Inc. 9.125% due 11/01/18 (Þ)	4,220	4,595
C&S Group Enterprises LLC 8.375% due 05/01/17 (Þ)	311	334
Cablevision Systems Corp. 5.875% due 09/15/22	700	709
Caesars Entertainment Operating Co., Inc. 11.250% due 06/01/17	6,390	6,757
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.000% due 02/15/20 (Þ)	1,970	1,940
CCO Holdings LLC / CCO Holdings Capital Corp.
5.250% due 03/15/21 (Þ)	610	625
5.125% due 02/15/23	1,845	1,864
5.750% due 09/01/23 (Þ)	265	275
5.750% due 01/15/24	420	437
CDR DB Sub, Inc. 7.750% due 10/15/20 (Þ)	1,565	1,641
Cemex Finance LLC 9.375% due 10/12/22 (Þ)	756	868
Century Aluminum Co. 8.000% due 05/15/14	4,050	4,061
Chesapeake Energy Corp.
6.625% due 08/15/20	530	599
5.750% due 03/15/23	1,150	1,248
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 7.125% due 11/15/19 (Å)	445	458
CHS/Community Health Systems, Inc.
8.000% due 11/15/19	1,010	1,145
7.125% due 07/15/20	1,285	1,436
CIT Group, Inc.
5.500% due 02/15/19 (Þ)	745	840
5.375% due 05/15/20	350	395
5.000% due 08/15/22	570	637
Citigroup, Inc. 11.000% due 07/27/20 (Þ)	200,000	150

Russell Global Opportunistic Credit Fund	223

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series EMt3 11.000% due 07/27/20	595,000	447
Claire’s Stores, Inc.
8.875% due 03/15/19	80	86
9.000% due 03/15/19 (Þ)	160	183
Clear Channel Worldwide Holdings, Inc.
Series A 7.625% due 03/15/20	1,750	1,868
Series B 7.625% due 03/15/20	70	76
Cleaver-Brooks, Inc. 8.750% due 12/15/19 (Þ)	580	639
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.500% due 12/15/19	465	509
CommScope, Inc. 8.250% due 01/15/19 (Þ)	2,165	2,365
Connolly LLC 10.500% due 07/26/19 (Ê)	3,420	3,505
CSC Holdings LLC 6.750% due 11/15/21	700	800
CST Brands, Inc. 5.000% due 05/01/23 (Å)	1,785	1,832
Cumulus Media Holdings, Inc. 7.750% due 05/01/19	1,220	1,244
DISH DBS Corp.
5.875% due 07/15/22	1,410	1,438
5.000% due 03/15/23 (Þ)	355	345
Education Management LLC / Education Management Finance Corp. 15.000% due 07/01/18 (Þ)	875	910
Education Management, LLC Term Loan 8.250% due 03/30/18	2,532	2,186
Elo Touch Solutions, Inc. 12.000% due 12/01/18	2,000	1,600
Emdeon, Inc. 11.000% due 12/31/19	1,415	1,652
Emergency Medical Services Corp.
4.000% due 05/25/18 (Ê)	2,270	2,297
8.125% due 06/01/19	1,805	1,999
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
11.000% due 10/01/21 (Þ)	470	523
11.750% due 03/01/22 (Þ)	6,690	7,660
Expert Global Solutions, Inc. Term Loan B 8.000% due 04/03/18	7,209	7,287
First Data Corp.
4.199% due 03/24/18 (Ê)	1,150	1,146
6.750% due 11/01/20 (Þ)	4,750	5,094
8.250% due 01/15/21 (Þ)	1,695	1,801
11.250% due 01/15/21 (Þ)	615	643
10.625% due 06/15/21 (Þ)	815	838
FleetPride Corp. 9.250% due 05/01/20	2,000	1,975
Foresight Energy LLC / Foresight Energy Corp. 9.625% due 08/15/17 (Þ)	7,795	8,458

	Principal Amount ($) or Shares	Fair Value $
Frontier Communications Corp. 7.625% due 04/15/24	1,065	1,110
Global Brass & Copper, Inc.
9.500% due 06/01/19 (Þ)	1,570	1,727
Goodyear Tire & Rubber Co. (The)
6.500% due 03/01/21	1,230	1,287
7.000% due 05/15/22	625	676
GrafTech International, Ltd.
6.375% due 11/15/20 (Þ)	925	971
Grocery Outlet, Inc. Term Loan
10.500% due 05/26/19	2,700	2,781
GXS Worldwide, Inc.
9.750% due 06/15/15	6,450	6,660
Harbinger Group, Inc.
7.875% due 07/15/19 (Þ)	5,280	5,650
HCA Holdings, Inc.
6.250% due 02/15/21	1,740	1,905
HCA, Inc.
5.875% due 05/01/23	1,215	1,321
HCA, Inc. Term Loan B3
3.466% due 05/01/18 (Ê)	3,750	3,749
HD Supply, Inc.
7.500% due 07/15/20 (Þ)	145	157
11.500% due 07/15/20	695	827
Health Management Associates, Inc.
7.375% due 01/15/20	1,705	1,893
Heartland Dental Care, Inc.
9.750% due 12/11/20	2,200	2,272
Heartland Dental Care, LLC
6.250% due 12/21/18	750	760
Hillman Group, Inc. (The)
10.875% due 06/01/18	760	842
IDQ Holdings, Inc.
11.500% due 04/01/17 (Þ)	2,170	2,439
Immucor, Inc.
11.125% due 08/15/19	2,225	2,553
Iron Mountain, Inc.
5.750% due 08/15/24	1,595	1,643
Isle of Capri Casinos, Inc.
8.875% due 06/15/20	1,223	1,345
JBS USA LLC / JBS USA Finance, Inc.
7.250% due 06/01/21 (Þ)	1,110	1,177
Kinetic Concepts, Inc. / KCI USA Inc
10.500% due 11/01/18	2,805	3,149
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.750% due 03/01/19	2,195	2,299
Level 3 Financing, Inc.
8.125% due 07/01/19	565	623
7.000% due 06/01/20 (Þ)	1,330	1,406
8.625% due 07/15/20	450	509
Levi Strauss & Co.
6.875% due 05/01/22	850	949
6.875% due 05/01/22 (Þ)	1,235	1,378
Light Tower Fiber LLC
1.000% due 03/27/20	670	677
8.000% due 03/29/21	190	193

224	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

LIN Television Corp.
6.375% due 01/15/21	1,400	1,505
Linn Energy LLC / Linn Energy Finance Corp.
6.500% due 05/15/19	1,960	2,077
6.250% due 11/01/19 (Þ)	175	183
Live Nation Entertainment, Inc.
Zero coupon due 11/06/16 (Ê)	218	221
Lynx II Corp.
7.000% due 04/15/23 (Þ)	1,550	2,538
MasTec, Inc.
4.875% due 03/15/23	220	220
Mead Products LLC / ACCO Brands Corp.
6.750% due 04/30/20 (Þ)	1,025	1,089
MGM Resorts International
3.500% due 12/20/19	5,330	5,404
6.750% due 10/01/20 (Þ)	810	889
6.625% due 12/15/21	585	636
Milacron LLC / Mcron Finance Corp.
7.750% due 02/15/21 (Þ)	1,610	1,674
Murray Energy Corp.
10.250% due 10/15/15 (Þ)	1,225	1,249
National Vision, Inc.
7.000% due 08/02/18	1,728	1,763
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.875% due 03/15/22 (Å)	285	306
North Atlantic Trading Co.
11.500% due 07/15/16 (Þ)	1,310	1,377
NRG Energy, Inc.
6.625% due 03/15/23 (Þ)	2,220	2,420
Oasis Petroleum, Inc.
6.500% due 11/01/21	1,190	1,309
6.875% due 01/15/23	705	783
Optima Specialty Steel, Inc.
12.500% due 12/15/16 (Þ)	2,030	2,213
16.000% due 12/30/16 (Å)	1,950	1,950
Paperworks Industries, Inc. Term Loan
11.125% due 07/12/16	1,419	1,369
11.125% due 07/20/16 (Å)	4,213	4,066
Party City Holdings, Inc.
8.875% due 08/01/20 (Þ)	2,225	2,514
Peabody Energy Corp.
6.000% due 11/15/18	920	993
6.250% due 11/15/21	870	928
Pemex Project Funding Master Trust
Series REGS
5.500% due 02/24/25	600	948
Penn Virginia Corp.
7.250% due 04/15/19	1,180	1,162
8.500% due 05/01/20 (Å)	280	282
Penske Automotive Group, Inc.
5.750% due 10/01/22 (Þ)	1,940	2,054
Physio-Control International, Inc.
9.875% due 01/15/19 (Þ)	560	640

	Principal Amount ($) or Shares	Fair Value $
Pilgrim’s Pride Corp.
7.875% due 12/15/18	2,640	2,864
Pinnacle Entertainment, Inc.
7.750% due 04/01/22	1,935	2,119
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
4.875% due 05/01/21 (Å)	1,240	1,276
Plains Exploration & Production Co.
6.750% due 02/01/22	1,980	2,237
6.875% due 02/15/23	415	473
Polymer Group, Inc.
7.750% due 02/01/19	1,585	1,742
Radiation Therapy Services, Inc.
8.875% due 01/15/17	2,220	2,117
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.500% due 04/15/23	580	635
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ)	250	282
ResCare, Inc.
10.750% due 01/15/19	30	34
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
9.875% due 08/15/19	630	707
5.750% due 10/15/20	2,065	2,163
6.875% due 02/15/21	5	6
Rite Aid Corp.
9.500% due 06/15/17	6,160	6,406
ROC Finance, LLC
1.000% due 03/28/19	730	736
Ryerson, Inc. / Joseph T Ryerson & Son Inc
9.000% due 10/15/17 (Þ)	2,430	2,649
Sabine Pass Liquefaction LLC
5.625% due 04/15/23 (Å)	1,410	1,449
Scientific Games International, Inc.
6.250% due 09/01/20	2,155	2,214
Serta Simmons Holdings LLC
8.125% due 10/01/20 (Þ)	1,490	1,592
ServiceMaster Co.
7.000% due 08/15/20 (Þ)	1,265	1,311
Shale-Inland Holdings LLC / Shale-Inland Finance Corp.
8.750% due 11/15/19 (Þ)	2,030	2,147
Sheridan Holdings, Inc.
9.000% due 06/29/19	930	946
Sidewinder Drilling, Inc.
9.750% due 11/15/19 (Þ)	580	602
Sinclair Television Group, Inc.
5.375% due 04/01/21 (Þ)	465	471
Sitel LLC / Sitel Finance Corp.
11.000% due 08/01/17 (Þ)	3,170	3,400
Southern Copper Corp.
6.750% due 04/16/40	200	232
5.250% due 11/08/42	100	96
Spectrum Brands Escrow Corp.
6.375% due 11/15/20 (Þ)	230	251
6.625% due 11/15/22 (Þ)	1,060	1,169

Russell Global Opportunistic Credit Fund	225

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Sprint Capital Corp.
6.900% due 05/01/19	740	804
Sprint Nextel Corp.
6.000% due 11/15/22	1,870	1,949
SSI Investments II, Ltd. / SSI Co.-Issuer LLC
11.125% due 06/01/18	1,816	2,011
Stallion Oilfield Holdings, Ltd.
10.500% due 02/15/15	360	380
Stone Energy Corp.
7.500% due 11/15/22	1,330	1,456
Summit Materials LLC / Summit Materials Finance Corp.
10.500% due 01/31/20 (Þ)	1,285	1,478
SunCoke Energy, Inc.
7.625% due 08/01/19	1,850	2,003
Sunstate Equipment Co. LLC / Sunstate Equipment Co, Inc. .
12.000% due 06/15/16 (Þ)	1,460	1,643
Symbion, Inc.
8.000% due 06/15/16	1,020	1,081
Tempur-Pedic International, Inc.
6.875% due 12/15/20 (Þ)	1,490	1,626
Thermadyne Holdings Corp.
9.000% due 12/15/17	6,330	6,931
Tops Holding Corp. / Tops Markets LLC
8.875% due 12/15/17 (Þ)	885	988
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000% due 04/01/19 (Þ)	2,840	3,103
TransUnion Holding Co., Inc.
8.125% due 06/15/18 (Þ)	1,285	1,381
9.625% due 06/15/18	1,005	1,103
Tronox Finance LLC
6.375% due 08/15/20 (Þ)	1,250	1,247
UCI International, Inc.
8.625% due 02/15/19	1,605	1,687
United Rentals NA, Inc.
7.625% due 04/15/22	795	912
6.125% due 06/15/23	315	340
United Surgical Partners International, Inc.
9.000% due 04/01/20	2,070	2,339
Univision Communications, Inc.
6.875% due 05/15/19 (Þ)	1,500	1,639
6.750% due 09/15/22 (Þ)	205	227
US Coatings Acquisition, Inc. / Flash Dutch 2 BV
5.750% due 02/01/21 (Þ)	730	1,024
UTEX Industries, Inc.
4.750% due 04/10/20	550	557
8.7500% due 04/09/21	1,110	1,128
Valeant Pharmaceuticals International
6.750% due 08/15/21 (Þ)	520	575
7.250% due 07/15/22 (Þ)	1,225	1,387
Van Wagner Communications LLC
8.250% due 08/03/18	580	589

	Principal Amount ($) or Shares		Fair Value $
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc.
8.000% due 02/01/18		1,145	1,239
7.750% due 02/01/19		1,225	1,331
VWR Funding, Inc.
7.250% due 09/15/17 (Þ)		3,150	3,355
Warner Music 11/12 Cov-Lite TL
5.250% due 11/01/18 (Ê)		1,010	1,023
Washington Inventory Service Term Loan
10.250% due 06/18/19		2,600	2,665
West Corp.
1.000% due 06/30/18 (Ê)		2,900	2,945
7.875% due 01/15/19		1,400	1,526
Wilton Brands LLC
7.500% due 08/30/18 (Ê)		4,012	4,038
Windstream Corp.
7.500% due 04/01/23		1,150	1,253
WMG Acquisition Corp.
Series REGS
6.250% due 01/15/21		1,780	2,403
Wolverine World Wide, Inc.
6.125% due 10/15/20 (Þ)		1,430	1,557

			338,056

Uruguay - 0.3%
Uruguay Government International Bond
5.000% due 09/14/18	UYU	6,944	429
6.875% due 09/28/25		828	1,125
7.875% due 01/15/33		550	833

			2,387

Venezuela, Bolivarian Republic of - 2.2%
Bogota Distrito Capital 9.750% due 07/26/28	COP	800,000	665
Petroleos de Venezuela SA
Series 2014 4.900% due 10/28/14		10,479	10,102
Series 2015 5.000% due 10/28/15		183	169
Series REGS 8.500% due 11/02/17		1,202	1,163
Republic of Venezuela 7.750% due 10/13/19		1,500	1,410
Venezuela Government International Bond
6.000% due 12/09/20		579	486
9.250% due 09/15/27		251	246
Series REGS
13.625% due 08/15/18		1,024	1,137
12.750% due 08/23/22		3,028	3,456
11.950% due 08/05/31		729	803

			19,637

Virgin Islands, British - 0.6%
Arcos Dorados Holdings, Inc.
Series REGS 10.250% due 07/13/16	BRL	1,650	868

226	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Gold Fields Orogen Holding BVI, Ltd.
Series REGS 4.875% due 10/07/20	200	192
Mega Advance Investments, Ltd. 5.000% due 05/12/21 (Þ)	405	459
PCCW-HKT Capital No. 4, Ltd. 4.250% due 02/24/16	435	463
QGOG Atlantic / Alaskan Rigs, Ltd. 5.250% due 07/30/18 (Þ)	319	332
Sinochem Overseas Capital Co., Ltd. 4.500% due 11/12/20 (Þ)	1,824	2,004
Series REGS 4.500% due 11/12/20	353	388
Sinopec Capital 2013, Ltd. 3.125% due 04/24/23 (Å)	573	564

		5,270

Total Long-Term Fixed Income Investments (cost $731,819)		774,571

Preferred Stocks - 0.3%
United States - 0.3%
Harbinger Group, Inc. (Æ)(Þ)	2,000	2,447

Total Preferred Stocks (cost $2,000)		2,447

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Cross Currency Options
May 2013 54.43 Put (1)	USD 3,300	33
Jun 2013 9.15 Put (1)	USD 1,650	43

Total Options Purchased (cost $60)		76

	Principal Amount ($) or Shares
Short-Term Investments - 13.7%
Dominican Republic - 0.0%
Dominican Republic International Bond
Series REGS 16.000% due 02/07/14	14,000	356

Hungary - 0.1%
Hungary Government International Bond 4.500% due 01/29/14	724	962

	Principal Amount ($) or Shares		Fair Value $
Malaysia - 0.2%
Bank Negara Malaysia Monetary Notes
Series 102 Zero coupon due 07/18/13 (ž)	3,810		1,244
Series 3912 Zero coupon due 05/02/13	2,400		789

			2,033

Nigeria - 0.2%
Nigeria Treasury Bills 0.010% due 06/27/13 (ž)	71,000		441
Zero coupon due 09/05/13 (ž)	46,000		277
0.010% due 10/24/13 (ž)	4,000		24
0.010% due 12/19/13 (ž)	145,750		855
0.010% due 04/10/14 (ž)	75,000		428
Zero coupon due 04/24/14 (ž)	2,000		11

			2,036

Thailand - 0.2%
Bank of Thailand
Series 2YR 3.000% due 12/22/13	45,000		1,536

Turkey - 0.5%
Turkey Government Bond
Series 2YR 9.000% due 03/05/14	7,400		4,260

Ukraine - 0.0%
Ukraine Government International Bond
Series REGS 7.650% due 06/11/13	266		267

United Kingdom - 0.4%
Barclays Bank PLC
10.000% due 05/28/13 (Å)	1,930		989
10.000% due 05/29/13 (Å)	426		2,177

			3,166

United States - 12.1%
Citigroup, Inc.
Series EmTN Zero coupon due 07/15/13 (Å)	87		1,050
JPMorgan Chase Bank NA 10.000% due 05/23/13 (Å)	460		238
Series EMtN 10.000% due 05/23/13 (Þ)(ž)	2,180		1,093
Russell U.S. Cash Management Fund	104,544,080	(¥)	104,544

			106,925

Total Short-Term Investments (cost $121,376)			121,541

Total Investments - 101.4% (identified cost $855,255)			898,635

Other Assets and Liabilities, Net - (1.4%)			(12,414)

Net Assets - 100.0%			886,221

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund	227

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

2.7%
ARS Intermediate Holdings LLC	05/03/11	2,445,000	99.09	2,423	2,087
Barclays Bank PLC	04/16/13	1,930,000	51.31	990	989
Barclays Bank PLC	04/26/13	426,000	510.83	2,176	2,177
BC Mountain LLC / BC Mountain Finance, Inc.	04/22/13	1,900,000	107.22	2,037	2,042
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.	10/25/11	445,000	99.54	443	458
Citigroup, Inc.	04/09/13	87,000	1,248.94	1,087	1,050
CST Brands, Inc.	04/25/13	1,785,000	100.00	1,785	1,832
EDC Finance, Ltd.	04/11/13	233,000	100.00	233	235
Elior Finance & Co. SCA	04/18/13	840,000	131.93	1,108	1,151
JPMorgan Chase Bank NA	04/29/13	460,000	51.53	237	238
KazMunayGas National Co. JSC	04/25/13	366,000	100.00	366	369
Medi-Partenaires SAS	04/29/13	970,000	131.74	1,278	1,287
Metalsa SA de CV	04/17/13	212,000	100.00	212	213
Mriya Agro Holding PLC	04/11/13	262,000	98.84	259	257
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.	04/18/13	285,000	106.74	304	306
Optima Specialty Steel, Inc.	01/31/13	1,950,000	98.09	1,913	1,950
Paperworks Industries, Inc. Term Loan	07/13/11	4,213,470	100.00	4,214	4,066
Penn Virginia Corp.	04/10/13	280,000	100.00	280	282
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	04/15/13	1,240,000	100.33	1,244	1,276
Sabine Pass Liquefaction LLC	04/10/13	1,410,000	100.00	1,410	1,449
Sinopec Capital 2013, Ltd.	04/18/13	573,000	99.42	570	564

					24,278

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

228	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
United States Treasury 5 Year Note Futures	175	USD	21,812	06/13	98
United States Treasury 10 Year Note Futures	140	USD	18,670	06/13	197

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					295

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Cross Currency Options USD	Put	1	8.90	USD	1,650	06/26/13	(20)

Total Liability for Options Written (premiums received $11)							(20)

Transactions in options written contracts for the period ended April 30, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	—	$—
Opened	1	11
Closed	—	—

Outstanding April 30, 2013	1	$11

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund	229

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

		—		—	06/26/13	(9)
Barclays Bank PLC	USD	150	BRL	299	05/03/13	—
Barclays Bank PLC	USD	160	BRL	319	05/03/13	(1)
Barclays Bank PLC	USD	400	BRL	793	05/03/13	(4)
Barclays Bank PLC	USD	2,514	BRL	5,085	05/03/13	28
Barclays Bank PLC	USD	3,401	BRL	6,820	06/04/13	(5)
Barclays Bank PLC	USD	170	CZK	3,377	05/17/13	2
Barclays Bank PLC	USD	500	HUF	115,085	05/02/13	6
Barclays Bank PLC	USD	501	HUF	115,085	05/08/13	5
Barclays Bank PLC	USD	2,000	IDR	20,400,000	06/19/13	86
Barclays Bank PLC	USD	690	MXN	8,384	05/03/13	—
Barclays Bank PLC	USD	686	MXN	8,384	05/22/13	3
Barclays Bank PLC	USD	408	MYR	1,237	05/02/13	(2)
Barclays Bank PLC	USD	3,119	PLN	9,793	05/02/13	(20)
Barclays Bank PLC	USD	3,083	PLN	9,793	05/17/13	14
Barclays Bank PLC	USD	420	RUB	13,329	05/06/13	8
Barclays Bank PLC	USD	260	RUB	8,240	05/08/13	5
Barclays Bank PLC	USD	263	RUB	8,240	05/13/13	1
Barclays Bank PLC	USD	423	RUB	13,329	05/13/13	5
Barclays Bank PLC	USD	186	ZAR	1,668	05/03/13	—
Barclays Bank PLC	BRL	1,712	USD	847	05/03/13	(8)
Barclays Bank PLC	BRL	2,325	USD	1,150	05/03/13	(12)
Barclays Bank PLC	BRL	6,820	USD	3,413	05/03/13	5
Barclays Bank PLC	EUR	387	USD	505	05/15/13	(3)
Barclays Bank PLC	HUF	115,085	USD	502	05/02/13	(5)
Barclays Bank PLC	HUF	14,742	USD	65	05/08/13	1
Barclays Bank PLC	HUF	23,808	USD	105	05/08/13	—
Barclays Bank PLC	HUF	119,433	USD	523	05/08/13	(2)
Barclays Bank PLC	HUF	353,436	USD	1,498	05/08/13	(56)
Barclays Bank PLC	IDR	24,300,000	USD	2,500	05/16/13	5
Barclays Bank PLC	MXN	8,384	USD	687	05/03/13	(3)
Barclays Bank PLC	MYR	1,237	USD	400	05/02/13	(7)
Barclays Bank PLC	PLN	9,793	USD	3,086	05/02/13	(13)
Barclays Bank PLC	RUB	13,329	USD	424	05/06/13	(5)
Barclays Bank PLC	RUB	8,240	USD	263	05/08/13	(1)
Barclays Bank PLC	RUB	12,694	USD	400	05/13/13	(7)
Barclays Bank PLC	TRY	3,208	USD	1,782	05/13/13	(6)
Barclays Bank PLC	ZAR	1,668	USD	185	05/22/13	—
Barclays Bank PLC	ZAR	6,022	USD	654	05/22/13	(15)
Brown Brothers Harriman & Co.	USD	754	EUR	587	05/08/13	19
Citibank	USD	400	CLP	189,760	05/03/13	3
Citibank	USD	1,469	MXN	18,026	05/22/13	13
Citibank	USD	317	TRY	569	05/13/13	—
Citibank	CLP	189,760	USD	402	05/03/13	(1)
Citibank	PEN	12,950	USD	5,000	05/16/13	105
Citibank	TRY	569	USD	317	05/02/13	—
Citibank	TRY	130	USD	72	05/13/13	—
Citibank	TRY	1,352	USD	751	05/13/13	(3)
Deutsche Bank AG	USD	34	EUR	26	05/15/13	—
Deutsche Bank AG	USD	59	EUR	45	05/15/13	—
Deutsche Bank AG	USD	67	EUR	52	05/15/13	2
Deutsche Bank AG	USD	155	EUR	119	05/15/13	2
Deutsche Bank AG	USD	184	EUR	141	05/15/13	2

See accompanying notes which are an integral part of the financial statements.

230	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	USD	213	EUR	163	05/15/13	1
Deutsche Bank AG	USD	283	EUR	217	05/15/13	2
Deutsche Bank AG	USD	314	EUR	241	05/15/13	3
Deutsche Bank AG	USD	387	EUR	302	05/15/13	11
Deutsche Bank AG	USD	439	EUR	342	05/15/13	11
Deutsche Bank AG	USD	460	EUR	358	05/15/13	12
Deutsche Bank AG	USD	1,103	MXN	14,157	05/06/13	63
Deutsche Bank AG	USD	1,104	NGN	177,150	07/17/13	(6)
Deutsche Bank AG	COP	4,811,592	USD	2,640	05/06/13	4
Deutsche Bank AG	EUR	217	USD	283	05/03/13	(2)
Deutsche Bank AG	EUR	5,498	USD	7,074	05/15/13	(168)
Deutsche Bank AG	GBP	273	USD	415	05/15/13	(8)
Deutsche Bank AG	GBP	306	USD	466	05/15/13	(9)
Deutsche Bank AG	MXN	14,157	USD	1,100	05/06/13	(66)
HSBC Bank PLC	USD	2,515	BRL	5,085	05/03/13	27
HSBC Bank PLC	USD	3,362	BRL	6,780	05/03/13	27
HSBC Bank PLC	USD	3,401	BRL	6,820	06/04/13	(4)
HSBC Bank PLC	USD	3,402	BRL	6,820	06/04/13	(6)
HSBC Bank PLC	USD	200	CLP	94,870	05/03/13	1
HSBC Bank PLC	USD	220	CLP	104,368	05/06/13	1
HSBC Bank PLC	USD	220	CLP	104,412	05/06/13	2
HSBC Bank PLC	USD	520	RUB	16,461	05/08/13	9
HSBC Bank PLC	USD	230	RUB	7,219	05/13/13	2
HSBC Bank PLC	USD	526	RUB	16,461	05/13/13	2
HSBC Bank PLC	USD	3,605	RUB	112,715	05/13/13	12
HSBC Bank PLC	BRL	6,820	USD	3,415	05/03/13	6
HSBC Bank PLC	BRL	6,820	USD	3,413	05/03/13	4
HSBC Bank PLC	CLP	94,870	USD	201	05/03/13	—
HSBC Bank PLC	IDR	19,464,000	USD	2,000	05/16/13	1
HSBC Bank PLC	RUB	16,461	USD	526	05/08/13	(2)
HSBC Bank PLC	RUB	8,877	USD	280	05/13/13	(5)
HSBC Bank PLC	RUB	10,000	USD	315	05/13/13	(6)
JPMorgan Chase Bank	USD	3,402	BRL	6,820	06/04/13	(6)
JPMorgan Chase Bank	USD	1,800	CNH	11,174	07/12/13	8
JPMorgan Chase Bank	USD	3,000	IDR	29,992,500	06/17/13	68
JPMorgan Chase Bank	USD	69	MXN	838	05/22/13	—
JPMorgan Chase Bank	USD	460	MYR	1,392	05/02/13	(2)
JPMorgan Chase Bank	USD	3,121	PLN	9,793	05/02/13	(21)
JPMorgan Chase Bank	USD	3,084	PLN	9,793	05/17/13	13
JPMorgan Chase Bank	USD	520	RUB	16,489	05/08/13	10
JPMorgan Chase Bank	USD	230	RUB	7,220	05/13/13	2
JPMorgan Chase Bank	USD	527	RUB	16,489	05/13/13	3
JPMorgan Chase Bank	USD	53	ZAR	479	05/03/13	—
JPMorgan Chase Bank	BRL	605	USD	300	05/03/13	(2)
JPMorgan Chase Bank	BRL	6,820	USD	3,415	05/03/13	6
JPMorgan Chase Bank	CNH	5,577	USD	900	07/12/13	(3)
JPMorgan Chase Bank	CZK	3,351	USD	170	05/17/13	(2)
JPMorgan Chase Bank	CZK	17,417	USD	880	05/17/13	(9)
JPMorgan Chase Bank	HUF	108,721	USD	480	05/08/13	2
JPMorgan Chase Bank	MXN	838	USD	69	05/02/13	—
JPMorgan Chase Bank	MYR	1,392	USD	450	05/02/13	(8)
JPMorgan Chase Bank	PLN	9,793	USD	3,087	05/02/13	(12)
JPMorgan Chase Bank	RUB	16,489	USD	527	05/08/13	(3)
JPMorgan Chase Bank	RUB	22,141	USD	700	05/13/13	(10)
JPMorgan Chase Bank	THB	46,312	USD	1,593	05/13/13	16

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund	231

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	ZAR	479	USD	53	05/02/13	—
JPMorgan Chase Bank	ZAR	2,737	USD	298	05/22/13	(7)
State Street Bank & Trust Co.	USD	534	AUD	514	05/08/13	(2)
State Street Bank & Trust Co.	USD	1,141	AUD	1,100	05/08/13	(1)
State Street Bank & Trust Co.	USD	377	CAD	383	05/08/13	3
State Street Bank & Trust Co.	USD	2,984	CAD	3,001	05/08/13	(5)
State Street Bank & Trust Co.	USD	729	CHF	678	05/03/13	—
State Street Bank & Trust Co.	USD	60,223	EUR	45,738	05/03/13	11
State Street Bank & Trust Co.	USD	2,707	EUR	2,053	05/08/13	(3)
State Street Bank & Trust Co.	USD	9,935	GBP	6,391	05/03/13	(7)
State Street Bank & Trust Co.	USD	858	NZD	1,026	05/08/13	21
State Street Bank & Trust Co.	USD	1,177	NZD	1,373	05/08/13	(1)
State Street Bank & Trust Co.	USD	5	RON	16	04/25/13	—
State Street Bank & Trust Co.	AUD	1,614	USD	1,678	05/08/13	6
State Street Bank & Trust Co.	AUD	37	USD	38	06/07/13	—
State Street Bank & Trust Co.	AUD	1,100	USD	1,139	06/07/13	2
State Street Bank & Trust Co.	CAD	3,384	USD	3,329	05/08/13	(30)
State Street Bank & Trust Co.	CAD	920	USD	914	06/07/13	1
State Street Bank & Trust Co.	CAD	3,001	USD	2,981	06/07/13	5
State Street Bank & Trust Co.	CHF	678	USD	716	05/03/13	(14)
State Street Bank & Trust Co.	CHF	677	USD	728	06/04/13	—
State Street Bank & Trust Co.	EUR	517	USD	673	05/03/13	(7)
State Street Bank & Trust Co.	EUR	46,021	USD	59,089	05/03/13	(1,519)
State Street Bank & Trust Co.	EUR	2,640	USD	3,391	05/08/13	(86)
State Street Bank & Trust Co.	EUR	46,222	USD	60,872	06/04/13	(12)
State Street Bank & Trust Co.	EUR	514	USD	678	06/07/13	1
State Street Bank & Trust Co.	EUR	2,053	USD	2,707	06/07/13	3
State Street Bank & Trust Co.	GBP	94	USD	143	05/03/13	(3)
State Street Bank & Trust Co.	GBP	7,297	USD	11,043	05/03/13	(283)
State Street Bank & Trust Co.	GBP	6,458	USD	10,037	06/04/13	7
State Street Bank & Trust Co.	NZD	2,399	USD	2,006	05/08/13	(50)
State Street Bank & Trust Co.	NZD	199	USD	170	06/07/13	—
State Street Bank & Trust Co.	NZD	1,373	USD	1,175	06/07/13	1
UBS AG	USD	3,361	BRL	6,780	05/03/13	28
UBS AG	USD	3,361	BRL	6,780	05/03/13	28
UBS AG	BRL	13,560	USD	6,774	05/03/13	(3)
UBS AG	EUR	387	USD	506	05/15/13	(3)
UBS AG	HUF	10,194	USD	43	05/08/13	(2)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,820)

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

Dow Jones CDX Index	Morgan Stanley	USD	1,000	5.000%		06/20/18	67
Dow Jones CDX Index	Morgan Stanley	USD	1,000	5.000%		06/20/18	67
Dow Jones CDX Index	Morgan Stanley	USD	2,000	5.000%		06/20/18	133
Dow Jones CDX Index	Morgan Stanley	USD	4,000	(5.000%	)	06/20/18	(268)
Dow Jones CDX Index	Morgan Stanley	USD	12,000	5.000%		06/20/18	805
Dow Jones CDX Index	Morgan Stanley	USD	20,000	5.000%		06/20/18	1,342

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $1,020 (å)							2,146

See accompanying notes which are an integral part of the financial statements.

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Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Argentina	$—	$224	$—	$224	—	*
Australia	—	1,480	—	1,480	0.2
Austria	—	254	—	254	—	*
Azerbaijan	—	330	—	330	—	*
Bermuda	—	2,372	—	2,372	0.3
Brazil	—	15,320	—	15,320	1.7
Canada	—	3,252	—	3,252	0.4
Cayman Islands	—	5,139	—	5,139	0.6
Chile	—	5,606	—	5,606	0.6
Colombia	—	14,561	—	14,561	1.6
Costa Rica	—	404	—	404	—	*
Croatia	—	4,006	—	4,006	0.5
Cyprus	—	257	—	257	—	*
Dominican Republic	—	2,147	—	2,147	0.2
El Salvador	—	1,519	—	1,519	0.2
France	—	9,540	—	9,540	1.1
Germany	—	8,920	786	9,706	1.1
Ghana	—	376	—	376	—	*
Guatemala	—	991	—	991	0.1
Hungary	—	12,274	—	12,274	1.4
Indonesia	—	23,675	—	23,675	2.7
Iraq	—	2,469	—	2,469	0.3
Ireland	—	7,740	—	7,740	0.9
Isle of Man	—	271	—	271	—	*
Kazakhstan	—	2,497	—	2,497	0.3
Lithuania	—	5,397	—	5,397	0.6
Luxembourg	—	54,037	—	54,037	6.1
Malaysia	—	18,605	—	18,605	2.1
Mexico	—	35,298	—	35,298	4.0
Morocco	—	1,144	—	1,144	0.1
Netherlands	—	11,743	—	11,743	1.3
Nigeria	—	2,465	—	2,465	0.3
Panama	—	7,299	—	7,299	0.8
Peru	—	8,087	—	8,087	0.9
Philippines	—	6,699	—	6,699	0.8
Poland	—	18,434	—	18,434	2.1
Qatar	—	2,179	—	2,179	0.2
Romania	—	4,483	—	4,483	0.5
Russia	—	19,101	—	19,101	2.2
Singapore	—	205	—	205	—	*
Slovakia	—	1,606	—	1,606	0.2
South Africa	—	23,819	—	23,819	2.7
South Korea	—	769	—	769	0.1
Spain	—	4,457	—	4,457	0.5
Sweden	—	1,733	—	1,733	0.2
Thailand	—	12,246	—	12,246	1.4
Turkey	—	30,509	—	30,509	3.4
Ukraine	—	4,641	—	4,641	0.5
United Kingdom	—	7,855	—	7,855	0.9
United States	—	327,987	10,069	338,056	38.2
Uruguay	—	2,387	—	2,387	0.3
Venezuela, Bolivarian Republic of	—	19,637	—	19,637	2.2
Virgin Islands, British	—	5,270	—	5,270	0.6

See accompanying notes which are an integral part of the financial statements.

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Presentation of Portfolio Holdings, continued — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Preferred Stocks	$—	$—	$2,447	$2,447	$0.3
Options Purchased	—	76	—	76	—	*
Short-Term Investments	—	119,145	2,396	121,541	13.7

Total Investments	—	882,937	15,698	898,635	101.4

Other Assets and Liabilities, Net					(1.4)

					100.0

Other Financial Instruments
Futures Contracts	295	—	—	295	—	*
Options Written	—	(20)	—	(20)	(—	)*
Foreign Currency Exchange Contracts	(24)	(1,796)	—	(1,820)	(0.2)
Credit Default Swap Contracts	—	1,126	—	1,126	0.1

Total Other Financial Instruments*	$271	$(690)	$—	$(419)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Presentation of Portfolio Holdings, continued — April 30, 2013 (Unaudited)

Amounts in thousands

The significant inputs used in determining the fair value levels of Level 3 securities were as follows:

Quantitative Information about Level 3 Fair Value Measurements

Category and Subcategory	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Fair Value $

Long-Term Fixed Income Investments
Germany	Broke Ouote*			$786
United States	Broke Ouote*			597
United States	Market Comparable Companies	Yield to Worst	0.1%-3.4%	5,436
United States	Market Comparable Companies	Yield to Worst	13.9%-24.5%	2,087
United States	Market Comparable Companies	Yield to Worst	4.2%-10.2%	1,950
Preferred Stock	Market Conversion Price	Redemption Value	1,036.74	2,447
Short-Term Investments	Broke Ouote*			1,050
Short-Term Investments	Other**			1,345

Total Investments				$15,698

*	For a description of the “Broker Ouote” Valuation Technique see note 2 in the Notes to Financial Statements.
**	Level 3 investments with a listed Valuation Technique of “Other” for the period ended April 30, 2013 were less than 1% of net assets.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending April 30, 2013 were as follows:

Category and Subcategory	Beginning Balance 11/1/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 4/30/2013	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 4/30/2013

Long-Term Fixed Income Investments
Dominican Republic	$435	$—	$43	$—	$(146)	$—	$385	$139	$—	$—
Germany	933	—	84	—	(32)	—	—	(31)	786	(31)
Switzerland	979	—	1,070	1	104	—	—	(14)	—	—
United States	8,291	2,240	342	2	27	—	—	(149)	10,069	(149)
Preferred Stocks	2,485	—	—	—	—	—	—	(38)	2,447	(38)
Short-Term Investments	3,092	3,167	4,235	(11)	(118)	385	—	116	2,396	116

Total Investments	16,215	5,407	5,774	(8)	(165)	385	385	23	15,698	(102)

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$—	$76
Unrealized appreciation on foreign currency exchange contracts	—	—	766	—
Daily variation margin on futures contracts**	—	—	—	295
Credit default swap contracts, at fair value	—	2,414	—	—

Total	$—	$2,414	$766	$371

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$—	$2,586	$—
Options written, at fair value	—	—	—	20
Credit default swap contracts, at fair value	—	268	—	—

Total	$—	$268	$2,586	$20

Derivatives not accounted for as hedging instruments	Equity Contracts	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$—	$69
Index swap contracts	(177)	—	—	—
Credit default swap contracts	—	954	—	—
Foreign currency-related transactions***	—	—	3,303	—

Total	$(177)	$954	$3,303	$69

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$—	$—	$16
Futures contracts	—	—	—	259
Options written	—	—	—	(9)
Credit default swap contracts	—	1,153	—	—
Foreign currency-related transactions*****	—	—	(2,356)	—

Total	$—	$1,153	$(2,356)	$266

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
***	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
****	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.
*****	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

236	Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$855,255
Investments, at fair value*	898,635
Cash (restricted)(a)	295
Foreign currency holdings**	2,568
Unrealized appreciation on foreign currency exchange contracts	766
Receivables:
Dividends and interest	12,754
Dividends from affiliated Russell funds	10
Investments sold	10,278
Fund shares sold	1,945
Foreign taxes recoverable	159
Prepaid expenses	6
Credit default swap contracts, at fair value***	2,414

Total assets	929,830

Liabilities
Payables:
Due to broker(b)	410
Investments purchased	39,058
Fund shares redeemed	437
Accrued fees to affiliates	621
Other accrued expenses	195
Daily variation margin on futures contracts	14
Unrealized depreciation on foreign currency exchange contracts	2,586
Options written, at fair value****	20
Credit default swap contracts, at fair value***	268

Total liabilities	43,609

Net Assets	$886,221

See accompanying notes which are an integral part of the financial statements.

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Russell Global Opportunistic Credit Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,213
Accumulated net realized gain (loss)	9,599
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	43,380
Futures contracts	295
Options written	(9)
Credit default swap contracts	1,126
Foreign currency-related transactions	(1,821)
Shares of beneficial interest	828
Additional paid-in capital	828,610

Net Assets	$886,221

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.68
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$11.10
Class A — Net assets	$11,498,542
Class A — Shares outstanding ($.01 par value)	1,076,778
Net asset value per share: Class C(#)	$10.64
Class C — Net assets	$13,691,257
Class C — Shares outstanding ($.01 par value)	1,286,990
Net asset value per share: Class E(#)	$10.69
Class E — Net assets	$14,589,733
Class E — Shares outstanding ($.01 par value)	1,364,402
Net asset value per share: Class S(#)	$10.71
Class S — Net assets	$541,357,876
Class S — Shares outstanding ($.01 par value)	50,558,688
Net asset value per share: Class Y(#)	$10.71
Class Y — Net assets	$305,083,932
Class Y — Shares outstanding ($.01 par value)	28,478,685
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$104,544
** Foreign currency holdings - cost	$2,578
*** Credit default swap contracts - premiums paid (received)	$1,020
**** Premiums received on options written	$11
(a) Cash Collateral for Futures	$295
(b) Due to Broker for Swaps	$410

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

238	Russell Global Opportunistic Credit Fund

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Russell Global Opportunistic Credit Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$117
Dividends from affiliated Russell funds	53
Interest	25,419
Less foreign taxes withheld	(5)

Total investment income	25,584

Expenses
Advisory fees	4,136
Administrative fees	199
Custodian fees	174
Distribution fees - Class A	13
Distribution fees - Class C	37
Transfer agent fees - Class A	10
Transfer agent fees - Class C	10
Transfer agent fees - Class E	14
Transfer agent fees - Class S	491
Transfer agent fees - Class Y	7
Professional fees	63
Registration fees	50
Shareholder servicing fees - Class C	12
Shareholder servicing fees - Class E	17
Trustees’ fees	10
Printing fees	93
Miscellaneous	11

Expenses before reductions	5,347
Expense reductions	(1,394)

Net expenses	3,953

Net investment income (loss)	21,631

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	5,637
Futures contracts	69
Index swap contracts	(177)
Credit default swap contracts	954
Foreign currency-related transactions	3,303

Net realized gain (loss)	9,786

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	16,139
Futures contracts	259
Options written	(9)
Credit default swap contracts	1,153
Foreign currency-related transactions	(2,356)

Net change in unrealized appreciation (depreciation)	15,186

Net realized and unrealized gain (loss)	24,972

Net Increase (Decrease) in Net Assets from Operations	$46,603

See accompanying notes which are an integral part of the financial statements.

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Russell Global Opportunistic Credit Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$21,631	$48,955
Net realized gain (loss)	9,786	8,922
Net change in unrealized appreciation (depreciation)	15,186	44,676

Net increase (decrease) in net assets from operations	46,603	102,553

Distributions
From net investment income
Class A	(294)	(497)
Class C	(227)	(433)
Class E	(389)	(1,514)
Class S	(14,394)	(47,527)
Class Y	(9,231)	(36,000)
From net realized gain
Class A	(64)	—
Class C	(53)	—
Class E	(85)	—
Class S	(2,966)	—
Class Y	(1,922)	—

Net decrease in net assets from distributions	(29,625)	(85,971)

Share Transactions*
Net increase (decrease) in net assets from share transactions	74,666	886

Total Net Increase (Decrease) in Net Assets	91,644	17,468

Net Assets
Beginning of period	794,577	777,109

End of period	$886,221	$794,577

Undistributed (overdistributed) net investment income included in net assets	$4,213	$7,117

See accompanying notes which are an integral part of the financial statements.

240	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	326	$3,421	650	$6,590
Proceeds from reinvestment of distributions	33	350	48	483
Payments for shares redeemed	(128)	(1,351)	(91)	(938)

Net increase (decrease)	231	2,420	607	6,135

Class C
Proceeds from shares sold	658	6,906	466	4,782
Proceeds from reinvestment of distributions	27	276	42	421
Payments for shares redeemed	(61)	(638)	(180)	(1,838)

Net increase (decrease)	624	6,544	328	3,365

Class E
Proceeds from shares sold	142	1,501	306	3,138
Proceeds from reinvestment of distributions	39	404	134	1,336
Payments for shares redeemed	(72)	(761)	(544)	(5,658)

Net increase (decrease)	109	1,144	(104)	(1,184)

Class S
Proceeds from shares sold	9,782	103,147	12,657	129,703
Proceeds from reinvestment of distributions	1,643	17,212	4,612	45,969
Payments for shares redeemed	(4,440)	(46,792)	(13,583)	(140,142)

Net increase (decrease)	6,985	73,567	3,686	35,530

Class Y
Proceeds from shares sold	841	8,856	4,721	47,870
Proceeds from reinvestment of distributions	1,064	11,153	3,621	36,000
Payments for shares redeemed	(2,756)	(29,018)	(12,267)	(126,830)

Net increase (decrease)	(851)	(9,009)	(3,925)	(42,960)

Total increase (decrease)	7,098	$74,666	592	$886

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund	241

Russell Investment Company

Russell Global Opportunistic Credit Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Total Distributions
Class A
April 30, 2013*	10.47	.26	.32	.58	(.30)	(.07)		(.37)
October 31, 2012	10.32	.58	.67	1.25	(1.10)	—		(1.10)
October 31, 2011	10.09	.57	(.25)	.32	(.09)	—	(f)	(.09)
October 31, 2010(5)	10.00	.03	.06	.09	—	—		—
Class C
April 30, 2013*	10.44	.21	.32	.53	(.26)	(.07)		(.33)
October 31, 2012	10.25	.51	.67	1.18	(.99)	—		(.99)
October 31, 2011	10.08	.48	(.23)	.25	(.08)	—	(f)	(.08)
October 31, 2010(5)	10.00	.02	.06	.08	—	—		—
Class E
April 30, 2013*	10.49	.26	.31	.57	(.30)	(.07)		(.37)
October 31, 2012	10.32	.59	.67	1.26	(1.09)	—		(1.09)
October 31, 2011	10.09	.56	(.24)	.32	(.09)	—	(f)	(.09)
October 31, 2010(5)	10.00	.03	.06	.09	—	—		—
Class S
April 30, 2013*	10.50	.27	.32	.59	(.31)	(.07)		(.38)
October 31, 2012	10.35	.62	.66	1.28	(1.13)	—		(1.13)
October 31, 2011	10.09	.58	(.22)	.36	(.10)	—	(f)	(.10)
October 31, 2010(5)	10.00	.03	.06	.09	—	—		—
Class Y
April 30, 2013*	10.51	.28	.31	.59	(.32)	(.07)		(.39)
October 31, 2012	10.36	.63	.66	1.29	(1.14)	—		(1.14)
October 31, 2011	10.09	.58	(.21)	.37	(.10)	—	(f)	(.10)
October 31, 2010(5)	10.00	.03	.06	.09	—	—		—

See accompanying notes which are an integral part of the financial statements.

242	Russell Global Opportunistic Credit Fund

$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

10.68	5.74	11,498	1.60	1.23	4.96	39
10.47	13.09	8,857	1.57	1.20	5.67	109
10.32	3.24	2,468	1.57	1.20	5.58	126
10.09	.90	234	1.88	1.51	3.13	4

10.64	5.30	13,691	2.35	1.98	4.15	39
10.44	12.33	6,918	2.32	1.95	4.94	109
10.25	2.51	3,432	2.32	1.95	4.78	126
10.08	.80	664	2.63	2.26	2.53	4

10.69	5.63	14,590	1.60	1.23	4.96	39
10.49	13.18	13,165	1.57	1.20	5.75	109
10.32	3.22	14,029	1.57	1.20	5.53	126
10.09	.90	885	1.88	1.51	3.80	4

10.71	5.86	541,358	1.35	.98	5.21	39
10.50	13.37	457,523	1.32	.95	6.00	109
10.35	3.57	412,737	1.32	.95	5.71	126
10.09	.90	247,804	1.63	1.26	3.58	4

10.71	5.91	305,084	1.15	.87	5.32	39
10.51	13.43	308,114	1.13	.85	6.11	109
10.36	3.69	344,443	1.14	.86	5.73	126
10.09	.90	370,496	1.46	1.18	3.37	4

See accompanying notes which are an integral part of the financial statements.

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Russell Investment Company

Russell Strategic Bond Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,018.50	$1,019.74
Expenses Paid During Period*	$5.10	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,014.60	$1,016.02
Expenses Paid During Period*	$8.84	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,018.70	$1,019.79
Expenses Paid During Period*	$5.06	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

244	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,020.30	$1,021.27
Expenses Paid During Period*	$3.56	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.71% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,019.70	$1,020.98
Expenses Paid During Period*	$3.86	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,020.90	$1,021.87
Expenses Paid During Period*	$2.96	$2.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.59% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Strategic Bond Fund	245

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 88.0%
Asset-Backed Securities - 6.8%
Access Group, Inc. Series 2004-2 Class A3 0.466% due 10/25/24 (Ê)	3,700	3,411
ACE Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class A2D 0.470% due 05/25/36 (Ê)	2,572	1,474
Series 2006-HE4 Class A2A 0.260% due 10/25/36 (Ê)	145	50
Ally Auto Receivables Trust Series 2010-1 Class A4 2.300% due 12/15/14	2,908	2,924
Series 2012-2 Class A2 0.560% due 10/15/14	6,500	6,503
Ally Master Owner Trust Series 2010-2 Class A 4.250% due 04/15/17 (Þ)	1,592	1,690
Series 2011-3 Class A2 1.810% due 05/15/16	3,580	3,627
Series 2012-1 Class A2 1.440% due 02/15/17	5,690	5,768
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	180	180
Series 2010-4 Class B 1.990% due 10/08/15	2,810	2,827
Series 2011-3 Class B 2.280% due 06/08/16	5,735	5,840
Series 2012-2 Class A2 0.760% due 10/08/15	10,802	10,816
Series 2012-4 Class A2 0.490% due 04/08/16	2,938	2,940
Arbor Realty Collateralized Loan Obligation, Ltd. Series 2013-1A Class A 2.199% due 02/15/23 (Ê)(Þ)	3,130	3,146
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4 Class A2D 0.580% due 02/25/36 (Ê)	2,405	1,326
ARL First LLC Series 2012-1A Class A2 3.810% due 12/15/42 (Å)	2,518	2,662
Asset Backed Securities Corp. Home Equity Series 2006-HE5 Class A5 0.440% due 07/25/36 (Ê)	8,729	4,036
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A1 0.475% due 09/25/34 (Ê)	80	77
Series 2006-HE3 Class A4 0.370% due 03/25/36 (Ê)	2,671	2,524
Bank of America Auto Trust Series 2010-1A Class A4 2.180% due 02/15/17 (Þ)	1,787	1,791

	Principal Amount ($) or Shares	Fair Value $
Bear Stearns Asset Backed Securities I Trust Series 2007-HE5 Class 1A2 0.380% due 06/25/47 (Ê)	3,500	3,260
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.300% due 05/25/37 (Ê)	249	243
Brazos Higher Education Authority Series 2010-1 Class A2 1.488% due 02/25/35 (Ê)	5,000	5,120
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A 0.259% due 07/15/16 (Ê)	2,670	2,670
C-BASS Mortgage Loan Trust Series 2007-CB3 Class A1 4.575% due 03/25/37	14,268	8,636
CCG Receivables Truste Series 2013-1 Class A2 1.050% due 04/14/20 (Å)	3,580	3,582
Centex Home Equity Loan Trust Series 2002-D Class AF4 5.210% due 11/25/28	111	111
Series 2006-A Class AV4 0.450% due 06/25/36 (Ê)	4,713	4,173
Chesapeake Funding LLC Series 2012-1A Class A 0.950% due 11/07/23 (Ê)(Þ)	6,870	6,900
CIT Education Loan Trust Series 2007-1 Class A 0.374% due 03/25/42 (Ê)(Þ)	4,660	4,317
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.260% due 07/25/45 (Ê)	705	532
Series 2007-AMC4 Class A2A 0.260% due 05/25/37 (Ê)	39	39
Series 2007-WFH1 Class A3 0.350% due 01/25/37 (Ê)	4,454	4,353
Series 2007-WFH1 Class A4 0.400% due 01/25/37 (Ê)	11,880	9,926
CNH Equipment Trust Series 2012-C Class A2 0.440% due 02/16/16	6,010	6,013
Conseco Finance Home Improvement Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	196	192
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 08/01/32	2,958	3,175
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	130	138
Series 1997-7 Class A6 6.760% due 07/15/28	366	390
Countrywide Asset-Backed Certificates Series 2005-4 Class AF3 4.456% due 10/25/35	185	185
Series 2005-17 Class 4A2A 0.460% due 05/25/36 (Ê)	1,180	1,175

246	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-3 Class 2A2 0.380% due 06/25/36 (Ê)	1,879	1,801
Series 2006-BC1 Class 2A2 0.380% due 04/25/36 (Ê)	34	34
Series 2007-4 Class A2 5.530% due 04/25/47	2,802	2,653
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB6 Class M1 1.250% due 12/25/33 (Ê)	4,054	3,839
DT Auto Owner Trust Series 2011-3A Class A 1.400% due 08/15/14 (Þ)	75	75
Series 2012-1A Class A 1.050% due 01/15/15 (Þ)	2,352	2,353
EquiFirst Mortgage Loan Trust Series 2003-2 Class M2 2.750% due 09/25/33 (Ê)	2,168	2,065
Fannie Mae 6.000% due 05/13/43	37,000	40,382
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	557	598
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 7.980% due 12/25/30	382	409
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF5 Class M1 0.650% due 03/25/35 (Ê)	2,088	2,079
Series 2006-FF18 Class A2B 0.310% due 12/25/37 (Ê)	10,826	6,049
Series 2007-FF1 Class A2C 0.340% due 01/25/38 (Ê)	14,181	8,320
Fremont Home Loan Trust Series 2006-E Class 2A1 0.260% due 01/25/37 (Ê)	22	12
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	629	665
GSAA Trust Series 2006-2 Class 2A3 0.470% due 12/25/35 (Ê)	3,270	3,196
GSAMP Trust Series 2005-WMC2 Class A2C 0.550% due 11/25/35 (Ê)	5,531	5,193
Series 2006-HE3 Class A2D 0.450% due 05/25/46 (Ê)	3,041	1,970
Series 2006-HE5 Class A2C 0.350% due 08/25/36 (Ê)	7,534	4,532
Series 2007-FM1 Class A2A 0.270% due 12/25/36 (Ê)	658	339
Series 2007-NC1 Class A2A 0.250% due 12/25/46 (Ê)	610	330
Series 2007-NC1 Class A2B 0.300% due 12/25/46 (Ê)	1,181	643

	Principal Amount ($) or Shares	Fair Value $
Series 2007-NC1 Class A2C 0.350% due 12/25/46 (Ê)	13,141	7,220
Home Equity Asset Trust Series 2006-4 Class 2A4 0.480% due 08/25/36 (Ê)	3,361	2,517
Honda Auto Receivables Owner Trust Series 2013-2 Class A1 0.240% due 05/16/14	12,885	12,885
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.489% due 01/20/34 (Ê)	1,596	1,569
Series 2006-2 Class A1 0.349% due 03/20/36 (Ê)	2,995	2,963
Series 2007-1 Class AS 0.399% due 03/20/36 (Ê)	6,760	6,632
Series 2007-2 Class A3V 0.419% due 07/20/36 (Ê)	5,360	5,297
HSI Asset Securitization Corp. Trust Series 2007-WF1 Class 2A4 0.450% due 05/25/37 (Ê)	9,069	6,660
Huntington Auto Trust Series 2012-2 Class A2 0.380% due 09/15/15	7,105	7,108
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3 1.020% due 08/15/14 (Þ)	4,834	4,841
Hyundai Auto Receivables Trust Series 2011-B Class A3 1.040% due 09/15/15	1,429	1,435
Series 2012-B Class A2 0.540% due 01/15/15	9,509	9,516
IXIS Real Estate Capital Trust Series 2006-HE1 Class A3 0.400% due 03/25/36 (Ê)	2,318	1,350
Series 2006-HE1 Class A4 0.500% due 03/25/36 (Ê)	6,297	3,746
Series 2006-HE2 Class A4 0.460% due 08/25/36 (Ê)	6,287	2,731
JPMorgan Mortgage Acquisition Trust Series 2006-HE2 Class A4 0.345% due 07/25/36 (Ê)	2,577	2,071
Series 2007-CH1 Class MV1 0.430% due 11/25/36 (Ê)	2,374	2,042
Series 2007-CH2 Class AV4 0.350% due 01/25/37 (Ê)	10,370	8,436
Series 2007-HE1 Class AV1 0.260% due 03/25/47 (Ê)	90	84
Lehman XS Trust Series 2005-5N Class 3A1A 0.500% due 11/25/35 (Ê)	5,262	4,552
Series 2006-9 Class A1B 0.360% due 05/25/46 (Ê)	1,469	1,179
Series 2006-13 Class 1A2 0.370% due 09/25/36 (Ê)	1,394	1,123
Series 2006-19 Class A2 0.370% due 12/25/36 (Ê)	2,040	1,587

Russell Strategic Bond Fund	247

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Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.760% due 10/25/34 (Ê)	39	35
Series 2004-4 Class M1 1.100% due 10/25/34 (Ê)	10,600	10,019
Massachusetts Educational Financing Authority
Series 2008-1 Class A1 1.226% due 04/25/38 (Ê)	2,783	2,811
Mastr Asset Backed Securities Trust
Series 2006-HE5 Class A2 0.300% due 11/25/36 (Ê)	2,199	1,361
Series 2006-HE5 Class A3 0.360% due 11/25/36 (Ê)	4,815	3,007
Series 2006-HE5 Class A4 0.420% due 11/25/36 (Ê)	1,365	860
Series 2006-NC2 Class A4 0.350% due 08/25/36 (Ê)	4,780	2,474
Series 2006-NC3 Class A5 0.410% due 10/25/36 (Ê)	8,359	5,005
Series 2007-HE1 Class A1 0.280% due 05/25/37 (Ê)	54	54
Mercedes-Benz Auto Lease Trust
Series 2013-A Class A1 0.270% due 05/15/14	13,775	13,775
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-WMC2 Class A2FP 0.250% due 07/25/36 (Ê)	51	22
Series 2007-HE5 Class A2C 0.450% due 03/25/37 (Ê)	2,957	1,430
Series 2007-HE5 Class A2D 0.540% due 03/25/37 (Ê)	6,843	3,361
Morgan Stanley IXIS Real Estate Capital Trust
Series 2006-2 Class A1 0.250% due 11/25/36 (Ê)	4	2
Nissan Auto Receivables Owner Trust
Series 2012-B Class A2 0.390% due 04/15/15	2,079	2,080
Panhandle-Plains Higher Education Authority, Inc.
Series 2011-1 Class A3 1.234% due 10/01/37 (Ê)	2,500	2,497
Park Place Securities, Inc.
Series 2005-WHQ2 Class A2D 0.530% due 05/25/35 (Ê)	1,456	1,448
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MHQ1 Class M1 1.250% due 12/25/34 (Ê)	257	256
People’s Choice Home Loan Securities Trust
Series 2005-3 Class M1 0.704% due 08/25/35 (Ê)	910	906
Popular ABS Mortgage Pass-Through Trust
Series 2006-C Class A4 0.450% due 07/25/36 (Ê)	10,824	8,178
Series 2006-D Class A3 0.460% due 11/25/46 (Ê)	3,814	2,814

	Principal Amount ($) or Shares	Fair Value $
Prestige Auto Receivables Trust
Series 2013-1A Class A2 1.090% due 02/15/18 (Å)	3,485	3,487
RAMP Trust
Series 2006-RS1 Class AI2 0.430% due 01/25/36 (Ê)	1,354	1,250
RASC Trust
Series 2005-KS12 Class A2 0.450% due 01/25/36 (Ê)	2,010	1,989
Series 2005-KS12 Class A3 0.520% due 01/25/36 (Ê)	894	844
Series 2006-KS3 Class AI3 0.370% due 04/25/36 (Ê)	133	130
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3 5.565% due 02/25/36	171	155
Series 2006-1 Class AF3 5.608% due 05/25/36	74	55
Series 2006-1 Class AF6 5.746% due 05/25/36	2,634	2,054
Series 2006-2 Class AF2 5.762% due 08/25/36	259	178
Series 2007-1 Class AF2 5.512% due 04/25/37	4,733	2,707
Series 2007-2 Class AF2 5.675% due 06/25/37	1,443	850
Santander Drive Auto Receivables Trust
Series 2011-2 Class B 2.660% due 01/15/16	2,325	2,361
Series 2011-3 Class B 2.500% due 12/15/15	6,740	6,833
Series 2012-1 Class B 2.720% due 05/16/16	4,305	4,408
Series 2012-2 Class B 2.090% due 08/15/16	5,480	5,566
Series 2013-2 Class B 1.330% due 03/15/18	3,150	3,155
Scholar Funding Trust
Series 2012-B Class A2 1.298% due 03/28/46 (Å)(Ê)	3,500	3,374
Securitized Asset Backed Receivables LLC Trust
Series 2007-BR2 Class A2 0.430% due 02/25/37 (Ê)	3,398	1,741
Series 2007-BR4 Class A2B 0.400% due 05/25/37 (Ê)	6,996	4,098
Series 2007-BR5 Class A2A 0.330% due 05/25/37 (Ê)	4,482	2,563
Series 2007-HE1 Class A2A 0.260% due 12/25/36 (Ê)	755	241
Series 2007-NC1 Class A2B 0.350% due 12/25/36 (Ê)	8,535	4,555
Series 2007-NC1 Class A2C 0.410% due 12/25/36 (Ê)	2,119	1,142
SLM Private Education Loan Trust
Series 2010-A Class 2A 3.449% due 05/16/44 (Ê)(Þ)	8,483	8,986

248	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

SLM Student Loan Trust
Series 2005-5 Class A2 0.356% due 10/25/21 (Ê)	1,713	1,713
Series 2008-3 Class A3 1.276% due 10/25/21 (Ê)	5,445	5,527
Series 2008-7 Class A2 0.776% due 10/25/17 (Ê)	18,434	18,512
Series 2013-B Class A2A 1.861% due 05/15/30 (Å)	12,420	12,418
Small Business Administration Participation Certificates
Series 1997-20D Class 1
7.500% due 04/01/17	278	299
Series 2004-20F Class 1
5.520% due 06/01/24	138	156
Series 2005-20G Class 1
4.750% due 07/01/25	1,959	2,173
Soundview Home Equity Loan Trust
Series 2006-EQ2 Class A3
0.360% due 01/25/37 (Ê)	17,378	10,842
Series 2007-OPT1 Class 2A1
0.280% due 06/25/37 (Ê)	401	382
Soundview Home Loan Trust 2006-EQ1
Series 2006-EQ1 Class A3
0.360% due 10/25/36 (Ê)	6,241	5,039
Specialty Underwriting & Residential Finance Trust
Series 2005-AB2 Class A1C
0.590% due 06/25/36 (Ê)	1,961	1,913
Structured Asset Investment Loan Trust
Series 2006-2 Class A3
0.380% due 04/25/36 (Ê)	4,118	3,722
Series 2006-BNC3 Class A3
0.350% due 09/25/36 (Ê)	5,155	3,860
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-4XS Class 2A1A
1.954% due 03/25/35 (Ê)	1,735	1,665
Series 2006-BC6 Class A4
0.370% due 01/25/37 (Ê)	8,336	6,701
Series 2006-WF2 Class A3
0.350% due 07/25/36 (Ê)	3,882	3,790
Series 2006-WF3 Class A4
0.510% due 09/25/36 (Ê)	5,740	4,958
Series 2007-BC1 Class A4
0.330% due 02/25/37 (Ê)	9,815	7,532
Series 2007-BC2 Class A3
0.330% due 03/25/37 (Ê)	5,952	5,714
Series 2007-BC3 Class 2A1
0.260% due 05/25/47 (Ê)	2,593	2,544
SunTrust Student Loan Trust
Series 2006-1A Class A4
0.466% due 10/28/37 (Å)(Ê)	5,000	4,340
Toyota Auto Receivables Owner Trust
Series 2011-A Class A3
0.980% due 10/15/14	2,360	2,364
Series 2012-B Class A2
0.360% due 02/17/15	6,715	6,715

	Principal Amount ($) or Shares	Fair Value $
Trinity Rail Leasing, LP
Series 2012-1A Class A2
3.525% due 01/15/43 (Å)	5,890	6,030
Trip Rail Master Funding LLC
Series 2011-1A Class A2
6.024% due 07/15/41 (Å)	4,928	6,000
USAA Auto Owner Trust
Series 2012-1 Class A2
0.380% due 06/15/15	1,785	1,784
Volkswagen Auto Loan Enhanced Trust
Series 2012-2 Class A2
0.330% due 07/20/15	6,830	6,830
Washington Mutual Asset-Backed Certificates
Series 2006-HE2 Class A3
0.350% due 05/25/36 (Ê)	4,314	2,389

		574,852

Corporate Bonds and Notes - 13.7%
AbbVie, Inc.
1.750% due 11/06/17 (Þ)	4,985	5,059
2.900% due 11/06/22 (Þ)	5,430	5,541
4.400% due 11/06/42 (Þ)	925	977
Actavis, Inc.
1.875% due 10/01/17	4,405	4,395
Aetna, Inc.
2.750% due 11/15/22	1,715	1,709
Ally Financial, Inc.
3.680% due 06/20/14 (Ê)	900	918
4.625% due 06/26/15	100	105
Alterra USA Holdings, Ltd.
7.200% due 04/14/17 (Þ)	2,005	2,119
Altria Group, Inc.
9.700% due 11/10/18	2,712	3,802
4.750% due 05/05/21	7,050	8,098
2.950% due 05/02/23	3,370	3,357
10.200% due 02/06/39	2,040	3,473
4.250% due 08/09/42	2,285	2,199
4.500% due 05/02/43	2,390	2,366
American Express Credit Corp.
2.375% due 03/24/17	2,740	2,877
American General Institutional Capital B
8.125% due 03/15/46 (Þ)	2,085	2,825
American International Group, Inc.
5.050% due 10/01/15	400	438
4.875% due 09/15/16	1,055	1,174
5.450% due 05/18/17	1,075	1,231
5.850% due 01/16/18	7,300	8,563
8.250% due 08/15/18	4,100	5,317
6.400% due 12/15/20	2,575	3,222
4.875% due 06/01/22	3,400	3,916
8.175% due 05/15/58	5,285	7,148
American Tower Corp.
7.000% due 10/15/17	2,840	3,378
Ameriprise Financial, Inc.
7.518% due 06/01/66	2,705	3,030
Amgen, Inc.
2.125% due 05/15/17	1,030	1,066
6.150% due 06/01/18	4,700	5,732

Russell Strategic Bond Fund	249

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Anadarko Petroleum Corp.
6.375% due 09/15/17	2,890	3,459
6.950% due 06/15/19	1,675	2,122
6.450% due 09/15/36	4,170	5,329
Anheuser-Busch Cos., Inc.
5.500% due 01/15/18	1,660	1,978
Anheuser-Busch InBev Finance, Inc.
2.625% due 01/17/23	5,045	5,110
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/19	2,230	2,942
5.375% due 01/15/20	1,725	2,098
Apple Inc.
1.000% due 05/03/18	2,390	2,381
2.400% due 05/03/23	4,405	4,404
Arch Coal, Inc.
8.750% due 08/01/16	610	634
7.000% due 06/15/19	3,370	3,126
Ashland, Inc.
6.875% due 05/15/43 (Þ)	1,540	1,733
Series 144a
4.750% due 08/15/22 (Þ)	3,405	3,558
AT&T Corp.
8.000% due 11/15/31	939	1,417
AT&T, Inc.
3.000% due 02/15/22	2,750	2,857
5.350% due 09/01/40	1,365	1,541
4.350% due 06/15/45 (Þ)	3,547	3,462
Bank of America Corp.
4.500% due 04/01/15	5,300	5,622
4.750% due 08/01/15	4,915	5,292
3.625% due 03/17/16	875	929
6.500% due 08/01/16	3,500	4,037
5.625% due 10/14/16	1,680	1,895
6.000% due 09/01/17	2,165	2,518
5.750% due 12/01/17	3,495	4,062
2.000% due 01/11/18	5,010	5,026
5.875% due 01/05/21	1,075	1,297
5.700% due 01/24/22	17,575	20,948
Bank of America NA
Series BKNT
0.560% due 06/15/16 (Ê)	3,100	3,013
5.300% due 03/15/17	2,000	2,249
0.580% due 06/15/17 (Ê)	4,175	4,002
6.100% due 06/15/17	2,000	2,312
6.000% due 10/15/36	500	621
Barrick NA Finance LLC
5.750% due 05/01/43 (Å)	3,300	3,313
Bear Stearns Cos. LLC (The)
5.550% due 01/22/17	3,351	3,814
7.250% due 02/01/18	1,150	1,432
Berkshire Hathaway, Inc.
4.500% due 02/11/43	3,000	3,146
Boston Scientific Corp.
4.500% due 01/15/15	3,058	3,236
Bristol-Myers Squibb Co.
2.000% due 08/01/22	7,605	7,339
Burlington Northern Santa Fe LLC
3.050% due 03/15/22	2,100	2,182

	Principal Amount ($) or Shares	Fair Value $
Cablevision Systems Corp.
5.875% due 09/15/22	1,625	1,645
Cameron International Corp.
1.217% due 06/02/14 (Ê)	1,500	1,508
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ)	3,070	3,125
Carolina Power & Light Co.
4.100% due 03/15/43	1,545	1,615
Caterpillar Financial Services Corp.
7.150% due 02/15/19	1,575	2,040
CBS Corp.
4.300% due 02/15/21	4,575	5,077
3.375% due 03/01/22	6,625	6,911
Cellco Partnership/Verizon Wireless Capital LLC
8.500% due 11/15/18	6,353	8,514
CF Industries, Inc.
6.875% due 05/01/18	2,675	3,220
Chase Capital III
Series C
0.837% due 03/01/27 (Ê)	2,740	2,302
Chevron Corp.
2.355% due 12/05/22	8,350	8,392
CHS/Community Health Systems, Inc.
8.000% due 11/15/19	2,375	2,693
CIT Group, Inc.
6.625% due 04/01/18 (Þ)	3,155	3,683
Citigroup, Inc.
5.500% due 10/15/14	935	996
4.700% due 05/29/15	350	376
2.250% due 08/07/15	3,285	3,372
5.300% due 01/07/16	1,325	1,464
4.450% due 01/10/17	3,035	3,356
6.000% due 08/15/17	1,500	1,765
6.125% due 11/21/17	7,695	9,151
8.500% due 05/22/19	1,195	1,608
4.500% due 01/14/22	7,050	7,960
0.838% due 08/25/36 (Ê)	2,250	1,782
6.125% due 08/25/36	3,125	3,600
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000% due 12/01/15 (Þ)	2,675	2,862
CNA Financial Corp.
7.250% due 11/15/23	1,850	2,401
CNH Capital LLC
3.875% due 11/01/15	3,870	4,005
Comcast Corp.
5.700% due 07/01/19	2,325	2,866
Commonwealth Edison Co.
5.800% due 03/15/18	3,175	3,825
ConAgra Foods, Inc.
4.950% due 08/15/20 (Þ)	3,740	4,326
6.625% due 08/15/39 (Þ)	3,381	4,387
ConocoPhillips Co.
1.050% due 12/15/17	3,660	3,665
Continental Airlines Pass Through Trust
Series 09-1
9.000% due 07/08/16	2,905	3,360

250	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 991A Class A
6.545% due 02/02/19	1,695	1,873
COX Communications, Inc.
6.250% due 06/01/18 (Þ)	3,450	4,205
Crown Castle Towers LLC
3.214% due 08/15/15 (Þ)	1,695	1,767
CSX Corp.
4.250% due 06/01/21	1,650	1,872
CVS Caremark Corp.
4.125% due 05/15/21	7,200	8,128
DCP Midstream Operating, LP
3.250% due 10/01/15	3,574	3,729
Delta Air Lines Pass Through Trust
Series 2002-1 Class G-1
6.718% due 01/02/23	3,131	3,491
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.500% due 03/01/16	5,555	5,916
4.600% due 02/15/21	1,950	2,173
3.800% due 03/15/22	10,250	10,765
Discover Financial Services
5.200% due 04/27/22	3,333	3,820
Dominion Resources, Inc.
4.450% due 03/15/21	3,075	3,554
Dow Chemical Co. (The)
4.250% due 11/15/20	2,025	2,249
Duke Energy Corp.
3.050% due 08/15/22	6,450	6,674
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust
Series B
7.670% due 11/08/16	7,845	157
Edison Mission Energy
7.000% due 05/15/17	8,070	4,620
EI du Pont de Nemours & Co.
4.625% due 01/15/20	1,175	1,375
El Paso LLC
Series GMTN
8.050% due 10/15/30	300	343
El Paso Natural Gas Co. LLC
7.500% due 11/15/26	1,425	1,974
Energy Transfer Partners, LP
5.200% due 02/01/22	1,325	1,515
6.050% due 06/01/41	2,158	2,461
Enterprise Products Operating LLC
5.250% due 01/31/20	5,940	7,047
5.950% due 02/01/41	3,625	4,418
4.850% due 03/15/44	2,255	2,423
Series B
7.034% due 01/15/68	1,980	2,297
Express Scripts Holding Co.
3.500% due 11/15/16	4,103	4,420
7.250% due 06/15/19	3,062	3,910
Farmers Exchange Capital
7.050% due 07/15/28 (Þ)	4,540	5,908
First Chicago NBD Institutional Capital I
0.824% due 02/01/27 (Ê)	1,250	1,050

	Principal Amount ($) or Shares	Fair Value $
First Union Capital II
Series A
7.950% due 11/15/29	1,000	1,235
Ford Motor Credit Co. LLC
7.000% due 04/15/15	300	331
3.984% due 06/15/16	4,165	4,429
8.000% due 12/15/16	3,000	3,611
3.000% due 06/12/17	2,800	2,902
FPL Energy Wind Funding LLC
6.876% due 06/27/17 (Þ)	893	768
Freeport-McMoRan Copper & Gold, Inc.
3.100% due 03/15/20 (Å)	3,500	3,522
General Electric Capital Corp.
5.900% due 05/13/14	2,040	2,156
5.375% due 10/20/16	1,000	1,139
5.550% due 05/04/20	6,820	8,234
4.375% due 09/16/20	3,100	3,517
0.770% due 08/15/36 (Ê)	1,000	811
5.875% due 01/14/38	2,500	3,029
Series A
7.125% due 06/15/49 (Æ)(ƒ)	5,700	6,673
Series GMTN
4.625% due 01/07/21	14,100	16,133
3.100% due 01/09/23	3,000	3,044
6.150% due 08/07/37	3,035	3,769
6.875% due 01/10/39	750	1,016
Series MTNA
0.540% due 09/15/14 (Ê)	5,010	5,015
6.750% due 03/15/32	3,598	4,706
General Electric Co.
5.250% due 12/06/17	4,865	5,736
2.700% due 10/09/22	4,725	4,866
Genworth Holdings, Inc.
6.150% due 11/15/66	4,215	3,978
Georgia-Pacific LLC
8.875% due 05/15/31	2,195	3,357
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23	2,455	2,524
Goldman Sachs Group, Inc. (The)
5.750% due 10/01/16	1,338	1,526
6.250% due 09/01/17	5,310	6,246
2.375% due 01/22/18	3,900	3,975
6.000% due 06/15/20	1,875	2,259
5.750% due 01/24/22	11,935	14,250
6.750% due 10/01/37	8,440	9,683
Series GMTN
7.500% due 02/15/19	2,417	3,048
Great Plains Energy, Inc.
Zero coupon due 06/15/22	3,785	4,366
HCA, Inc.
7.250% due 09/15/20	3,962	4,393
4.750% due 05/01/23	2,310	2,408
HCP, Inc.
6.300% due 09/15/16	2,700	3,131
3.750% due 02/01/19	2,000	2,168
2.625% due 02/01/20	2,000	2,031
Health Care REIT, Inc.
6.125% due 04/15/20	2,740	3,318

Russell Strategic Bond Fund	251

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

4.950% due 01/15/21	650	738
5.250% due 01/15/22	2,500	2,902
6.500% due 03/15/41	1,415	1,769
Hewlett-Packard Co.
3.750% due 12/01/20	3,330	3,322
Historic TW, Inc.
8.050% due 01/15/16	2,900	3,364
Honeywell International, Inc.
5.700% due 03/15/36	1,100	1,431
Humana, Inc.
6.450% due 06/01/16	1,485	1,710
7.200% due 06/15/18	1,898	2,325
8.150% due 06/15/38	2,291	3,337
Indiantown Cogeneration, LP
Series A-10
9.770% due 12/15/20	2,254	2,502
International Business Machines Corp.
5.875% due 11/29/32	1,550	2,060
International Lease Finance Corp.
6.500% due 09/01/14 (Þ)	8,200	8,774
4.875% due 04/01/15	6,810	7,158
5.750% due 05/15/16	400	435
6.750% due 09/01/16 (Þ)	1,000	1,137
3.875% due 04/15/18	2,180	2,213
JetBlue Airways Pass Through Trust
Series 20004-2 Class G-2
0.740% due 11/15/16 (Ê)	4,039	3,659
JPMorgan Chase Bank NA
Series BKNT
5.875% due 06/13/16	240	273
6.000% due 10/01/17	7,900	9,346
JPMorgan Chase & Co.
5.150% due 10/01/15	3,950	4,295
6.300% due 04/23/19	3,050	3,754
4.350% due 08/15/21	2,900	3,256
4.500% due 01/24/22	6,075	6,862
3.375% due 05/01/23	4,640	4,628
Series 1
7.900% due 04/29/49 (Æ)(ƒ)	2,835	3,302
JPMorgan Chase Capital XIII
Series M
1.234% due 09/30/34 (Ê)	7,300	6,059
JPMorgan Chase Capital XXI
Series U
1.224% due 02/02/37 (Ê)	455	370
JPMorgan Chase Capital XXIII
1.290% due 05/15/47 (Ê)	8,880	6,980
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ)	1,745	1,737
Kraft Foods Group, Inc.
Series WI
6.125% due 08/23/18	4,375	5,334
Kroger Co. (The)
3.400% due 04/15/22	2,100	2,218
Lorillard Tobacco Co.
8.125% due 06/23/19	7,345	9,404
6.875% due 05/01/20	890	1,088

	Principal Amount ($) or Shares	Fair Value $
M&T Bank Corp.
6.875% due 12/31/49 (ƒ)(Þ)	3,710	3,856
McDonald’s Corp.
2.625% due 01/15/22	2,075	2,142
Medtronic, Inc.
4.500% due 03/15/42	1,925	2,104
Merrill Lynch & Co., Inc.
6.500% due 07/15/18	100	120
Series GMTN
6.400% due 08/28/17	600	706
MetLife, Inc.
10.750% due 08/01/39	3,515	5,589
4.125% due 08/13/42	370	368
Metropolitan Life Global Funding I
1.500% due 01/10/18 (Þ)	7,000	7,054
Microsoft Corp.
2.375% due 05/01/23	1,970	1,970
MidAmerican Energy Holdings Co.
5.950% due 05/15/37	1,000	1,274
Mirant Mid Atlantic Pass Through Trust
Series B
9.125% due 06/30/17	2,740	3,055
Mondelez International, Inc.
6.125% due 02/01/18	2,330	2,796
7.000% due 08/11/37	3,225	4,478
Morgan Stanley
0.757% due 10/15/15 (Ê)	1,635	1,614
5.375% due 10/15/15	7,000	7,643
1.538% due 02/25/16 (Ê)	2,600	2,614
5.750% due 10/18/16	1,500	1,695
5.550% due 04/27/17	2,450	2,766
3.750% due 02/25/23	2,130	2,211
Series GMTN
5.450% due 01/09/17	2,425	2,726
6.625% due 04/01/18	4,905	5,880
5.500% due 07/24/20	1,500	1,750
5.500% due 07/28/21	4,528	5,314
Motiva Enterprises LLC
5.750% due 01/15/20 (Þ)	1,775	2,153
Murray Street Investment Trust I
Zero coupon due 03/09/17	6,100	6,682
Mylan, Inc.
7.875% due 07/15/20 (Þ)	4,174	4,879
National City Bank
Series BKNT
0.651% due 06/07/17 (Ê)	3,075	3,041
Nationwide Mutual Insurance Co.
6.600% due 04/15/34 (Þ)	2,910	3,012
NBCUniversal Media LLC
5.150% due 04/30/20	1,350	1,635
4.375% due 04/01/21	4,850	5,595
2.875% due 01/15/23	2,715	2,792
News America, Inc.
4.500% due 02/15/21	4,525	5,204
Series WI
3.000% due 09/15/22	4,525	4,590
Nisource Finance Corp.
6.400% due 03/15/18	2,180	2,636

252	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Nomura Holdings Inc.
2.000% due 09/13/16	8,425	8,469
Norfolk Southern Corp.
3.000% due 04/01/22	1,675	1,737
OMX Timber Finance Investments I LLC
5.420% due 01/29/20 (Å)	7,200	7,920
Oncor Electric Delivery Co. LLC
6.800% due 09/01/18	4,750	5,957
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	3,542	4,395
Petrohawk Energy Corp. 7.250% due 08/15/18	2,975	3,293
Pfizer, Inc. 7.200% due 03/15/39	1,000	1,504
Philip Morris International, Inc. 2.900% due 11/15/21	5,575	5,831
Plains All American Pipeline, LP/PAA Finance Corp. 2.850% due 01/31/23	850	854
PNC Bank NA
Series BKNT 2.700% due 11/01/22	3,755	3,719
PNC Funding Corp. 3.300% due 03/08/22	8,530	8,964
Progress Energy, Inc. 7.050% due 03/15/19	1,000	1,273
3.150% due 04/01/22	1,400	1,452
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,969
8.875% due 06/15/38	3,497	4,354
5.625% due 06/15/43	2,550	2,678
5.200% due 03/15/44	3,475	3,536
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	7,228
Series FSA 1.155% due 12/18/17 (Ê)(Þ)	2,750	2,720
Public Service Co. of Colorado 2.500% due 03/15/23	2,060	2,101
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	4,150
Quebecor World Capital Corp. (Ø) 4.875% due 01/02/49	625	—
QVC, Inc. 7.500% due 10/01/19 (Þ)	2,827	3,117
4.375% due 03/15/23 (Þ)	3,780	3,871
Raytheon Co. 4.400% due 02/15/20	1,225	1,408
Republic Services, Inc. 3.550% due 06/01/22	5,550	5,870
Reynolds American, Inc. 6.750% due 06/15/17	3,400	4,083
Rock Tenn Co. 4.450% due 03/01/19	2,360	2,591
4.000% due 03/01/23	5,700	5,923
Rohm & Haas Co. 6.000% due 09/15/17	100	117
Sabine Pass LNG, LP 7.500% due 11/30/16	385	435

	Principal Amount ($) or Shares	Fair Value $
Series 144a 7.500% due 11/30/16 (Þ)	2,900	3,132
SABMiller Holdings, Inc. 3.750% due 01/15/22 (Þ)	5,575	6,096
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	5,945	6,043
Simon Property Group, LP 10.350% due 04/01/19	2,050	2,981
SL Green Realty Corp 7.750% due 03/15/20	3,000	3,756
SLM Corp. 6.250% due 01/25/16	3,000	3,263
4.625% due 09/25/17	600	624
South Carolina Electric & Gas Co. 6.500% due 11/01/18	980	1,233
Southern Copper Corp. 6.375% due 07/27/15	1,410	1,550
Southern Union Co. 3.292% due 11/01/66 (Ê)	13,467	11,733
Springleaf Finance Corp. 5.750% due 09/15/16	600	616
6.900% due 12/15/17	600	624
Sprint Capital Corp. 8.750% due 03/15/32	4,330	5,120
St. Jude Medical, Inc. 3.250% due 04/15/23	4,670	4,809
4.750% due 04/15/43	10	11
SunTrust Bank
Series BKNT 2.750% due 05/01/23	2,680	2,690
Symantec Corp. 4.200% due 09/15/20	2,560	2,775
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16	3,045	3,597
8.375% due 06/15/32	2,920	4,263
Thermo Fisher Scientific, Inc. 2.250% due 08/15/16	2,505	2,574
4.700% due 05/01/20	3,025	3,393
3.600% due 08/15/21	1,420	1,485
Time Warner Cable, Inc. 8.250% due 04/01/19	4,940	6,483
4.000% due 09/01/21	4,050	4,385
Time Warner, Inc. 4.000% due 01/15/22	6,700	7,390
3.400% due 06/15/22	2,000	2,110
Timken Co. 6.000% due 09/15/14	1,930	2,054
UAL 2009-1 Pass Through Trust
Series 09-1 10.400% due 11/01/16	381	442
UBS Preferred Funding Trust V
Series 1 6.243% due 05/29/49 (ƒ)	3,600	3,793
Unilever Capital Corp. 2.750% due 02/10/16	1,300	1,373
United Technologies Corp. 1.800% due 06/01/17	2,235	2,308
3.100% due 06/01/22	3,550	3,777

Russell Strategic Bond Fund	253

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

UnitedHealth Group, Inc. 2.875% due 03/15/22	1,375	1,412
2.750% due 02/15/23	1,125	1,134
2.875% due 03/15/23	5,295	5,377
Ventas Realty LP/CAP CRP 2.000% due 02/15/18	2,740	2,771
Verizon Communications, Inc. 3.500% due 11/01/21	6,625	7,043
Viacom, Inc. 4.500% due 03/01/21	2,500	2,802
3.125% due 06/15/22	1,375	1,408
3.250% due 03/15/23	3,065	3,139
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	3,657	3,675
Walgreen Co. 1.800% due 09/15/17	2,790	2,848
3.100% due 09/15/22	3,085	3,137
Wal-Mart Stores, Inc. 6.500% due 08/15/37	1,525	2,134
Walt Disney Co. (The) 2.750% due 08/16/21	1,325	1,397
WCI Finance LLC / WEA Finance LLC 5.700% due 10/01/16 (Þ)	2,700	3,080
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	2,270	2,431
6.750% due 09/02/19 (Þ)	1,300	1,615
WellPoint, Inc. 3.125% due 05/15/22	5,805	5,929
4.650% due 01/15/43	1,155	1,228
Wells Fargo & Co. 3.500% due 03/08/22	7,390	7,928
Series M 3.450% due 02/13/23	3,065	3,127
Weyerhaeuser Co. 7.375% due 10/01/19	1,170	1,480
Williams Cos., Inc. (The) 7.875% due 09/01/21	458	595
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	3,685	4,427
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	11,555	12,479

		1,146,044

International Debt - 5.4%
Agrium, Inc.
6.750% due 01/15/19	2,675	3,271
AK Transneft OJSC Via TransCapitalInvest, Ltd.
8.700% due 08/07/18 (Þ)	900	1,149
American International Group, Inc.
Series WI
6.765% due 11/15/17	2,094	3,908
ArcelorMittal
5.000% due 02/25/17	6,080	6,450

	Principal Amount ($) or Shares	Fair Value $
AWAS Aviation Capital, Ltd.
7.000% due 10/17/16 (Þ)	2,888	3,040
Banco Santander Brasil SA
4.500% due 04/06/15 (Þ)	300	313
4.250% due 01/14/16 (Þ)	600	629
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/22 (Þ)	5,200	5,239
Bank of China Hong Kong, Ltd.
5.550% due 02/11/20 (Þ)	600	680
Bank of Montreal
2.850% due 06/09/15 (Þ)	1,000	1,050
Barrick Gold Corp.
2.500% due 05/01/18 (Å)	4,095	4,115
4.100% due 05/01/23 (Å)	8,330	8,347
BBVA Bancomer SA
4.500% due 03/10/16 (Þ)	600	639
6.500% due 03/10/21 (Þ)	1,200	1,368
6.750% due 09/30/22 (Þ)	1,315	1,512
BBVA US Senior SAU
4.664% due 10/09/15	5,205	5,409
BNP Paribas SA
2.375% due 09/14/17	2,515	2,579
BP Capital Markets PLC
3.245% due 05/06/22	6,050	6,384
2.500% due 11/06/22	2,300	2,291
Braskem Finance, Ltd.
5.750% due 04/15/21 (Þ)	500	534
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/28 (Å)	5,650	6,396
Brazilian Government International Bond
4.875% due 01/22/21	3,150	3,752
Canadian Oil Sands, Ltd.
6.000% due 04/01/42 (Þ)	1,905	2,263
Canadian Pacific Railway, Ltd.
4.500% due 01/15/22	1,667	1,867
CDP Financial, Inc.
5.600% due 11/25/39 (Þ)	2,000	2,524
Chatham Light CLO, Ltd.
Series 2005-2A Class A1
0.548% due 08/03/19 (Å)(Ê)	2,781	2,745
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950% due 11/09/22	10,035	10,344
Corp. Andina de Fomento
4.375% due 06/15/22	2,486	2,710
Corp. Nacional del Cobre de Chile
7.500% due 01/15/19 (Þ)	1,900	2,415
Credit Suisse NY
6.000% due 02/15/18	1,380	1,607
CSN Islands XI Corp.
6.875% due 09/21/19 (Þ)	300	328
CSN Resources SA
6.500% due 07/21/20 (Þ)	400	428
Deutsche Telekom International Finance BV
3.125% due 04/11/16 (Þ)	4,050	4,293

254	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Diageo Capital PLC
2.625% due 04/29/23	4,345	4,360
DNB Bank ASA
3.200% due 04/03/17 (Þ)	500	534
DP World, Ltd.
6.850% due 07/02/37 (Þ)	2,040	2,451
Dryden XXV Senior Loan Fund
Series 2012-25A Class A
1.707% due 01/15/25 (Ê)(Þ)	4,000	4,016
Eastern and Southern African Trade and Development Bank
6.875% due 01/09/16	940	989
Eksportfinans ASA
2.375% due 05/25/16	990	950
Enel Finance International NV
6.250% due 09/15/17 (Þ)	1,100	1,240
6.000% due 10/07/39 (Þ)	2,255	2,288
ENN Energy Holdings, Ltd.
6.000% due 05/13/21 (Þ)	300	352
Fosse Master Issuer PLC
Series 2011-1A Class A2
1.677% due 10/18/54 (Ê)(Þ)	241	244
France Telecom SA
2.750% due 09/14/16	1,375	1,440
Gazprom OAO Via Gaz Capital SA
8.146% due 04/11/18 (Þ)	2,300	2,817
Gerdau Trade, Inc.
5.750% due 01/30/21 (Þ)	2,700	2,908
GlaxoSmithKline Capital PLC
1.500% due 05/08/17	1,490	1,519
Government of the Cayman Islands
5.950% due 11/24/19 (Þ)	2,950	3,511
Greywolf CLO I, Ltd.
Series 2007-1A Class A
0.535% due 02/18/21 (Ê)(Þ)	4,418	4,305
Halcyon Structured Asset Management Long Secured/Short Unsecured CLO, Ltd.
Series 2006-1A Class A
0.467% due 10/12/18 (Ê)(Þ)	6,426	6,391
HBOS PLC
Series GMTN
6.750% due 05/21/18 (Þ)	9,920	11,071
HSBC Holdings PLC
4.000% due 03/30/22	2,075	2,299
Hutchison Whampoa International 09, Ltd.
Series REGS
7.625% due 04/09/19	2,800	3,600
Hutchison Whampoa International 11, Ltd.
4.625% due 01/13/22 (Þ)	4,820	5,290
ING Bank NV
3.750% due 03/07/17 (Þ)	2,125	2,285
Intelsat Jackson Holdings SA 8.500% due 11/01/19	3,450	3,881
Intesa Sanpaolo SpA
3.125% due 01/15/16	7,590	7,587
3.875% due 01/16/18	4,490	4,493
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	1,825	2,158

	Principal Amount ($) or Shares	Fair Value $
Israel Government International Bond 4.500% due 01/30/43	2,160	2,168
Itau Unibanco Holding SA
Series 144a 5.500% due 08/06/22 (Þ)	6,700	7,115
JP Morgan Chase & Co.
Series MPLE 2.920% due 09/19/17 (Þ)	7,095	7,181
KFW 4.000% due 01/27/20	8,525	9,976
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Þ)	1,300	1,330
Latitude CLO II Corp.
Series 2006-2A Class A2 0.610% due 12/15/18 (Ê)(Þ)	2,143	2,069
LBG Capital No. 1 PLC 8.500% due 12/29/49 (ƒ)(Þ)	300	321
Lloyds Banking Group PLC
5.920% due 12/31/49 (ƒ)(Þ)	3,855	3,084
6.657% due 12/31/49 (ƒ)(Þ)	3,440	3,277
Lloyds TSB Bank PLC 12.000% due 12/29/49 (ƒ)(Þ)	8,700	11,745
LyondellBasell Industries NV
Series WI 5.000% due 04/15/19	4,135	4,712
Majapahit Holding BV
Series REGS 7.750% due 10/17/16	900	1,048
Mallinckrodt International Finance SA
3.500% due 04/15/18 (Å)	1,715	1,739
4.750% due 04/15/23 (Å)	8,760	9,023
Mexico Government International Bond 4.750% due 03/08/44	4,386	4,853
MHP SA 8.250% due 04/02/20 (Þ)	200	197
Motor PLC
Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	5,009	5,026
Neptune Finance CCS, Ltd.
Series 2008-1A Class A 0.891% due 04/20/20 (Å)(Ê)	4,150	4,136
Nexen, Inc.
6.200% due 07/30/19	1,775	2,208
7.500% due 07/30/39	2,555	3,790
Nokia OYJ 5.375% due 05/15/19	2,020	1,990
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	2,000	1,480
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)	1,615	1,793
OHA Credit Partners VII, Ltd.
Series 2012-7A Class A 1.709% due 11/20/23 (Ê)(Þ)	3,800	3,814
Oi SA 5.750% due 02/10/22 (Þ)	3,250	3,429
Panama Government International Bond 7.250% due 03/15/15	300	334
Petrobras International Finance Co. - Pifco
3.875% due 01/27/16	4,000	4,201

Russell Strategic Bond Fund	255

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

5.875% due 03/01/18	700	796
8.375% due 12/10/18	400	505
Petroleos Mexicanos
4.875% due 01/24/22	2,125	2,417
5.500% due 06/27/44	380	416
Series REGs 5.500% due 06/27/44	2,160	2,365
Province of Ontario Canada
1.100% due 10/25/17	500	503
3.000% due 07/16/18	1,000	1,090
1.650% due 09/27/19	1,600	1,612
4.000% due 10/07/19	1,100	1,263
2.450% due 06/29/22	4,400	4,489
Province of Quebec Canada
3.500% due 07/29/20	1,600	1,787
2.750% due 08/25/21	2,600	2,737
Rabobank Nederland 11.000% due 06/29/49 (ƒ)(Þ)	6,932	9,306
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% due 09/30/20 (Þ)	566	627
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	300	355
RESI Finance, LP
Series 2003-D Class B3 1.500% due 12/10/35 (Å)(Ê)	818	659
Series 2003-D Class B4 1.700% due 12/10/35 (Å)(Ê)	951	740
Resix Finance, Ltd. Credit-Linked Notes
Series 2003-D Class B7 5.950% due 12/10/35 (Å)(Ê)	951	409
Rio Tinto Finance USA PLC 1.625% due 08/21/17	2,725	2,762
Rio Tinto Finance USA, Ltd. 3.750% due 09/20/21	2,765	2,955
Royal Bank of Scotland Group PLC
Series 1 9.118% due 03/31/49 (ƒ)	2,300	2,318
Russian Railways via RZD Capital PLC
Series REGS 5.700% due 04/05/22	1,800	2,000
Saudi Electricity Global Sukuk Co. 2 5.060% due 04/08/43 (Þ)	3,040	3,198
Shell International Finance BV 2.250% due 01/06/23	8,700	8,651
Sirius International Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,414
SMART Trust
Series 2011-1USA Class A3A 1.770% due 10/14/14 (Þ)	5,146	5,165
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	9,185	9,431
Series 2012-1USA Class A2A 1.040% due 09/14/14 (Þ)	4,243	4,253
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	3,925	4,038
Series 2013-1US Class A4A 1.050% due 10/14/18	1,445	1,447

	Principal Amount ($) or Shares	Fair Value $
Statoil ASA 3.150% due 01/23/22	1,600	1,719
Suncor Energy, Inc. 5.950% due 12/01/34	3,420	4,196
Sydney Airport Finance Co. Pty, Ltd. 3.900% due 03/22/23 (Þ)	3,000	3,119
Talisman Energy, Inc. 5.500% due 05/15/42	2,132	2,307
Telefonica Emisiones SAU 4.570% due 04/27/23	2,575	2,643
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	4,655	4,997
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	3,400	3,900
TNK-BP Finance SA
Series REGS 7.500% due 07/18/16	700	802
Total Capital SA 4.450% due 06/24/20	1,935	2,264
TransCanada PipeLines, Ltd. 2.500% due 08/01/22	1,975	1,964
Transocean, Inc.
2.500% due 10/15/17	3,770	3,841
6.375% due 12/15/21	3,180	3,809
Tyco Electronics Group SA 6.550% due 10/01/17	3,125	3,743
UBS AG
Series BKNT 5.750% due 04/25/18	940	1,119
Vale Overseas, Ltd.
4.375% due 01/11/22	1,350	1,421
8.250% due 01/17/34	1,960	2,611
Vale SA 5.625% due 09/11/42	3,760	3,928
Validus Holdings, Ltd. 8.875% due 01/26/40	2,310	3,235
Vnesheconombank Via VEB Finance PLC 5.375% due 02/13/17 (Þ)	4,800	5,223
Vodafone Group PLC
1.625% due 03/20/17	3,525	3,569
4.375% due 02/19/43	2,415	2,408
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	2,734	2,967
Weatherford International, Ltd. 5.125% due 09/15/20	3,035	3,379
Westpac Banking Corp. 3.585% due 08/14/14 (Å)	9,600	10,001
Willis Group Holdings PLC 4.125% due 03/15/16	3,105	3,292
Wind Acquisition Finance SA 7.250% due 02/15/18 (Þ)	2,585	2,727

		453,489

Loan Agreements - 0.1%
HCA, Inc. Term Loan B3 2.948% due 05/01/18 (Ê)	5,448	5,447

256	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mortgage-Backed Securities - 33.0%
Adjustable Rate Mortgage Trust
Series 2006-1 Class 2A1 3.265% due 03/25/36 (Ê)	901	733
Alternative Loan Trust
Series 2005-85CB Class 2A2 5.500% due 02/25/36	21	18
Series 2006-6CB Class 1A10 5.500% due 05/25/36	213	188
Series 2006-OA2 Class A5 0.429% due 05/20/46 (Ê)	81	46
Series 2006-OA10 Class 3A1 0.390% due 08/25/46 (Ê)	6,593	4,558
Series 2007-15CB Class A5 5.750% due 07/25/37	501	443
Series 2007-15CB Class A7 6.000% due 07/25/37	1,887	1,693
Series 2007-J2 Class 2A1 6.000% due 07/25/37	13,111	11,848
Series 2007-OA6 Class A1B 0.400% due 06/25/37 (Ê)	1,261	1,061
American Home Mortgage Assets LLC
Series 2007-4 Class A2 0.390% due 08/25/37 (Ê)	4,256	3,709
American Home Mortgage Investment Trust
Series 2007-1 Class GA1C 0.390% due 05/25/47 (Ê)	7,342	5,104
Banc of America Alternative Loan Trust
Series 2005-5 Class 2CB1 6.000% due 06/25/35	544	487
Banc of America Funding Corp.
Series 2006-3 Class 5A8 5.500% due 03/25/36	3,299	3,338
Series 2006-A Class 4A1 3.005% due 02/20/36 (Ê)	—	—
Series 2006-G Class 2A3 0.369% due 07/20/36 (Ê)	4,163	4,115
Banc of America Funding Trust
Series 2006-F Class 1A2 2.688% due 07/20/36 (Ê)	170	47
Series 2006-J Class 4A1 5.618% due 01/20/47 (Ê)	610	480
Series 2007-2 Class TA1B 5.806% due 03/25/37	246	217
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-1 Class A4 5.245% due 11/10/42	1,147	1,165
Series 2005-1 Class A5 5.341% due 11/10/42	1,395	1,490
Series 2005-2 Class A5 4.857% due 07/10/43	7,570	8,106
Series 2005-6 Class A4 5.359% due 09/10/47	1,055	1,157
Series 2006-4 Class A4 5.634% due 07/10/46	670	754
Series 2007-2 Class A4 5.796% due 04/10/49	4,700	5,440

	Principal Amount ($) or Shares	Fair Value $
Series 2008-1 Class A4 6.395% due 02/10/51	3,682	4,425
Banc of America Mortgage Securities, Inc.
Series 2004-1 Class 5A1 6.500% due 09/25/33	21	22
Series 2004-11 Class 2A1 5.750% due 01/25/35	1,018	1,044
Series 2004-F Class 1A1 2.998% due 07/25/34 (Ê)	469	464
Series 2004-I Class 2A2 3.101% due 10/25/34 (Ê)	118	117
Series 2005-H Class 2A5 3.146% due 09/25/35 (Ê)	2,923	2,710
Series 2005-I Class 2A2 3.105% due 10/25/35 (Ê)	306	8
Series 2006-2 Class A12 6.000% due 07/25/46	7	—
Banc of America Mortgage Trust
Series 2005-D Class 2A7 2.991% due 05/25/35 (Ê)	2,174	1,984
BB-UBS Trust
Series 2012-SHOW Class A 3.430% due 11/05/36 (Þ)	475	488
Bcap LLC
Series 2011-RR4 Class 7A2 12.212% due 04/26/37 (Þ)	3,809	1,086
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 6A1 2.573% due 04/25/33 (Ê)	30	31
Series 2003-8 Class 4A1 3.117% due 01/25/34 (Ê)	215	214
Series 2004-3 Class 1A1 3.126% due 07/25/34 (Ê)	561	523
Series 2004-10 Class 22A1 2.976% due 01/25/35 (Ê)	338	333
Series 2005-10 Class A3 2.671% due 10/25/35 (Ê)	11,448	11,100
Series 2005-12 Class 13A1 5.375% due 02/25/36 (Ê)	363	355
Series 2007-3 Class 1A1 2.991% due 05/25/47 (Ê)	2,528	2,100
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1 2.725% due 05/25/35 (Ê)	1,300	1,228
Series 2005-7 Class 22A1 2.925% due 09/25/35 (Ê)	865	757
Bear Stearns ARM Trust
Series 2002-11 Class 1A2 2.959% due 02/25/33 (Ê)	7	7
Series 2004-5 Class 2A 3.299% due 07/25/34 (Ê)	1,138	1,137
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	1,325	1,326
Series 2005-T20 Class A4A 5.298% due 10/12/42	10,256	11,220

Russell Strategic Bond Fund	257

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-T22 Class A4 5.765% due 04/12/38	430	480
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10 Class A4 5.405% due 12/11/40	386	425
Series 2005-PWR8 Class A4 4.674% due 06/11/41	70	75
Series 2005-T18 Class A4 4.933% due 02/13/42	993	1,060
Series 2006-PW11 Class A4 5.618% due 03/11/39	5,570	6,192
Series 2007-PW15 Class A4 5.331% due 02/11/44	100	113
Series 2007-T26 Class A4 5.471% due 01/12/45	400	460
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1 2.716% due 01/26/36	1,862	1,432
Series 2007-R6 Class 2A1 2.705% due 12/26/46 (Ê)	1,604	1,081
CD 2007-CD5 Mortgage Trust
Series 2007-CD5 Class A4 5.886% due 11/15/44	223	261
Chase Mortgage Finance Trust
Series 2007-A1 Class 11M1 2.763% due 03/25/37 (Ê)	869	793
Series 2007-A1 Class 2A1 2.990% due 02/25/37 (Ê)	558	568
Series 2007-A1 Class 7A1 2.925% due 02/25/37 (Ê)	231	228
CHL Mortgage Pass-Through Trust
Series 2004-11 Class 2A1 2.525% due 07/25/34 (Ê)	3,547	3,492
Series 2005-17 Class 1A6 5.500% due 09/25/35	1,864	1,868
Series 2006-1 Class A2 6.000% due 03/25/36	708	641
Series 2006-21 Class A8 5.750% due 02/25/37	3,875	3,624
Series 2007-9 Class A11 5.750% due 07/25/37	1,449	1,390
Series 2007-15 Class 2A2 6.500% due 09/25/37	490	418
Citicorp Mortgage Securities, Inc.
Series 2006-3 Class 1A9 5.750% due 06/25/36	1,871	1,915
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4 5.431% due 10/15/49	1,571	1,783
Series 2009-RR1 Class MA4A 5.485% due 03/17/51 (Þ)	400	460
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2 Class 1CB2 6.750% due 08/25/34	189	201
Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	173	172

	Principal Amount ($) or Shares	Fair Value $
Series 2006-AR7 Class 1A4A 4.758% due 11/25/36 (Ê)	4,651	3,968
Series 2007-6 Class 1A4A 5.510% due 03/25/37 (Ê)	1,840	1,217
Series 2007-10 Class 2A3A 5.922% due 09/25/37 (Ê)	1,075	906
Series 2007-10 Class 2A4A 6.027% due 09/25/37 (Ê)	190	170
Series 2007-AR8 Class 2A1A 2.802% due 07/25/37 (Ê)	2,128	1,788
Series 2008-RR1 Class A1A1 0.270% due 01/25/37 (Ê)(Þ)	159	88
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.392% due 07/15/44	5,180	5,663
Series 2007-CD4 Class A4 5.322% due 12/11/49	1,500	1,708
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class F 5.440% due 09/15/30 (Þ)	156	157
Commercial Mortgage Asset Trust Series 1999-C1 Class B 7.230% due 01/17/32	1,066	1,069
Series 1999-C1 Class C 7.350% due 01/17/32	385	393
Series 1999-C1 Class D 7.350% due 01/17/32	1,315	1,350
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.206% due 12/10/49	1,225	1,445
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	626	627
Series 2007-C9 Class A4 5.993% due 12/10/49	5,206	6,138
Series 2007-FL14 Class AJ 0.379% due 06/15/22 (Ê)(Þ)	6,304	6,224
Series 2010-RR1 Class GEA 5.543% due 12/11/49 (Þ)	7,300	8,354
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	3,460	3,477
Series 2012-CR5 Class A4 2.771% due 12/10/45	470	480
Series 2013-WWP Class A2 3.424% due 03/10/31 (Þ)	500	525
Commercial Mortgage Trust Series 2001-J2A Class E 7.160% due 07/16/34 (Þ)	2,100	2,515
Series 2004-GG1 Class A7 5.317% due 06/10/36	564	578
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	106
Series 2006-GG7 Class A4 6.061% due 07/10/38	900	1,019
Series 2007-GG11 Class A4 5.736% due 12/10/49	875	1,019

258	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-GG11 Class AJ 6.252% due 12/10/49	2,642	2,564
Series 2012-CCRE2 Zero coupon due	150	153
Series 2012-CR2 Class A4 3.147% due 08/15/45	975	1,030
Series 2012-CR4 Class A3 2.853% due 10/15/45	250	257
Series 2013-CR6 Class A4 3.101% due 03/10/46	4,670	4,863
Countrywide Alternative Loan Trust Series 2006-36T2 Class 1A9 1.100% due 12/25/36 (Ê)	1,866	1,249
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	1,873	1,555
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.932% due 11/25/34 (Ê)	1,345	1,257
Series 2005-HYB9 Class 3A2A 2.783% due 02/20/36 (Ê)	252	228
Series 2007-4 Class 1A10 6.000% due 05/25/37	8,329	7,451
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2 Class C1 6.376% due 04/15/37	670	671
Series 2003-C5 Class D 5.116% due 12/15/36	2,845	2,925
Series 2004-C5 Class B 4.929% due 11/15/37	3,730	3,875
Series 2005-9 Class 2A1 5.500% due 10/25/35	3,544	3,570
Series 2005-C2 Class A3 4.691% due 04/15/37	2,146	2,211
Series 2005-C2 Class A4 4.832% due 04/15/37	250	265
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class B 5.989% due 06/15/38	2,153	1,369
Series 2006-TF2A Class D 0.499% due 10/15/21 (Ê)(Þ)	724	688
Series 2007-2 Class 3A4 5.500% due 03/25/37	4,569	4,374
Series 2007-C1 Class A3 5.383% due 02/15/40	5,750	6,312
Series 2009-8R Class 5A1 5.623% due 05/26/37 (Ê)(Þ)	195	206
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	3,265	3,756
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	6,176	6,189
Series 2013-EZ2 Class A 0.853% due 02/25/45 (Þ)	5,484	5,487
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2007-OA1 Class A1 0.350% due 02/25/47 (Ê)	5,427	3,990

	Principal Amount ($) or Shares	Fair Value $
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2A1A 0.399% due 10/19/36 (Ê)	3,281	2,793
Series 2007-AR1 Class 2A1A 0.339% due 04/19/47 (Ê)	8,029	6,627
Extended Stay America Trust Series 2013-ESFL Class CFL 1.702% due 12/05/31 (Ê)(Þ)	1,110	1,111
Series 2013-ESH7 Class A27 2.958% due 12/05/31 (Þ)	3,475	3,564
Series 2013-ESH7 Class B7 3.604% due 12/05/31 (Þ)	455	465
Fannie Mae
6.000% due 2016	53	56
8.000% due 2016	2	2
6.000% due 2017	74	79
10.000% due 2018	7	7
4.000% due 2019	238	254
5.000% due 2019	425	463
3.500% due 2020	2,659	2,827
3.763% due 2020	7,489	8,473
4.000% due 2020	13	13
4.250% due 2020	7,415	8,513
4.338% due 2020	7,596	8,842
3.000% due 2021	324	343
3.400% due 2021	17,700	19,450
3.500% due 2021	603	641
3.890% due 2021	1,900	2,154
4.317% due 2021	3,432	4,006
5.500% due 2021	238	259
2.310% due 2022	100	102
2.500% due 2022	9,691	10,198
3.000% due 2022	356	378
3.156% due 2022	497	539
5.000% due 2022	2,715	2,931
5.500% due 2022	1,502	1,637
1.000% due 2023	7,720	7,732
5.500% due 2023	2,093	2,277
4.000% due 2024	145	155
5.500% due 2024	1,413	1,540
7.500% due 2024	2	2
10.000% due 2024	5	6
2.364% due 2025 (Ê)	11	12
3.500% due 2025	3,175	3,375
4.000% due 2025	5,047	5,395
4.500% due 2025	119	130
5.500% due 2025	4,771	5,199
2.285% due 2026 (Ê)	162	174
3.000% due 2026	10,378	10,971
3.500% due 2026	39,627	42,838
4.000% due 2026	11,645	12,453
6.000% due 2026	416	457
9.000% due 2026	10	11
2.500% due 2027	968	1,013
2.870% due 2027	1,300	1,289
3.000% due 2027	18,384	19,451
3.500% due 2027	4,702	5,055

Russell Strategic Bond Fund	259

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

4.500% due 2027	7,403	7,944
6.000% due 2027	1,343	1,477
7.000% due 2028	82	98
4.500% due 2029	3,104	3,354
6.500% due 2029	85	97
7.000% due 2029	635	756
7.500% due 2029	10	12
8.500% due 2029	2	2
5.000% due 2030	409	443
6.500% due 2030	122	143
7.000% due 2030	234	274
8.000% due 2030	93	115
8.500% due 2030	92	106
9.500% due 2030	41	50
3.500% due 2031	585	624
4.000% due 2031	3,173	3,421
6.500% due 2031	159	184
7.000% due 2031	471	563
7.500% due 2031	29	33
8.500% due 2031	177	206
3.500% due 2032	11,446	12,221
4.000% due 2032	1,993	2,149
6.500% due 2032	270	318
7.000% due 2032	1,196	1,421
7.500% due 2032	42	50
8.500% due 2032	20	24
2.283% due 2033 (Ê)	154	164
2.361% due 2033 (Ê)	209	224
2.493% due 2033 (Ê)	619	658
4.500% due 2033	117	127
5.500% due 2033	8	9
6.500% due 2033	316	374
7.000% due 2033	656	783
2.322% due 2034 (Ê)	950	1,008
2.724% due 2034 (Ê)	363	385
2.743% due 2034 (Ê)	126	134
2.747% due 2034 (Ê)	658	702
5.000% due 2034	524	570
5.500% due 2034	3,816	4,192
6.500% due 2034	456	538
7.000% due 2034	68	81
2.391% due 2035 (Ê)	303	322
2.474% due 2035 (Ê)	644	673
2.552% due 2035 (Ê)	437	466
2.556% due 2035 (Ê)	557	596
2.662% due 2035 (Ê)	1,293	1,384
2.729% due 2035 (Ê)	879	942
2.750% due 2035 (Ê)	892	957
2.837% due 2035 (Ê)	1,381	1,475
4.978% due 2035 (Ê)	119	128
5.000% due 2035	382	415
5.500% due 2035	1,561	1,717
6.000% due 2035	1,529	1,716
7.000% due 2035	104	124
7.500% due 2035	509	625
4.000% due 2036	91	98
5.000% due 2036	952	1,034

	Principal Amount ($) or Shares	Fair Value $
5.500% due 2036	2,529	2,746
6.000% due 2036	943	1,035
6.244% due 2036 (Ê)	13	13
6.500% due 2036	112	129
7.000% due 2036	207	247
4.000% due 2037	97	104
5.000% due 2037	309	334
5.500% due 2037	3,232	3,495
6.000% due 2037	487	535
6.500% due 2037	757	853
5.000% due 2038	1,026	1,116
5.500% due 2038	901	983
6.000% due 2038	630	690
6.500% due 2038	720	831
4.500% due 2039	1,416	1,527
5.000% due 2039	4,544	4,940
6.000% due 2039	1,348	1,506
6.500% due 2039	377	422
1.578% due 2040 (Ê)	175	180
4.000% due 2040	17,682	19,236
4.500% due 2040	30,521	32,906
4.000% due 2041	28,402	30,755
4.500% due 2041	26,211	28,317
5.000% due 2041	34,600	38,133
2.778% due 2042 (Ê)	86	91
3.500% due 2042	1,906	2,032
4.000% due 2042	904	969
4.500% due 2042	1,728	1,866
1.378% due 2043 (Ê)	104	106
15 Year TBA (Ï) 2.000%	13,350	13,682
2.500%	68,595	71,725
3.000%	9,205	9,721
3.500%	2,950	3,133
30 Year TBA (Ï) 2.500%	11,665	11,809
3.000%	2,335	2,442
3.500%	126,540	134,783
4.000%	228,335	244,261
5.000%	19,700	21,319
5.500%	155,990	169,583
6.000%	15,125	16,528
Series 1997-281 Class 2
Interest Only STRIP 9.000% due 11/01/26 (Å)	29	7
Series 2000-306 Class IO
Interest Only STRIP 8.000% due 05/01/30 (Å)	29	5
Series 2001-317 Class 2
Interest Only STRIP 8.000% due 12/01/31 (Å)	44	7
Series 2002-320 Class 2
Interest Only STRIP 7.000% due 04/01/32 (Å)	14	2
Series 2003-339 Class 23
Interest Only STRIP 5.000% due 07/01/18	769	56

260	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2003-343 Class 6
Interest Only STRIP 5.000% due 10/01/33	984	128
Series 2003-345 Class 18
Interest Only STRIP 4.500% due 12/01/18	1,924	136
Series 2003-345 Class 19
Interest Only STRIP 4.500% due 01/01/19	2,104	148
Series 2005-365 Class 12
Interest Only STRIP 5.500% due 12/01/35	4,008	493
Series 2006-369 Class 8
Interest Only STRIP 5.500% due 04/01/36	615	57
Fannie Mae Grantor Trust
Series 1999-T2 Class A1 7.500% due 01/19/39	45	51
Series 2001-T4 Class A1 7.500% due 07/25/41	1,877	2,250
Series 2001-T8 Class A2 9.500% due 07/25/41	128	161
Series 2004-T1 Class 1A2 6.500% due 01/25/44	20	24
Fannie Mae Grantor Trust 2001-T10
Series 2001-T10 Class A2 7.500% due 12/25/41	2,870	3,504
Fannie Mae Grantor Trust 2002-T19
Series 2002-T19 Class A1 6.500% due 07/25/42	379	458
Fannie Mae REMICS
Series 1996-46 Class ZA 7.500% due 11/25/26	131	152
Series 1997-68 Class SC
Interest Only STRIP 8.281% due 05/18/27 (Å)(Ê)	39	10
Series 1999-56 Class Z 7.000% due 12/18/29	507	592
Series 2001-4 Class SA
Interest Only STRIP 7.350% due 02/17/31 (Ê)	41	4
Series 2002-57 Class PG 5.500% due 09/25/17	1,670	1,783
Series 2003-25 Class IK
Interest Only STRIP 7.000% due 04/25/33 (Å)	131	26
Series 2003-32 Class FH 0.600% due 11/25/22 (Ê)	273	273
Series 2003-32 Class UI
Interest Only STRIP 6.000% due 05/25/33 (Å)	127	19
Series 2003-33 Class IA
Interest Only STRIP 6.500% due 05/25/33 (Å)	688	123
Series 2003-35 Class FY 0.600% due 05/25/18 (Ê)	1,236	1,242

	Principal Amount ($) or Shares	Fair Value $
Series 2003-35 Class IU
Interest Only STRIP 6.000% due 05/25/33 (Å)	153	24
Series 2003-35 Class UI
Interest Only STRIP 6.500% due 05/25/33 (Å)	148	24
Series 2003-64 Class JI
Interest Only STRIP 6.000% due 07/25/33 (Å)	104	16
Series 2004-70 Class EB 5.000% due 10/25/24	1,755	1,932
Series 2005-110 Class MB 5.500% due 09/25/35	642	705
Series 2005-117 Class LC 5.500% due 11/25/35	5,186	5,648
Series 2006-5 Class 3A2 2.581% due 05/25/35 (Ê)	180	190
Series 2006-22 Class CE 4.500% due 08/25/23	1,505	1,652
Series 2006-118 Class A1 0.260% due 12/25/36 (Ê)	111	110
Series 2007-73 Class A1 0.260% due 07/25/37 (Ê)	1,086	1,034
Series 2009-39 Class LB 4.500% due 06/25/29	1,559	1,715
Series 2009-70 Class PS
Interest Only STRIP 6.550% due 01/25/37 (Ê)	26,626	3,735
Series 2009-71 Class MB 4.500% due 09/25/24	2,355	2,557
Series 2009-89 Class A1 5.410% due 05/25/35	3,103	3,379
Series 2009-96 Class DB 4.000% due 11/25/29	6,623	7,185
Series 2010-85 Class NJ 4.500% due 08/25/40	5,565	5,876
Series 2010-95 Class S
Interest Only STRIP 6.400% due 09/25/40 (Ê)	19,902	3,436
Series 2010-112 Class PI
Interest Only STRIP 6.000% due 10/25/40	16,353	1,926
Series 2012-43 Class PH 4.500% due 04/25/42	5,100	6,039
Fannie Mae Whole Loan
Series 2003-W1 Class 2A 6.862% due 12/25/42	81	97
Series 2003-W4 Class 4A 7.184% due 10/25/42	35	42
Series 2003-W17 Class 1A6 5.310% due 08/25/33	1,376	1,405
Series 2004-W2 Class 2A2 7.000% due 02/25/44	3,016	3,573
Series 2004-W9 Class 2A1 6.500% due 02/25/44	181	213
Series 2004-W11 Class 1A2 6.500% due 05/25/44	374	439

Russell Strategic Bond Fund	261

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Fannie Mae-Aces
Series 2006-M2 Class A2F 5.259% due 05/25/20	1,739	2,002
Series 2012-M12 Class 1A 2.935% due 08/25/22	7,007	7,408
Series 2012-M15 Class A 2.745% due 10/25/22	8,671	9,014
FDIC Guaranteed Notes Trust
Series 2010-S1 Class 1A 0.754% due 02/25/48 (Ê)(Þ)	1,685	1,689
FDIC Trust
Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	1,695	1,724
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	6,927	7,178
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series 2011-K014 Class X1
Interest Only STRIP 1.441% due 04/25/21	17,468	1,448
Series 2011-K702 Class X1
Interest Only STRIP 1.719% due 02/25/18	61,909	4,011
Series 2012-K019 Class A2 2.272% due 03/25/22	2,195	2,224
Series 2012-K020 Class A2 2.373% due 05/25/22	8,340	8,494
Series 2012-K020 Class X1
Interest Only STRIP 1.612% due 05/25/22	28,511	3,028
Series 2012-K022 Class A2 2.355% due 07/25/22	6,635	6,735
Series 2012-K501 Class X1A
Interest Only STRIP 1.877% due 08/25/16	42,583	1,811
Series 2013-K024 Class X1
Interest Only STRIP 1.026% due 09/25/22	25,690	1,738
Series 2013-K025 Class A1 1.875% due 04/25/22	1,743	1,799
Series 2013-KSMC Class A2 2.615% due 01/25/23	2,745	2,794
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-42 Class A6 9.500% due 02/25/42	63	77
Series 2003-54 Class 2A 6.500% due 02/25/43	1,938	2,344
Series 2003-56 Class A5 5.231% due 05/25/43	2,408	2,704
Series 2003-58 Class 2A 6.500% due 09/25/43	211	247
Series 2005-63 Class 1A1 1.378% due 02/25/45 (Ê)	88	85
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA6 Class A1 2.475% due 01/25/35 (Ê)	577	566

	Principal Amount ($) or Shares	Fair Value $
First Horizon Asset Securities, Inc.
Series 2005-AR3 Class 2A1 2.615% due 08/25/35 (Ê)	488	469
Series 2005-AR4 Class 2A1 2.597% due 10/25/35 (Ê)	2,068	1,874
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 Class IO1
Interest Only STRIP 2.159% due 03/15/33 (Þ)(Ø)	5,765	—
Freddie Mac
11.000% due 2015	2	2
6.000% due 2016	17	18
10.000% due 2016	23	23
8.500% due 2017	11	12
10.500% due 2017	2	2
8.000% due 2020	39	43
10.000% due 2020	10	11
11.000% due 2020	6	7
10.500% due 2021	8	9
3.500% due 2025	10,625	11,402
8.500% due 2025	15	18
4.000% due 2026	2,668	2,834
2.482% due 2027 (Ê)	12	13
3.500% due 2027	5,552	5,874
7.000% due 2027	70	83
8.500% due 2027	87	106
2.338% due 2028 (Ê)	10	11
2.497% due 2028 (Ê)	9	9
2.533% due 2030 (Ê)	17	18
7.500% due 2030	87	101
8.500% due 2030	31	37
6.500% due 2031	278	325
8.000% due 2031	7	9
7.000% due 2032	79	94
2.409% due 2033 (Ê)	244	260
6.000% due 2033	25	28
2.883% due 2034 (Ê)	416	445
3.030% due 2034 (Ê)	918	984
5.500% due 2034	328	357
6.000% due 2034	37	41
2.723% due 2035 (Ê)	983	1,052
2.844% due 2035 (Ê)	1,179	1,261
5.000% due 2035	125	139
5.107% due 2035 (Ê)	98	105
5.500% due 2035	541	588
6.000% due 2035	191	213
4.000% due 2036	207	221
5.500% due 2036	4	4
6.000% due 2036	60	66
5.000% due 2038	11,175	12,018
5.500% due 2038	27,173	30,250
6.000% due 2038	5,861	6,459
6.500% due 2038	279	312
4.500% due 2039	11,186	12,483
5.500% due 2039	3,092	3,346
4.000% due 2040	13,351	14,836

262	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

4.500% due 2040	6,824	7,617
4.000% due 2041	15,229	16,695
3.000% due 2042	4,075	4,251
15 Year TBA (Ï) 2.500%	2,000	2,088
3.000%	9,700	10,235
30 Year TBA (Ï) 3.000%	14,700	15,313
3.500%	132,000	140,312
4.000%	15,100	16,122
4.500%	24,000	25,699
5.000%	5,000	5,366
6.000%	3,800	4,162
Freddie Mac Mortgage Trust
Series 2010-K7 Class B 5.619% due 04/25/20 (Þ)	6,700	7,755
Freddie Mac Reference REMIC
Series 2006-R006 Class ZA 6.000% due 04/15/36	4,360	4,890
Freddie Mac REMICS
Series 1991-1037 Class Z 9.000% due 02/15/21	21	23
Series 1994-1730 Class Z 7.000% due 05/15/24	155	179
Series 1999-2129 Class SG
Interest Only STRIP 6.750% due 06/17/27 (Å)(Ê)	740	165
Series 2000-2247 Class SC
Interest Only STRIP 7.301% due 08/15/30 (Ê)	19	4
Series 2000-2266 Class F 0.649% due 11/15/30 (Ê)	35	35
Series 2002-2463 Class SJ
Interest Only STRIP 7.801% due 03/15/32 (Ê)	79	19
Series 2003-2610 Class UI
Interest Only STRIP 6.500% due 05/15/33 (Å)	23	4
Series 2003-2621 Class QH 5.000% due 05/15/33	1,300	1,439
Series 2003-2624 Class QH 5.000% due 06/15/33	1,335	1,472
Series 2003-2649 Class IM
Interest Only STRIP 7.000% due 07/15/33 (Å)	169	35
Series 2003-2697 Class LG 4.500% due 10/15/23	788	855
Series 2003-2725 Class TA 4.500% due 12/15/33	1,300	1,527
Series 2006-3123 Class HT 5.000% due 03/15/26	3,106	3,471
Series 2006-3149 Class LF 0.499% due 05/15/36 (Ê)	287	286
Series 2006-3150 Class EQ 5.000% due 05/15/26	1,525	1,732
Series 2007-3335 Class BF 0.349% due 07/15/19 (Ê)	671	671

	Principal Amount ($) or Shares	Fair Value $
Series 2007-3335 Class FT 0.349% due 08/15/19 (Ê)	1,753	1,752
Series 2007-3345 Class FP 0.399% due 11/15/36 (Ê)	2,256	2,253
Series 2007-3345 Class PF 0.379% due 05/15/36 (Ê)	2,398	2,393
Series 2009-3558 Class G 4.000% due 08/15/24	150	167
Series 2010-3640 Class JA 1.500% due 03/15/15	3,041	3,056
Series 2010-3653 Class B 4.500% due 04/15/30	4,570	5,099
Series 2010-3704 Class DC 4.000% due 11/15/36	1,762	1,929
Series 2011-3927 Class PC 4.500% due 09/15/41	6,800	8,126
Series 2011-3963 Class JB 4.500% due 11/15/41	3,500	4,049
Freddie Mac Strips
Series 1998-191
Interest Only STRIP 8.000% due 01/01/28 (Å)	26	4
Series 1998-194
Interest Only STRIP 6.500% due 04/01/28 (Å)	82	13
Series 2001-212
Interest Only STRIP 6.000% due 05/01/31 (Å)	86	19
Series 2001-215
Interest Only STRIP 8.000% due 06/15/31 (Å)	74	12
GE Capital Commercial Mortgage Corp.
Series 2003-C2 Class F 5.472% due 07/10/37 (Þ)	455	459
Ginnie Mae 5.000% due 05/21/43	4,000	4,359
Ginnie Mae I
10.500% due 2015	16	16
11.000% due 2015	—	—
7.000% due 2016	1	1
10.500% due 2016	14	15
11.000% due 2020	9	9
10.500% due 2021	15	16
10.000% due 2022	29	31
7.500% due 2024	11	12
10.000% due 2025	30	33
3.000% due 2027	7,444	7,930
8.000% due 2030	166	195
7.500% due 2031	18	19
7.500% due 2032	8	10
5.500% due 2034	38	42
5.500% due 2035	7,218	7,957
5.500% due 2036	98	108
5.500% due 2037	195	214
5.500% due 2038	113	123
4.500% due 2039	4,947	994
5.000% due 2039	14,105	15,478

Russell Strategic Bond Fund	263

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

4.500% due 2040	19,180	21,044
5.000% due 2040	2,048	2,258
4.500% due 2041	7,272	7,973
4.500% due 2042	666	727
30 Year TBA (Ï) 5.000%	4,000	4,372
6.000%	26,500	29,950
Ginnie Mae II 1.625% due 2023 (Ê)	269	281
1.750% due 2023 (Ê)	17	17
1.625% due 2024 (Ê)	64	67
1.750% due 2024 (Ê)	122	128
2.000% due 2024 (Ê)	68	71
1.625% due 2026 (Ê)	60	63
8.500% due 2026	21	25
1.625% due 2027 (Ê)	81	84
1.750% due 2027 (Ê)	93	97
1.625% due 2029 (Ê)	136	142
1.750% due 2030 (Ê)	50	52
3.500% due 2040 (Ê)	14,794	15,857
4.000% due 2040 (Ê)	5,563	5,964
5.390% due 2059	3,901	4,321
4.502% due 2061	2,859	3,261
4.700% due 2061	6,313	7,323
4.473% due 2062	9,040	10,363
4.564% due 2062	5,925	6,815
4.845% due 2062	1,670	1,896
5.065% due 2062	2,842	3,238
4.519% due 2063	7,376	8,451
4.652% due 2063	1,230	1,427
4.661% due 2063	562	653
30 Year TBA (Ï) 3.000%	15,280	16,237
3.500%	2,000	2,168
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	1,131	1,136
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 5.103% due 05/25/35 (Ê)	3,110	3,047
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	808	952
Series 1999-27 Class SE Interest Only STRIP 8.400% due 08/16/29 (Ê)	98	28
Series 1999-44 Class SA Interest Only STRIP 8.350% due 12/16/29 (Ê)	123	24
Series 2000-29 Class S Interest Only STRIP 8.301% due 09/20/30 (Ê)	14	4
Series 2001-46 Class SA Interest Only STRIP 7.380% due 09/16/31 (Ê)	13	3
Series 2002-27 Class SA 7.800% due 05/16/32 (Ê)	21	5

	Principal Amount ($) or Shares	Fair Value $
Series 2007-12 Class C 5.278% due 04/16/41	4,135	4,729
Series 2010-14 Class A 4.500% due 06/16/39	1,472	1,615
Series 2010-74 Interest Only STRIP 1.158% due 03/16/50	43,823	2,098
Series 2010-83 Interest Only STRIP 0.927% due 07/16/50	27,394	1,332
Series 2010-116 Class MP 3.500% due 09/16/40	17,157	18,662
Series 2010-124 Class C 3.392% due 03/16/45	1,875	2,064
Series 2010-155 Interest Only STRIP 1.455% due 06/16/39	28,098	1,910
Series 2010-H12 Class PT 5.470% due 11/20/59	6,608	7,269
Series 2011-67 Class B 3.863% due 10/16/47	2,665	2,935
Series 2011-127 Interest Only STRIP 1.538% due 03/16/47	30,938	2,260
Series 2012-70 Interest Only STRIP 0.963% due 08/16/52 (Å)	52,277	3,657
Series 2012-78 Interest Only STRIP 1.056% due 06/16/52 (Å)	43,538	3,364
Series 2012-95 Interest Only STRIP 1.049% due 02/16/53 (Å)	11,672	1,062
Series 2012-99 Class CI Interest Only STRIP 1.041% due 10/16/49	22,334	1,839
Series 2012-100 Interest Only STRIP 0.888% due 08/16/52 (Å)	38,881	2,948
Series 2012-115 Class A 2.131% due 04/16/45	1,582	1,618
Series 2012-147 Class AE 1.750% due 07/16/47	2,903	2,924
Series 2012-H11 Class CI Interest Only STRIP 2.891% due 04/20/62	21,572	2,448
Series 2012-H23 Class FI Interest Only STRIP 0.779% due 10/20/62	22,719	799
Series 2013-H03 Class HI Interest Only STRIP 2.571% due 12/20/62	15,505	2,123
Series 2013-H06 Class HI Interest Only STRIP 2.936% due 01/20/63	33,143	4,577
Series 2013-H07 Class JL 2.609% due 03/20/63	33,574	4,580

264	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

GreenPoint Mortgage Funding Trust Series 2005-AR5 Class 1A1 0.470% due 11/25/45 (Ê)	175	149
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.920% due 10/25/33 (Ê)	683	675
GS Mortgage Securities Corp. II Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	2,669	2,700
Series 2011-GC5 Class A4 3.707% due 08/10/44	6,830	7,526
Series 2012-ALOH Class A 3.551% due 04/10/34 (Þ)	700	750
Series 2012-BWTR Class A 2.954% due 11/05/34 (Þ)	635	646
Series 2012-GCJ9 Class A3 2.773% due 11/10/45	4,025	4,096
Series 2013-GC10 Class A5 2.943% due 02/10/46	7,050	7,231
Series 2013-KYO Class D 2.800% due 11/08/29 (Å)(Ê)	4,110	4,129
GS Mortgage Securities Corp. II Trust
Series 2007-EOP Class A1 1.103% due 03/06/20 (Ê)(Þ)	874	874
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4 3.377% due 05/10/45	285	306
GSMPS Mortgage Loan Trust
Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	86	89
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	73	77
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	211	214
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	649	702
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	1,310	1,337
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	1,460	1,533
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1 2.748% due 06/25/34 (Ê)	240	238
Series 2005-6F Class 1A6 5.250% due 07/25/35	3,017	3,101
Series 2005-AR7 Class 6A1 5.106% due 11/25/35 (Ê)	1,108	1,087
Series 2006-2F Class 2A17 5.750% due 02/25/36	3,157	3,136
Series 2006-3F Class 2A3 5.750% due 03/25/36	2,089	1,998
Series 2007-AR2 Class 2A1 2.787% due 05/25/47 (Ê)	6,598	5,836
HarborView Mortgage Loan Trust
Series 2005-2 Class 2A1A 0.419% due 05/19/35 (Ê)	133	112

	Principal Amount ($) or Shares	Fair Value $
Series 2005-4 Class 3A1 3.024% due 07/19/35 (Ê)	2,901	2,597
IndyMac INDX Mortgage Loan Trust
Series 2004-AR11 Class 2A 2.633% due 12/25/34 (Ê)	81	77
Series 2005-AR25 Class 1A21 5.090% due 12/25/35 (Ê)	700	634
Series 2005-AR31 Class 1A1 2.478% due 01/25/36 (Ê)	803	665
Series 2006-AR4 Class A1A 0.410% due 05/25/46 (Ê)	4,900	4,148
Series 2006-AR8 Class A3A 0.430% due 07/25/46 (Ê)	9,205	7,432
JPMorgan Alternative Loan Trust
Series 2006-A2 Class 3A1 2.733% due 05/25/36 (Ê)	4,808	3,769
JPMorgan Chase Commercial Mortgage
Series 2004-LN2 Class B 5.315% due 07/15/41	1,550	1,586
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-C1 Class D 5.192% due 01/12/37	1,905	1,907
Series 2005-CB11 Class A4 5.335% due 08/12/37	935	1,002
Series 2005-CB13 Class A4 5.472% due 01/12/43	686	753
Series 2005-LDP5 Class A4 5.368% due 12/15/44	1,725	1,891
Series 2012-LC9 Class A5 2.840% due 12/15/47	1,260	1,285
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14 Class A4 5.481% due 12/12/44	1,850	2,030
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	3,675	3,801
Series 2006-LDP8 Class A4 5.399% due 05/15/45	3,705	4,194
Series 2007-CB19 Class A4 5.910% due 02/12/49	880	1,018
Series 2007-LDPX Class A3 5.420% due 01/15/49	200	229
Series 2008-C2 Class A4 6.068% due 02/12/51	1,135	1,259
Series 2011-C5 Class D 5.492% due 08/15/46 (Þ)	285	306
Series 2012-C8 Class A3 2.829% due 10/15/45	1,525	1,557
Series 2012-C8 Class E 4.826% due 10/15/45 (Þ)	150	148
Series 2012-WLDN Class A 3.905% due 05/05/30 (Þ)	375	407
JPMorgan Mortgage Trust
Series 2005-A8 Class 1A1 5.207% due 11/25/35 (Ê)	2,052	1,998
Series 2005-S3 Class 1A2 5.750% due 01/25/36	140	133

Russell Strategic Bond Fund	265

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-A2 Class 2A1 2.748% due 04/25/36 (Ê)	155	141
Series 2006-A6 Class 1A2 2.987% due 10/25/36 (Ê)	942	791
Series 2006-A7 Class 3A2 5.520% due 01/25/37 (Ê)	4,685	4,036
Series 2007-A1 Class 5A2 3.003% due 07/25/35 (Ê)	225	229
Series 2007-A1 Class B1 3.004% due 07/25/35 (Ê)	105	—
Series 2007-A4 Class 3A3 5.290% due 06/25/37 (Ê)	2,126	1,924
Series 2007-S3 Class 1A74 6.000% due 08/25/37	1,882	1,648
Series 2007-S3 Class 1A8 6.000% due 08/25/37	7,420	6,489
Series 2007-S3 Class 1A96 6.000% due 08/25/37	143	125
Series 2007-S3 Class 1A97 6.000% due 08/25/37	296	261
JPMorgan Mortgage Trust 2005-A1
Series 2005-A1 Class 6T1 4.722% due 02/25/35 (Ê)	158	161
JPMorgan Mortgage Trust 2005-A4
Series 2005-A4 Class 1A1 5.264% due 07/25/35 (Ê)	1,159	1,198
LB-Commercial Mortgage Trust
Series 2007-C3 Class AJ 6.081% due 07/15/44	2,440	2,461
LB-UBS Commercial Mortgage Trust
Series 2003-C5 Class C 4.762% due 04/15/37	1,480	1,486
Series 2004-C7 Class A5 4.628% due 10/15/29	87	88
Series 2005-C1 Class A3 4.545% due 02/15/30	115	116
Series 2005-C2 Class AAB 5.007% due 04/15/30	207	211
Series 2005-C3 Class A5 4.739% due 07/15/30	100	107
Series 2005-C5 Class A4 4.954% due 09/15/30	1,505	1,622
Series 2005-C7 Class A4 5.197% due 11/15/30	1,230	1,336
Series 2006-C4 Class A4 6.062% due 06/15/38	160	182
Series 2006-C7 Class A3 5.347% due 11/15/38	1,850	2,103
Series 2007-C1 Class AJ 5.484% due 02/15/40	3,840	3,866
Series 2007-C1 Class AM 5.455% due 02/15/40	2,570	2,923
Series 2007-C2 Class A3 5.430% due 02/15/40	1,525	1,734
Series 2007-C7 Class AJ 6.479% due 09/15/45	4,830	4,663

	Principal Amount ($) or Shares	Fair Value $
Series 2008-C1 Class A2 6.325% due 04/15/41	850	1,023
Mastr Adjustable Rate Mortgages Trust
Series 2004-10 Class 2A2 3.133% due 10/25/34 (Ê)	6	3
Series 2005-1 Class B1 3.444% due 03/25/35 (Ê)	910	50
Series 2005-6 Class 7A1 5.301% due 06/25/35 (Ê)	315	308
Series 2006-2 Class 4A1 2.649% due 02/25/36 (Ê)	1,326	1,242
Series 2007-HF2 Class A1 0.510% due 09/25/37 (Ê)	5,895	4,978
Mastr Alternative Loans Trust
Series 2003-4 Class B1 5.844% due 06/25/33	930	819
Mastr Asset Securitization Trust
Series 2006-2 Class 1A10 6.000% due 06/25/36 (Ê)	3,960	3,932
Mastr Reperforming Loan Trust
Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	491	509
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	1,014	995
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 2000-TBC2 Class A1 0.679% due 06/15/30 (Ê)	395	391
Merrill Lynch Floating Trust
Series 2008-LAQA Class A1 0.738% due 07/09/21 (Ê)(Þ)	3,735	3,724
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10 Class A 0.410% due 02/25/36 (Ê)	503	450
Merrill Lynch Mortgage Trust
Series 2004-KEY2 Class A4 4.864% due 08/12/39	1,865	1,957
Series 2005-CIP1 Class A2 4.960% due 07/12/38	17	17
Series 2005-CIP1 Class AM 5.107% due 07/12/38	3,410	3,704
Series 2005-MCP1 Class A4 4.747% due 06/12/43	250	266
Series 2008-C1 Class A4 5.690% due 02/12/51	6,110	7,154
MLCC Mortgage Investors, Inc.
Series 2005-2 Class 3A 1.200% due 10/25/35 (Ê)	189	188
Series 2005-3 Class 5A 0.450% due 11/25/35 (Ê)	1,029	968
ML-CFC Commercial Mortgage Trust
Series 2007-6 Class A4 5.485% due 03/12/51	900	1,027
Series 2007-8 Class A3 6.131% due 08/12/49	700	823

266	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7 Class AS 3.214% due 02/15/46	2,260	2,316
Morgan Stanley Capital I
Series 2007-HQ11 Class A4 5.447% due 02/12/44	80	92
Morgan Stanley Capital I Trust
Series 2003-IQ6 Class C 5.277% due 12/15/41 (Þ)	3,299	3,406
Series 2003-T11 Class A4 5.150% due 06/13/41	1,019	1,020
Series 2007-IQ15 Class A2 6.054% due 06/11/49	2,370	2,413
Series 2007-IQ16 Class AM 6.298% due 12/12/49	6,907	8,196
Series 2008-T29 Class AM 6.452% due 01/11/43	4,950	6,004
Morgan Stanley Capital I, Inc.
Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	617	616
Series 2005-T19 Class A4A 4.890% due 06/12/47	8,666	9,361
Series 2006-IQ11 Class A4 5.852% due 10/15/42	415	461
Series 2006-T23 Class A4 5.995% due 08/12/41	6,678	7,605
Series 2007-IQ14 Class A4 5.692% due 04/15/49	3,099	3,564
Series 2007-IQ16 Class A4 5.809% due 12/12/49	3,100	3,647
Series 2011-C3 Class A2 3.224% due 07/15/49	1,885	2,019
Series 2011-C3 Class A4 4.118% due 07/15/49	1,105	1,250
Morgan Stanley Dean Witter Capital I Trust
Series 2001-TOP3 Class C 6.790% due 07/15/33	540	546
Morgan Stanley Reremic Trust
Series 2009-GG10 Class A4A 5.982% due 08/12/45 (Þ)	400	461
Motel 6 Trust
Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Þ)	3,810	3,847
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Þ)	2,500	2,525
Series 2012-MTL6 Class XA1 Interest Only STRIP 3.171% due 10/05/25 (Þ)	23,310	1,125
NCUA Guaranteed Notes
Series 2010-R1 Class 2A 1.840% due 10/07/20	6,802	6,887
Series 2010-R3 Class 3A 2.400% due 12/08/20	2,738	2,800
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-WF1 Class 2A2 4.786% due 03/25/35	439	448

	Principal Amount ($) or Shares	Fair Value $
NorthStar Mortgage Trust
Series 2012-1 Class A 1.400% due 08/25/29 (Ê)(Þ)	2,015	2,015
OBP Depositor LLC Trust
Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	3,340	3,896
ORES NPL LLC
Series 2012-LV1 Class A 4.000% due 09/25/44 (Þ)	1,259	1,259
Prime Mortgage Trust
Series 2004-CL1 Class 1A2 0.600% due 02/25/34 (Ê)	51	50
Series 2004-CL1 Class 2A2 0.600% due 02/25/19 (Ê)	3	2
Prudential Commercial Mortgage Trust
Series 2003-PWR1 Class D 4.775% due 02/11/36 (Þ)	38	38
Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	1,190	1,190
RALI Trust
Series 2005-QS14 Class 2A1 6.000% due 09/25/35	2,215	1,713
RAMP Trust
Series 2004-SL1 Class A3 7.000% due 11/25/31	3	3
Reperforming Loan REMIC Trust
Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	160	172
Residential Asset Securitization Trust
Series 2005-A14 Class A5 5.500% due 12/25/35	2,683	2,322
Series 2006-A11 Class 1A4 6.250% due 10/25/36	302	228
Series 2006-A9CB Class A6 6.000% due 09/25/36	2,396	1,555
RFMSI Series 2005-SA4 Trust
Series 2005-SA4 Class 1A21 3.275% due 09/25/35 (Ê)	3,813	3,133
RFMSI Trust
Series 2006-S10 Class 1A7 6.000% due 10/25/36	2,190	2,052
Series 2006-SA4 Class 2A1 3.834% due 11/25/36 (Ê)	536	462
RREF LLC
Series 2013-LT2 Class A 2.833% due 05/22/28 (Å)	1,651	1,652
S2 Hospitality LLC
Series 2012-LV1 Class A 4.500% due 04/15/25 (Þ)	990	990
SMA Issuer I LLC
Series 2012-LV1 Class A 3.500% due 08/20/25 (Þ)	1,732	1,740
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 Class 5A 5.500% due 12/25/34	156	152

Russell Strategic Bond Fund	267

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2004-20 Class 3A1 2.647% due 01/25/35 (Ê)	1,631	1,517
Series 2005-17 Class 3A1 2.648% due 08/25/35 (Ê)	35	33
Series 2006-5 Class 5A4 5.054% due 06/25/36 (Ê)	48	3
Structured Asset Mortgage Investments II Trust
Series 2005-AR5 Class A3 0.449% due 07/19/35 (Ê)	261	256
Series 2005-AR8 Class A1A 0.480% due 02/25/36 (Ê)	800	627
Series 2007-AR6 Class A1 1.677% due 08/25/47 (Ê)	10,404	8,446
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4 2.591% due 11/25/33 (Ê)	6,145	6,228
Structured Asset Securities Corp. Trust
Series 2005-6 Class B2 5.241% due 05/25/35	47	—
Suntrust Alternative Loan Trust
Series 2006-1F Class 3A 0.550% due 04/25/36 (Ê)	774	277
Thornburg Mortgage Securities Trust
Series 2004-3 Class A 0.940% due 09/25/44 (Ê)	6,046	5,805
Series 2007-1 Class A2B 5.800% due 03/25/37 (Ê)	2,581	2,415
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2 Class A4 3.525% due 05/10/63	940	1,013
Series 2013-C5 Class A4 3.185% due 03/10/46	1,525	1,596
VNO Mortgage Trust
Series 2012-6AVE Class A 2.996% due 11/15/30 (Å)	3,440	3,538
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17 Class A4 5.083% due 03/15/42	215	230
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	271
Series 2006-WL7A Class A2 0.320% due 09/15/21 (Ê)(Þ)	1,772	1,749
Series 2007-C30 Class A5 5.342% due 12/15/43	16,650	19,034
Series 2007-WHL8 Class A1 0.279% due 06/15/20 (Ê)(Þ)	1,643	1,622
Wachovia Bank Commercial Mortgage Trust Series 2005-C18
Series 2005-C18 Class A4 4.935% due 04/15/42	230	246
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
Series 2007-C33 Class AJ 6.122% due 02/15/51	4,730	4,813

	Principal Amount ($) or Shares	Fair Value $
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates
Series 2003-C9 Class B 5.109% due 12/15/35	471	482
WaMu Mortgage Pass Through Certificates
Series 2005-AR12 Class 1A4 2.450% due 10/25/35 (Ê)	10,980	10,524
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR9 Class 1A 1.577% due 08/25/42 (Ê)	120	115
Series 2004-AR1 Class A 2.568% due 03/25/34 (Ê)	100	101
Series 2004-AR8 Class A2 0.650% due 06/25/44 (Ê)	1,683	1,601
Series 2004-AR10 Class A1B 0.670% due 07/25/44 (Ê)	4,966	4,763
Series 2004-AR10 Class A3 0.800% due 07/25/44 (Ê)	1,597	1,512
Series 2005-AR1 Class A2A1 0.540% due 01/25/45 (Ê)	2,460	2,311
Series 2005-AR2 Class 2A21 0.530% due 01/25/45 (Ê)	3,928	3,695
Series 2005-AR2 Class 2A23 0.580% due 01/25/45 (Ê)	5,996	5,667
Series 2005-AR11 Class A1A 0.520% due 08/25/45 (Ê)	5,111	4,755
Series 2005-AR13 Class A1A1 0.490% due 10/25/45 (Ê)	196	184
Series 2005-AR15 Class A1A1 0.460% due 11/25/45 (Ê)	6,226	5,859
Series 2005-AR19 Class A1A2 0.490% due 12/25/45 (Ê)	10,097	9,425
Series 2006-AR5 Class A1A 1.167% due 06/25/46 (Ê)	3,772	3,278
Series 2006-AR7 Class 2A 1.157% due 07/25/46 (Ê)	2,192	1,771
Series 2006-AR7 Class 3A 2.499% due 07/25/46 (Ê)	8,605	8,205
Series 2006-AR9 Class 2A 2.499% due 08/25/46 (Ê)	4,489	4,287
Series 2006-AR12 Class 1A2 2.755% due 10/25/36 (Ê)	3,175	2,727
Series 2006-AR13 Class 1A 1.057% due 10/25/46 (Ê)	10,981	8,845
Series 2006-AR17 Class 1A1A 0.987% due 12/25/46 (Ê)	4,312	3,968
Series 2006-AR18 Class 3A1 4.536% due 01/25/37 (Ê)	2,308	2,072
Series 2006-AR18 Class 3A2 4.536% due 01/25/37 (Ê)	3,193	2,867
Series 2006-AR19 Class 2A 2.249% due 01/25/47 (Ê)	4,406	4,212
Series 2007-HY3 Class 4A1 2.654% due 03/25/37 (Ê)	3,760	3,522
Series 2007-HY5 Class 3A1 5.043% due 05/25/37 (Ê)	6,522	6,336

268	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-OA2 Class 1A 0.877% due 03/25/47 (Ê)	6,904	5,351
Series 2007-OA3 Class 2A 0.947% due 04/25/47 (Ê)	7,230	5,621
Series 2007-OA5 Class 1A 0.927% due 06/25/47 (Ê)	11,214	9,759
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-1 Class 4CB 6.500% due 02/25/36	10,742	7,199
Series 2006-AR7 Class A1A 1.098% due 09/25/46 (Ê)	12,046	6,921
Series 2006-AR9 Class 2A 1.018% due 11/25/46 (Ê)	11,356	7,035
Series 2007-HY2 Class 2A3 3.844% due 04/25/37 (Ê)	4,826	3,616
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class A3 2.918% due 10/15/45	1,500	1,541
Series 2012-LC5 Class D 4.939% due 10/15/45 (Þ)	245	244
Wells Fargo Mortgage Backed Securities Trust
Series 2004-AA Class A1 2.623% due 12/25/34 (Ê)	691	688
Series 2004-CC Class A1 2.619% due 01/25/35 (Ê)	1,088	1,085
Series 2005-18 Class 2A10 21.999% due 01/25/36 (Ê)	1,058	1,430
Series 2005-AR4 Class 2A2 2.727% due 04/25/35 (Ê)	3,084	3,138
Series 2005-AR7 Class 2A1 5.083% due 05/25/35 (Ê)	4,127	4,180
Series 2005-AR8 Class 2A1 2.735% due 06/25/35 (Ê)	453	458
Series 2005-AR11 Class 1A1 2.665% due 06/25/35 (Ê)	552	563
Series 2006-2 Class 2A3 5.500% due 03/25/36	1,082	1,068
Series 2006-6 Class 1A8 5.750% due 05/25/36	2,138	2,156
Series 2006-8 Class A15 6.000% due 07/25/36	4,369	4,375
Series 2006-11 Class A9 6.500% due 09/25/36	2,026	2,064
Series 2006-13 Class A5 6.000% due 10/25/36	1,322	1,377
Series 2006-AR1 Class 2A5 5.352% due 03/25/36 (Ê)	1,787	1,783
Series 2006-AR2 Class 2A1 2.640% due 03/25/36	3,814	3,845
Series 2006-AR2 Class 2A3 2.640% due 03/25/36 (Ê)	1,214	1,214
Series 2006-AR4 Class 1A1 5.761% due 04/25/36 (Ê)	4,120	3,851
Series 2006-AR10 Class 4A1 2.695% due 07/25/36 (Ê)	2,767	2,551

	Principal Amount ($) or Shares	Fair Value $
Series 2006-AR17 Class A1 2.630% due 10/25/36 (Ê)	7,649	7,085
Series 2007-2 Class 1A13 6.000% due 03/25/37	4,742	4,679
Series 2007-4 Class A15 6.000% due 04/25/37	1,924	1,868
Series 2007-4 Class A21 5.500% due 04/25/37	1,098	1,043
Series 2007-7 Class A38 6.000% due 06/25/37	724	714
Series 2007-8 Class 1A16 6.000% due 07/25/37	1,946	1,939
Series 2007-8 Class 2A2 6.000% due 07/25/37	3,847	3,804
Series 2007-10 Class 1A18 6.000% due 07/25/37	3,459	3,509
Series 2007-10 Class 1A5 6.000% due 07/25/37	4,589	4,655
Series 2007-11 Class A81 6.000% due 08/25/37	4,099	4,143
Series 2007-13 Class A7 6.000% due 09/25/37	818	795
Series 2007-AR5 Class A1 5.951% due 10/25/37 (Ê)	1,872	1,839
WF-RBS Commercial Mortgage Trust
Series 2011-C2 Class A4 4.869% due 02/15/44 (Þ)	350	412
Series 2011-C4 Class A4 4.902% due 06/15/44 (Þ)	485	572
Series 2011-C5 Class A4 3.667% due 11/15/44	5,140	5,642
Series 2012-C6 Class D 5.749% due 04/15/45 (Þ)	415	446
Series 2012-C8 Class A3 3.001% due 08/15/45	3,910	4,072
Series 2012-C10 Class A3 2.875% due 12/15/45	875	896
Series 2013-C11 Class A5 3.071% due 03/15/45	5,130	5,325
Series 2013-C12 Class A4 3.198% due 03/15/48	415	435

		2,767,664

Municipal Bonds - 1.8%
Brazos Higher Education Authority Revenue Bonds 0.584% due 12/26/24 (Ê)	1,506	1,401
Chicago Transit Authority Revenue Bonds
6.300% due 12/01/21	500	582
6.899% due 12/01/40	5,200	6,658
City of Chicago Illinois General Obligation Unlimited 5.000% due 12/01/24 (µ)	17,715	19,502
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	4,250	5,448

Russell Strategic Bond Fund	269

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	1,200	1,741
County of Cook Illinois General Obligation Unlimited 5.000% due 11/15/26 (µ)	15,000	16,374
East Baton Rouge Sewerage Commission Revenue Bonds 6.087% due 02/01/45	1,800	2,066
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	335	335
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	1,113
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds 6.731% due 07/01/43	100	129
Metropolitan Transportation Authority Revenue Bonds 5.000% due 11/15/26	2,000	2,429
Municipal Electric Authority of Georgia Revenue Bonds
6.637% due 04/01/57	4,755	5,711
7.055% due 04/01/57	4,445	5,189
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	3,105	4,560
New York City Water & Sewer System Revenue Bonds 5.375% due 06/15/43	5,075	5,954
New York Liberty Development Corp. Revenue Bonds 5.000% due 12/15/41	200	227
New York State Dormitory Authority Revenue Bonds
5.000% due 12/15/25	2,100	2,591
5.000% due 03/15/29	1,700	2,015
North Texas Tollway Authority Revenue Bonds 6.718% due 01/01/49	1,100	1,558
Port Authority of New York & New Jersey Revenue Bonds 4.458% due 10/01/62	4,175	4,361
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	122
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	15,190	17,721
San Diego Redevelopment Agency Tax Allocation 7.625% due 09/01/30	500	545
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,005	961

	Principal Amount ($) or Shares		Fair Value $
South Carolina Student Loan Corp. Revenue Bonds 0.407% due 12/01/20 (Ê)		4,500	4,465
State of California General Obligation Unlimited
5.700% due 11/01/21		920	1,125
6.650% due 03/01/22		4,415	5,673
7.500% due 04/01/34		800	1,151
7.950% due 03/01/36		3,200	4,077
7.550% due 04/01/39		3,248	4,857
7.625% due 03/01/40		2,300	3,444
State of Illinois General Obligation Unlimited
5.665% due 03/01/18		4,000	4,551
5.100% due 06/01/33		3,525	3,537
7.350% due 07/01/35		4,100	5,032
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)		4,200	4,209
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		2,325	2,031
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,340	1,422

			154,867

Non-US Bonds - 6.3%
AHML Finance, Ltd. 7.750% due 02/13/18 (Þ)	RUB	116,700	3,800
Asset-Backed European Securitisation Transaction Six PLC
Series 2011-6 Class A1 1.593% due 03/15/18 (Ê)	GBP	337	524
Australia Government Bond
Series 120 6.000% due 02/15/17	AUD	78,690	91,482
Brazil Notas do Tesouro Nacional
Series NTNF 10.000% due 01/01/17	BRL	11,000	5,854
Colombia Government International Bond
7.750% due 04/14/21	COP	21,360,000	14,639
9.850% due 06/28/27	COP	17,044,000	14,492
Eksportfinans ASA
Series 2 0.720% due 07/28/16	JPY	300,000	2,726
Granite Master Issuer PLC
Series 2007-1 Class 3A2 0.318% due 12/20/54 (Ê)	EUR	495	643
Housing Financing Fund
Series 2 3.750% due 04/15/34	ISK	376,433	3,595
Series 3 3.750% due 06/15/44	ISK	778,134	7,612
Ireland Government Bond
5.000% due 10/18/20	EUR	14,070	20,688
5.400% due 03/13/25	EUR	18,310	27,640

270	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Italy Buoni Poliennali Del Tesoro
4.750% due 09/15/16	EUR	1,400	1,999
4.750% due 06/01/17	EUR	8,200	11,714
4.000% due 09/01/20	EUR	7,470	10,281
Malaysia Government Bond
Series 0110 3.835% due 08/12/15	MYR	3,909	1,310
Series 0113 3.172% due 07/15/16	MYR	4,100	1,355
Series 0409 3.741% due 02/27/15	MYR	3,978	1,326
Series 1/06 4.262% due 09/15/16	MYR	13,211	4,516
Series 2/05 4.720% due 09/30/15 (Þ)	MYR	5,176	1,771
Mexican Bonos
Series M 20 7.500% due 06/03/27	MXN	197,060	20,715
Series M 30 10.000% due 11/20/36	MXN	146,900	19,765
Series M 8.000% due 06/11/20	MXN	193,240	19,474
6.500% due 06/10/21	MXN	50,000	4,695
7.750% due 05/29/31	MXN	41,100	4,455
New Zealand Government Bond
Series 1217 6.000% due 12/15/17	NZD	48,060	47,068
Series 521 6.000% due 05/15/21	NZD	12,780	13,274
Norway Government Bond
Series 472 4.250% due 05/19/17	NOK	150,870	29,209
Peru Government Bond 7.840% due 08/12/20	PEN	12,400	5,870
Peruvian Government International Bond
Series REGS 8.600% due 08/12/17	PEN	6,130	2,838
Poland Government Bond
Series 0417 4.750% due 04/25/17	PLN	91,350	31,104
Series 1019 5.500% due 10/25/19	PLN	88,360	32,209
Province of British Columbia 4.300% due 06/18/42	CAD	200	232
Province of Ontario Canada
4.300% due 03/08/17	CAD	200	219
4.200% due 06/02/20	CAD	400	450
4.000% due 06/02/21	CAD	4,700	5,238
3.150% due 06/02/22	CAD	14,100	14,742
4.600% due 06/02/39	CAD	900	1,069
Province of Quebec Canada
4.500% due 12/01/17	CAD	600	669
4.500% due 12/01/18	CAD	200	226
4.500% due 12/01/20	CAD	700	801
4.250% due 12/01/21	CAD	3,700	4,172
3.500% due 12/01/22	CAD	9,400	10,008

	Principal Amount ($) or Shares		Fair Value $
Queensland Treasury Corp.
Series 22 6.000% due 07/21/22	AUD	6,800	8,041
Silenus European Loan Conduit NO 25, Ltd.
Series 2007-25X Class A 0.376% due 05/15/19 (Ê)	EUR	104	130
Spain Government Bond
3.150% due 01/31/16	EUR	4,400	5,950
4.250% due 10/31/16	EUR	3,200	4,450
Sweden Government Bond
Series 1057 1.500% due 11/13/23	SEK	42,805	6,541
United Kingdom Gilt 4.000% due 03/07/22	GBP	2,000	3,745
1.750% due 09/07/22	GBP	1,440	2,252
Wood Street CLO 1 BV Series 2005-I Class A 0.602% due 11/22/21 (Ê)	EUR	1,488	1,914

			529,492

United States Government Agencies - 1.0%
Fannie Mae 5.000% due 02/13/17		1,400	1,635
5.000% due 05/11/17		100	118
5.375% due 06/12/17		2,900	3,462
Federal Home Loan Mortgage Corp. 0.500% due 09/14/15		7,725	7,727
1.000% due 03/08/17		5,100	5,184
1.000% due 06/29/17		4,000	4,056
1.000% due 09/29/17		1,300	1,316
0.875% due 03/07/18		300	301
1.250% due 08/01/19		1,200	1,207
1.250% due 10/02/19		29,700	29,828
2.375% due 01/13/22		5,000	5,257
Series 1 1.000% due 07/28/17		11,600	11,765
0.750% due 01/12/18		5,700	5,698
Federal National Mortgage Association 0.500% due 03/30/16		300	301
1.250% due 01/30/17		2,000	2,052
0.875% due 08/28/17		2,000	2,015
0.875% due 12/20/17		1,000	1,007
0.875% due 02/08/18		2,300	2,311
Freddie Mac 5.000% due 02/16/17		1,900	2,215

			87,455

United States Government Treasuries - 19.9%
United States Treasury Principal Only STRIP Zero coupon due 11/15/27		12,205	8,555
United States Treasury Inflation Indexed Bonds 2.000% due 07/15/14 (Æ)		5,061	5,278
0.125% due 04/15/16 (Æ)		14,700	15,400
0.125% due 04/15/17 (Æ)		55,744	59,350

Russell Strategic Bond Fund	271

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Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

0.125% due 04/15/18 (Æ)	18,063	19,472
2.125% due 01/15/19	1,297	1,567
1.875% due 07/15/19	1,631	1,979
1.375% due 01/15/20	1,395	1,650
1.250% due 07/15/20 (Æ)	1,703	2,022
1.125% due 01/15/21	424	499
0.625% due 07/15/21 (Æ)	1,030	1,176
0.125% due 01/15/22	513	558
0.125% due 07/15/22 (Æ)	6,157	6,715
2.375% due 01/15/25 (Æ)	8,250	11,098
2.375% due 01/15/27 (Æ)	45,462	62,706
1.750% due 01/15/28 (Æ)	443	572
3.625% due 04/15/28	861	1,364
2.500% due 01/15/29 (Æ)	2,486	3,530
3.875% due 04/15/29	1,694	2,795
2.125% due 02/15/41 (Æ)	10,069	14,731
0.625% due 02/15/43	1,817	1,899
United States Treasury Notes 0.250% due 09/30/14	35,000	35,034
0.375% due 11/15/14	18,930	18,985
2.125% due 11/30/14	25,000	25,765
0.250% due 02/15/15	29,500	29,522
0.250% due 05/15/15	276,095	276,246
0.250% due 04/15/16	2,220	2,216
0.875% due 04/30/17	40,525	41,142
0.625% due 05/31/17	24,840	24,962
0.750% due 06/30/17	62,470	63,056
0.500% due 07/31/17	29,700	29,651
0.625% due 09/30/17	29,000	29,070
0.750% due 10/31/17	198,255	199,726
0.750% due 12/31/17	83,445	83,967
0.875% due 01/31/18	6,700	6,776
3.500% due 02/15/18	20,795	23,622
0.750% due 02/28/18	38,600	38,802
0.750% due 03/31/18	59,095	59,354
0.625% due 04/30/18	26,130	26,063
1.500% due 08/31/18	5,585	5,807
1.000% due 06/30/19	30,300	30,442
1.000% due 08/31/19	6,400	6,415
1.000% due 09/30/19	8,900	8,912
1.250% due 10/31/19	1,000	1,017
1.000% due 11/30/19	20,200	20,186
1.125% due 12/31/19	4,100	4,125
1.375% due 01/31/20	20,700	21,140
1.250% due 02/29/20	7,000	7,083
1.125% due 03/31/20	31,970	32,045
1.125% due 04/30/20	11,200	11,211
2.000% due 02/15/22	1,900	1,980
1.750% due 05/15/22	1,800	1,832
1.625% due 08/15/22	42,000	42,121
1.625% due 11/15/22	23,435	23,402
2.000% due 02/15/23	35,670	36,712
6.250% due 08/15/23	4,915	7,048
3.125% due 11/15/41	11,345	11,930
3.125% due 02/15/42	14,575	15,313
3.000% due 05/15/42	52,590	53,847
2.750% due 08/15/42	68,940	66,947

	Principal Amount ($) or Shares		Fair Value $
2.750% due 11/15/42		16,520	16,024
3.125% due 02/15/43		6,570	6,883

			1,669,297

Total Long-Term Investments (cost $7,095,177)			7,388,607

Common Stocks - 0.1%
Financial Services - 0.0%
Escrow GM Corp. (Å)		420,000	—

Utilities - 0.1%
Dynegy, Inc. (Æ)		181,670	4,489

Total Common Stocks (cost $3,633)			4,489

Preferred Stocks - 0.0%
Financial Services - 0.0%
DG Funding Trust (Å)		479	3,498

Total Preferred Stocks (cost $5,070)			3,498

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD 2.650%/USD Three Month LIBOR Mar 2014 0.00 Put (2)		16,590	172
USD 4.500%/USD Three Month LIBOR Mar 2018 0.00 Put (2)		21,630	1,218
USD 4.500%/USD Three Month LIBOR Apr 2018 0.00 Put (1)		13,190	751
United States Treasury 30 Year Note Futures May 2013 150.00 Call (186)	USD	186	102

Total Options Purchased (cost $2,785)			2,243

	Principal Amount ($) or Shares

Short-Term Investments - 20.1%
Adam Aircraft Industries, Inc. Term Loan 15.130% due 05/23/13 (Å)		760	8
Ally Financial, Inc. 4.500% due 02/11/14		3,600	3,681
American Express Credit Corp. 5.875% due 05/02/13		6,900	6,900
American International Group, Inc. 4.250% due 05/15/13		10,300	10,313

272	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

AmeriCredit Automobile Receivables Trust
Series 2013-1 Class A1 0.240% due 02/10/14	2,345	2,345
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	5,000	5,063
ARI Fleet Lease Trust
Series 2013-A Class A1 0.260% due 04/15/14 (Þ)	3,205	3,205
Australia & New Zealand Banking Group, Ltd. 2.125% due 01/10/14 (Þ)	2,700	2,733
Banco do Brasil SA 1.000% due 03/27/14 (ž)	2,200	2,177
Banco Santander Brasil SA 3.100% due 10/01/13 (ž)	4,300	4,279
Banco Santander Brasil SA/Cayman Islands 2.380% due 03/18/14 (Ê)(Þ)	1,400	1,397
BMW Vehicle Lease Trust
Series 2013-1 Class A1 0.200% due 01/21/14	3,960	3,960
Brazil Notas do Tesouro Nacional
Series NTNF 10.000% due 01/01/14	6,874	3,585
Caterpillar, Inc. 0.459% due 05/21/13 (Ê)	4,900	4,901
Citigroup, Inc.
5.850% due 07/02/13	700	706
1.727% due 01/13/14 (Ê)	2,700	2,721
Credit Suisse NY 2.200% due 01/14/14	900	911
Credit Suisse USA, Inc. 5.500% due 08/15/13	380	385
Daimler Finance NA LLC 6.500% due 11/15/13	6,475	6,683
Daimler Finance North America LLC
1.000% due 10/03/13 (ž)	8,300	8,283
1.070% due 10/08/13 (ž)	20,300	20,258
Dexia Credit Local SA 0.756% due 04/29/14 (Ê)(Þ)	5,300	5,267
Electricite de France SA 5.500% due 01/26/14 (Å)	1,700	1,760
Enterprise Fleet Financing LLC
Series 2013-1 Class A1 0.260% due 03/20/14 (Þ)	4,600	4,600
Fannie Mae 5.000% due 05/13/13 (ç)	3,000	3,243
GE Equipment Transportation LLC
Series 2012-2 Class A1 0.260% due 10/24/13	1,266	1,266
Series 2013-1 Class A1 0.260% due 03/24/14	2,650	2,650
General Electric Capital Corp.
Series EMTN 0.419% due 03/20/14 (Ê)	2,000	1,999
Ginnie Mae I 11.000% due 07/15/13	—	—

	Principal Amount ($) or Shares		Fair Value $
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	6,900		6,911
Hewlett-Packard Co. 0.568% due 05/24/13 (Ê)	6,400		6,400
Honda Auto Receivables Owner Trust
Series 2011-3 Class A2 0.670% due 04/21/14	170		170
Series 2013-1 Class A1 0.200% due 01/21/14	4,390		4,390
HRPT Properties Trust 5.750% due 02/15/14	2,145		2,172
Hyundai Auto Lease Securitization
Series 2013-A Class A1 0.230% due 03/17/14 (Þ)	3,885		3,885
Hyundai Auto Receivables Trust
Series 2012-C Class A1 0.230% due 10/15/13	2,445		2,445
Series 2013-A Class A1 0.200% due 02/18/14	3,552		3,552
Itau Unibanco SA Zero coupon due 10/31/13 (ž)	1,400		1,390
JPMorgan Chase & Co. 0.465% due 09/26/13 (Ê)	300		395
Mexican Bonos
Series M 9.000% due 06/20/13	129,000		10,693
Mexico Cetes
Series BI Zero coupon due 08/08/13	18,000		147
Morgan Stanley
Series GMTN 2.792% due 05/14/13 (Ê)	1,100		1,101
National Australia Bank, Ltd.
5.350% due 06/12/13 (Þ)	6,725		6,762
New Jersey Economic Development Authority Revenue Bonds
1.280% due 06/15/13 (Ê)	3,900		3,902
Nordea Bank AB
2.125% due 01/14/14 (Å)	400		405
Quebecor World Capital Corp. (Ø)
6.125% due 11/15/13	1,955		—
Ralph Lauren Corp.
4.500% due 10/04/13	1,620		2,162
RBS Holdings USA, Inc.
0.351% due 08/20/13 (ž)	14,720		14,706
Russell U.S. Cash Management Fund	1,179,678,828	(¥)	1,179,679
Santander Drive Auto Receivables Trust
Series 2012-6 Class A1 0.300% due 10/15/13	2,110		2,110
Series 2013-1 Class A1 0.260% due 01/15/14	2,892		2,893
Series 2013-2 Class A1 0.260% due 03/17/14	6,165		6,165
SMART Trust
Series 2012-4US Class A1 0.290% due 10/14/13	323		322
Series 2013-1US Class A1 0.230% due 01/14/14	6,767		6,771

Russell Strategic Bond Fund	273

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Springleaf Finance Corp.
5.850% due 06/01/13	100	100
Series REGS 4.125% due 11/29/13	800	1,054
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/14 (Å)	1,200	1,210
Time Warner Cable, Inc.
6.200% due 07/01/13	5,900	5,953
UBS AG
Series FRN 1.276% due 01/28/14 (Ê)	582	586
UBS Finance (Delaware), LLC
0.230% due 06/21/13 (ç)(ž)	14,635	14,630
United States Treasury Bills
0.061% due 05/09/13 (ž)	195,030	195,027
0.073% due 05/23/13 (ç)(ž)	50	50
0.082% due 05/23/13	40	40
0.085% due 05/23/13	30	30
0.091% due 05/23/13	60	60
0.097% due 05/23/13	30	30
0.105% due 05/23/13	25	25
0.110% due 05/23/13	20	20
0.066% due 07/11/13 (ž)	2,100	2,100
0.073% due 08/22/13 (ž)	30	30
0.082% due 08/22/13	85	85
0.097% due 02/06/14 (ž)	610	609
0.106% due 02/06/14 (ž)	320	320
0.120% due 02/06/14	220	220
United States Treasury Inflation Indexed Bonds
2.000% due 01/15/14	6,017	6,136
1.250% due 04/15/14 (Æ)	5,253	5,358
United States Treasury Notes
0.250% due 01/31/14	46,300	46,343
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A1 0.200% due 03/20/14	11,640	11,640
Volvo Financial Equipment LLC
Series 2013-1A Class A1 0.260% due 04/15/14 (Þ)	7,998	7,998
Wachovia Corp.
5.500% due 05/01/13 (ç)	1,175	1,175
Westlake Automobile Receivables Trust
Series 2012-1A Class A1 0.426% due 09/16/13 (Þ)	573	573

Total Short-Term Investments (cost $1,688,311)		1,686,209

	Principal Amount ($) or Shares	Fair Value $
Repurchase Agreements - 3.2%
Agreement with BNP Paribas Securities Corporated and State Street Bank (Tri-Party) of $20,000 dated April 30, 2013 at 0.190% to be repurchased at $20,000 on May 1, 2013 collateralized by: $19,360 par various United States Government Agency Obligations, valued at $20,624.	20,000	20,000
Agreement with Deutsche Bank Securities Inc. and State Street Bank (Tri-Party) of $30,892 dated April 30, 2013 at 0.160% to be repurchased at $30,892 on May 1, 2013 collateralized by: $30,222 par various United States Treasury Obligations, valued at $30,996.	30,892	30,892
Agreement with Deutsche Bank Securities Inc. and State Street Bank (Tri-Party) of $51,108 dated April 30, 2013 at 0.160% to be repurchased at $51,108 on May 1, 2013 collateralized by: $50,000 par various United States Treasury Obligations, valued at $51,281.	51,108	51,108
Agreement with J.P. Morgan Chase Bank and State Street Bank (Tri-Party) of $100,000 dated April 30, 2013 at 0.170% to be repurchased at $100,00 on May 1, 2013 collateralized by: $102,171 par various United States Treasury Obligations, valued at $101,999.	100,000	100,000
Agreement with J.P. Morgan Chase Bank and State Street Bank (Tri-Party) of $22,700 dated April 30, 2013 at 0.180% to be repurchased at $22,700 on May 1, 2013 collateralized by: $23,053 par various United States Treasury Obligations, valued at $23,127.	22,700	22,700
Agreement with J.P. Morgan Securities, Inc. and State Street Bank (Tri-Party) of $23,500 dated April 30, 2013 at 0.170% to be repurchased at $23,500 on May 2, 2013 collateralized by: $22,895 par various United States Treasury Obligations, valued at $23,796.	23,500	23,500
Agreement with J.P. Morgan Securities, Inc. and State Street Bank (Tri-Party) of $12,800 dated April 29, 2013 at 0.170% to be repurchased at $12,800 on May 1, 2013 collateralized by: $12,378 par various United States Treasury Obligations, valued at $12,984.	12,800	12,800

274	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $11,100 dated April 30, 2013 at 0.180% to be repurchased at $11,100 on May 1, 2013 collateralized by: $11,542 par various United States Treasury Obligations, valued at $11,228.	11,100	11,100

Total Repurchase Agreements (cost $272,100)		272,100

Total Investments - 111.4% (identified cost $9,067,076)		9,357,146

Other Assets and Liabilities, Net - (11.4%)		(959,828)

Net Assets - 100.0%		8,397,318

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	275

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.6%
Adam Aircraft Industries, Inc. Term Loan	05/22/07	760,489	96.83	736	8
ARL First LLC	12/06/12	2,518,000	99.92	2,516	2,662
Barrick Gold Corp.	04/29/13	8,330,000	99.80	8,313	8,347
Barrick Gold Corp.	04/29/13	4,095,000	99.87	4,090	4,115
Barrick NA Finance LLC	04/29/13	3,300,000	99.92	3,297	3,313
Brazil Minas SPE via State of Minas Gerais	03/22/13	5,650,000	109.15	6,167	6,396
CCG Receivables Truste	04/17/13	3,580,000	100.00	3,580	3,582
Chatham Light CLO, Ltd.	11/25/09	2,781,150	93.40	2,598	2,745
DG Funding Trust	11/04/03	479	10,585.30	5,070	3,498
Electricite de France SA	01/21/09	1,700,000	99.93	1,699	1,760
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	29,046	25.22	7	7
Fannie Mae	02/12/01	28,631	15.32	4	5
Fannie Mae	08/14/02	14,420	14.22	2	2
Fannie Mae	04/27/10	44,475	15.66	7	7
Fannie Mae REMICS	09/15/00	38,953	26.45	10	10
Fannie Mae REMICS	04/02/03	687,619	17.82	123	123
Fannie Mae REMICS	05/28/03	130,593	19.82	26	26
Fannie Mae REMICS	01/07/04	126,984	14.65	19	19
Fannie Mae REMICS	04/25/05	104,178	14.92	16	16
Fannie Mae REMICS	04/25/05	152,933	15.58	24	24
Fannie Mae REMICS	04/25/05	148,494	16.16	24	24
Freddie Mac REMICS	06/11/03	23,154	15.62	4	4
Freddie Mac REMICS	03/05/04	169,410	20.94	35	35
Freddie Mac REMICS	04/22/05	740,456	22.31	165	165
Freddie Mac Strips	12/12/00	25,817	15.44	4	4
Freddie Mac Strips	05/29/03	82,098	16.38	13	13
Freddie Mac Strips	08/19/03	86,060	21.59	19	19
Freddie Mac Strips	02/13/04	73,629	15.72	12	12
Freeport-McMoRan Copper & Gold, Inc.	04/11/13	3,500,000	101.32	3,546	3,522
Government National Mortgage Association	05/14/12	52,277,271	7.00	3,658	3,657
Government National Mortgage Association	07/31/12	38,881,426	7.58	2,949	2,948
Government National Mortgage Association	08/22/12	11,672,298	9.10	1,063	1,062
Government National Mortgage Association	09/20/12	43,538,247	7.73	3,365	3,364
GS Mortgage Securities Corp. II	02/05/13	4,110,000	100.00	4,110	4,129
Mallinckrodt International Finance SA	04/08/13	8,760,000	101.20	8,865	9,023
Mallinckrodt International Finance SA	04/08/13	1,715,000	99.98	1,715	1,739
Neptune Finance CCS, Ltd.	10/12/12	4,150,000	98.24	4,077	4,136
Nordea Bank AB	01/11/11	400,000	99.96	400	405
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.80	7,113	7,920
Prestige Auto Receivables Trust	04/03/13	3,485,000	99.99	3,485	3,487
RESI Finance, LP	02/26/08	950,974	83.43	794	740
RESI Finance, LP	02/26/08	817,838	84.40	690	659
Resix Finance, Ltd. Credit-Linked Notes	01/15/08	950,974	73.29	697	409
RREF LLC	03/20/13	1,651,317	100.00	1,651	1,652
Scholar Funding Trust	09/19/12	3,500,000	96.63	3,382	3,374
SLM Student Loan Trust	04/25/13	12,420,000	99.98	12,418	12,418
Sumitomo Mitsui Banking Corp.	01/06/11	1,200,000	99.97	1,200	1,210
SunTrust Student Loan Trust	02/24/12	5,000,000	85.92	4,296	4,340
Trinity Rail Leasing, LP	12/12/12	5,890,000	100.95	5,946	6,030
Trip Rail Master Funding LLC	08/30/12	4,928,000	115.31	5,683	6,000
VNO Mortgage Trust	12/18/12	3,440,000	103.16	3,549	3,538
Westpac Banking Corp.	08/12/10	9,600,000	102.34	9,824	10,001

					132,704

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

276	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Australia Government 10 Year Treasury Bond Futures (SFE) (Australia)	223	AUD	27,857	06/13	888
Australia Government 3 Year Treasury Bond Futures (SFE) (Australia)	69	AUD	7,583	06/13	4
Canada Government 10 Year Bond Futures (Canada)	5	CAD	684	06/13	20
Euribor Futures (Germany)	21	EUR	5,232	12/14	2
Eurodollar Futures (CME)	13	USD	3,241	09/13	3
Eurodollar Futures (CME)	17	USD	4,237	12/13	5
Eurodollar Futures (CME)	577	USD	143,615	12/14	64
Eurodollar Futures (CME)	46	USD	11,443	03/15	13
Eurodollar Futures (CME)	604	USD	150,147	06/15	479
Eurodollar Futures (CME)	71	USD	17,635	09/15	76
Eurodollar Futures (CME)	543	USD	134,725	12/15	158
Eurodollar Futures (CME)	216	USD	53,527	03/16	72
Eurodollar Futures (CME)	19	USD	4,702	06/16	7
Eurodollar Futures (CME)	13	USD	3,212	09/16	5
Three Month Euribor Interest Rate Futures (Germany)	17	EUR	4,234	03/15	9
Three Month Euribor Interest Rate Futures (Germany)	18	EUR	4,481	06/15	11
United States Treasury 30 Year Bond Futures	994	USD	147,485	06/13	3,439
United States Treasury 2 Year Note Futures	338	USD	74,571	06/13	64
United States Treasury 5 Year Note Futures	1,456	USD	181,477	06/13	834
United States Treasury 10 Year Note Futures	2,393	USD	319,129	06/13	3,888
United States Treasury Ultra Long-Term Bond Futures	121	USD	19,886	06/13	659

Short Positions
Canada Government 10 Year Bond Futures (Canada)	219	CAD	29,946	06/13	(938)
EURO OAT Futures (Germany)	224	EUR	31,313	06/13	(1,680)
Euro-Bobl Futures (Germany)	652	EUR	82,628	06/13	(308)
Euro-BTP Italian Goverment Bond Futures (Italy)	29	EUR	3,363	06/13	(256)
Euro-Bund Futures (Germany)	209	EUR	30,635	06/13	(75)
Euro-Buxl 30 Year Bond Futures (Germany)	87	EUR	12,060	06/13	(253)
Eurodollar Futures (CME)	560	USD	138,943	12/15	(86)
Japan Government 10 Year Bond Futures (TSE) (Japan)	18	JPY	2,601,540	06/13	82
Japan Government mini-10 Year Bond Futures (TSE) (Japan)	5	JPY	72,305	06/13	5
United Kingdom Long Gilt Bond Futures (United Kingdom)	708	GBP	84,967	06/13	(3,875)
United States Treasury 2 Year Note Futures	572	USD	126,198	06/13	(114)
United States Treasury 5 Year Note Futures	723	USD	90,115	06/13	(637)
United States Treasury 10 Year Note Futures	1,946	USD	259,517	06/13	(2,195)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					370

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	277

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Cross Currency Options USD/JPY	Put	1	95.00	USD	3,300	07/05/13	(32)
Inflationary Floor Options	Call	1	0.00	USD	8,490	11/23/20	(22)
Inflationary Floor Options	Put	1	0.00	USD	1,300	03/10/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	3,600	03/12/20	(6)
Inflationary Floor Options	Put	1	0.00	USD	8,800	04/07/20	(14)
Inflationary Floor Options	Put	1	0.00	USD	3,300	09/29/20	(3)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		10,700	03/12/14	(25)
USD Three Month LIBOR/USD 0.750%	Call	2	0.00		26,000	09/03/13	(25)
USD Three Month LIBOR/USD 1.800%	Call	7	0.00		60,000	07/29/13	(336)
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		10,700	03/12/14	(10)
USD 1.150%/USD Three Month LIBOR	Put	3	0.00		12,800	07/24/13	—
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		17,100	07/11/13	—
USD 1.250%/USD Three Month LIBOR	Put	2	0.00		26,000	09/03/13	(43)
USD 1.400%/USD Three Month LIBOR	Put	2	0.00		45,200	09/03/13	(43)
USD 1.700%/USD Three Month LIBOR	Put	2	0.00		3,200	07/24/13	—
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		21,600	05/30/13	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		24,700	05/28/13	—
USD 2.650%/USD Three Month LIBOR	Put	7	0.00		60,000	07/29/13	(31)

Total Liability for Options Written (premiums received $1,503)							(592)

Transactions in options written contracts for the period ended April 30, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	929	$2,820
Opened	316	1,321
Closed	(125)	(1,481)
Expired	(1,080)	(1,157)

Outstanding April 30, 2013	40	$1,503

See accompanying notes which are an integral part of the financial statements.

278	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	530	RUB	18,040	05/08/13	49
Bank of America	AUD	4,610	USD	4,729	05/16/13	(46)
Bank of America	AUD	7,960	USD	8,176	05/21/13	(64)
Bank of America	CAD	5,080	USD	4,976	05/16/13	(64)
Bank of America	EUR	26,935	USD	35,263	05/16/13	(212)
Bank of America	NOK	81,116	USD	14,125	05/16/13	65
Barclays Bank PLC	USD	2,077	EUR	1,590	05/02/13	17
Barclays Bank PLC	USD	78	EUR	60	05/31/13	1
Barclays Bank PLC	USD	4,744	MXN	58,079	05/21/13	32
Barclays Bank PLC	USD	200	MYR	608	07/15/13	(1)
Barclays Bank PLC	USD	200	MYR	609	07/15/13	(1)
Barclays Bank PLC	USD	200	MYR	610	07/15/13	(1)
Barclays Bank PLC	USD	39,549	SGD	48,900	05/16/13	152
Barclays Bank PLC	AUD	11,978	USD	12,301	05/16/13	(104)
Barclays Bank PLC	CAD	4,492	USD	4,374	05/31/13	(82)
Barclays Bank PLC	EUR	391	USD	508	05/31/13	(7)
Barclays Bank PLC	JPY	168,894	USD	1,700	05/02/13	(32)
Barclays Bank PLC	KRW	4,080,744	USD	3,639	05/31/13	(63)
Barclays Bank PLC	RUB	49,700	USD	1,452	05/08/13	(144)
BNP Paribas SA	USD	97,464	EUR	75,001	05/02/13	1,309
BNP Paribas SA	USD	2,160	EUR	1,640	05/31/13	—
BNP Paribas SA	USD	25,447	EUR	19,570	06/04/13	331
BNP Paribas SA	USD	1,724	JPY	168,900	05/02/13	9
BNP Paribas SA	USD	92	MXN	1,116	06/27/13	—
BNP Paribas SA	COP	920,000	USD	498	05/31/13	(5)
BNP Paribas SA	EUR	75,001	USD	97,485	06/04/13	(1,308)
BNP Paribas SA	HUF	18,800	USD	81	05/31/13	(1)
BNP Paribas SA	JPY	168,900	USD	1,724	07/18/13	(9)
BNP Paribas SA	MXN	1,116	USD	92	05/03/13	—
Citibank	USD	855	EUR	655	05/31/13	8
Citibank	USD	1,511	EUR	1,147	05/31/13	—
Citibank	USD	2,157	GBP	1,400	05/31/13	17
Citibank	CAD	37,444	USD	36,375	06/20/13	(750)
Citibank	EUR	328	USD	428	05/31/13	(4)
Citibank	JPY	83,680	USD	855	05/31/13	(3)
Citibank	SGD	32,503	USD	26,349	05/16/13	(39)
Commonwealth Bank of Australia	USD	226	NZD	269	05/31/13	5
Commonwealth Bank of Australia	AUD	415	USD	425	05/31/13	(5)
Credit Suisse First Boston	USD	7,808	BRL	15,470	06/04/13	(104)
Credit Suisse First Boston	USD	12,708	EUR	9,800	05/16/13	199
Credit Suisse First Boston	USD	1,423	EUR	1,090	06/04/13	13
Credit Suisse First Boston	USD	2,732	EUR	2,100	06/04/13	34
Credit Suisse First Boston	USD	100	MYR	305	07/15/13	—
Credit Suisse First Boston	USD	408	RUB	13,710	05/08/13	32
Credit Suisse First Boston	USD	531	RUB	17,950	05/08/13	45
Credit Suisse First Boston	CHF	820	USD	876	05/31/13	(6)
Credit Suisse First Boston	ZAR	1,150	USD	123	05/31/13	(5)
Deutsche Bank AG	USD	26,567	EUR	20,339	05/16/13	221
Deutsche Bank AG	USD	1,511	EUR	1,148	05/31/13	1
Deutsche Bank AG	USD	2,154	EUR	1,633	05/31/13	(3)
Deutsche Bank AG	USD	838	MXN	10,383	06/27/13	14
Deutsche Bank AG	USD	8,227	MXN	100,983	06/27/13	52
Deutsche Bank AG	USD	828	SEK	5,467	05/31/13	15

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	279

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	EUR	1,399	USD	1,795	05/02/13	(47)
Deutsche Bank AG	EUR	655	USD	855	05/31/13	(8)
Deutsche Bank AG	GBP	296	USD	458	05/31/13	(2)
Deutsche Bank AG	MXN	1,780	USD	143	08/08/13	(2)
Deutsche Bank AG	NOK	15,660	USD	2,650	05/16/13	(64)
Deutsche Bank AG	SGD	16,309	USD	13,220	05/16/13	(21)
Goldman Sachs	USD	2,150	EUR	1,632	05/31/13	—
Goldman Sachs	USD	12,400	JPY	1,208,809	05/16/13	1
Goldman Sachs	USD	10,010	MXN	121,700	05/02/13	13
Goldman Sachs	EUR	33,174	USD	43,432	05/16/13	(260)
Goldman Sachs	MXN	12,387	USD	956	06/20/13	(61)
Goldman Sachs	MXN	121,700	USD	9,969	06/20/13	(14)
Goldman Sachs	NOK	71,051	USD	12,392	05/16/13	77
HSBC Bank PLC	USD	4,711	MXN	60,770	06/27/13	271
HSBC Bank PLC	EUR	73,892	USD	95,046	05/02/13	(2,266)
HSBC Bank PLC	EUR	1,590	USD	2,072	05/21/13	(22)
HSBC Bank PLC	GBP	2,380	USD	3,628	05/21/13	(69)
HSBC Bank PLC	JPY	1,842,211	USD	18,802	05/21/13	(97)
JPMorgan Chase Bank	USD	2,417	AUD	2,362	07/30/13	16
JPMorgan Chase Bank	USD	30,307	CHF	28,557	07/30/13	435
JPMorgan Chase Bank	USD	868	EUR	660	05/31/13	1
JPMorgan Chase Bank	USD	1,287	EUR	988	06/04/13	14
JPMorgan Chase Bank	USD	3,647	EUR	2,795	07/30/13	36
JPMorgan Chase Bank	USD	54,766	GBP	35,370	07/30/13	147
JPMorgan Chase Bank	USD	879	INR	47,983	05/31/13	7
JPMorgan Chase Bank	USD	2,165	KRW	2,389,630	05/31/13	3
JPMorgan Chase Bank	USD	21,066	KRW	23,754,498	07/30/13	434
JPMorgan Chase Bank	USD	1,300	MXN	16,137	06/27/13	23
JPMorgan Chase Bank	USD	45,224	MYR	138,210	07/30/13	(80)
JPMorgan Chase Bank	USD	28,945	NOK	170,121	07/30/13	460
JPMorgan Chase Bank	USD	912	NZD	1,073	07/30/13	2
JPMorgan Chase Bank	USD	1,360	PLN	4,339	07/30/13	6
JPMorgan Chase Bank	USD	60,296	SEK	396,947	07/30/13	834
JPMorgan Chase Bank	USD	26,017	ZAR	240,016	07/30/13	418
JPMorgan Chase Bank	AUD	178,202	USD	182,579	07/30/13	(961)
JPMorgan Chase Bank	BRL	48,996	USD	23,998	07/30/13	(194)
JPMorgan Chase Bank	CAD	11,468	USD	11,240	07/30/13	(119)
JPMorgan Chase Bank	CHF	815	USD	877	05/31/13	—
JPMorgan Chase Bank	CLP	8,684,945	USD	17,918	07/30/13	(308)
JPMorgan Chase Bank	COP	52,864,997	USD	28,453	07/30/13	(304)
JPMorgan Chase Bank	CZK	456,039	USD	23,065	07/30/13	(230)
JPMorgan Chase Bank	EUR	100	USD	131	05/02/13	(1)
JPMorgan Chase Bank	EUR	73,955	USD	96,300	07/30/13	(1,153)
JPMorgan Chase Bank	IDR	387,080,000	USD	39,498	07/30/13	129
JPMorgan Chase Bank	JPY	569,878	USD	5,824	05/15/13	(22)
JPMorgan Chase Bank	JPY	41,840	USD	427	05/31/13	(2)
JPMorgan Chase Bank	MXN	74,730	USD	6,096	07/30/13	(14)
JPMorgan Chase Bank	MYR	4,116	USD	1,348	07/30/13	3
JPMorgan Chase Bank	MYR	4,116	USD	1,350	07/30/13	6
JPMorgan Chase Bank	MYR	4,266	USD	1,388	07/30/13	(6)
JPMorgan Chase Bank	MYR	8,545	USD	2,800	07/30/13	9
JPMorgan Chase Bank	MYR	8,576	USD	2,809	07/30/13	7
JPMorgan Chase Bank	NZD	1,073	USD	918	05/01/13	(2)

See accompanying notes which are an integral part of the financial statements.

280	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	NZD	145,117	USD	122,945	07/30/13	(685)
JPMorgan Chase Bank	PEN	61,899	USD	23,776	07/31/13	466
JPMorgan Chase Bank	PLN	4,339	USD	1,368	05/02/13	(6)
JPMorgan Chase Bank	PLN	135,079	USD	42,002	07/30/13	(501)
JPMorgan Chase Bank	RUB	15,870	USD	498	05/31/13	(10)
JPMorgan Chase Bank	RUB	525,820	USD	16,340	07/30/13	(312)
JPMorgan Chase Bank	SGD	1,262	USD	1,017	05/31/13	(8)
JPMorgan Chase Bank	SGD	59,397	USD	48,011	07/30/13	(215)
JPMorgan Chase Bank	TRY	31,318	USD	17,246	07/30/13	(67)
JPMorgan Chase Bank	TWD	11,530	USD	387	05/31/13	(4)
Morgan Stanley & Co., Inc.	USD	62	NOK	368	05/31/13	1
Morgan Stanley & Co., Inc.	EUR	810	USD	1,059	05/02/13	(7)
Morgan Stanley & Co., Inc.	JPY	49,700	USD	508	07/18/13	(2)
National Australia Bank Limited	USD	2,993	JPY	297,482	05/31/13	59
National Australia Bank Limited	AUD	415	USD	424	05/31/13	(5)
Royal Bank of Canada	USD	3,024	MXN	37,295	05/31/13	40
Royal Bank of Canada (UK)	USD	25,947	CAD	26,353	05/16/13	202
Royal Bank of Scotland PLC	USD	1,130	CAD	1,160	05/21/13	20
Royal Bank of Scotland PLC	AUD	8,040	USD	8,247	05/16/13	(79)
Royal Bank of Scotland PLC	EUR	390	USD	508	05/02/13	(6)
Royal Bank of Scotland PLC	GBP	700	USD	1,052	06/12/13	(35)
Royal Bank of Scotland PLC	GBP	4,374	USD	6,613	06/12/13	(179)
Skandinaviska Enskilda Bank	CAD	21,961	USD	21,514	05/16/13	(278)
Skandinaviska Enskilda Bank	NOK	61,837	USD	10,466	05/16/13	(252)
Standard Chartered Bank	USD	340	BRL	680	05/03/13	—
Standard Chartered Bank	USD	341	JPY	33,800	05/31/13	6
Standard Chartered Bank	BRL	680	USD	338	05/03/13	(1)
State Street Bank & Trust Co.	USD	162	SGD	200	05/02/13	—
UBS AG	USD	608	AUD	590	05/16/13	3
UBS AG	USD	433	BRL	865	05/03/13	—
UBS AG	USD	681	BRL	1,355	05/03/13	(3)
UBS AG	USD	2,175	CAD	2,193	05/31/13	1
UBS AG	USD	1,894	EUR	1,456	05/16/13	24
UBS AG	USD	1,721	NOK	10,123	05/16/13	34
UBS AG	USD	499	TWD	14,715	05/31/13	—
UBS AG	BRL	675	USD	335	05/03/13	(3)
UBS AG	BRL	865	USD	429	05/03/13	(4)
UBS AG	BRL	865	USD	431	06/04/13	—
UBS AG	GBP	2,497	USD	3,808	05/31/13	(70)
UBS AG	SEK	73,161	USD	11,061	05/31/13	(220)
Westpac Banking Corp.	AUD	2,788	USD	2,851	05/31/13	(33)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(5,548)

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	51,373	1 Month LIBOR minus 0.100%	05/31/13	(6)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	126,552	1 Month LIBOR plus 0.165%	09/01/13	(40)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	116,428	1 Month LIBOR plus 0.140%	09/01/13	(35)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	281

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	61,757	1 Month LIBOR plus 0.200%	09/01/13	(22)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	75,827	1 Month LIBOR plus 0.149%	09/30/13	(25)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	27,244	1 Month LIBOR plus 0.100%	10/31/13	(8)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	303,485	1 Month LIBOR plus 0.080%	11/01/13	(76)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	234,736	1 Month LIBOR plus 0.080%	11/30/13	(64)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	99,345	1 Month LIBOR plus 0.120%	03/01/14	(2)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	21,229	1 Month LIBOR plus 0.120%	03/01/14	(6)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	35,562	1 Month LIBOR plus 0.143%	03/01/14	(11)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	14,153	1 Month LIBOR plus 0.120%	03/01/14	(4)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $ - (å)						(299)

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	BRL	1,500	8.860%	Brazil Interbank Deposit Rate	01/02/17	11
Bank of America	JPY	244,000	Six Month LIBOR	2.652%	03/08/43	(34)
Bank of America	JPY	41,200	Six Month LIBOR	2.550%	04/30/43	1
Barclays Bank	MXN	54,800	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	176
Barclays Bank	MXN	25,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	80
Barclays Bank	MXN	11,000	5.750%	Mexico Interbank 28 Day Deposit Rate	09/02/22	45
Barclays Bank	GBP	1,550	Six Month LIBOR	1.877%	11/08/22	(48)
Barclays Bank	USD	17,000	3.145%	Three Month LIBOR	03/15/26	522
Barclays Bank	USD	3,845	Three Month LIBOR	2.481%	11/15/27	(47)
Barclays Bank	USD	3,860	Three Month LIBOR	2.417%	11/15/27	(10)
Barclays Bank	JPY	65,400	Six Month LIBOR	2.548%	04/30/43	12
Barclays Bank	USD	7,600	Three Month LIBOR	3.490%	03/15/46	(442)
Citibank	USD	7,680	Three Month LIBOR	2.714%	08/15/42	102
Citigroupglobal Markets	USD	28,300	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	156
Credit Suisse	JPY	216,000	Six Month LIBOR	0.820%	02/18/23	(22)
Deutsche Bank	USD	21,800	Three Month LIBOR	0.539%	02/05/15	(38)
Deutsche Bank	USD	41,800	Three Month LIBOR	0.505%	02/05/15	(59)
Deutsche Bank	USD	42,200	Three Month LIBOR	0.400%	03/20/15	(68)
Deutsche Bank	JPY	216,000	Six Month LIBOR	0.816%	02/18/23	(21)
Goldman Sachs	USD	20,000	Three Month LIBOR	0.536%	02/05/15	(34)
Goldman Sachs	BRL	1,100	9.095%	Brazil Interbank Deposit Rate	01/02/17	7
Goldman Sachs	USD	17,900	2.804%	Three Month LIBOR	04/09/26	(8)
Goldman Sachs	JPY	58,400	Six Month LIBOR	2.540%	04/30/43	(1)
Goldman Sachs	USD	2,175	Three Month LIBOR	3.000%	06/19/43	(78)
Goldman Sachs	USD	8,060	Three Month LIBOR	3.125%	04/09/46	112
HSBC	MXN	4,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	13
HSBC	MXN	5,300	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	13
JPMorgan	HKD	234,000	Three Month LIBOR	1.85%	10/25/19	(120)
JPMorgan	SGD	37,000	Singapore Swap Offer Rate	1.315%	10/30/19	(477)
Morgan Stanley	MXN	5,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	18
Morgan Stanley	MXN	163,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	513
Morgan Stanley	MXN	5,100	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	39
Morgan Stanley	MXN	7,600	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	18
Morgan Stanley	USD	40,000	Three Month LIBOR	2.750%	06/19/43	704
UBS	USD	129,000	1.500%	Three Month LIBOR	03/18/16	1,128

See accompanying notes which are an integral part of the financial statements.

282	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

UBS	BRL	600	8.900%	Brazil Interbank Deposit Rate	01/02/17	8
UBS	MXN	6,000	5.750%	Mexico Interbank 28 Day Deposit Rate	09/02/22	24

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $3,183 (å)						2,195

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Berkshire Hathaway, Inc.	Barclays Bank	0.154%	USD	600	1.000%	12/20/13	4
Citigroup	Deutsche Bank	0.295%	USD	700	1.000%	09/20/14	8
GE Capital Corp.	Citibank	0.192%	USD	600	4.800%	12/20/13	21
Morgan Stanley	Credit Suisse	0.250%	USD	2,100	1.000%	06/20/13	5
Morgan Stanley	Deutsche Bank	0.250%	USD	1,100	1.000%	06/20/13	3

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($14)							41

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

CMBX AJ Index	Bank of America	USD	460	0.500%	05/11/63	(11)
CMBX AJ Index	Bank of America	USD	305	0.500%	05/11/63	(8)
CMBX AJ Index	Citibank	USD	3,500	0.350%	02/17/51	(65)
CMBX AJ Index	Credit Suisse	USD	820	3.000%	05/11/63	(15)
CMBX AJ Index	Morgan Stanley	USD	10,700	0.070%	03/15/49	(147)
CMBX AJ Index	Royal Bank of Scotland	USD	560	0.500%	05/11/63	(14)
Dow Jones CDX Index	Barclays Bank	USD	5,400	5.000%	06/20/15	324
Dow Jones CDX Index	Credit Suisse	USD	500	5.000%	06/20/15	30
Dow Jones CDX Index	Deutsche Bank	USD	1,300	5.000%	06/20/15	78
Dow Jones CDX Index	Dow Jones CDX Index	USD	1,736	0.463%	06/20/13	2
Dow Jones CDX Index	Dow Jones CDX Index	USD	1,350	0.530%	06/20/13	2
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%	06/20/15	12
Dow Jones CDX Index	HSBC	USD	3,600	5.000%	06/20/15	216
Dow Jones CDX Index	JPMorgan	USD	1,447	0.553%	12/20/17	28
Dow Jones CDX Index	Morgan Stanley	USD	6,200	5.000%	06/20/15	372
Dow Jones CDX Index	Pershing LLC 1st Rebublic P.B. CNS	USD	579	0.548%	12/20/17	11

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $330						815

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	UBS	0.310%	USD	4,000	1.190%	08/20/13	20
Brazil Government International Bond	Barclays Bank	0.604%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	Deutsche Bank	0.604%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	Deutsche Bank	0.604%	USD	1,300	1.000%	06/20/15	13

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	283

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Goldman Sachs	0.604%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	Morgan Stanley	0.604%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	Bank of America	0.654%	USD	1,800	1.000%	09/20/15	18
Brazil Government International Bond	Citibank	0.654%	USD	1,000	1.000%	09/20/15	10
Brazil Government International Bond	HSBC	0.654%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	JPMorgan	0.654%	USD	1,000	1.000%	09/20/15	10
Brazil Government International Bond	UBS	0.654%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	Barclays Bank	0.728%	USD	1,400	1.000%	03/20/16	14
Brazil Government International Bond	Citibank	0.756%	USD	9,400	1.000%	06/20/16	90
Brazil Government International Bond	Credit Suisse	0.756%	USD	6,500	1.000%	06/20/16	62
Brazil Government International Bond	Deutsche Bank	0.756%	USD	1,800	1.000%	06/20/16	17
Brazil Government International Bond	JPMorgan	0.804%	USD	700	1.000%	09/20/16	6
China Government International Bond	Bank of America	0.294%	USD	1,100	1.000%	06/20/15	17
China Government International Bond	Bank of America	0.294%	USD	400	1.000%	06/20/15	6
China Government International Bond	Citibank	0.294%	USD	300	1.000%	06/20/15	5
China Government International Bond	Royal Bank of Scotland	0.294%	USD	800	1.000%	06/20/15	13
China Government International Bond	Citibank	0.385%	USD	600	1.000%	03/20/16	12
China Government International Bond	Deutsche Bank	0.635%	USD	300	1.000%	06/20/17	5
Indonesia Government International Bond	Barclays Bank	0.721%	USD	800	1.000%	06/20/16	8
Indonesia Government International Bond	Barclays Bank	0.721%	USD	800	1.000%	06/20/16	8
Indonesia Government International Bond	Bank of America	0.814%	USD	1,200	1.000%	09/20/16	9
Indonesia Government International Bond	Morgan Stanley	0.814%	USD	3,100	1.000%	09/20/16	23
Indonesia Government International Bond	UBS	0.814%	USD	400	1.000%	09/20/16	3
Mexico Government International Bond	Bank of America	0.386%	USD	300	1.000%	09/20/15	5
Mexico Government International Bond	Citibank	0.386%	USD	700	1.000%	09/20/15	12
Mexico Government International Bond	Barclays Bank	0.459%	USD	1,700	1.000%	03/20/16	30
Mexico Government International Bond	Goldman Sachs	0.459%	USD	3,000	1.000%	03/20/16	53
Mexico Government International Bond	HSBC	0.459%	USD	4,700	1.000%	03/20/16	83
Mexico Government International Bond	JPMorgan	0.459%	USD	2,600	0.920%	03/20/16	39
United Kingdom Gilt	JPMorgan	0.225%	USD	2,600	1.000%	03/20/15	40
United Kingdom Gilt	JPMorgan	0.225%	USD	600	1.000%	03/20/15	9
United Kingdom Gilt	Deutsche Bank	0.318%	USD	600	1.000%	03/20/16	13

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($255)							683

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $61 (å)							1,539

See accompanying notes which are an integral part of the financial statements.

284	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$569,044	$5,808	$574,852	6.8
Corporate Bonds and Notes	—	1,122,087	23,957	1,146,044	13.7
International Debt	—	449,451	4,038	453,489	5.4
Loan Agreements	—	5,447	—	5,447	0.1
Mortgage-Backed Securities	—	2,719,537	48,127	2,767,664	33.0
Municipal Bonds	—	154,867	—	154,867	1.8
Non-US Bonds	—	529,492	—	529,492	6.3
United States Government Agencies	—	87,455	—	87,455	1.0
United States Government Treasuries	—	1,669,297	—	1,669,297	19.9
Common Stock	4,489	—	—	4,489	0.1
Preferred Stocks	—	—	3,498	3,498	—	*
Options Purchased	102	2,141	—	2,243	—	*
Short-Term Investments	—	1,685,879	330	1,686,209	20.1
Repurchase Agreements	—	272,100	—	272,100	3.2

Total Investments	4,591	9,266,797	85,758	9,357,146	111.4

Other Assets and Liabilities, Net					(11.4)

					100.0

Other Financial Instruments
Futures Contracts	370	—	—	370	—	*
Options Written	—	(548)	(44)	(592)	(—	)*
Foreign Currency Exchange Contracts	5	(5,553)	—	(5,548)	(0.1)
Index Swaps	—	(299)	—	(299)	(—	)*
Interest Rate Swap Contracts	—	(988)	—	(988)	(—	)*
Credit Default Swap Contracts	—	1,478	—	1,478	—	*

Total Other Financial Instruments**	$375	$(5,910)	$(44)	$(5,579)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	285

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings, continued — April 30, 2013 (Unaudited)

Amounts in thousands

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending April 30, 2013 were as follows:

Category and Subcategory	Beginning Balance 11/1/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 04/30/2013	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 04/30/2013

Long-Term Investments
Asset Backed Securities	$—	$5,646	$—	$—	$—	$—	$—	$162	$5,808	$162
Corporate Bonds and Notes	24,042	—	454	32	(8)	157	—	188	23,957	188
International Debt	4,016	—	—	—	—	—	—	22	4,038	22
Mortgage-Backed Securities	28,865	28,683	9,914	89	32	798	77	(349)	48,127	(241)
Non-US Bonds	4,017	—	3,393	—	4	—	525	(103)	—	—
Preferred Stocks	3,514	—	—	—	—	—	—	(16)	3,498	(16)
Short-Term Investments	2,281	—	2,319	236	32	321	—	(221)	330	(231)

Total Investments	66,735	34,329	16,080	357	60	1,276	602	(317)	85,758	(116)

Other Financial Instruments
Options Written	(46)	—	—	—	—	3	—	(1)	(44)	(2)

Total Other Financial Instruments	(46)	—	—	—	—	3	—	(1)	(44)	(2)

See accompanying notes which are an integral part of the financial statements.

286	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$2,243
Unrealized appreciation on foreign currency exchange contracts	—	6,829	—
Daily variation margin on futures contracts**	—	—	10,787
Interest rate swap contracts, at fair value	—	—	3,702
Credit default swap contracts, at fair value	1,799	—	—

Total	$1,799	$6,829	$16,732

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts**	$—	$—	$10,417
Unrealized depreciation on foreign currency exchange contracts	—	12,377	—
Options written, at fair value	—	—	592
Index swap contracts, at fair value	—	—	299
Interest rate swap contracts, at fair value	—	—	1,507
Credit default swap contracts, at fair value	260	—	—

Total	$260	$12,377	$12,815

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$375
Futures contracts	—	—	3,022
Options written	—	—	2,519
Index swap contracts	—	—	10,648
Interest rate swap contracts	—	—	3,284
Credit default swap contracts	1,493	—	—
Foreign currency-related transactions****	—	(16,557)	—

Total	$1,493	$(16,557)	$19,848

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$—	$(414)
Futures contracts	—	—	(1,004)
Options written	—	—	(1,293)
Index swap contracts	—	—	(1,118)
Interest rate swap contracts	—	—	(528)
Credit default swap contracts	(2,478)	—	—
Foreign currency-related transactions******	—	(4,778)	—

Total	$(2,478)	$(4,778)	$(4,357)

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
***	Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
****	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*****	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.
******	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	287

Russell Investment Company

Russell Strategic Bond Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$9,067,076
Investments, at fair value*****	9,357,146
Cash	18,235
Cash (restricted) (a)(b)	10,021
Foreign currency holdings*	14,810
Unrealized appreciation on foreign currency exchange contracts	6,829
Receivables:
Dividends and interest	43,315
Dividends from affiliated Russell funds	142
Investments sold	5,587,880
Fund shares sold	13,063
Daily variation margin on futures contracts	19,677
Other receivable	943
Prepaid expenses	70
Interest rate swap contracts, at fair value****	3,702
Credit default swap contracts, at fair value***	1,799

Total assets	15,077,632

Liabilities
Payables:
Due to broker (c)(d)(e)	4,461
Investments purchased	6,645,953
Fund shares redeemed	5,384
Accrued fees to affiliates	4,714
Other accrued expenses	777
Daily variation margin on futures contracts	3,819
Other payable	171
Unrealized depreciation on foreign currency exchange contracts	12,377
Options written, at fair value**	592
Index swap contracts, at fair value	299
Interest rate swap contracts, at fair value****	1,507
Credit default swap contracts, at fair value***	260

Total liabilities	6,680,314

Net Assets	$8,397,318

See accompanying notes which are an integral part of the financial statements.

288	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$21,122
Accumulated net realized gain (loss)	60,347
Unrealized appreciation (depreciation) on:
Investments	290,070
Futures contracts	370
Options written	911
Index swap contracts	(299)
Interest rate swap contracts	(988)
Credit default swap contracts	1,478
Foreign currency-related transactions	(5,286)
Other investments	(3,431)
Shares of beneficial interest	7,402
Additional paid-in capital	8,025,622

Net Assets	$8,397,318

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.38
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$11.82
Class A — Net assets	$105,496,457
Class A — Shares outstanding ($.01 par value)	9,271,499
Net asset value per share: Class C(#)	$11.37
Class C — Net assets	$101,558,394
Class C — Shares outstanding ($.01 par value)	8,931,599
Net asset value per share: Class E(#)	$11.30
Class E — Net assets	$178,885,920
Class E — Shares outstanding ($.01 par value)	15,831,517
Net asset value per share: Class I(#)	$11.27
Class I — Net assets	$1,335,913,755
Class I — Shares outstanding ($.01 par value)	118,570,596
Net asset value per share: Class S(#)	$11.41
Class S — Net assets	$4,112,227,054
Class S — Shares outstanding ($.01 par value)	360,375,705
Net asset value per share: Class Y(#)	$11.28
Class Y — Net assets	$2,563,236,652
Class Y — Shares outstanding ($.01 par value)	227,257,786
Amounts in thousands

* Foreign currency holdings - cost	$14,556
** Premiums received on options written	$1,503
*** Credit default swap contracts - premiums paid (received)	$61
**** Interest rate swap contracts - premiums paid (received)	$3,183
***** Investments in affiliates, Russell U.S. Cash Management Fund	$1,179,679
(a) Cash Collateral for Futures	$3,335
(b) Cash Collateral for Swaps	$6,686
(c) Due to Broker for Swaps	$4,066
(d) Due to Broker for TBAs	$355
(e) Due to Broker for Forwards	$40

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	289

Russell Investment Company

Russell Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$107
Dividends from affiliated Russell funds	765
Interest	105,505
Securities lending income	22

Total investment income	106,399

Expenses
Advisory fees	20,225
Administrative fees	1,949
Custodian fees	787
Distribution fees - Class A	128
Distribution fees - Class C	391
Transfer agent fees - Class A	102
Transfer agent fees - Class C	104
Transfer agent fees - Class E	169
Transfer agent fees - Class I	790
Transfer agent fees - Class S	3,862
Transfer agent fees - Class Y	56
Professional fees	178
Registration fees	154
Shareholder servicing fees - Class C	130
Shareholder servicing fees - Class E	211
Trustees’ fees	96
Printing fees	233
Miscellaneous	84

Expenses before reductions	29,649
Expense reductions	(436)

Net expenses	29,213

Net investment income (loss)	77,186

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	62,208
Futures contracts	3,022
Options written	2,519
Index swap contracts	10,648
Interest rate swap contracts	3,284
Credit default swap contracts	1,493
Foreign currency-related transactions	(16,001)

Net realized gain (loss)	67,173

Net change in unrealized appreciation (depreciation) on:
Investments	30,034
Futures contracts	(1,004)
Options written	(1,293)
Index swap contracts	(1,118)
Interest rate swap contracts	(528)
Credit default swap contracts	(2,478)
Foreign currency-related transactions	(4,435)
Other investments	224

Net change in unrealized appreciation (depreciation)	19,402

Net realized and unrealized gain (loss)	86,575

Net Increase (Decrease) in Net Assets from Operations	$163,761

See accompanying notes which are an integral part of the financial statements.

290	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$77,186	$207,512
Net realized gain (loss)	67,173	182,154
Net change in unrealized appreciation (depreciation)	19,402	277,505

Net increase (decrease) in net assets from operations	163,761	667,171

Distributions
From net investment income
Class A	(826)	(2,447)
Class C	(442)	(1,582)
Class E	(1,370)	(3,650)
Class I	(12,840)	(34,595)
Class S	(35,679)	(87,474)
Class Y	(26,187)	(74,979)
From net realized gain
Class A	(2,133)	(944)
Class C	(2,198)	(929)
Class E	(3,451)	(1,385)
Class I	(27,486)	(12,047)
Class S	(78,305)	(30,073)
Class Y	(53,055)	(25,146)

Net decrease in net assets from distributions	(243,972)	(275,251)

Share Transactions*
Net increase (decrease) in net assets from share transactions	431,439	7,310

Total Net Increase (Decrease) in Net Assets	351,228	399,230

Net Assets
Beginning of period	8,046,090	7,646,860

End of period	$8,397,318	$8,046,090

Undistributed (overdistributed) net investment income included in net assets	$21,122	$21,280

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	291

Russell Investment Company

Russell Strategic Bond Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,920	$21,759	4,694	$52,214
Proceeds from reinvestment of distributions	256	2,878	147	1,616
Payments for shares redeemed	(1,758)	(19,901)	(5,125)	(57,266)

Net increase (decrease)	418	4,736	(284)	(3,436)

Class C
Proceeds from shares sold	1,209	13,696	2,558	28,537
Proceeds from reinvestment of distributions	232	2,610	222	2,429
Payments for shares redeemed	(1,837)	(20,780)	(2,656)	(29,584)

Net increase (decrease)	(396)	(4,474)	124	1,382

Class E
Proceeds from shares sold	1,962	22,031	3,707	41,043
Proceeds from reinvestment of distributions	409	4,579	434	4,741
Payments for shares redeemed	(973)	(10,948)	(3,493)	(38,848)

Net increase (decrease)	1,398	15,662	648	6,936

Class I
Proceeds from shares sold	15,326	171,895	23,679	261,585
Proceeds from reinvestment of distributions	3,574	39,875	4,067	44,321
Payments for shares redeemed	(15,602)	(174,877)	(34,007)	(376,064)

Net increase (decrease)	3,298	36,893	(6,261)	(70,158)

Class S
Proceeds from shares sold	59,440	674,467	99,132	1,107,105
Proceeds from reinvestment of distributions	9,991	112,867	10,377	114,528
Payments for shares redeemed	(36,345)	(413,088)	(75,413)	(843,437)

Net increase (decrease)	33,086	374,246	34,096	378,196

Class Y
Proceeds from shares sold	7,373	82,494	35,637	392,892
Proceeds from reinvestment of distributions	7,095	79,243	9,177	100,126
Payments for shares redeemed	(14,011)	(157,361)	(71,817)	(798,628)

Net increase (decrease)	457	4,376	(27,003)	(305,610)

Total increase (decrease)	38,261	$431,439	1,320	$7,310

See accompanying notes which are an integral part of the financial statements.

292	Russell Strategic Bond Fund

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Russell Investment Company

Russell Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	11.50	.09	.12	.21	(.09)	(.24)
October 31, 2012	10.95	.26	.64	.90	(.25)	(.10)
October 31, 2011	11.24	.32	(.02)	.30	(.33)	(.26)
October 31, 2010	10.37	.37	.92	1.29	(.42)	—
October 31, 2009	9.23	.47	1.19	1.66	(.48)	(.04)
October 31, 2008(1)	9.99	.08	(.82)	(.74)	(.02)	—
Class C
April 30, 2013*	11.49	.05	.11	.16	(.04)	(.24)
October 31, 2012	10.95	.17	.64	.81	(.17)	(.10)
October 31, 2011	11.24	.24	(.03)	.21	(.24)	(.26)
October 31, 2010	10.37	.30	.91	1.21	(.34)	—
October 31, 2009	9.23	.40	1.19	1.59	(.41)	(.04)
October 31, 2008(1)	9.99	.06	(.80)	(.74)	(.02)	—
Class E
April 30, 2013*	11.42	.09	.12	.21	(.09)	(.24)
October 31, 2012	10.88	.26	.64	.90	(.26)	(.10)
October 31, 2011	11.17	.33	(.02)	.31	(.34)	(.26)
October 31, 2010	10.31	.39	.90	1.29	(.43)	—
October 31, 2009	9.18	.48	1.18	1.66	(.49)	(.04)
October 31, 2008	10.53	.49	(1.33)	(.84)	(.51)	—
Class I
April 30, 2013*	11.39	.11	.12	.23	(.11)	(.24)
October 31, 2012	10.85	.29	.64	.93	(.29)	(.10)
October 31, 2011	11.14	.35	(.02)	.33	(.36)	(.26)
October 31, 2010	10.28	.41	.91	1.32	(.46)	—
October 31, 2009	9.16	.51	1.16	1.67	(.51)	(.04)
October 31, 2008	10.51	.52	(1.33)	(.81)	(.54)	—
Class S
April 30, 2013*	11.53	.11	.11	.22	(.10)	(.24)
October 31, 2012	10.98	.28	.65	.93	(.28)	(.10)
October 31, 2011	11.27	.35	(.03)	.32	(.35)	(.26)
October 31, 2010	10.39	.41	.92	1.33	(.45)	—
October 31, 2009	9.24	.50	1.19	1.69	(.50)	(.04)
October 31, 2008(1)	9.98	.08	(.80)	(.72)	(.02)	—
Class Y
April 30, 2013*	11.40	.11	.12	.23	(.11)	(.24)
October 31, 2012	10.86	.30	.64	.94	(.30)	(.10)
October 31, 2011	11.15	.37	(.03)	.34	(.37)	(.26)
October 31, 2010	10.29	.42	.91	1.33	(.47)	—
October 31, 2009	9.16	.51	1.17	1.68	(.51)	(.04)
October 31, 2008	10.51	.51	(1.32)	(.81)	(.54)	—

See accompanying notes which are an integral part of the financial statements.

294	Russell Strategic Bond Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.33)	11.38	1.85	105,496	1.04	1.02	1.62	52
(.35)	11.50	8.44	101,799	1.02	1.00	2.32	186
(.59)	10.95	2.92	100,094	1.03	1.00	2.92	233
(.42)	11.24	12.90	66,054	1.01	.96	3.48	206
(.52)	10.37	18.62	40,181	1.03	.93	4.99	154
(.02)	9.23	(7.42)	22,437	1.07	.93	4.40	131

(.28)	11.37	1.46	101,558	1.79	1.77	.86	52
(.27)	11.49	7.56	107,160	1.77	1.75	1.56	186
(.50)	10.95	1.95	100,729	1.78	1.75	2.22	233
(.34)	11.24	12.03	114,841	1.76	1.71	2.78	206
(.45)	10.37	17.97	108,353	1.78	1.67	4.28	154
(.02)	9.23	(7.54)	97,063	1.82	1.68	3.63	131

(.33)	11.30	1.87	178,886	1.04	1.01	1.62	52
(.36)	11.42	8.46	164,834	1.02	.97	2.33	186
(.60)	10.88	2.91	150,015	1.03	.94	3.02	233
(.43)	11.17	13.07	155,358	1.01	.87	3.62	206
(.53)	10.31	18.87	146,696	1.03	.81	5.14	154
(.51)	9.18	(8.45)	135,857	1.00	.88	4.79	131

(.35)	11.27	2.03	1,335,914	.71	.71	1.92	52
(.39)	11.39	8.78	1,312,828	.69	.69	2.63	186
(.62)	10.85	3.27	1,318,893	.70	.69	3.27	233
(.46)	11.14	13.17	1,339,399	.68	.64	3.86	206
(.55)	10.28	19.21	1,306,502	.70	.56	5.39	154
(.54)	9.16	(8.26)	1,330,676	.69	.66	5.10	131

(.34)	11.41	1.97	4,112,227	.79	.77	1.86	52
(.38)	11.53	8.71	3,773,716	.77	.75	2.55	186
(.61)	10.98	3.15	3,220,163	.78	.75	3.19	233
(.45)	11.27	13.13	2,536,795	.76	.71	3.77	206
(.54)	10.39	19.12	2,173,609	.78	.67	5.26	154
(.02)	9.24	(7.23)	1,915,099	.82	.69	4.33	131

(.35)	11.28	2.09	2,563,237	.59	.59	2.04	52
(.40)	11.40	8.89	2,585,753	.59	.59	2.73	186
(.63)	10.86	3.36	2,756,966	.60	.59	3.38	233
(.47)	11.15	13.35	2,946,842	.59	.56	3.97	206
(.55)	10.29	19.13	3,526,522	.60	.52	5.42	154
(.54)	9.16	(8.11)	3,166,974	.66	.55	5.20	131

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	295

Russell Investment Company

Russell Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,009.50	$1,020.83
Expenses Paid During Period*	$3.99	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,005.80	$1,017.11
Expenses Paid During Period*	$7.71	$7.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,010.00	$1,020.93
Expenses Paid During Period*	$3.89	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

296	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,011.50	$1,022.46
Expenses Paid During Period*	$2.34	$2.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,011.10	$1,022.07
Expenses Paid During Period*	$2.74	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,011.70	$1,023.01
Expenses Paid During Period*	$1.80	$1.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Investment Grade Bond Fund	297

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 90.0%
Asset-Backed Securities - 5.0%
Access Group, Inc. Series 2004-2 Class A3 0.466% due 10/25/24 (Ê)	700	645
Accredited Mortgage Loan Trust Series 2007-1 Class A4 0.420% due 02/25/37 (Ê)	2,583	1,499
ACE Securities Corp. Series 2005-SD3 Class A 0.600% due 08/25/45 (Ê)	46	46
Series 2006-HE4 Class A2A 0.260% due 10/25/36 (Ê)	46	16
Ally Auto Receivables Trust Series 2010-1 Class A4 2.300% due 12/15/14	729	733
Series 2012-2 Class A2 0.560% due 10/15/14	2,116	2,116
Series 2012-SN1 Class A4 0.700% due 12/21/15	1,675	1,677
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	750	760
Series 2012-1 Class A2 1.440% due 02/15/17	1,350	1,369
Series 2013-1 Class A2 1.000% due 02/15/18	3,125	3,135
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	427	428
Series 2012-2 Class A2 0.760% due 10/08/15	3,457	3,461
Ameriquest Mortgage Securities, Inc. Series 2005-R10 Class A2B 0.420% due 01/25/36 (Ê)	314	312
Argent Securities, Inc. Series 2005-W2 Class A2B1 0.400% due 10/25/35 (Ê)	1,099	1,086
Asset Backed Funding Certificates Series 2005-WMC1 Class M1 0.860% due 06/25/35 (Ê)	1,274	1,253
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class A1A 0.450% due 03/25/36 (Ê)	1,346	298
Bank of America Auto Trust Series 2010-1A Class A4 2.180% due 02/15/17 (Þ)	425	425
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	440
Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 Class A3 0.570% due 08/25/35 (Ê)	1,326	1,307
Series 2007-HE5 Class 1A1 0.290% due 06/25/47 (Ê)	6	6

	Principal Amount ($) or Shares	Fair Value $
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.300% due 05/25/37 (Ê)	75	73
Series 2008-4 Class A3A 0.450% due 11/25/37 (Ê)	536	527
Brazos Higher Education Authority Series 2010-1 Class A2 1.488% due 02/25/35 (Ê)	1,100	1,127
Series 2011-2 Class A3 1.276% due 10/27/36 (Ê)	725	729
Capital Auto Receivables Asset Trust Series 2013-1 Class B 1.290% due 04/20/18	1,450	1,454
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A 0.259% due 07/15/16 (Ê)	455	455
Carrington Mortgage Loan Trust Series 2005-NC3 Class M1 0.640% due 06/25/35 (Ê)	2,200	2,141
Series 2005-NC5 Class A2 0.520% due 10/25/35 (Ê)	42	42
Series 2006-NC3 Class A3 0.350% due 08/25/36 (Ê)	2,105	1,224
CCG Receivables Truste Series 2013-1 Class A2 1.050% due 04/14/20 (Þ)	1,170	1,171
Centex Home Equity Loan Trust Series 2003-B Class AF4 3.735% due 02/25/32	2,253	2,227
Series 2005-D Class M1 0.630% due 10/25/35 (Ê)	1,560	1,516
Chesapeake Funding LLC Series 2012-1A Class A 0.950% due 11/07/23 (Ê)(Þ)	1,445	1,451
CIT Education Loan Trust Series 2007-1 Class A 0.374% due 03/25/42 (Ê)(Þ)	1,012	937
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.260% due 07/25/45 (Ê)	108	82
CountryPlace Manufactured Housing Contract Trust Series 2005-1 Class A4 5.200% due 12/15/35 (Þ)	675	740
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.680% due 12/25/31 (Ê)	58	40
Series 2005-4 Class MV1 0.660% due 10/25/35 (Ê)	281	278
Series 2006-6 Class 2A2 0.380% due 09/25/36 (Ê)	221	220
Series 2006-BC1 Class 1A 0.400% due 04/25/36 (Ê)	547	469
Series 2006-BC4 Class 2A2 0.360% due 11/25/36 (Ê)	1,483	1,296
Countrywide Home Equity Loan Trust Series 2005-A Class 2A 0.439% due 04/15/35 (Ê)	102	77

298	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	524	554
Series 2005-CB5 Class AV2 0.460% due 08/25/35 (Ê)	33	33
DT Auto Owner Trust Series 2012-1A Class A 1.050% due 01/15/15 (Þ)	353	353
Educational Funding of the South, Inc. Series 2011-1 Class A2 0.926% due 04/25/35 (Ê)	750	753
EFS Volunteer No. 3 LLC Series 2012-1 Class A3 1.204% due 04/25/33 (Ê)(Þ)	775	778
Fannie Mae Grantor Trust Series 2003-T4 Class 1A 0.418% due 09/26/33 (Ê)	119	117
Series 2003-T4 Class 2A5 5.407% due 09/26/33	736	790
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	145	169
Fannie Mae Whole Loan Series 2003-W5 Class A 0.420% due 04/25/33 (Ê)	66	65
Series 2003-W9 Class A 0.440% due 06/25/33 (Ê)	105	100
GE-WMC Mortgage Securities Trust Series 2006-1 Class A2A 0.240% due 08/25/36 (Ê)	11	4
Government National Mortgage Association Series 2010-H12 Class PT 5.470% due 11/20/59	4,171	4,588
Honda Auto Receivables Series 2011-3 Class A3 0.880% due 09/21/15	900	904
Honda Auto Receivables Owner Trust Series 2013-2 Class A1 0.240% due 05/16/14	4,240	4,240
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.489% due 01/20/34 (Ê)	276	271
Series 2006-1 Class A1 0.359% due 01/20/36 (Ê)	1,131	1,108
Series 2007-2 Class A2V 0.359% due 07/20/36 (Ê)	68	68
Hyundai Auto Receivables Trust Series 2012-B Class A2 0.540% due 01/15/15	3,027	3,029
JPMorgan Mortgage Acquisition Trust Series 2007-CH3 Class A2 0.280% due 03/25/37 (Ê)	11	11
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class A4 5.270% due 04/15/40	663	714

	Principal Amount ($) or Shares	Fair Value $
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.760% due 10/25/34 (Ê)	34	31
Mercedes-Benz Auto Lease Trust Series 2013-A Class A1 0.270% due 05/15/14	4,975	4,975
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC6 Class M1 1.400% due 06/25/33 (Ê)	337	330
Series 2003-NC7 Class M1 1.250% due 06/25/33 (Ê)	281	278
Series 2007-HE6 Class A1 0.260% due 05/25/37 (Ê)	29	17
New Century Home Equity Loan Trust Series 2005-2 Class M1 0.630% due 06/25/35 (Ê)	2,100	2,027
Series 2005-4 Class A2C 0.570% due 09/25/35 (Ê)	2,077	2,032
North Carolina State Education Assistance Authority Series 2011-2 Class A2 1.076% due 07/25/25 (Ê)	750	756
NovaStar Mortgage Funding Trust Series 2005-1 Class M3 0.965% due 06/25/35 (Ê)	4,000	3,903
Park Place Securities, Inc. Series 2004-MHQ1 Class M1 1.250% due 12/25/34 (Ê)	566	566
Series 2004-WCW2 Class M1 0.820% due 10/25/34 (Ê)	1,819	1,816
Series 2005-WCH1 Class M2 0.720% due 01/25/36 (Ê)	1,638	1,607
Series 2005-WCW1 Class A3D 0.540% due 09/25/35 (Ê)	438	429
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 4.829% due 01/25/36	156	142
Porsche Financial Auto Securit Series 2011-1 Class A3 0.840% due 01/16/15 (Þ)	808	809
Prestige Auto Receivables Trust Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	1,402	1,405
Series 2013-1A Class A2 1.090% due 02/15/18 (Þ)	1,105	1,106
RAMP Trust Series 2003-RS2 Class AII 0.880% due 03/25/33 (Ê)	59	51
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	192	190
Series 2004-RZ1 Class AI7 4.030% due 01/25/33	373	387
RASC Trust Series 2001-KS1 Class AII 0.670% due 03/25/32 (Ê)	6	6
Series 2001-KS3 Class AII 0.660% due 09/25/31 (Ê)	32	31

Russell Investment Grade Bond Fund	299

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2003-KS4 Class AIIB 0.780% due 06/25/33 (Ê)	107	83
Series 2005-EMX3 Class M1 0.630% due 09/25/35 (Ê)	558	556
Series 2005-KS12 Class A2 0.450% due 01/25/36 (Ê)	564	559
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	585	570
Series 2006-1 Class AF6 5.746% due 05/25/36	279	217
Santander Drive Auto Receivables Trust Series 2011-1 Class A3 1.280% due 01/15/15	852	853
Series 2011-2 Class B 2.660% due 01/15/16	970	985
Series 2011-3 Class B 2.500% due 12/15/15	1,310	1,328
Series 2012-2 Class B 2.090% due 08/15/16	1,345	1,366
Series 2013-1 Class B 1.160% due 01/15/19	1,795	1,805
Series 2013-2 Class B 1.330% due 03/15/18	1,425	1,427
Saxon Asset Securities Trust Series 2004-1 Class A 0.740% due 03/25/35 (Ê)	57	48
SLM Private Education Loan Trust Series 2010-A Class 2A 3.449% due 05/16/44 (Ê)(Þ)	2,727	2,889
SLM Student Loan Trust Series 2005-5 Class A2 0.356% due 10/25/21 (Ê)	472	472
Series 2013-B Class A2A 1.861% due 05/15/30 (Þ)	3,835	3,834
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	29	32
Series 2013-20D Class 1 2.080% due 04/01/33	3,050	3,064
Specialty Underwriting & Residential Finance Trust Series 2003-BC1 Class A 0.880% due 01/25/34 (Ê)	25	23
Structured Asset Securities Corp. Series 2002-HF1 Class A 0.780% due 01/25/33 (Ê)	7	7
Series 2005-WF4 Class A4 0.560% due 11/25/35 (Ê)	1,026	1,021
Toyota Auto Receivables Owner Trust Series 2011-A Class A3 0.980% due 10/15/14	296	297

		102,267

	Principal Amount ($) or Shares	Fair Value $
Corporate Bonds and Notes - 16.1%
AbbVie, Inc. 1.750% due 11/06/17 (Þ)	5,195	5,273
2.900% due 11/06/22 (Þ)	1,140	1,163
ADT Corp. (The) 2.250% due 07/15/17	755	765
Altria Group, Inc. 9.700% due 11/10/18	632	886
2.950% due 05/02/23	1,080	1,076
10.200% due 02/06/39	325	553
4.250% due 08/09/42	945	910
4.500% due 05/02/43	765	757
American Electric Power Co., Inc. 1.650% due 12/15/17	440	444
American Honda Finance Corp. 1.000% due 08/11/15 (Þ)	1,535	1,544
American International Group, Inc. 5.050% due 10/01/15	200	219
8.250% due 08/15/18	1,500	1,945
6.250% due 03/15/37	2,100	2,344
Amgen, Inc. 3.875% due 11/15/21	665	736
5.650% due 06/15/42	300	367
Anadarko Petroleum Corp. 6.375% due 09/15/17	1,500	1,795
6.450% due 09/15/36	1,115	1,425
Analog Devices, Inc. 5.000% due 07/01/14	755	794
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	300	358
Anheuser-Busch InBev Finance, Inc. 2.625% due 01/17/23	1,610	1,631
Anheuser-Busch InBev Worldwide, Inc. 1.375% due 07/15/17	1,935	1,961
5.375% due 01/15/20	910	1,107
Apple Inc. 0.450% due 05/03/18	3,745	3,731
Zero coupon due 05/03/23	1,410	1,410
AT&T Corp. 8.000% due 11/15/31	275	415
AT&T, Inc. 5.100% due 09/15/14	240	255
2.950% due 05/15/16	2,305	2,442
6.500% due 09/01/37	1,564	2,001
5.350% due 09/01/40	560	632
Bank of America Corp. 4.500% due 04/01/15	100	106
4.750% due 08/01/15	920	991
1.500% due 10/09/15	1,920	1,931
6.000% due 09/01/17	55	64
2.000% due 01/11/18	1,595	1,600
5.700% due 01/24/22	2,490	2,968
Series MTNL 5.650% due 05/01/18	2,310	2,682
Bank of America NA Series BKNT 0.560% due 06/15/16 (Ê)	1,200	1,167

300	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

5.300% due 03/15/17	400	450
0.580% due 06/15/17 (Ê)	1,340	1,284
6.100% due 06/15/17	1,900	2,197
6.000% due 10/15/36	300	372
Bank of New York Mellon Corp. (The) Zero coupon due 06/20/17	1,125	1,164
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	1,080	1,230
7.250% due 02/01/18	425	529
Becton Dickinson and Co. 3.250% due 11/12/20	590	636
Berkshire Hathaway Finance Corp. 1.600% due 05/15/17	700	716
3.000% due 05/15/22	1,105	1,145
Berkshire Hathaway, Inc. 4.500% due 02/11/43	700	734
Boeing Capital Corp. 2.125% due 08/15/16	425	444
Boston Scientific Corp. 4.500% due 01/15/15	1,085	1,148
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	128	145
Burlington Northern Santa Fe LLC 3.450% due 09/15/21	565	610
6.875% due 12/01/27	90	123
4.375% due 09/01/42	825	854
Cameron International Corp. 1.217% due 06/02/14 (Ê)	400	402
Carlyle Holdings II Finance LLC 5.625% due 03/30/43 (Þ)	975	992
Carolina Power & Light Co. 3.000% due 09/15/21	1,770	1,891
Caterpillar Financial Services Corp. 1.100% due 05/29/15	570	577
CBS Corp. 4.300% due 02/15/21	955	1,060
Celgene Corp. 3.950% due 10/15/20	745	819
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	1,700	2,278
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	151
Cisco Systems, Inc. 4.950% due 02/15/19	750	888
Citigroup, Inc. 6.375% due 08/12/14	350	374
5.000% due 09/15/14	1,500	1,573
5.500% due 10/15/14	655	698
2.650% due 03/02/15	1,145	1,179
2.250% due 08/07/15	1,660	1,704
6.000% due 08/15/17	475	559
6.125% due 11/21/17	1,980	2,355
6.125% due 05/15/18	670	806
5.375% due 08/09/20	500	596
6.125% due 08/25/36	1,010	1,163
6.875% due 03/05/38	425	580

	Principal Amount ($) or Shares	Fair Value $
Comcast Corp. 6.550% due 07/01/39	1,375	1,866
Commonwealth Edison Co. 5.800% due 03/15/18	865	1,042
ConAgra Foods, Inc. 4.950% due 08/15/20 (Þ)	605	700
6.625% due 08/15/39 (Þ)	1,470	1,907
ConocoPhillips 6.500% due 02/01/39	275	381
Continental Airlines Class A Pass Through Trust Series 071A 5.983% due 04/19/22	2,325	2,650
Continental Airlines Pass Through Trust Series 09-1 9.000% due 07/08/16	415	480
Series 991A Class A 6.545% due 02/02/19	465	514
COX Communications, Inc. 5.450% due 12/15/14	67	72
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	540	563
CVS Caremark Corp. 3.250% due 05/18/15	1,150	1,208
6.250% due 06/01/27	1,215	1,580
Daimler Finance NA LLC 1.250% due 01/11/16 (Þ)	255	256
DCP Midstream Operating, LP 3.250% due 10/01/15	975	1,017
Delta Air Lines Pass Through Trust Series 2010-1 Class A 6.200% due 07/02/18	322	367
Devon Energy Corp. 4.000% due 07/15/21	485	526
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.125% due 02/15/16	1,210	1,275
3.500% due 03/01/16	875	932
5.000% due 03/01/21	2,345	2,671
3.800% due 03/15/22	1,255	1,318
5.150% due 03/15/42	950	970
Discover Financial Services 5.200% due 04/27/22	815	934
Dominion Resources, Inc. 4.450% due 03/15/21	2,455	2,838
Dow Chemical Co. (The) 3.000% due 11/15/22	630	630
Duke Energy Carolinas LLC 6.000% due 01/15/38	325	428
Duke Energy Corp. 3.350% due 04/01/15	540	566
eBay, Inc. 4.000% due 07/15/42	1,000	942
Energy Transfer Partners, LP 6.050% due 06/01/41	695	793
Enterprise Products Operating LLC 5.250% due 01/31/20	1,190	1,412
3.350% due 03/15/23	1,035	1,080

Russell Investment Grade Bond Fund	301

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

ERAC USA Finance LLC 7.000% due 10/15/37 (Þ)	570	751
Exelon Corp. 4.900% due 06/15/15	1,965	2,123
Exelon Generation Co. LLC Series WI 5.600% due 06/15/42	1,055	1,183
Express Scripts Holding Co. 3.125% due 05/15/16	830	878
7.250% due 06/15/19	660	843
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	1,010	1,314
7.200% due 07/15/48 (Þ)	700	884
Farmers Insurance Exchange 8.625% due 05/01/24 (Þ)	610	857
Ford Motor Credit Co. LLC 3.984% due 06/15/16	1,300	1,383
Freeport-McMoRan Copper & Gold, Inc. 3.100% due 03/15/20 (Þ)	1,100	1,107
General Dynamics Corp. 2.250% due 11/15/22	675	662
General Electric Capital Corp. 1.000% due 01/08/16	1,355	1,362
5.550% due 05/04/20	1,725	2,083
4.375% due 09/16/20	700	794
5.875% due 01/14/38	1,765	2,139
Series A 7.125% due 06/15/49 (Æ)(ƒ)	1,400	1,639
Series GMTN 5.625% due 05/01/18	1,270	1,510
3.100% due 01/09/23	685	695
6.150% due 08/07/37	670	832
6.875% due 01/10/39	1,100	1,491
Series MTNA 0.540% due 09/15/14 (Ê)	1,300	1,301
General Electric Co. 5.250% due 12/06/17	1,465	1,727
Georgia Power Co. 4.300% due 03/15/42	445	465
Georgia-Pacific LLC 8.875% due 05/15/31	695	1,063
Gerdau Holdings, Inc. 7.000% due 01/20/20 (Þ)	600	689
Series REGS 7.000% due 01/20/20	1,200	1,377
Gilead Sciences, Inc. 4.400% due 12/01/21	910	1,044
GlaxoSmithKline Capital, Inc. 4.200% due 03/18/43	635	674
Goldman Sachs Group, Inc. (The) 3.300% due 05/03/15	1,260	1,314
6.250% due 09/01/17	1,025	1,206
2.375% due 01/22/18	1,225	1,248
5.750% due 01/24/22	640	764
6.750% due 10/01/37	2,985	3,425
Series GMTN 7.500% due 02/15/19	784	989

	Principal Amount ($) or Shares	Fair Value $
GSPA Monetization Trust 6.422% due 10/09/29 (Å)	672	705
Hartford Financial Services Group, Inc. 5.375% due 03/15/17	460	527
HCP, Inc. 3.750% due 02/01/16	555	594
6.300% due 09/15/16	500	580
3.750% due 02/01/19	525	569
2.625% due 02/01/20	500	508
Health Care REIT, Inc. 6.125% due 04/15/20	1,700	2,059
4.950% due 01/15/21	245	278
5.250% due 01/15/22	1,065	1,236
6.500% due 03/15/41	530	663
Hewlett-Packard Co. 4.750% due 06/02/14	865	900
3.300% due 12/09/16	815	850
3.750% due 12/01/20	1,375	1,372
4.650% due 12/09/21	2,785	2,882
Historic TW, Inc. 8.050% due 01/15/16	565	655
Home Depot, Inc. 5.875% due 12/16/36	450	583
HSBC USA, Inc. 2.375% due 02/13/15	1,420	1,463
Humana, Inc. 6.450% due 06/01/16	540	622
7.200% due 06/15/18	1,090	1,335
8.150% due 06/15/38	300	437
Hyundai Capital America 3.750% due 04/06/16 (Þ)	965	1,020
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	1,700	1,819
5.750% due 05/15/16	100	109
6.750% due 09/01/16 (Þ)	300	341
John Deere Capital Corp. 1.200% due 10/10/17	645	648
1.700% due 01/15/20	2,150	2,142
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	97
6.000% due 10/01/17	1,800	2,129
JPMorgan Chase Capital XIII Series M 1.234% due 09/30/34 (Ê)	625	519
JPMorgan Chase Capital XXIII 1.290% due 05/15/47 (Ê)	3,495	2,747
JPMorgan Chase & Co. 2.000% due 08/15/17	1,040	1,067
3.375% due 05/01/23	2,185	2,180
Series GMTN 1.100% due 10/15/15	2,665	2,676
KCP&L Greater Missouri Operations Co. 8.270% due 11/15/21	425	535
Kentucky Utilities Co. 5.125% due 11/01/40	555	685
Kinder Morgan Energy Partners, LP 3.500% due 03/01/16	735	786

302	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

KKR Group Finance Co. II LLC 5.500% due 02/01/43 (Þ)	565	562
Kraft Foods Group, Inc. Series WI 3.500% due 06/06/22	525	560
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/49 (ƒ)(Ø)	1,450	—
Lehman Brothers Holdings, Inc. 6.500% due 07/19/17 (Ø)	390	—
6.750% due 12/28/17 (Ø)	990	—
Lorillard Tobacco Co. 8.125% due 06/23/19	2,135	2,733
Lowe’s Cos., Inc. 3.800% due 11/15/21	540	601
M&T Bank Corp. 6.875% due 12/31/49 (ƒ)(Þ)	1,085	1,128
Macy’s Retail Holdings, Inc. 5.125% due 01/15/42	675	730
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	181
Marathon Oil Corp. 0.900% due 11/01/15	1,190	1,192
2.800% due 11/01/22	770	770
Marathon Petroleum Corp. 3.500% due 03/01/16	490	524
Marriott International, Inc. 3.000% due 03/01/19	785	826
Mattel, Inc. 2.500% due 11/01/16	1,045	1,090
McKesson Corp. 2.850% due 03/15/23	695	708
Medtronic, Inc. 4.000% due 04/01/43	995	1,007
Merrill Lynch & Co., Inc. Series GMTN 6.400% due 08/28/17	800	941
MetLife, Inc. 4.750% due 02/08/21	770	899
10.750% due 08/01/39	750	1,192
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	300	315
3.875% due 04/11/22 (Þ)	900	980
Microsoft Corp. 2.375% due 05/01/23	1,445	1,445
MidAmerican Energy Co. 5.800% due 10/15/36	300	387
Mondelez International, Inc. 6.125% due 02/01/18	790	948
6.500% due 02/09/40	600	811
Morgan Stanley 0.757% due 10/15/15 (Ê)	440	435
0.727% due 10/18/16 (Ê)	545	532
5.550% due 04/27/17	410	463
6.250% due 08/28/17	490	572
2.125% due 04/25/18	2,290	2,295
Series GMTN 6.000% due 05/13/14	680	715

	Principal Amount ($) or Shares	Fair Value $
5.450% due 01/09/17	600	675
6.625% due 04/01/18	905	1,085
5.500% due 07/24/20	535	624
5.500% due 07/28/21	1,470	1,725
Mosaic Co. (The) 3.750% due 11/15/21	975	1,045
National City Bank Series BKNT 0.651% due 06/07/17 (Ê)	900	890
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	435	448
Nationwide Mutual Insurance Co. 6.600% due 04/15/34 (Þ)	840	869
Series 144a 5.810% due 12/15/24 (Þ)	700	711
NBCUniversal Media LLC 3.650% due 04/30/15	2,580	2,732
2.875% due 01/15/23	900	926
News America, Inc. 6.150% due 02/15/41	1,025	1,287
8.250% due 10/17/96	65	89
Nisource Finance Corp. 6.400% due 03/15/18	250	302
Nissan Motor Acceptance Corp. 1.800% due 03/15/18 (Þ)	1,495	1,511
Nomura Holdings, Inc. 2.000% due 09/13/16	4,010	4,031
Northern States Power Co. 3.400% due 08/15/42	440	420
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	1,350	1,693
Oracle Corp. 1.200% due 10/15/17	890	895
5.750% due 04/15/18	1,465	1,773
PacifiCorp 2.950% due 02/01/22	945	1,001
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	1,725	2,140
PepsiCo, Inc. 4.000% due 03/05/42	570	580
Petrohawk Energy Corp. 7.250% due 08/15/18	865	957
Precision Castparts Corp. 2.500% due 01/15/23	945	946
Prudential Financial, Inc. 3.875% due 01/14/15	535	563
8.875% due 06/15/38	1,110	1,382
6.200% due 11/15/40	670	842
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	1,175	1,517
Public Service Co. of New Mexico 7.950% due 05/15/18	675	844
Quest Diagnostics, Inc. 3.200% due 04/01/16	70	73
Qwest Corp. 6.750% due 12/01/21	975	1,148

Russell Investment Grade Bond Fund	303

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Raytheon Co. 3.125% due 10/15/20	385	411
2.500% due 12/15/22	1,190	1,181
Republic Services, Inc. 6.200% due 03/01/40	340	434
Reynolds American, Inc. 4.750% due 11/01/42	640	635
Rock Tenn Co. 4.000% due 03/01/23	970	1,008
SABMiller Holdings, Inc. 2.450% due 01/15/17 (Þ)	1,950	2,043
4.950% due 01/15/42 (Þ)	1,090	1,255
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	2,325	2,363
Simon Property Group, LP 10.350% due 04/01/19	650	945
SL Green Realty Corp. 7.750% due 03/15/20	550	689
SLM Corp. 8.450% due 06/15/18	1,000	1,174
Southern Copper Corp. 6.375% due 07/27/15	435	478
St. Jude Medical, Inc. 3.250% due 04/15/23	2,590	2,667
Stone Street Trust 5.902% due 12/15/15 (Þ)	900	977
SunTrust Bank/Atlanta GA Series BKNT 2.750% due 05/01/23	805	808
Symantec Corp. 4.200% due 09/15/20	840	911
Target Corp. 4.000% due 07/01/42	1,115	1,130
TD Ameritrade Holding Corp. 4.150% due 12/01/14	950	1,002
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16	1,605	1,896
Thermo Fisher Scientific, Inc. 1.850% due 01/15/18	420	419
4.700% due 05/01/20	1,160	1,301
3.600% due 08/15/21	480	502
Time Warner Cable, Inc. 3.500% due 02/01/15	975	1,019
6.750% due 07/01/18	2,750	3,415
8.250% due 04/01/19	1,040	1,365
5.500% due 09/01/41	540	584
Time Warner, Inc. 3.150% due 07/15/15	1,820	1,912
4.875% due 03/15/20	1,570	1,828
Timken Co. 6.000% due 09/15/14	760	809
TJX Cos., Inc. 2.500% due 05/15/23	770	772
Toyota Motor Credit Corp. 1.250% due 10/05/17	2,130	2,137
3.400% due 09/15/21	1,440	1,571
Union Pacific Corp. 2.750% due 04/15/23	1,950	1,994

	Principal Amount ($) or Shares	Fair Value $
United Technologies Corp. 1.800% due 06/01/17	1,990	2,055
UnitedHealth Group, Inc. 0.850% due 10/15/15	1,945	1,959
6.000% due 06/15/17	4	5
1.400% due 10/15/17	590	595
2.875% due 03/15/23	1,600	1,625
US Bancorp 2.200% due 11/15/16	985	1,032
2.950% due 07/15/22	860	869
Valero Energy Corp. 9.375% due 03/15/19	385	529
Ventas Realty, LP 4.000% due 04/30/19	1,250	1,376
Verizon Communications, Inc. 1.100% due 11/01/17	490	487
6.400% due 02/15/38	800	1,007
4.750% due 11/01/41	880	914
Viacom, Inc. 2.500% due 12/15/16	740	773
3.250% due 03/15/23	975	998
Walgreen Co. 4.400% due 09/15/42	555	560
Wal-Mart Stores, Inc. 6.500% due 08/15/37	1,400	1,959
5.000% due 10/25/40	1,038	1,223
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	495	530
6.750% due 09/02/19 (Þ)	120	149
WellPoint, Inc. 1.875% due 01/15/18	700	711
3.125% due 05/15/22	1,305	1,333
Wells Fargo & Co. 3.625% due 04/15/15	3,710	3,921
Series M 3.450% due 02/13/23	980	1,000
Williams Cos., Inc. (The) 7.750% due 06/15/31	526	671
Xerox Corp. 4.500% due 05/15/21	1,085	1,181
Yum! Brands, Inc. 4.250% due 09/15/15	435	466
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	3,710	4,007
Zoetis, Inc. 4.700% due 02/01/43 (Þ)	1,160	1,224

		332,986

International Debt - 5.6%
Abbey National Treasury Services PLC 3.875% due 11/10/14 (Þ)	1,010	1,050
Alm Loan Funding Series 2012-7A Class A1 1.696% due 10/19/24 (Æ)(Ê)	750	753
America Movil SAB de CV 4.375% due 07/16/42	905	902

304	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Arbor Realty Collateralized Loan Obligation, Ltd. Series 2013-1A Class A 2.199% due 02/15/23 (Ê)(Þ)	990	995
AstraZeneca PLC 4.000% due 09/18/42	615	617
Banco Santander Brasil SA 4.500% due 04/06/15 (Þ)	100	105
4.250% due 01/14/16 (Þ)	500	524
Banco Santander Chile 1.876% due 01/19/16 (Ê)(Þ)	1,000	983
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	100	113
Bank of Montreal 2.850% due 06/09/15 (Þ)	300	315
Barclays Bank PLC 2.750% due 02/23/15	1,335	1,380
Barrick Gold Corp. 4.100% due 05/01/23 (Å)	1,890	1,894
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	200	213
6.500% due 03/10/21 (Þ)	400	456
BBVA US Senior SAU 4.664% due 10/09/15	1,425	1,481
BP Capital Markets PLC 2.248% due 11/01/16	895	933
2.500% due 11/06/22	750	747
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	321
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	1,500	1,569
Canadian Oil Sands, Ltd. 6.000% due 04/01/42 (Þ)	700	832
CDP Financial, Inc. 5.600% due 11/25/39 (Þ)	445	561
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% due 11/09/22	2,668	2,750
Corp. Andina de Fomento 4.375% due 06/15/22	769	838
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	400	508
Credit Suisse NY 5.500% due 05/01/14	500	525
6.000% due 02/15/18	500	582
Deutsche Telekom International Finance BV 2.250% due 03/06/17 (Þ)	1,265	1,299
Diageo Capital PLC 2.625% due 04/29/23	1,360	1,365
EADS Finance BV 2.700% due 04/17/23 (Å)	1,580	1,590
European Investment Bank Series USD 1.125% due 04/15/15	825	838
Gerdau Trade, Inc. 5.750% due 01/30/21 (Þ)	100	108

	Principal Amount ($) or Shares	Fair Value $
Glitnir Banki HF 6.693% due 06/15/16 (Ø)(Þ)	700	9
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	700	833
Granite Master Issuer PLC Series 2006-3 Class A7 0.399% due 12/20/54 (Ê)	186	182
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	2,425	2,706
Hillmark Funding Series 2006-1A Class A1 0.539% due 05/21/21 (Ê)(Þ)	1,400	1,364
HSBC Bank PLC 3.100% due 05/24/16 (Þ)	1,500	1,596
Hutchison Whampoa International 11, Ltd. 3.500% due 01/13/17 (Þ)	1,190	1,263
Imperial Tobacco Finance PLC 2.050% due 02/11/18 (Þ)	3,415	3,462
Indian Oil Corp., Ltd. 4.750% due 01/22/15	200	209
Intesa Sanpaolo SpA 3.125% due 01/15/16	2,425	2,424
3.875% due 01/16/18	1,425	1,426
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	590	698
Itau Unibanco Holding SA 6.200% due 04/15/20 (Þ)	1,800	1,998
JPMorgan Chase & Co. Series MPLE 2.920% due 09/19/17 (Þ)	1,940	1,963
Kaupthing Bank Hf 7.625% due 02/28/15 (Ø)(Þ)	1,210	290
7.125% due 05/19/16 (Ø)(Þ)	1,480	2
Kommunalbanken AS 0.280% due 08/28/14 (Ê)(Þ)	1,560	1,560
Korea Development Bank (The) 3.500% due 08/22/17	1,000	1,071
Korea Electric Power Corp. 3.000% due 10/05/15 (Þ)	1,200	1,245
5.125% due 04/23/34 (Þ)	155	161
Korea Hydro & Nuclear Power Co., Ltd. 3.125% due 09/16/15 (Þ)	600	624
LBG Capital No 1 PLC 8.500% due 12/29/49 (ƒ)(Þ)	200	214
Mexico Government International Bond 4.750% due 03/08/44	210	232
Motor PLC Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	1,575	1,580
National Australia Bank, Ltd. 2.750% due 03/09/17	1,275	1,354
National Bank of Canada 1.450% due 11/07/17	700	700
Neptune Finance CCS, Ltd. Series 2008-1A Class A 0.891% due 04/20/20 (Å)(Ê)	750	747

Russell Investment Grade Bond Fund	305

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Nexen, Inc. 7.500% due 07/30/39	335	497
Noble Group, Ltd. Series REGS 6.750% due 01/29/20	1,000	1,112
Nokia OYJ 5.375% due 05/15/19	435	428
OHA Credit Partners VII, Ltd. Series 2012-7A Class A 1.709% due 11/20/23 (Ê)(Þ)	750	753
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	1,900	1,995
5.875% due 03/01/18	2,700	3,071
5.750% due 01/20/20	1,200	1,355
Petroleos Mexicanos 6.000% due 03/05/20	400	482
4.875% due 01/24/22	540	614
Province of Ontario Canada 1.100% due 10/25/17	300	302
3.000% due 07/16/18	100	109
1.650% due 09/27/19	400	403
4.000% due 10/07/19	700	804
Province of Quebec Canada 3.500% due 07/29/20	600	670
2.750% due 08/25/21	1,000	1,053
Rabobank Nederland 11.000% due 06/29/49 (ƒ)(Þ)	2,085	2,799
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS 5.298% due 09/30/20	226	251
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	296
Series REGS 5.832% due 09/30/16 (Å)	756	817
Red River CLO, Ltd. Series 2006-1A Class A 0.544% due 07/27/18 (Ê)(Þ)	735	711
Rio Tinto Finance USA PLC 1.625% due 08/21/17	1,300	1,318
2.875% due 08/21/22	1,405	1,400
Rio Tinto Finance USA, Ltd. 3.500% due 11/02/20	1,615	1,717
Royal Bank of Scotland Group PLC Series 1 9.118% due 03/31/49 (ƒ)	200	202
Saudi Electricity Global Sukuk Co. 2 5.060% due 04/08/43 (Þ)	990	1,041
Sigma Alimentos SA de CV 5.625% due 04/14/18 (Þ)	435	492
Skandinaviska Enskilda Banken AB 1.750% due 03/19/18 (Þ)	705	712
SMART Trust Series 2011-1USA Class A3A 1.770% due 10/14/14 (Þ)	1,638	1,644

	Principal Amount ($) or Shares	Fair Value $
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	1,545	1,586
Series 2012-1USA Class A2A 1.040% due 09/14/14 (Þ)	1,350	1,354
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	2,900	2,983
Series 2013-1US Class A4A 1.050% due 10/14/18	490	491
Suncor Energy, Inc. 5.950% due 12/01/34	435	534
6.500% due 06/15/38	510	661
Swedbank AB 2.125% due 09/29/17 (Þ)	815	834
Sydney Airport Finance Co. Pty, Ltd. 3.900% due 03/22/23 (Þ)	946	983
Talisman Energy, Inc. 5.500% due 05/15/42	555	601
Telefonaktiebolaget LM Ericsson 4.125% due 05/15/22	1,270	1,347
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	865	928
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	300	344
TNK-BP Finance SA Series REGS 6.625% due 03/20/17	400	456
7.875% due 03/13/18	1,100	1,325
Total Capital SA 4.450% due 06/24/20	1,475	1,726
Transocean, Inc. 2.500% due 10/15/17	1,525	1,553
6.375% due 12/15/21	540	647
7.350% due 12/15/41	865	1,103
Tyco Electronics Group SA 6.550% due 10/01/17	865	1,036
Vale Overseas, Ltd. 4.625% due 09/15/20	785	853
Validus Holdings, Ltd. 8.875% due 01/26/40	735	1,029
Vnesheconombank Via VEB Finance PLC 5.375% due 02/13/17 (Þ)	1,100	1,197
Vodafone Group PLC 4.150% due 06/10/14	295	306
4.375% due 02/19/43	770	768
Volkswagen International Finance NV 1.625% due 03/22/15 (Þ)	1,625	1,649
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	1,085	1,178
Westpac Banking Corp. 3.585% due 08/14/14 (Å)	2,000	2,084
Willis Group Holdings PLC 4.125% due 03/15/16	1,560	1,654
Woolworths, Ltd. 2.550% due 09/22/15 (Þ)	1,655	1,717

		117,035

306	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mortgage-Backed Securities - 32.7%
Alternative Loan Trust Series 2007-OA6 Class A1B 0.400% due 06/25/37 (Ê)	420	354
Series 2007-OA7 Class A1A 0.380% due 05/25/47 (Ê)	437	338
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.445% due 02/25/45 (Ê)	111	110
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	305	318
Series 2005-D Class A1 2.652% due 05/25/35 (Ê)	165	169
Series 2006-G Class 2A3 0.369% due 07/20/36 (Ê)	894	883
Series 2007-E Class 4A1 3.007% due 07/20/47 (Ê)	443	348
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-2 Class A5 4.857% due 07/10/43	1,690	1,809
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,505
Series 2006-6 Class A4 5.356% due 10/10/45	1,925	2,150
Series 2007-1 Class A4 5.451% due 01/15/49	1,000	1,139
Series 2007-2 Class AAB 5.746% due 04/10/49	816	879
Series 2008-1 Class A4 6.395% due 02/10/51	650	781
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	14	14
Series 2004-2 Class 5A1 6.500% due 10/25/31	14	15
Series 2004-11 Class 2A1 5.750% due 01/25/35	231	237
Series 2005-H Class 2A5 3.146% due 09/25/35 (Ê)	509	472
Series 2006-2 Class A15 6.000% due 07/25/46	9	8
Series 2006-B Class 1A1 2.997% due 10/20/46 (Ê)	84	52
Bayview Commercial Asset Trust Series 2005-3A Class A1 0.520% due 11/25/35 (Ê)(Þ)	700	591
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 2.664% due 02/25/33 (Ê)	3	3
Series 2004-8 Class 2A1 3.064% due 11/25/34 (Ê)	351	347
Series 2004-9 Class 22A1 3.482% due 11/25/34 (Ê)	78	79
Series 2004-10 Class 22A1 2.976% due 01/25/35 (Ê)	75	74

	Principal Amount ($) or Shares	Fair Value $
Series 2005-2 Class A1 2.600% due 03/25/35 (Ê)	1,178	1,185
Series 2005-12 Class 13A1 5.375% due 02/25/36 (Ê)	73	71
Bear Stearns Alt-A Trust Series 2004-13 Class A1 0.940% due 11/25/34 (Ê)	1,512	1,494
Series 2005-4 Class 23A1 2.725% due 05/25/35 (Ê)	311	293
Series 2005-7 Class 22A1 2.925% due 09/25/35 (Ê)	200	175
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A4 4.715% due 02/11/41	3,451	3,501
Series 2005-T20 Class A4A 5.298% due 10/12/42	2,325	2,543
Series 2006-T22 Class A4 5.765% due 04/12/38	1,115	1,244
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR7 Class A3 5.116% due 02/11/41	890	950
Series 2007-PW15 Class A4 5.331% due 02/11/44	1,250	1,414
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.716% due 01/26/36	329	253
Series 2007-R6 Class 2A1 2.705% due 12/26/46 (Ê)	160	108
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	1,225	1,391
Citigroup Mortgage Loan Trust, Inc. Series 2005-3 Class 2A2B 2.695% due 08/25/35 (Ê)	319	185
Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	173	171
Series 2007-AR8 Class 2A1A 2.802% due 07/25/37 (Ê)	267	225
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.392% due 07/15/44	765	836
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	418	418
Series 2007-FL14 Class AJ 0.379% due 06/15/22 (Ê)(Þ)	3,373	3,331
Commercial Mortgage Trust Series 2001-J2A Class E 7.160% due 07/16/34 (Þ)	670	803
Series 2006-GG7 Class A4 6.061% due 07/10/38	665	753
Series 2013-CR6 Class A4 3.101% due 03/10/46	1,485	1,546

Russell Investment Grade Bond Fund	307

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Countrywide Asset-Backed Certificates Series 2005-IM1 Class A2 0.480% due 11/25/35 (Ê)	300	300
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.932% due 11/25/34 (Ê)	224	210
Series 2004-HYB9 Class 1A1 2.797% due 02/20/35 (Ê)	473	451
Series 2005-3 Class 1A2 0.490% due 04/25/35 (Ê)	736	609
Series 2005-HYB9 Class 3A2A 2.783% due 02/20/36 (Ê)	72	65
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CP4 Class D 6.610% due 12/15/35	444	442
Series 2003-C4 Class D 5.353% due 08/15/36	540	545
Series 2003-C5 Class D 5.116% due 12/15/36	680	699
Series 2004-C5 Class B 4.929% due 11/15/37	1,080	1,122
Series 2005-9 Class 2A1 5.500% due 10/25/35	617	622
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3 5.467% due 09/15/39	1,315	1,477
Series 2006-C5 Class A3 5.311% due 12/15/39	750	841
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,745
Series 2007-C3 Class A4 5.869% due 06/15/39	2,400	2,762
Series 2007-C5 Class A3 5.694% due 09/15/40	545	565
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,395
Series 2008-C1 Class A2FL 2.599% due 02/15/41 (Ê)(Þ)	1,814	1,865
Series 2008-C1 Class A3 6.253% due 02/15/41	1,570	1,853
CW Capital Cobalt, Ltd. Series 2007-C3 Class A4 5.985% due 05/15/46	1,700	1,995
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	690	794
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	1,112	1,114
Series 2012-EZ1 Class B 1.393% due 09/25/45 (Þ)	680	681
Series 2013-EZ2 Class A 0.853% due 02/25/45 (Þ)	1,111	1,111
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.920% due 08/25/35 (Ê)	952	745

	Principal Amount ($) or Shares	Fair Value $
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B 2.533% due 07/19/44 (Ê)	74	73
Extended Stay America Trust Series 2013-ESFL Class A1FL 1.002% due 12/05/31 (Ê)(Þ)	600	600
Series 2013-ESFL Class CFL 1.702% due 12/05/31 (Ê)(Þ)	340	340
Series 2013-ESH7 Class A27 2.958% due 12/05/31 (Þ)	1,100	1,128
Series 2013-ESH7 Class B7 3.604% due 12/05/31 (Þ)	170	174
Fannie Mae
5.500% due 2015	185	197
6.500% due 2015	1	1
7.000% due 2015	1	1
5.500% due 2016	108	115
6.000% due 2016	10	10
6.500% due 2016	25	26
5.000% due 2017	95	101
5.500% due 2017	275	294
6.000% due 2017	301	321
6.500% due 2017	59	63
7.500% due 2017	—	—
8.500% due 2017	1	1
5.000% due 2018	206	222
5.500% due 2018	945	1,014
6.500% due 2018	72	78
5.000% due 2019	447	481
6.500% due 2019	38	41
2.900% due 2020	1,042	1,122
3.375% due 2020	1,431	1,578
3.500% due 2020	703	747
3.975% due 2020	1,641	1,871
4.000% due 2020	170	183
4.399% due 2020	1,160	1,347
4.671% due 2020	1,570	1,841
4.762% due 2020	1,551	1,817
5.000% due 2020	220	236
5.500% due 2020	1,669	1,818
6.500% due 2020	17	19
4.000% due 2021	87	93
4.304% due 2021	1,136	1,325
5.500% due 2021	761	819
2.500% due 2022	2,702	2,843
4.500% due 2022	160	172
5.000% due 2022	183	197
5.500% due 2022	213	230
2.545% due 2023	1,543	1,600
4.500% due 2023	627	673
5.000% due 2023	360	387
5.500% due 2023	230	247
4.000% due 2024	30	32
4.500% due 2024	608	652
5.000% due 2024	47	51
5.500% due 2024	675	728
8.000% due 2024	36	43

308	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

8.500% due 2024	6	7
9.000% due 2024	2	2
3.500% due 2025	1,369	1,455
4.000% due 2025	1,490	1,593
4.500% due 2025	1,313	1,409
7.000% due 2025	7	8
8.000% due 2025	1	1
8.500% due 2025	15	16
3.000% due 2026	443	468
3.500% due 2026	4,586	4,958
4.000% due 2026	1,230	1,316
4.500% due 2026	78	84
6.000% due 2026	71	78
7.000% due 2026	14	16
9.000% due 2026	2	3
3.000% due 2027	321	340
3.500% due 2027	182	194
7.000% due 2027	2	2
9.000% due 2027	1	1
5.000% due 2028	342	370
5.635% due 2028	783	802
4.000% due 2030	147	158
8.000% due 2030	49	61
8.000% due 2031	47	57
3.000% due 2032	2,678	2,829
3.500% due 2032	2,058	2,197
6.000% due 2032	70	78
6.150% due 2032 (Ê)	343	368
8.000% due 2032	3	4
4.500% due 2033	1,607	1,760
5.000% due 2033	568	619
5.500% due 2033	844	937
6.000% due 2033	71	79
6.150% due 2033 (Ê)	260	279
6.500% due 2033	150	168
4.500% due 2034	35	38
5.000% due 2034	136	149
5.500% due 2034	1,694	1,862
6.000% due 2034	529	590
6.500% due 2034	273	317
2.552% due 2035 (Ê)	87	93
2.652% due 2035 (Ê)	233	248
4.500% due 2035	313	338
5.000% due 2035	4,322	4,698
5.500% due 2035	265	291
6.000% due 2035	938	1,048
5.000% due 2036	3,699	4,017
5.500% due 2036	2,802	3,065
6.000% due 2036	913	1,006
6.500% due 2036	462	516
5.000% due 2037	279	304
5.500% due 2037	129	140
6.000% due 2037	1,938	2,127
6.500% due 2037	379	427
5.000% due 2038	3,243	3,519
5.500% due 2038	1,406	1,532
6.000% due 2038	1,358	1,486
6.500% due 2038	458	526

	Principal Amount ($) or Shares	Fair Value $
4.500% due 2039	962	1,038
5.000% due 2039	934	1,011
5.500% due 2039	1,487	1,618
6.500% due 2039	118	132
4.000% due 2040	354	385
4.500% due 2040	2,742	2,960
5.000% due 2040	1,243	1,366
3.500% due 2041	1,676	1,807
4.000% due 2041	5,321	5,701
4.500% due 2041	2,652	2,865
5.000% due 2041	1,665	1,837
5.500% due 2041	900	979
4.000% due 2042	1,575	1,698
1.378% due 2044 (Ê)	57	58
15 Year TBA (Ï)
2.000%	2,845	2,916
2.500%	23,815	24,902
3.000%	9,285	9,806
3.500%	2,070	2,199
4.000%	1,225	1,309
4.500%	1,000	1,072
30 Year TBA (Ï)
2.500%	2,490	2,521
3.000%	99,545	103,943
3.500%	39,685	42,268
4.000%	18,250	19,532
4.500%	20,320	21,907
5.000%	17,705	19,168
5.500%	8,640	9,392
6.000%	12,535	13,692
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	281	37
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	431	30
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	471	33
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	700	86
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	152	14
Fannie Mae Grantor Trust Series 2002-T5 Class A1 0.440% due 05/25/32 (Ê)	357	351
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	70	80
Series 2003-32 Class FH 0.600% due 11/25/22 (Ê)	21	21
Series 2003-35 Class FY 0.600% due 05/25/18 (Ê)	238	239
Series 2005-117 Class LC 5.500% due 11/25/35	1,178	1,282

Russell Investment Grade Bond Fund	309

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-5 Class 3A2 2.581% due 05/25/35 (Ê)	30	32
Series 2007-30 Class AF 0.510% due 04/25/37 (Ê)	244	245
Series 2007-73 Class A1 0.260% due 07/25/37 (Ê)	192	182
Series 2009-70 Class PS Interest Only STRIP 6.550% due 01/25/37 (Ê)	5,848	820
Series 2009-96 Class DB 4.000% due 11/25/29	1,285	1,394
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	3,559	419
Series 2011-127 Class FA 0.650% due 12/25/41 (Ê)	489	493
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.105% due 12/25/42	34	39
Series 2004-W2 Class 5AF 0.550% due 03/25/44 (Ê)	185	179
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	391	450
Series 2011-M4 Class A2 3.726% due 06/25/21	260	289
Series 2012-M12 Class 1A 2.935% due 08/25/22	2,015	2,131
Series 2012-M15 Class A 2.745% due 10/25/22	1,562	1,624
FDIC Guaranteed Notes Trust Series 2010-S1 Class 1A 0.754% due 02/25/48 (Ê)(Þ)	349	349
Federal Home Loan Bank 4.500% due 07/01/41	152	163
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2010-K009 Class A2 3.808% due 08/25/20	1,955	2,199
Series 2011-K014 Class X1 Interest Only STRIP 1.441% due 04/25/21	4,647	385
Series 2011-K702 Class X1 Interest Only STRIP 1.719% due 02/25/18	314	20
Series 2011-K703 Class A1 1.873% due 01/25/18	655	674
Series 2012-K019 Class A2 2.272% due 03/25/22	400	405
Series 2012-K020 Class A2 2.373% due 05/25/22	1,510	1,538
Series 2012-K020 Class X1 Interest Only STRIP 1.612% due 05/25/22	7,727	821
Series 2012-K022 Class A2 2.355% due 07/25/22	1,930	1,959

	Principal Amount ($) or Shares	Fair Value $
Series 2012-K501 Class X1A Interest Only STRIP 1.877% due 08/25/16	20,087	854
Series 2012-K706 Class X1 Interest Only STRIP 1.732% due 10/25/18	9,012	694
Series 2013-K024 Class X1 Interest Only STRIP 1.026% due 09/25/22	8,199	555
Series 2013-K025 Class A1 1.875% due 04/25/22	508	524
Series 2013-KSMC Class A2 2.615% due 01/25/23	875	891
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.378% due 02/25/45 (Ê)	35	34
FHA Project Citi 68 NP 7.430% due 06/27/21	30	29
Freddie Mac 6.000% due 2016	45	47
9.000% due 2016	20	22
6.000% due 2017	110	119
8.000% due 2017	2	3
4.500% due 2018	221	235
5.000% due 2018	51	54
4.500% due 2019	69	73
5.000% due 2019	176	187
5.500% due 2019	196	211
6.000% due 2022	8	9
5.500% due 2024	294	314
9.000% due 2024	4	4
3.500% due 2025	2,421	2,598
6.500% due 2025	4	5
8.000% due 2025	6	7
9.000% due 2025	5	5
3.000% due 2026	210	222
9.000% due 2026	1	1
2.482% due 2027 (Ê)	11	12
2.500% due 2027	1,395	1,460
5.000% due 2027	4	4
6.500% due 2027	—	—
8.500% due 2027	21	26
5.000% due 2028	329	351
6.000% due 2028	355	387
6.500% due 2028	73	84
6.500% due 2029	89	102
2.533% due 2030 (Ê)	4	4
6.500% due 2031	135	158
5.500% due 2032	311	340
6.000% due 2032	31	34
6.500% due 2032	207	238
7.000% due 2032	140	161
7.500% due 2032	22	27
5.500% due 2033	149	163
6.000% due 2033	3	3
4.500% due 2034	90	96
5.000% due 2034	912	985

310	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

5.500% due 2034	456	496
6.000% due 2034	59	66
6.500% due 2034	54	62
5.000% due 2035	741	798
5.500% due 2035	655	712
6.000% due 2035	134	150
5.000% due 2036	223	244
5.500% due 2036	543	588
6.000% due 2036	206	227
5.000% due 2037	257	276
5.500% due 2037	336	363
5.775% due 2037 (Ê)	971	1,052
6.000% due 2037	470	512
5.000% due 2038	751	807
5.500% due 2038	2,666	2,879
6.000% due 2038	2,692	2,944
4.500% due 2039	641	686
5.500% due 2039	52	56
6.000% due 2039	235	256
4.000% due 2040	2,459	2,700
4.500% due 2040	1,827	1,958
5.000% due 2040	427	467
5.500% due 2040	187	201
6.000% due 2040	127	138
4.000% due 2041	7,914	8,684
4.500% due 2041	4,097	4,399
5.000% due 2041	1,452	1,575
3.000% due 2042	1,193	1,244
4.000% due 2042	939	1,003
4.500% due 2042	761	817
30 Year TBA (Ï) 3.000%	5,960	6,209
3.500%	3,545	3,732
4.000%	2,720	2,904
Freddie Mac REMICS Series 1991-1053 Class G 7.000% due 03/15/21	13	15
Series 1998-2104 Class ZM 6.000% due 12/15/28	150	169
Series 2000-2266 Class F 0.649% due 11/15/30 (Ê)	4	4
Series 2002-2533 Class Z 5.500% due 12/15/32	3,193	3,583
Series 2006-3123 Class HT 5.000% due 03/15/26	1,023	1,143
Series 2006-R006 Class ZA 6.000% due 04/15/36	2,737	3,070
Series 2007-3335 Class BF 0.349% due 07/15/19 (Ê)	219	219
Series 2007-3335 Class FT 0.349% due 08/15/19 (Ê)	303	303
Series 2009-3569 Class NY 5.000% due 08/15/39	3,600	4,225
Series 2010-3653 Class B 4.500% due 04/15/30	1,545	1,724
Series 2012-3989 Class BW 3.500% due 01/15/27	3,180	3,438

	Principal Amount ($) or Shares	Fair Value $
Series 2012-4019 Class JD 3.000% due 05/15/41	824	847
FREMF Mortgage Trust Series 2013-K24 Class B 3.623% due 11/25/45 (Þ)	1,150	1,150
GE Business Loan Trust Series 2003-2A Class A 0.569% due 11/15/31 (Ê)(Þ)	1,916	1,843
Ginnie Mae 5.000% due 05/21/43	1,000	1,090
Ginnie Mae I 8.000% due 2017	3	3
10.500% due 2020	3	3
8.000% due 2022	7	7
8.500% due 2022	7	8
8.500% due 2024	5	5
8.000% due 2025	13	13
9.000% due 2025	8	8
8.000% due 2026	31	36
3.000% due 2027	1,775	1,890
7.000% due 2029	2	2
8.000% due 2029	5	6
8.500% due 2029	18	18
8.000% due 2030	16	17
7.000% due 2031	139	167
7.000% due 2032	45	54
7.000% due 2033	13	15
30 Year TBA (Ï) 3.000%	5,230	5,565
5.000%	1,000	1,093
Ginnie Mae II 1.625% due 2027 (Ê)	20	21
1.750% due 2030 (Ê)	8	8
2.000% due 2030 (Ê)	51	53
7.500% due 2032	3	4
4.500% due 2038	405	446
4.500% due 2039	848	931
5.500% due 2039	338	370
3.500% due 2040 (Ê)	8,214	8,751
4.000% due 2040 (Ê)	1,476	1,582
4.000% due 2041	553	605
4.500% due 2041	3,450	3,809
5.500% due 2041	38	42
4.000% due 2042	3,772	4,106
4.500% due 2042	2,893	3,182
5.390% due 2059	1,248	1,383
5.245% due 2061	850	983
4.473% due 2062	2,902	3,327
4.564% due 2062	2,580	2,968
4.845% due 2062	402	457
4.519% due 2063	2,594	2,972
4.652% due 2063	392	455
4.661% due 2063	182	211
30 Year TBA (Ï) 3.000%	4,165	4,426
3.500%	7,295	7,908
4.000%	210	229
4.500%	590	646

Russell Investment Grade Bond Fund	311

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Government National Mortgage Association Series 1999-44 Class ZG 8.000% due 12/20/29	108	135
Series 2004-93 Class PC 5.000% due 04/16/34	2,650	2,834
Series 2007-12 Class C 5.278% due 04/16/41	1,095	1,252
Series 2007-26 Class SD Interest Only STRIP 6.600% due 05/16/37 (Ê)	4,185	673
Series 2010-74 Interest Only STRIP 1.158% due 03/16/50	11,973	573
Series 2010-116 Class MP 3.500% due 09/16/40	3,730	4,058
Series 2010-124 Class C 3.392% due 03/16/45	525	578
Series 2010-155 Interest Only STRIP 1.455% due 06/16/39	8,930	607
Series 2011-1 Class A 2.239% due 12/16/31	359	363
Series 2011-127 Interest Only STRIP 1.538% due 03/16/47	4,499	329
Series 2012-115 Class A 2.131% due 04/16/45	425	435
Series 2012-115 Class IO Interest Only STRIP 0.433% due 04/16/54	6,605	345
Series 2012-147 Class AE 1.750% due 07/16/47	1,292	1,302
Series 2012-H11 Class CI Interest Only STRIP 2.891% due 04/20/62	5,072	576
Series 2012-H23 Class FI Interest Only STRIP 0.779% due 10/20/62	6,579	231
Series 2013-40 Class IO Interest Only STRIP 1.085% due 06/16/54	5,424	419
Series 2013-H03 Class HI Interest Only STRIP 2.571% due 12/20/62	4,935	676
Series 2013-H06 Class HI Interest Only STRIP 2.936% due 01/20/63	10,552	1,457
Series 2013-H07 Class JL Interest Only STRIP 2.609% due 03/20/63	10,758	1,467
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.920% due 10/25/33 (Ê)	142	140
GS Mortgage Securities Corp. II Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	850	860

	Principal Amount ($) or Shares	Fair Value $
Series 2011-GC5 Class A4 3.707% due 08/10/44	1,210	1,333
Series 2012-GCJ9 Class A3 2.773% due 11/10/45	925	941
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF 0.600% due 06/25/34 (Ê)(Þ)	519	453
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.106% due 11/25/35 (Ê)	1,227	1,205
HarborView Mortgage Loan Trust Series 2004-4 Class 3A 1.329% due 06/19/34 (Ê)	76	75
Series 2005-4 Class 3A1 3.024% due 07/19/35 (Ê)	226	202
Series 2006-3 Class 1A1A 3.019% due 06/19/36 (Ê)	2,490	1,718
Homestar Mortgage Acceptance Corp. Series 2004-5 Class A1 0.650% due 10/25/34 (Ê)	2,647	2,602
Impac CMB Trust Series 2004-5 Class 1A1 0.920% due 10/25/34 (Ê)	319	311
IndyMac INDX Mortgage Loan Trust Series 2004-AR6 Class 5A1 2.598% due 10/25/34 (Ê)	1,461	1,409
Series 2005-AR15 Class A2 4.737% due 09/25/35 (Ê)	165	156
JPMorgan Chase Commercial Mortgage Securities Trust Series 2003-C1 Class D 5.192% due 01/12/37	207	207
Series 2003-PM1A Class B 5.539% due 08/12/40	680	686
Series 2004-LN2 Class B 5.315% due 07/15/41	500	512
Series 2005-LDP2 Class A3 4.697% due 07/15/42	10	10
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	820	848
Series 2006-LDP8 Class A4 5.399% due 05/15/45	1,055	1,194
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,300	1,486
Series 2007-CB20 Class ASB 5.688% due 02/12/51	948	1,033
JPMorgan Chase Commercial Mortgage Series 2004-LN2
JPMorgan Mortgage Trust 2005-A1 Series 2005-A1 Class 6T1 4.722% due 02/25/35 (Ê)	69	70
LB-UBS Commercial Mortgage Trust Series 2003-C5 Class C 4.762% due 04/15/37	360	361
Series 2004-C7 Class A1A 4.475% due 10/15/29	340	356
Series 2005-C3 Class A5 4.739% due 07/15/30	450	480

312	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-C6 Class A4 5.858% due 07/15/40	1,170	1,344
Mastr Alternative Loan Trust Series 2003-4 Class B1 5.844% due 06/25/33	214	189
Series 2004-10 Class 5A6 5.750% due 09/25/34	384	390
Merrill Lynch Floating Trust Series 2008-LAQA Class A2 0.738% due 07/09/21 (Ê)(Þ)	3,900	3,865
Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A10 Class A 0.410% due 02/25/36 (Ê)	183	164
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	1,024	1,037
Series 2005-CIP1 Class AM 5.107% due 07/12/38	965	1,048
Series 2008-C1 Class A4 5.690% due 02/12/51	1,385	1,622
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.200% due 10/25/35 (Ê)	94	94
Series 2005-3 Class 4A 0.450% due 11/25/35 (Ê)	40	37
ML-CFC Commercial Mortgage Trust Series 2007-5 Class A4 5.378% due 08/12/48	2,000	2,276
Series 2007-7 Class A4 5.810% due 06/12/50	2,760	3,166
Series 2007-8 Class ASB 6.064% due 08/12/49	690	731
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class AS 3.214% due 02/15/46	725	743
Morgan Stanley Capital I Trust Series 2003-T11 Class A4 5.150% due 06/13/41	327	327
Morgan Stanley Capital I, Inc. Series 2004-IQ7 Class A4 5.542% due 06/15/38	328	340
Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,187
Series 2005-T19 Class A4A 4.890% due 06/12/47	1,205	1,302
Series 2006-T21 Class A4 5.162% due 10/12/52	1,135	1,242
Series 2006-T23 Class A4 5.995% due 08/12/41	1,310	1,492
Series 2007-IQ16 Class A4 5.809% due 12/12/49	400	470
Series 2011-C3 Class A2 3.224% due 07/15/49	400	428
Series 2011-C3 Class A4 4.118% due 07/15/49	235	266

	Principal Amount ($) or Shares	Fair Value $
Morgan Stanley Mortgage Loan Trust Series 2004-6AR Class 1A 0.650% due 07/25/34 (Ê)	1,832	1,801
Motel 6 Trust Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Þ)	1,100	1,111
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Þ)	750	758
Series 2012-MTL6 Class XA1
Interest Only STRIP
3.171% due 10/05/25 (Þ)	6,760	326
NorthStar Mortgage Trust Series 2012-1 Class A 1.400% due 08/25/29 (Ê)(Þ)	581	581
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	910	1,061
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.600% due 02/25/34 (Ê)	46	44
Series 2004-CL1 Class 2A2 0.600% due 02/25/19 (Ê)	2	2
Prudential Commercial Mortgage Series 2003-PWR1 Class D 4.775% due 02/11/36 (Þ)	12	12
RALI Trust Series 2005-QA10 Class A41 3.829% due 09/25/35 (Ê)	526	417
Series 2005-QO3 Class A1 0.600% due 10/25/45 (Ê)	567	414
Series 2006-QO7 Class 3A2 0.405% due 09/25/46 (Ê)	799	535
RIAL Series 2013-LT2 Class A 2.833% due 05/22/28 (Þ)	528	529
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	47	51
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS Class 1A1 0.520% due 10/25/35 (Ê)	275	233
Structured Asset Mortgage Investments Series 2005-AR5 Class A2 0.449% due 07/19/35 (Ê)	195	183
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.591% due 11/25/33 (Ê)	1,399	1,419
Series 2006-11 Class A1 2.739% due 10/28/35 (Ê)(Þ)	71	62
Wachovia Bank Commercial Mortgage Trust Series 2003-C5 Class B 4.107% due 06/15/35	107	107
Series 2006-WL7A Class A2 0.320% due 09/15/21 (Ê)(Þ)	498	492
Series 2007-WHL8 Class A1 0.279% due 06/15/20 (Ê)(Þ)	76	75

Russell Investment Grade Bond Fund	313

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates Series 2003-C
Series 2003-C9 Class B 5.109% due 12/15/35	290	297
Washington Mutual Mortgage Pass Through Certificates Series 2003-AR9 Class 1A7 2.429% due 09/25/33 (Ê)	65	67
Series 2003-AR10 Class A7 2.505% due 10/25/33 (Ê)	584	600
Series 2005-AR13 Class A1A1 0.490% due 10/25/45 (Ê)	65	61
Series 2007-OA2 Class 2A 0.877% due 01/25/47 (Ê)	287	169
Wells Fargo Mortgage Backed Securities Trust Series 2003-17 Class 2A10 5.500% due 01/25/34	760	797
Series 2004-CC Class A1 2.619% due 01/25/35 (Ê)	191	190
Series 2006-2 Class 2A3 5.500% due 03/25/36	251	248
Series 2006-AR2 Class 2A1 2.640% due 03/25/36	303	306
Series 2006-AR8 Class 1A3 2.679% due 04/25/36 (Ê)	1,385	1,367
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	1,105	1,213

		676,035

Municipal Bonds - 1.5%
Brazos Higher Education Authority Revenue Bonds 0.584% due 12/26/24 (Ê)	338	314
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	775	994
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	600	725
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	200	290
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	65	65
Los Angeles Community College District General Obligation Unlimited 6.750% due 08/01/49	5,000	7,283
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	100	139
Massachusetts School Building Authority Revenue Bonds 5.468% due 06/15/27	5,000	6,172

	Principal Amount ($) or Shares		Fair Value $
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57		180	216
7.055% due 04/01/57		1,410	1,646
New York City Water & Sewer System Revenue Bonds 6.491% due 06/15/42		1,700	2,075
New York State Dormitory Authority Revenue Bonds 5.000% due 03/15/34		2,000	2,316
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		300	365
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40		500	583
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		255	244
South Carolina Student Loan Corp. Revenue Bonds 0.407% due 12/01/20 (Ê)		900	893
State of California General Obligation Unlimited 6.200% due 10/01/19		345	425
6.650% due 03/01/22		850	1,092
7.500% due 04/01/34		100	144
7.550% due 04/01/39		425	636
7.600% due 11/01/40		625	948
State of Illinois General Obligation Unlimited 5.665% due 03/01/18		900	1,024
4.350% due 06/01/18		1,070	1,145
5.877% due 03/01/19		335	386
5.100% due 06/01/33		875	878
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		470	411

			31,409

Non-US Bonds - 3.4%
Asset-Backed European Securitisation Transaction Series 2011-6 Class A1 1.593% due 03/15/18 (Ê)	GBP	82	127
Bumper 2 SA Series 2011-2 Class A 1.368% due 02/23/23 (Ê)	EUR	4,061	5,388
Canadian Government Bond 2.750% due 06/01/22	CAD	1,750	1,908
Chester Asset Receivables Dealings PLC Series 2004-1 Class A 0.700% due 04/15/16 (Ê)	GBP	800	1,241
Fosse Master Issuer PLC Series 2011-1X Class A7 1.610% due 10/18/54 (Ê)	EUR	3,000	4,049

314	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Granite Master Issuer PLC Series 2005-2 Class A5 0.398% due 12/20/54 (Ê)	EUR	788	1,023
Series 2005-2 Class A7 0.813% due 12/20/54 (Ê)	GBP	217	331
Series 2005-4 Class A5 0.318% due 12/20/54 (Ê)	EUR	1,021	1,326
Series 2006-4 Class A7 0.338% due 12/20/54 (Ê)	EUR	402	522
Granite Mortgages 04-2 PLC Series 2004-2 Class 3A 0.827% due 06/20/44 (Ê)	GBP	2,576	3,951
HIGHWAY BV Series 2012-1 Class A 1.218% due 03/26/24 (Ê)	EUR	4,000	5,295
Holmes Master Issuer PLC Series 2010-1X Class A4 1.711% due 10/15/54 (Ê)	EUR	8,000	10,819
Hyde Park CDO BV Series 2006-1A Class A1 0.568% due 06/14/22 (Ê)(Þ)	EUR	986	1,271
Italy Buoni Poliennali Del Tesoro 2.500% due 03/01/15	EUR	3,400	4,571
4.500% due 07/15/15	EUR	5,000	6,983
3.750% due 04/15/16	EUR	1,500	2,082
3.750% due 08/01/16	EUR	200	277
4.750% due 09/15/16	EUR	800	1,143
4.000% due 02/01/17	EUR	400	558
4.750% due 05/01/17	EUR	500	714
Series CPI 1.700% due 09/15/18	EUR	100	131
Junta de Castilla y Leon 6.270% due 02/19/18	EUR	800	1,157
6.505% due 03/01/19	EUR	700	1,028
Mexican Bonos Series M 20 12.500% due 11/30/17	MXN	17,300	2,123
Province of British Columbia 4.300% due 06/18/42	CAD	100	116
Province of Ontario Canada 4.300% due 03/08/17	CAD	100	109
4.200% due 06/02/20	CAD	700	788
4.000% due 06/02/21	CAD	400	446
3.150% due 06/02/22	CAD	2,100	2,196
4.700% due 06/02/37	CAD	400	479
4.600% due 06/02/39	CAD	300	356
Province of Quebec Canada 4.500% due 12/01/17	CAD	200	223
4.500% due 12/01/18	CAD	400	452
4.250% due 12/01/21	CAD	1,200	1,353
3.500% due 12/01/22	CAD	2,000	2,129
Silenus European Loan Conduit NO 25, Ltd. Series 2007-25X Class A 0.376% due 05/15/19 (Ê)	EUR	35	43
Spain Government Bond 3.000% due 04/30/15	EUR	100	135
3.150% due 01/31/16	EUR	800	1,081

	Principal Amount ($) or Shares		Fair Value $
Titrisocram Series 2012-1 Class A 1.088% due 03/25/22 (Ê)	EUR	1,090	1,445

			69,369

United States Government Agencies - 2.6%
Fannie Mae 0.500% due 01/29/16		3,105	3,107
5.250% due 09/15/16		145	168
5.000% due 05/11/17		200	235
5.375% due 06/12/17		100	120
7.125% due 01/15/30		240	377
7.250% due 05/15/30		230	367
6.625% due 11/15/30		415	630
Federal Farm Credit Banks 5.125% due 08/25/16		310	358
0.166% due 09/19/14 (Ê)		2,010	2,010
Federal Home Loan Banks 1.790% due 05/16/19		450	450
Federal Home Loan Mortgage Corp. 0.625% due 12/29/14		3,510	3,533
0.600% due 03/28/16		1,560	1,562
2.500% due 05/27/16		390	415
2.000% due 08/25/16		2,815	2,956
1.000% due 03/08/17		200	203
1.000% due 06/29/17		1,300	1,318
1.000% due 09/29/17		400	405
0.875% due 03/07/18		1,565	1,571
1.750% due 05/30/19		700	726
1.250% due 10/02/19		700	703
1.375% due 05/01/20		875	878
2.375% due 01/13/22		4,360	4,584
Series 0001 0.550% due 02/27/15		775	777
Federal National Mortgage Association 0.500% due 10/22/15		1,490	1,491
0.650% due 03/28/16		2,335	2,338
0.500% due 03/30/16		6,000	6,015
2.375% due 04/11/16		215	228
1.125% due 04/27/17		700	714
0.875% due 10/26/17		3,700	3,725
0.875% due 02/08/18		100	100
1.600% due 12/24/20		1,205	1,202
6.000% due 04/18/36		95	109
Series 1 0.500% due 09/28/15		7,970	7,999
Freddie Mac 5.050% due 01/26/15		690	747
6.250% due 07/15/32		115	172
Tennessee Valley Authority 6.150% due 01/15/38		345	493

			52,786

United States Government Treasuries - 23.1%
United States Treasury Principal Only STRIP Zero coupon due 11/15/27		2,200	1,542

Russell Investment Grade Bond Fund	315

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

United States Treasury Inflation Indexed Bonds 2.000% due 07/15/14 (Æ)	1,022	1,066
0.500% due 04/15/15 (Æ)	2,945	3,051
0.125% due 04/15/16 (Æ)	2,403	2,517
0.125% due 04/15/17 (Æ)	8,257	8,791
0.125% due 04/15/18 (Æ)	3,856	4,156
2.125% due 01/15/19	324	392
1.875% due 07/15/19	435	528
1.375% due 01/15/20	537	635
1.250% due 07/15/20 (Æ)	639	758
1.125% due 01/15/21	106	125
0.625% due 07/15/21 (Æ)	309	353
0.125% due 01/15/22	205	223
0.125% due 07/15/22 (Æ)	2,019	2,201
2.375% due 01/15/25 (Æ)	9,728	13,086
2.000% due 01/15/26 (Æ)	585	767
2.375% due 01/15/27 (Æ)	7,941	10,954
1.750% due 01/15/28 (Æ)	6,094	7,871
2.500% due 01/15/29 (Æ)	1,946	2,763
2.125% due 02/15/41 (Æ)	2,146	3,140
United States Treasury Notes 0.250% due 04/30/14	30,000	30,032
0.625% due 07/15/14	4,535	4,560
0.250% due 09/15/14	20,975	20,995
2.375% due 10/31/14	470	485
0.250% due 01/15/15	9,940	9,948
0.250% due 03/31/15	17,560	17,574
0.125% due 04/30/15	7,620	7,607
0.375% due 06/15/15	16,200	16,249
0.375% due 11/15/15	6,130	6,145
0.375% due 01/15/16	8,250	8,269
2.000% due 04/30/16	255	268
1.500% due 06/30/16	9,185	9,519
1.000% due 08/31/16	2,785	2,843
1.000% due 10/31/16	4,805	4,905
0.875% due 02/28/17	7,655	7,776
0.625% due 05/31/17	920	925
0.750% due 06/30/17	12,060	12,173
2.375% due 07/31/17	1,600	1,724
1.875% due 08/31/17	2,030	2,147
1.875% due 09/30/17	10,670	11,284
0.750% due 10/31/17	3,235	3,259
0.750% due 12/31/17	10,850	10,918
0.875% due 01/31/18	2,000	2,023
3.500% due 02/15/18	3,750	4,260
0.750% due 02/28/18	4,300	4,322
0.750% due 03/31/18	13,165	13,223
0.625% due 04/30/18	16,710	16,667
2.625% due 04/30/18	1,515	1,661
1.375% due 09/30/18	11,255	11,623
1.375% due 02/28/19	4,330	4,462
1.125% due 05/31/19	9,700	9,830
1.000% due 08/31/19	12,700	12,729
1.000% due 09/30/19	4,900	4,907
1.250% due 10/31/19	1,700	1,728
1.000% due 11/30/19	6,700	6,695

	Principal Amount ($) or Shares	Fair Value $
1.125% due 12/31/19	400	402
1.375% due 01/31/20	4,400	4,493
1.250% due 02/29/20	2,000	2,024
1.125% due 03/31/20	8,835	8,856
1.125% due 04/30/20	500	500
3.500% due 05/15/20	560	652
2.625% due 08/15/20	8,580	9,465
3.125% due 05/15/21	3,685	4,196
2.125% due 08/15/21	2,025	2,143
2.000% due 02/15/22	1,000	1,042
1.750% due 05/15/22	800	814
1.625% due 08/15/22	12,125	12,160
1.625% due 11/15/22	12,265	12,248
2.000% due 02/15/23	16,610	17,095
6.000% due 02/15/26	125	181
6.500% due 11/15/26	480	730
6.125% due 11/15/27	1,865	2,780
5.375% due 02/15/31	5,350	7,645
4.500% due 02/15/36	140	184
4.375% due 02/15/38	3,245	4,213
3.500% due 02/15/39	3,845	4,356
4.375% due 05/15/40	1,745	2,276
3.875% due 08/15/40	2,250	2,712
3.125% due 11/15/41	2,010	2,114
2.750% due 08/15/42	8,505	8,259
2.750% due 11/15/42	16,635	16,136

		476,330

Total Long-Term Investments (cost $1,806,737)		1,858,217

Preferred Stocks - 0.3%
Financial Services - 0.3%
CoBank ACB (Å)	70,000	3,870
DG Funding Trust (Å)	392	2,862

		6,732

Total Preferred Stocks (cost $8,014)		6,732

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD 0.450%/USD Three Month LIBOR Mar 2018 0.00 Put (2)	4,370	246
USD 0.450%/USD Three Month LIBOR Apr 2018 0.00 Put (1)	2,810	160
USD 2.650%/USD Three Month LIBOR Mar 2014 0.00 Put (1)	3,540	37

Total Options Purchased (cost $557)		443

316	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Short-Term Investments - 24.1%
Abbey National Treasury Services PLC
1.602% due 06/10/13 (ç)(ž)	3,500	3,500
2.875% due 04/25/14	775	789
Altria Group, Inc. 8.500% due 11/10/13	220	229
American Express Credit Corp. 5.875% due 05/02/13	500	500
American International Group, Inc. 3.750% due 11/30/13 (Þ)	200	204
AmeriCredit Automobile Receivables Trust Series 2012-5 Class A1 0.270% due 12/09/13	558	558
Series 2013-1 Class A1 0.240% due 02/10/14	549	549
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	608
Apache Corp. 6.000% due 09/15/13	460	469
Appalachian Power Co. 0.665% due 08/16/13 (Ê)	3,900	3,903
ARI Fleet Lease Trust Series 2013-A Class A1 0.260% due 04/15/14 (Þ)	1,020	1,020
Australia & New Zealand Banking Group, Ltd. 1.143% due 05/08/13 (Å)(Ê)	700	700
Banco Santander Brasil SA 3.100% due 10/01/13 (ž)	1,100	1,094
2.380% due 03/18/14 (Ê)(Þ)	900	898
Banque PSA Finance SA Series 144a 2.182% due 04/04/14 (Å)(Ê)	700	694
BMW Vehicle Lease Trust Series 2013-1 Class A1 0.200% due 01/21/14	877	877
BNP Paribas SA Series BKNT 1.179% due 01/10/14 (Ê)	1,200	1,205
BP Capital Markets PLC 5.250% due 11/07/13	650	666
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	666
Caterpillar, Inc. 0.459% due 05/21/13 (Ê)	1,400	1,400
Citigroup, Inc. 5.850% due 07/02/13	100	101
Credit Suisse USA, Inc. 5.500% due 08/15/13	115	117
Daimler Finance NA LLC 1.608% due 07/11/13 (Ê)(Þ)	3,600	3,606
1.480% due 09/13/13 (Ê)(Þ)	500	502
1.059% due 04/10/14 (Ê)(Þ)	400	402
Dexia Credit Local SA 0.756% due 04/29/14 (Ê)(Þ)	1,700	1,690
Electricite de France SA 5.500% due 01/26/14 (Å)	400	414

	Principal Amount ($) or Shares	Fair Value $
Enterprise Fleet Financing LLC Series 2013-1 Class A1 0.260% due 03/20/14 (Þ)	1,465	1,465
Enterprise Products Operating LLC Series O 9.750% due 01/31/14	830	886
Fannie Mae 5.000% due 05/13/13 (ç)	1,000	1,081
6.500% due 07/01/13	—	—
6.500% due 09/01/13	1	—
5.500% due 12/01/13	1	1
Federal Home Loan Banks 0.875% due 12/27/13	680	683
0.250% due 04/15/14	3,260	3,260
Federal National Mortgage Association Discount Notes Zero coupon due 05/15/13 (ç)(ž)	7,640	7,640
FIH Erhvervsbank A/S 0.650% due 06/13/13 (Ê)(Þ)	5,900	5,903
Freddie Mac Discount Notes Zero coupon due 07/16/13 (ž)	2,780	2,780
Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/25/14	200	216
GE Equipment Transportation LLC Series 2012-2 Class A1 0.260% due 10/24/13	433	433
Series 2013-1 Class A1 0.260% due 03/24/14	1,136	1,136
General Electric Capital Corp. Series EMTN 0.419% due 03/20/14 (Ê)	800	800
Goldman Sachs Group, Inc. (The) 4.750% due 07/15/13	300	303
Hewlett-Packard Co. 0.568% due 05/24/13 (Ê)	1,900	1,900
Honda Auto Receivables Series 2011-3 Class A2 0.670% due 04/21/14	4	4
Series 2013-1 Class A1 0.200% due 01/21/14	1,400	1,400
Hyundai Auto Lease Securitization Series 2013-A Class A1 0.230% due 03/17/14 (Þ)	1,147	1,147
Hyundai Auto Receivables Trust Series 2012-C Class A1 0.230% due 10/15/13	693	693
Series 2013-A Class A1 0.200% due 02/18/14	1,130	1,130
International Lease Finance Corp. 5.625% due 09/20/13	400	406
Intesa Sanpaolo SpA 2.688% due 02/24/14 (Ê)(Þ)	700	704
JPMorgan Chase & Co. 5.375% due 01/15/14	475	492
Kinder Morgan Energy Partners, LP 5.000% due 12/15/13	115	118

Russell Investment Grade Bond Fund	317

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Mondelez International, Inc. 2.625% due 05/08/13	4,900		4,901
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	600		603
0.998% due 04/11/14 (Ê)(Þ)	2,100		2,114
New Jersey Economic Development Authority Revenue Bonds 1.280% due 06/15/13 (Ê)	1,100		1,101
RBS Holdings USA, Inc. 0.351% due 08/20/13 (ž)	3,095		3,092
Russell U.S. Cash Management Fund	376,137,680	(¥)	376,138
Santander Drive Auto Receivables Trust Series 2012-6 Class A1 0.300% due 10/15/13	614		614
Series 2013-1 Class A1 0.260% due 01/15/14	2,126		2,127
Series 2013-2 Class A1 0.260% due 03/17/14	1,923		1,923
SLM Corp. 0.533% due 06/17/13 (Ê)	650		855
SMART Trust Series 2012-4US Class A1 0.290% due 10/14/13	86		86
Series 2013-1US Class A1 0.230% due 01/14/14	2,161		2,162
UBS Finance (Delaware), LLC 0.230% due 06/21/13 (ç)(ž)	2,960		2,959
United States Treasury Bills 0.073% due 05/23/13 (ç)(ž)	35		35
0.082% due 05/23/13	15		15
0.073% due 08/22/13 (ž)	10		10
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/14	1,218		1,243
1.250% due 04/15/14 (Æ)	2,692		2,746
United States Treasury Notes 1.000% due 01/15/14	18,300		18,414
Verizon Communications, Inc. Series FRN 0.894% due 03/28/14 (Ê)	500		502
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1 0.200% due 03/20/14	3,706		3,706
Volvo Financial Equipment LLC. Series 2013-1A Class A1 0.260% due 04/15/14 (Þ)	2,561		2,561
Wachovia Corp. 5.500% due 05/01/13 (ç)	1,800		1,800
Westlake Automobile Receivables Trust Series 2012-1A Class A1 0.426% due 09/16/13 (Þ)	157		157
WM Wrigley Jr Co. 3.050% due 06/28/13 (Å)	5,000		5,015

Total Short-Term Investments (cost $494,919)			496,821

	Principal Amount ($) or Shares	Fair Value $
Repurchase Agreements - 0.9%
Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $18,400 dated April 30, 2013 at 0.180% to be repurchased at $18,400 on May 1, 2013 collateralized by: $19,133 par various United States Treasury Obligations, valued at $18,613.	18,400	18,400

Total Repurchase Agreements (cost $18,400)		18,400

Total Investments - 115.3% (identified cost $2,328,627)		2,380,613

Other Assets and Liabilities, Net - (15.3%)		(316,221)

Net Assets - 100.0%		2,064,392

See accompanying notes which are an integral part of the financial statements.

318	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.1%
Alm Loan Funding	10/04/12	750,000	100.00	750	753
Australia & New Zealand Banking Group, Ltd.	06/15/11	700,000	100.00	700	700
Banque PSA Finance SA	03/28/11	700,000	100.00	700	694
Barrick Gold Corp.	04/29/13	1,890,000	100.06	1,890	1,894
CoBank ACB	03/23/11	70,000	55.20	3,864	3,870
DG Funding Trust	11/04/03	392	10,587.25	4,150	2,862
EADS Finance BV	04/09/13	1,580,000	99.75	1,576	1,590
Electricite de France SA	01/21/09	400,000	99.93	400	414
GSPA Monetization Trust	10/01/10	671,831	100.92	678	705
Neptune Finance CCS, Ltd.	10/12/12	750,000	98.24	737	747
Ras Laffan Liquefied Natural Gas Co., Ltd. III	03/09/10	756,210	103.58	783	817
Westpac Banking Corp.	08/12/10	2,000,000	102.34	2,047	2,084
WM Wrigley Jr Co.	07/08/10	5,000,000	100.05	5,002	5,015

					22,145

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	319

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	6	EUR	1,495	12/14	7
Eurodollar Futures (CME)	3	USD	748	09/13	1
Eurodollar Futures (CME)	4	USD	997	12/13	1
Eurodollar Futures (CME)	125	USD	31,112	12/14	14
Eurodollar Futures (CME)	13	USD	3,234	03/15	4
Eurodollar Futures (CME)	239	USD	59,412	06/15	162
Eurodollar Futures (CME)	37	USD	9,190	09/15	27
Eurodollar Futures (CME)	120	USD	29,774	12/15	44
Eurodollar Futures (CME)	28	USD	6,939	03/16	12
Eurodollar Futures (CME)	3	USD	742	06/16	1
Eurodollar Futures (CME)	2	USD	494	09/16	1
Three Month Euribor Interest Rate Futures (Germany)	4	EUR	996	03/15	2
Three Month Euribor Interest Rate Futures (Germany)	6	EUR	1,494	06/15	4
United States Treasury 30 Year Bond Futures	71	USD	10,535	06/13	249
United States Treasury 2 Year Note Futures	72	USD	15,885	06/13	12
United States Treasury 5 Year Note Futures	133	USD	16,577	06/13	87
United States Treasury 10 Year Note Futures	155	USD	20,671	06/13	205
United States Treasury Ultra Long-Term Bond Futures	18	USD	2,958	06/13	61

Short Positions
Eurodollar Futures (CME)	120	USD	29,773	12/15	(18)
United States Treasury 30 Year Bond Futures	2	USD	297	06/13	(8)
United States Treasury 10 Year Note Futures	61	USD	8,135	06/13	(51)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					817

See accompanying notes which are an integral part of the financial statements.

320	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Cross Currency Options USD/JPY	Put	1	95.00	USD	900	07/05/13	(9)
Inflationary Floor Options	Call	1	0.00	USD	1,930	11/23/20	(5)
Inflationary Floor Options	Put	1	0.00	USD	1,600	03/12/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	04/07/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	09/29/20	(1)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		3,100	03/12/14	(7)
USD Three Month LIBOR/USD 0.700%	Call	1	0.00		9,500	07/18/13	(3)
USD Three Month LIBOR/USD 0.750%	Call	1	0.00		1,400	09/03/13	(1)
USD Three Month LIBOR/USD 1.800%	Call	1	0.00		1,100	07/29/13	(6)
USD Three Month LIBOR/USD 1.800%	Call	6	0.00		5,300	07/29/13	(30)
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		3,100	03/12/14	(3)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		9,500	07/18/13	(22)
USD 1.150%/USD Three Month LIBOR	Put	1	0.00		2,100	07/24/13	—
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		4,900	07/11/13	—
USD 1.250%/USD Three Month LIBOR	Put	1	0.00		1,400	09/03/13	(2)
USD 1.400%/USD Three Month LIBOR	Put	1	0.00		1,700	09/03/13	(2)
USD 1.700%/USD Three Month LIBOR	Put	2	0.00		900	07/24/13	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		7,200	05/28/13	—
USD 2.650%/USD Three Month LIBOR	Put	6	0.00		5,300	07/29/13	(3)
USD 2.650%/USD Three Month LIBOR	Put	1	0.00		1,100	07/29/13	—

Total Liability for Options Written (premiums received $256)							(98)

Transactions in options written contracts for the period ended April 30, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	23	$384
Opened	97	191
Closed	(49)	(307)
Expired	(36)	(12)

Outstanding April 30, 2013	35	$256

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	321

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	AUD	1,716	USD	1,760	05/16/13	(17)
Bank of America	CAD	1,862	USD	1,824	05/16/13	(24)
Bank of America	EUR	48,224	USD	62,102	05/02/13	(1,407)
Bank of America	EUR	9,821	USD	12,858	05/16/13	(77)
Bank of America	NOK	29,590	USD	5,152	05/16/13	24
Barclays Bank PLC	USD	2,691	EUR	2,060	05/02/13	22
Barclays Bank PLC	USD	100	MYR	304	07/15/13	(1)
Barclays Bank PLC	USD	100	MYR	304	07/15/13	—
Barclays Bank PLC	USD	14,472	SGD	17,893	05/16/13	56
Barclays Bank PLC	AUD	4,182	USD	4,295	05/16/13	(36)
Barclays Bank PLC	GBP	1,192	USD	1,793	06/12/13	(58)
Barclays Bank PLC	JPY	49,675	USD	500	05/02/13	(10)
BNP Paribas SA	USD	57,005	EUR	43,867	05/02/13	766
BNP Paribas SA	USD	2,250	EUR	1,730	06/04/13	29
BNP Paribas SA	USD	506	JPY	49,600	05/02/13	3
BNP Paribas SA	USD	30	MXN	360	06/27/13	—
BNP Paribas SA	EUR	43,867	USD	57,018	06/04/13	(765)
BNP Paribas SA	JPY	49,600	USD	506	07/18/13	(3)
BNP Paribas SA	MXN	360	USD	30	05/03/13	—
Citibank	USD	401	EUR	312	05/02/13	10
Citibank	USD	417	EUR	320	05/02/13	4
Citibank	SGD	11,894	USD	9,642	05/16/13	(15)
Credit Suisse First Boston	USD	2,276	BRL	4,509	06/04/13	(31)
Credit Suisse First Boston	USD	630	EUR	490	05/02/13	16
Credit Suisse First Boston	USD	4,723	EUR	3,642	05/16/13	74
Credit Suisse First Boston	USD	481	EUR	370	06/04/13	6
Credit Suisse First Boston	USD	331	GBP	218	06/12/13	8
Deutsche Bank AG	USD	9,718	EUR	7,440	05/16/13	81
Deutsche Bank AG	CAD	8,580	USD	8,333	06/20/13	(173)
Deutsche Bank AG	EUR	465	USD	597	05/02/13	(16)
Deutsche Bank AG	NOK	5,744	USD	972	05/16/13	(24)
Deutsche Bank AG	SGD	5,967	USD	4,837	05/16/13	(8)
Goldman Sachs	USD	4,313	JPY	420,451	05/16/13	1
Goldman Sachs	EUR	12,096	USD	15,836	05/16/13	(95)
Goldman Sachs	NOK	25,918	USD	4,521	05/16/13	28
JPMorgan Chase Bank	USD	1,048	EUR	800	05/02/13	6
JPMorgan Chase Bank	JPY	163,224	USD	1,668	05/15/13	(6)
Morgan Stanley & Co., Inc.	USD	300	MXN	3,725	06/27/13	5
Morgan Stanley & Co., Inc.	JPY	19,900	USD	203	07/18/13	(1)
Royal Bank of Canada	USD	681	EUR	520	05/02/13	4
Royal Bank of Canada (UK)	USD	9,543	CAD	9,692	05/16/13	74
Royal Bank of Scotland PLC	USD	548	EUR	420	05/02/13	5
Royal Bank of Scotland PLC	AUD	2,992	USD	3,069	05/16/13	(30)
Royal Bank of Scotland PLC	EUR	100	USD	130	05/02/13	(1)
Royal Bank of Scotland PLC	GBP	200	USD	300	06/12/13	(10)
Skandinaviska Enskilda Bank	CAD	8,049	USD	7,885	05/16/13	(102)
Skandinaviska Enskilda Bank	NOK	22,694	USD	3,841	05/16/13	(92)
UBS AG	USD	512	AUD	497	05/16/13	3
UBS AG	USD	1,143	EUR	879	05/16/13	14
UBS AG	USD	200	MXN	2,427	06/27/13	(1)
UBS AG	USD	1,768	MXN	22,758	06/27/13	98
UBS AG	USD	1,239	NOK	7,290	05/16/13	24
Westpac Banking Corp.	GBP	3,012	USD	4,528	06/12/13	(149)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,791)

See accompanying notes which are an integral part of the financial statements.

322	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Bank of America	USD	72,107	1 Month LIBOR plus 0.120%	03/01/14	(20)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	25,310	1 Month LIBOR plus 0.140%	09/01/13	(8)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	20,248	1 Month LIBOR plus 0.165%	09/01/13	—
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	25,310	1 Month LIBOR plus 0.200%	09/01/13	(9)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	20,221	1 Month LIBOR plus 0.140%	10/01/13	(6)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	20,218	1 Month LIBOR plus 0.120%	03/01/14	(6)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	10,161	1 Month LIBOR plus 0.120%	03/01/14	(3)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $ - (å)						(52)

Interest Rate Swap Contracts

Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	BRL	400	8.860%	Brazil Interbank Deposit Rate	01/02/17	3
Bank of America	MXN	600	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	2
Barclays Bank	MXN	28,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	92
Barclays Bank	MXN	9,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	28
Barclays Bank	USD	3,420	3.145%	Three Month LIBOR	03/15/26	105
Barclays Bank	USD	695	Three Month LIBOR	2.481%	11/15/27	8
Barclays Bank	USD	695	Three Month LIBOR	2.417%	11/15/27	(2)
Barclays Bank	USD	1,530	Three Month LIBOR	3.490%	03/15/46	(89)
Citibank	USD	1,390	Three Month LIBOR	2.714%	08/15/42	19
Citigroupglobal Markets	USD	1,600	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	12
Goldman Sachs	BRL	300	9.095%	Brazil Interbank Deposit Rate	01/02/17	2
Goldman Sachs	USD	3,820	2.804%	Three Month LIBOR	04/09/26	(4)
Goldman Sachs	USD	1,720	Three Month LIBOR	3.125%	04/09/46	24
HSBC	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	6
HSBC	BRL	400	8.950%	Brazil Interbank Deposit Rate	01/02/17	2
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	3
Morgan Stanley	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	5
Morgan Stanley	MXN	46,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	146
Morgan Stanley	MXN	1,500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	11
Morgan Stanley	MXN	2,100	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	5

Morgan Stanley	USD	17,700	Three Month LIBOR	2.750%	06/19/43	315
UBS	USD	32,500	1.500%	Three Month LIBOR	03/18/16	283
UBS	BRL	200	8.900%	Brazil Interbank Deposit Rate	01/02/17	1

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,324 (å)						977

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

American International Group, Inc.	Bank of America	0.593%	USD	900	1.000%	03/20/16	11
American International Group, Inc.	Citibank	0.593%	USD	1,000	1.000%	03/20/16	12
Berkshire Hathaway, Inc.	Barclays Bank	0.154%	USD	200	1.000%	12/20/13	1
Citigroup	Deutsche Bank	0.295%	USD	100	1.000%	09/20/14	1
GE Capital Corp.	Bank of America	0.564%	USD	2,300	1.000%	03/20/16	33

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	323

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $
MetLife, Inc.	Bank of America	0.338%	USD	1,800	1.000%	12/20/14	21
MetLife, Inc.	Credit Suisse	0.338%	USD	100	1.000%	12/20/14	1
Morgan Stanley	Credit Suisse	0.464%	USD	300	1.000%	09/20/14	3
Wells Fargo & Co.	Credit Suisse	0.140%	USD	1,000	1.000%	09/20/13	5
Wells Fargo & Co.	Goldman Sachs	0.140%	USD	700	1.000%	06/20/13	2

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($84)							90

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

CMBX AJ Index	JPMorgan	USD	2,200	0.080%	12/13/49	(41)
CMBX AJ Index	Morgan Stanley	USD	2,300	0.080%	12/13/49	(43)
Dow Jones CDX Index	JPMorgan	USD	675	0.553%	12/20/17	13
Dow Jones CDX Index	Pershing LLC 1st Rebublic P.B. CNS	USD	289	0.548%	12/20/17	6

Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($260)						(65)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Barclays Bank	0.604%	USD	500	1.000%	06/20/15	5
Brazil Government International Bond	Bank of America	0.654%	USD	1,000	1.000%	09/20/15	10
Brazil Government International Bond	Citibank	0.654%	USD	1,000	1.000%	09/20/15	10
Brazil Government International Bond	HSBC	0.654%	USD	700	1.000%	09/20/15	7
Brazil Government International Bond	JPMorgan	0.654%	USD	200	1.000%	09/20/15	2
Brazil Government International Bond	UBS	0.654%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	JPMorgan	0.804%	USD	200	1.000%	09/20/16	2
China Government International Bond	Morgan Stanley	0.278%	USD	2,000	1.000%	03/20/15	29
China Government International Bond	HSBC	0.385%	USD	1,000	1.000%	03/20/16	19
China Government International Bond	UBS	0.405%	USD	500	1.000%	06/20/16	10

China Government International Bond	Deutsche Bank	0.635%	USD	200	1.000%	06/20/17	3
Italy Government International Bond	Bank of America	2.454%	USD	400	1.000%	03/20/18	(26)
Italy Government International Bond	Deutsche Bank	2.454%	USD	300	1.000%	03/20/18	(19)
Japan Government International Bond	Bank of America	0.399%	USD	100	1.000%	03/20/16	2
Mexico Government International Bond	Citibank	0.317%	USD	400	1.000%	03/20/15	6
Mexico Government International Bond	Credit Suisse	0.317%	USD	400	1.000%	03/20/15	6
Mexico Government International Bond	Deutsche Bank	0.317%	USD	200	1.000%	03/20/15	3
Mexico Government International Bond	Bank of America	0.386%	USD	300	1.000%	09/20/15	5
Mexico Government International Bond	Citibank	0.386%	USD	700	1.000%	09/20/15	12
Mexico Government International Bond	Goldman Sachs	0.459%	USD	900	1.000%	03/20/16	16
Mexico Government International Bond	Goldman Sachs	0.459%	USD	3,100	1.000%	03/20/16	55
Mexico Government International Bond	Citibank	0.487%	USD	1,000	1.000%	06/20/16	18
Mexico Government International Bond	Deutsche Bank	0.487%	USD	2,100	1.000%	06/20/16	38
Mexico Government International Bond	Morgan Stanley	0.535%	USD	300	1.000%	09/20/16	5
United Kingdom Gilt	Credit Suisse	0.318%	USD	100	1.000%	03/20/16	2

See accompanying notes which are an integral part of the financial statements.

324	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

United States Government Bond	BNP Paribas	0.184%	EUR	1,000	0.250%	03/20/16	—

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($184)							225

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($528) (å)							250

Presentation of Portfolio Holdings — April 30, 2013

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$102,267	$—	$102,267	5.0
Corporate Bonds and Notes	—	328,270	4,716	332,986	16.1
International Debt	—	114,048	3,987	117,035	5.6
Mortgage-Backed Securities	—	664,861	11,174	676,035	32.7
Municipal Bonds	—	31,409	—	31,409	1.5
Non-US Bonds	—	69,369	—	69,369	3.4
United States Government Agencies	—	52,786	—	52,786	2.6
United States Government Treasuries	—	476,330	—	476,330	23.1
Preferred Stocks	3,870	—	2,862	6,732	0.3
Options Purchased	—	443	—	443	—	*
Short-Term Investments	—	496,735	86	496,821	24.1
Repurchase Agreements	—	18,400	—	18,400	0.9

Total Investments	3,870	2,353,918	22,825	2,380,613	115.3

Other Assets and Liabilities, Net					(15.3)

					100.0

Other Financial Instruments
Futures Contracts	817	—	—	817	—
Options Written	—	(90)	(9)	(99)	(—	)*
Foreign Currency Exchange Contracts	—	(1,791)	—	(1,791)	(0.1)
Index Swaps	—	(52)	—	(52)	(—	)*
Interest Rate Swap Contracts	—	(347)	—	(347)	(—	)*
Credit Default Swap Contracts	—	778	—	778	—	*

Total Other Financial Instruments**	$817	$(1,502)	$(9)	$(694)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	325

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings, continued — April 30, 2013

Amounts in thousands

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending April 30, 2013 were as follows:

Category and Subcategory	Beginning Balance 11/1/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 4/30/2013	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 4/30/2013

Long-Term Investments
Corporate Bonds and Notes	$4,775	$—	$128	$(3)	$(5)	$—	$—	$77	$4,716	$77
International Debt	2,967	990	—	—	—	9	—	21	3,987	21
Mortgage-Backed Securities	2,487	8,737	305	22	(7)	231	—	9	11,174	13
Non-US Bonds	973	—	822	—	1	—	127	(25)	—	(25)
Preferred Stocks	2,876	—	—	—	—	—	—	(14)	2,862	(13)
Short-Term Investments	—	—	—	—	—	86	—	—	86	—

Total Investments	14,078	9,727	1,255	19	(11)	326	127	68	22,825	73

Other Financial Instruments
Options Written	(10)	—	—	—	—	—	—	1	(9)	—

Total Other Financial Instruments	(10)	—	—	—	—	—	—	1	(9)	—

See accompanying notes which are an integral part of the financial statements.

326	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$	$443
Unrealized appreciation on foreign currency exchange contracts	—	1,361	—
Daily variation margin on futures contracts**	—	—	894
Interest rate swap contracts, at fair value	—	—	1,072
Credit default swap contracts, at fair value	379	—	—

Total	$379	$1,361	$2,409

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts**	$—	$—	$77
Unrealized depreciation on foreign currency exchange contracts	—	3,152	—
Options written, at fair value	—	—	99
Index swap contracts, at fair value	—	—	52
Interest rate swap contracts, at fair value	—	—	95
Credit default swap contracts, at fair value	129	—	—

Total	$129	$3,152	$323

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$12
Futures contracts	—	—	21
Options written	—	—	293
Index swap contracts	—	—	1,895
Interest rate swap contracts	—	—	680
Credit default swap contracts	747	—	—
Foreign currency-related transactions****	—	(4,377)	—

Total	$747	$(4,377)	$2,901

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$—	$(114)
Futures contracts	—	—	698
Options written	—	—	(148)
Index swap contracts	—	—	(339)
Interest rate swap contracts	—	—	452
Credit default swap contracts	(779)	—	—
Foreign currency-related transactions******	—	(1,387)	—

Total	$(779)	$(1,387)	$549

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
***	Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
****	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*****	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.
******	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	327

Russell Investment Company

Russell Investment Grade Bond Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,328,627
Investments, at fair value******	2,380,613
Cash (restricted)(a)(b)	1,880
Foreign currency holdings*	474
Unrealized appreciation on foreign currency exchange contracts	1,361
Receivables:
Dividends and interest	8,860
Dividends from affiliated Russell funds	43
Investments sold	108,310
Fund shares sold	2,545
Investments matured*****	215
Daily variation margin on futures contracts	1
Prepaid expenses	16
Interest rate swap contracts, at fair value****	1,072
Credit default swap contracts, at fair value***	379

Total assets	2,505,769

Liabilities
Payables:
Due to custodian	9
Due to broker(c)(d)(e)	1,288
Investments purchased	433,797
Fund shares redeemed	1,641
Accrued fees to affiliates	747
Other accrued expenses	330
Daily variation margin on futures contracts	38
Unrealized depreciation on foreign currency exchange contracts	3,152
Options written, at fair value**	99
Index swap contracts, at fair value	52
Interest rate swap contracts, at fair value****	95
Credit default swap contracts, at fair value***	129

Total liabilities	441,377

Net Assets	$2,064,392

See accompanying notes which are an integral part of the financial statements.

328	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,466
Accumulated net realized gain (loss)	8,322
Unrealized appreciation (depreciation) on:
Investments	51,986
Futures contracts	817
Options written	158
Index swap contracts	(52)
Interest rate swap contracts	(347)
Credit default swap contracts	778
Investments matured	(544)
Foreign currency-related transactions	(1,791)
Shares of beneficial interest	917
Additional paid-in capital	2,000,682

Net Assets	$2,064,392

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$22.52
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$23.40
Class A — Net assets	$15,825,762
Class A — Shares outstanding ($.01 par value)	702,606
Net asset value per share: Class C(#)	$22.40
Class C — Net assets	$33,471,567
Class C — Shares outstanding ($.01 par value)	1,494,136
Net asset value per share: Class E(#)	$22.51
Class E — Net assets	$42,984,010
Class E — Shares outstanding ($.01 par value)	1,909,463
Net asset value per share: Class I(#)	$22.52
Class I — Net assets	$395,488,549
Class I — Shares outstanding ($.01 par value)	17,562,710
Net asset value per share: Class S(#)	$22.50
Class S — Net assets	$877,951,916
Class S — Shares outstanding ($.01 par value)	39,021,356
Net asset value per share: Class Y(#)	$22.53
Class Y — Net assets	$698,670,065
Class Y — Shares outstanding ($.01 par value)	31,007,192
Amounts in thousands
* Foreign currency holdings - cost	$478
** Premiums received on options written	$256
*** Credit default swap contracts - premiums paid (received)	$(528)
**** Interest rate swap contracts - premiums paid (received)	$1,324
***** Investments matured - cost	$760
******Investments in affiliates, Russell U.S. Cash Management Fund	$376,138
(a) Cash Collateral for Futures	$1,142
(b) Cash Collateral for Swaps	$738

(c) Due to Broker for Swaps	$1,176
(d) Due to Broker for TBAs	$100
(e) Due to Broker for Forwards	$12

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	329

Russell Investment Company

Russell Investment Grade Bond Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$257
Dividends from affiliated Russell funds	236
Interest	19,723
Securities lending income	2

Total investment income	20,218

Expenses
Advisory fees	2,485
Administrative fees	479
Custodian fees	260
Distribution fees - Class A	16
Distribution fees - Class C	131
Transfer agent fees - Class A	13
Transfer agent fees - Class C	35
Transfer agent fees - Class E	43
Transfer agent fees - Class I	239
Transfer agent fees - Class S	828
Transfer agent fees - Class Y	15
Professional fees	87
Registration fees	75
Shareholder servicing fees - Class C	44
Shareholder servicing fees - Class E	53
Trustees’ fees	23
Printing fees	81
Miscellaneous	28

Expenses before reductions	4,935
Expense reductions	(6)

Net expenses	4,929

Net investment income (loss)	15,289

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	10,753
Futures contracts	21
Options written	293
Index swap contracts	1,895
Interest rate swap contracts	680
Credit default swap contracts	747
Foreign currency-related transactions	(4,389)

Net realized gain (loss)	10,000

Net change in unrealized appreciation (depreciation) on:
Investments	(635)
Futures contracts	698
Options written	(148)
Index swap contracts	(339)
Interest rate swap contracts	452
Credit default swap contracts	(779)
Investment matured	(4)
Foreign currency-related transactions	(1,382)

Net change in unrealized appreciation (depreciation)	(2,137)

Net realized and unrealized gain (loss)	7,863

Net Increase (Decrease) in Net Assets from Operations	$23,152

See accompanying notes which are an integral part of the financial statements.

330	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$15,289	$36,301
Net realized gain (loss)	10,000	61,257
Net change in unrealized appreciation (depreciation)	(2,137)	27,662

Net increase (decrease) in net assets from operations	23,152	125,220

Distributions
From net investment income
Class A	(78)	(127)
Class C	(89)	(339)
Class E	(273)	(755)
Class I	(3,128)	(8,095)
Class S	(6,050)	(13,728)
Class Y	(5,360)	(12,721)
From net realized gain
Class A	(376)	(54)
Class C	(1,105)	(345)
Class E	(1,347)	(475)
Class I	(12,578)	(3,998)
Class S	(25,101)	(7,242)
Class Y	(18,483)	(6,289)

Net decrease in net assets from distributions	(73,968)	(54,168)

Share Transactions*
Net increase (decrease) in net assets from share transactions	197,926	126,463

Total Net Increase (Decrease) in Net Assets	147,110	197,515

Net Assets
Beginning of period	1,917,282	1,719,767

End of period	$2,064,392	$1,917,282

Undistributed (overdistributed) net investment income included in net assets	$3,466	$3,155

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	331

Russell Investment Company

Russell Investment Grade Bond Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	235	$5,270	414	$9,328
Proceeds from reinvestment of distributions	20	441	8	174
Payments for shares redeemed	(70)	(1,572)	(82)	(1,851)

Net increase (decrease)	185	4,139	340	7,651

Class C
Proceeds from shares sold	156	3,511	444	9,958
Proceeds from reinvestment of distributions	53	1,179	30	655
Payments for shares redeemed	(293)	(6,555)	(354)	(7,948)

Net increase (decrease)	(84)	(1,865)	120	2,665

Class E
Proceeds from shares sold	241	5,442	535	12,075
Proceeds from reinvestment of distributions	65	1,450	49	1,079
Payments for shares redeemed	(288)	(6,482)	(728)	(16,356)

Net increase (decrease)	18	410	(144)	(3,202)

Class I
Proceeds from shares sold	2,391	54,022	4,903	110,070
Proceeds from reinvestment of distributions	684	15,340	511	11,377
Payments for shares redeemed	(3,265)	(73,482)	(4,712)	(106,638)

Net increase (decrease)	(190)	(4,120)	702	14,809

Class S
Proceeds from shares sold	7,986	179,859	14,473	326,097
Proceeds from reinvestment of distributions	1,378	30,851	916	20,351
Payments for shares redeemed	(5,162)	(116,140)	(10,067)	(226,673)

Net increase (decrease)	4,202	94,570	5,322	119,775

Class Y
Proceeds from shares sold	6,518	145,819	6,351	143,669
Proceeds from reinvestment of distributions	1,063	23,843	854	19,010
Payments for shares redeemed	(2,888)	(64,870)	(7,836)	(177,914)

Net increase (decrease)	4,693	104,792	(631)	(15,235)

Total increase (decrease)	8,824	$197,926	5,709	$126,463

See accompanying notes which are an integral part of the financial statements.

332	Russell Investment Grade Bond Fund

(This page intentionally left blank)

Russell Investment Company

Russell Investment Grade Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	23.15	.14	.07	.21	(.14)	(.70)
October 31, 2012	22.31	.36	1.10	1.46	(.38)	(.24)
October 31, 2011	22.85	.47	.21	.68	(.53)	(.69)
October 31, 2010(5)	21.87	.14	1.00	1.14	(.16)	—
Class C
April 30, 2013*	23.03	.05	.08	.13	(.06)	(.70)
October 31, 2012	22.20	.21	1.08	1.29	(.22)	(.24)
October 31, 2011	22.74	.32	.19	.51	(.36)	(.69)
October 31, 2010	21.31	.36	1.61	1.97	(.45)	(.09)
October 31, 2009	18.68	.67	2.67	3.34	(.71)	—
October 31, 2008	20.76	.72	(2.00)	(1.28)	(.80)	—
Class E
April 30, 2013*	23.13	.14	.08	.22	(.14)	(.70)
October 31, 2012	22.28	.39	1.09	1.48	(.39)	(.24)
October 31, 2011	22.82	.51	.18	.69	(.54)	(.69)
October 31, 2010	21.38	.55	1.62	2.17	(.64)	(.09)
October 31, 2009	18.70	.84	2.67	3.51	(.83)	—
October 31, 2008	20.77	.92	(2.00)	(1.08)	(.99)	—
Class I
April 30, 2013*	23.14	.17	.09	.26	(.18)	(.70)
October 31, 2012	22.29	.45	1.09	1.54	(.45)	(.24)
October 31, 2011	22.83	.56	.19	.75	(.60)	(.69)
October 31, 2010	21.39	.60	1.62	2.22	(.69)	(.09)
October 31, 2009	18.69	.89	2.68	3.57	(.87)	—
October 31, 2008	20.76	.97	(2.00)	(1.03)	(1.04)	—
Class S
April 30, 2013*	23.12	.17	.08	.25	(.17)	(.70)
October 31, 2012	22.27	.43	1.09	1.52	(.43)	(.24)
October 31, 2011	22.81	.54	.19	.73	(.58)	(.69)
October 31, 2010	21.38	.54	1.65	2.19	(.67)	(.09)
October 31, 2009	18.69	.86	2.68	3.54	(.85)	—
October 31, 2008	20.76	.95	(2.01)	(1.06)	(1.01)	—
Class Y
April 30, 2013*	23.15	.19	.08	.27	(.19)	(.70)
October 31, 2012	22.30	.48	1.08	1.56	(.47)	(.24)
October 31, 2011	22.84	.59	.18	.77	(.62)	(.69)
October 31, 2010	21.40	.59	1.64	2.23	(.70)	(.09)
October 31, 2009	18.70	.90	2.68	3.58	(.88)	—
October 31, 2008	20.77	.98	(2.00)	(1.02)	(1.05)	—

See accompanying notes which are an integral part of the financial statements.

334	Russell Investment Grade Bond Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.84)	22.52	.95	15,826	.80	.80	1.25	66
(.62)	23.15	6.68	11,983	.79	.79	1.59	159
(1.22)	22.31	3.27	3,966	.80	.80	2.14	187
(.16)	22.85	5.20	1,002	.81	.81	1.55	157

(.76)	22.40	.58	33,472	1.55	1.55	.47	66
(.46)	23.03	5.92	36,340	1.54	1.54	.92	159
(1.05)	22.20	2.42	32,369	1.55	1.55	1.48	187
(.54)	22.74	9.48	38,798	1.54	1.54	1.66	157
(.71)	21.31	18.25	34,706	1.55	1.55	3.37	87
(.80)	18.68	(6.47)	29,741	1.63	1.60	3.54	105

(.84)	22.51	1.00	42,984	.80	.78	1.26	66
(.63)	23.13	6.76	43,762	.79	.74	1.74	159
(1.23)	22.28	3.31	45,365	.80	.72	2.32	187
(.73)	22.82	10.38	54,743	.79	.68	2.50	157
(.83)	21.38	19.38	43,414	.80	.67	4.25	87
(.99)	18.70	(5.57)	48,193	.71	.67	4.48	105

(.88)	22.52	1.15	395,488	.47	.47	1.56	66
(.69)	23.14	7.05	410,807	.46	.46	2.01	159
(1.29)	22.29	3.57	380,063	.47	.47	2.57	187
(.78)	22.83	10.64	428,647	.46	.44	2.76	157
(.87)	21.39	19.61	392,070	.47	.42	4.49	87
(1.04)	18.69	(5.29)	406,332	.44	.41	4.74	105

(.87)	22.50	1.11	877,952	.55	.55	1.48	66
(.67)	23.12	6.93	805,089	.54	.54	1.92	159
(1.27)	22.27	3.50	657,013	.55	.55	2.44	187
(.76)	22.81	10.55	456,448	.54	.54	2.43	157
(.85)	21.38	19.50	125,051	.55	.55	4.37	87
(1.01)	18.69	(5.46)	133,108	.57	.54	4.61	105

(.89)	22.53	1.17	698,670	.36	.36	1.67	66
(.71)	23.15	7.15	609,301	.36	.36	2.11	159
(1.31)	22.30	3.67	600,991	.37	.37	2.66	187
(.79)	22.84	10.77	681,001	.36	.36	2.70	157
(.88)	21.40	19.63	364,142	.38	.38	4.55	87
(1.05)	18.70	(5.24)	480,605	.40	.37	4.78	105

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	335

Russell Investment Company

Russell Short Duration Bond Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,009.90	$1,020.43
Expenses Paid During Period*	$4.39	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,006.50	$1,016.71
Expenses Paid During Period*	$8.11	$8.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,010.40	$1,020.43
Expenses Paid During Period*	$4.39	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

336	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,011.20	$1,021.67
Expenses Paid During Period*	$3.14	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,012.20	$1,022.22
Expenses Paid During Period*	$2.59	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Short Duration Bond Fund	337

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 93.9%
Asset-Backed Securities - 9.9%
Ally Auto Receivables Trust Series 2010-3 Class A4 1.550% due 08/17/15	4,869	4,909
Series 2012-SN1 Class A2 0.510% due 12/22/14	395	395
Series 2012-SN1 Class A4 0.700% due 12/21/15	1,995	1,997
Ally Master Owner Trust Series 2010-2 Class A 4.250% due 04/15/17 (Þ)	3,000	3,185
Series 2011-1 Class A1 1.069% due 01/15/16 (Ê)	595	598
Series 2011-1 Class A2 2.150% due 01/15/16	5,250	5,309
Series 2011-3 Class A2 1.810% due 05/15/16	475	481
Series 2012-1 Class A2 1.440% due 02/15/17	1,720	1,743
Series 2012-3 Class A2 1.210% due 06/15/17	4,100	4,136
Series 2012-4 Class A 1.720% due 07/15/19	7,500	7,634
Series 2013-1 Class A2 1.000% due 02/15/18	515	517
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	234	234
Series 2010-4 Class B 1.990% due 10/08/15	1,435	1,444
Series 2011-2 Class A3 1.610% due 10/08/15	3,132	3,142
Series 2011-3 Class A3 1.170% due 01/08/16	576	577
Series 2011-3 Class B 2.280% due 06/08/16	1,670	1,701
Series 2012-4 Class A3 0.670% due 06/08/17	5,000	5,013
ARI Fleet Lease Trust Series 2013-A Class A2 0.700% due 12/15/15 (Þ)	260	260
Series 2013-A Class A3 0.920% due 07/15/21 (Þ)	1,285	1,289
Asset Backed Securities Corp. Home Equity Loan Trust Series 2002-HE1 Class M1 1.849% due 03/15/32 (Ê)	377	359
Series 2004-HE6 Class A1 0.475% due 09/25/34 (Ê)	160	154
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	406	418
Avalon Capital, Ltd. 3 Series 2005-1A Class A1 0.558% due 02/24/19 (Ê)(Þ)	802	799

	Principal Amount ($) or Shares	Fair Value $
Bear Stearns Asset Backed Securities I Trust Series 2006-HE9 Class 1A2 0.350% due 11/25/36 (Ê)	2,342	1,710
Series 2007-HE7 Class 1A1 1.200% due 10/25/37 (Ê)	372	322
Capital Auto Receivables Asset Trust Series 2013-1 Class B 1.290% due 04/20/18	1,665	1,670
Capital One Multi-Asset Execution Trust Series 2005-B1 Class B1 4.900% due 12/15/17	2,075	2,225
CCG Receivables Trust Series 2013-1 Class A2 1.050% due 04/14/20 (Å)	1,315	1,316
Centex Home Equity Loan Trust Series 2003-C Class AF4 5.460% due 04/25/32	104	106
Chesapeake Funding LLC Series 2012-1A Class A 0.950% due 11/07/23 (Ê)(Þ)	1,790	1,798
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	33	33
CNH Equipment Trust Series 2012-D Class A2 0.450% due 04/15/16	430	430
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.680% due 12/25/31 (Ê)	58	40
Series 2005-1 Class AF4 5.147% due 07/25/35	246	251
Series 2005-4 Class AF3 4.456% due 10/25/35	24	24
Series 2005-17 Class 4A2A 0.460% due 05/25/36 (Ê)	239	238
Series 2006-3 Class 2A2 0.380% due 06/25/36 (Ê)	183	175
Series 2007-4 Class A2 5.530% due 04/25/47	360	341
CSAM Funding III / CSAM Funding III Delaware Corp. Series 2003-3A Class A1 0.867% due 09/01/15 (Ê)(Þ)	1,758	1,758
Dryden VIII Leveraged Loan CDO Series 2005-8A Class A 0.539% due 05/22/17 (Ê)(Þ)	551	548
DT Auto Owner Trust Series 2011-3A Class A 1.400% due 08/15/14 (Þ)	31	31
Edsouth Indenture No. 2 LLC Series 2012-1 Class A1 1.350% due 09/25/40 (Ê)(Þ)	1,147	1,185
Enterprise Fleet Financing LLC Series 2012-2 Class A2 0.720% due 04/20/18 (Þ)	3,200	3,203
Equity One Mortgage Pass-Through Trust
Series 2003-4 Class M1 5.369% due 10/25/34	367	342

338	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Fannie Mae 6.000% due 05/13/43	2,000	2,183
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 7.980% due 12/25/30	2,220	2,377
Ford Credit Auto Owner Trust Series 2012-D Class A2 0.400% due 09/15/15	445	445
Ford Credit Floorplan Master Owner Trust Series 2011-1 Class A2 0.799% due 02/15/16 (Ê)	475	477
Series 2012-4 Class A2 0.549% due 09/15/16 (Ê)	525	526
Franklin CLO, Ltd. Series 2006-5A Class A2 0.540% due 06/15/18 (Ê)(Þ)	1,625	1,597
Fremont Home Loan Trust Series 2006-E Class 2A1 0.260% due 01/25/37 (Ê)	14	8
GE Equipment Transportation LLC Series 2013-1 Class A2 0.500% due 11/24/15	285	285
GE-WMC Mortgage Securities Trust Series 2006-1 Class A2A 0.240% due 08/25/36 (Ê)	11	4
Goldentree Loan Opportunities V, Ltd. Series 2007-5A Class A 0.972% due 10/18/21 (Ê)(Þ)	500	497
Government National Mortgage Association Series 2010-H12 Class PT 5.470% due 11/20/59	1,477	1,624
GSAMP Trust Series 2007-FM1 Class A2A 0.270% due 12/25/36 (Ê)	91	47
Honda Auto Receivables Owner Trust Series 2011-3 Class A3 0.880% due 09/21/15	400	402
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.489% due 01/20/34 (Ê)	158	155
Huntington Auto Trust Series 2012-2 Class A2 0.380% due 09/15/15	565	565
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3 1.020% due 08/15/14 (Þ)	358	359
Hyundai Auto Receivables Trust Series 2011-A Class A4 1.780% due 12/15/15	600	608
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.760% due 10/25/34 (Ê)	20	18
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.226% due 04/25/38 (Ê)	961	971

	Principal Amount ($) or Shares	Fair Value $
Mercedes-Benz Auto Lease Trust Series 2011-B Class A4 1.240% due 07/17/17 (Þ)	3,055	3,071
Mercedes-Benz Auto Receivables Trust Series 2012-1 Class A2 0.370% due 03/16/15	450	450
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2 0.490% due 08/25/36 (Ê)	200	181
Nissan Master Owner Trust Receivables Series 2012-A Class A 0.669% due 05/15/17 (Ê)	1,235	1,240
Oak Hill Credit Partners IV, Ltd. Series 2005-4A Class A1B 0.540% due 05/17/21 (Ê)(Þ)	2,543	2,543
Pacifica CDO V Corp. Series 2006-5A Class A1 0.536% due 01/26/20 (Ê)(Þ)	618	611
Porsche Financial Auto Security Series 2011-1 Class A3 0.840% due 01/16/15 (Þ)	917	918
Porsche Innovative Lease Owner Trust Series 2011-1 Class A4 1.260% due 11/20/17 (Þ)	2,000	2,011
Prestige Auto Receivables Trust Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	940	942
Series 2013-1A Class A2 1.090% due 02/15/18 (Å)	1,250	1,251
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	101	91
Series 2007-2 Class AF2 5.675% due 06/25/37	352	208
Santander Drive Auto Receivables Trust Series 2010-1 Class A3 1.840% due 11/17/14	2,461	2,474
Series 2010-2 Class B 2.240% due 12/15/14	1,990	1,998
Series 2011-1 Class A3 1.280% due 01/15/15	791	793
Series 2011-1 Class B 2.350% due 11/16/15	4,125	4,178
Series 2011-2 Class B 2.660% due 01/15/16	755	767
Series 2011-3 Class B 2.500% due 12/15/15	2,180	2,210
Series 2012-1 Class B 2.720% due 05/16/16	1,680	1,720
Series 2013-1 Class B 1.160% due 01/15/19	2,490	2,504
Series 2013-2 Class B
1.330% due 03/15/18	2,655	2,660
SLM Private Education Loan Trust Series 2010-A Class 2A 3.449% due 05/16/44 (Ê)(Þ)	3,202	3,392
Series 2011-A Class A1 1.199% due 10/15/24 (Ê)(Þ)	2,248	2,264

Russell Short Duration Bond Fund	339

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2012-B Class A1 1.299% due 12/15/21 (Ê)(Þ)	416	420
Series 2012-C Class A1 1.299% due 08/15/23 (Ê)(Þ)	4,374	4,415
SLM Student Loan Trust Series 2003-7A Class A5A 1.480% due 12/15/33 (Ê)(Þ)	549	546
Series 2005-5 Class A2 0.356% due 10/25/21 (Ê)	561	560
Series 2008-7 Class A2 0.776% due 10/25/17 (Ê)	1,452	1,459
Series 2013-B Class A2A 1.861% due 05/15/30 (Å)	2,490	2,490
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	395	437
SMART Trust Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	1,825	1,874
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	4,060	4,176
South Carolina Student Loan Corp. Series 2008-1 Class A2 0.837% due 03/01/18 (Ê)	217	218
Series 2008-1 Class A3 1.037% due 03/02/20 (Ê)	700	704
Series 2008-1 Class A4 1.287% due 09/03/24 (Ê)	400	407
Structured Asset Investment Loan Trust Series 2003-BC11 Class M1 1.175% due 10/25/33 (Ê)	580	557
USAA Auto Owner Trust Series 2012-1 Class A2 0.380% due 06/15/15	139	139
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2 0.330% due 07/20/15	535	535

		134,602

Corporate Bonds and Notes - 12.1%
AbbVie, Inc. 1.200% due 11/06/15 (Þ)	300	302
1.750% due 11/06/17 (Þ)	3,530	3,583
2.000% due 11/06/18 (Þ)	175	178
Actavis, Inc.
1.875% due 10/01/17	540	539
Ally Financial, Inc.
3.680% due 06/20/14 (Ê)	300	306
2.487% due 12/01/14 (Ê)	1,000	1,003
8.300% due 02/12/15	200	222
Series 8 6.750% due 12/01/14	400	430
Altria Group, Inc. 9.700% due 11/10/18	885	1,241
American International Group, Inc. 4.875% due 09/15/16	1,570	1,748

	Principal Amount ($) or Shares	Fair Value $
Series MPLE 4.900% due 06/02/14	3,000	3,032
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	985	1,174
Anheuser-Busch InBev Worldwide, Inc. 5.375% due 11/15/14	2,390	2,562
Apple Inc. 0.450% due 05/03/16	1,965	1,959
Ashland, Inc. 3.000% due 03/15/16 (Þ)	2,200	2,249
AT&T, Inc. 0.875% due 02/13/15	275	276
Series FRN 0.677% due 02/12/16 (Ê)	6,200	6,218
Bank of America Corp. 7.375% due 05/15/14	500	533
4.750% due 08/01/15	1,760	1,895
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	3,030	3,449
Boeing Co. 0.950% due 05/15/18	350	346
Boston Scientific Corp. 4.500% due 01/15/15	860	910
Bristol-Myers Squibb Co. 0.875% due 08/01/17	525	523
Cameron International Corp. 1.217% due 06/02/14 (Ê)	500	503
Caterpillar Financial Services Corp. 1.100% due 05/29/15	705	714
Chevron Corp. 1.104% due 12/05/17	670	673
Cintas Corp. No. 2 2.850% due 06/01/16	1,465	1,538
CIT Group, Inc. 4.750% due 02/15/15 (Þ)	3,800	3,999
Citigroup, Inc. 2.250% due 08/07/15	3,795	3,895
Clearwire Communications LLC / Clearwire Finance, Inc. 12.000% due 12/01/15 (Þ)	795	851
CVS Caremark Corp. 3.250% due 05/18/15	890	935
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	1,125	1,198
eBay, Inc. 0.700% due 07/15/15	1,825	1,831
Enterprise Products Operating LLC 1.250% due 08/13/15	125	126
Express Scripts Holding Co. 3.500% due 11/15/16	2,675	2,882
First Horizon National Corp. 5.375% due 12/15/15	300	327
Florida Gas Transmission Co. LLC 4.000% due 07/15/15 (Å)	500	531
Ford Motor Credit Co. LLC 8.700% due 10/01/14	500	551
7.000% due 04/15/15	200	220

340	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

General Electric Capital Corp. Series MTNA 0.540% due 09/15/14 (Ê)	2,525	2,527
General Electric Co. 0.850% due 10/09/15	1,420	1,428
5.250% due 12/06/17	250	295
General Mills, Inc. 0.640% due 05/16/14 (Ê)	1,000	1,002
Georgia Power Co. 0.750% due 08/10/15	275	276
GlaxoSmithKline Capital, Inc. 0.700% due 03/18/16	600	601
Goldman Sachs Group, Inc. (The) 3.300% due 05/03/15	2,935	3,062
Goodrich Corp. 6.290% due 07/01/16	1,215	1,396
Hartford Financial Services Group, Inc. 4.000% due 10/15/17	1,705	1,878
HCA, Inc. 8.500% due 04/15/19	300	331
Hewlett-Packard Co. 4.750% due 06/02/14	4,255	4,425
Hidden Ridge Facility Trustee 5.650% due 01/01/22 (Å)	5,089	5,520
HSBC USA, Inc. 2.375% due 02/13/15	970	999
Humana, Inc. 6.450% due 06/01/16	383	441
Intel Corp. 1.350% due 12/15/17	685	690
International Business Machines Corp. 0.550% due 02/06/15	2,480	2,485
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	3,975	4,253
4.875% due 04/01/15	2,971	3,123
3.875% due 04/15/18	800	812
JPMorgan Chase & Co. Series GMTN 0.908% due 02/26/16 (Ê)	4,800	4,809
JPMorgan Chase Bank NA 0.610% due 06/13/16 (Ê)	1,400	1,376
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/49 (ƒ)(Ø)	270	—
Lorillard Tobacco Co. 8.125% due 06/23/19	1,250	1,600
MassMutual Global Funding II 2.000% due 04/05/17 (Þ)	1,090	1,120
Mattel, Inc. 2.500% due 11/01/16	1,215	1,268
Merrill Lynch & Co., Inc. Series MTNC 5.000% due 01/15/15	1,635	1,739
MetLife, Inc. 5.000% due 06/15/15	1,855	2,019
Microsoft Corp. 2.950% due 06/01/14	1,500	1,544
Morgan Stanley 6.000% due 04/28/15	1,000	1,090

	Principal Amount ($) or Shares	Fair Value $
0.757% due 10/15/15 (Ê)	2,390	2,360
5.375% due 10/15/15	2,675	2,921
3.750% due 02/25/23	140	145
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	1,505	1,551
NBC Universal Enterprise, Inc. 1.662% due 04/15/18 (Þ)	105	106
1.974% due 04/15/19 (Þ)	190	193
New York Life Global Funding 0.750% due 07/24/15 (Þ)	300	301
Nomura Holdings, Inc. 2.000% due 09/13/16	3,100	3,116
Oracle Corp. 5.750% due 04/15/18	1,740	2,106
PC Financial Partnership 5.000% due 11/15/14	900	959
PepsiCo, Inc. 3.100% due 01/15/15	2,230	2,332
0.497% due 02/26/16 (Ê)	1,920	1,926
2.500% due 05/10/16	250	263
Philip Morris International, Inc. 2.500% due 05/16/16	250	263
Principal Financial Group, Inc. 1.850% due 11/15/17	110	112
Principal Life Global Funding II 1.000% due 12/11/15 (Þ)	250	251
Quebecor World Capital Corp. 4.875% due 01/02/49 (Ø)	205	—
Regions Financial Corp. 7.750% due 11/10/14	100	110
Reynolds American, Inc. 7.300% due 07/15/15	525	595
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	1,725	1,753
SLM Corp. 3.875% due 09/10/15	1,985	2,061
6.250% due 01/25/16	5,500	5,981
Southern Copper Corp. 6.375% due 07/27/15	300	330
Springleaf Finance Corp. Series MTNI 5.400% due 12/01/15	5,400	5,636
Symantec Corp. 2.750% due 09/15/15	1,485	1,536
TD Ameritrade Holding Corp. 4.150% due 12/01/14	1,690	1,782
Thermo Fisher Scientific, Inc. 2.250% due 08/15/16	885	909
Time Warner Cable, Inc. 5.850% due 05/01/17	1,330	1,552
Toyota Motor Credit Corp. 0.875% due 07/17/15	525	528
1.250% due 10/05/17	2,515	2,524
Union Pacific Corp. 5.375% due 05/01/14	1,000	1,048
United Technologies Corp. 1.800% due 06/01/17	1,015	1,048

Russell Short Duration Bond Fund	341

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

UnitedHealth Group, Inc. 0.850% due 10/15/15	2,310	2,326
Verizon Communications, Inc. 3.000% due 04/01/16	775	821
WellPoint, Inc. 1.250% due 09/10/15	506	510
5.250% due 01/15/16	1,455	1,617
WM Wrigley Jr Co. 3.700% due 06/30/14 (Å)	2,300	2,375
Yum! Brands, Inc. 4.250% due 09/15/15	1,570	1,683
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	1,630	1,760

		164,951

International Debt - 7.6%
Abu Dhabi National Energy Co. 4.125% due 03/13/17 (Þ)	920	995
Arbor Realty Collateralized Loan Obligation, Ltd. Series 2013-1A Class A 2.199% due 02/15/23 (Ê)(Þ)	1,140	1,146
Arran Residential Mortgages Funding PLC Series 2011-1A Class A1B 1.426% due 11/19/47 (Ê)(Þ)	697	918
Banco Bradesco SA 2.390% due 05/16/14 (Ê)(Þ)	2,100	2,122
Banco do Brasil SA 4.500% due 01/22/15 (Þ)	200	209
Banco do Nordeste do Brasil SA 3.625% due 11/09/15 (Þ)	600	619
Banco Mercantil del Norte SA 4.375% due 07/19/15 (Þ)	500	525
Banco Santander Chile 3.750% due 09/22/15 (Þ)	1,000	1,043
BBVA US Senior SAU 4.664% due 10/09/15	1,690	1,756
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	321
Central American Bank for Economic Integration 5.375% due 09/24/14 (Þ)	700	742
CNPC General Capital, Ltd. 1.450% due 04/16/16 (Å)	600	600
Columbus International, Inc. Series REGS 11.500% due 11/20/14	400	445
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125% due 10/13/15	815	842
3.950% due 11/09/22	2,755	2,840
Covidien International Finance SA 1.350% due 05/29/15	1,170	1,185
Credit Agricole Home Loan SFH 1.026% due 07/21/14 (Ê)(Þ)	1,800	1,804
Dexia Credit Local SA 0.756% due 04/29/14 (Ê)(Þ)	1,400	1,391

	Principal Amount ($) or Shares	Fair Value $
Eksportfinans ASA 2.375% due 05/25/16	1,740	1,670
Export-Import Bank of Korea 2.082% due 03/21/15 (Å)(Ê)	1,600	1,599
Granite Master Issuer PLC Series 2005-2 Class A7 0.813% due 12/20/54 (Ê)	588	898
Series 2005-2 Class A8 0.813% due 12/20/54 (Ê)	712	1,087
Series 2005-4 Class A6 0.733% due 12/20/54 (Ê)	309	472
Series 2006-2 Class A6 0.603% due 12/20/54 (Ê)	835	1,275
Great Hall Mortgages PLC Series 2007-2X Class AC 0.410% due 06/18/39 (Ê)	505	453
Gulf Stream Compass CLO, Ltd. Series 2006-2A Class A2 0.535% due 01/24/20 (Ê)(Þ)	1,315	1,308
Hutchison Whampoa International 11, Ltd. 3.500% due 01/13/17 (Þ)	1,500	1,592
Hydro-Quebec 2.000% due 06/30/16	3,900	4,058
Industrial Bank of Korea 3.750% due 09/29/16 (Þ)	1,900	2,034
2.375% due 07/17/17 (Þ)	900	920
Intesa Sanpaolo SpA 3.125% due 01/15/16	2,800	2,799
KFW Series 001 0.278% due 11/28/14 (Ê)	600	600
Kommunalbanken AS 0.296% due 01/26/15 (Ê)(Þ)	364	364
1.375% due 06/08/17 (Þ)	100	102
Korea Development Bank (The) 3.250% due 03/09/16	1,800	1,890
3.500% due 08/22/17	1,100	1,178
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Þ)	1,000	1,023
Korea Housing Finance Corp. 4.125% due 12/15/15 (Þ)	700	750
Lafayette CLO, Ltd. Series 2012-1A Class A 1.683% due 09/06/22 (Ê)(Þ)	886	888
Lloyds Banking Group PLC 5.920% due 12/31/49 (ƒ)(Þ)	1,150	920
6.657% due 12/31/49 (ƒ)(Þ)	1,065	1,014
Lukoil International Finance BV 3.416% due 04/24/18 (Å)	2,800	2,850
Mallinckrodt International Finance SA 3.500% due 04/15/18 (Å)	610	619
Motor PLC Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	1,770	1,776
NAC EuroLoan Advantage I, Ltd. Series 2008-1X Class A-2 1.433% due 04/20/19 (Ê)	381	380

342	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Neptune Finance CCS, Ltd. Series 2008-1A Class A 0.891% due 04/20/20 (Ê)(Þ)	500	498
NOB Hill CLO, Ltd. Series 2006-1A Class A1 0.540% due 08/15/18 (Ê)(Þ)	2,064	2,046
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	535	396
Province of Ontario Canada 1.600% due 09/21/16	14,500	14,956
1.100% due 10/25/17	1,200	1,207
Qatari Diar Finance QSC 3.500% due 07/21/15 (Þ)	1,400	1,472
Qtel International Finance, Ltd. 3.375% due 10/14/16 (Þ)	2,800	2,971
Royal Bank of Scotland Group PLC 2.550% due 09/18/15	1,275	1,313
Sandelman Finance, Ltd. Series 2007-2A Class A1B 0.550% due 02/15/19 (Å)(Ê)	1,100	1,094
Sanofi 1.250% due 04/10/18	600	603
Santander US Debt SAU 3.724% due 01/20/15 (Þ)	2,100	2,132
Shell International Finance BV 0.625% due 12/04/15	600	603
SMART Trust Series 2011-4USA Class A3A 1.810% due 11/14/15 (Þ)	3,000	3,034
Societe Financement de l’Economie Francaise 3.375% due 05/05/14 (Å)	1,300	1,340
Sumitomo Mitsui Banking Corp. 1.350% due 07/18/15	1,700	1,722
Tayarra, Ltd. 3.628% due 02/15/22	787	870
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	845	907
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	800	918
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC 3.000% due 06/15/15	965	1,010
Total Capital Canada, Ltd. 0.657% due 01/15/16 (Ê)	2,900	2,917
Total Capital SA 3.125% due 10/02/15	1,532	1,620
TransCanada PipeLines, Ltd. 0.875% due 03/02/15	260	262
Transocean, Inc. 4.950% due 11/15/15	825	893
TSMC Global, Ltd. 1.625% due 04/03/18 (Þ)	900	907
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	1,135	1,232
Willis Group Holdings PLC 4.125% due 03/15/16	535	567

	Principal Amount ($) or Shares	Fair Value $
WPP Finance UK 8.000% due 09/15/14	1,045	1,136
XL Group PLC 5.250% due 09/15/14	1,101	1,163

		103,811

Mortgage-Backed Securities - 43.8%
Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	70	73
American Home Mortgage Investment Trust Series 2004-3 Class 5A 2.559% due 10/25/34 (Ê)	487	480
Series 2004-4 Class 4A 2.445% due 02/25/45 (Ê)	203	202
Banc of America Funding 2006-A Trust Series 2006-A Class 1A1 2.687% due 02/20/36 (Ê)	747	741
Banc of America Funding Corp. Series 2006-I Class 5A1 5.762% due 10/20/46 (Ê)	346	325
Banc of America Funding Trust Series 2006-F Class 1A2 2.688% due 07/20/36 (Ê)	61	17
Banc of America Large Loan, Inc. Series 2007-BMB1 Class A2 0.949% due 08/15/29 (Ê)(Þ)	903	890
Series 2010-HLTN Class HLTN 2.499% due 11/15/15 (Ê)(Þ)	450	454
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-1 Class A4 4.760% due 11/10/39	1,081	1,102
Series 2005-1 Class A4 5.245% due 11/10/42	1,459	1,482
Series 2005-3 Class A2 4.501% due 07/10/43	102	102
Series 2007-3 Class A3 5.796% due 06/10/49	3,952	3,982
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 5A1 6.500% due 10/25/31	31	33
Series 2004-G Class 2A7 3.110% due 08/25/34 (Ê)	1,307	1,300
Series 2004-I Class 2A2 3.101% due 10/25/34 (Ê)	1,356	1,338
BCAP LLC Trust Series 2013-RR4 Class 1A1 0.368% due 01/26/37 (Å)	300	284
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 5A1 2.471% due 04/25/33 (Ê)	82	83
Series 2003-8 Class 2A1 3.068% due 01/25/34 (Ê)	96	98
Series 2005-6 Class 1A1 2.966% due 08/25/35 (Ê)	136	115

Russell Short Duration Bond Fund	343

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.725% due 05/25/35 (Ê)	537	507
Series 2005-7 Class 22A1 2.925% due 09/25/35 (Ê)	33	29
Bear Stearns ARM Trust Series 2004-5 Class 2A 3.299% due 07/25/34 (Ê)	848	847
Bear Stearns Commercial Mortgage Securities Series 1998-C1 Class D 6.750% due 06/16/30	1,038	1,038
Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	435	435
Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class B 4.768% due 08/13/39	465	473
Series 2003-T12 Class C 4.888% due 08/13/39	945	963
Series 2005-PWR7 Class A3 5.116% due 02/11/41	330	352
Series 2007-T26 Class A4 5.471% due 01/12/45	100	115
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.716% due 01/26/36	164	127
Series 2007-R6 Class 2A1 2.705% due 12/26/46 (Ê)	1,337	900
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class F 6.560% due 05/18/30 (Þ)	791	797
CHL Mortgage Pass-Through Trust Series 2003-40 Class A5 4.500% due 10/25/18	1,407	1,445
Series 2005-HYB9 Class 5A1 2.503% due 02/20/36 (Ê)	583	470
Series 2006-1 Class A2 6.000% due 03/25/36	631	571
Series 2007-1 Class A1 6.000% due 03/25/37	2,156	1,991
Series 2007-9 Class A11 5.750% due 07/25/37	992	951
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623% due 10/15/41	293	295
Citigroup Mortgage Loan Trust, Inc. Series 2007-10 Class 2A3A 5.922% due 09/25/37 (Ê)	113	95
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class F 5.440% due 09/15/30 (Þ)	255	256
Commercial Mortgage Asset Trust Series 1999-C1 Class D 7.350% due 01/17/32	750	770
Series 1999-C2 Class E 7.640% due 11/17/32	50	52
Series 2001-J2A Class E 7.160% due 07/16/34 (Þ)	760	911

	Principal Amount ($) or Shares	Fair Value $
Commercial Mortgage Pass Through Certificates Series 1998-CF2 Class B4 6.040% due 11/12/31 (Þ)	453	458
Series 2003-LB1A Class A2 4.084% due 06/10/38	317	318
Series 2003-LB1A Class B 4.191% due 06/10/38	800	802
Series 2007-C4 Class A3 5.955% due 09/15/39	5,800	6,066
Series 2007-C9 Class A2 5.811% due 12/10/49	32	32
Series 2007-FL14 Class AJ 0.379% due 06/15/22 (Ê)(Þ)	4,258	4,204
Series 2007-GG9 Class A2 5.381% due 03/10/39	420	432
Series 2007-GG9 Class A4 5.444% due 03/10/39	2,900	3,315
Series 2010-C1 Class A1 3.156% due 07/10/46 (Þ)	545	572
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	877	881
Countrywide Alternative Loan Trust Series 2005-48T1 Class A6 5.500% due 11/25/35	2,410	2,138
Series 2006-36T2 Class 1A9 1.100% due 12/25/36 (Ê)	533	357
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.932% due 11/25/34 (Ê)	131	122
Series 2004-HYB9 Class 1A1 2.797% due 02/20/35 (Ê)	225	215
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2 Class C1 6.376% due 04/15/37	1,987	1,990
Series 2003-C3 Class D 4.131% due 05/15/38	263	263
Series 2003-C4 Class D 5.353% due 08/15/36	1,820	1,837
Series 2003-C5 Class D 5.116% due 12/15/36	1,285	1,321
Series 2004-C5 Class B 4.929% due 11/15/37	2,640	2,742
Series 2005-C1 Class AAB 4.815% due 02/15/38	106	106
Series 2005-C2 Class A3 4.691% due 04/15/37	1,359	1,400
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class A3 5.383% due 02/15/40	100	110
DBRR Trust Series 2012-EZ1 Class B 1.393% due 09/25/45 (Å)	1,650	1,652
Series 2013-EZ2 Class A 0.853% due 02/25/45 (Þ)	992	993

344	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2005-WF1 Class 1A3 5.227% due 06/26/35 (Ê)(Þ)	500	507
Eurocredit CDO BV Series 2003-X Class A1 0.805% due 10/20/16 (Ê)	2,137	2,784
Extended Stay America Trust Series 2013-ESFL Class A1FL 1.002% due 12/05/31 (Ê)(Þ)	690	690
Series 2013-ESFL Class CFL 1.702% due 12/05/31 (Ê)(Þ)	390	390
Series 2013-ESH7 Class A27 2.958% due 12/05/31 (Þ)	1,275	1,308
Series 2013-ESH7 Class B7 3.604% due 12/05/31 (Þ)	190	194
Fannie Mae 6.000% due 2014	20	20
4.989% due 2015(Ê)	2,058	2,195
5.500% due 2017	99	106
6.000% due 2017	29	31
7.000% due 2017	31	33
4.500% due 2019	227	244
5.700% due 2019	926	1,064
4.500% due 2020	81	87
3.000% due 2021	497	527
7.000% due 2022	383	394
4.500% due 2023	220	236
5.000% due 2023	73	80
4.000% due 2024	590	631
4.500% due 2024	5,303	5,690
4.000% due 2025	792	847
4.500% due 2025	1,072	1,172
3.000% due 2026	2,638	2,789
4.000% due 2026	1,290	1,379
3.000% due 2027	5,899	6,240
5.000% due 2027	309	334
5.000% due 2028	148	160
5.635% due 2028	743	761
5.000% due 2030	469	508
5.000% due 2031	39	43
2.480% due 2033 (Ê)	45	48
4.500% due 2033	43	47
5.000% due 2033	1,660	1,809
5.000% due 2034	460	501
2.248% due 2035 (Ê)	840	890
2.620% due 2035 (Ê)	95	101
2.919% due 2035 (Ê)	6,955	7,457
4.500% due 2035	49	53
5.000% due 2035	6,629	7,212
5.500% due 2035	179	196
5.000% due 2036	9,336	10,147
5.500% due 2036	39	43
6.000% due 2036	808	885
4.500% due 2037	54	59
5.000% due 2037	3,145	3,417
5.500% due 2037	12	13
4.500% due 2038	188	203
5.000% due 2038	9,350	10,151

	Principal Amount ($) or Shares	Fair Value $
5.500% due 2038	878	955
6.000% due 2038	705	771
4.500% due 2039	1,350	1,456
5.000% due 2039	1,617	1,754
5.500% due 2039	233	254
6.000% due 2039	94	105
4.500% due 2040	4,094	4,423
5.000% due 2040	9,868	10,723
1.428% due 2041 (Ê)	358	371
4.500% due 2041	7,475	8,078
5.000% due 2041	280	308
5.500% due 2041	290	318
1.378% due 2042 (Ê)	115	117
4.500% due 2042	334	362
15 Year TBA (Ï) 2.500%	1,270	1,328
3.000%	31,700	33,478
3.500%	10,450	11,100
4.000%	3,500	3,741
4.500%	2,000	2,145
30 Year TBA (Ï) 3.000%	1,173	1,229
4.000%	11,000	11,771
4.500%	19,000	20,544
5.000%	2,393	2,601
5.500%	44,000	47,834
Series 2006-373 Class 1 Zero coupon due 07/01/36 (Å)	2,491	2,356
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	281	320
Series 2001-T4 Class A1 7.500% due 07/25/41	767	919
Series 2001-T8 Class A2 9.500% due 07/25/41	21	26
Series 2001-T10 Class A1 7.000% due 12/25/41	56	65
Series 2001-T10 Class A2 7.500% due 12/25/41	1,000	1,221
Series 2002-T4 Class A3 7.500% due 12/25/41	8	10
Series 2002-T19 Class A1 6.500% due 07/25/42	484	586
Series 2004-T1 Class 1A2 6.500% due 01/25/44	899	1,077
Series 2004-T2 Class 1A3 7.000% due 11/25/43	743	895
Fannie Mae REMICS Series 2002-57 Class PG 5.500% due 09/25/17	439	469
Series 2003-63 Class GU 4.000% due 07/25/33	3	3
Series 2004-70 Class EB 5.000% due 10/25/24	215	236
Series 2007-30 Class AF 0.510% due 04/25/37 (Ê)	213	214
Series 2007-63 Class FC 0.550% due 07/25/37 (Ê)	618	621

Russell Short Duration Bond Fund	345

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-73 Class A1 0.260% due 07/25/37 (Ê)	106	101
Series 2009-96 Class DB 4.000% due 11/25/29	265	288
Series 2010-15 Class FD 0.940% due 03/25/40 (Ê)	1,399	1,411
Series 2010-85 Class NJ 4.500% due 08/25/40	925	977
Series 2010-141 Class MD 2.000% due 10/25/40	697	709
Series 2010-150 Class PC 3.000% due 10/25/40	928	962
Series 2011-53 Class FY 0.750% due 06/25/41 (Ê)	2,671	2,690
Series 2012-129 Class ZT 3.000% due 05/25/40	243	244
Series 2012-146 Class QA 1.000% due 01/25/43	277	275
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 11/25/41	332	383
Series 2003-W2 Class 1A1 6.500% due 07/25/42	177	214
Series 2004-W2 Class 2A2 7.000% due 02/25/44	728	863
Series 2004-W9 Class 2A1 6.500% due 02/25/44	34	40
Series 2004-W11 Class 1A2 6.500% due 05/25/44	261	307
Series 2005-W1 Class 1A2 6.500% due 10/25/44	97	115
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	468	538
FDIC Guaranteed Notes Trust Series 2010-C1 Class A 2.980% due 12/06/20 (Þ)	995	1,046
Series 2010-S1 Class 1A 0.754% due 02/25/48 (Ê)(Þ)	349	349
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	1,028	1,045
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	1,473	1,526
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2009-K003 Class A3 4.324% due 12/25/15	875	949
Series 2011-K014 Class X1 Interest Only STRIP 1.441% due 04/25/21	5,261	436
Series 2011-K702 Class X1 Interest Only STRIP 1.719% due 02/25/18	26,249	1,700
Series 2011-K703 Class A1 1.873% due 01/25/18	3,634	3,740

	Principal Amount ($) or Shares	Fair Value $
Series 2012-K501 Class X1A Interest Only STRIP 1.877% due 08/25/16	11,743	500
Series 2012-K706 Class X1 1.732% due 10/25/18	11,502	886
Series 2013-K025 Class A1 1.875% due 04/25/22	1,076	1,110
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	174	198
Series 2003-54 Class 2A 6.500% due 02/25/43	140	170
Series 2003-58 Class 2A 6.500% due 09/25/43	43	50
Series 2005-63 Class 1A1 1.378% due 02/25/45 (Ê)	351	341
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.597% due 10/25/35 (Ê)	1,241	1,124
Freddie Mac 5.500% due 2014	1	1
6.000% due 2014	5	6
6.000% due 2016	50	53
6.000% due 2018	57	61
5.500% due 2019	1,113	1,201
5.500% due 2022	641	688
5.500% due 2029	237	258
6.000% due 2029	19	21
6.000% due 2031	50	56
6.000% due 2033	119	133
2.829% due 2035 (Ê)	189	201
2.896% due 2035 (Ê)	146	156
5.500% due 2038	387	417
5.500% due 2039	297	321
30 Year TBA (Ï) 4.500%	2,000	2,142
Freddie Mac REMICS Series 2003-2559 Class PB 5.500% due 08/15/30	1	2
Series 2003-2632 Class AB 4.500% due 06/15/18	1,205	1,319
Series 2003-2657 Class WT 4.500% due 08/15/18	539	573
Series 2006-3149 Class LF 0.499% due 05/15/36 (Ê)	287	286
Series 2006-3173 Class PE 6.000% due 04/15/35	138	143
Series 2006-R006 Class ZA 6.000% due 04/15/36	2,220	2,490
Series 2006-R007 Class ZA 6.000% due 05/15/36	2,103	2,349
Series 2007-3335 Class BF 0.349% due 07/15/19 (Ê)	73	73
Series 2007-3335 Class FT 0.349% due 08/15/19 (Ê)	202	202
Series 2008-3414 Class JB 4.500% due 02/15/23	360	397

346	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2010-3640 Class JA 1.500% due 03/15/15	666	670
Series 2010-3673 Class QA 4.500% due 06/15/39	956	1,022
Series 2010-3704 Class DC 4.000% due 11/15/36	428	468
Series 2011-3857 Class EC 3.500% due 08/15/39	1,022	1,064
Series 2011-3898 Class AF 0.769% due 06/15/41 (Ê)	3,121	3,143
Series 2012-4029 Class BG 2.500% due 07/15/41	254	260
Series 2012-4036 Class PA 2.750% due 04/15/41	845	865
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F 5.472% due 07/10/37 (Þ)	145	146
Ginnie Mae 5.000% due 05/21/43	76,000	82,828
Ginnie Mae I 9.500% due 2017	—	—
3.000% due 2027	2,200	2,344
30 Year TBA (Ï) 5.000%	3,000	3,279
Ginnie Mae II 1.750% due 2027 (Ê)	33	34
1.625% due 2032 (Ê)	42	44
3.500% due 2040 (Ê)	13,706	14,607
4.000% due 2040 (Ê)	909	974
5.390% due 2059	3,821	4,233
5.508% due 2059	3,405	3,749
5.500% due 2060	3,124	3,581
4.502% due 2061	750	855
4.700% due 2061	1,837	2,132
4.748% due 2061	3,713	4,150
4.582% due 2062	1,241	1,419
4.672% due 2062	746	844
4.674% due 2062	1,308	1,479
4.816% due 2062	1,807	2,060
4.856% due 2062	2,333	2,645
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G 6.750% due 04/15/29	725	842
Series 2001-C2 Class C 6.870% due 04/15/34	39	39
Series 2004-C3 Class A4 4.547% due 12/10/41	521	523
Series 2004-C3 Class AAB 4.702% due 12/10/41	603	617
Series 2005-C1 Class A5 4.697% due 05/10/43	380	402
Government National Mortgage Association Series 2010-14 Class A 4.500% due 06/16/39	326	357
Series 2010-74 Interest Only STRIP 1.158% due 03/16/50	14,951	716

	Principal Amount ($) or Shares	Fair Value $
Series 2010-83 Interest Only STRIP 0.927% due 07/16/50	10,052	489
Series 2010-124 Class C 3.392% due 03/16/45	675	743
Series 2010-155 Interest Only STRIP 1.455% due 06/16/39	10,170	691
Series 2011-127 Interest Only STRIP 1.538% due 03/16/47	8,735	638
Series 2011-H21 Class HI Interest Only STRIP 1.816% due 11/20/61	10,291	876
Series 2012-99 Class CI Interest Only STRIP 1.041% due 10/16/49	7,336	604
Series 2012-115 Class IO Interest Only STRIP 0.433% due 04/16/54	7,819	409
Series 2012-132 Class IO Interest Only STRIP 1.189% due 06/16/54	14,182	1,191
Series 2012-147 Class AE 1.750% due 07/16/47	1,616	1,627
Series 2012-H11 Class CI Interest Only STRIP 2.891% due 04/20/62	6,247	709
Series 2013-2 Class IO Interest Only STRIP 0.738% due 05/16/54	27,404	1,787
Series 2013-H03 Class HI Interest Only STRIP 2.571% due 12/20/62	5,726	784
Series 2013-H06 Class HI Interest Only STRIP 2.936% due 01/20/63	12,207	1,686
Series 2013-H07 Class JL Interest Only STRIP 2.609% due 03/20/63	12,445	1,698
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.920% due 10/25/33 (Ê)	155	153
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 5.396% due 08/10/38	1,500	1,556
Series 2006-GG8 Class A2 5.479% due 11/10/39	103	105
Series 2007-EOP Class A1 1.103% due 03/06/20 (Ê)(Þ)	1,487	1,487
Series 2007-EOP Class A3 1.456% due 03/06/20 (Ê)(Þ)	4,815	4,825
Series 2013-KYO Class B 1.650% due 11/08/29 (Å)(Ê)	595	598
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	53	55

Russell Short Duration Bond Fund	347

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 1998-2 Class A 7.750% due 05/19/27 (Þ)	248	257
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	11	12
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	21	21
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	212	229
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	422	431
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	114	120
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.748% due 06/25/34 (Ê)	184	182
Series 2005-AR6 Class 2A1 2.662% due 09/25/35 (Ê)	307	316
Series 2006-2F Class 3A3 6.000% due 02/25/36	2,727	2,546
Series 2006-3F Class 2A3 5.750% due 03/25/36	431	413
Series 2006-8F Class 4A17 6.000% due 09/25/36	914	805
Series 2007-AR1 Class 1A1 3.014% due 03/25/37 (Ê)	3,279	2,647
HarborView Mortgage Loan Trust Series 2005-4 Class 3A1 3.024% due 07/19/35 (Ê)	773	692
JP Morgan Chase Commercial Mortgage Securities Trust Series 2002-C2 Class E 5.619% due 12/12/34	710	714
Series 2007-CB20 Class A4 5.794% due 02/12/51	414	487
Series 2007-CB20 Class ASB 5.688% due 02/12/51	265	289
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2 Class C 6.739% due 04/15/35	1,005	1,010
Series 2001-CIB2 Class D 6.847% due 04/15/35	103	105
Series 2003-C1 Class D 5.192% due 01/12/37	835	835
Series 2003-CB6 Class B 5.356% due 07/12/37	930	937
Series 2003-LN1 Class B 5.012% due 10/15/37	730	740
Series 2003-PM1A Class B 5.539% due 08/12/40	2,290	2,310
Series 2005-CB13 Class A4 5.472% due 01/12/43	2,070	2,273
JPMorgan Mortgage Trust Series 2004-A2 Class 1A1 2.802% due 05/25/34 (Ê)	250	253
Series 2005-A1 Class 6T1 4.722% due 02/25/35 (Ê)	10	10

	Principal Amount ($) or Shares	Fair Value $
Series 2005-A4 Class 1A1 5.264% due 07/25/35 (Ê)	116	120
Series 2006-A6 Class 1A2 2.987% due 10/25/36 (Ê)	31	26
LB-UBS Commercial Mortgage Trust Series 2003-C5 Class C 4.762% due 04/15/37	1,035	1,040
Series 2003-C8 Class D 5.237% due 09/15/37	470	478
Series 2004-C7 Class A1A 4.475% due 10/15/29	1,431	1,495
Series 2004-C7 Class A5 4.628% due 10/15/29	53	53
Series 2005-C1 Class A3 4.545% due 02/15/30	25	26
Mastr Adjustable Rate Mortgages Trust Series 2005-1 Class B1 Interest Only STRIP 3.444% due 03/25/35 (Ê)	264	14
Series 2005-6 Class 7A1 5.301% due 06/25/35 (Ê)	40	39
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	528	548
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	369	362
Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC2 Class A1 0.679% due 06/15/30 (Ê)	316	313
Merrill Lynch Mortgage Investors Trust Series 1998-C1 Class A3 6.720% due 11/15/26	1,732	1,900
Series 1998-C3 Class E 7.086% due 12/15/30	912	920
Series 1998-C3 Class IO Interest Only STRIP 1.034% due 12/15/30	3,356	47
Series 2005-A10 Class A 0.410% due 02/25/36 (Ê)	46	41
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	2,364	2,393
Series 2003-KEY1 Class B 5.334% due 11/12/35	1,750	1,783
Series 2004-KEY2 Class A4 4.864% due 08/12/39	550	577
Series 2004-KEY2 Class B 4.947% due 08/12/39	1,977	2,037
Series 2005-CIP1 Class A2 4.960% due 07/12/38	85	86
Series 2005-CIP1 Class AM 5.107% due 07/12/38	940	1,021
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.450% due 11/25/35 (Ê)	94	88
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	228

348	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Morgan Stanley Capital I Trust Series 2003-IQ6 Class C 5.277% due 12/15/41 (Þ)	1,210	1,249
Series 2003-T11 Class A4 5.150% due 06/13/41	379	379
Series 2004-HQ4 Class A7 4.970% due 04/14/40	265	274
Series 2004-T13 Class C 4.790% due 09/13/45	500	513
Morgan Stanley Capital I, Inc. Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	33	33
Series 2003-IQ5 Class C 5.532% due 04/15/38	400	404
Series 2004-IQ7 Class A4 5.542% due 06/15/38	35	37
Morgan Stanley Dean Witter Capital I Trust
Series 2001-TOP3 Class C 6.790% due 07/15/33	596	603
Morgan Stanley Re-REMIC Trust Series 2010-GG10 Class A4A 5.982% due 08/15/45 (Þ)	4,500	5,186
Series 2010-HQ4 Class AJ 4.970% due 04/15/40 (Þ)	780	812
Motel 6 Trust Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Þ)	2,600	2,625
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Þ)	1,500	1,515
Series 2012-MTL6 Class XA1 Interest Only STRIP 3.171% due 10/05/25 (Þ)	11,200	541
NCUA Guaranteed Notes Series 2010-R1 Class 2A 1.840% due 10/07/20	1,842	1,865
Series 2010-R3 Class 3A 2.400% due 12/08/20	716	732
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4 Class 1A1 2.658% due 12/25/34 (Ê)	617	621
Series 2005-WF1 Class 2A2 4.786% due 03/25/35	183	186
NorthStar Mortgage Trust Series 2012-1 Class A 1.400% due 08/25/29 (Ê)(Þ)	688	688
ORES NPL LLC Series 2012-LV1 Class A 4.000% due 09/25/44 (Þ)	407	407
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.600% due 02/25/34 (Ê)	46	44
Series 2004-CL1 Class 2A2 0.600% due 02/25/19 (Ê)	2	2
Prudential Commercial Mortgage Series 2003-PWR1 Class D 4.775% due 02/11/36 (Þ)	14	14

	Principal Amount ($) or Shares	Fair Value $
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	445	445
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	234	181
Reperforming Loan REMIC Trust Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	121	129
Residential Asset Securitization Trust Series 2005-A10 Class A3 5.500% due 09/25/35	430	412
Series 2006-A9CB Class A6 6.000% due 09/25/36	606	393
RFMSI Trust Series 2006-S10 Class 1A7 6.000% due 10/25/36	511	479
Rref, LLC Series 2013-LT2 Class A 2.833% due 05/22/28 (Å)	585	585
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	100	108
Sequoia Mortgage Trust Series 2004-9 Class A2 1.165% due 10/20/34 (Ê)	889	839
SMA Issuer I LLC Series 2012-LV1 Class A 3.500% due 08/20/25 (Þ)	645	647
Structured Asset Mortgage Investments Trust Series 2002-AR3 Class A1 0.859% due 09/19/32 (Ê)	16	15
Structured Asset Securities Corp. Mortgage Pass Through Certificates Series 2001-21A Class 1A1 2.511% due 01/25/32 (Ê)	11	9
Series 2003-34A Class 6A 2.820% due 11/25/33 (Ê)	364	363
Structured Asset Securities Corp. Trust Series 2005-6 Class B2 5.241% due 05/25/35	23	—
Series 2005-16 Class 1A2 5.500% due 09/25/35	682	701
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.447% due 04/25/37 (Ê)	4,435	3,768
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class D 5.269% due 08/15/41	1,026	1,069
Series 2004-C15 Class A4 4.803% due 10/15/41	100	105
Series 2004-C15 Class B 4.892% due 10/15/41	320	335
Series 2005-C17 Class A4 5.083% due 03/15/42	100	107

Russell Short Duration Bond Fund	349

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-C22 Class A3 5.486% due 12/15/44	21	22
Series 2006-WL7A Class A2 0.320% due 09/15/21 (Ê)(Þ)	773	763
Series 2007-C31 Class A2 5.421% due 04/15/47	320	322
Series 2007-C31 Class A4 5.509% due 04/15/47	100	113
Series 2007-C32 Class A2 5.919% due 06/15/49	261	269
Series 2007-WHL8 Class A1 0.279% due 06/15/20 (Ê)(Þ)	1,337	1,320
Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates Series 2003-C5 Class B 4.107% due 06/15/35	470	471
Series 2003-C9 Class B 5.109% due 12/15/35	460	471
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A 1.577% due 06/25/42 (Ê)	50	49
Series 2002-AR9 Class 1A 1.577% due 08/25/42 (Ê)	138	132
Series 2003-AR7 Class A7 2.321% due 08/25/33 (Ê)	132	132
Series 2004-AR13 Class A2A 0.620% due 11/25/34 (Ê)	419	402
Series 2005-AR13 Class A1A1 0.490% due 10/25/45 (Ê)	675	632
Series 2006-AR11 Class 2A 2.462% due 09/25/46 (Ê)	370	336
Series 2007-HY3 Class 4A1 2.654% due 03/25/37 (Ê)	2,464	2,308
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 2.619% due 01/25/35 (Ê)	115	114
Series 2005-AR2 Class 2A1 2.683% due 03/25/35 (Ê)	267	263
Series 2005-AR16 Class 6A3 2.658% due 10/25/35 (Ê)	3,444	3,391
Series 2006-3 Class A1 5.500% due 03/25/36	176	177
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	2,573	2,564
Series 2006-AR2 Class 2A1 2.640% due 03/25/36	493	497
Series 2006-AR2 Class 2A3 2.640% due 03/25/36 (Ê)	1,403	1,404
Series 2006-AR4 Class 1A1 5.761% due 04/25/36 (Ê)	1,036	969
Series 2006-AR10 Class 4A1 2.695% due 07/25/36 (Ê)	610	563
Series 2006-AR10 Class 5A6 2.610% due 07/25/36 (Ê)	122	111
Series 2006-AR17 Class A1 2.630% due 10/25/36 (Ê)	1,616	1,496

	Principal Amount ($) or Shares		Fair Value $
Series 2007-AR8 Class A1 5.987% due 11/25/37 (Ê)		861	784

			596,979

Municipal Bonds - 0.7%
Alabama Public School & College Authority Revenue Bonds 5.000% due 12/01/25		1,100	1,285
County of Broward Florida Airport System Revenue Revenue Bonds 5.000% due 10/01/18		350	419
County of Santa Clara California General Obligation Unlimited 5.000% due 08/01/30		1,000	1,171
New York City Water & Sewer System Revenue Bonds 5.000% due 06/15/37		1,600	1,718
5.000% due 06/15/38		1,000	1,119
Pennsylvania Economic Development Financing Authority Revenue Bonds 5.000% due 01/01/22		2,700	3,138
Port Authority of New York & New Jersey Revenue Bonds 1.650% due 12/01/19		200	198

			9,048

Non-US Bonds - 4.0%
Asset-Backed European Securitisation Transaction SRL Series 2011-6 Class A1 1.593% due 03/15/18 (Ê)	GBP	103	160
Autonomous Community of Catalonia 3.875% due 04/07/15	EUR	1,850	2,418
Autonomous Community of Madrid Spain 4.200% due 09/24/14	EUR	200	270
Brazil Notas do Tesouro Nacional Series NTNF 10.000% due 01/01/17	BRL	1,954	1,040
Cadogan Square CLO III BV Series 2006-3X Class A 0.571% due 01/17/23 (Ê)	EUR	973	1,244
German Residential Asset Note Distributor PLC Series 2006-1 Class A 1.615% due 01/20/21 (Ê)	EUR	749	988
Granite Master Issuer PLC Series 2004-2 Class 3A 0.827% due 06/20/44 (Ê)	GBP	200	307
Series 2005-4 Class A5 0.318% due 12/20/54 (Ê)	EUR	1,052	1,366
Series 2006-4 Class A7 0.338% due 12/20/54 (Ê)	EUR	247	322
Italy Buoni Poliennali Del Tesoro 4.250% due 07/01/14	EUR	1,200	1,639
4.250% due 08/01/14	EUR	3,500	4,793
4.500% due 07/15/15	EUR	2,600	3,632
3.750% due 08/01/15	EUR	900	1,239
3.750% due 04/15/16	EUR	300	416

350	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

3.750% due 08/01/16	EUR	600	832
4.750% due 09/15/16	EUR	600	857
4.000% due 02/01/17	EUR	1,100	1,535
4.750% due 05/01/17	EUR	1,500	2,142
4.750% due 06/01/17	EUR	2,000	2,857
Italy Certificati di Credito del Tesoro Zero coupon due 05/30/14	EUR	3,600	4,698
Leopard CLO III BV Series 2005-X Class A1 0.572% due 04/21/20 (Ê)	EUR	220	285
Mercator CLO II PLC Series 2007-X Class A1 0.461% due 02/18/24 (Ê)	EUR	368	468
Mexican Bonos Series M 6.250% due 06/16/16	MXN	12,825	1,124
6.500% due 06/10/21	MXN	16,020	1,504
Mexican Udibonos 5.000% due 06/16/16	MXN	6,960	646
NAC EuroLoan Advantage I, Ltd. Series 2008-1X Class A-1 1.593% due 04/20/19 (Ê)	GBP	257	399
Peruvian Government International Bond Series REGS 8.600% due 08/12/17	PEN	2,440	1,129
Province of Ontario Canada 3.200% due 09/08/16	CAD	200	210
4.300% due 03/08/17	CAD	3,700	4,052
4.000% due 06/02/21	CAD	800	892
3.150% due 06/02/22	CAD	2,700	2,823
Queensland Treasury Corp. Series 19 6.250% due 06/14/19	AUD	2,250	2,689
Spain Government Bond 3.750% due 10/31/15	EUR	1,900	2,604
Sweden Government Bond Series 1057 1.500% due 11/13/23	SEK	3,030	463
Titrisocram Series 2012-1 Class A 1.088% due 03/25/22 (Ê)	EUR	272	361
United Kingdom Gilt 4.000% due 03/07/22	GBP	880	1,648
1.750% due 09/07/22	GBP	100	156
Wood Street CLO 1 BV Series 2005-I Class A 0.602% due 11/22/21 (Ê)	EUR	470	604

			54,812

United States Government Agencies - 1.9%
Fannie Mae 5.000% due 05/11/17		500	588
Federal Home Loan Mortgage Corp. 1.750% due 05/30/19		4,500	4,666
1.250% due 10/02/19		100	100
Series 1 0.750% due 01/12/18		800	800

	Principal Amount ($) or Shares	Fair Value $
Federal National Mortgage Association 0.875% due 12/20/17	1,000	1,007
0.875% due 02/08/18	19,000	19,089

		26,250

United States Government Treasuries - 13.9%
United States Treasury Inflation Indexed Bonds 1.625% due 01/15/15 (Æ)	4,546	4,776
2.000% due 01/15/16 (Æ)	871	956
0.625% due 07/15/21 (Æ)	2,163	2,470
United States Treasury Notes 0.625% due 07/15/14	24,405	24,540
0.125% due 07/31/14	9,030	9,026
0.500% due 10/15/14	8,250	8,288
0.250% due 10/31/14	2,900	2,903
0.375% due 11/15/14	12,500	12,536
0.250% due 03/31/15	23,925	23,944
0.375% due 04/15/15	8,375	8,400
0.125% due 04/30/15	7,600	7,587
0.250% due 05/15/15	1,400	1,401
0.375% due 06/15/15	8,160	8,185
0.250% due 12/15/15	3,720	3,717
0.375% due 02/15/16	9,920	9,942
0.375% due 03/15/16	2,000	2,004
2.250% due 03/31/16	2,335	2,467
0.250% due 04/15/16	740	739
0.750% due 12/31/17	620	624
0.750% due 03/31/18	18,655	18,737
0.625% due 04/30/18	26,675	26,606
1.250% due 02/29/20	6,845	6,926
1.125% due 03/31/20	1,430	1,433
3.125% due 02/15/43	145	152

		188,359

Total Long-Term Investments (cost $1,262,218)		1,278,812

Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust (Å)	219	1,599
Wells Fargo & Co.	300	396

		1,995

Total Preferred Stocks (cost $2,482)		1,995

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury 30 Year Note Futures May 2013 150.00 Call (14)	USD 14	8

Total Options Purchased (cost $7)		8

Russell Short Duration Bond Fund	351

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Short-Term Investments - 15.5%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 7.700% due 08/07/13 (Þ)	1,100	1,118
Ally Financial, Inc. 3.492% due 02/11/14 (Ê)	1,500	1,513
4.500% due 02/11/14	900	920
American Express Credit Corp. 5.875% due 05/02/13	326	326
Series C 7.300% due 08/20/13	575	587
American Honda Finance Corp. 0.896% due 08/05/13 (Ê)(Þ)	740	741
American International Group, Inc. 4.250% due 05/15/13	500	501
0.385% due 07/19/13 (Ê)	2,900	3,814
Anheuser-Busch InBev Worldwide, Inc. Series FRN 0.826% due 01/27/14 (Ê)	2,000	2,009
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	200	203
Autonomous Community of Madrid Spain 4.305% due 03/06/14	200	269
Banco do Brasil SA 0.010% due 01/24/14 (ž)	400	397
Bank of America Corp. 1.696% due 01/30/14 (Ê)	1,800	1,815
Banque PSA Finance SA Series 144a 2.182% due 04/04/14 (Å)(Ê)	800	794
BNP Paribas SA Series BKNT 1.179% due 01/10/14 (Ê)	1,300	1,305
BP Capital Markets PLC 3.750% due 06/17/13	500	502
BPCE SA 2.375% due 10/04/13 (Þ)	100	101
Brazil Notas do Tesouro Nacional Series NTNF 10.000% due 01/01/14	969	505
Case New Holland, Inc. 7.750% due 09/01/13	1,950	1,987
Caterpillar, Inc. 0.459% due 05/21/13 (Ê)	1,600	1,600
Cellco Partnership / Verizon Wireless Capital LLC 7.375% due 11/15/13	2,710	2,805
CIT Group, Inc. 5.250% due 04/01/14 (Þ)	2,100	2,176
Coca-Cola Enterprises, Inc. 1.125% due 11/12/13	860	863
Commonwealth Bank of Australia 0.697% due 07/12/13 (Ê)(Þ)	4,600	4,606
Commonwealth Edison Co. 1.625% due 01/15/14	855	862
COX Communications, Inc. 4.625% due 06/01/13	500	502

	Principal Amount ($) or Shares	Fair Value $
Credit Agricole SA 1.726% due 01/21/14 (Å)(Ê)	1,300	1,309
Daimler Finance NA LLC 1.608% due 07/11/13 (Ê)(Þ)	1,000	1,002
1.480% due 09/13/13 (Ê)(Þ)	5,600	5,617
DanFin Funding, Ltd. 0.978% due 07/16/13 (Ê)(Þ)	3,000	3,003
Deutsche Telekom International Finance BV 5.250% due 07/22/13	2,000	2,020
Devon Energy Corp. 5.625% due 01/15/14	615	637
Dexia Credit Local SA 1.500% due 09/27/13 (ž)	800	802
Series EMTN 0.907% due 04/01/14 (Ê)	1,700	2,632
Series REGS 2.750% due 01/10/14	6,700	6,794
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13 (ç)	500	500
Fannie Mae 5.000% due 05/13/13 (ç)	1,000	1,081
6.000% due 04/01/14	8	8
FCE Bank PLC Series EMTN 7.250% due 07/15/13	450	600
FIH Erhvervsbank A/S 0.650% due 06/13/13 (Ê)(Þ)	4,900	4,902
Freddie Mac 6.000% due 09/01/13	2	2
Gazprom OAO Via Gaz Capital SA 7.510% due 07/31/13 (Þ)	600	609
General Mills, Inc. 5.250% due 08/15/13	575	583
Hewlett-Packard Co. 0.568% due 05/24/13 (Ê)	2,100	2,100
Imperial Tobacco Finance PLC 4.375% due 11/22/13	800	1,075
ING Bank NV 3.900% due 03/19/14 (Þ)	300	309
Intesa Sanpaolo SpA 2.688% due 02/24/14 (Ê)(Þ)	700	704
Itau Unibanco SA Zero coupon due 10/31/13 (ž)	5,300	5,261
0.010% due 11/08/13 (ž)	1,600	1,589
John Deere Capital Corp. 4.900% due 09/09/13	980	996
Korea Development Bank (The) 8.000% due 01/23/14	600	629
Mexican Bonos Series M 9.000% due 06/20/13	68,000	5,637
Mexico Cetes Series BI Zero coupon due 05/02/13	369,000	3,038
Zero coupon due 05/09/13	265,000	2,181
Zero coupon due 07/25/13	409,000	3,338
Zero coupon due 08/08/13	395,000	3,219

352	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Mondelez International, Inc. 2.625% due 05/08/13	4,450		4,451
National Australia Bank, Ltd. 0.998% due 04/11/14 (Ê)(Þ)	2,400		2,416
NBCUniversal Media LLC 2.100% due 04/01/14	600		609
New Jersey Economic Development Authority Revenue Bonds 1.280% due 06/15/13 (Ê)	1,000		1,001
Nordea Eiendomskreditt AS 0.700% due 04/07/14 (Ê)(Þ)	1,300		1,304
PACCAR, Inc. 6.875% due 02/15/14	700		735
Philip Morris International, Inc. 4.875% due 05/16/13	875		876
Pricoa Global Funding I 0.483% due 09/27/13 (Ê)(Þ)	200		200
Quebecor World Capital Corp. 6.125% due 11/15/13(Ø)	70		—
Qwest Corp. 3.530% due 06/15/13 (Ê)	200		201
RCI Banque SA Series 144a 2.148% due 04/11/14 (Ê)(Þ)	1,800		1,808
Russell U.S. Cash Management Fund	77,864,562	(¥)	77,865
SABMiller PLC 5.500% due 08/15/13 (Þ)	1,145		1,161
SLM Corp. 0.533% due 06/17/13 (Ê)	100		132
Series BEd 3.845% due 06/15/13 (Ê)	250		249
Springleaf Finance Corp. Series REGS 4.125% due 11/29/13	2,350		3,095
SSIF Nevada, LP 0.977% due 04/14/14 (Ê)(Þ)	3,700		3,721
Time Warner Cable, Inc. 6.200% due 07/01/13	400		404
United States Treasury Bills 0.073% due 02/06/14 (ž)	370		369
0.120% due 02/06/14	290		290
0.250% due 04/30/14	10,500		10,511
Verizon Communications, Inc. Series FRN 0.894% due 03/28/14 (Ê)	2,400		2,410
Volkswagen International Finance NV 1.625% due 08/12/13 (Þ)	525		527
Wachovia Corp. 5.500% due 05/01/13 (ç)	1,935		1,935
Westlake Automobile Receivables Trust Series 2012-1A Class A1 0.426% due 09/16/13 (Þ)	188		188
WM Wrigley Jr Co. 3.050% due 06/28/13 (Å)	400		401

Total Short-Term Investments (cost $211,564)			211,857

	Principal Amount ($) or Shares	Fair Value $
Repurchase Agreements - 7.0%
Agreement with J.P. Morgan Chase Bank and State Street Bank (Tri-Party) of $10,300 dated April 30, 2013 at 0.170% to be repurchased at $10,300 on May 1, 2013 collateralized by: $9,961 par various United States Treasury Obligations, valued at $10,466.	10,300	10,300
Agreement with BNP Paribus Securities Corporation and State Street Bank (Tri-Party) of $13,900 dated April 30, 2013 at 0.170% to be repurchased at $13,900 on May 1, 2013 collateralized by: $12,368 par various United States Treasury Obligations, valued at $14,157.	13,900	13,900
Agreement with Citigroup Global Markets Incorporated and State Street Bank (Tri-Party) of $10,737 dated April 30, 2013 at 0.150% to be repurchased at $10,737 on May 1, 2013 collateralized by: $10,875 par various United States Treasury Obligations, valued at $10,928.	10,737	10,737
Agreement with Citigroup Global Markets Incorporated and State Street Bank (Tri-Party) of $49,363 dated April 30, 2013 at 0.150% to be repurchased at $49,363 on May 1, 2013 collateralized by: $50,000 par various United States Treasury Obligations, valued at $50,244.	49,363	49,363
Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $11,100 dated April 30, 2013 at 0.180% to be repurchased at $11,100 on May 1, 2013 collateralized by: $11,542 par various United States Treasury Obligations, valued at $11,228.	11,100	11,100

Total Repurchase Agreements (cost $95,400)		95,400

Total Investments - 116.5% (identified cost $1,571,671)		1,588,072

Other Assets and Liabilities, Net - (16.5%)		(225,493)

Net Assets - 100.0%		1,362,579

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	353

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

2.3%
Banque PSA Finance SA	03/28/11	800,000	100.00	800	794
BCAP LLC Trust	04/03/13	300,000	94.63	284	284
CCG Receivables Trust	04/17/13	1,315,000	100.00	1,315	1,316
CNPC General Capital, Ltd.	04/09/13	600,000	99.90	599	600
Credit Agricole SA	01/13/11	1,300,000	100.00	1,300	1,309
DBRR Trust	09/20/12	1,650,000	99.74	1,646	1,652
DG Funding Trust	11/04/03	219	10,537.12	2,307	1,599
Export-Import Bank of Korea	03/15/12	1,600,000	100.00	1,600	1,599
Fannie Mae	09/28/12	2,491,334	94.74	2,360	2,356
Florida Gas Transmission Co. LLC	07/08/10	500,000	99.99	500	531
GS Mortgage Securities Corp. II	02/05/13	595,000	100.00	595	598
Hidden Ridge Facility Trustee	01/10/13	5,089,235	112.64	5,733	5,520
Lukoil International Finance BV	04/17/13	2,800,000	100.00	2,800	2,850
Mallinckrodt International Finance SA	04/08/13	610,000	99.98	610	619
Prestige Auto Receivables Trust	04/03/13	1,250,000	99.99	1,250	1,251
Rref, LLC	03/20/13	585,038	100.00	585	585
Sandelman Finance, Ltd.	04/24/13	1,100,000	99.47	1,094	1,094
SLM Student Loan Trust	04/25/13	2,490,000	99.98	2,490	2,490
Societe Financement de l’Economie Francaise	05/07/09	1,300,000	100.12	1,302	1,340
WM Wrigley Jr Co.	07/08/10	400,000	100.15	401	401
WM Wrigley Jr Co.	02/28/13	2,300,000	103.35	2,377	2,375

					31,163

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

354	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Australia Government 10 Year Treasury Bond Futures (SFE) (Australia)	15	AUD	1,874	06/13	58
Australia Government 3 Year Treasury Bond Futures (SFE) (Australia)	5	AUD	550	06/13	—
Euribor Futures (Germany)	8	EUR	1,993	12/14	9
Eurodollar Futures (CME)	13	USD	3,234	03/15	2
Eurodollar Futures (CME)	171	USD	42,508	06/15	101
Eurodollar Futures (CME)	463	USD	114,876	12/15	107
Eurodollar Futures (CME)	52	USD	12,886	03/16	31
Three Month Euribor Interest Rate Futures (Germany)	2	EUR	498	03/15	—
Three Month Euribor Interest Rate Futures (Germany)	1	EUR	249	06/15	(1)
United States Treasury 30 Year Bond Futures	27	USD	4,006	06/13	50
United States Treasury 2 Year Note Futures	755	USD	166,572	06/13	123
United States Treasury 5 Year Note Futures	28	USD	3,490	06/13	4
United States Treasury 10 Year Note Futures	18	USD	2,401	06/13	10
United States Treasury Ultra Long-Term Bond Futures	3	USD	493	06/13	23

Short Positions
EURO OAT Futures (Germany)	5	EUR	699	06/13	(33)
Euro-Bobl Futures (Germany)	30	EUR	3,802	06/13	—
Euro-BTP Italian Goverment Bond Futures (Italy)	2	EUR	232	06/13	(16)
Euro-Bund Futures (Germany)	16	EUR	2,345	06/13	(1)
Euro-Buxl 30 Year Bond Futures (Germany)	7	EUR	970	06/13	(18)
Japan Government 10 Year Bond Futures (TSE) (Japan)	1	JPY	144,530	06/13	4
Japan Government mini-10 Year Bond Futures (TSE) (Japan)	4	JPY	57,844	06/13	2
United Kingdom Long Gilt Bond Futures (United Kingdom)	23	GBP	2,760	06/13	(55)
United States Treasury 5 Year Note Futures	379	USD	47,239	06/13	(270)
United States Treasury 10 Year Note Futures	322	USD	42,942	06/13	(582)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(452)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	355

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Cross Currency Options USD/JPY	Put	1	95.00	USD	700	07/05/13	(7)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		5,000	03/12/14	(12)
USD Three Month LIBOR/USD 0.750%	Call	1	0.00		21,600	09/03/13	(20)
USD Three Month LIBOR/USD 1.800%	Call	1	0.00		14,400	07/29/13	(81)
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		5,000	03/12/14	(5)
USD 1.250%/USD Three Month LIBOR	Put	1	0.00		21,600	09/03/13	(35)
USD 1.400%/USD Three Month LIBOR	Put	1	0.00		24,900	06/17/13	(1)
USD 1.700%/USD Three Month LIBOR	Put	3	0.00		19,400	07/24/13	—
USD 2.650%/USD Three Month LIBOR	Put	1	0.00		14,400	07/29/13	(7)

Total Liability for Options Written (premiums received $403)							(168)

Transactions in options written contracts for the period ended April 30, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	17	$559
Opened	26	773
Closed	(28)	(929)

Outstanding April 30, 2013	15	$403

See accompanying notes which are an integral part of the financial statements.

356	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	40	RUB	1,360	05/08/13	3
Bank of America	AUD	2,630	USD	2,702	05/21/13	(21)
Bank of America	MXN	31,993	USD	2,495	06/20/13	(129)
Barclays Bank PLC	USD	25	CAD	25	05/31/13	—
Barclays Bank PLC	USD	1,123	EUR	860	05/02/13	9
Barclays Bank PLC	USD	2,975	MXN	36,422	05/21/13	20
Barclays Bank PLC	USD	100	MYR	305	07/15/13	—
Barclays Bank PLC	USD	100	MYR	304	07/15/13	—
Barclays Bank PLC	USD	100	MYR	304	07/15/13	(1)
Barclays Bank PLC	CAD	317	USD	309	05/31/13	(6)
Barclays Bank PLC	CAD	11,130	USD	10,825	06/20/13	(210)
Barclays Bank PLC	EUR	1,345	USD	1,748	05/31/13	(24)
Barclays Bank PLC	GBP	1,473	USD	2,216	06/12/13	(72)
Barclays Bank PLC	JPY	79,480	USD	800	05/02/13	(15)
Barclays Bank PLC	KRW	294,608	USD	263	05/31/13	(5)
Barclays Bank PLC	RUB	3,760	USD	110	05/08/13	(11)
BNP Paribas SA	USD	55,855	EUR	42,982	05/02/13	750
BNP Paribas SA	USD	151	EUR	115	05/31/13	—
BNP Paribas SA	USD	811	JPY	79,500	05/02/13	4
BNP Paribas SA	USD	185	MXN	2,248	06/27/13	—
BNP Paribas SA	COP	65,500	USD	35	05/31/13	—
BNP Paribas SA	EUR	42,982	USD	55,867	06/04/13	(750)
BNP Paribas SA	HUF	1,300	USD	6	05/31/13	—
BNP Paribas SA	JPY	79,500	USD	812	07/18/13	(4)
BNP Paribas SA	MXN	2,248	USD	186	05/03/13	—
Citibank	USD	59	EUR	45	05/31/13	—
Citibank	USD	105	EUR	80	05/31/13	—
Citibank	USD	154	GBP	100	05/31/13	1
Citibank	EUR	23	USD	30	05/31/13	—
Citibank	JPY	5,920	USD	61	05/31/13	—
Commonwealth Bank of Australia	USD	15	NZD	18	05/31/13	—
Commonwealth Bank of Australia	AUD	29	USD	30	05/31/13	—
Credit Suisse	USD	31	RUB	1,030	05/08/13	2
Credit Suisse	USD	41	RUB	1,370	05/08/13	4
Credit Suisse First Boston	USD	3,000	BRL	5,944	06/04/13	(40)
Credit Suisse First Boston	USD	2,570	EUR	2,000	05/02/13	64
Credit Suisse First Boston	USD	1,717	EUR	1,320	06/04/13	21
Credit Suisse First Boston	USD	31	RUB	950	05/31/13	—
Credit Suisse First Boston	CHF	60	USD	64	05/31/13	(1)
Credit Suisse First Boston	MXN	18,111	USD	1,476	08/08/13	(4)
Credit Suisse First Boston	ZAR	80	USD	9	05/31/13	—
Deutsche Bank AG	USD	105	EUR	80	05/31/13	—
Deutsche Bank AG	USD	152	EUR	115	05/31/13	—
Deutsche Bank AG	USD	858	EUR	660	06/04/13	11
Deutsche Bank AG	USD	839	GBP	550	06/12/13	15
Deutsche Bank AG	USD	1,674	MXN	20,350	06/27/13	(6)
Deutsche Bank AG	USD	59	SEK	390	05/31/13	1
Deutsche Bank AG	EUR	620	USD	814	05/02/13	(3)
Deutsche Bank AG	EUR	639	USD	820	05/02/13	(22)
Deutsche Bank AG	EUR	47	USD	61	05/31/13	—
Deutsche Bank AG	GBP	20	USD	31	05/31/13	—
Deutsche Bank AG	MXN	791	USD	64	08/08/13	(1)
Goldman Sachs	USD	152	EUR	115	05/31/13	—

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	357

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Goldman Sachs	MXN	40,509	USD	3,279	07/25/13	(34)
HSBC Bank PLC	USD	846	EUR	650	06/04/13	11
HSBC Bank PLC	USD	3,750	MXN	48,376	06/27/13	216
HSBC Bank PLC	EUR	44,353	USD	57,050	05/02/13	(1,360)
HSBC Bank PLC	GBP	1,032	USD	1,573	05/21/13	(30)
HSBC Bank PLC	JPY	562,747	USD	5,744	05/21/13	(30)
HSBC Bank PLC	MXN	20,176	USD	1,628	08/08/13	(20)
JPMorgan Chase Bank	USD	59	EUR	45	05/31/13	—
JPMorgan Chase Bank	USD	63	INR	3,430	05/31/13	1
JPMorgan Chase Bank	USD	152	KRW	168,010	05/31/13	—
JPMorgan Chase Bank	CHF	55	USD	59	05/31/13	—
JPMorgan Chase Bank	JPY	261,966	USD	2,677	05/15/13	(10)
JPMorgan Chase Bank	JPY	2,960	USD	30	05/31/13	—
JPMorgan Chase Bank	RUB	1,520	USD	48	05/31/13	(1)
JPMorgan Chase Bank	SGD	104	USD	84	05/31/13	(1)
JPMorgan Chase Bank	TWD	815	USD	27	05/31/13	—
Morgan Stanley & Co., Inc.	USD	800	MXN	9,932	06/27/13	14
Morgan Stanley & Co., Inc.	USD	5	NOK	30	05/31/13	—
Morgan Stanley & Co., Inc.	EUR	100	USD	131	05/02/13	(1)
Morgan Stanley & Co., Inc.	JPY	29,800	USD	305	07/18/13	(1)
Morgan Stanley & Co., Inc.	MXN	36,554	USD	2,860	05/02/13	(151)
Morgan Stanley & Co., Inc.	MXN	38,479	USD	3,141	06/20/13	(15)
National Australia Bank Limited	USD	211	JPY	21,005	05/31/13	4
National Australia Bank Limited	AUD	29	USD	30	05/31/13	—
Royal Bank of Canada	USD	216	MXN	2,667	05/31/13	3
Royal Bank of Canada	GBP	520	USD	795	06/12/13	(12)
Royal Bank of Scotland PLC	USD	1,013	CAD	1,040	05/21/13	18
Royal Bank of Scotland PLC	EUR	130	USD	169	05/02/13	(2)
Royal Bank of Scotland PLC	GBP	300	USD	451	06/12/13	(15)
Standard Chartered Bank	USD	25	BRL	50	05/03/13	—
Standard Chartered Bank	BRL	50	USD	25	05/03/13	—
UBS AG	USD	25	BRL	50	05/03/13	—
UBS AG	USD	50	BRL	100	05/03/13	—
UBS AG	USD	154	CAD	155	05/31/13	—
UBS AG	USD	35	TWD	1,040	05/31/13	—
UBS AG	BRL	50	USD	25	05/03/13	—
UBS AG	BRL	50	USD	25	05/03/13	—
UBS AG	BRL	50	USD	25	05/03/13	—
UBS AG	BRL	50	USD	25	06/04/13	—
UBS AG	GBP	176	USD	268	05/31/13	(5)
UBS AG	MXN	26,219	USD	2,058	05/09/13	(100)
UBS AG	SEK	5,177	USD	783	05/31/13	(16)
Westpac Banking Corp.	AUD	195	USD	199	05/31/13	(2)
Westpac Banking Corp.	GBP	3,721	USD	5,594	06/12/13	(185)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,144)

See accompanying notes which are an integral part of the financial statements.

358	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	JPY	17,400	Six Month LIBOR	2.652%	03/08/43	(2)
Bank of America	JPY	3,000	Six Month LIBOR	2.550%	04/30/43	—
Barclays Bank	GBP	110	Six Month LIBOR	1.877%	11/08/22	(3)
Barclays Bank	JPY	4,755	Six Month LIBOR	2.548%	04/30/43	—
BNP Paribas	BRL	2,700	9.120%	Brazil Interbank Deposit Rate	01/02/17	19
Citigroupglobal Markets	USD	27,000	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	94
Credit Suisse	JPY	15,400	Six Month LIBOR	0.820%	02/18/23	(2)
Deutsche Bank	USD	1,550	Three Month LIBOR	0.539%	02/05/15	6
Deutsche Bank	USD	2,990	Three Month LIBOR	0.505%	02/05/15	(3)
Deutsche Bank	USD	2,990	Three Month LIBOR	0.400%	03/20/15	1
Deutsche Bank	JPY	15,400	Six Month LIBOR	0.816%	02/18/23	(2)
Goldman Sachs	USD	1,425	Three Month LIBOR	0.536%	02/05/15	(2)
Goldman Sachs	JPY	4,245	Six Month LIBOR	2.540%	04/30/43	1
Goldman Sachs	USD	155	Three Month LIBOR	3.000%	06/19/43	(6)
HSBC	BRL	700	8.950%	Brazil Interbank Deposit Rate	01/02/17	5
HSBC	MXN	19,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	60
Morgan Stanley	BRL	2,300	9.140%	Brazil Interbank Deposit Rate	01/02/17	17
Morgan Stanley	MXN	10,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	31
UBS	USD	36,500	1.500%	Three Month LIBOR	03/18/16	318
UBS	BRL	4,600	8.900%	Brazil Interbank Deposit Rate	01/02/17	24

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $232 (å)						556

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Ally Financial, Inc.	JPMorgan	2.438%	USD	500	5.000%	06/20/15	30
Bank of America	Deutsche Bank	0.342%	USD	1,400	1.000%	09/20/14	14
Berkshire Hathaway, Inc.	Barclays Bank	0.154%	USD	300	1.000%	12/20/13	2
Berkshire Hathaway, Inc.	Bank of America	0.470%	USD	400	1.000%	03/20/16	6
Berkshire Hathaway, Inc.	Deutsche Bank	0.648%	USD	300	1.000%	06/20/17	5
Berkshire Hathaway, Inc.	Goldman Sachs	0.648%	USD	1,600	1.000%	06/20/17	24
Berkshire Hathaway, Inc.	Credit Suisse	0.691%	USD	400	1.000%	09/20/17	6
Berkshire Hathaway, Inc.	UBS	0.691%	USD	400	1.000%	09/20/17	6
Citigroup	Deutsche Bank	0.295%	USD	3,700	1.000%	09/20/14	41
GE Capital Corp.	Citibank	0.192%	USD	200	4.200%	12/20/13	6
GE Capital Corp.	Citibank	0.192%	USD	200	4.325%	12/20/13	6
GE Capital Corp.	Deutsche Bank	0.192%	USD	200	4.230%	12/20/13	6
GE Capital Corp.	Deutsche Bank	0.192%	USD	100	4.900%	12/20/13	4
JPMorgan Chase & Co.	Citibank	0.234%	USD	2,000	1.000%	09/20/14	23
JPMorgan Chase & Co.	Citibank	0.234%	USD	2,800	1.000%	06/20/14	30
MetLife, Inc.	JPMorgan	0.090%	USD	1,400	1.000%	09/20/13	7
MetLife, Inc.	Citibank	0.338%	USD	1,700	1.000%	12/20/14	19
Morgan Stanley	Deutsche Bank	0.250%	USD	1,800	1.000%	06/20/13	4
Wells Fargo & Co.	Goldman Sachs	0.140%	USD	1,100	1.000%	06/20/13	3

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($73)							242

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	359

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

CMBX AJ Index	Bank of America	USD	100	0.080%	12/13/49	(2)
CMBX AJ Index	Deutsche Bank	USD	300	0.080%	12/13/49	(6)
CMBX AJ Index	Goldman Sachs	USD	100	0.080%	12/13/49	(2)
Dow Jones CDX Index	Barclays Bank	USD	1,000	5.000%	06/20/15	60
Dow Jones CDX Index	Investment Technology Group	USD	1,800	1.000%	12/20/17	30
Dow Jones CDX Index	JPMorgan	USD	97	0.553%	12/20/17	2
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%	06/20/15	18
Dow Jones CDX Index	Pershing	USD	96	0.548%	12/20/17	2

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $57						102

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Barclays Bank	0.654%	USD	1,700	1.000%	09/20/15	17
Brazil Government International Bond	Citibank	0.654%	USD	1,000	1.000%	09/20/15	10
Brazil Government International Bond	HSBC	0.654%	USD	700	1.000%	09/20/15	7
Brazil Government International Bond	UBS	0.654%	USD	500	1.000%	09/20/15	5
Brazil Government International Bond	Goldman Sachs	0.728%	USD	3,100	1.000%	03/20/16	30
Brazil Government International Bond	HSBC	0.728%	USD	300	1.000%	03/20/16	3
Brazil Government International Bond	Credit Suisse	0.756%	USD	2,200	1.000%	06/20/16	21
China Government International Bond	Deutsche Bank	0.553%	USD	700	1.000%	12/20/16	12
Italy Government International Bond	Bank of America	2.454%	USD	400	1.000%	03/20/18	(26)
Italy Government International Bond	Deutsche Bank	2.454%	USD	300	1.000%	03/20/18	(19)
Japan Government International Bond	Barclays Bank	0.302%	USD	800	1.000%	06/20/15	14
Japan Government International Bond	Bank of America	0.373%	USD	400	1.000%	12/20/15	7
Japan Government International Bond	Barclays Bank	0.373%	USD	500	1.000%	12/20/15	9
Japan Government International Bond	UBS	0.373%	USD	400	1.000%	12/20/15	7
Japan Government International Bond	Goldman Sachs	0.399%	USD	500	1.000%	03/20/16	9
Japan Government International Bond	Goldman Sachs	0.399%	USD	400	1.000%	03/20/16	8
Japan Government International Bond	JPMorgan	0.399%	USD	1,200	1.000%	03/20/16	22
Japan Government International Bond	JPMorgan	0.399%	USD	700	1.000%	03/20/16	13
Korea Government International Bond	Deutsche Bank	0.469%	USD	300	1.000%	12/20/16	6
Mexico Government International Bond	Barclays Bank	0.386%	USD	1,700	1.000%	09/20/15	28
Mexico Government International Bond	Goldman Sachs	0.459%	USD	1,000	1.000%	03/20/16	18
Mexico Government International Bond	Deutsche Bank	0.487%	USD	2,500	1.000%	06/20/16	45
Mexico Government International Bond	Barclays Bank	0.783%	USD	2,400	1.000%	03/20/18	29
Mexico Government International Bond	Deutsche Bank	0.783%	USD	200	1.000%	03/20/18	3
Mexico Government International Bond	HSBC	1.113%	USD	1,300	1.000%	03/20/21	(6)
State of California	Citibank	1.090%	USD	300	1.000%	06/20/23	(1)
United Kingdom Gilt	Goldman Sachs	0.225%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	Citibank	0.318%	USD	300	1.000%	03/20/16	6
United Kingdom Gilt	Deutsche Bank	0.318%	USD	400	1.000%	03/20/16	8
United Kingdom Gilt	Morgan Stanley	0.357%	USD	2,500	1.000%	09/20/16	58
United States Government Bond	BNP Paribas	0.208%	EUR	2,000	0.250%	09/20/16	(1)
Venezuela Government International Bond	Deutsche Bank	7.046%	USD	300	5.000%	03/20/15	(9)

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($175)							335

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($191) (å)							679

See accompanying notes which are an integral part of the financial statements.

360	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$129,241	$5,361	$134,602	9.9
Corporate Bonds and Notes	—	159,431	5,520	164,951	12.1
International Debt	—	102,665	1,146	103,811	7.6
Mortgage-Backed Securities	—	585,984	10,995	596,979	43.8
Municipal Bonds	—	9,048	—	9,048	0.7
Non-US Bonds	—	54,812	—	54,812	4.0
United States Government Agencies	—	26,250	—	26,250	1.9
United States Government Treasuries	—	188,359	—	188,359	13.9
Preferred Stocks	396	—	1,599	1,995	0.1
Options Purchased	8	—	—	8	—	*
Short-Term Investments	—	211,857	—	211,857	15.5
Repurchase Agreements	—	95,400	—	95,400	7.0

Total Investments	404	1,563,047	24,621	1,588,072	116.5

Other Assets and Liabilities, Net					(16.5)

					100.0

Other Financial Instruments
Futures Contracts	(452)	—	—	(452)	(—	)*
Options Written	—	(168)	—	(168)	(—	)*
Foreign Currency Exchange Contracts	—	(2,144)	—	(2,144)	(0.2)
Interest Rate Swap Contracts	—	324	—	324	—	*
Credit Default Swap Contracts	—	869	1	870	—	*

Total Other Financial Instruments**	$(452)	$(1,119)	$1	$(1,570)

*	Less than .05% of net assets.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending April 30, 2013 were as follows:

Category and Subcategory	Beginning Balance 11/1/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 4/30/2013	Net Change in Unrealized Appreciation (Depreciation) on Investments held as of 4/30/2013

Long-Term Investments
Asset-Backed Securities	$5,055	$419	$155	$—	$—	$—	$—	$42	$5,361	$42
Corporate Bonds and Notes	—	5,751	2,999	7	11	2,973	—	(223)	5,520	(223)
International Debt	1,397	1,140	511	—	—	—	888	8	1,146	8
Mortgage-Backed Securities	8,977	5,586	3,557	30	11	—	—	(52)	10,995	(52)
Non-US Bonds	1,224	—	1,034	—		1	160	(31)	—	(31)
Preferred Stocks	1,607	—	—	—	—	—	—	(8)	1,599	(8)
Short-Term Investments	2,972	—	—	—	—	—	2,972	—	—	—

Total Investments	21,232	12,896	8,256	37	22	2,974	4,020	(264)	24,621	(264)

Other Financial Instruments
Credit Default Swap Contracts	—	1	—	—	—	—	—	—	1	—

Total Other Financial Instruments	—	1	—	—	—	—	—	—	1	—

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	361

Russell Investment Company

Russell Short Duration Bond Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$8	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	1,172	—
Daily variation margin on futures contracts**	—	—	524
Interest rate swap contracts, at fair value	—	—	576
Credit default swap contracts, at fair value	751	—	—

Total	$759	$1,172	$1,100

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts**	$—	$—	$976
Unrealized depreciation on foreign currency exchange contracts	—	3,316	—
Options written, at fair value	—	—	168
Interest rate swap contracts, at fair value	—	—	20
Credit default swap contracts, at fair value	72	—	—

Total	$72	$3,316	$1,164

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(1)	$—	$—
Futures contracts	—	—	(124)
Options written	—	—	742
Interest rate swap contracts	—	—	(41)
Credit default swap contracts	817	—	—
Foreign currency-related transactions****	—	947	—

Total	$816	$947	$577

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$1	$—	$—
Futures contracts	—	—	(266)
Options written	—	—	46
Interest rate swap contracts	—	—	313
Credit default swap contracts	(1,012)	—	—
Foreign currency-related transactions******	—	(2,283)	—

Total	$(1,011)	$(2,283)	$93

*	Market value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
***	Includes net realized gain (loss) on purchased options as reported in the Schedule of Investments.
****	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*****	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.
******	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

362	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,571,671
Investments, at fair value*****	1,588,072
Cash	5,852
Cash (restricted)(a)(b)	159
Foreign currency holdings*	1,744
Unrealized appreciation on foreign currency exchange contracts	1,172
Receivables:
Dividends and interest	5,753
Dividends from affiliated Russell funds	7
Investments sold	22,520
Fund shares sold	2,566
Daily variation margin on futures contracts	552
Prepaid expenses	11
Interest rate swap contracts, at fair value****	576
Credit default swap contracts, at fair value***	751

Total assets	1,629,735

Liabilities
Payables:
Due to broker(c)(d)	1,683
Investments purchased	259,736
Fund shares redeemed	1,030
Accrued fees to affiliates	726
Other accrued expenses	228
Daily variation margin on futures contracts	177
Unrealized depreciation on foreign currency exchange contracts	3,316
Options written, at fair value**	168
Interest rate swap contracts, at fair value****	20
Credit default swap contracts, at fair value***	72

Total liabilities	267,156

Net Assets	$1,362,579

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	363

Russell Investment Company

Russell Short Duration Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(211)
Accumulated net realized gain (loss)	7,010
Unrealized appreciation (depreciation) on:
Investments	16,401
Futures contracts	(452)
Options written	234
Interest rate swap contracts	324
Credit default swap contracts	870
Foreign currency-related transactions	(2,117)
Shares of beneficial interest	697
Additional paid-in capital	1,339,823

Net Assets	$1,362,579

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$19.56
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$20.32
Class A — Net assets	$38,429,285
Class A — Shares outstanding ($.01 par value)	1,964,320
Net asset value per share: Class C(#)	$19.45
Class C — Net assets	$137,734,432
Class C — Shares outstanding ($.01 par value)	7,081,587
Net asset value per share: Class E(#)	$19.60
Class E — Net assets	$19,897,535
Class E — Shares outstanding ($.01 par value)	1,015,116
Net asset value per share: Class S(#)	$19.57
Class S — Net assets	$886,165,482
Class S — Shares outstanding ($.01 par value)	45,273,963
Net asset value per share: Class Y(#)	$19.58
Class Y — Net assets	$280,352,274
Class Y — Shares outstanding ($.01 par value)	14,318,719
Amounts in thousands

* Foreign currency holdings - cost	$1,618
** Premiums received on options written	$403
*** Credit default swap contracts - premiums paid (received)	$(191)
**** Interest rate swap contracts - premiums paid (received)	$232
***** Investments in affiliates, Russell U.S. Cash Management Fund	$77,865
(a) Cash Collateral for Futures	$149
(b) Cash Collateral for Swaps	$10
(c) Due to Broker for Swaps	$1,263
(d) Due to Broker for TBAs	$420

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

364	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$40
Dividends from affiliated Russell funds	51
Interest	13,262

Total investment income	13,353

Expenses
Advisory fees	2,949
Administrative fees	316
Custodian fees	226
Distribution fees - Class A	49
Distribution fees - Class C	513
Transfer agent fees - Class A	39
Transfer agent fees - Class C	137
Transfer agent fees - Class E	20
Transfer agent fees - Class S	843
Transfer agent fees - Class Y	6
Professional fees	70
Registration fees	85
Shareholder servicing fees - Class C	171
Shareholder servicing fees - Class E	25
Trustees’ fees	14
Printing fees	32
Miscellaneous	19

Expenses before reductions	5,514
Expense reductions	(785)

Net expenses	4,729

Net investment income (loss)	8,624

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,649
Futures contracts	(124)
Options written	742
Interest rate swap contracts	(41)
Credit default swap contracts	817
Foreign currency-related transactions	2,306

Net realized gain (loss)	7,349

Net change in unrealized appreciation (depreciation) on:
Investments	1,880
Futures contracts	(266)
Options written	46
Interest rate swap contracts	313
Credit default swap contracts	(1,012)
Foreign currency-related transactions	(2,283)
Other investments	4

Net change in unrealized appreciation (depreciation)	(1,318)

Net realized and unrealized gain (loss)	6,031

Net Increase (Decrease) in Net Assets from Operations	$14,655

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	365

Russell Investment Company

Russell Short Duration Bond Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8,624	$16,820
Net realized gain (loss)	7,349	19,839
Net change in unrealized appreciation (depreciation)	(1,318)	14,258

Net increase (decrease) in net assets from operations	14,655	50,917

Distributions
From net investment income
Class A	(279)	(519)
Class C	(503)	(913)
Class E	(140)	(295)
Class S	(6,979)	(11,079)
Class Y	(2,409)	(5,066)
From net realized gain
Class A	(418)	—
Class C	(1,375)	—
Class E	(201)	—
Class S	(8,293)	—
Class Y	(2,672)	—
From return of capital

Net decrease in net assets from distributions	(23,269)	(17,872)

Share Transactions*
Net increase (decrease) in net assets from share transactions	112,630	131,667

Total Net Increase (Decrease) in Net Assets	104,016	164,712

Net Assets
Beginning of period	1,258,563	1,093,851

End of period	$1,362,579	$1,258,563

Undistributed (overdistributed) net investment income included in net assets	$(211)	$1,475

See accompanying notes which are an integral part of the financial statements.

366	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	729	$14,287	1,307	$25,247
Proceeds from reinvestment of distributions	32	617	22	426
Payments for shares redeemed	(726)	(14,170)	(918)	(17,801)

Net increase (decrease)	35	734	411	7,872

Class C
Proceeds from shares sold	1,889	36,802	3,599	69,541
Proceeds from reinvestment of distributions	93	1,817	45	857
Payments for shares redeemed	(1,654)	(32,201)	(2,815)	(54,292)

Net increase (decrease)	328	6,418	829	16,106

Class E
Proceeds from shares sold	93	1,819	259	5,024
Proceeds from reinvestment of distributions	12	240	10	200
Payments for shares redeemed	(115)	(2,256)	(357)	(6,921)

Net increase (decrease)	(10)	(197)	(88)	(1,697)

Class S
Proceeds from shares sold	12,464	243,984	21,870	424,565
Proceeds from reinvestment of distributions	773	15,086	557	10,772
Payments for shares redeemed	(8,650)	(169,224)	(14,734)	(285,320)

Net increase (decrease)	4,587	89,846	7,693	150,017

Class Y
Proceeds from shares sold	1,067	20,860	1,404	27,141
Proceeds from reinvestment of distributions	260	5,081	262	5,066
Payments for shares redeemed	(517)	(10,112)	(3,754)	(72,838)

Net increase (decrease)	810	15,829	(2,088)	(40,631)

Total increase (decrease)	5,750	$112,630	6,757	$131,667

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	367

Russell Investment Company

Russell Short Duration Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	19.70	.11	.08	.19	(.13)	(.20)
October 31, 2012	19.15	.26	.57	.83	(.28)	—
October 31, 2011	19.48	.34	(.31)	.03	(.36)	—
October 31, 2010	18.86	.43	.73	1.16	(.54)	—
October 31, 2009	17.22	.64	1.64	2.28	(.64)	—
October 31, 2008	18.81	.74	(1.55)	(.81)	(.78)	—
Class C
April 30, 2013*	19.59	.04	.09	.13	(.07)	(.20)
October 31, 2012	19.06	.11	.57	.68	(.15)	—
October 31, 2011	19.41	.19	(.31)	(.12)	(.23)	—
October 31, 2010	18.79	.28	.74	1.02	(.40)	—
October 31, 2009	17.17	.50	1.64	2.14	(.52)	—
October 31, 2008	18.76	.60	(1.55)	(.95)	(.64)	—
Class E
April 30, 2013*	19.73	.11	.09	.20	(.13)	(.20)
October 31, 2012	19.18	.26	.57	.83	(.28)	—
October 31, 2011	19.52	.34	(.32)	.02	(.36)	—
October 31, 2010	18.89	.43	.73	1.16	(.53)	—
October 31, 2009	17.24	.66	1.62	2.28	(.63)	—
October 31, 2008	18.82	.74	(1.55)	(.81)	(.77)	—
Class S
April 30, 2013*	19.71	.14	.08	.22	(.16)	(.20)
October 31, 2012	19.15	.30	.58	.88	(.32)	—
October 31, 2011	19.49	.39	(.32)	.07	(.41)	—
October 31, 2010	18.86	.47	.74	1.21	(.58)	—
October 31, 2009	17.21	.70	1.63	2.33	(.68)	—
October 31, 2008	18.79	.79	(1.55)	(.76)	(.82)	—
Class Y
April 30, 2013*	19.71	.15	.09	.24	(.17)	(.20)
October 31, 2012	19.15	.33	.57	.90	(.34)	—
October 31, 2011	19.49	.41	(.32)	.09	(.43)	—
October 31, 2010	18.86	.50	.72	1.22	(.60)	—
October 31, 2009	17.21	.72	1.63	2.35	(.70)	—
October 31, 2008(2)	18.11	.08	(.78)	(.70)	(.20)	—

See accompanying notes which are an integral part of the financial statements.

368	Russell Short Duration Bond Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.33)	19.56	.99	38,429	1.02	.88	1.16	79
(.28)	19.70	4.37	37,994	1.00	.86	1.33	245
(.36)	19.15	.18	29,061	1.01	.88	1.75	339
(.54)	19.48	6.23	25,171	1.02	.94	2.25	195
(.64)	18.86	13.58	13,815	1.04	.96	3.55	217
(.78)	17.22	(4.60)	4,566	.99	.96	3.98	146

(.27)	19.45	.65	137,734	1.77	1.63	.41	79
(.15)	19.59	3.59	132,292	1.75	1.61	.56	245
(.23)	19.06	(.60)	112,900	1.76	1.63	1.01	339
(.40)	19.41	5.44	109,450	1.77	1.69	1.48	195
(.52)	18.89	12.75	49,381	1.79	1.71	2.82	217
(.64)	17.17	(5.28)	21,508	1.73	1.70	3.23	146

(.33)	19.60	1.04	19,898	1.02	.88	1.15	79
(.28)	19.73	4.36	20,230	1.00	.86	1.33	245
(.36)	19.18	.13	21,347	1.01	.88	1.76	339
(.53)	19.52	6.27	26,856	1.02	.94	2.25	195
(.63)	18.89	13.59	17,874	1.04	.96	3.67	217
(.77)	17.24	(4.59)	14,144	.98	.95	3.96	146

(.36)	19.57	1.12	886,166	.77	.63	1.41	79
(.32)	19.71	4.66	801,758	.75	.62	1.56	245
(.41)	19.15	.37	631,819	.76	.63	2.00	339
(.58)	19.49	6.54	545,704	.77	.69	2.48	195
(.68)	18.86	13.84	354,384	.79	.71	3.89	217
(.82)	17.21	(4.30)	233,223	.72	.70	4.20	146

(.37)	19.58	1.22	280,352	.57	.52	1.52	79
(.34)	19.71	4.75	266,289	.56	.51	1.70	245
(.43)	19.15	.46	298,724	.59	.53	2.10	339
(.60)	19.49	6.58	224,969	.59	.59	2.60	195
(.70)	18.86	14.00	154,593	.62	.62	4.01	217
(.20)	17.21	(3.88)	111,198	.73	.65	4.28	146

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	369

Russell Investment Company

Russell Tax Exempt Bond Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,008.90	$1,020.68
Expenses Paid During Period*	$4.13	$4.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,005.80	$1,017.16
Expenses Paid During Period*	$7.66	$7.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,009.50	$1,020.88
Expenses Paid During Period*	$3.94	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

370	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,010.80	$1,022.12
Expenses Paid During Period*	$2.69	$2.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Tax Exempt Bond Fund	371

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Municipal Bonds - 94.0%
Alabama - 0.7%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,314
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	654
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,034
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,092
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,448
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	255

				5,797

Alaska - 0.1%
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	913

Arizona - 4.2%
Arizona Department of Transportation State Highway Fund Revenue Revenue Bonds	1,500	5.000	07/01/14	1,581
Arizona Department of Transportation State Highway Fund Revenue Revenue Bonds	7,000	5.000	07/01/21	8,796
Arizona Department of Transportation State Highway Fund Revenue Revenue Bonds	4,300	5.000	07/01/25	5,266
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,347
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,279
Arizona School Facilities Board Revenue Bonds (æ)	1,500	5.000	07/01/15	1,651
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,455	5.000	10/01/18	1,769
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,500	5.000	10/01/20	1,890
City of Mesa Arizona Revenue Bonds (µ)	560	5.250	07/01/14	592
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,196
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,683
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,918
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,227

				34,195

California - 7.5%
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,743
California Infrastructure & Economic Development Bank Revenue Bonds (µ)(Ê)	600	0.190	09/01/37	600
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,135
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,173
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	3,070
California State Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	3,153
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,199
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,148
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,263
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,739
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,608
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	235
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	586
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	148
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	507
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,325
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	827
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	917
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,420
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,427
Los Angeles Unified School District General Obligation Unlimited (µ)(æ)	1,150	5.000	07/01/13	1,159
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,658
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,089
San Diego Public Facilities Financing Authority Sewer Revenue Bonds	240	5.000	05/15/21	291
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,189
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,796
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,223

372	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,190
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,176
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,433
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,516
State of California General Obligation Unlimited	2,500	5.500	04/01/21	3,040
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,219
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,204
State of California General Obligation Unlimited (µ)(Ê)	700	0.190	07/01/23	700
State of California General Obligation Unlimited	3,500	5.000	10/01/24	4,051
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,979
State of California General Obligation Unlimited	450	5.000	02/01/31	518
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,731
University of California Revenue Bonds	500	4.000	05/15/14	520

				61,905

Colorado - 2.8%
City & County of Denver Colorado Airport System Revenue Revenue Bonds	1,965	5.000	11/15/25	2,389
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,845
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,090
Colorado Housing & Finance Authority Revenue Bonds	11,350	5.000	05/15/14	11,900
Colorado Housing & Finance Authority Revenue Bonds	15	6.300	08/01/16	15
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,904
E-470 Public Highway Authority Revenue Bonds (µ)	850	5.000	09/01/17	917

				23,060

Connecticut - 0.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,962
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,784

				5,746

Delaware - 0.7%
Delaware Transportation Authority Revenue Bonds (µ)(æ)	1,305	5.000	07/01/15	1,437
Delaware Transportation Authority Revenue Bonds	1,330	5.000	07/01/16	1,513
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,174
University of Delaware Revenue Bonds	1,000	5.000	11/01/21	1,266

				5,390

Florida - 7.3%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,080
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,950
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	3,022
City of Lakeland Florida Energy System Revenue Bonds (µ)	2,000	5.000	10/01/17	2,297
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,118
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	551
County of Miami-Dade Florida Water & Sewer System Revenue Bonds (µ)	1,500	5.250	10/01/19	1,851
County of Orange Florida Sales Tax Revenue Revenue Bonds	8,885	5.000	01/01/20	10,925
County of Sarasota Florida Utility System Revenue Revenue Bonds (µ)	2,290	5.000	10/01/18	2,520
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,290
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,065
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,177
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,145
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/14	1,825
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,699
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	5,051
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,056
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	865
State of Florida General Obligation Unlimited	8,450	5.000	06/01/15	9,272

Russell Tax Exempt Bond Fund	373

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,138
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,872
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,480
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,055

				60,304

Georgia - 2.9%
Atlanta Independent School System Certificate Of Participation	2,000	5.000	03/01/17	2,288
City of Atlanta Georgia Department of Aviation Revenue Bonds	2,000	5.000	01/01/16	2,232
City of Atlanta Georgia Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	3,051
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,276
City of Atlanta Georgia Water & Wastewater Revenue Bonds (µ)	2,000	5.500	11/01/23	2,367
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,623
Georgia State Road & Tollway Authority Revenue Bonds	1,150	5.000	03/01/19	1,413
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	1,009
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,716
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,118
State of Georgia General Obligation Unlimited	1,000	5.000	11/01/16	1,155
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,464
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,780

				23,492

Guam - 0.2%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	553
Territory of Guam Revenue Bonds	785	5.000	01/01/32	881

				1,434

Hawaii - 0.6%
City & County Honolulu Hawaii Wastewater System Revenue Bonds (µ)	1,500	5.000	07/01/19	1,778
Hawaii Housing & Community Development Corp. Revenue Bonds	100	3.700	01/01/22	102
Hawaii State Department of Budget & Finance Revenue Bonds (µ)(Ê)	2,290	0.297	07/01/24	2,193
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,080

				5,153

Idaho - 0.5%
Boise State University Revenue Bonds	1,100	5.000	04/01/17	1,273
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,575
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,154

				4,002

Illinois - 4.0%
City of Chicago Illinois General Obligation Unlimited (µ)	2,500	5.000	01/01/17	2,686
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,360
City of Chicago Illinois General Obligation Unlimited (µ)(Ê)	500	0.200	01/01/42	500
City of Chicago Illinois O’Hare International Airport Revenue Bonds (µ)	1,000	5.000	01/01/19	1,107
City of Chicago Illinois O’Hare International Airport Revenue Bonds (µ)	1,320	5.000	01/01/20	1,536
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,211
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,080
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	422
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,735
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,156
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,175
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,925	5.250	06/01/20	2,319
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,750	5.500	06/01/23	3,352

374	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Railsplitter Tobacco Settlement Authority Revenue Bonds	2,500	6.250	06/01/24	2,813
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,346
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,171
State of Illinois Revenue Bonds	2,300	5.000	12/15/15	2,574
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,134
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,346

				33,023

Indiana - 1.1%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,117
City of Indianapolis Indiana Gas Utility Revenue Bonds (µ)	1,000	5.000	08/15/23	1,178
Indiana Bond Bank Revenue Bonds (µ)	20	5.750	08/01/13	20
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,089
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,806
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,224
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,282
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,183

				8,899

Iowa - 0.4%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,051
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,974

				3,025

Louisiana - 0.6%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,181
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	2,460	6.750	06/01/26	3,061
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,132

				5,374

Maryland - 1.2%
County of Montgomery Maryland General Obligation Unlimited	1,000	5.000	07/01/17	1,178
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,662
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,146
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,419
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,086
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	507
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,123
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,589

				9,710

Massachusetts - 1.6%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,048
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,168
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,519
Massachusetts Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,470
Massachusetts Development Finance Agency Revenue Bonds (µ)(Ê)	1,000	0.190	10/01/42	1,000
Massachusetts Port Authority Revenue Bonds	1,000	5.000	07/01/21	1,260
Massachusetts School Building Authority Revenue Bonds	1,015	5.000	08/15/17	1,200
Massachusetts School Building Authority Revenue Bonds	1,000	5.000	10/15/22	1,256
Massachusetts Water Pollution Abatement Trust Revenue Bonds	1,090	5.000	08/01/16	1,248
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,615

				12,784

Michigan - 2.7%
City of Detroit Michigan Sewage Disposal System Revenue Bonds (µ)	1,000	5.000	07/01/14	1,043
City of Detroit Michigan Water Supply System Revenue Bonds (µ)	1,015	5.000	07/01/18	1,096

Russell Tax Exempt Bond Fund	375

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Detroit City School District General Obligation Unlimited (µ)	1,000	6.000	05/01/19	1,229
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,802
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	518
Michigan Finance Authority Revenue Bonds	5,000	5.000	07/01/14	5,273
Michigan Finance Authority Revenue Bonds	1,500	5.000	06/01/19	1,739
Michigan Finance Authority Revenue Bonds	3,500	5.000	07/01/21	4,181
Michigan State Hospital Finance Authority Revenue Bonds (æ)	1,000	5.500	11/01/13	1,026
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,117
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,361

				22,385

Minnesota - 2.7%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,372
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,250
City of Rochester Minnesota Revenue Bonds (Ê)	1,125	4.000	11/15/30	1,296
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,352
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	861
Elk River Independent School District No. 728 General Obligation Unlimited	5,175	4.000	02/01/15	5,507
Elk River Independent School District No. 728 General Obligation Unlimited	2,465	5.000	02/01/16	2,755
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,458
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	573
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,104
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,340

				21,868

Mississippi - 0.3%
Mississippi Development Bank Revenue Bonds (µ)	1,000	5.000	07/01/15	1,075
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,777

				2,852

Missouri - 0.6%
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	2,026
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,920

				4,946

Nebraska - 0.3%
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,309

Nevada - 0.6%
County of Clark Nevada Airport System Revenue Bonds (µ)	2,500	5.000	07/01/22	2,947
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,125
Las Vegas Valley Water District General Obligation Limited	1,000	5.000	06/01/22	1,237

				5,309

New Jersey - 3.5%
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,129
New Jersey Economic Development Authority Revenue Bonds (µ)	1,500	5.500	06/15/16	1,729
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,992
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,276
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	89
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,283
New Jersey Health Care Facilities Financing Authority Revenue Bonds	980	5.000	07/01/13	986
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,190
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,782
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)(æ)	1,500	5.000	06/15/15	1,646
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,148

376	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,195
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,451
State of New Jersey General Obligation Unlimited (µ)	2,080	5.500	07/15/18	2,553

				28,449

New Mexico - 0.5%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	3,845

New York - 11.7%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,536
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,646
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,653
City of New York New York General Obligation Unlimited (µ)(Ê)	1,000	0.200	08/01/16	1,000
City of New York New York General Obligation Unlimited	4,220	5.000	08/01/16	4,812
City of New York New York General Obligation Unlimited (µ)(Ê)	600	0.200	08/01/17	600
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,831
City of New York New York General Obligation Unlimited (µ)(Ê)	1,600	0.170	08/15/20	1,600
City of New York New York General Obligation Unlimited	3,445	5.000	08/01/22	4,336
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,178
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/21	1,233
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,706
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,799
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,731
New York City Municipal Water Finance Authority Revenue Bonds (µ)(æ)	375	5.000	12/15/14	404
New York City Municipal Water Finance Authority Revenue Bonds (µ)	490	5.000	06/15/21	526
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,113
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,030	5.000	02/01/15	3,277
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,855	5.000	11/01/15	4,298
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,213
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,500	5.000	11/15/18	3,037
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,757
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,142
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,761
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	2,054
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,244
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,231
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	224
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,160
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/21	8,459
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,867
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	900
New York State Dormitory Authority Revenue Bonds	835	5.000	07/01/24	1,024
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	3,019
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	919
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,919
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,173
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,804
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,913
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,808
State of New York General Obligation Unlimited	1,500	5.000	02/15/14	1,556
State of New York General Obligation Unlimited	2,000	5.000	12/15/21	2,571
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,129
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,276
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,306
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,002
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,215

				95,962

Russell Tax Exempt Bond Fund	377

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

North Carolina - 1.5%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,072
County of Wake North Carolina General Obligation Unlimited	1,025	5.000	03/01/22	1,318
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	723
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	425
State of North Carolina General Obligation Unlimited	90	5.000	03/01/14	91
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	3,143
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,871
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,232
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,387

				12,262

Ohio - 2.5%
City of Cleveland Ohio Airport System Revenue Bonds	585	5.000	01/01/28	665
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,338
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,242
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,146
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,644
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,394
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,500
University of Cincinnati Revenue Bonds	1,965	5.000	06/01/21	2,432

				20,361

Oklahoma - 0.2%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	280
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,048

				1,328

Oregon - 2.3%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,404
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,474
Multnomah County School District No. 1 Portland General Obligation Unlimited	10,790	5.000	06/15/15	11,837
Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,152

				18,867

Pennsylvania - 6.7%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,274
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	995
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,264
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,351
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,024
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,588
Commonwealth of Pennsylvania General Obligation Unlimited	3,870	5.000	04/01/16	4,371
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,549
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,096
Geisinger Authority Revenue Bonds (Ê)	1,900	0.170	06/01/41	1,900
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,116
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,600	5.000	07/01/16	2,965
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	07/01/18	1,210
Pennsylvania Economic Development Financing Authority Revenue Bonds	3,020	5.000	01/01/22	3,510
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,268
Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,971
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,401
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,178
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,246
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,125	6.000	07/01/21	1,334

378	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,317
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,169
Philadelphia Authority for Industrial Development Revenue Bonds (µ)(Ê)	1,000	0.190	03/01/27	1,000
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,326
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,445
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,238

				55,106

Puerto Rico - 3.1%
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	1,780	5.250	07/01/13	1,794
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	786
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/16	713
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,867
Puerto Rico Electric Power Authority Revenue Bonds (µ)	2,105	5.500	07/01/16	2,264
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,069
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	544
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,280	5.375	07/01/18	1,398
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,011
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	197
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,075
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/14	2,121
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (æ)	30	6.125	02/01/14	31
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	650	5.000	08/01/22	769
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,834
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	970	6.125	08/01/29	997
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,862

				25,332

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,500	5.000	09/01/22	1,919

South Carolina - 0.7%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,210
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,149
South Carolina State Public Service Authority Revenue Bonds	3,000	5.000	12/01/19	3,713

				6,072

Tennessee - 0.4%
City of Memphis Tennessee Electric System Revenue Revenue Bonds	1,135	5.000	12/01/15	1,263
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue Bonds	1,500	5.000	07/01/21	1,879

				3,142

Texas - 7.9%
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	800	5.000	02/15/17	891
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	415	5.000	02/15/18	461
City of Austin Texas Water & Wastewater System Revenue Bonds (µ)	1,000	5.250	11/15/14	1,075
City of Brownsville Texas Utilities System Revenue Revenue Bonds	2,395	5.000	09/01/20	2,930
City of Bryan Texas Electric System Revenue Revenue Bonds	1,000	5.000	07/01/15	1,093
City of Corpus Christi Texas Utility System Revenue Revenue Bonds	1,660	5.000	07/15/22	2,059
City of Dallas Texas Waterworks & Sewer System Revenue Bonds	2,000	5.000	10/01/18	2,429
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,556
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,751
City of Houston Texas General Obligation Limited	1,375	5.250	03/01/28	1,605
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,202
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	6,052

Russell Tax Exempt Bond Fund	379

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/14	712
City of San Antonio Texas Revenue Bonds	1,200	5.000	02/01/21	1,494
City of San Antonio Texas Water System Revenue Revenue Bonds	2,250	5.000	05/15/24	2,717
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,192
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,318
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,125
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,085
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,425
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	316
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	226
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	282
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/23	1,067
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,387
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	863
Houston Independent School District General Obligation Limited	1,500	4.000	02/15/16	1,648
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	432
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,474
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/14	1,059
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,137
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,395
Rockwall Independent School District General Obligation Unlimited	1,355	5.000	02/15/21	1,698
State of Texas General Obligation Unlimited	2,500	5.000	04/01/15	2,722
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,717
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,188
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,798
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,573
Texas Public Finance Authority Revenue Bonds	1,905	5.000	07/01/14	2,009
Texas Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,792

				64,955

Utah - 0.6%
Intermountain Power Agency Revenue Bonds	2,150	5.000	07/01/16	2,441
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,285

				4,726

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	203

Virginia - 2.4%
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	755
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,170
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,831
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,610
University of Virginia Revenue Bonds (æ)	2,790	5.000	06/01/13	2,800
Virginia College Building Authority Revenue Bonds	1,065	5.000	02/01/14	1,103
Virginia College Building Authority Revenue Bonds	2,350	5.000	02/01/22	2,980
Virginia Commonwealth Transportation Board Revenue Bonds	2,000	5.000	03/15/18	2,377
Virginia Commonwealth Transportation Board Revenue Bonds	1,250	4.750	05/15/21	1,302
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,059
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,178

				20,165

Washington - 5.0%
City of Seattle Washington Water System Revenue Revenue Bonds	6,000	5.000	09/01/22	7,636
County of King Washington Sewer Revenue Bonds (µ)	1,625	5.000	01/01/14	1,676
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,055
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,746

380	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Rate %	Date of Maturity	Fair Value $

Energy Northwest Revenue Bonds	1,000		7.125	07/01/16	1,199
Energy Northwest Revenue Bonds	2,000		5.000	07/01/19	2,456
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000		5.000	12/01/14	1,074
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115		5.000	12/01/18	1,324
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)(æ)	1,000		5.000	12/01/15	1,118
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,207
Snohomish County School District No. 15 Edmonds General Obligation Unlimited (µ)(æ)	2,000		5.000	06/01/16	2,274
State of Washington General Obligation Unlimited	10,445		5.000	07/01/17	12,288
State of Washington General Obligation Unlimited	2,000		5.000	07/01/19	2,455
State of Washington General Obligation Unlimited	2,000		5.000	07/01/21	2,517

					41,025

West Virginia - 0.2%
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,676

Wisconsin - 0.2%
Wisconsin Department of Transportation Revenue Bonds (µ)	1,500		5.000	07/01/19	1,841
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220		5.250	05/01/13	220

					2,061

Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,088

Total Municipal Bonds (cost $733,324)					772,419

Short-Term Investments - 7.4%
Russell U.S. Cash Management Fund	60,957,242	(¥)			60,957

Total Short-Term Investments (cost $60,957)					60,957

Total Investments - 101.4% (identified cost $794,281)					833,376

Other Assets and Liabilities, Net - (1.4%)					(11,738)

Net Assets - 100.0%					821,638

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	381

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$5,797	$—	$5,797	0.7
Alaska	—	913	—	913	0.1
Arizona	—	34,195	—	34,195	4.2
California	—	61,905	—	61,905	7.5
Colorado	—	23,060	—	23,060	2.8
Connecticut	—	5,746	—	5,746	0.7
Delaware	—	5,390	—	5,390	0.7
Florida	—	60,304	—	60,304	7.3
Georgia	—	23,492	—	23,492	2.9
Guam	—	1,434	—	1,434	0.2
Hawaii	—	2,960	2,193	5,153	0.6
Idaho	—	4,002	—	4,002	0.5
Illinois	—	33,023	—	33,023	4.0
Indiana	—	8,899	—	8,899	1.1
Iowa	—	3,025	—	3,025	0.4
Louisiana	—	5,374	—	5,374	0.6
Maryland	—	9,710	—	9,710	1.2
Massachusetts	—	12,784	—	12,784	1.6
Michigan	—	22,385	—	22,385	2.7
Minnesota	—	21,868	—	21,868	2.7
Mississippi	—	2,852	—	2,852	0.3
Missouri	—	4,946	—	4,946	0.6
Nebraska	—	2,309	—	2,309	0.3
Nevada	—	5,309	—	5,309	0.6
New Jersey	—	28,449	—	28,449	3.5
New Mexico	—	3,845	—	3,845	0.5
New York	—	95,962	—	95,962	11.7
North Carolina	—	12,262	—	12,262	1.5
Ohio	—	20,361	—	20,361	2.5
Oklahoma	—	1,328	—	1,328	0.2
Oregon	—	18,867	—	18,867	2.3
Pennsylvania	—	55,106	—	55,106	6.7
Puerto Rico	—	25,332	—	25,332	3.1
Rhode Island	—	1,919	—	1,919	0.2
South Carolina	—	6,072	—	6,072	0.7
Tennessee	—	3,142	—	3,142	0.4
Texas	—	64,955	—	64,955	7.9
Utah	—	4,726	—	4,726	0.6
Virgin Islands	—	203	—	203	—	*
Virginia	—	20,165	—	20,165	2.4
Washington	—	41,025	—	41,025	5.0
West Virginia	—	1,676	—	1,676	0.2
Wisconsin	—	2,061	—	2,061	0.2
Wyoming	—	1,088	—	1,088	0.1
Short-Term Investments	—	60,957	—	60,957	7.4

Total Investments	$—	$831,183	$2,193	$833,376	101.4

Other Assets and Liabilities, Net					(1.4)

					100.0

*	Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ending April 30, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

382	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$794,281
Investments, at fair value*	833,376
Receivables:
Dividends and interest	10,257
Dividends from affiliated Russell funds	7
Fund shares sold	2,633
Prepaid expenses	6

Total assets	846,279

Liabilities
Payables:
Investments purchased	24,005
Fund shares redeemed	172
Accrued fees to affiliates	371
Other accrued expenses	93

Total liabilities	24,641

Net Assets	$821,638

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,342
Accumulated net realized gain (loss)	(427)
Unrealized appreciation (depreciation) on investments	39,095
Shares of beneficial interest	355
Additional paid-in capital	781,273

Net Assets	$821,638

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$23.21
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$24.11
Class A — Net assets	$17,985,217
Class A — Shares outstanding ($.01 par value)	774,747
Net asset value per share: Class C(#)	$23.09
Class C — Net assets	$34,249,170
Class C — Shares outstanding ($.01 par value)	1,483,356
Net asset value per share: Class E(#)	$23.17
Class E — Net assets	$44,625,014
Class E — Shares outstanding ($.01 par value)	1,925,667
Net asset value per share: Class S(#)	$23.14
Class S — Net assets	$724,778,675
Class S — Shares outstanding ($.01 par value)	31,325,103
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$60,957

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	383

Russell Investment Company

Russell Tax Exempt Bond Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated Russell funds	$25
Interest	10,497

Total investment income	10,522

Expenses
Advisory fees	1,115
Administrative fees	179
Custodian fees	44
Distribution fees - Class A	21
Distribution fees - Class C	124
Transfer agent fees - Class A	17
Transfer agent fees - Class C	33
Transfer agent fees - Class E	41
Transfer agent fees - Class S	652
Professional fees	38
Registration fees	62
Shareholder servicing fees - Class C	41
Shareholder servicing fees - Class E	51
Trustees’ fees	8
Printing fees	15
Miscellaneous	14

Expenses before reductions	2,455
Expense reductions	(197)

Net expenses	2,258

Net investment income (loss)	8,264

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	691
Net change in unrealized appreciation (depreciation) on investments	(1,037)

Net realized and unrealized gain (loss)	(346)

Net Increase (Decrease) in Net Assets from Operations	$7,918

See accompanying notes which are an integral part of the financial statements.

384	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8,264	$16,883
Net realized gain (loss)	691	4,902
Net change in unrealized appreciation (depreciation)	(1,037)	16,182

Net increase (decrease) in net assets from operations	7,918	37,967

Distributions
From net investment income
Class A	(168)	(166)
Class C	(217)	(451)
Class E	(421)	(813)
Class S	(7,535)	(15,539)

Net decrease in net assets from distributions	(8,341)	(16,969)

Share Transactions*
Net increase (decrease) in net assets from share transactions	123,744	81,737

Total Net Increase (Decrease) in Net Assets	123,321	102,735

Net Assets
Beginning of period	698,317	595,582

End of period	$821,638	$698,317

Undistributed (overdistributed) net investment income included in net assets	$1,342	$1,419

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	385

Russell Investment Company

Russell Tax Exempt Bond Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	239	$5,551	547	$12,607
Proceeds from reinvestment of distributions	7	168	7	163
Payments for shares redeemed	(102)	(2,362)	(54)	(1,230)

Net increase (decrease)	144	3,357	500	11,540

Class C
Proceeds from shares sold	341	7,855	724	16,596
Proceeds from reinvestment of distributions	9	211	18	400
Payments for shares redeemed	(235)	(5,417)	(388)	(8,891)

Net increase (decrease)	115	2,649	354	8,105

Class E
Proceeds from shares sold	375	8,678	582	13,374
Proceeds from reinvestment of distributions	18	406	34	774
Payments for shares redeemed	(150)	(3,466)	(248)	(5,697)

Net increase (decrease)	243	5,618	368	8,451

Class S
Proceeds from shares sold	8,234	190,219	9,075	208,085
Proceeds from reinvestment of distributions	320	7,380	634	14,505
Payments for shares redeemed	(3,698)	(85,479)	(7,361)	(168,949)

Net increase (decrease)	4,856	112,120	2,348	53,641

Total increase (decrease)	5,358	$123,744	3,570	$81,737

See accompanying notes which are an integral part of the financial statements.

386	Russell Tax Exempt Bond Fund

(This page intentionally left blank)

Russell Investment Company

Russell Tax Exempt Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income
Class A
April 30, 2013*	23.24	.23	(.02)	.21	(.24)
October 31, 2012	22.48	.52	.79	1.31	(.55)
October 31, 2011	22.64	.62	(.16)	.46	(.62)
October 31, 2010(3)	22.31	.27	.29	.56	(.23)
Class C
April 30, 2013*	23.11	.15	(.02)	.13	(.15)
October 31, 2012	22.36	.37	.77	1.14	(.39)
October 31, 2011	22.53	.47	(.18)	.29	(.46)
October 31, 2010	21.87	.51	.66	1.17	(.51)
October 31, 2009	20.51	.54	1.37	1.91	(.55)
October 31, 2008	21.31	.55	(.80)	(.25)	(.55)
Class E
April 30, 2013*	23.19	.23	(.01)	.22	(.24)
October 31, 2012	22.44	.54	.76	1.30	(.55)
October 31, 2011	22.61	.63	(.17)	.46	(.63)
October 31, 2010	21.94	.68	.67	1.35	(.68)
October 31, 2009	20.57	.70	1.37	2.07	(.70)
October 31, 2008	21.38	.72	(.82)	(.10)	(.71)
Class S
April 30, 2013*	23.16	.26	(.01)	.25	(.27)
October 31, 2012	22.41	.60	.76	1.36	(.61)
October 31, 2011	22.57	.69	(.16)	.53	(.69)
October 31, 2010	21.91	.73	.66	1.39	(.73)
October 31, 2009	20.54	.76	1.37	2.13	(.76)
October 31, 2008	21.36	.77	(.82)	(.05)	(.77)

See accompanying notes which are an integral part of the financial statements.

388	Russell Tax Exempt Bond Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.24)	23.21	.89	17,985	.85	.83	2.00	7
(.55)	23.24	5.89	14,649	.84	.83	2.28	29
(.62)	22.48	2.11	2,918	.83	.83	2.80	29
(.23)	22.64	2.51	1,791	.85	.85	2.85	24

(.15)	23.09	.58	34,249	1.60	1.54	1.29	7
(.39)	23.11	5.12	31,628	1.58	1.54	1.62	29
(.46)	22.36	1.35	22,694	1.59	1.54	2.12	29
(.51)	22.53	5.43	28,301	1.59	1.51	2.31	24
(.55)	21.87	9.42	24,393	1.58	1.50	2.53	52
(.55)	20.51	(1.25)	16,541	1.56	1.54	2.61	54

(.24)	23.17	.95	44,625	.85	.79	2.04	7
(.55)	23.19	5.87	39,034	.83	.79	2.37	29
(.63)	22.44	2.12	29,512	.84	.79	2.86	29
(.68)	22.61	6.25	33,042	.84	.76	3.05	24
(.70)	21.94	10.19	23,434	.84	.76	3.29	52
(.71)	20.57	(.46)	18,422	.81	.79	3.37	54

(.27)	23.14	1.08	724,779	.60	.54	2.29	7
(.61)	23.16	6.14	613,006	.58	.54	2.63	29
(.69)	22.41	2.43	540,458	.59	.54	3.11	29
(.73)	22.57	6.47	492,584	.59	.51	3.30	24
(.76)	21.91	10.48	411,956	.58	.50	3.53	52
(.77)	20.54	(.23)	366,707	.56	.54	3.61	54

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	389

Russell Investment Company

Russell Commodity Strategies Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$933.70	$1,017.16
Expenses Paid During Period*	$7.38	$7.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$930.80	$1,013.44
Expenses Paid During Period*	$10.96	$11.43

*	Expenses are equal to the Fund’s annualized expense ratio of 2.29% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$933.70	$1,017.16
Expenses Paid During Period*	$7.38	$7.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

390	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$934.90	$1,018.40
Expenses Paid During Period*	$6.19	$6.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$935.00	$1,019.34
Expenses Paid During Period*	$5.28	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Commodity Strategies Fund	391

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 12.8%
United States Government Agencies - 12.0%
Federal Farm Credit Banks
0.200% due 05/13/14	10,000	10,004
0.210% due 10/23/14 (Ê)	15,000	15,009
0.260% due 01/26/15 (Ê)	6,000	6,007
0.180% due 02/06/15 (Ê)	10,000	9,998
0.230% due 03/16/15 (Ê)	20,000	19,998
0.250% due 05/21/14 (Ê)	20,000	20,018
0.250% due 06/11/14 (Ê)	13,000	13,012
Federal Home Loan Banks
0.280% due 08/28/14	12,000	12,001
Federal Home Loan Mortgage Corp.
1.000% due 08/20/14	10,000	10,103
1.000% due 08/27/14	10,000	10,113
0.320% due 04/29/15	7,000	7,002
Federal National Mortgage Association
0.360% due 06/23/14 (Ê)	14,100	14,131
0.179% due 09/11/14 (Ê)	9,000	9,002

		156,398

United States Government Treasuries - 0.8%
United States Treasury Notes 2.625% due 07/31/14	10,000	10,308

Total Long-Term Investments (cost $166,613)		166,706

Short-Term Investments - 81.3%
Federal Farm Credit Banks 0.230% due 12/30/13 (Ê)	10,000	10,006
Federal Home Loan Banks 0.120% due 08/19/13 (ž)	10,000	10,000
0.290% due 11/08/13	12,000	12,010
0.230% due 11/25/13 (Ê)	15,000	15,010
0.250% due 04/15/14	10,000	10,001
Series 1 0.220% due 12/04/13 (Ê)	12,000	12,007
Federal Home Loan Mortgage Corp. 1.375% due 02/25/14	13,742	13,880
Federal National Mortgage Association 0.380% due 08/09/13 (Ê)	6,000	6,004
0.170% due 11/08/13 (Ê)	15,000	15,004
Federal National Mortgage Association Discount Notes Zero coupon due 06/06/13 (ç)(ž)	10,000	9,999
Zero coupon due 09/16/13 (ž)	12,000	11,997
Zero coupon due 10/01/13 (ž)	10,000	9,996
Freddie Mac
4.500% due 01/15/14	10,000	10,306
Freddie Mac Discount Notes
Zero coupon due 08/09/13 (ž)	10,000	9,999
Zero coupon due 08/20/13 (ž)	10,000	9,998
Zero coupon due 08/20/13	4,000	3,999

	Principal Amount ($) or Shares		Fair Value $
Zero coupon due 08/28/13 (ž)	10,000		9,998
Russell U.S. Cash Management Fund	501,477,251	(¥)	501,477
United States Treasury Bills 0.056% due 05/16/13	2,000		2,000
0.105% due 07/05/13(ž)	3,000		3,000
0.048% due 07/18/13(ž)	61,000		60,994
0.173% due 08/22/13 (ž)	80,000		79,986
0.178% due 09/19/13 (ž)	70,000		79,976
0.105% due 09/19/13 (ž)(§)	10,000		9,997
0.105% due 02/06/14 (ž)	85,000		84,935
United States Treasury Notes
1.375% due 05/15/13 (§)	5,000		5,002
0.500% due 05/31/13 (§)	4,000		4,001
1.000% due 07/15/13 (§)	10,000		10,020
1.250% due 02/15/14 (§)	17,000		17,151
4.000% due 02/15/14 (§)	10,000		10,306
1.875% due 02/28/14 (§)	5,000		5,072
0.250% due 04/30/14 (§)	5,000		5,005

Total Short-Term Investments (cost $1,058,933)			1,059,136

Total Investments - 94.1% (identified cost $1,225,546)			1,225,842

Other Assets and Liabilities, Net - 5.9%			76,191

Net Assets - 100.0%			1,302,033

See accompanying notes which are an integral part of the financial statements.

392	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Light Sweet Crude Oil Futures	103	USD	9,621	08/13	(198)
Light Sweet Crude Oil Futures	125	USD	11,058	11/14	(498)
Natural Gas Futures	49	USD	2,074	03/14	(1)
Soybean Futures	177	USD	10,828	11/13	195

Short Positions
Light Sweet Crude Oil Futures	228	USD	21,359	06/13	526
Natural Gas Futures	49	USD	2,251	02/14	7
Soybean Futures	177	USD	12,381	07/13	(258)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(227)

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund	393

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Dow Jones-UBS Brent Crude Index	Merrill Lynch	USD	12,722	0.150%	05/20/13	(859)
Dow Jones-UBS Brent Crude Index	Merrill Lynch	USD	4,261	0.150%	05/20/13	(288)
Dow Jones-UBS Coffee Index	Merrill Lynch	USD	2,252	0.000%	06/05/13	73
Dow Jones-UBS Commodity Index Platinum Excess Return	Merrill Lynch	USD	3,500	0.180%	05/29/13	205
Dow Jones-UBS Commodity Index Total Return	BNP Paribas	USD	38,998	3 Month T-Bill plus 0.148%	05/29/13	505
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley	USD	8,466	3 Month T-Bill plus 0.158%	05/29/13	(110)
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley	USD	29,356	3 Month T-Bill plus 0.158%	12/23/13	799
Dow Jones-UBS Commodity Index Total Return	Societe Generale	USD	45,131	3 Month T-Bill plus 0.148%	05/29/13	585
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	158,081	0.270%	06/11/13	(4,282)
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	92,143	0.270%	06/11/13	(2,496)
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	8,295	0.270%	08/27/13	(348)
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	28,316	3 Month T-Bill plus 0.158%	10/23/13	770
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	BNP Paribas	USD	11,659	3 Month T-Bill plus 0.260%	05/29/13	159
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Morgan Stanley	USD	26,780	3 Month T-Bill plus 0.247%	05/29/13	(365)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Morgan Stanley	USD	225,530	3 Month T-Bill plus 0.247%	12/23/13	5,841
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Societe Generale	USD	44,365	3 Month T-Bill plus 0.296%	05/29/13	604
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	UBS AG	USD	41,835	3 Month T-Bill plus 0.296%	10/23/13	1,083
Dow Jones-UBS Copper Index	Merrill Lynch	USD	8,892	0.000%	09/25/13	610
Dow Jones-UBS Corn Index	Merrill Lynch	USD	4,234	0.180%	11/08/13	167
Dow Jones-UBS Corn Index	Merrill Lynch	USD	1,300	0.180%	11/08/13	48
Dow Jones-UBS Cotton Index	Merrill Lynch	USD	2,559	0.000%	06/05/13	86
Dow Jones-UBS Crude Oil Index	UBS AG	USD	9,500	0.130%	04/18/14	623
Dow Jones-UBS Gold Index	Merrill Lynch	USD	2,608	0.180%	09/23/13	(51)
Dow Jones-UBS Gold Index	UBS AG	USD	4,600	0.170%	04/25/14	58
Dow Jones-UBS Gold Index	UBS AG	USD	5,900	0.170%	04/25/14	(20)
Dow Jones-UBS Heating Oil Index	Merrill Lynch	USD	3,944	0.150%	10/29/13	(38)
Dow Jones-UBS Natural Gas Index	Merrill Lynch	USD	6,072	0.150%	10/29/13	(64)
Dow Jones-UBS Platinum Index	Merrill Lynch	USD	7,390	0.180%	04/29/13	(317)
Dow Jones-UBS Platinum Index	Merrill Lynch	USD	11,000	0.180%	05/29/13	(164)
Dow Jones-UBS Platinum Index	Merrill Lynch	USD	8,402	0.180%	05/29/13	(361)
Dow Jones-UBS Soybeans Index	Merrill Lynch	USD	4,800	0.180%	06/06/13	114
Dow Jones-UBS Soybeans Index	Merrill Lynch	USD	6,451	0.180%	06/06/13	86
Dow Jones-UBS Sugar Index	Merrill Lynch	USD	4,455	0.000%	06/05/13	12
Dow Jones-UBS Unleaded Gasoline Index	UBS AG	USD	4,300	0.120%	04/18/14	129
Dow Jones-UBS Wheat Index	Merrill Lynch	USD	1,834	0.000%	06/14/13	(101)
Merrill Lynch Commodity BIN1 Index	Bank of America	USD	64,000	0.160%	05/01/13	(2,970)
Merrill Lynch Commodity GSM7 Index	Merrill Lynch	USD	97,449	0.250%	06/14/13	(2,123)
Merrill Lynch Commodity Index	Merrill Lynch	USD	6,000	0.250%	06/14/13	102
Merrill Lynch Commodity Index	Merrill Lynch	USD	9,909	0.250%	06/14/13	(1)
Merrill Lynch Commodity Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	13,108	0.180%	05/29/13	(1,196)

See accompanying notes which are an integral part of the financial statements.

394	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter party	Notional Amount		Terms	Termination Date	Fair Value $

Merrill Lynch Commodity Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	2,465	0.180%	05/29/13	(225)
Merrill Lynch Commodity Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	3,000	0.180%	05/29/13	94
Merrill Lynch Commodity Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	11,000	0.180%	05/29/13	(346)
Merrill Lynch Commodity Index eXtra (Palladium) Excess Return	Merrill Lynch	USD	1,413	0.180%	05/29/13	(129)
Russell Jeffries Diversified I Index	Newedge Group	USD	298,949	0.350%	09/09/31	(1,259)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - ($87) (å)						(5,360)

Consolidated Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$156,398	$—	$156,398	12.0
United States Government Treasuries	—	10,308	—	10,308	0.8
Short-Term Investments	—	1,059,136	—	1,059,136	81.3

Total Investments	—	1,225,842	—	1,225,842	94.1

Other Assets and Liabilities, Net					5.9

					100.0

Other Financial Instruments
Futures Contracts	(227)	—	—	(227)	(—	)*
Index Swaps	—	(5,273)	—	(5,273)	(0.4)

Total Other Financial Instruments*	$(227)	$(5,573)	$—	$(5,500)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund	395

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Commodity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$728
Index swap contracts, at fair value	12,753

Total	$13,481

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$955
Index swap contracts, at fair value	18,113

Total	$19,068

Derivatives not accounted for as hedging instruments	Commodity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,121
Index swap contracts	(97,703)

Total	$(96,582)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(254)
Index swap contracts	17,333

Total	$17,079

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

396	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,225,546
Investments, at fair value*	1,225,842
Cash (restricted)(a)	72,454
Receivables:
Dividends and interest	463
Dividends from affiliated Russell funds	55
Investments sold	10,376
Fund shares sold	3,914
Daily variation margin on futures contracts	116
Prepaid expenses	11
Index swap contracts, at fair value**	12,753

Total assets	1,325,984

Liabilities
Payables:
Investments purchased	3,791
Fund shares redeemed	421
Accrued fees to affiliates	1,218
Other accrued expenses	408
Index swap contracts, at fair value**	18,113

Total liabilities	23,951

Net Assets	$1,302,033

(†)	The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund	397

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†), continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(15,241)
Accumulated net realized gain (loss)	(96,285)
Unrealized appreciation (depreciation) on:
Investments	296
Futures contracts	(227)
Index swap contracts	(5,273)
Shares of beneficial interest	1,462
Additional paid-in capital	1,417,301

Net Assets	$1,302,033

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.87
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$9.22
Class A — Net assets	$19,694,349
Class A — Shares outstanding ($.01 par value)	2,220,850
Net asset value per share: Class C(#)	$8.74
Class C — Net assets	$12,739,607
Class C — Shares outstanding ($.01 par value)	1,457,869
Net asset value per share: Class E(#)	$8.87
Class E — Net assets	$18,586,409
Class E — Shares outstanding ($.01 par value)	2,096,266
Net asset value per share: Class S(#)	$8.90
Class S — Net assets	$794,157,651
Class S — Shares outstanding ($.01 par value)	89,208,888
Net asset value per share: Class Y(#)	$8.92
Class Y — Net assets	$456,854,639
Class Y — Shares outstanding ($.01 par value)	51,197,395
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$501,477
** Index swap contracts - premiums paid (received)	$(87)
(a) Cash Collateral for Swaps	$72,454

(†)	The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

398	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated Russell funds	$295
Interest	736

Total investment income	1,031

Expenses
Advisory fees	9,413
Administrative fees	365
Custodian fees	147
Distribution fees - Class A	25
Distribution fees - Class C	50
Transfer agent fees - Class A	20
Transfer agent fees - Class C	13
Transfer agent fees - Class E	17
Transfer agent fees - Class S	771
Transfer agent fees - Class Y	10
Professional fees	81
Registration fees	66
Shareholder servicing fees - Class C	17
Shareholder servicing fees - Class E	21
Trustees’ fees	15
Printing fees	76
Miscellaneous	17

Expenses before reductions	11,124
Expense reductions	(3,284)

Net expenses	7,840

Net investment income (loss)	(6,809)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	72
Futures contracts	1,121
Index swap contracts	(97,703)

Net realized gain (loss)	(96,510)

Net change in unrealized appreciation (depreciation) on:
Investments	178
Futures contracts	(254)
Index swap contracts	17,333

Net change in unrealized appreciation (depreciation)	17,257

Net realized and unrealized gain (loss)	(79,253)

Net Increase (Decrease) in Net Assets from Operations	$(86,062)

(†)	The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund	399

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†)

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(6,809)	$(13,429)
Net realized gain (loss)	(96,510)	(39,370)
Net change in unrealized appreciation (depreciation)	17,257	(22,737)

Net increase (decrease) in net assets from operations	(86,062)	(75,536)

Distributions
From net investment income
Class A	—	(294)
Class C	—	(134)
Class E	—	(203)
Class S	—	(11,586)
Class Y	—	(9,045)
From net realized gain
Class A	—	(35)
Class C	—	(26)
Class E	—	(25)
Class S	—	(1,165)
Class Y	—	(824)
From return of capital
Class A	—	(445)
Class C	—	(336)
Class E	—	(318)
Class S	—	(14,927)
Class Y	—	(10,558)

Net decrease in net assets from distributions	—	(49,921)

Share Transactions*
Net increase (decrease) in net assets from share transactions	127,596	149,966

Total Net Increase (Decrease) in Net Assets	41,534	24,509

Net Assets
Beginning of period	1,260,499	1,235,990

End of period	$1,302,033	$1,260,499

Undistributed (overdistributed) net investment income included in net assets	$(15,241)	$(8,432)

(†)	The Statement of Changes in Net Assets is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

400	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†), continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	614	$5,588	685	$6,592
Proceeds from reinvestment of distributions	—	—	77	741
Payments for shares redeemed	(636)	(5,869)	(568)	(5,509)

Net increase (decrease)	(22)	(281)	194	1,824

Class C
Proceeds from shares sold	172	1,550	471	4,545
Proceeds from reinvestment of distributions	—	—	52	491
Payments for shares redeemed	(216)	(1,952)	(433)	(4,110)

Net increase (decrease)	(44)	(402)	90	926

Class E
Proceeds from shares sold	419	3,858	607	5,836
Proceeds from reinvestment of distributions	—	—	53	507
Payments for shares redeemed	(121)	(1,121)	(270)	(2,605)

Net increase (decrease)	298	2,737	390	3,738

Class S
Proceeds from shares sold	16,811	155,683	27,757	266,761
Proceeds from reinvestment of distributions	—	—	2,779	26,591
Payments for shares redeemed	(7,683)	(71,246)	(15,745)	(151,574)

Net increase (decrease)	9,128	84,437	14,791	141,778

Class Y
Proceeds from shares sold	5,288	48,620	8,742	83,898
Proceeds from reinvestment of distributions	—	—	2,135	20,427
Payments for shares redeemed	(800)	(7,515)	(10,831)	(106,625)

Net increase (decrease)	4,488	41,105	46	1,700

Total increase (decrease)	13,848	$127,596	15,511	$149,966

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund	401

Russell Investment Company

Russell Commodity Strategies Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Return of Capital
Class A
April 30, 2013*	9.50	(.06)	(.57)	(.63)	—	—		—
October 31, 2012	10.55	(.13)	(.53)	(.66)	(.15)	(.02)		(.22)
October 31, 2011	11.65	(.15)	.53	.38	(1.48)	—	(f)	—
October 31, 2010(4)	10.00	(.05)	1.70	1.65	—	—		—
Class C
April 30, 2013*	9.39	(.10)	(.55)	(.65)	—	—		—
October 31, 2012	10.45	(.20)	(.53)	(.73)	(.09)	(.02)		(.22)
October 31, 2011	11.61	(.23)	.52	.29	(1.45)	—	(f)	—
October 31, 2010(4)	10.00	(.08)	1.69	1.61	—	—		—
Class E
April 30, 2013*	9.50	(.06)	(.57)	(.63)	—	—		—
October 31, 2012	10.54	(.13)	(.52)	(.65)	(.15)	(.02)		(.22)
October 31, 2011	11.64	(.15)	.52	.37	(1.47)	—	(f)	—
October 31, 2010(4)	10.00	(.06)	1.70	1.64	—	—		—
Class S
April 30, 2013*	9.52	(.05)	(.57)	(.62)	—	—		—
October 31, 2012	10.58	(.11)	(.53)	(.64)	(.18)	(.02)		(.22)
October 31, 2011	11.65	(.12)	.53	.41	(1.48)	—	(f)	—
October 31, 2010(4)	10.00	(.04)	1.69	1.65	—	—		—
Class Y
April 30, 2013*	9.54	(.04)	(.58)	(.62)	—	—		—
October 31, 2012	10.59	(.09)	(.53)	(.62)	(.19)	(.02)		(.22)
October 31, 2011	11.65	(.10)	.53	.43	(1.49)	—	(f)	—
October 31, 2010(4)	10.00	(.04)	1.69	1.65	—	—		—

See accompanying notes which are an integral part of the financial statements.

402	Russell Commodity Strategies Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

—	8.87	(6.63)	19,694	2.05	1.54	(1.37)	14
(.39)	9.50	(6.28)	21,301	2.08	1.55	(1.39)	60
(1.48)	10.55	2.85	21,609	1.78	1.48	(1.30)	123
—	11.65	16.50	5,144	1.91	1.41	(1.48)	11

—	8.74	(6.92)	12,740	2.81	2.29	(2.12)	14
(.33)	9.39	(7.01)	14,104	2.83	2.30	(2.15)	60
(1.45)	10.45	2.07	14,748	2.53	2.23	(2.05)	123
—	11.61	16.10	3,323	2.66	2.16	(2.23)	11

—	8.87	(6.63)	18,586	2.06	1.54	(1.37)	14
(.39)	9.50	(6.23)	17,078	2.08	1.54	(1.38)	60
(1.47)	10.54	2.81	14,850	1.78	1.48	(1.30)	123
—	11.64	16.40	14,962	1.90	1.41	(1.48)	11

—	8.90	(6.51)	794,158	1.81	1.29	(1.12)	14
(.42)	9.52	(6.10)	762,582	1.83	1.30	(1.14)	60
(1.48)	10.58	3.15	690,537	1.53	1.23	(1.05)	123
—	11.65	16.50	428,347	1.66	1.16	(1.23)	11

—	8.92	(6.50)	456,855	1.61	1.10	(.93)	14
(.43)	9.54	(5.82)	445,434	1.65	1.11	(.95)	60
(1.49)	10.59	3.31	494,246	1.35	1.05	(.87)	123
—	11.65	16.50	545,188	1.48	.98	(1.05)	11

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund	403

Russell Investment Company

Russell Global Infrastructure Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,122.50	$1,017.46
Expenses Paid During Period*	$7.79	$7.40

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,118.50	$1,013.74
Expenses Paid During Period*	$11.71	$11.13

*	Expenses are equal to the Fund’s annualized expense ratio of 2.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,122.40	$1,017.46
Expenses Paid During Period*	$7.79	$7.40

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

404	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,123.70	$1,018.70
Expenses Paid During Period*	$6.48	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,124.60	$1,019.54
Expenses Paid During Period*	$5.58	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Global Infrastructure Fund	405

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.1%
Australia - 8.1%
AGL Energy, Ltd.	111,092	1,828
APA Group	153,900	1,039
Asciano, Ltd.	2,104,516	11,782
Aurizon Holdings, Ltd.	486,040	2,091
DUET Group	415,086	1,059
Envestra Limited (Æ)	91,995	100
Macquarie Atlas Roads Group	289,193	504
SP AusNet Class Miscellaneous	6,658,775	8,663
Spark Infrastructure Group	3,283,257	6,093
Sydney Airport	2,879,849	10,330
Transurban Group - ADR (Æ)	5,776,120	40,839

		84,328

Austria - 0.1%
Oesterreichische Post AG (Ñ)	27,132	1,202

Belgium - 0.0%
Elia System Operator SA	11,436	504

Brazil - 2.6%
Alupar Investimento SA (Æ)	86,614	783
CCR SA	480,346	4,749
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	431,787	6,175
Cia de Saneamento de Minas Gerais-COPASA (Æ)	89,830	2,088
Cia Energetica de Minas Gerais	85,100	1,088
EcoRodovias Infraestrutura e Logistica SA	187,301	1,639
EDP - Energias do Brasil SA	79,745	489
Transmissora Alianca de Energia Eletrica SA	305,197	3,511
Ultrapar Participacoes SA	76,051	2,026
Wilson Sons, Ltd. Class BDR	310,002	4,372

		26,920

Canada - 9.3%
AltaGas, Ltd. - ADR (Ñ)	52,079	1,941
Brookfield Infrastructure Partners, LP	76,937	2,974
Brookfield Renewable Energy Partners, LP (Ñ)	32,989	1,027
Emera, Inc. (Ñ)	92,882	3,402
Enbridge, Inc. (Ñ)	928,744	44,200
Fortis, Inc.	131,747	4,571
Gibson Energy, Inc.	364,596	9,500
Pembina Pipeline Corp. (Ñ)	329,552	10,818
TransCanada Corp.	328,566	16,278
Westshore Terminals Investment Corp.	77,750	2,238

		96,949

Chile - 0.8%
Aguas Andinas SA Class A	1,710,943	1,362
E.CL SA	810,400	1,699
Empresa Nacional de Electricidad SA - ADR	27,073	1,443
Enersis SA - ADR	181,683	3,430

		7,934

	Principal Amount ($) or Shares	Fair Value $
China - 1.3%
Beijing Capital International Airport Co., Ltd. Class H	474,000	329
Beijing Enterprises Water Group, Ltd.	5,385,744	1,631
China Resources Gas Group, Ltd.	149,439	419
COSCO Pacific, Ltd.	4,353,498	5,767
ENN Energy Holdings, Ltd.	385,920	2,233
Huadian Power International Co. Class H (Æ)	1,220,000	670
Jiangsu Expressway Co., Ltd. Class H	2,265,270	2,481
Sinopec Kantons Holdings, Ltd.	135,149	122
Towngas China Co., Ltd.	422,243	406

		14,058

Czech Republic - 0.1%
CEZ AS	20,187	584

France - 7.9%
Aeroports de Paris	106,131	9,606
Eutelsat Communications SA	154,002	5,560
GDF Suez (Ñ)	914,866	19,639
Groupe Eurotunnel SA	2,181,760	18,265
Rubis SCA	98,555	6,332
Veolia Environnement SA	47,212	651
Vinci SA (Ñ)	465,492	22,412

		82,465

Germany - 2.3%
E.ON SE (Ñ)	853,445	15,465
Fraport AG Frankfurt Airport Services Worldwide	133,160	7,958
Hamburger Hafen und Logistik AG	31,511	678

		24,101

Hong Kong - 4.0%
Beijing Enterprises Holdings, Ltd.	372,526	2,787
Cheung Kong Infrastructure Holdings, Ltd.	500,953	3,634
China Everbright International, Ltd.	3,222,588	2,488
China Merchants Holdings International Co., Ltd.	4,241,825	13,419
China Resources Power Holdings Co., Ltd.	236,881	775
CLP Holdings, Ltd.	572,000	5,042
Guangdong Investment, Ltd.	1,636,568	1,584
Hong Kong & China Gas Co., Ltd.	2,005,693	6,035
MTR Corp., Ltd.	582,756	2,403
NWS Holdings, Ltd.	10,817	19
Power Assets Holdings, Ltd.	421,000	4,112

		42,298

India - 0.2%
GAIL India, Ltd. - GDR	36,063	1,423
Power Grid Corp. of India, Ltd.	410,530	855

		2,278

Italy - 2.4%
Atlantia SpA	1,260,748	22,531
Hera SpA	305,284	621

406	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Snam Rete Gas SpA	325,640	1,601
Societa Iniziative Autostradali e Servizi SpA	6,484	59
Terna Rete Elettrica Nazionale SpA	126,503	592

		25,404

Japan - 3.1%
Central Japan Railway Co.	34,700	4,183
East Japan Railway Co.	59,800	5,042
Japan Airport Terminal Co., Ltd.	55,084	850
Kamigumi Co., Ltd.	1,229,935	11,506
Kansai Electric Power Co., Inc. (The)	93,962	1,145
Osaka Gas Co., Ltd.	1,824,000	7,896
Sumitomo Warehouse Co., Ltd. (The)	166,000	1,189
Tokyo Gas Co., Ltd.	189,000	1,078

		32,889

Luxembourg - 0.2%
SES	56,510	1,765

Malaysia - 0.2%
Petronas Gas BHD	277,883	1,801

Marshall Islands - 0.1%
Golar LNG Partners, LP (Ñ)	22,124	723
KNOT Offshore Partners, LP (Æ)	13,730	308

		1,031

Mexico - 1.5%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	62,765	3,633
Grupo Aeroportuario del Sureste SAB de CV - ADR	59,016	7,325
Infraestructura Energetica Nova SAB de CV (Æ)	748,720	2,553
OHL Mexico SAB de CV (Æ)	623,361	1,933
Promotora y Operadora de Infraestructura SAB de CV (Æ)	84,900	757

		16,201

Netherlands - 2.8%
Koninklijke Vopak NV (Ñ)	521,241	28,872

New Zealand - 1.4%
Auckland International Airport, Ltd.	3,241,535	8,613
Infratil, Ltd.	986,362	1,949
Port of Tauranga, Ltd.	277,116	3,682
Vector, Ltd.	52,426	125

		14,369

Norway - 0.0%
Hafslund ASA Class B	60,711	506

Philippines - 0.9%
International Container Terminal Services, Inc. (Æ)	2,684,307	6,000
Manila Water Co., Inc.	1,140,225	1,107

	Principal Amount ($) or Shares	Fair Value $
Metro Pacific Investments Corp.	12,164,753	1,800

		8,907

Portugal - 0.2%
Energias de Portugal SA	586,704	2,017

Singapore - 2.3%
Cityspring Infrastructure Trust (Æ)	3,547,580	1,426
ComfortDelGro Corp., Ltd.	519,941	838
Hutchison Port Holdings Trust	7,308,905	6,066
Hyflux, Ltd. (Ñ)	1,096,332	1,219
Parkway Life Real Estate Investment Trust (Æ)(ö)	1,041,950	2,259
SATS, Ltd.	1,702,750	4,355
SembCorp Industries, Ltd. (Æ)	875,251	3,546
Singapore Post, Ltd.	3,266,344	3,421
SMRT Corp., Ltd.	798,942	960

		24,090

Spain - 2.2%
Abertis Infraestructuras SA	991,797	18,521
Enagas SA	20,700	551
Ferrovial SA	205,494	3,400

		22,472

Switzerland - 1.7%
Flughafen Zuerich AG	36,370	17,690

United Kingdom - 7.9%
BBA Aviation PLC	2,731,112	10,644
Centrica PLC	746,564	4,302
Inmarsat PLC	201,504	2,262
National Grid PLC	2,165,484	27,566
National Grid PLC - ADR	211,342	13,479
Pennon Group PLC	25,602	273
Scottish & Southern Energy PLC	821,897	19,878
Serco Group PLC	46,845	450
Stagecoach Group PLC	561,552	2,682
United Utilities Group PLC	48,425	557

		82,093

United States - 32.5%
Access Midstream Partners, LP	45,911	1,895
AES Corp.	665,752	9,227
American Tower Corp. Class A (ö)	367,365	30,855
American Water Works Co., Inc.	237,078	9,929
Atmos Energy Corp.	252,274	11,193
California Water Service Group	117,633	2,359
CenterPoint Energy, Inc.	190,263	4,696
Chesapeake Utilities Corp.	905	48
CMS Energy Corp.	63,972	1,915
Connecticut Water Service, Inc.	119,570	3,405
Corrections Corp. of America (ö)	18,747	679
Covanta Holding Corp.	123,156	2,463
Crown Castle International Corp. (Æ)	196,967	15,166
CSX Corp.	165,287	4,064

Russell Global Infrastructure Fund	407

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Dominion Resources, Inc.	42,325	2,611
Duke Energy Corp.	128,654	9,675
Edison International	8,367	450
Energy Transfer Equity, LP	8,400	493
Enterprise Products Partners, LP (Ñ)	8,601	522
Equities Midstream Partners, LP	38,879	1,800
Exelon Corp.	471,325	17,679
Holly Energy Partners, LP	29,808	1,171
ITC Holdings Corp.	94,216	8,689
Kinder Morgan Energy Partners, LP (Ñ)	3,802	336
Kinder Morgan, Inc.	358,826	14,030
Magellan Midstream Partners, LP	15,239	808
MarkWest Energy Partners, LP	9,310	588
Middlesex Water Co.	17,923	351
MPLX, LP (Ñ)	25,300	968
NextEra Energy, Inc.	210,171	17,240
NiSource, Inc.	157,688	4,846
Norfolk Southern Corp.	78,672	6,091
Northeast Utilities	287,804	13,046
Northwest Natural Gas Co.	8,523	379
OGE Energy Corp.	19,192	1,390
Oiltanking Partners, LP	23,644	1,188
PG&E Corp.	291,758	14,133
Piedmont Natural Gas Co., Inc. (Ñ)	213,328	7,345
PPL Corp.	685,869	22,894
Public Service Enterprise Group, Inc.	236,648	8,664
PVR Partners, LP	20,400	510
Questar Corp.	31,232	793
Republic Services, Inc. Class A	145,105	4,945
Rose Rock Midstream, LP	19,977	787
SBA Communications Corp. Class A (AE)	84,290	6,658
SemGroup Corp. Class A (AE)	40,700	2,110
Sempra Energy	81,339	6,739
SJW Corp.	21,702	550
Southern Co.	148,992	7,186
Southwest Gas Corp.	36,027	1,825
Spectra Energy Corp.	235,571	7,428
Spectra Energy Partners, LP	93,839	3,560
Standard Parking Corp. (AE)	148,250	3,186
Targa Resources Corp.	19,574	1,287
Tesoro Logistics, LP	21,200	1,264
Union Pacific Corp.	27,200	4,025
Unitil Corp.	105,289	3,191
USA Compression Partners, LP	47,700	1,026
Waste Connections, Inc.	38,364	1,456
Westar Energy, Inc.	26,074	912
Western Gas Partners, LP	44,871	2,713
WGL Holdings, Inc.	5,205	241
Williams Cos., Inc. (The)	507,460	19,350
Wisconsin Energy Corp.	42,679	1,918

		338,941

Total Common Stocks (cost $873,627)		1,002,669

	Principal Amount ($) or Shares		Fair Value $
Short-Term Investments - 3.2%
United States - 3.2%
Russell U.S. Cash Management Fund	33,859,807	(¥)	33,860

Total Short-Term Investments (cost $33,860)			33,860

Other Securities - 9.4%
Russell U.S. Cash Collateral Fund (×)	98,456,677	(¥)	98,457

Total Other Securities (cost $98,457)			98,457

Total Investments - 108.7% (identified cost $1,005,944)			1,134,986

Other Assets and Liabilities, Net - (8.7%)			(91,239)

Net Assets - 100.0%			1,043,747

See accompanying notes which are an integral part of the financial statements.

408	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	30	AUD	3,876	06/13	119
CAC 40 Index Futures (France)	56	EUR	2,128	05/13	132
DAX Index Futures (Germany)	8	EUR	1,584	06/13	17
EURO STOXX 50 Index Futures (EMU)	48	EUR	1,281	06/13	45
FTSE 100 Index Futures (United Kingdom)	30	GBP	1,915	06/13	19
Hang Seng Index Futures (Hong Kong)	22	HKD	24,864	05/13	36
IBEX 35 Index Futures (Spain)	22	EUR	1,852	05/13	124
S&P 500 E-Mini Index Futures (CME)	98	USD	7,802	06/13	159
S&P E-Mini Utilities Select Sector Index Futures (CME)	132	USD	5,487	06/13	171
S&P TSE 60 Index Futures (Canada)	33	CAD	4,681	06/13	(18)
TOPIX Index Futures (Japan)	15	JPY	175,050	06/13	130

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					934

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	409

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	597	GBP	384	05/01/13	—
Bank of America	USD	169	HKD	1,311	05/02/13	—
Bank of America	AUD	520	USD	537	06/19/13	—
Bank of America	CAD	720	USD	706	06/19/13	(7)
Bank of America	EUR	1,300	USD	1,694	06/19/13	(19)
Bank of America	GBP	300	USD	460	06/19/13	(6)
Bank of America	HKD	4,300	USD	554	06/19/13	—
Bank of America	JPY	30,000	USD	309	06/19/13	1
Bank of Montreal	USD	933	AUD	900	06/19/13	(3)
Bank of Montreal	USD	1,071	CAD	1,100	06/19/13	19
Bank of Montreal	USD	607	GBP	400	06/19/13	15
Bank of Montreal	USD	644	HKD	5,000	06/19/13	—
Bank of Montreal	USD	316	JPY	30,000	06/19/13	(9)
Brown Brothers Harriman & Co.	USD	206	AUD	200	06/19/13	1
Brown Brothers Harriman & Co.	USD	257	AUD	250	06/19/13	2
Brown Brothers Harriman & Co.	USD	390	CAD	400	06/19/13	7
Brown Brothers Harriman & Co.	USD	652	EUR	500	06/19/13	6
Brown Brothers Harriman & Co.	USD	153	GBP	100	06/19/13	2
Brown Brothers Harriman & Co.	USD	219	HKD	1,700	06/19/13	—
Citibank	USD	511	NZD	600	05/01/13	3
Citibank	EUR	678	USD	883	05/02/13	(9)
Citibank	EUR	470	USD	618	05/06/13	(1)
Commonwealth Bank of Australia	GBP	153	USD	238	05/02/13	(1)
Deutsche Bank AG	USD	510	HKD	3,960	05/02/13	—
Deutsche Bank AG	USD	240	HKD	1,862	05/03/13	—
Deutsche Bank AG	EUR	1,650	USD	2,161	05/03/13	(12)
HSBC Bank PLC	USD	701	AUD	685	06/19/13	7
HSBC Bank PLC	USD	898	CAD	924	06/19/13	18
HSBC Bank PLC	USD	2,089	EUR	1,613	06/19/13	36
HSBC Bank PLC	USD	548	GBP	368	06/19/13	22
HSBC Bank PLC	USD	715	HKD	5,545	06/19/13	—
HSBC Bank PLC	USD	265	JPY	25,434	06/19/13	(4)
JPMorgan Chase Bank	USD	701	AUD	685	06/19/13	7
JPMorgan Chase Bank	USD	898	CAD	924	06/19/13	18
JPMorgan Chase Bank	USD	785	EUR	600	06/19/13	5
JPMorgan Chase Bank	USD	1,935	EUR	1,500	06/19/13	40
JPMorgan Chase Bank	USD	2,089	EUR	1,613	06/19/13	36
JPMorgan Chase Bank	USD	548	GBP	368	06/19/13	23
JPMorgan Chase Bank	USD	715	HKD	5,545	06/19/13	—
JPMorgan Chase Bank	USD	265	JPY	25,434	06/19/13	(4)
JPMorgan Chase Bank	AUD	290	USD	296	06/19/13	(3)
JPMorgan Chase Bank	CAD	290	USD	282	06/19/13	(5)
JPMorgan Chase Bank	EUR	370	USD	481	06/19/13	(6)
JPMorgan Chase Bank	GBP	150	USD	229	06/19/13	(4)
JPMorgan Chase Bank	HKD	2,100	USD	271	06/19/13	—
JPMorgan Chase Bank	JPY	10,000	USD	101	06/19/13	(2)
Royal Bank of Canada	USD	701	AUD	685	06/19/13	7
Royal Bank of Canada	USD	899	CAD	924	06/19/13	18
Royal Bank of Canada	USD	2,088	EUR	1,613	06/19/13	37
Royal Bank of Canada	USD	548	GBP	368	06/19/13	23
Royal Bank of Canada	USD	715	HKD	5,545	06/19/13	—
Royal Bank of Canada	USD	265	JPY	25,434	06/19/13	(4)
Royal Bank of Scotland PLC	USD	207	AUD	200	06/19/13	—

See accompanying notes which are an integral part of the financial statements.

410	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	USD	197	CAD	200	06/19/13	2
Royal Bank of Scotland PLC	USD	1,026	EUR	800	06/19/13	28
Royal Bank of Scotland PLC	USD	152	GBP	100	06/19/13	3
Royal Bank of Scotland PLC	USD	129	HKD	1,000	06/19/13	—
Royal Bank of Scotland PLC	USD	106	JPY	10,000	06/19/13	(4)
Royal Bank of Scotland PLC	AUD	1,000	USD	1,044	06/19/13	11
Royal Bank of Scotland PLC	CAD	1,100	USD	1,081	06/19/13	(10)
Royal Bank of Scotland PLC	EUR	2,700	USD	3,532	06/19/13	(24)
Royal Bank of Scotland PLC	GBP	500	USD	766	06/19/13	(11)
Royal Bank of Scotland PLC	HKD	7,000	USD	902	06/19/13	—
Royal Bank of Scotland PLC	JPY	30,000	USD	303	06/19/13	(5)
State Street Bank & Trust Co.	USD	154	AUD	150	06/19/13	1
State Street Bank & Trust Co.	USD	207	AUD	200	06/19/13	(1)
State Street Bank & Trust Co.	USD	307	AUD	300	06/19/13	3
State Street Bank & Trust Co.	USD	307	AUD	300	06/19/13	3
State Street Bank & Trust Co.	USD	309	AUD	300	06/19/13	—
State Street Bank & Trust Co.	USD	310	AUD	300	06/19/13	—
State Street Bank & Trust Co.	USD	413	AUD	400	06/19/13	—
State Street Bank & Trust Co.	USD	512	AUD	500	06/19/13	4
State Street Bank & Trust Co.	USD	701	AUD	685	06/19/13	7
State Street Bank & Trust Co.	USD	97	CAD	100	06/19/13	2
State Street Bank & Trust Co.	USD	196	CAD	200	06/19/13	2
State Street Bank & Trust Co.	USD	292	CAD	300	06/19/13	5
State Street Bank & Trust Co.	USD	296	CAD	300	06/19/13	1
State Street Bank & Trust Co.	USD	389	CAD	400	06/19/13	8
State Street Bank & Trust Co.	USD	390	CAD	400	06/19/13	6
State Street Bank & Trust Co.	USD	589	CAD	600	06/19/13	6
State Street Bank & Trust Co.	USD	681	CAD	700	06/19/13	13
State Street Bank & Trust Co.	USD	898	CAD	924	06/19/13	18
State Street Bank & Trust Co.	USD	389	EUR	300	06/19/13	6
State Street Bank & Trust Co.	USD	514	EUR	400	06/19/13	13
State Street Bank & Trust Co.	USD	518	EUR	400	06/19/13	9
State Street Bank & Trust Co.	USD	523	EUR	400	06/19/13	4
State Street Bank & Trust Co.	USD	653	EUR	500	06/19/13	6
State Street Bank & Trust Co.	USD	655	EUR	500	06/19/13	4
State Street Bank & Trust Co.	USD	782	EUR	600	06/19/13	8
State Street Bank & Trust Co.	USD	1,303	EUR	1,000	06/19/13	14
State Street Bank & Trust Co.	USD	1,943	EUR	1,500	06/19/13	33
State Street Bank & Trust Co.	USD	2,089	EUR	1,613	06/19/13	36
State Street Bank & Trust Co.	USD	551	GBP	356	05/01/13	2
State Street Bank & Trust Co.	USD	1	GBP	1	05/02/13	—
State Street Bank & Trust Co.	USD	149	GBP	100	06/19/13	6
State Street Bank & Trust Co.	USD	152	GBP	100	06/19/13	3
State Street Bank & Trust Co.	USD	153	GBP	100	06/19/13	3
State Street Bank & Trust Co.	USD	155	GBP	100	06/19/13	—
State Street Bank & Trust Co.	USD	223	GBP	150	06/19/13	10
State Street Bank & Trust Co.	USD	226	GBP	150	06/19/13	7
State Street Bank & Trust Co.	USD	229	GBP	150	06/19/13	4
State Street Bank & Trust Co.	USD	387	GBP	250	06/19/13	1
State Street Bank & Trust Co.	USD	454	GBP	300	06/19/13	12
State Street Bank & Trust Co.	USD	548	GBP	368	06/19/13	23
State Street Bank & Trust Co.	USD	49	HKD	380	05/02/13	—
State Street Bank & Trust Co.	USD	21	HKD	161	05/03/13	—

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	411

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	49	HKD	382	05/03/13	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	06/19/13	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	06/19/13	—
State Street Bank & Trust Co.	USD	193	HKD	1,500	06/19/13	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	06/19/13	—
State Street Bank & Trust Co.	USD	322	HKD	2,500	06/19/13	—
State Street Bank & Trust Co.	USD	387	HKD	3,000	06/19/13	—
State Street Bank & Trust Co.	USD	515	HKD	4,000	06/19/13	—
State Street Bank & Trust Co.	USD	644	HKD	5,000	06/19/13	—
State Street Bank & Trust Co.	USD	715	HKD	5,545	06/19/13	—
State Street Bank & Trust Co.	USD	54	JPY	5,000	06/19/13	(2)
State Street Bank & Trust Co.	USD	101	JPY	10,000	06/19/13	2
State Street Bank & Trust Co.	USD	104	JPY	10,000	06/19/13	(2)
State Street Bank & Trust Co.	USD	104	JPY	10,000	06/19/13	(2)
State Street Bank & Trust Co.	USD	105	JPY	10,000	06/19/13	(2)
State Street Bank & Trust Co.	USD	204	JPY	20,000	06/19/13	1
State Street Bank & Trust Co.	USD	205	JPY	20,000	06/19/13	1
State Street Bank & Trust Co.	USD	209	JPY	20,000	06/19/13	(4)
State Street Bank & Trust Co.	USD	264	JPY	25,434	06/19/13	(3)
State Street Bank & Trust Co.	USD	165	NZD	192	05/03/13	—
State Street Bank & Trust Co.	AUD	36	USD	38	05/02/13	—
State Street Bank & Trust Co.	AUD	100	USD	105	06/19/13	1
State Street Bank & Trust Co.	AUD	210	USD	217	06/19/13	—
State Street Bank & Trust Co.	AUD	300	USD	311	06/19/13	1
State Street Bank & Trust Co.	AUD	380	USD	395	06/19/13	3
State Street Bank & Trust Co.	AUD	600	USD	615	06/19/13	(5)
State Street Bank & Trust Co.	BRL	12	USD	6	05/02/13	—
State Street Bank & Trust Co.	BRL	171	USD	85	05/02/13	—
State Street Bank & Trust Co.	CAD	130	USD	127	06/19/13	(2)
State Street Bank & Trust Co.	CAD	200	USD	197	06/19/13	(1)
State Street Bank & Trust Co.	CAD	200	USD	197	06/19/13	(1)
State Street Bank & Trust Co.	CAD	400	USD	392	06/19/13	(4)
State Street Bank & Trust Co.	CAD	800	USD	778	06/19/13	(15)
State Street Bank & Trust Co.	EUR	65	USD	86	05/03/13	—
State Street Bank & Trust Co.	EUR	20	USD	26	06/19/13	(1)
State Street Bank & Trust Co.	EUR	100	USD	131	06/19/13	(1)
State Street Bank & Trust Co.	EUR	100	USD	131	06/19/13	(1)
State Street Bank & Trust Co.	EUR	150	USD	193	06/19/13	(5)
State Street Bank & Trust Co.	EUR	200	USD	262	06/19/13	(1)
State Street Bank & Trust Co.	EUR	300	USD	386	06/19/13	(10)
State Street Bank & Trust Co.	EUR	400	USD	523	06/19/13	(4)
State Street Bank & Trust Co.	EUR	470	USD	604	06/19/13	(15)
State Street Bank & Trust Co.	EUR	500	USD	647	06/19/13	(11)
State Street Bank & Trust Co.	EUR	500	USD	659	06/19/13	1
State Street Bank & Trust Co.	EUR	1,100	USD	1,434	06/19/13	(15)
State Street Bank & Trust Co.	GBP	120	USD	183	06/19/13	(4)
State Street Bank & Trust Co.	GBP	120	USD	184	06/19/13	(2)
State Street Bank & Trust Co.	GBP	170	USD	257	06/19/13	(7)
State Street Bank & Trust Co.	GBP	170	USD	259	06/19/13	(5)
State Street Bank & Trust Co.	GBP	280	USD	427	06/19/13	(8)
State Street Bank & Trust Co.	HKD	700	USD	90	06/19/13	—
State Street Bank & Trust Co.	HKD	800	USD	103	06/19/13	—
State Street Bank & Trust Co.	HKD	1,600	USD	206	06/19/13	—

See accompanying notes which are an integral part of the financial statements.

412	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	HKD	2,000	USD	258	06/19/13	—
State Street Bank & Trust Co.	HKD	2,500	USD	322	06/19/13	—
State Street Bank & Trust Co.	HKD	3,700	USD	477	06/19/13	—
State Street Bank & Trust Co.	JPY	10,000	USD	104	06/19/13	2
State Street Bank & Trust Co.	JPY	10,000	USD	102	06/19/13	—
State Street Bank & Trust Co.	JPY	10,000	USD	106	06/19/13	3
State Street Bank & Trust Co.	JPY	30,000	USD	306	06/19/13	(2)
State Street Bank & Trust Co.	NZD	17	USD	15	05/02/13	—
State Street Bank & Trust Co.	SGD	78	USD	63	05/02/13	—
State Street Bank & Trust Co.	SGD	45	USD	36	05/03/13	—
State Street Bank & Trust Co.	SGD	107	USD	87	05/06/13	—
Westpac Banking Corp.	USD	763	AUD	737	05/02/13	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						407

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$84,328	$—	$—	$84,328	8.1
Austria	1,202	—	—	1,202	0.1
Belgium	504	—	—	504	—	*
Brazil	26,920	—	—	26,920	2.6
Canada	96,949	—	—	96,949	9.3
Chile	7,934	—	—	7,934	0.8
China	14,058	—	—	14,058	1.3
Czech Republic	584	—	—	584	0.1
France	82,465	—	—	82,465	7.9
Germany	24,101	—	—	24,101	2.3
Hong Kong	42,298	—	—	42,298	4.0
India	2,278	—	—	2,278	0.2
Italy	25,404	—	—	25,404	2.4
Japan	32,889	—	—	32,889	3.1
Luxembourg	1,765	—	—	1,765	0.2
Malaysia	1,801	—	—	1,801	0.2
Marshall Islands	1,031	—	—	1,031	0.1
Mexico	16,201	—	—	16,201	1.5
Netherlands	28,872	—	—	28,872	2.8
New Zealand	14,369	—	—	14,369	1.4
Norway	506	—	—	506	—	*
Philippines	8,907	—	—	8,907	0.9
Portugal	2,017	—	—	2,017	0.2
Singapore	24,090	—	—	24,090	2.3
Spain	22,472	—	—	22,472	2.2
Switzerland	17,690	—	—	17,690	1.7

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	413

Russell Investment Company

Russell Global Infrastructure Fund

Presentation of Portfolio Holdings, continued — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total
United Kingdom	$82,093	$—	$—	$82,093	7.9
United States	338,941	—	—	338,941	32.5
Short-Term Investments	—	33,860	—	33,860	3.2
Other Securities	—	98,457	—	98,457	9.4

Total Investments	1,002,669	132,317	—	1,134,986	108.7

Other Assets and Liabilities, Net					(8.7)

					100.0

Other Financial Instruments
Futures Contracts	934	—	—	934	0.1
Foreign Currency Exchange Contracts	(17)	424	—	407	—	*

Total Other Financial Instruments**	$917	$424	$—	$1,341

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

414	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$696
Daily variation margin on futures contracts*	952	—

Total	$952	$696

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$18	$—
Unrealized depreciation on foreign currency exchange contracts	—	289

Total	$18	$289

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$3,494	$—
Foreign currency-related transactions**	—	(727)

Total	$3,494	$(727)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,199	$—
Foreign currency-related transactions***	—	449

Total	$1,199	$449

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	415

Russell Investment Company

Russell Global Infrastructure Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,005,944
Investments, at fair value**, ***	1,134,986
Cash (restricted)(a)	3,505
Foreign currency holdings*	1,527
Unrealized appreciation on foreign currency exchange contracts	696
Receivables:
Dividends and interest	3,782
Dividends from affiliated Russell funds	4
Investments sold	8,500
Fund shares sold	1,369
Foreign taxes recoverable	504
Daily variation margin on futures contracts	121
Prepaid expenses	7

Total assets	1,155,001

Liabilities
Payables:
Investments purchased	10,697
Fund shares redeemed	710
Accrued fees to affiliates	931
Other accrued expenses	150
Daily variation margin on futures contracts	20
Unrealized depreciation on foreign currency exchange contracts	289
Payable upon return of securities loaned	98,457

Total liabilities	111,254

Net Assets	$1,043,747

See accompanying notes which are an integral part of the financial statements.

416	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,784
Accumulated net realized gain (loss)	28,666
Unrealized appreciation (depreciation) on:
Investments	129,042
Futures contracts	934
Foreign currency-related transactions	446
Shares of beneficial interest	857
Additional paid-in capital	879,018

Net Assets	$1,043,747

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.17
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.91
Class A — Net assets	$6,455,903
Class A — Shares outstanding ($.01 par value)	530,568
Net asset value per share: Class C(#)	$12.15
Class C — Net assets	$5,560,968
Class C — Shares outstanding ($.01 par value)	457,824
Net asset value per share: Class E(#)	$12.17
Class E — Net assets	$20,768,757
Class E — Shares outstanding ($.01 par value)	1,706,529
Net asset value per share: Class S(#)	$12.18
Class S — Net assets	$679,327,007
Class S — Shares outstanding ($.01 par value)	55,768,626
Net asset value per share: Class Y(#)	$12.18
Class Y — Net assets	$331,634,216
Class Y — Shares outstanding ($.01 par value)	27,221,747
Amounts in thousands

* Foreign currency holdings - cost	$1,516
** Securities on loan included in investments	$94,032
*** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$132,317
(a) Cash Collateral for Futures	$3,505

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	417

Russell Investment Company

Russell Global Infrastructure Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$16,291
Dividends from affiliated Russell funds	25
Securities lending income	208
Less foreign taxes withheld	(847)

Total investment income	15,677

Expenses
Advisory fees	5,791
Administrative fees	223
Custodian fees	181
Distribution fees - Class A	7
Distribution fees - Class C	18
Transfer agent fees - Class A	5
Transfer agent fees - Class C	5
Transfer agent fees - Class E	19
Transfer agent fees - Class S	587
Transfer agent fees - Class Y	7
Professional fees	40
Registration fees	49
Shareholder servicing fees - Class C	6
Shareholder servicing fees - Class E	24
Trustees’ fees	10
Printing fees	62
Miscellaneous	11

Expenses before reductions	7,045
Expense reductions	(1,557)

Net expenses	5,488

Net investment income (loss)	10,189

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	42,127
Futures contracts	3,494
Foreign currency-related transactions	(664)

Net realized gain (loss)	44,957

Net change in unrealized appreciation (depreciation) on:
Investments	56,848
Futures contracts	1,199
Foreign currency-related transactions	499

Net change in unrealized appreciation (depreciation)	58,546

Net realized and unrealized gain (loss)	103,503

Net Increase (Decrease) in Net Assets from Operations	$113,692

See accompanying notes which are an integral part of the financial statements.

418	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$10,189	$23,016
Net realized gain (loss)	44,957	20,794
Net change in unrealized appreciation (depreciation)	58,546	65,866

Net increase (decrease) in net assets from operations	113,692	109,676

Distributions
From net investment income
Class A	(35)	(102)
Class C	(15)	(67)
Class E	(129)	(383)
Class S	(4,772)	(13,315)
Class Y	(2,805)	(9,026)
From net realized gain
Class A	(110)	(1)
Class C	(107)	(2)
Class E	(431)	(6)
Class S	(13,203)	(167)
Class Y	(7,223)	(119)

Net decrease in net assets from distributions	(28,830)	(23,188)

Share Transactions*
Net increase (decrease) in net assets from share transactions	70,448	(22,799)

Total Net Increase (Decrease) in Net Assets	155,310	63,689

Net Assets
Beginning of period	888,437	824,748

End of period	$1,043,747	$888,437

Undistributed (overdistributed) net investment income included in net assets	$4,784	$2,351

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	419

Russell Investment Company

Russell Global Infrastructure Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	142	$1,595	139	$1,445
Proceeds from reinvestment of distributions	13	139	9	94
Payments for shares redeemed	(56)	(614)	(143)	(1,490)

Net increase (decrease)	99	1,120	5	49

Class C
Proceeds from shares sold	75	856	103	1,076
Proceeds from reinvestment of distributions	11	121	7	68
Payments for shares redeemed	(33)	(379)	(135)	(1,411)

Net increase (decrease)	53	598	(25)	(267)

Class E
Proceeds from shares sold	181	2,045	409	4,270
Proceeds from reinvestment of distributions	47	521	34	362
Payments for shares redeemed	(171)	(1,940)	(275)	(2,919)

Net increase (decrease)	57	626	168	1,713

Class S
Proceeds from shares sold	9,557	108,363	14,281	149,774
Proceeds from reinvestment of distributions	1,612	17,762	1,254	13,232
Payments for shares redeemed	(4,710)	(53,191)	(11,726)	(123,987)

Net increase (decrease)	6,459	72,934	3,809	39,019

Class Y
Proceeds from shares sold	921	10,414	1,203	12,582
Proceeds from reinvestment of distributions	910	10,028	868	9,145
Payments for shares redeemed	(2,213)	(25,272)	(8,061)	(85,040)

Net increase (decrease)	(382)	(4,830)	(5,990)	(63,313)

Total increase (decrease)	6,286	$70,448	(2,033)	$(22,799)

See accompanying notes which are an integral part of the financial statements.

420	Russell Global Infrastructure Fund

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Russell Investment Company

Russell Global Infrastructure Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	11.18	.11		1.22	1.33	(.08)	(.26)
October 31, 2012	10.11	.25		1.07	1.32	(.25)	— (f)
October 31, 2011	10.42	.25		(.22)	.03	(.26)	(.08)
October 31, 2010(5)	10.00	—	(f)	.42	.42	—	—
Class C
April 30, 2013*	11.16	.07		1.22	1.29	(.04)	(.26)
October 31, 2012	10.09	.17		1.06	1.23	(.16)	— (f)
October 31, 2011	10.42	.17		(.22)	(.05)	(.20)	(.08)
October 31, 2010(5)	10.00	(.01)		.43	.42	—	—
Class E
April 30, 2013*	11.18	.11		1.22	1.33	(.08)	(.26)
October 31, 2012	10.12	.24		1.07	1.31	(.25)	— (f)
October 31, 2011	10.42	.28		(.24)	.04	(.26)	(.08)
October 31, 2010(5)	10.00	—	(f)	.42	.42	—	—
Class S
April 30, 2013*	11.19	.12		1.23	1.35	(.10)	(.26)
October 31, 2012	10.13	.27		1.07	1.34	(.28)	— (f)
October 31, 2011	10.42	.26		(.19)	.07	(.28)	(.08)
October 31, 2010(5)	10.00	—	(f)	.42	.42	—	—
Class Y
April 30, 2013*	11.19	.13		1.22	1.35	(.10)	(.26)
October 31, 2012	10.13	.29		1.07	1.36	(.30)	— (f)
October 31, 2011	10.42	.27		(.19)	.08	(.29)	(.08)
October 31, 2010(5)	10.00	—	(f)	.42	.42	—	—

See accompanying notes which are an integral part of the financial statements.

422	Russell Global Infrastructure Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.34)	12.17	12.25	6,456	1.83	1.48	1.94	77
(.25)	11.18	13.07	4,819	1.83	1.47	2.35	125
(.34)	10.11	.39	4,312	1.87	1.50	2.43	145
—	10.42	4.20	330	2.05	1.69	(.50)	8

(.30)	12.15	11.85	5,561	2.58	2.23	1.16	77
(.16)	11.16	12.32	4,514	2.58	2.22	1.62	125
(.28)	10.09	(.48)	4,338	2.62	2.25	1.62	145
—	10.42	4.20	760	2.80	2.44	(1.27)	8

(.34)	12.17	12.24	20,769	1.82	1.48	1.90	77
(.25)	11.18	13.08	18,444	1.83	1.47	2.32	125
(.34)	10.12	.38	14,990	1.86	1.50	2.69	145
—	10.42	4.20	1,015	2.05	1.69	(.16)	8

(.36)	12.18	12.37	679,327	1.58	1.23	2.16	77
(.28)	11.19	13.38	551,759	1.58	1.22	2.60	125
(.36)	10.13	.65	460,800	1.61	1.25	2.50	145
—	10.42	4.20	254,350	1.80	1.44	.07	8

(.36)	12.18	12.46	331,634	1.38	1.06	2.32	77
(.30)	11.19	13.58	308,901	1.39	1.06	2.79	125
(.37)	10.13	.79	340,308	1.43	1.09	2.55	145
—	10.42	4.20	368,468	1.63	1.29	(.17)	8

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund	423

Russell Investment Company

Russell Global Real Estate Securities Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,184.30	$1,018.05
Expenses Paid During Period*	$7.37	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,179.80	$1,014.33
Expenses Paid During Period*	$11.40	$10.54

*	Expenses are equal to the Fund’s annualized expense ratio of 2.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,184.40	$1,018.05
Expenses Paid During Period*	$7.37	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

424	Russell Global Real Estate Securities Fund

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Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,185.70	$1,019.29
Expenses Paid During Period*	$6.02	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2012	$1,000.00	$1,000.00
Ending Account Value April 30, 2013	$1,186.90	$1,020.28
Expenses Paid During Period*	$4.93	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

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Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.7%
Australia - 8.3%
BGP Holdings PLC (Æ)(Å)	4,619,419	—
CFS Retail Property Trust Group (ö)	1,813,260	4,136
Charter Hall Retail REIT (ö)	577,378	2,568
Commonwealth Property Office Fund (ö)	5,683,867	6,835
Dexus Property Group (ö)	15,076,415	18,052
Federation Centres, Ltd. (ö)	7,321,775	19,735
Goodman Group (ö)	2,492,646	13,463
GPT Group (ö)	4,152,034	17,648
Mirvac Group (ö)	6,557,998	12,034
Stockland (ö)	2,801,765	11,241
Westfield Group (ö)	3,647,307	44,051
Westfield Retail Trust (ö)	1,692,895	5,792

		155,555

Austria - 0.1%
Conwert Immobilien Invest SE (Æ)	137,261	1,553

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios SA	131,449	3,745

Canada - 3.2%
Allied Properties Real Estate Investment Trust (ö)	306,532	10,494
Boardwalk Real Estate Investment Trust (ö)	97,100	6,349
Brookfield Office Properties, Inc. (Ñ)	490,591	9,033
Calloway Real Estate Investment Trust (Ñ)(ö)	150,400	4,510
Canadian Apartment Properties REIT (ö)	216,400	5,593
Canadian Real Estate Investment Trust (ö)	91,606	4,335
Chartwell Retirement Residences (ö)	454,777	5,151
Dundee Real Estate Investment Trust Class A (ö)	118,600	4,357
First Capital Realty, Inc. Class A	81,700	1,578
H&R Real Estate Investment Trust (Ñ)(ö)	173,274	4,257
RioCan Real Estate Investment Trust (ö)	152,600	4,470

		60,127

China - 0.1%
China Resources Land, Ltd.	402,446	1,219

Finland - 0.1%
Citycon OYJ	438,604	1,421
Sponda OYJ	184,762	985

		2,406

France - 3.2%
Gecina SA (Ñ)(ö)	44,369	5,335
Klepierre - GDR (ö)	289,988	12,297
Mercialys SA (ö)	103,680	2,314
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	9,713	1,144
Unibail-Rodamco SE (ö)	146,298	38,244

		59,334

Germany - 1.1%
Deutsche Euroshop AG	32,564	1,395

	Principal Amount ($) or Shares	Fair Value $
Deutsche Wohnen AG	534,679	9,429
GSW Immobilien AG	147,899	5,935
LEG Immobilien AG	63,959	3,521
TAG Immobilien AG	40,114	486

		20,766

Hong Kong - 10.0%
Agile Property Holdings, Ltd.	3,148,000	4,073
Cheung Kong Holdings, Ltd.	135,300	2,036
Country Garden Holdings Co., Ltd.	2,723,129	1,544
Hang Lung Properties, Ltd. - ADR	185,356	721
Henderson Land Development Co., Ltd.	1,748,652	12,664
Hongkong Land Holdings, Ltd.	3,539,944	25,700
Hysan Development Co., Ltd.	2,383,956	11,812
Kerry Properties, Ltd.	844,594	3,820
Link REIT (The) (ö)	2,865,428	16,229
New World Development Co., Ltd.	13,632,628	23,786
Orient-Express Hotels, Ltd. Class A (Æ)	258,801	2,614
Shangri-La Asia, Ltd.	1,162,000	2,246
Shimao Property Holdings, Ltd.	4,146,305	8,934
Sino Land Co., Ltd.	6,204,002	10,201
Sun Hung Kai Properties, Ltd.	2,231,715	32,267
Wharf Holdings, Ltd.	3,351,737	29,910

		188,557

Italy - 0.0%
Beni Stabili SpA (ö)	1,190,090	838

Japan - 14.5%
Activia Properties, Inc. (ö)	683	5,850
Advance Residence Investment Corp. Class A (ö)	436	1,042
Aeon Mall Co., Ltd.	55,000	1,769
Frontier Real Estate Investment Corp. (ö)	596	6,089
GLP J-Reit (ö)	7,202	7,417
Industrial & Infrastructure Fund Investment Corp. (ö)	286	3,036
Japan Logistics Fund, Inc. Class A (ö)	199	2,152
Japan Prime Realty Investment Corp. Class A (ö)	1,891	6,944
Japan Real Estate Investment Corp. Class A (ö)	1,577	21,127
Japan Retail Fund Investment Corp. (ö)	3,037	7,196
Kenedix Realty Investment Corp. Class A (ö)	1,047	4,914
Mitsubishi Estate Co., Ltd.	1,665,156	54,062
Mitsui Fudosan Co., Ltd.	2,231,000	75,751
Nippon Building Fund, Inc. Class A (ö)	792	11,390
Nomura Real Estate Holdings, Inc.	120,923	3,244
NTT Urban Development Corp.	1,388	2,050
Orix JREIT, Inc. (ö)	3,393	4,580
Premier Investment Corp. Class A (ö)	360	1,667
Sumitomo Realty & Development Co., Ltd.	824,500	38,906
Tokyu Land Corp.	600,000	7,355
United Urban Investment Corp. Class A (ö)	3,547	5,840

		272,381

426	Russell Global Real Estate Securities Fund

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Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mexico - 0.2%
Fibra Uno Administracion SA de CV (ö)	880,189	3,385

Netherlands - 0.8%
Corio NV (ö)	300,107	13,906
Vastned Retail NV (ö)	17,310	773
Wereldhave NV (ö)	12,611	915

		15,594

Norway - 0.3%
Norwegian Property ASA	4,726,184	6,631

Philippines - 0.1%
SM Prime Holdings, Inc.	5,801,473	2,819

Singapore - 4.7%
Ascendas Real Estate Investment Trust (ö)	1,897,000	4,235
CapitaLand, Ltd.	4,143,512	12,582
CapitaMall Trust Class A (ö)	7,754,425	14,606
CapitaMalls Asia, Ltd.	7,695,825	13,121
CDL Hospitality Trusts (Æ)(ö)	709,000	1,151
City Developments, Ltd. (Æ)	473,635	4,330
Frasers Centrepoint Trust (Æ)(ö)	863,000	1,576
Global Logistic Properties, Ltd.	6,910,753	15,486
Keppel Land, Ltd.	927,954	3,059
Keppel REIT (Ñ)(ö)	1,222,751	1,499
Mapletree Commercial Trust (ö)	944,400	1,123
Mapletree Greater China Commercial Trust (Æ)(ö)	1,416,800	1,283
Mapletree Logistics Trust (Æ)(ö)	680,000	723
Perennial China Retail Trust (Æ)	4,684,370	2,434
Suntec Real Estate Investment Trust (Æ)(ö)	6,538,670	10,325

		87,533

Sweden - 1.0%
Castellum AB	495,442	7,415
Fabege AB	785,136	8,480
Hufvudstaden AB Class A	205,100	2,680
Wihlborgs Fastigheter AB (Ñ)	62,900	1,039

		19,614

Switzerland - 0.2%
PSP Swiss Property AG (Æ)	49,820	4,675

United Kingdom - 4.9%
British Land Co. PLC (ö)	705,242	6,513
Capital & Counties Properties PLC	417,623	1,998
Derwent London PLC (ö)	394,204	14,139
Great Portland Estates PLC (ö)	1,446,370	11,953
Hammerson PLC (ö)	2,392,297	19,305
Intu Properties PLC Class H (ö)	145,949	777
Land Securities Group PLC (ö)	1,866,914	25,331
Londonmetric Property PLC (ö)	1,752,900	3,118
Segro PLC (ö)	77,465	321
Shaftesbury PLC (ö)	488,726	4,612
Unite Group PLC	683,082	3,690

		91,757

	Principal Amount ($) or Shares	Fair Value $
United States - 43.7%
Acadia Realty Trust (ö)	104,284	2,977
Alexandria Real Estate Equities, Inc. (ö)	142,712	10,385
American Assets Trust, Inc. (ö)	218,112	7,363
American Campus Communities, Inc. (ö)	52,600	2,348
American Tower Corp. Class A (ö)	70,168	5,893
Apartment Investment & Management Co. Class A (ö)	322,109	10,021
AvalonBay Communities, Inc. (ö)	174,032	23,153
Aviv REIT, Inc. (Æ)(ö)	18,500	475
BioMed Realty Trust, Inc. (ö)	228,600	5,146
Boston Properties, Inc. (ö)	212,700	23,276
Brandywine Realty Trust (ö)	33,753	504
BRE Properties, Inc. Class A (ö)	232,962	11,760
Camden Property Trust (ö)	87,700	6,344
CBL & Associates Properties, Inc. (ö)	398,086	9,610
Colonial Properties Trust (ö)	157,855	3,664
Corporate Office Properties Trust (ö)	186,128	5,396
CubeSmart Class A (ö)	850,166	14,938
DCT Industrial Trust, Inc. (ö)	781,758	6,121
DDR Corp. (ö)	1,612,686	29,577
Digital Realty Trust, Inc. (Ñ)(ö)	198,265	13,982
Douglas Emmett, Inc. (ö)	248,820	6,512
Duke Realty Corp. (ö)	453,804	8,005
DuPont Fabros Technology, Inc. (Ñ)(ö)	186,400	4,686
Education Realty Trust, Inc. Class A (ö)	228,894	2,515
EPR Properties (ö)	99,200	5,609
Equity Lifestyle Properties, Inc. Class A (ö)	104,971	8,529
Equity One, Inc. (ö)	161,600	4,119
Equity Residential (ö)	440,694	25,587
Essex Property Trust, Inc. (ö)	81,158	12,746
Extra Space Storage, Inc. (ö)	302,234	13,171
Federal Realty Investment Trust (ö)	67,000	7,840
First Industrial Realty Trust, Inc. (ö)	239,059	4,289
First Potomac Realty Trust (ö)	146,200	2,339
Forest City Enterprises, Inc. Class A (Æ)	452,450	8,447
HCP, Inc. (ö)	273,500	14,577
Health Care REIT, Inc. (ö)	347,975	26,088
Healthcare Realty Trust, Inc. (ö)	183,537	5,510
Healthcare Trust of America, Inc. Class A (ö)	227,403	2,838
Hersha Hospitality Trust Class A (ö)	553,552	3,310
Highwoods Properties, Inc. (ö)	144,568	5,932
Home Properties, Inc. (ö)	65,478	4,221
Host Hotels & Resorts, Inc. (ö)	1,354,109	24,740
Hudson Pacific Properties, Inc. (ö)	238,909	5,449
Hyatt Hotels Corp. Class A (Æ)	68,348	2,917
Kilroy Realty Corp. (ö)	229,156	12,968
Kimco Realty Corp. (ö)	323,687	7,697
Liberty Property Trust (ö)	135,600	5,829
Macerich Co. (The) (ö)	390,082	27,325
Mack-Cali Realty Corp. (ö)	96,026	2,667
Mid-America Apartment Communities, Inc. (ö)	87,728	6,029
National Retail Properties, Inc. (Ñ)(ö)	107,303	4,258
Parkway Properties, Inc. (ö)	134,868	2,459
Pebblebrook Hotel Trust (ö)	48,800	1,325
Piedmont Office Realty Trust, Inc. Class A (ö)	482,800	9,907

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Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Prologis, Inc. (ö)	870,147		36,503
PS Business Parks, Inc. (ö)	18,216		1,454
Public Storage (ö)	214,866		35,453
Ramco-Gershenson Properties Trust (ö)	47,000		821
Realty Income Corp. (Ñ)(ö)	148,098		7,549
Regency Centers Corp. (ö)	162,282		9,130
Retail Opportunity Investments Corp. (Ñ)(ö)	472,810		7,002
Retail Properties of America, Inc. Class A (Ñ)(ö)	116,600		1,785
RLJ Lodging Trust (ö)	161,100		3,712
Senior Housing Properties Trust (ö)	312,968		8,898
Simon Property Group, Inc. (ö)	595,444		106,031
SL Green Realty Corp. (ö)	189,449		17,183
Sovran Self Storage, Inc. (ö)	59,140		4,057
Starwood Hotels & Resorts Worldwide, Inc. (ö)	54,900		3,542
Strategic Hotels & Resorts, Inc. (Æ)(ö)	500,194		4,037
Tanger Factory Outlet Centers, Inc. (ö)	3,209		119
UDR, Inc. (ö)	572,330		14,068
Ventas, Inc. (ö)	628,513		50,048
Vornado Realty Trust (ö)	284,260		24,890
WP Carey, Inc. (ö)	27,444		1,935

			821,590

Total Common Stocks
(cost $1,284,769)			1,820,079

Short-Term Investments - 1.6%
United States - 1.6%
Russell U.S. Cash Management Fund	29,804,496	(¥)	29,804

Total Short-Term Investments
(cost $29,804)			29,804

Other Securities - 2.8%
Russell U.S. Cash Collateral Fund (×)	52,417,934	(¥)	52,418

Total Other Securities
(cost $52,418)			52,418

Total Investments - 101.1%
(identified cost $1,366,991)			1,902,301

Other Assets and Liabilities, Net - (1.1%)			(21,584)

Net Assets - 100.0%			1,880,717

See accompanying notes which are an integral part of the financial statements.

428	Russell Global Real Estate Securities Fund

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Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.0%
BGP Holdings PLC	08/06/09	4,619,419	—	—	—

					—

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	29	AUD	3,747	06/13	63
Dow Jones US Real Estate Index Futures	110	USD	3,124	06/13	8
FTSE EPRA Europe Futures (Germany)	329	EUR	5,042	06/13	199
Hang Seng Index Futures (Hong Kong)	33	HKD	37,297	05/13	49
MSCI Singapore IX ETS Futures (Singapore)	37	SGD	2,813	05/13	27
S&P Midcap 400 E-Mini Index Futures (CME)	40	USD	4,631	06/13	51
S&P TSE 60 Index Futures (Canada)	18	CAD	2,553	06/13	49
TOPIX Index Futures (Japan)	60	JPY	700,200	06/13	407

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					853

See accompanying notes which are an integral part of the financial statements.

430	Russell Global Real Estate Securities Fund

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Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	AUD	600	USD	620	06/19/13	—
Bank of America	CAD	300	USD	294	06/19/13	(3)
Bank of America	EUR	600	USD	782	06/19/13	(9)
Bank of America	HKD	1,000	USD	129	06/19/13	—
Bank of America	HKD	9,000	USD	1,159	06/19/13	—
Bank of America	SGD	600	USD	484	06/19/13	(3)
Brown Brothers Harriman & Co.	USD	206	AUD	200	06/19/13	1
Brown Brothers Harriman & Co.	USD	193	EUR	150	06/19/13	4
Brown Brothers Harriman & Co.	USD	316	JPY	30,000	06/19/13	(8)
Brown Brothers Harriman & Co.	AUD	260	USD	267	06/19/13	(2)
Brown Brothers Harriman & Co.	CAD	100	USD	98	06/19/13	(1)
Brown Brothers Harriman & Co.	CAD	130	USD	127	06/19/13	(2)
Brown Brothers Harriman & Co.	EUR	200	USD	256	06/19/13	(8)
Brown Brothers Harriman & Co.	EUR	230	USD	300	06/19/13	(3)
Brown Brothers Harriman & Co.	EUR	500	USD	659	06/19/13	—
Brown Brothers Harriman & Co.	HKD	3,000	USD	387	06/19/13	—
Brown Brothers Harriman & Co.	JPY	10,000	USD	106	06/19/13	3
Brown Brothers Harriman & Co.	JPY	60,000	USD	620	06/19/13	4
Brown Brothers Harriman & Co.	SGD	160	USD	129	06/19/13	(2)
Brown Brothers Harriman & Co.	SGD	200	USD	161	06/19/13	(1)
Deutsche Bank AG	USD	1,471	SGD	1,833	06/19/13	18
HSBC Bank PLC	USD	1,105	AUD	1,080	06/19/13	10
HSBC Bank PLC	USD	729	CAD	750	06/19/13	15
HSBC Bank PLC	USD	1,991	EUR	1,537	06/19/13	34
HSBC Bank PLC	USD	1,861	HKD	14,432	06/19/13	(1)
HSBC Bank PLC	USD	1,350	JPY	129,736	06/19/13	(18)
JPMorgan Chase Bank	USD	1,105	AUD	1,080	06/19/13	11
JPMorgan Chase Bank	USD	195	CAD	200	06/19/13	4
JPMorgan Chase Bank	USD	729	CAD	750	06/19/13	14
JPMorgan Chase Bank	USD	390	EUR	300	06/19/13	5
JPMorgan Chase Bank	USD	1,990	EUR	1,537	06/19/13	35
JPMorgan Chase Bank	USD	1,861	HKD	14,432	06/19/13	(1)
JPMorgan Chase Bank	USD	402	JPY	40,000	06/19/13	8
JPMorgan Chase Bank	USD	1,350	JPY	129,736	06/19/13	(19)
JPMorgan Chase Bank	USD	161	SGD	200	06/19/13	1
JPMorgan Chase Bank	USD	1,471	SGD	1,833	06/19/13	18
Royal Bank of Canada	USD	1,105	AUD	1,080	06/19/13	11
Royal Bank of Canada	USD	729	CAD	750	06/19/13	15
Royal Bank of Canada	USD	1,990	EUR	1,537	06/19/13	35
Royal Bank of Canada	USD	1,861	HKD	14,432	06/19/13	(1)
Royal Bank of Canada	USD	1,350	JPY	129,736	06/19/13	(19)
Royal Bank of Scotland PLC	AUD	1,400	USD	1,461	06/19/13	15
Royal Bank of Scotland PLC	CAD	900	USD	885	06/19/13	(8)
Royal Bank of Scotland PLC	EUR	2,000	USD	2,617	06/19/13	(18)
Royal Bank of Scotland PLC	HKD	14,000	USD	1,804	06/19/13	(1)
Royal Bank of Scotland PLC	JPY	160,000	USD	1,617	06/19/13	(25)
Royal Bank of Scotland PLC	SGD	1,100	USD	888	06/19/13	(5)
State Street Bank & Trust Co.	USD	286	AUD	278	05/01/13	2
State Street Bank & Trust Co.	USD	121	AUD	117	05/02/13	—
State Street Bank & Trust Co.	USD	132	AUD	128	05/03/13	—
State Street Bank & Trust Co.	USD	133	AUD	129	05/03/13	—
State Street Bank & Trust Co.	USD	219	AUD	212	05/03/13	—
State Street Bank & Trust Co.	USD	206	AUD	200	06/19/13	—

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	410	AUD	400	06/19/13	3
State Street Bank & Trust Co.	USD	413	AUD	400	06/19/13	—
State Street Bank & Trust Co.	USD	1,033	AUD	1,000	06/19/13	—
State Street Bank & Trust Co.	USD	1,105	AUD	1,080	06/19/13	10
State Street Bank & Trust Co.	USD	97	CAD	100	06/19/13	2
State Street Bank & Trust Co.	USD	198	CAD	200	06/19/13	1
State Street Bank & Trust Co.	USD	293	CAD	300	06/19/13	5
State Street Bank & Trust Co.	USD	595	CAD	600	06/19/13	—
State Street Bank & Trust Co.	USD	729	CAD	750	06/19/13	15
State Street Bank & Trust Co.	USD	393	EUR	300	06/19/13	2
State Street Bank & Trust Co.	USD	518	EUR	400	06/19/13	9
State Street Bank & Trust Co.	USD	521	EUR	400	06/19/13	6
State Street Bank & Trust Co.	USD	653	EUR	500	06/19/13	5
State Street Bank & Trust Co.	USD	1,581	EUR	1,200	06/19/13	—
State Street Bank & Trust Co.	USD	1,990	EUR	1,537	06/19/13	35
State Street Bank & Trust Co.	USD	63	HKD	492	05/02/13	—
State Street Bank & Trust Co.	USD	106	HKD	820	05/03/13	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	06/19/13	—
State Street Bank & Trust Co.	USD	515	HKD	4,000	06/19/13	—
State Street Bank & Trust Co.	USD	644	HKD	5,000	06/19/13	—
State Street Bank & Trust Co.	USD	1,289	HKD	10,000	06/19/13	—
State Street Bank & Trust Co.	USD	1,861	HKD	14,432	06/19/13	(1)
State Street Bank & Trust Co.	USD	101	JPY	10,031	05/01/13	2
State Street Bank & Trust Co.	USD	128	JPY	12,565	05/02/13	1
State Street Bank & Trust Co.	USD	409	JPY	40,000	06/19/13	1
State Street Bank & Trust Co.	USD	603	JPY	60,000	06/19/13	13
State Street Bank & Trust Co.	USD	631	JPY	60,000	06/19/13	(15)
State Street Bank & Trust Co.	USD	1,349	JPY	129,736	06/19/13	(18)
State Street Bank & Trust Co.	USD	1,847	JPY	180,000	06/19/13	—
State Street Bank & Trust Co.	USD	1,712	SGD	2,118	05/02/13	8
State Street Bank & Trust Co.	USD	105	SGD	130	06/19/13	—
State Street Bank & Trust Co.	USD	161	SGD	200	06/19/13	1
State Street Bank & Trust Co.	USD	280	SGD	350	06/19/13	4
State Street Bank & Trust Co.	USD	650	SGD	800	06/19/13	—
State Street Bank & Trust Co.	AUD	388	USD	399	05/01/13	(3)
State Street Bank & Trust Co.	AUD	232	USD	240	05/02/13	—
State Street Bank & Trust Co.	AUD	269	USD	278	05/03/13	—
State Street Bank & Trust Co.	AUD	1,194	USD	1,238	05/03/13	—
State Street Bank & Trust Co.	AUD	140	USD	144	06/19/13	(1)
State Street Bank & Trust Co.	AUD	150	USD	154	06/19/13	(1)
State Street Bank & Trust Co.	AUD	160	USD	168	06/19/13	3
State Street Bank & Trust Co.	AUD	280	USD	287	06/19/13	(2)
State Street Bank & Trust Co.	AUD	300	USD	313	06/19/13	3
State Street Bank & Trust Co.	BRL	91	USD	45	05/06/13	—
State Street Bank & Trust Co.	CAD	528	USD	524	05/03/13	—
State Street Bank & Trust Co.	CAD	100	USD	97	06/19/13	(2)
State Street Bank & Trust Co.	CAD	110	USD	108	06/19/13	(1)
State Street Bank & Trust Co.	CAD	150	USD	146	06/19/13	(3)
State Street Bank & Trust Co.	CAD	200	USD	195	06/19/13	(4)
State Street Bank & Trust Co.	CHF	52	USD	56	05/06/13	—
State Street Bank & Trust Co.	EUR	191	USD	251	05/03/13	—
State Street Bank & Trust Co.	EUR	521	USD	686	05/06/13	—
State Street Bank & Trust Co.	EUR	100	USD	131	06/19/13	(1)

See accompanying notes which are an integral part of the financial statements.

432	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	EUR	100	USD	131	06/19/13	(1)
State Street Bank & Trust Co.	EUR	120	USD	157	06/19/13	(1)
State Street Bank & Trust Co.	EUR	150	USD	198	06/19/13	—
State Street Bank & Trust Co.	EUR	300	USD	392	06/19/13	(3)
State Street Bank & Trust Co.	EUR	300	USD	386	06/19/13	(9)
State Street Bank & Trust Co.	EUR	300	USD	391	06/19/13	(4)
State Street Bank & Trust Co.	EUR	300	USD	392	06/19/13	(3)
State Street Bank & Trust Co.	GBP	53	EUR	62	05/02/13	1
State Street Bank & Trust Co.	GBP	561	USD	871	05/03/13	—
State Street Bank & Trust Co.	HKD	1,019	USD	131	05/02/13	—
State Street Bank & Trust Co.	HKD	1,257	USD	162	05/02/13	—
State Street Bank & Trust Co.	HKD	120	USD	15	05/03/13	—
State Street Bank & Trust Co.	HKD	766	USD	99	05/03/13	—
State Street Bank & Trust Co.	HKD	767	USD	99	05/03/13	—
State Street Bank & Trust Co.	HKD	901	USD	116	05/03/13	—
State Street Bank & Trust Co.	HKD	7,929	USD	1,022	05/03/13	—
State Street Bank & Trust Co.	HKD	800	USD	103	06/19/13	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	06/19/13	—
State Street Bank & Trust Co.	HKD	1,100	USD	142	06/19/13	—
State Street Bank & Trust Co.	HKD	1,100	USD	142	06/19/13	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	06/19/13	—
State Street Bank & Trust Co.	HKD	2,100	USD	271	06/19/13	—
State Street Bank & Trust Co.	HKD	5,000	USD	644	06/19/13	—
State Street Bank & Trust Co.	JPY	192,237	USD	1,972	05/07/13	—
State Street Bank & Trust Co.	JPY	242,092	USD	2,485	05/07/13	2
State Street Bank & Trust Co.	JPY	10,000	USD	101	06/19/13	(1)
State Street Bank & Trust Co.	JPY	20,000	USD	205	06/19/13	—
State Street Bank & Trust Co.	JPY	30,000	USD	305	06/19/13	(2)
State Street Bank & Trust Co.	JPY	30,000	USD	301	06/19/13	(7)
State Street Bank & Trust Co.	JPY	40,000	USD	408	06/19/13	(3)
State Street Bank & Trust Co.	JPY	40,000	USD	402	06/19/13	(9)
State Street Bank & Trust Co.	JPY	50,000	USD	529	06/19/13	16
State Street Bank & Trust Co.	NOK	359	USD	62	05/06/13	—
State Street Bank & Trust Co.	SEK	1,390	USD	215	05/06/13	—
State Street Bank & Trust Co.	SGD	695	USD	564	05/06/13	—
State Street Bank & Trust Co.	SGD	100	USD	81	06/19/13	—
State Street Bank & Trust Co.	SGD	120	USD	97	06/19/13	(1)
State Street Bank & Trust Co.	SGD	160	USD	129	06/19/13	(1)
State Street Bank & Trust Co.	SGD	300	USD	243	06/19/13	(1)

Total Unrealized (Depreciation) on Open Foreign Currency Exchange Contracts						155

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

iShares Dow Jones U.S. Real Estate Index Fund	Bank of America	USD	13,354	3 Month LIBOR minus 0.460%	08/31/13	1,051

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $-						1,051

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund	433

Russell Investment Company

Russell Global Real Estate Securities Fund

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$155,555	$—	$—	$155,555	8.3
Austria	1,553	—	—	1,553	0.1
Brazil	3,745	—	—	3,745	0.2
Canada	60,127	—	—	60,127	3.2
China	1,219	—	—	1,219	0.1
Finland	2,406	—	—	2,406	0.1
France	59,334	—	—	59,334	3.2
Germany	20,766	—	—	20,766	1.1
Hong Kong	188,557	—	—	188,557	10.0
Italy	838	—	—	838	—	*
Japan	272,381	—	—	272,381	14.5
Mexico	3,385	—	—	3,385	0.2
Netherlands	15,594	—	—	15,594	0.8
Norway	6,631	—	—	6,631	0.3
Philippines	2,819	—	—	2,819	0.1
Singapore	87,533	—	—	87,533	4.7
Sweden	19,614	—	—	19,614	1.0
Switzerland	4,675	—	—	4,675	0.2
United Kingdom	91,757	—	—	91,757	4.9
United States	821,590	—	—	821,590	43.7
Short-Term Investments	—	29,804	—	29,804	1.6
Other Securities	—	52,418	—	52,418	2.8

Total Investments	1,820,079	82,222	—	1,902,301	101.1

Other Assets and Liabilities, Net					(1.1)

					100.0

Other Financial Instruments
Futures Contracts	853	—	—	853	—	*
Foreign Currency Exchange Contracts	34	121	—	155	—	*
Index Swap Contracts		1,051	—	1,051	0.1

Total Other Financial Instruments**	$887	$1,172	$—	$2,059

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

434	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2013

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$411
Daily variation margin on futures contracts*	853	—

Total	$853	$411

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$256
Index swap contracts, at fair value	1,051	—

Total	$1,051	$256

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$4,459	$—
Index swap contracts	687	—
Foreign currency-related transactions**	—	(1,783)

Total	$5,146	$(1,783)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$605	$—
Index swap contracts	1,428	—
Foreign currency-related transactions***	—	173

Total	$2,033	$173

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund	435

Russell Investment Company

Russell Global Real Estate Securities Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,366,991
Investments, at fair value**, ***	1,902,301
Cash	22
Cash (restricted)(a)	3,400
Foreign currency holdings*	6,441
Unrealized appreciation on foreign currency exchange contracts	411
Receivables:
Dividends and interest	4,569
Dividends from affiliated Russell funds	4
Investments sold	19,753
Fund shares sold	2,555
Foreign taxes recoverable	105
Daily variation margin on futures contracts	124
Prepaid expenses	14
Index swap contracts, at fair value	1,051

Total assets	1,940,750

Liabilities
Payables:
Investments purchased	3,919
Fund shares redeemed	1,553
Accrued fees to affiliates	1,585
Other accrued expenses	288
Daily variation margin on futures contracts	14
Unrealized depreciation on foreign currency exchange contracts	256
Payable upon return of securities loaned	52,418

Total liabilities	60,033

Net Assets	$1,880,717

See accompanying notes which are an integral part of the financial statements.

436	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(50,926)
Accumulated net realized gain (loss)	29,025
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	535,310
Futures contracts	853
Index swap contracts	1,051
Foreign currency-related transactions	201
Shares of beneficial interest	430
Additional paid-in capital	1,364,773

Net Assets	$1,880,717

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$43.12
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$45.75
Class A — Net assets	$32,869,842
Class A — Shares outstanding ($.01 par value)	762,305
Net asset value per share: Class C(#)	$42.12
Class C — Net assets	$50,872,812
Class C — Shares outstanding ($.01 par value)	1,207,825
Net asset value per share: Class E(#)	$43.15
Class E — Net assets	$42,271,400
Class E — Shares outstanding ($.01 par value)	979,690
Net asset value per share: Class S(#)	$43.83
Class S — Net assets	$1,408,008,034
Class S — S hares outstanding ($.01 par value)	32,123,920
Net asset value per share: Class Y(#)	$43.81
Class Y — Net assets	$346,694,582
Class Y — Shares outstanding ($.01 par value)	7,913,031
Amounts in thousands

* Foreign currency holdings - cost	$6,391
** Securities on loan included in investments	$50,885
*** Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$82,222
(a) Cash Collateral for Futures	$3,400

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund	437

Russell Investment Company

Russell Global Real Estate Securities Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$25,393
Dividends from affiliated Russell funds	29
Interest	4
Securities lending income	245
Less foreign taxes withheld	(1,313)

Total investment income	24,358

Expenses
Advisory fees	6,833
Administrative fees	412
Custodian fees	250
Distribution fees - Class A	36
Distribution fees - Class C	168
Transfer agent fees - Class A	29
Transfer agent fees - Class C	45
Transfer agent fees - Class E	38
Transfer agent fees - Class S	1,252
Transfer agent fees - Class Y	7
Professional fees	59
Registration fees	70
Shareholder servicing fees - Class C	56
Shareholder servicing fees - Class E	47
Trustees’ fees	19
Printing fees	88
Miscellaneous	21

Expenses before reductions	9,430
Expense reductions	— **

Net expenses	9,430

Net investment income (loss)	14,928

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	95,680
Futures contracts	4,459
Index swap contracts	687
Foreign currency-related transactions	(1,512)

Net realized gain (loss)	99,314

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	181,958
Futures contracts	605
Index swap contracts	1,428
Foreign currency-related transactions	219

Net change in unrealized appreciation (depreciation)	184,210

Net realized and unrealized gain (loss)	283,524

Net Increase (Decrease) in Net Assets from Operations	$298,452

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

438	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$14,928	$32,780
Net realized gain (loss)	99,314	57,282
Net change in unrealized appreciation (depreciation)	184,210	151,432

Net increase (decrease) in net assets from operations	298,452	241,494

Distributions
From net investment income
Class A	(1,245)	(505)
Class C	(1,815)	(526)
Class E	(1,636)	(636)
Class S	(54,489)	(24,151)
Class Y	(15,927)	(8,524)
From net realized gain
Class A	(95)	—
Class C	(151)	—
Class E	(125)	—
Class S	(4,040)	—
Class Y	(1,189)	—

Net decrease in net assets from distributions	(80,712)	(34,342)

Share Transactions*
Net increase (decrease) in net assets from share transactions	27,490	(159,013)

Total Net Increase (Decrease) in Net Assets	245,230	48,139

Net Assets
Beginning of period	1,635,487	1,587,348

End of period	$1,880,717	$1,635,487

Undistributed (overdistributed) net investment income included in net assets	$(50,926)	$9,258

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund	439

Russell Investment Company

Russell Global Real Estate Securities Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	91	$3,646	116	$4,093
Proceeds from reinvestment of distributions	34	1,331	13	482
Payments for shares redeemed	(93)	(3,655)	(166)	(5,808)

Net increase (decrease)	32	1,322	(37)	(1,233)

Class C
Proceeds from shares sold	148	5,795	102	3,571
Proceeds from reinvestment of distributions	51	1,923	14	492
Payments for shares redeemed	(123)	(4,767)	(300)	(10,330)

Net increase (decrease)	76	2,951	(184)	(6,267)

Class E
Proceeds from shares sold	111	4,437	230	8,189
Proceeds from reinvestment of distributions	45	1,734	17	615
Payments for shares redeemed	(125)	(4,965)	(346)	(12,066)

Net increase (decrease)	31	1,206	(99)	(3,262)

Class S
Proceeds from shares sold	4,207	169,732	6,864	245,429
Proceeds from reinvestment of distributions	1,465	57,803	618	22,924
Payments for shares redeemed	(3,846)	(155,205)	(9,714)	(346,507)

Net increase (decrease)	1,826	72,330	(2,232)	(78,154)

Class Y
Proceeds from shares sold	146	5,818	1,083	38,776
Proceeds from reinvestment of distributions	435	17,116	231	8,524
Payments for shares redeemed	(1,807)	(73,253)	(3,230)	(117,397)

Net increase (decrease)	(1,226)	(50,319)	(1,916)	(70,097)

Total increase (decrease)	739	$27,490	(4,468)	$(159,013)

See accompanying notes which are an integral part of the financial statements.

440	Russell Global Real Estate Securities Fund

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Russell Investment Company

Russell Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital	$ Distributions In Excess(h)
Class A
April 30, 2013*	38.18	.29	6.52	6.81	(1.74)	(.13)	—	—
October 31, 2012	33.52	.63	4.72	5.35	(.69)	—	—	—
October 31, 2011	35.24	.51	(1.38)	(.87)	(.81)	—	—	(.04)
October 31, 2010	26.38	.90	8.78	9.68	(.82)	—	—	—
October 31, 2009	26.79	.76	(.44)	.32	(.73)	—	—	—
October 31, 2008	52.29	.88	(19.82)	(18.94)	(.86)	(5.64)	(.06)	—
Class C
April 30, 2013*	37.34	.15	6.36	6.51	(1.60)	(.13)	—	—
October 31, 2012	32.83	.36	4.60	4.96	(.45)	—	—	—
October 31, 2011	34.52	.23	(1.34)	(1.11)	(.55)	—	—	(.03)
October 31, 2010	25.85	.64	8.62	9.26	(.59)	—	—	—
October 31, 2009	26.30	.59	(.47)	.12	(.57)	—	—	—
October 31, 2008	51.42	.60	(19.49)	(18.89)	(.55)	(5.64)	(.04)	—
Class E
April 30, 2013*	38.20	.30	6.52	6.82	(1.74)	(.13)	—	—
October 31, 2012	33.54	.63	4.72	5.35	(.69)	—	—	—
October 31, 2011	35.26	.50	(1.38)	(.88)	(.80)	—	—	(.04)
October 31, 2010	26.38	.88	8.81	9.69	(.81)	—	—	—
October 31, 2009	26.84	.73	(.46)	.27	(.73)	—	—	—
October 31, 2008	52.36	.89	(19.87)	(18.98)	(.84)	(5.64)	(.06)	—
Class S
April 30, 2013*	38.78	.36	6.61	6.97	(1.79)	(.13)	—	—
October 31, 2012	34.03	.73	4.79	5.52	(.77)	—	—	—
October 31, 2011	35.77	.60	(1.41)	(.81)	(.88)	—	—	(.05)
October 31, 2010	26.76	.98	8.93	9.91	(.90)	—	—	—
October 31, 2009	27.19	.80	(.44)	.36	(.79)	—	—	—
October 31, 2008	52.94	1.02	(20.12)	(19.10)	(.94)	(5.64)	(.07)	—
Class Y
April 30, 2013*	38.76	.38	6.63	7.01	(1.83)	(.13)	—	—
October 31, 2012	34.03	.81	4.77	5.58	(.85)	—	—	—
October 31, 2011	35.76	.67	(1.40)	(.73)	(.95)	—	—	(.05)
October 31, 2010	26.75	1.04	8.92	9.96	(.95)	—	—	—
October 31, 2009	27.19	.86	(.48)	.38	(.82)	—	—	—
October 31, 2008(2)	38.52	(.32)	(10.79)	(11.11)	(.20)	—	(.02)	—

See accompanying notes which are an integral part of the financial statements.

442	Russell Global Real Estate Securities Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(1.87)	43.12	18.43	32,870	1.36	1.36	1.53	37
(.69)	38.18	16.03	27,867	1.35	1.35	1.79	64
(.85)	33.52	(2.51)	25,724	1.36	1.36	1.44	69
(.82)	35.24	37.23	25,564	1.34	1.34	2.83	141
(.73)	26.38	2.10	16,370	1.34	1.34	3.45	118
(6.56)	26.79	(39.97)	15,978	1.34	1.34	2.30	66

(1.73)	42.12	17.98	50,873	2.11	2.11	.78	37
(.45)	37.34	15.17	42,262	2.10	2.10	1.05	64
(.58)	32.83	(3.28)	43,207	2.11	2.11	.67	69
(.59)	34.52	36.24	53,155	2.09	2.09	2.08	141
(.57)	25.85	1.21	45,163	2.09	2.09	2.74	118
(6.23)	26.30	(40.42)	51,273	2.09	2.09	1.56	66

(1.87)	43.15	18.44	42,271	1.36	1.36	1.52	37
(.69)	38.20	16.01	36,250	1.35	1.35	1.79	64
(.84)	33.54	(2.51)	35,132	1.36	1.36	1.43	69
(.81)	35.26	37.22	38,484	1.34	1.34	2.79	141
(.73)	26.38	1.95	36,262	1.34	1.34	3.32	118
(6.54)	26.84	(39.99)	32,758	1.34	1.34	2.29	66

(1.92)	43.83	18.57	1,408,008	1.11	1.11	1.78	37
(.77)	38.78	16.32	1,174,848	1.10	1.10	2.05	64
(.93)	34.03	(2.28)	1,107,094	1.11	1.11	1.68	69
(.90)	35.77	37.58	1,168,039	1.09	1.09	3.08	141
(.79)	26.76	2.26	1,013,787	1.09	1.09	3.59	118
(6.65)	27.19	(39.83)	884,480	1.09	1.09	2.57	66

(1.96)	43.81	18.69	346,695	.91	.91	1.97	37
(.85)	38.76	16.53	354,260	.92	.92	2.26	64
(1.00)	34.03	(2.10)	376,191	.93	.93	1.86	69
(.95)	35.76	37.83	399,759	.91	.91	3.28	141
(.82)	26.75	2.40	551,981	.91	.91	3.86	118
(.22)	27.19	(28.98)	470,552	1.01	1.01	(10.48)	66

Russell Global Real Estate Securities Fund	443

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,043.20	$1,013.44
Expenses Paid During Period*	$11.60	$11.43

*	Expenses are equal to the Fund’s annualized expense ratio of 2.29% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,039.20	$1,009.72
Expenses Paid During Period*	$15.37	$15.15

*	Expenses are equal to the Fund’s annualized expense ratio of 3.04% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,043.20	$1,013.44
Expenses Paid During Period*	$11.60	$11.43

*	Expenses are equal to the Fund’s annualized expense ratio of 2.29% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

444	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,045.20	$1,014.68
Expenses Paid During Period*	$10.34	$10.19

*	Expenses are equal to the Fund’s annualized expense ratio of 2.04% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,046.20	$1,015.67
Expenses Paid During Period*	$9.34	$9.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.84% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Multi-Strategy Alternative Fund	445

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 20.4%
Asset-Backed Securities - 0.8%
ACAS CLO 2012-1, Ltd.
Series 2012-1A Class D
5.130% due 09/20/23 (Å)(Ê)	250	252
Alm Loan Funding
Series 2012-7A Class C
4.776% due 10/19/24 (Ê)(Þ)	745	749
ARES XXVI CLO, Ltd.
Series 2013-1A Class D
4.060% due 04/15/25 (Ê)(Þ)	295	288
Avalon IV Capital, Ltd.
Series 2012-1A Class D
5.278% due 04/17/23 (Å)(Ê)	250	252
BlueMountain CLO, Ltd.
Series 2012-2A Class D
4.425% due 11/20/24 (Ê)(Þ)	520	516
Carlyle Global Market Strategies
Series 2012-3A Class C
5.143% due 10/14/24 (Ê)(Þ)	745	750
Carrington Mortgage Loan Trust
Series 2006-NC5 Class A5
0.262% due 01/25/37 (Ê)	667	477
Countrywide Asset-Backed Certificates
Series 2004-5 Class M1
1.055% due 08/25/34 (Ê)	300	273
Series 2005-11 Class AF3
4.778% due 02/25/36	281	265
Series 2006-5 Class 2A2
0.380% due 08/25/36 (Ê)	315	304
Marine Park CLO, Ltd.
Series 2012-1A Class C
4.790% due 05/18/23 (Ê)(Þ)	335	338
OFSI Fund V, Ltd.
Series 2013-5A Class B1L
4.542% due 04/17/25 (Ê)(Þ)	145	145
OZLM Funding, Ltd.
Series 2012-2A Class C
5.078% due 10/30/23 (Ê)(Þ)	495	493
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WHQ1 Class M2
1.190% due 09/25/34 (Ê)	977	831
Venture CDO, Ltd.
Series 2012-11A Class D
5.292% due 11/14/22 (Ê)(Þ)	500	505

		6,438

Corporate Bonds and Notes - 7.3%
313 Group, Inc.
6.375% due 12/01/19 (Å)	360	363
8.750% due 12/01/20 (Å)	375	395
Advanced Micro Devices, Inc.
7.500% due 08/15/22 (Þ)	1,130	1,082
Albertson’s, Inc.
8.000% due 05/01/31	1,160	927
Alcatel-Lucent USA, Inc.
6.500% due 01/15/28	310	239

	Principal Amount ($) or Shares	Fair Value $
6.450% due 03/15/29	740	577
Alliance HealthCare Services, Inc.
8.000% due 12/01/16	555	566
American International Group, Inc.
8.175% due 05/15/58	1,000	1,352
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc.
10.750% due 01/15/18	845	663
Celanese US Holdings LLC
4.625% due 11/15/22	60	62
CenturyLink, Inc.
Series V
5.625% due 04/01/20	320	342
Chester Downs & Marina LLC
9.250% due 02/01/20 (Þ)	1,125	1,084
Continental Resources, Inc.
4.500% due 04/15/23 (Å)	630	672
Cornerstone Chemical Co.
9.375% due 03/15/18 (Þ)	290	307
CST Brands, Inc.
5.000% due 05/01/23 (Å)	45	46
Dave & Buster’s Entertainment, Inc.
Zero coupon due 02/15/16 (Þ)	400	308
Dave & Buster’s, Inc.
11.000% due 06/01/18	610	690
DJO Finance LLC / DJO Finance Corp.
8.750% due 03/15/18	895	1,004
9.875% due 04/15/18	505	557
Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.
8.375% due 06/01/19	885	954
Edgen Murray Corp.
8.750% due 11/01/20 (Þ)	890	947
Eldorado Resorts LLC / Eldorado Capital Corp.
8.625% due 06/15/19 (Þ)	925	911
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
11.750% due 03/01/22 (Å)	480	550
Energy Future Intermediate Holdings Co LLC / EFIH Finance Inc.
10.000% due 12/01/20 (Þ)	970	1,100
Ferro Corp.
7.875% due 08/15/18	180	189
Fifth & Pacific Cos., Inc.
10.500% due 04/15/19	655	736
Foresight Energy LLC / Foresight Energy Corp.
9.625% due 08/15/17 (Þ)	440	477
Forest Oil Corp.
7.500% due 09/15/20 (Þ)	1,580	1,683
Halcon Resources Corp.
8.875% due 05/15/21 (Þ)	700	751
Homer City Generation LP
8.137% due 10/01/19	1,123	1,180
Hub International, Ltd.
8.125% due 10/15/18 (Þ)	860	926

446	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Immucor, Inc.
11.125% due 08/15/19	965	1,107
INC Research LLC
11.500% due 07/15/19 (Þ)	955	1,046
Kindred Healthcare, Inc.
8.250% due 06/01/19	540	556
Lantheus Medical Imaging, Inc.
9.750% due 05/15/17	565	559
Liberty Interactive LLC 4.000% due 11/15/29	250	179
3.750% due 02/15/30	1,805	1,241
Logan’s Roadhouse, Inc. 10.750% due 10/15/17	660	629
McClatchy Co. (The) 9.000% due 12/15/22 (Å)	125	138
MetroPCS Wireless, Inc. 6.250% due 04/01/21 (Þ)	250	269
6.625% due 04/01/23 (Þ)	575	618
Midstates Petroleum Co., Inc. / Midstates Petroleum Co LLC 10.750% due 10/01/20 (Þ)	855	941
Mohegan Tribal Gaming Authority 11.500% due 11/01/17 (Þ)	360	402
Momentive Performance Materials, Inc. 8.875% due 10/15/20	320	349
Monitronics International, Inc. 9.125% due 04/01/20	1,050	1,139
Morgan Stanley 0.757% due 10/15/15 (Ê)	1,900	1,876
MTR Gaming Group, Inc. 11.500% due 08/01/19	1,400	1,477
Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875% due 10/01/20 (Þ)	470	526
6.500% due 07/01/21 (Þ)	30	32
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC 8.875% due 03/15/18	660	708
Noranda Aluminum Acquisition Corp. 11.000% due 06/01/19 (Þ)	330	327
Nuveen Investments, Inc. 9.125% due 10/15/17 (Þ)	10	11
9.500% due 10/15/20 (Þ)	700	754
Onex USI Acquisition Corp. 7.750% due 01/15/21 (Þ)	560	577
PNC Preferred Funding Trust II 1.503% due 12/31/49 (Ê)(ƒ)(Þ)	2,200	1,936
Rain CII Carbon LLC / CII Carbon Corp. 8.000% due 12/01/18 (Þ)	45	48
8.250% due 01/15/21 (Þ)	780	848
Range Resources Corp. 5.000% due 03/15/23 (Þ)	1,080	1,150
RBS Capital Trust I 4.709% due 12/29/49 (ƒ)	500	406
RBS Capital Trust III 5.512% due 09/29/49 (ƒ)	190	158

	Principal Amount ($) or Shares		Fair Value $
Rite Aid Corp. 1.000% due 02/21/20 (Ê)		220	222
9.250% due 03/15/20		620	718
8.000% due 08/15/20		905	1,034
7.700% due 02/15/27		740	773
6.875% due 12/15/28 (Þ)		105	102
Ryerson, Inc. / Joseph T Ryerson & Son Inc 9.000% due 10/15/17 (Þ)		795	866
11.250% due 10/15/18 (Þ)		510	551
Sabine Pass Liquefaction LLC 5.625% due 04/15/23 (Å)		880	904
Sabine Pass LNG, LP 7.500% due 11/30/16		2,990	3,379
SandRidge Energy, Inc. 7.500% due 02/15/23		1,340	1,380
Seneca Gaming Corp. 8.250% due 12/01/18 (Þ)		810	875
Shingle Springs Tribal Gaming Authority 9.375% due 06/15/15 (Þ)		495	495
SLM Corp. 3.875% due 09/10/15		600	623
Spencer Spirit Holdings, Inc. 9.000% due 05/01/18 (Å)		285	287
Springleaf Finance Corp. 6.900% due 12/15/17		320	333
Series MTNI 5.400% due 12/01/15		220	230
Taminco Global Chemical Corp. 9.750% due 03/31/20 (Þ)		440	499
Titan International, Inc. 7.875% due 10/01/17 (Þ)		430	462
Toys R Us, Inc. 10.375% due 08/15/17		530	572
TPC Group, Inc. 8.750% due 12/15/20 (Þ)		485	512
TRAC Intermodal LLC / TRAC Intermodal Corp. 11.000% due 08/15/19 (Þ)		875	963
US Coatings Acquisition, Inc. / Flash Dutch 2 BV 4.750% due 05/01/21 (Þ)		150	160
USB Realty Corp. 1.424% due 12/29/49 (Å)(Ê)(ƒ)		1,700	1,517
Viasystems, Inc. 7.875% due 05/01/19 (Þ)		650	694
Walter Energy, Inc. 9.875% due 12/15/20 (Þ)		715	779
8.500% due 04/15/21 (Þ)		850	884
Wok Acquisition Corp. 10.250% due 06/30/20 (Þ)		655	720

			62,181

International Debt - 1.9%
American International Group, Inc. 6.765% due 11/15/17	EUR	273	509
Banco do Brasil SA 3.875% due 10/10/22		1,700	1,689

Russell Multi-Strategy Alternative Fund	447

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Bermuda Government International Bond 5.603% due 07/20/20 (Þ)	120	139
Bluewater Holding BV 3.278% due 07/17/14 (Ê)(Þ)	300	292
Dryden XXIV Senior Loan Fund LLC Series 2012-24A Class D
5.040% due 11/15/23 (Å)(Ê)	480	485
DryShips, Inc. 5.000% due 12/01/14	415	367
Floatel International, Ltd. 8.000% due 10/11/17	200	210
Global Investments Group Finance, Ltd. 11.000% due 09/24/17	600	591
Guatemala Government Bond 4.875% due 02/13/28 (Þ)	200	203
HBOS Capital Funding No2, LP 6.071% due 06/29/49 (ƒ)(Þ)	1,035	948
IAMGOLD Corp. 6.750% due 10/01/20 (Þ)	995	940
ICICI Bank, Ltd. 4.750% due 11/25/16 (Þ)	100	107
Jamestown CLO I, Ltd. Series 2012-1A Class C 4.530% due 11/05/24 (Ê)(Þ)	450	448
JMP Credit Advisors CLO, Ltd. Series 2013-1A Class D 4.133% due 04/30/23 (Å)(Ê)	250	228
LBG Capital No..1 PLC 8.500% due 12/29/49 (ƒ)(Þ)	100	107
Lloyds TSB Bank PLC 12.000% due 12/29/49 (ƒ)(Þ)	300	405
Millennium Offshore Services Superholdings LLC 9.500% due 02/15/18 (Þ)	605	634
Morgan Stanley Series GMTN 0.630% due 01/16/17 (Ê)	100	128
Ocean Rig UDW, Inc. 9.500% due 04/27/16 (Þ)	1,300	1,371
OCP CLO, Ltd. Series 2012-2A Class D 4.589% due 11/22/23 (Ê)(Þ)	235	237
Perstorp Holding AB 8.750% due 05/15/17 (Þ)	800	861
Sberbank of Russia Via SB Capital SA 4.950% due 02/07/17 (Þ)	600	645
Sea Trucks Group 9.000% due 03/26/18 (Þ)	700	709
SLM Student Loan Trust Series 2003-2 Class A5 0.463% due 12/15/23 (Ê)	851	1,101
Softbank Corp. 4.500% due 04/15/20 (Å)	600	622
Sound Point CLO II, Ltd. Series 2013-1A Class B1L 4.034% due 04/26/25 (Å)(Ê)	280	271

	Principal Amount ($) or Shares		Fair Value $
Sri Lanka Government International Bond 5.875% due 07/25/22 (Þ)		355	375
St. Barbara, Ltd. 8.875% due 04/15/18 (Þ)		285	281
Telecom Italia Capital SA 6.000% due 09/30/34		80	78
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.750% due 02/01/19 (Þ)		830	830
UBS AG 7.625% due 08/17/22		250	290

			16,101

Loan Agreements - 3.0%
Albertson’s LLC Term Loan 5.750% due 03/21/16		1,445	1,461
Alcatel-Lucent USA, Inc. Term Loan B 6.250% due 08/01/16		740	751
Alcatel-Lucent USA, Inc. Term Loan C 7.250% due 01/30/19		494	506
Alliance HealthCare Services, Inc. Term Loan B 7.250% due 06/01/16 (Ê)		284	285
Astoria Generating Co. Acquisition LLC Term Loan 8.500% due 10/26/17		1,440	1,494
Atlas America Finance, Inc. Term Loan B 8.750% due 12/10/17		499	500
Caesars Entertainment Operating Co., Inc. Extended Term Loan B6 5.450% due 01/28/18 (Ê)		219	199
Essential Power LLC Term Loan B 4.250% due 08/08/19		504	509
Graton Economic Development Authority Term Loan B 9.000% due 08/22/18		1,520	1,592
HJ Heinz Co. 1.000% due 03/27/19		500	502
1.000% due 03/27/20		2,250	2,269
Lavena Holding 4 GmbH 1.000% due 03/06/15	EUR	450	575
MModal, Inc. Term Loan B 6.750% due 08/17/19		604	590
Mohegan Tribal Gaming Authority Term Loan B 5.500% due 03/31/15 (Ê)		680	682
9.000% due 03/31/16		1,310	1,351
Mount Airy Lodge LLC 1st Lien Term Loan 13.000% due 04/01/18		595	624
Navistar International Corp., Inc. Term Loan B 5.750% due 08/17/17 (Ê)		2,069	2,106
Panda Sherman Power LLC Term Loan 9.000% due 09/13/18		675	689
ReAble Therapeutics LLC Zero coupon due 09/15/17 (Ê)		434	441

448	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Rite Aid Corp. 2nd Lien Term Loan 5.750% due 08/21/20	265	275
Sirva Worldwide, Inc. Term Loan 7.500% due 03/27/19	560	553
Steward Health Care System LLC 1.000% due 04/15/20	1,000	1,006
SUPERVALU, Inc. Term Loan B 6.250% due 05/01/16	1,600	1,752
8.000% due 08/30/18	355	360
6.250% due 03/21/19	425	431
Tallgrass Operations, LLC Term Loan 5.250% due 10/25/18	608	612
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 3.700% due 10/10/14 (Ê)	846	636
3.792% due 10/10/14 (Ê)	444	333
4.700% due 10/10/17 (Ê)	842	619
4.792% due 10/10/17 (Ê)	958	704
US Coatings Acquisition, Inc. Term Loan 4.750% due 02/01/20 (Ê)	500	506
Walter Investment Management Corp. 1st Lien Term Loan 5.750% due 11/15/17	707	719

		25,632

Mortgage-Backed Securities - 1.2%
Adjustable Rate Mortgage Trust Series 2005-5 Class 2A1 2.999% due 09/25/35 (Ê)	911	879
Alternative Loan Trust Series 2003-11T1 Class A3 0.602% due 07/25/18 (Ê)	176	169
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 2.499% due 11/15/15 (Ê)(Þ)	1,261	1,271
Bear Stearns Alt-A Trust Series 2005-10 Class 24A1 2.602% due 01/25/36 (Ê)	888	642
Series 2006-3 Class 31A1 2.996% due 05/25/36 (Ê)	966	579
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.716% due 01/26/36	1,040	800
CHL Mortgage Pass-Through Trust Series 2004-12 Class 11A1 3.026% due 08/25/34 (Ê)	511	470
Series 2004-16 Class 1A4A 0.962% due 09/25/34 (Ê)	152	144
Series 2004-25 Class 1A1 0.532% due 02/25/35 (Ê)	145	135
Series 2004-25 Class 2A1 0.542% due 02/25/34 (Ê)	177	167
DSLA Mortgage Loan Trust Series 2004-AR3 Class 2A1 2.498% due 07/19/44 (Ê)	150	150
Fannie Mae Aces Series 2012-M16 Class X 0.998% due 09/25/22 (Å)	18,895	1,318

	Principal Amount ($) or Shares		Fair Value $
Merrill Lynch Mortgage Investors Trust Series 2003-A2 Class 2A3 2.006% due 03/25/33 (Ê)		483	494
Morgan Stanley Capital I, Inc. Series 2010-IQ14 Class A2FX 5.610% due 04/15/49		706	715
RBSCF Trust Series 2010-RR4 Class JP7A 5.305% due 01/16/49 (Þ)		266	266
Sequoia Series 2003-4 Class 2A1 0.553% due 07/20/33 (Ê)		304	298
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class A2 0.339% due 06/15/20 (Å)(Ê)		1,000	967
Wells Fargo Mortgage Backed Securities Series 2004-DD Class 2A6 2.617% due 01/25/33 (Ê)		966	964

			10,428

Municipal Bonds - 0.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 5.875% due 06/01/47		1,040	922
County of Jefferson Alabama Sewer Revenue Bonds 0.595% due 02/01/42 (µ)(Ê)		1,775	1,265
Golden State Tobacco Securitization Corp. Revenue Bonds 5.125% due 06/01/47		885	772
Tobacco Settlement Financing Corp. Revenue Bonds 5.000% due 06/01/41		2,445	2,166

			5,125

Non-US Bonds - 4.0%
Avoca CLO IV PLC Series 2006-X Class A1A 0.833% due 02/18/22 (Ê)	EUR	200	258
Barclays Bank PLC Series RCI 14.000% due 12/31/49 (ƒ)	GBP	300	645
Bundesrepublik Deutschland 4.750% due 07/04/34	EUR	600	1,164
Cloverie PLC for Zurich Insurance Co., Ltd. 12.000% due 12/31/49 (ƒ)	EUR	700	1,033
Deutsche Bundesrepublik Inflation Linked Bond Series I/L 1.500% due 04/15/16	EUR	2,063	2,930
1.750% due 04/15/20	EUR	1,728	2,699
Enel SpA 5.750% due 06/22/37	GBP	460	697
France Government Bond OAT Series OATe 0.250% due 07/25/18	EUR	308	428
1.100% due 07/25/22	EUR	1,393	2,041

Russell Multi-Strategy Alternative Fund	449

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series OATi 1.300% due 07/25/19	EUR	741	1,103
Italy Buoni Poliennali Del Tesoro Series CPI 2.100% due 09/15/21	EUR	1,068	1,385
LightPoint Pan-European CLO PLC Series 2006-1 Class A 0.476% due 01/31/22 (Ê)	EUR	892	1,148
Magi Funding PLC Series 2006-A Class A 0.671% due 04/11/21 (Ê)(Þ)	EUR	551	700
Mall Funding PLC Series 2005-1 Class A 1.191% due 04/22/17 (Ê)	GBP	534	801
Mexican Bonos Series M 7.000% due 06/19/14	MXN	18,283	1,557
New Zealand Government Bond 2.000% due 09/20/25 (Å)	NZD	1,700	1,614
Series 423 5.500% due 04/15/23	NZD	2,184	2,238
Nokia Siemens Networks Finance BV 6.750% due 04/15/18 (Å)	EUR	275	382
7.125% due 04/15/20 (Å)	EUR	355	495
Philippine Government International Bond 6.250% due 01/14/36	PHP	14,000	444
Republic of Albania 7.500% due 11/04/15	EUR	540	744
Republic of Cyprus 4.625% due 02/03/20	EUR	251	221
Russian Federal Bond - OFZ Series 5079 7.000% due 06/03/15	RUB	1,200	40
Slovenia Government Bond Series RS67 4.125% due 01/26/20	EUR	80	99
Series RS69 4.375% due 01/18/21	EUR	113	139
Spain Government Bond 4.250% due 10/31/16	EUR	2,500	3,476
Tokyo Electric Power Co., Inc. Series 564 2.366% due 05/28/40	JPY	45,000	329
Turkey Government Bond Series CPI 3.000% due 07/21/21	TRY	1,576	1,025
United Kingdom Gilt Inflation Linked Series 3MO 1.875% due 11/22/22	GBP	1,928	4,012
Uruguay Notas del Tesoro 10.250% due 08/22/15	UYU	3,804	203

			34,050

United States Government Treasuries - 1.6%
United States Treasury Inflation Indexed Bonds 0.125% due 04/15/17		3,270	3,482

	Principal Amount ($) or Shares	Fair Value $
2.625% due 07/15/17	1,458	1,730
1.625% due 01/15/18	1,331	1,533
1.375% due 07/15/18	1,077	1,247
0.125% due 01/15/22	5,538	6,026

		14,018

Total Long-Term Investments (cost $184,318)		173,973

Common Stocks - 27.6%
Consumer Discretionary - 4.0%
American Greetings Corp. Class A	11,809	218
Ameristar Casinos, Inc.	1,339	35
Arbitron, Inc. (Û)	60,027	2,803
Astral Media, Inc. Class A	26,699	1,299
Caesars Entertainment Corp. (Æ)	4,700	75
Cie Generale des Etablissements Michelin Class B	17,044	1,439
Crocs, Inc. (Æ)	23,100	370
Daiwa House Industry Co., Ltd. (Û)	150,000	3,388
DISH Network Corp. Class A	66,200	2,594
Fisher Communications, Inc. (Û)	27,614	1,144
Goals Soccer Centres PLC (Û)	477,415	1,009
Honda Motor Co., Ltd.	15,600	620
Hot Topic, Inc. (Û)	38,023	530
Kyocera Corp.	10,000	1,017
Las Vegas Sands Corp.	10,000	562
Learning Tree International, Inc. (Æ)	45,717	171
Makita Corp.	23,300	1,417
Mitsubishi Corp.	63,300	1,135
Nissan Motor Co., Ltd.	53,600	559
Office Depot, Inc. (Æ)(Û)	131,618	508
PVH Corp.	8,100	935
Sirius XM Radio, Inc.	908,900	2,954
Takashimaya Co., Ltd. (Û)	331,000	3,905
Toshiba Corp. (Û)	351,000	1,933
Virgin Media, Inc. (Û)	55,245	2,695
WMS Industries, Inc. (Æ)(Û)	9,191	233
Yamaha Motor Co., Ltd.	28,900	403

		33,951

Consumer Staples - 0.9%
DE Master Blenders 1753 NV	105,639	1,675
GrainCorp, Ltd. Class A	45,930	610
Grupo Modelo SAB de CV	251,207	2,286
Harris Teeter Supermarkets, Inc.	4,593	192
HJ Heinz Co. (Û)	39,736	2,878
SUPERVALU, Inc.	95,300	556

		8,197

Energy - 2.2%
Cobalt International Energy, Inc. (Æ)	12,700	355
Denbury Resources, Inc. (Æ)	54,300	971
Energy XXI Bermuda, Ltd.	15,600	355
Halliburton Co.	47,300	2,023
JX Holdings, Inc.	241,500	1,308
Kinder Morgan, Inc.	75,000	2,932

450	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Lufkin Industries, Inc. (Û)	8,712	769
McMoRan Exploration Co. (Æ)	129,700	2,147
Occidental Petroleum Corp.	13,700	1,223
Plains Exploration & Production Co. (Æ)	18,372	830
SandRidge Energy, Inc. (Æ)	364,465	1,873
Total SA	1,083	55
Transocean, Ltd.	42,300	2,177
Williams Cos., Inc. (The)	39,100	1,491
WPX Energy, Inc. (Æ)	25,200	394

		18,903

Financial Services - 8.5%
AIA Group, Ltd.	269,600	1,197
Ally Financial, Inc.	1,900	48
Alterra Capital Holdings, Ltd. (Û)	32,901	1,071
Altisource Portfolio Solutions SA (Æ)	17,600	1,453
American International Group, Inc. (Æ)	87,100	3,608
Capital One Financial Corp.	21,800	1,260
Chimera Investment Corp. (ö)	696,800	2,299
Citigroup, Inc.	31,400	1,465
CommonWealth REIT (ö)	23,146	516
Deutsche Euroshop AG	2,268	97
Deutsche Wohnen AG	4,942	87
E*Trade Financial Corp. (Æ)	99,200	1,021
First California Financial Group, Inc. (Æ)	26,574	214
First Financial Holdings, Inc.	35,635	714
GAGFAH SA (Æ)	7,704	99
GSW Immobilien AG	2,254	90
Harbinger Group, Inc. (Æ)	63,600	575
Jafco Co., Ltd. (Û)	80,900	3,909
Japan Retail Fund Investment Corp. (ö)(Û)	1,680	3,981
JPMorgan Chase & Co.	20,300	995
KKR & Co., LP	46,200	970
KKR Financial Holdings LLC	133,600	1,428
MetLife, Inc.	35,100	1,369
Mitsubishi UFJ Financial Group, Inc. (Û)	591,600	4,024
Mizuho Financial Group, Inc. (Û)	1,786,000	3,939
Monitise PLC (Æ)	2,095,000	1,098
MPG Office Trust, Inc. (Æ)(ö)	9,186	29
National Financial Partners Corp. (Æ)(Û)	45,920	1,164
Netspend Holdings, Inc. (Æ)(Û)	86,825	1,386
Newcastle Investment Corp. (ö)	89,400	1,013
Nomura Holdings, Inc. (Û)	507,600	4,129
NYSE Euronext (Û)	132,419	5,139
ORIX Corp. (Û)	259,100	3,976
SLM Corp.	171,700	3,546
Sumitomo Mitsui Trust Holdings, Inc. (Û)	798,000	4,003
Tetragon Financial Group, Ltd.	306,802	3,359
Tokyo Tatemono Co., Ltd.	214,000	1,978
Tokyu Land Corp.	174,000	2,133
Validus Holdings, Ltd.	23,600	911
Wells Fargo & Co.	25,500	969
XL Group PLC Class A	39,000	1,214

		72,476

Health Care - 1.7%
Boston Scientific Corp. (Æ)	234,400	1,756

	Principal Amount ($) or Shares	Fair Value $
Conceptus, Inc. (Æ)	10,106	313
Coventry Health Care, Inc. (Û)	62,135	3,079
Covidien PLC	12,400	792
Express Scripts Holding Co. (Æ)	37,500	2,226
Life Technologies Corp. (Æ)(Û)	36,682	2,703
LMA International NV	133,000	66
Merck & Co., Inc.	26,600	1,250
Palomar Medical Technologies, Inc. (Æ)	15,203	206
Sanofi - ADR	597	66
Shimadzu Corp.	149,000	1,088
UnitedHealth Group, Inc.	18,600	1,115

		14,660

Materials and Processing - 2.6%
Asahi Glass Co., Ltd.	225,000	1,763
Asahi Kasei Corp.	111,000	745
Aurizon Mines, Ltd. (Æ)	9,210	40
Axiall Corp.	15,000	787
Coeur d’Alene Mines Corp. (Æ)	11,997	182
Eastman Chemical Co.	23,500	1,566
Ferro Corp. (Æ)	27,583	194
Freeport-McMoRan Copper & Gold, Inc.	21,000	639
Groupe Agta Record (Å)	12,664	471
Hitachi Chemical Co., Ltd.	106,300	1,663
JSR Corp.	25,700	591
LIXIL Group Corp. (Û)	179,700	4,035
LyondellBasell Industries NV Class A	18,600	1,129
Mitsubishi Chemical Holdings Corp.	101,000	491
Nautilus Minerals, Inc. Class A (Æ)	15,004	4
Nippon Steel & Sumitomo Metal Corp.	528,000	1,403
Nitto Denko Corp.	31,000	2,035
Osisko Mining Corp. (Æ)(Þ)	41,389	263
Rinnai Corp.	28,800	2,287
Ube Industries, Ltd.	650,000	1,314
Xstrata PLC	41,458	620

		22,222

Producer Durables - 1.6%
Amada Co., Ltd.	239,000	1,912
Fiat Industrial SpA Class A	11,305	128
Gardner Denver, Inc. (Û)	20,784	1,561
Hitachi Construction Machinery Co., Ltd.	29,000	688
Komatsu, Ltd.	45,700	1,246
Nippon Yusen KK	644,000	1,678
Power-One, Inc. (Æ)	4,605	29
Ricoh Co., Ltd.	241,000	2,685
Rieber & Son AS (Æ)	57,855	672
Seiko Epson Corp.	39,300	368
Taisei Corp.	878,000	2,927

		13,894

Technology - 3.6%
Amadeus IT Holding SA Class A	26,400	779
Apple, Inc.	5,100	2,258
Atmel Corp. (Æ)	110,700	716
Dell, Inc. (Û)	118,636	1,590
Electronic Arts, Inc. (Æ)	24,100	424

Russell Multi-Strategy Alternative Fund	451

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Eutelsat Communications SA		16,500	596
Facebook, Inc. Class A (Æ)		85,000	2,360
Google, Inc. Class A (Æ)		400	330
Hewlett-Packard Co.		2,956	61
Hitachi, Ltd.		331,000	2,112
Mobistar SA		48,500	1,157
Motorola Solutions, Inc.		31,700	1,813
Nichicon Corp. (Û)		340,600	3,578
Nidec Corp.		15,400	1,047
Polycom, Inc. (Æ)		155,800	1,636
QUALCOMM, Inc.		77,000	4,745
Sony Corp.		122,100	2,020
Telenet Group Holding NV (Æ)		63,300	3,418
Telular Corp. (Æ)		2,297	29

			30,669

Utilities - 2.5%
Atlas Energy, LP		40,200	2,018
Atlas Pipeline Partners, LP		64,000	2,326
Atlas Resource Partners, LP		38,015	971
Bonterra Energy Corp. (Þ)		12,894	633
EV Energy Partner, LP		19,800	922
Linn Co. LLC		34,800	1,487
Linn Energy LLC		70,775	2,732
Sprint Nextel Corp. (Æ)(Û)		1,408,510	9,930

			21,019

Total Common Stocks (cost $200,734)			235,991

Investments in Other Funds - 0.2%
Australian Infrastructure Fund		376,982	1,231
United States Brent Oil Fund, LP		7,931	611

Total Investments in Other Funds (cost $1,801)			1,842

Preferred Stocks - 0.2%
Financial Services - 0.2%
Ally Financial, Inc.		10,550	1,617
Regions Financial Corp.		10,550	271

			1,888

Total Preferred Stocks (cost $1,795)			1,888

	Notional Amount
Options Purchased - 3.7%
(Number of Contracts)
3M Co. May 2013 110.00 Put (7)	USD	1	4
Bally Technologies, Inc. May 2013 50.00 Put (15)	USD	2	—

	Notional Amount		Fair Value $
Brent Crude Oil Futures Aug 2013 95.00 Put (1)	USD	11	25
Bristol-Meyers Squibb Co. May 2013 41.00 Put (30)	USD	3	4
Buffalo Wild Wings Inc. May 2013 90.00 Put (8)	USD	1	2
Cabela’s, Inc. May 2013 60.00 Put (15)	USD	2	1
CBS Corp. Class B May 2013 48.00 Call (30)	USD	3	1
Coach, Inc. May 2013 55.00 Put (30)	USD	3	1
Colfax Corp. May 2013 45.00 Call (19)	USD	2	4
CommonWealth REIT Jun 2013 46.00 Put (1)	USD	5	3
Cross Currency Options Sep 2013 54.00 Call (1)	INR	351,000	106
Jun 2013 120.00 Put (1)	KRW	1,120,000	6
Jun 2013 120.00 Put (1)	KRW	1,436,960	9
Feb 2014 757.00 Call (4)	COP	1,803,792	5
Mar 2014 1.40 Put (2)	GBP	2,358	15
May 2014 11.95 Call (1)	MXN	6,000	6
Jun 2014 1.28 Put (1)	EUR	1,800	6
Edwards Lifesciences Corp. May 2013 65.00 Put (15)	USD	2	3
EURO STOXX 50 Index Jun 2013 200.00 Call (270)	EUR	3	1,676
Dec 2013 500.00 Call (441)	EUR	4	1,490
Jun 2014 500.00 Call (171)	EUR	2	598
Jun 2014 700.00 Call (350)	EUR	2	479
Jun 2013 400.00 Put (100)	EUR	1	17
Jun 2013 600.00 Put (344)	EUR	3	226
Dec 2013 300.00 Put (25)	EUR	—	19
Dec 2013 400.00 Put (360)	EUR	4	377
Dec 2013 500.00 Put (125)	EUR	1	177
Jun 2014 200.00 Put (220)	EUR	2	265
Jun 2014 300.00 Put (440)	EUR	3	487
Jun 2014 500.00 Put (187)	EUR	2	460
Jun 2014 700.00 Put (26)	EUR	—	97
Dec 2014 300.00 Put (100)	EUR	1	217
Express Scripts Holdings Co. May 2013 55.00 Put (23)	USD	5	3
Exxon Mobil Corp. May 2013 87.50 Call (295)	USD	30	42
May 2013 90.00 Call (148)	USD	15	1
May 2013 87.50 Put (133)	USD	13	10
May 2013 90.00 Put (148)	USD	15	32
Jun 2013 87.50 Put (37)	USD	4	6
Fossil Inc. May 2013 105.00 Call (22)	USD	2	6
Green Mountain Coffee Roasters, Inc. May 2013 50.00 Put (31)	USD	3	6
Helmerich & Payne, Inc. May 2013 60.00 Put (22)	USD	2	5
Hewlett-Packard Co. May 2013 20.00 Put (30)	USD	3	1

452	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Fair Value $

Linn Co., LLC May 2013 42.50 Put (30)	USD	3	6
Linn Energy LLC May 2013 39.00 Put (45)	USD	5	6
Lorillard, Inc. May 2013 42.50 Call (60)	USD	6	6
May 2013 42.50 Put (76)	USD	8	5
Lululemon Athletica, Inc. May 2013 70.00 Put (23)	USD	2	1
Nike, Inc. Class B May 2013 60.00 Put (30)	USD	3	1
ResMed, Inc. May 2013 45.00 Put (53)	USD	5	1
S&P 500 Index May 2013 600.00 Call (853)	USD	85	1,143
Jun 2013 350.00 Call (110)	USD	11	2,660
Dec 2013 400.00 Call (66)	USD	7	1,344
Jun 2014 450.00 Call (48)	USD	5	879
Jun 2014 600.00 Call (6)	USD	1	53
May 2013 550.00 Put (67)	USD	7	30
Jun 2013 450.00 Put (56)	USD	6	25
Dec 2013 300.00 Put (44)	USD	1	13
Dec 2013 400.00 Put (205)	USD	21	527
Dec 2013 500.00 Put (195)	USD	20	878
Jun 2014 300.00 Put (326)	USD	33	1,154
Jun 2014 450.00 Put (176)	USD	14	930
Jun 2014 550.00 Put (64)	USD	6	640
Jun 2014 600.00 Put (43)	USD	4	521
Dec 2014 500.00 Put (35)	USD	4	393
SGX NIKKEI Futures May 2013 13,000.00 Call (150)	JPY	75	688
Dec 2013 9,000.00 Call (210)	JPY	105	5,178
Dec 2013 9,500.00 Call (205)	JPY	103	4,948
Jun 2014 14,000.00 Call (125)	JPY	63	726
Jun 2014 12,500.00 Call (19)	JPY	10	190
May 2013 13,250.00 Put (70)	JPY	35	239
Jun 2013 9,000.00 Put (155)	JPY	78	—
Jun 2013 8,500.00 Put (200)	JPY	100	—
Dec 2013 8,500.00 Put (379)	JPY	190	111
Jun 2014 13,000.00 Put (195)	JPY	98	758
SPDR S&P 500 ETF Trust May 2013 153.00 Put (824)	USD	82	3
May 2013 154.00 Put (775)	USD	78	4
May 2013 157.00 Put (150)	USD	15	2
May 2013 158.00 Put (374)	USD	37	11
May 2013 159.00 Put (259)	USD	33	32
Jun 2013 154.00 Put (169)	USD	17	25
Jun 2013 156.00 Put (148)	USD	15	29
SPDR Technology Select Sector May 2013 30.00 Put (150)	USD	15	2
Steven Madden, Ltd. May 2013 50.00 Call (30)	USD	3	2

Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 3.400% May 2013 0.00 Call (1)		2,000	14

	Notional Amount		Fair Value $
USD 3 Month LIBOR/USD 3.400% May 2013 0.00 Call (1)		2,000	15
USD 3 Month LIBOR/USD 3.400% Aug 2013 0.00 Call (1)		2,200	25
USD 3 Month LIBOR/USD 3.450% May 2013 0.00 Call (1)		3,600	31
USD 3 Month LIBOR/USD 3.500% May 2013 0.00 Call (2)		1,300	14
USD 3 Month LIBOR/USD 3.500% Jun 2013 0.00 Call (1)		10,000	128
USD 3 Month LIBOR/USD 3.550%
Jul 2013 0.00 Call (1)		3,100	46
USD 5.000%/USD Markit CDX Index
Sep 2013 0.00 Put (1)		8,250	45
USD 5.000%/USD Markit CDX Index
Dec 2013 0.00 Put (1)		5,500	64
Tesla Motors, Inc. May 2013 35.00 Put (31)	USD	3	—
True Religion Apparel, Inc. May 2013 27.00 Call (14)	USD	1	2
May 2013 25.00 Put (30)	USD	3	2
May 2013 26.00 Put (45)	USD	5	4
Veeco Instruments, Inc.
May 2013 33.00 Put (23)	USD	2	1

Total Options Purchased (cost $27,970)			31,453

	Principle Amount ($) or Shares

Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Coeur d’Alene Mines Corp. (Æ) 2017 Warrants		1,683	4
Kinder Morgan, Inc. (Æ) 2017 Warrants		39,700	221
Nautilus Minerals, Inc. (Æ) 2013 Rights		15,004	—

			225

Total Warrants & Rights (cost $146)			225

Short-Term Investments - 45.5%
Ally Financial, Inc. 3.492% due 02/11/14 (Ê)		265	267
Banco Santander Brasil SA 2.380% due 03/18/14 (Ê)(Þ)		1,750	1,746

Russell Multi-Strategy Alternative Fund	453

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Fair Value $

Bank Negara Malaysia Monetary Notes Series 1913 Zero coupon due 11/12/13	1,418		459
Series 9312 Zero coupon due 06/06/13 (ž)	1,443		473
Series 9512 Zero coupon due 11/19/13 (ž)	5,013		1,621
Federal National Mortgage Association Discount Notes Zero coupon due 01/27/14 (ž)	3,800		3,797
Freddie Mac REMICS Series 1993-1641 Class I 6.500% due 12/15/13	24		24
Harrah’s Properties, Co. Mezzanine Term Loan 3.692% due 02/13/13	1,825		1,676
Hong Kong Treasury Bill Series 91 Zero coupon due 05/22/13 (ž)	14,500		1,868
JET Equipment Trust Series 94-A 9.410% due 06/15/13 (Þ)	616		570
Mexico Cetes Series BI Zero coupon due 05/09/13	11,860		98
Monetary Regulation Bills Zero coupon due 01/31/14	2,828		147
Nigeria Treasury Bills Zero coupon due 09/26/13 (ž)	419,000		2,521
Nortel Networks, Ltd. 10.125% due 07/15/13	260		294
Patriot Coal Corp. DIP First-out Term Loan 9.250% due 10/04/13 (Ê)	670		653
Philippine Treasury Bills Zero coupon due 06/05/13 (ž)	35,610		865
Qwest Corp. 3.530% due 06/15/13 (Ê)	2,200		2,206
Russell U.S. Cash Management Fund	279,938,957	(¥)	279,939
Springleaf Finance Corp. Term Loan Series REGS 4.125% due 11/29/13	500		659
Turkey Government Bond Zero coupon due 05/15/13	3,099		1,725
United States Treasury Bills 0.061% due 05/23/13 (ç)(ž)	4,000		4,000
0.091% due 06/20/13 (ç)(Û)(ž)	5,130		7,499
0.091% due 06/20/13	2,000		2,000
0.093% due 06/20/13	700		700
0.096% due 06/20/13	2,600		2,600
0.099% due 06/20/13	700		700
0.101% due 06/20/13	620		620
0.102% due 06/20/13	2,700		2,700
0.105% due 06/20/13	5,000		4,999
0.046% due 07/25/13 (ž)	7,500		7,499
0.114% due 08/15/13 (Û)(ž)	15,000		14,997
0.112% due 09/19/13 (ž)	10,000		9,997
0.086% due 10/17/13 (ž)	1,200		1,199

	Notional Amount	Fair Value $
0.139% due 01/09/14 (ž)	875	874
0.145% due 01/09/14	5,277	5,274
0.127% due 02/06/14 (ž)	1,900	1,899
0.150% due 03/06/14 (ž)	675	674
0.140% due 04/03/14 (ž)	1,300	1,299
United States Treasury Notes 1.750% due 01/31/14	100	101
0.250% due 03/31/14	1,200	1,201
1.250% due 04/15/14	800	809
0.250% due 04/30/14	10,400	10,411
1.875% due 04/30/14	4,600	4,678

Total Short-Term Investments (cost $373,084)		388,338

Repurchase Agreements - 1.7%
Agreement with Deutsche Bank Securities, Inc. and State Street Bank (Tri-Party) of $9,100 dated April 30, 2013 at 0.160% to be repurchased at $9,100 on May 1, 2013 collateralized by: $9,457 par various United States Treasury Obligations, valued at $9,200.	9,100	9,100
Agreement with J.P. Morgan Securities Inc. and State Street Bank (Tri-Party) of $400 dated April 30, 2013 at 0.160% to be repurchased at $400 on May 1, 2013 collateralized by: $386 par various United States Treasury Obligations, valued at $405.	400	400
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $465 dated April 2, 2013 at (0.120%) to be repurchased at $465 on June 4, 2013 collateralized by: $300 par various Sovereign Bonds, valued at $482. (Å)	465	465
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $1,406 dated April 30, 2013 at (0.150%) to be repurchased at $1,406 on July 3, 2013 collateralized by: $862 par various Sovereign Bonds, valued at $1,384. (Å)	1,406	1,406
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $1,619 dated April 2, 2013 at (0.090%) to be repurchased at $1,619 on June 4, 2013 collateralized by: $1,045 par various Sovereign Bonds, valued at $1,617. (Å)	1,619	1,619
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $829 dated April 2, 2013 at (0.110%) to be repurchased at $829 on June 4, 2013 collateralized by: $537 par various Sovereign Bonds, valued at $828. (Å)	829	829

454	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Fair Value $

Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $214 dated April 3, 2013 at 0.250% to be repurchased at $214 on July 5, 2013 collateralized by: $125 par various Sovereign Bonds, valued at $218. (Å)		214	214

Total Repurchase Agreements (cost $13,955)			14,033

Total Investments - 99.3% (identified cost $803,803)			847,743

Securities Sold Short - (6.3)%
Long-Term Investments - (0.5)%
Non-US Bonds - (0.5)%
France Government Bond 4.000% due 10/25/38	EUR	(1,162)	(1,865)
France Government Bond OAT 3.750% due 10/25/19	EUR	(1,045)	(1,616)
Kingdom of Belgium 3.750% due 09/28/20	EUR	(537)	(828)

Total Long-Term Investments (proceeds $3,996)			(4,309)

Common Stocks - (4.8)%
Consumer Discretionary - (1.6)%
CBS Corp. Class B		(2,765)	(127)
Coach, Inc.		(709)	(42)
Comcast Corp. Class A		(3,747)	(147)
CyberAgent, Inc.		(437)	(855)
Fast Retailing Co., Ltd.		(2,600)	(952)
Gap, Inc. (The)		(1,873)	(71)
GateHouse Media, Inc. Class A (Æ)		(14,265)	(1,032)
Honda Motor Co., Ltd.		(37,900)	(1,506)
Konica Minolta, Inc.		(126,000)	(891)
Liberty Global, Inc. (Æ)		(10,652)	(721)
Lowe’s Cos., Inc.		(12,500)	(480)
Minebea Co., Ltd.		(282,000)	(900)
Murata Manufacturing Co., Ltd.		(11,600)	(944)
Nikon Corp.		(41,200)	(895)
Nissan Motor Co., Ltd.		(138,500)	(1,443)
OfficeMax, Inc.		(48,929)	(563)
Steven Madden, Ltd. (Æ)		(2,248)	(109)
True Religion Apparel, Inc.		(2,795)	(76)
Yamaha Motor Co., Ltd.		(92,900)	(1,294)
Yaskawa Electric Corp.		(76,000)	(927)

			(13,975)

Consumer Staples - (0.2)%
Fancl Corp.		(43,500)	(475)
Lorillard, Inc.		(9,863)	(423)
Yakult Honsha Co., Ltd.		(19,300)	(840)

			(1,738)

	Notional Amount	Fair Value $
Energy - (0.3)%
ConocoPhillips	(2,217)	(134)
Exxon Mobil Corp.	(30,371)	(2,703)
Uranium One, Inc. (Æ)	(37,512)	(104)

		(2,941)

Financial Services - (0.5)%
IntercontinentalExchange, Inc. (Æ)	(13,528)	(2,204)
Markel Corp. (Æ)	(1,421)	(762)
PacWest Bancorp	(7,883)	(219)
4SCBT Financial Corp.	(15,013)	(717)
US Bancorp	(9,116)	(304)

		(4,206)

Health Care - (0.3)%
Aetna, Inc.	(24,134)	(1,386)
Bristol-Myers Squibb Co.	(2,217)	(88)
Cynosure, Inc. Class A (Æ)	(1,976)	(51)
Elan Corp. PLC - ADR (Æ)	(18,368)	(215)
Select Medical Holdings Corp.	(3,913)	(33)
Takeda Pharmaceutical Co., Ltd.	(16,400)	(900)

		(2,673)

Materials and Processing - (0.5)%
Coeur d’Alene Mines Corp. (Æ)	(11,997)	(183)
Freeport-McMoRan Copper & Gold, Inc.	(13,836)	(421)
Glencore International PLC	(126,448)	(623)
JSR Corp.	(66,300)	(1,525)
Mitsubishi Chemical Holdings Corp.	(287,000)	(1,396)
Osisko Mining Corp. (Æ)(Þ)	(41,389)	(263)

		(4,411)

Producer Durables - (0.6)%
CNH Global NV	(2,657)	(109)
Colfax Corp. (Æ)	(3,493)	(163)
Hirose Electric Co., Ltd.	(6,400)	(919)
Hitachi Construction Machinery Co., Ltd.	(68,100)	(1,615)
Kubota Corp.	(62,000)	(888)
Mitsubishi Heavy Industries, Ltd.	(131,000)	(902)
Seiko Epson Corp.	(39,300)	(368)

		(4,964)

Technology - (0.4)%
Ibiden Co., Ltd.	(52,600)	(920)
Renesas Electronics Corp. (Æ)	(83,500)	(243)
Rohm Co., Ltd.	(25,000)	(881)
Ryosan Co., Ltd.	(24,100)	(436)
Sharp Corp. (Æ)	(259,000)	(898)

		(3,378)

Utilities - (0.4)%
AT&T, Inc.	(1,522)	(57)
Bonterra Energy Corp. (Þ)	(12,894)	(633)
El Paso Electric Co.	(1,149)	(43)
Kansai Electric Power Co., Inc. (The)	(73,500)	(896)

Russell Multi-Strategy Alternative Fund	455

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount	Fair Value $

Laclede Group, Inc. (The)	(24,192)	(1,130)
Linn Co. LLC	(1,810)	(77)
Linn Energy LLC	(2,007)	(77)
UIL Holdings Corp.	(1,005)	(42)

		(2,955)

Total Common Stocks (proceeds $38,661)		(41,241)

Investments in Other Funds - (0.4)%
iShares Barclays 20+ Year Treasury Bond Fund	(10,139)	(1,247)
iShares Barclays 7-10 Year Treasury Bond Fund	(12,985)	(1,413)
SPDR S&P Retail ETF	(5,173)	(380)
United States Brent Oil Fund, LP	(7,952)	(613)

Total Investments in Other Funds (proceeds $3,651)		(3,653)

Repurchase Agreements - (0.6)%
Agreement with Barclays Capital and State Street Bank (Tri-Party) of $4,898 dated April 29, 2013 at (0.170%) to be repurchased at $4,898 on May 16, 2013 collateralized by: EURO 3,567 par various Sovereign Bonds, valued at $4,857.	(4,908)	(4,898)

Total Repurchase Agreements (proceeds $4,833)		(4,898)

Total Securities Sold Short (proceeds $51,141)		(54,101)

Other Assets and Liabilities, Net - 7.0%		60,390

Net Assets - 100.0%		854,032

See accompanying notes which are an integral part of the financial statements.

456	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date		Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

2.0%
313 Group, Inc.	04/08/13		375,000	104.74	393	395
313 Group, Inc.	04/08/13		360,000	99.88	359	363
ACAS CLO 2012-1, Ltd.	04/17/13		250,000	100.55	251	252
Avalon IV Capital, Ltd.	04/16/13		250,000	100.66	252	252
Continental Resources, Inc.	04/02/13		630,000	100.00	630	672
CST Brands, Inc.	04/25/13		45,000	100.00	45	46
Dryden XXIV Senior Loan Fund LLC	09/25/12		480,000	97.10	466	485
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.	11/05/12		480,000	115.48	554	550
Fannie Mae Aces	01/23/13		18,895,339	6.98	1,319	1,318
Groupe Agta Record	09/06/12		12,664	35.87	454	471
JMP Credit Advisors CLO, Ltd.	04/03/13		250,000	91.00	227	228
McClatchy Co. (The)	04/29/13		125,000	110.38	138	138
New Zealand Government Bond	02/07/13	NZD	1,700,000	88.39	1,503	1,614
Nokia Siemens Networks Finance BV	03/22/13	EUR	275,000	129.85	357	382
Nokia Siemens Networks Finance BV	03/22/13	EUR	355,000	129.85	461	495
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $465 dated April 2, 2013 at (0.120%) to be repurchased at $465 on June 4, 2013 collateralized by: $300 par various Sovereign Bonds, valued at $482.	04/02/13		364,218	128.16	472	465
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $1,406 dated April 2, 2013 at (0.120%) to be repurchased at $1,406 on June 4, 2013 collateralized by: $862 par various Sovereign Bonds, valued at $1,384.	04/02/13		1,062,427	128.16	1,377	1,406
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $1,619 dated April 2, 2013 at (0.120%) to be repurchased at $1,619 on June 4, 2013 collateralized by: $1,045 par various Sovereign Bonds, valued at $1,617.	04/02/13		1,223,378	128.16	1,585	1,619
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $829 dated April 2, 2013 at (0.120%) to be repurchased at $829 on June 4, 2013 collateralized by: $537 par various Sovereign Bonds, valued at $828.	04/02/13		629,364	128.16	807	829
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $214 dated April 2, 2013 at (0.120%) to be repurchased at $214 on June 4, 2013 collateralized by: $125 par various Sovereign Bonds, valued at $218.	04/03/13		214,250	100.00	214	214
Sabine Pass Liquefaction LLC	04/10/13		880,000	101.25	891	904
Softbank Corp.	04/18/13		600,000	100.00	600	622
Sound Point CLO II, Ltd.	03/01/13		280,000	95.08	266	271
Spencer Spirit Holdings, Inc.	04/25/13		285,000	98.00	279	287
USB Realty Corp.	08/24/12		1,700,000	84.49	1,436	1,517
Wachovia Bank Commercial Mortgage Trust	03/27/13		1,000,000	96.52	965	967

						16,762

For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	457

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Aluminum HG Futures	6	USD	279	06/13	(7)
Aluminum HG Futures	2	USD	93	07/13	(1)
Amsterdam Index Futures (Netherlands)	15	EUR	1,042	05/13	16
ASX SPI 200 Index Futures (Australia)	51	AUD	6,589	06/13	222
Australia 90 Day Bank Bill Futures (Australia ASX)	111	AUD	110,236	06/13	17
Australia Government 10 Year Treasury Bond Futures (Australia SFE)	34	AUD	4,247	06/13	73
Australia Government 3 Year Treasury Bond Futures (Australia SFE)	44	AUD	4,836	06/13	17
Australian Dollar Currency Futures	37	USD	3,820	06/13	10
Bovespa Index Futures (Brazil)	20	BRL	1,083	06/13	—
Brent Crude Oil Futures	4	USD	409	05/13	(22)
Brent Crude Oil Futures	1	USD	102	06/13	—
CAC 40 Index Futures (France)	29	EUR	1,102	05/13	45
Canada Government 10 Year Bond Futures (Canada)	143	CAD	19,554	06/13	265
Canadian Dollar Currency Futures	25	USD	2,478	06/13	38
Canola Futures	228	CAD	2,479	07/13	(17)
Canola Futures	47	CAD	515	11/13	(5)
Cocoa Futures	1	USD	24	07/13	1
Coffee Futures	—	USD	51	07/13	—
Copper LME Futures	6	USD	1,056	06/13	(92)
Corn Futures	61	USD	1,983	07/13	(220)
Corn Futures	45	USD	1,253	12/13	(183)
Cotton No. 2 Futures	52	USD	2,274	07/13	12
DAX Index Futures (Germany)	8	EUR	1,584	06/13	14
DJIA Mini Index Futures (Australia)	34	USD	2,511	06/13	60
Euribor Futures (Germany)	39	EUR	9,717	12/14	13
Euro Currency Futures (Germany)	38	USD	6,254	06/13	17
EURO STOXX 50 Index Futures (EMU)	19	EUR	507	06/13	9
Euro-Bobl Futures (Germany)	187	EUR	23,699	06/13	19
Euro-Bund Futures (Germany)	169	EUR	24,772	06/13	334
Euro-Buxl 30 Year Bond Futures (Germany)	13	EUR	1,802	06/13	61
Eurodollar Futures (CME)	23	USD	5,733	09/13	1
Eurodollar Futures (CME)	829	USD	206,608	12/13	121
Eurodollar Futures (CME)	18	USD	4,485	03/14	1
Eurodollar Futures (CME)	21	USD	5,231	06/14	2
Eurodollar Futures (CME)	24	USD	5,977	09/14	3
Eurodollar Futures (CME)	28	USD	6,969	12/14	4
Eurodollar Futures (CME)	32	USD	7,960	03/15	6
Euro-Schatz Futures (Germany)	111	EUR	12,293	06/13	(1)
Frozen Concentrated Orange Juice Futures	66	USD	1,390	07/13	(67)
FTSE 100 Index Futures (United Kingdom)	35	GBP	2,234	06/13	(11)
FTSE JSE Top 40 Index Futures (South Aftrica)	41	ZAR	14,045	06/13	(24)
FTSE MIB Index Futures (Italy)	5	EUR	414	06/13	10
Gasoline RBOB Futures	13	USD	1,530	05/13	(132)
Gasoline RBOB Futures	27	USD	3,157	06/13	(39)
Gold 100 Oz. Futures	8	USD	1,178	06/13	(35)
Hang Seng Index Futures (Hong Kong)	20	HKD	22,604	05/13	49
Henry Hub Natural Gas Futures	131	USD	1,422	05/13	126
Henry Hub Natural Gas Futures	5	USD	55	06/13	—
Henry Hub Natural Gas Futures	120	USD	1,372	11/16	(17)
H-shares Index Futures (Hong Kong)	2	HKD	1,087	05/13	1
IBEX 35 Index Futures (Spain)	8	EUR	673	05/13	17
Japan Government 10 Year Bond Futures (TSE) (Japan)	9	JPY	1,300,770	06/13	(19)
Japan Government Mini-10 Year Bond Futures (TSE) (Japan)	145	JPY	2,096,845	06/13	(71)

See accompanying notes which are an integral part of the financial statements.

458	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Lead Futures	1	USD	51	06/13	(6)
Live Cattle Futures	12	USD	585	06/13	(6)
Live Cattle Futures	7	USD	343	08/13	(14)
Live Cattle Futures	50	USD	2,519	10/13	(89)
Mexican Currency Futures	74	USD	3,037	06/13	38
MSCI Singapore IX ETS Futures (Singapore)	28	SGD	2,129	05/13	33
MSCI Taiwan Index Futures (Taiwan)	87	USD	2,545	05/13	32
NASDAQ 100 E-Mini Index Futures (CME)	21	USD	1,210	06/13	19
Natural Gas Futures	45	USD	1,954	05/13	21
Natural Gas Futures	45	USD	1,977	06/13	380
Nickel Futures	1	USD	92	06/13	(7)
NIKKEI 225 Index Futures (OSE) (Japan)	2	JPY	27,760	06/13	34
NIKKEI 225 Index Futures (SGX) (Japan)	154	JPY	1,067,990	06/13	784
Palladium Futures	22	USD	1,535	06/13	(53)
Platinum Futures	15	USD	1,130	07/13	(59)
RBOB Gasoline Futures	3	USD	353	05/13	(12)
RTS Index Futures (Russia)	86	USD	236	06/13	(20)
Russell 2000 Mini Index Futures (CME)	22	USD	2,079	06/13	19
S&P 500 E-Mini Index Futures (CME)	290	USD	23,087	06/13	605
S&P Midcap 400 E-Mini Index Futures (CME)	19	USD	2,200	06/13	49
S&P TSE 60 Index Futures (Canada)	2	CAD	284	06/13	(10)
SGX CNX Nifty Index Futures	51	USD	604	05/13	3
Soybean Futures	22	USD	1,679	07/13	5
Soybean Meal Futures	12	USD	497	07/13	26
Sugar 11 Futures	50	USD	986	06/13	(31)
Swiss Franc Currency Futures	26	USD	3,499	06/13	51
Swiss Market Index Futures (Switzerland)	31	CHF	2,442	06/13	111
Three Month Aluminum Futures	8	USD	368	05/13	(52)
Three Month Aluminum Futures	1	USD	46	06/13	(3)
Three Month Aluminum Futures	7	USD	326	07/13	(4)
Three Month Canada Bankers Acceptance Futures (Canada)	140	CAD	34,563	09/13	1
Three Month Canada Bankers Acceptance Futures (Canada)	9	CAD	2,222	12/13	—
Three Month Copper Futures	4	USD	703	05/13	(87)
Three Month Copper Futures	3	USD	528	06/13	(51)
Three Month Copper Futures	4	USD	705	07/13	(32)
Three Month Euribor Interest Rate Futures (Germany)	45	EUR	11,229	09/13	4
Three Month Euribor Interest Rate Futures (Germany)	457	EUR	114,010	12/13	3
Three Month Euribor Interest Rate Futures (Germany)	38	EUR	9,478	03/14	5
Three Month Euribor Interest Rate Futures (Germany)	40	EUR	9,974	06/14	9
Three Month Euribor Interest Rate Futures (Germany)	40	EUR	9,970	09/14	12
Three Month Euribor Interest Rate Futures (Germany)	38	EUR	9,464	03/15	14
Three Month Nickel Futures	3	USD	276	05/13	(32)
Three Month Nickel Futures	2	USD	184	06/13	(15)
Three Month Nickel Futures	2	USD	185	07/13	(2)
Three Month Sterling Interest Rate Futures (United Kingdom)	32	GBP	3,981	09/13	—
Three Month Sterling Interest Rate Futures (United Kingdom)	452	GBP	56,229	12/13	(19)
Three Month Sterling Interest Rate Futures (United Kingdom)	40	GBP	4,976	03/14	(1)
Three Month Sterling Interest Rate Futures (United Kingdom)	45	GBP	5,598	06/14	2
Three Month Sterling Interest Rate Futures (United Kingdom)	49	GBP	6,094	09/14	3
Three Month Sterling Interest Rate Futures (United Kingdom)	52	GBP	6,466	12/14	6
Three Month Sterling Interest Rate Futures (United Kingdom)	54	GBP	6,712	03/15	4
Three Month Zinc Futures	4	USD	184	05/13	(28)
Three Month Zinc Futures	22	USD	1,020	06/13	(59)
Three Month Zinc Futures	6	USD	279	07/13	(3)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	459

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Three Month Copper LME Futures	1	USD	176	06/13	(18)
TOPIX Index Futures (Japan)	17	JPY	198,390	06/13	242
United Kingdom Long Gilt Bond Futures (United Kingdom)	57	GBP	6,841	06/13	222
United States Treasury 30 Year Bond Futures	24	USD	3,561	06/13	60
United States Treasury 2 Year Note Futures	468	USD	103,253	06/13	63
United States Treasury 5 Year Note Futures	212	USD	26,424	06/13	65
United States Treasury 10 Year Note Futures	281	USD	37,474	06/13	372
Wheat Futures	2	USD	73	07/13	—
WTI Bullet Financial Sector Futures	5	USD	467	05/13	(4)
WTI Bullet Financial Sector Futures	1	USD	94	06/13	—
Zinc Futures	20	USD	920	05/13	(2)
Zinc Futures	14	USD	650	06/13	(58)

Short Positions
Aluminum HG Futures	333	USD	1,532	06/13	91
Aluminum HG Futures	2	USD	93	07/13	1
British Pound Currency Futures	25	USD	2,426	06/13	(44)
Bursa Crude Palm Oil Futures	45	MYR	2,572	07/13	4
CAC 40 Index Futures (France)	10	EUR	380	05/13	(22)
Cocoa Futures	4	USD	332	07/13	(22)
Coffee Futures	44	USD	2,229	07/13	53
Copper High Grade Futures	11	USD	877	07/13	13
Copper LME Futures	8	USD	1,409	06/13	99
Corn Futures	44	USD	1,430	07/13	(50)
Euribor 2 Year Mid-Curve Futures (Germany)	177	EUR	42	05/13	(18)
Euro Currency Futures (Germany)	61	USD	10,039	06/13	(122)
EURO STOXX 50 Index Futures (EMU)	111	EUR	2,963	06/13	(108)
Euro-Bobl Futures (Germany)	10	EUR	1,267	06/13	(11)
Eurobor 2 Year Mid-Curve Futures (Germany)	177	EUR	7	05/13	13
Eurobor 3 Year Mid-Curve Futures (Germany)	150	EUR	4	05/13	33
Euro-Bund Futures (Germany)	1	EUR	147	06/13	—
Eurodollar Futures (CME)	24	USD	5,979	06/14	(5)
Eurodollar Futures (CME)	53	USD	13,198	09/14	(15)
Eurodollar Futures (CME)	53	USD	13,192	12/14	(19)
Eurodollar Futures (CME)	53	USD	13,184	03/15	(22)
Eurodollar Futures (CME)	53	USD	13,175	06/15	(25)
Eurodollar Futures (CME)	53	USD	13,164	09/15	(28)
Eurodollar Futures (CME)	53	USD	13,150	12/15	(31)
Eurodollar Futures (CME)	53	USD	13,134	03/16	(30)
Eurodollar Futures (CME)	30	USD	7,424	06/16	(9)
European Gasoil (ICE) Futures	6	USD	507	05/13	(6)
European Gasoil (ICE) Futures	3	USD	255	06/13	—
Euro-Schatz Futures (Germany)	7	EUR	775	06/13	(1)
Gas Oil Futures	23	USD	1,954	06/13	80
Gold 100 Oz. Futures	9	USD	1,325	06/13	121
Heating Oil Futures	23	USD	2,743	05/13	34
Interest Rate Swap 10 Year Futures	3	USD	303	06/13	—
Japan Government 10 Year Bond Futures (TSE) (Japan)	1	JPY	144,530	06/13	3
Japanese Yen Currency Futures	96	USD	12,310	06/13	155
KOSPI 200 Index Futures (South Korea)	4	KRW	514,300	06/13	(8)
Lean Hogs Futures	44	USD	1,629	06/13	(31)
Light Sweet Crude E-Mini Futures	1	USD	47	05/13	—
Light Sweet Crude Oil Futures	9	USD	841	05/13	(10)
Light Sweet Crude Oil Futures	12	USD	1,124	06/13	(26)
Live Cattle Futures	44	USD	2,145	06/13	11

See accompanying notes which are an integral part of the financial statements.

460	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Nickel Futures	12	USD	1,106	06/13	37
NYMEX Heating Oil Futures	6	USD	716	05/13	(8)
NYMEX Heating Oil Futures	2	USD	239	06/13	—
Platinum Futures	1	USD	75	07/13	(5)
RBOB Gasoline Futures	1	USD	117	06/13	—
S&P 500 E-Mini Index Futures (CME)	22	USD	1,751	06/13	(21)
Silver Futures	4	USD	484	07/13	(13)
Soybean Futures	10	USD	670	08/13	(24)
Soybean Futures	5	USD	316	09/13	11
Soybean Oil Futures	59	USD	1,742	07/13	10
Sugar 11 Futures	110	USD	2,168	06/13	10
Three Month Aluminum Futures	8	USD	368	05/13	51
Three Month Aluminum Futures	1	USD	46	06/13	3
Three Month Aluminum Futures	5	USD	233	07/13	4
Three Month Canada Bankers Acceptance Futures (Canada)	2	CAD	494	09/13	—
Three Month Canada Bankers Acceptance Futures (Canada)	124	CAD	30,613	06/14	(7)
Three Month Copper Futures	4	USD	703	05/13	88
Three Month Copper Futures	3	USD	528	06/13	54
Three Month Copper Futures	4	USD	705	07/13	33
Three Month EuroSwiss Interest Rate Futures (Switzerland)	182	CHF	45,505	09/13	8
Three Month EuroSwiss Interest Rate Futures (Switzerland)	1	CHF	250	12/13	—
Three Month Nickel Futures	3	USD	276	05/13	33
Three Month Nickel Futures	2	USD	184	06/13	15
Three Month Nickel Futures	2	USD	185	07/13	(1)
Three Month Zinc Futures	4	USD	184	05/13	28
Three Month Zinc Futures	22	USD	1,020	06/13	59
Three Month Zinc Futures	6	USD	279	07/13	3
Three Monthy Copper LME Futures	1	USD	176	06/13	18
United States Treasury 30 Year Bond Futures	108	USD	16,025	06/13	(479)
United States Treasury 10 Year Note Futures	32	USD	4,268	06/13	—
Wheat Futures	16	USD	585	07/13	(25)
Zinc Futures	20	USD	920	05/13	65
Zinc Futures	33	USD	1,531	06/13	74

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,210

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	461

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Commonwealth REIT	Put	46	20.00	USD	5	05/18/13	(1)
Cross Currency Options	Call	1	12.35	USD	2,000	05/29/13	(3)
Cross Currency Options	Call	2	1.33	EUR	1,800	06/18/13	(18)
Cross Currency Options	Call	1	2.03	USD	2,000	07/01/13	(22)
Cross Currency Options	Put	2	1.23	EUR	1,800	06/18/13	(1)
Cross Currency Options	Put	1	120.00	KRW	1,120,000	06/14/13	(6)
Cross Currency Options	Put	1	120.00	KRW	1,436,960	06/18/13	(8)
EURO STOXX 50 Index	Call	200	2,700.00	EUR	2	05/17/13	(90)
EURO STOXX 50 Index	Call	100	2,400.00	EUR	1	06/21/13	(371)
EURO STOXX 50 Index	Call	17	2,600.00	EUR	—	06/21/13	(26)
EURO STOXX 50 Index	Call	120	2,700.00	EUR	1	06/21/13	(94)
EURO STOXX 50 Index	Call	234	2,800.00	EUR	2	12/20/13	(288)
EURO STOXX 50 Index	Put	92	2,400.00	EUR	1	05/17/13	(2)
EURO STOXX 50 Index	Put	65	2,500.00	EUR	1	05/17/13	(4)
EURO STOXX 50 Index	Put	300	2,000.00	EUR	3	06/21/13	(4)
EURO STOXX 50 Index	Put	517	2,200.00	EUR	5	06/21/13	(23)
EURO STOXX 50 Index	Put	68	2,700.00	EUR	1	06/21/13	(82)
EURO STOXX 50 Index	Put	250	1,800.00	EUR	3	06/21/13	(2)
EURO STOXX 50 Index	Put	205	2,000.00	EUR	2	12/20/13	(58)
EURO STOXX 50 Index	Put	175	2,200.00	EUR	2	12/20/13	(96)
EURO STOXX 50 Index	Put	200	1,800.00	EUR	2	12/20/13	(28)
EURO STOXX 50 Index	Put	143	2,000.00	EUR	1	06/20/14	(102)
Fossil Inc.	Call	22	95.00	USD	2	05/18/13	(16)
S&P 500 Index	Call	853	1,550.00	USD	85	05/18/13	(4,069)
S&P 500 Index	Call	23	1,575.00	USD	2	05/18/13	(70)
S&P 500 Index	Call	19	1,600.00	USD	2	05/18/13	(26)
S&P 500 Index	Call	62	1,450.00	USD	6	06/22/13	(901)
S&P 500 Index	Call	39	1,500.00	USD	4	12/21/13	(490)
S&P 500 Index	Call	18	1,550.00	USD	2	06/21/14	(209)
S&P 500 Index	Put	67	1,450.00	USD	7	05/18/13	(4)
S&P 500 Index	Put	67	1,500.00	USD	7	05/18/13	(10)
S&P 500 Index	Put	67	1,250.00	USD	7	06/22/13	(3)
S&P 500 Index	Put	141	1,350.00	USD	14	06/22/13	(18)
S&P 500 Index	Put	37	1,400.00	USD	4	06/22/13	(10)
S&P 500 Index	Put	190	1,100.00	USD	19	12/21/13	(85)
S&P 500 Index	Put	178	1,200.00	USD	18	12/21/13	(148)
S&P 500 Index	Put	158	1,150.00	USD	16	06/21/14	(282)
S&P 500 Index	Put	35	1,200.00	USD	4	12/20/14	(135)
SGX NIKKEI Futures	Call	150	14,000.00	JPY	75	05/09/13	(115)
SGX NIKKEI Futures	Call	70	14,250.00	JPY	35	05/09/13	(28)
SGX NIKKEI Futures	Call	200	11,000.00	JPY	100	06/13/13	(2,955)
SGX NIKKEI Futures	Call	200	25,000.00	JPY	100	06/13/13	(1,656)
SGX NIKKEI Futures	Call	300	23,000.00	JPY	150	12/12/13	(3,731)
SGX NIKKEI Futures	Call	114	10,500.00	JPY	57	12/12/13	(1,991)
SGX NIKKEI Futures	Put	220	8,000.00	JPY	110	06/13/13	—
SGX NIKKEI Futures	Put	85	12,750.00	JPY	43	06/13/13	(56)
SGX NIKKEI Futures	Put	468	17,000.00	JPY	234	12/12/13	(11)
SGX NIKKEI Futures	Put	250	10,500.00	JPY	125	06/12/14	(308)

Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 3.000%	Call	1	0.00		2,200	08/28/13	(9)
USD 3 Month LIBOR/USD 3.150%	Call	1	0.00		3,600	05/06/13	(1)
USD 3 Month LIBOR/USD 3.150%	Call	1	0.00		2,000	05/10/13	(2)
USD 3 Month LIBOR/USD 3.150%	Call	1	0.00		2,000	05/15/13	(3)

See accompanying notes which are an integral part of the financial statements.

462	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount	Expiration Date	Fair Value $

USD 3 Month LIBOR/USD 3.200%	Call	1	0.00	2,200	08/28/13	(15)
USD 3 Month LIBOR/USD 3.250%	Call	1	0.00	10,000	06/28/13	(59)
USD 3 Month LIBOR/USD 3.300%	Call	3	0.00	4,900	05/06/13	(14)
USD 3 Month LIBOR/USD 3.300%	Call	1	0.00	3,100	07/02/13	(22)
USD 3.720%/USD 3 Month LIBOR	Put	1	0.00	2,000	05/10/13	—
USD 3.720%/USD 3 Month LIBOR	Put	1	0.00	2,000	05/15/13	—
USD 3.800%/USD 3 Month LIBOR	Put	1	0.00	10,000	06/28/13	(8)
USD 3.830%/USD 3 Month LIBOR	Put	1	0.00	3,100	07/02/13	(2)
USD 3.860%/USD 3 Month LIBOR	Put	2	0.00	1,300	05/06/13	—

Total Liability for Options Written (premiums received $10,843)						(18,791)

Transactions in options written contracts for the period ended April 30, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	2,732	$2,722
Opened	14,637	27,459
Closed	(8,226)	(18,580)
Expired	(2,354)	(758)

Outstanding April 30, 2013	6,789	$10,843

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	463

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	56	COP	101,002	05/20/13	(1)
Bank of America	USD	58	COP	104,573	05/20/13	(1)
Bank of America	USD	58	COP	104,904	05/20/13	(1)
Bank of America	USD	60	COP	109,200	05/20/13	(1)
Bank of America	USD	42	EUR	33	05/20/13	1
Bank of America	USD	300	EUR	231	05/20/13	4
Bank of America	USD	462	EUR	356	05/20/13	6
Bank of America	USD	768	EUR	586	06/10/13	4
Bank of America	USD	351	IDR	3,421,504	05/07/13	—
Bank of America	USD	385	PEN	1,000	06/17/13	(8)
Bank of America	USD	162	RUB	5,100	06/14/13	1
Bank of America	EUR	677	RON	3,000	07/15/13	15
Bank of America	EUR	586	USD	768	05/02/13	(4)
Bank of America	EUR	75	USD	97	05/20/13	(1)
Bank of America	EUR	104	USD	135	05/20/13	(1)
Bank of America	EUR	1,622	USD	2,165	05/20/13	29
Bank of America	EUR	2,988	USD	3,885	06/10/13	(52)
Bank of America	NZD	1,812	USD	1,519	05/23/13	(32)
Bank of America	PEN	1,073	USD	407	05/08/13	2
Bank of America	ZAR	2,107	USD	233	06/07/13	—
Bank of America	ZAR	8,730	USD	943	06/07/13	(25)
Barclays Bank PLC	USD	52	AUD	50	05/23/13	—
Barclays Bank PLC	GBP	1,705	USD	2,565	06/12/13	(83)
BNP Paribas SA	USD	438	AUD	424	05/01/13	1
BNP Paribas SA	USD	7,195	EUR	5,537	05/02/13	97
BNP Paribas SA	EUR	1,794	USD	2,306	05/02/13	(56)
BNP Paribas SA	EUR	3,659	USD	4,678	05/02/13	(141)
BNP Paribas SA	EUR	5,537	USD	7,197	06/04/13	(97)
Citibank	USD	92	AUD	90	05/23/13	1
Citibank	USD	60	EUR	46	06/17/13	1
Citibank	USD	172	EUR	133	06/17/13	3
Citibank	EUR	930	USD	1,218	05/02/13	(7)
Credit Suisse	USD	155	RUB	5,010	12/16/13	1
Credit Suisse First Boston	USD	767	EUR	586	05/02/13	4
Credit Suisse First Boston	EUR	850	SEK	7,346	05/13/13	13
Credit Suisse First Boston	GBP	312	USD	483	05/01/13	(1)
Credit Suisse First Boston	GBP	20	USD	31	06/12/13	—
Credit Suisse First Boston	HUF	233,300	EUR	776	07/15/13	3
Deutsche Bank AG	USD	2,197	CNH	13,611	06/24/13	7
Deutsche Bank AG	USD	366	CNH	2,270	07/22/13	1
Deutsche Bank AG	USD	239	INR	13,105	05/15/13	4
Deutsche Bank AG	USD	489	INR	26,940	05/22/13	9
Deutsche Bank AG	USD	291	INR	16,000	07/31/13	1
Deutsche Bank AG	USD	2,156	KRW	2,458,338	05/13/13	75
Deutsche Bank AG	USD	509	PEN	1,307	05/08/13	(14)
Deutsche Bank AG	CLP	72,677	USD	151	05/23/13	(3)
Deutsche Bank AG	EUR	905	NOK	6,929	07/31/13	5
Deutsche Bank AG	HRK	915	EUR	119	04/02/14	(1)
Deutsche Bank AG	IDR	3,421,504	USD	350	05/07/13	(1)
Deutsche Bank AG	JPY	29,624	USD	303	05/13/13	(1)
Deutsche Bank AG	JPY	99,308	USD	1,012	05/13/13	(7)
Deutsche Bank AG	SEK	1,213	EUR	141	05/13/13	(1)
Goldman Sachs	USD	332	AUD	322	05/01/13	3

See accompanying notes which are an integral part of the financial statements.

464	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Goldman Sachs	USD	1,793	AUD	1,734	05/03/13	4
Goldman Sachs	USD	21	CAD	21	05/03/13	—
Goldman Sachs	USD	37	CAD	38	05/03/13	1
Goldman Sachs	USD	81	CAD	83	05/03/13	1
Goldman Sachs	USD	109	CAD	112	05/03/13	2
Goldman Sachs	USD	145	CAD	147	05/03/13	1
Goldman Sachs	USD	1,263	CAD	1,280	05/03/13	8
Goldman Sachs	USD	141	EUR	108	05/02/13	2
Goldman Sachs	USD	2,140	EUR	1,635	05/03/13	13
Goldman Sachs	USD	484	GBP	312	05/01/13	1
Goldman Sachs	USD	1,027	GBP	663	05/03/13	2
Goldman Sachs	AUD	35	USD	36	05/03/13	—
Goldman Sachs	AUD	67	USD	70	05/03/13	—
Goldman Sachs	AUD	322	USD	332	05/03/13	(3)
Goldman Sachs	AUD	366	USD	383	05/03/13	3
Goldman Sachs	AUD	943	USD	987	05/03/13	10
Goldman Sachs	AUD	1,734	USD	1,789	06/03/13	(9)
Goldman Sachs	CAD	1,682	USD	1,657	05/03/13	(12)
Goldman Sachs	CAD	1,280	USD	1,262	06/03/13	(9)
Goldman Sachs	EUR	55	USD	72	05/03/13	(1)
Goldman Sachs	EUR	58	USD	75	05/03/13	(1)
Goldman Sachs	EUR	58	USD	75	05/03/13	(1)
Goldman Sachs	EUR	74	USD	94	05/03/13	(2)
Goldman Sachs	EUR	82	USD	107	05/03/13	(1)
Goldman Sachs	EUR	103	USD	135	05/03/13	(1)
Goldman Sachs	EUR	108	USD	141	05/03/13	(2)
Goldman Sachs	EUR	111	USD	145	05/03/13	(1)
Goldman Sachs	EUR	222	USD	293	05/03/13	1
Goldman Sachs	EUR	281	USD	368	05/03/13	(2)
Goldman Sachs	EUR	483	USD	620	05/03/13	(16)
Goldman Sachs	EUR	1,635	USD	2,140	06/03/13	(13)
Goldman Sachs	GBP	663	USD	1,003	05/03/13	(26)
Goldman Sachs	GBP	663	USD	1,027	06/03/13	(3)
Goldman Sachs	GBP	312	USD	483	06/10/13	(1)
Goldman Sachs	JPY	25,287	USD	258	05/13/13	(2)
Goldman Sachs	NOK	517	USD	90	05/03/13	1
Goldman Sachs	NOK	3,335	USD	574	05/03/13	(4)
HSBC Bank PLC	USD	104	EUR	80	06/04/13	1
HSBC Bank PLC	EUR	463	USD	601	06/17/13	(9)
HSBC Bank PLC	GBP	522	USD	778	06/12/13	(33)
JPMorgan Chase Bank	USD	438	AUD	424	05/20/13	1
JPMorgan Chase Bank	USD	3,500	BRL	7,025	05/09/13	9
JPMorgan Chase Bank	USD	7,849	EUR	6,000	05/09/13	53
JPMorgan Chase Bank	USD	1,400	MXN	16,959	05/09/13	(4)
JPMorgan Chase Bank	USD	5,000	MXN	62,018	05/09/13	105
JPMorgan Chase Bank	USD	415	NZD	496	06/18/13	8
JPMorgan Chase Bank	USD	328	PHP	13,472	05/31/13	(1)
JPMorgan Chase Bank	USD	2,000	RUB	62,065	05/13/13	(9)
JPMorgan Chase Bank	USD	159	RUB	5,100	09/16/13	1
JPMorgan Chase Bank	USD	1,086	SGD	1,360	06/24/13	18
JPMorgan Chase Bank	USD	109	ZAR	1,021	06/07/13	4
JPMorgan Chase Bank	USD	126	ZAR	1,177	06/07/13	5
JPMorgan Chase Bank	AUD	424	USD	439	05/01/13	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	465

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase Bank	AUD	885	USD	909	05/20/13	(7)
JPMorgan Chase Bank	AUD	95	USD	99	05/23/13	1
JPMorgan Chase Bank	CLP	32,973	USD	69	05/22/13	(1)
JPMorgan Chase Bank	EUR	2,610	USD	3,354	05/02/13	(83)
JPMorgan Chase Bank	EUR	3,000	USD	3,902	05/09/13	(49)
JPMorgan Chase Bank	EUR	3,000	USD	3,938	05/09/13	(13)
JPMorgan Chase Bank	HUF	142,041	EUR	472	07/15/13	2
JPMorgan Chase Bank	INR	20,569	USD	380	05/22/13	(1)
JPMorgan Chase Bank	JPY	22,538	USD	227	05/13/13	(5)
JPMorgan Chase Bank	JPY	121,400	USD	1,241	05/15/13	(5)
JPMorgan Chase Bank	MXN	78,976	USD	6,488	05/09/13	(13)
JPMorgan Chase Bank	NZD	1,210	AUD	1,000	05/03/13	—
JPMorgan Chase Bank	NZD	3,045	AUD	2,500	05/03/13	(18)
JPMorgan Chase Bank	NZD	3,093	USD	2,517	06/18/13	(126)
JPMorgan Chase Bank	RUB	62,065	USD	1,954	05/13/13	(38)
JPMorgan Chase Bank	TRY	430	USD	238	07/17/13	—
JPMorgan Chase Bank	TWD	17,308	USD	581	06/19/13	(6)
Morgan Stanley & Co., Inc.	USD	4,520	EUR	3,456	05/02/13	31
Morgan Stanley & Co., Inc.	USD	372	EUR	284	06/17/13	3
Morgan Stanley & Co., Inc.	BRL	7,025	USD	3,561	05/09/13	52
Royal Bank of Scotland PLC	USD	43	AUD	41	06/19/13	—
Royal Bank of Scotland PLC	USD	73	AUD	71	06/19/13	—
Royal Bank of Scotland PLC	USD	217	AUD	208	06/19/13	(2)
Royal Bank of Scotland PLC	USD	309	AUD	300	06/19/13	1
Royal Bank of Scotland PLC	USD	314	AUD	302	06/19/13	(2)
Royal Bank of Scotland PLC	USD	458	AUD	450	06/19/13	7
Royal Bank of Scotland PLC	USD	474	AUD	460	06/19/13	1
Royal Bank of Scotland PLC	USD	515	AUD	506	06/19/13	7
Royal Bank of Scotland PLC	USD	523	AUD	510	06/19/13	4
Royal Bank of Scotland PLC	USD	734	AUD	708	06/19/13	(3)
Royal Bank of Scotland PLC	USD	800	AUD	782	06/19/13	7
Royal Bank of Scotland PLC	USD	812	AUD	790	06/19/13	4
Royal Bank of Scotland PLC	USD	1,005	AUD	990	06/19/13	17
Royal Bank of Scotland PLC	USD	1,009	AUD	986	06/19/13	9
Royal Bank of Scotland PLC	USD	1,458	AUD	1,416	06/19/13	4
Royal Bank of Scotland PLC	USD	1,560	AUD	1,514	06/19/13	4
Royal Bank of Scotland PLC	USD	1,592	AUD	1,543	06/19/13	2
Royal Bank of Scotland PLC	USD	15	BRL	30	06/19/13	—
Royal Bank of Scotland PLC	USD	45	BRL	90	06/19/13	(1)
Royal Bank of Scotland PLC	USD	51	BRL	100	06/19/13	(1)
Royal Bank of Scotland PLC	USD	60	BRL	120	06/19/13	(1)
Royal Bank of Scotland PLC	USD	75	BRL	150	06/19/13	(1)
Royal Bank of Scotland PLC	USD	85	BRL	170	06/19/13	—
Royal Bank of Scotland PLC	USD	131	BRL	260	06/19/13	(1)
Royal Bank of Scotland PLC	USD	27	CAD	28	06/19/13	1
Royal Bank of Scotland PLC	USD	29	CAD	30	06/19/13	—
Royal Bank of Scotland PLC	USD	85	CAD	87	06/19/13	1
Royal Bank of Scotland PLC	USD	122	CAD	124	06/19/13	1
Royal Bank of Scotland PLC	USD	216	CAD	222	06/19/13	4
Royal Bank of Scotland PLC	USD	254	CAD	258	06/19/13	2
Royal Bank of Scotland PLC	USD	349	CAD	357	06/19/13	5
Royal Bank of Scotland PLC	USD	416	CAD	422	06/19/13	3
Royal Bank of Scotland PLC	USD	419	CAD	428	06/19/13	5

See accompanying notes which are an integral part of the financial statements.

466	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	485	CAD	498	06/19/13	9
Royal Bank of Scotland PLC	USD	554	CAD	566	06/19/13	7
Royal Bank of Scotland PLC	USD	800	CAD	812	06/19/13	6
Royal Bank of Scotland PLC	USD	855	CAD	861	06/19/13	(1)
Royal Bank of Scotland PLC	USD	1,524	CAD	1,551	06/19/13	14
Royal Bank of Scotland PLC	USD	1	CHF	1	06/19/13	—
Royal Bank of Scotland PLC	USD	1	CHF	1	06/19/13	—
Royal Bank of Scotland PLC	USD	60	CHF	57	06/19/13	1
Royal Bank of Scotland PLC	USD	74	CHF	69	06/19/13	—
Royal Bank of Scotland PLC	USD	2	CLP	1,000	06/19/13	—
Royal Bank of Scotland PLC	USD	2	CLP	1,000	06/19/13	—
Royal Bank of Scotland PLC	USD	4	CLP	2,000	06/19/13	—
Royal Bank of Scotland PLC	USD	8	CLP	4,000	06/19/13	—
Royal Bank of Scotland PLC	USD	8	CLP	4,000	06/19/13	—
Royal Bank of Scotland PLC	USD	10	CLP	5,000	06/19/13	—
Royal Bank of Scotland PLC	USD	13	CLP	6,000	06/19/13	—
Royal Bank of Scotland PLC	USD	15	CLP	7,000	06/19/13	—
Royal Bank of Scotland PLC	USD	15	CLP	7,000	06/19/13	—
Royal Bank of Scotland PLC	USD	17	CLP	8,000	06/19/13	—
Royal Bank of Scotland PLC	USD	23	CLP	11,000	06/19/13	—
Royal Bank of Scotland PLC	USD	25	CLP	12,000	06/19/13	—
Royal Bank of Scotland PLC	USD	27	CLP	13,000	06/19/13	—
Royal Bank of Scotland PLC	USD	43	CLP	20,000	06/19/13	—
Royal Bank of Scotland PLC	USD	243	CLP	117,000	06/19/13	4
Royal Bank of Scotland PLC	USD	132	COP	240,000	06/19/13	(1)
Royal Bank of Scotland PLC	USD	133	CZK	2,600	06/19/13	—
Royal Bank of Scotland PLC	USD	343	CZK	6,700	06/19/13	—
Royal Bank of Scotland PLC	USD	2,431	EUR	1,846	05/06/13	—
Royal Bank of Scotland PLC	USD	31	EUR	24	06/19/13	1
Royal Bank of Scotland PLC	USD	39	EUR	30	06/19/13	—
Royal Bank of Scotland PLC	USD	58	EUR	45	06/19/13	2
Royal Bank of Scotland PLC	USD	102	EUR	78	06/19/13	1
Royal Bank of Scotland PLC	USD	166	EUR	127	06/19/13	1
Royal Bank of Scotland PLC	USD	195	EUR	149	06/19/13	2
Royal Bank of Scotland PLC	USD	198	EUR	152	06/19/13	2
Royal Bank of Scotland PLC	USD	231	EUR	176	06/19/13	1
Royal Bank of Scotland PLC	USD	499	EUR	381	06/19/13	3
Royal Bank of Scotland PLC	USD	760	EUR	582	06/19/13	7
Royal Bank of Scotland PLC	USD	855	EUR	654	06/19/13	7
Royal Bank of Scotland PLC	USD	1,685	EUR	1,294	06/19/13	20
Royal Bank of Scotland PLC	USD	1,763	EUR	1,339	06/19/13	1
Royal Bank of Scotland PLC	USD	3,444	EUR	2,631	06/19/13	22
Royal Bank of Scotland PLC	USD	759	GBP	488	05/01/13	—
Royal Bank of Scotland PLC	USD	10	GBP	7	06/19/13	—
Royal Bank of Scotland PLC	USD	23	GBP	15	06/19/13	—
Royal Bank of Scotland PLC	USD	86	GBP	57	06/19/13	2
Royal Bank of Scotland PLC	USD	130	GBP	85	06/19/13	2
Royal Bank of Scotland PLC	USD	190	GBP	125	06/19/13	4
Royal Bank of Scotland PLC	USD	247	GBP	163	06/19/13	6
Royal Bank of Scotland PLC	USD	343	GBP	226	06/19/13	8
Royal Bank of Scotland PLC	USD	466	GBP	305	06/19/13	7
Royal Bank of Scotland PLC	USD	508	GBP	335	06/19/13	12
Royal Bank of Scotland PLC	USD	531	GBP	349	06/19/13	11

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	467

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	660	GBP	424	06/19/13	(1)
Royal Bank of Scotland PLC	USD	744	GBP	486	06/19/13	11
Royal Bank of Scotland PLC	USD	1,085	GBP	699	06/19/13	—
Royal Bank of Scotland PLC	USD	1,513	GBP	980	06/19/13	9
Royal Bank of Scotland PLC	USD	66	HUF	15,000	06/19/13	—
Royal Bank of Scotland PLC	USD	70	HUF	16,000	06/19/13	—
Royal Bank of Scotland PLC	USD	109	HUF	25,000	06/19/13	—
Royal Bank of Scotland PLC	USD	131	HUF	30,000	06/19/13	—
Royal Bank of Scotland PLC	USD	162	HUF	37,000	06/19/13	—
Royal Bank of Scotland PLC	USD	174	HUF	40,000	06/19/13	1
Royal Bank of Scotland PLC	USD	182	HUF	41,000	06/19/13	(3)
Royal Bank of Scotland PLC	USD	284	HUF	66,000	06/19/13	5
Royal Bank of Scotland PLC	USD	10	IDR	100,000	06/19/13	—
Royal Bank of Scotland PLC	USD	31	IDR	300,000	06/19/13	—
Royal Bank of Scotland PLC	USD	31	IDR	300,000	06/19/13	—
Royal Bank of Scotland PLC	USD	61	IDR	600,000	06/19/13	—
Royal Bank of Scotland PLC	USD	62	IDR	600,000	06/19/13	—
Royal Bank of Scotland PLC	USD	72	IDR	700,000	06/19/13	—
Royal Bank of Scotland PLC	USD	82	IDR	800,000	06/19/13	—
Royal Bank of Scotland PLC	USD	195	IDR	1,900,000	06/19/13	(1)
Royal Bank of Scotland PLC	USD	6	ILS	20	06/19/13	—
Royal Bank of Scotland PLC	USD	16	ILS	60	06/19/13	—
Royal Bank of Scotland PLC	USD	16	ILS	60	06/19/13	—
Royal Bank of Scotland PLC	USD	19	ILS	70	06/19/13	1
Royal Bank of Scotland PLC	USD	19	ILS	70	06/19/13	—
Royal Bank of Scotland PLC	USD	22	ILS	80	06/19/13	1
Royal Bank of Scotland PLC	USD	22	ILS	80	06/19/13	—
Royal Bank of Scotland PLC	USD	25	ILS	90	06/19/13	—
Royal Bank of Scotland PLC	USD	47	ILS	170	06/19/13	1
Royal Bank of Scotland PLC	USD	47	ILS	170	06/19/13	1
Royal Bank of Scotland PLC	USD	47	ILS	170	06/19/13	1
Royal Bank of Scotland PLC	USD	47	ILS	170	06/19/13	—
Royal Bank of Scotland PLC	USD	62	ILS	230	06/19/13	2
Royal Bank of Scotland PLC	USD	72	ILS	260	06/19/13	—
Royal Bank of Scotland PLC	USD	103	ILS	380	06/19/13	3
Royal Bank of Scotland PLC	USD	224	ILS	820	06/19/13	4
Royal Bank of Scotland PLC	USD	546	ILS	2,030	06/19/13	19
Royal Bank of Scotland PLC	USD	7	INR	400	06/19/13	—
Royal Bank of Scotland PLC	USD	7	INR	400	06/19/13	—
Royal Bank of Scotland PLC	USD	20	INR	1,100	06/19/13	1
Royal Bank of Scotland PLC	USD	25	INR	1,400	06/19/13	—
Royal Bank of Scotland PLC	USD	38	INR	2,100	06/19/13	1
Royal Bank of Scotland PLC	USD	61	INR	3,400	06/19/13	1
Royal Bank of Scotland PLC	USD	69	INR	3,800	06/19/13	1
Royal Bank of Scotland PLC	USD	69	INR	3,800	06/19/13	1
Royal Bank of Scotland PLC	USD	72	INR	3,900	06/19/13	—
Royal Bank of Scotland PLC	USD	103	INR	5,700	06/19/13	2
Royal Bank of Scotland PLC	USD	105	INR	5,800	06/19/13	2
Royal Bank of Scotland PLC	USD	115	INR	6,400	06/19/13	2
Royal Bank of Scotland PLC	USD	136	INR	7,500	06/19/13	2
Royal Bank of Scotland PLC	USD	183	INR	10,100	06/19/13	3
Royal Bank of Scotland PLC	USD	190	INR	10,400	06/19/13	1
Royal Bank of Scotland PLC	USD	213	INR	11,800	06/19/13	4

See accompanying notes which are an integral part of the financial statements.

468	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	248	INR	13,600	06/19/13	2
Royal Bank of Scotland PLC	USD	417	INR	22,700	06/19/13	—
Royal Bank of Scotland PLC	USD	912	INR	51,200	06/19/13	29
Royal Bank of Scotland PLC	USD	13	JPY	1,209	06/19/13	—
Royal Bank of Scotland PLC	USD	21	JPY	2,000	06/19/13	—
Royal Bank of Scotland PLC	USD	90	JPY	8,367	06/19/13	(4)
Royal Bank of Scotland PLC	USD	207	JPY	20,415	06/19/13	3
Royal Bank of Scotland PLC	USD	373	JPY	35,535	06/19/13	(8)
Royal Bank of Scotland PLC	USD	488	JPY	45,061	06/19/13	(26)
Royal Bank of Scotland PLC	USD	499	JPY	49,497	06/19/13	9
Royal Bank of Scotland PLC	USD	562	JPY	55,925	06/19/13	12
Royal Bank of Scotland PLC	USD	598	JPY	57,521	06/19/13	(7)
Royal Bank of Scotland PLC	USD	601	JPY	59,477	06/19/13	9
Royal Bank of Scotland PLC	USD	605	JPY	59,293	06/19/13	4
Royal Bank of Scotland PLC	USD	864	JPY	85,658	06/19/13	15
Royal Bank of Scotland PLC	USD	898	JPY	87,802	06/19/13	3
Royal Bank of Scotland PLC	USD	1,225	JPY	119,591	06/19/13	2
Royal Bank of Scotland PLC	USD	9	KRW	10,000	06/19/13	—
Royal Bank of Scotland PLC	USD	18	KRW	20,000	06/19/13	—
Royal Bank of Scotland PLC	USD	18	KRW	20,000	06/19/13	—
Royal Bank of Scotland PLC	USD	27	KRW	30,000	06/19/13	—
Royal Bank of Scotland PLC	USD	36	KRW	40,000	06/19/13	1
Royal Bank of Scotland PLC	USD	45	KRW	50,000	06/19/13	1
Royal Bank of Scotland PLC	USD	53	KRW	60,000	06/19/13	1
Royal Bank of Scotland PLC	USD	64	KRW	70,000	06/19/13	(1)
Royal Bank of Scotland PLC	USD	81	KRW	90,000	06/19/13	1
Royal Bank of Scotland PLC	USD	83	KRW	90,000	06/19/13	(1)
Royal Bank of Scotland PLC	USD	110	KRW	120,000	06/19/13	(1)
Royal Bank of Scotland PLC	USD	134	KRW	150,000	06/19/13	2
Royal Bank of Scotland PLC	USD	281	KRW	310,000	06/19/13	—
Royal Bank of Scotland PLC	USD	292	KRW	320,000	06/19/13	(2)
Royal Bank of Scotland PLC	USD	1,691	KRW	1,850,000	06/19/13	(14)
Royal Bank of Scotland PLC	USD	8	MXN	100	06/19/13	—
Royal Bank of Scotland PLC	USD	24	MXN	300	06/19/13	—
Royal Bank of Scotland PLC	USD	39	MXN	500	06/19/13	2
Royal Bank of Scotland PLC	USD	40	MXN	500	06/19/13	1
Royal Bank of Scotland PLC	USD	47	MXN	600	06/19/13	3
Royal Bank of Scotland PLC	USD	64	MXN	800	06/19/13	1
Royal Bank of Scotland PLC	USD	88	MXN	1,100	06/19/13	2
Royal Bank of Scotland PLC	USD	144	MXN	1,800	06/19/13	4
Royal Bank of Scotland PLC	USD	151	MXN	1,900	06/19/13	5
Royal Bank of Scotland PLC	USD	176	MXN	2,200	06/19/13	4
Royal Bank of Scotland PLC	USD	201	MXN	2,500	06/19/13	4
Royal Bank of Scotland PLC	USD	232	MXN	2,900	06/19/13	6
Royal Bank of Scotland PLC	USD	1,538	MXN	19,600	06/19/13	70
Royal Bank of Scotland PLC	USD	7	MYR	20	06/19/13	—
Royal Bank of Scotland PLC	USD	13	MYR	40	06/19/13	—
Royal Bank of Scotland PLC	USD	20	MYR	60	06/19/13	—
Royal Bank of Scotland PLC	USD	33	MYR	100	06/19/13	—
Royal Bank of Scotland PLC	USD	46	MYR	140	06/19/13	—
Royal Bank of Scotland PLC	USD	52	MYR	160	06/19/13	—
Royal Bank of Scotland PLC	USD	68	MYR	210	06/19/13	—
Royal Bank of Scotland PLC	USD	78	MYR	240	06/19/13	1

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	469

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	79	MYR	240	06/19/13	—
Royal Bank of Scotland PLC	USD	84	MYR	260	06/19/13	1
Royal Bank of Scotland PLC	USD	84	MYR	260	06/19/13	1
Royal Bank of Scotland PLC	USD	108	MYR	330	06/19/13	—
Royal Bank of Scotland PLC	USD	108	MYR	330	06/19/13	—
Royal Bank of Scotland PLC	USD	148	MYR	450	06/19/13	—
Royal Bank of Scotland PLC	USD	166	MYR	510	06/19/13	1
Royal Bank of Scotland PLC	USD	180	MYR	550	06/19/13	—
Royal Bank of Scotland PLC	USD	187	MYR	580	06/19/13	3
Royal Bank of Scotland PLC	USD	187	MYR	570	06/19/13	—
Royal Bank of Scotland PLC	USD	266	MYR	830	06/19/13	5
Royal Bank of Scotland PLC	USD	356	MYR	1,080	06/19/13	(2)
Royal Bank of Scotland PLC	USD	19	NOK	108	06/19/13	—
Royal Bank of Scotland PLC	USD	61	NOK	351	06/19/13	—
Royal Bank of Scotland PLC	USD	179	NOK	1,026	06/19/13	(1)
Royal Bank of Scotland PLC	USD	180	NOK	1,032	06/19/13	(2)
Royal Bank of Scotland PLC	USD	218	NOK	1,248	06/19/13	(2)
Royal Bank of Scotland PLC	USD	373	NOK	2,139	06/19/13	(2)
Royal Bank of Scotland PLC	USD	755	NOK	4,342	06/19/13	(3)
Royal Bank of Scotland PLC	USD	3,356	NOK	19,245	06/19/13	(24)
Royal Bank of Scotland PLC	USD	12	NZD	14	06/19/13	—
Royal Bank of Scotland PLC	USD	49	NZD	58	06/19/13	1
Royal Bank of Scotland PLC	USD	53	NZD	65	06/19/13	3
Royal Bank of Scotland PLC	USD	173	NZD	207	06/19/13	4
Royal Bank of Scotland PLC	USD	250	NZD	304	06/19/13	10
Royal Bank of Scotland PLC	USD	346	NZD	412	06/19/13	6
Royal Bank of Scotland PLC	USD	384	NZD	462	06/19/13	11
Royal Bank of Scotland PLC	USD	409	NZD	486	06/19/13	6
Royal Bank of Scotland PLC	USD	445	NZD	531	06/19/13	9
Royal Bank of Scotland PLC	USD	445	NZD	527	06/19/13	5
Royal Bank of Scotland PLC	USD	454	NZD	528	06/19/13	(3)
Royal Bank of Scotland PLC	USD	470	NZD	567	06/19/13	15
Royal Bank of Scotland PLC	USD	563	NZD	676	06/19/13	14
Royal Bank of Scotland PLC	USD	661	NZD	777	06/19/13	3
Royal Bank of Scotland PLC	USD	765	NZD	913	06/19/13	15
Royal Bank of Scotland PLC	USD	789	NZD	949	06/19/13	22
Royal Bank of Scotland PLC	USD	1,015	NZD	1,217	06/19/13	25
Royal Bank of Scotland PLC	USD	1,382	NZD	1,649	06/19/13	27
Royal Bank of Scotland PLC	USD	1,429	NZD	1,671	06/19/13	(1)
Royal Bank of Scotland PLC	USD	8,518	NZD	10,317	06/19/13	297
Royal Bank of Scotland PLC	USD	84	PHP	3,400	06/19/13	(1)
Royal Bank of Scotland PLC	USD	84	PHP	3,400	06/19/13	(1)
Royal Bank of Scotland PLC	USD	94	PHP	3,800	06/19/13	(2)
Royal Bank of Scotland PLC	USD	955	PHP	38,800	06/19/13	(14)
Royal Bank of Scotland PLC	USD	6	PLN	20	06/19/13	—
Royal Bank of Scotland PLC	USD	91	PLN	290	06/19/13	—
Royal Bank of Scotland PLC	USD	95	PLN	300	06/19/13	(1)
Royal Bank of Scotland PLC	USD	97	PLN	310	06/19/13	1
Royal Bank of Scotland PLC	USD	110	PLN	350	06/19/13	—
Royal Bank of Scotland PLC	USD	117	PLN	370	06/19/13	(1)
Royal Bank of Scotland PLC	USD	130	PLN	410	06/19/13	—
Royal Bank of Scotland PLC	USD	173	PLN	540	06/19/13	(2)
Royal Bank of Scotland PLC	USD	208	PLN	660	06/19/13	—

See accompanying notes which are an integral part of the financial statements.

470	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	345	PLN	1,090	06/19/13	(1)
Royal Bank of Scotland PLC	USD	359	PLN	1,130	06/19/13	(2)
Royal Bank of Scotland PLC	USD	1,098	PLN	3,520	06/19/13	12
Royal Bank of Scotland PLC	USD	10	RUB	300	06/19/13	—
Royal Bank of Scotland PLC	USD	13	RUB	400	06/19/13	—
Royal Bank of Scotland PLC	USD	16	RUB	500	06/19/13	—
Royal Bank of Scotland PLC	USD	55	RUB	1,700	06/19/13	—
Royal Bank of Scotland PLC	USD	90	RUB	2,800	06/19/13	(1)
Royal Bank of Scotland PLC	USD	115	RUB	3,600	06/19/13	—
Royal Bank of Scotland PLC	USD	145	RUB	4,500	06/19/13	(1)
Royal Bank of Scotland PLC	USD	152	RUB	4,800	06/19/13	1
Royal Bank of Scotland PLC	USD	179	RUB	5,600	06/19/13	(1)
Royal Bank of Scotland PLC	USD	342	RUB	10,700	06/19/13	(1)
Royal Bank of Scotland PLC	USD	413	RUB	12,900	06/19/13	(2)
Royal Bank of Scotland PLC	USD	1,510	RUB	47,227	06/19/13	(5)
Royal Bank of Scotland PLC	USD	16	SEK	103	06/19/13	—
Royal Bank of Scotland PLC	USD	56	SEK	358	06/19/13	(1)
Royal Bank of Scotland PLC	USD	70	SEK	445	06/19/13	(1)
Royal Bank of Scotland PLC	USD	99	SEK	641	06/19/13	—
Royal Bank of Scotland PLC	USD	137	SEK	887	06/19/13	—
Royal Bank of Scotland PLC	USD	138	SEK	894	06/19/13	—
Royal Bank of Scotland PLC	USD	146	SEK	934	06/19/13	(2)
Royal Bank of Scotland PLC	USD	182	SEK	1,174	06/19/13	(1)
Royal Bank of Scotland PLC	USD	191	SEK	1,224	06/19/13	(3)
Royal Bank of Scotland PLC	USD	275	SEK	1,776	06/19/13	(1)
Royal Bank of Scotland PLC	USD	324	SEK	2,091	06/19/13	(2)
Royal Bank of Scotland PLC	USD	504	SEK	3,206	06/19/13	(10)
Royal Bank of Scotland PLC	USD	6,150	SEK	39,421	06/19/13	(73)
Royal Bank of Scotland PLC	USD	40	SGD	50	06/19/13	1
Royal Bank of Scotland PLC	USD	65	SGD	80	06/19/13	—
Royal Bank of Scotland PLC	USD	80	SGD	100	06/19/13	1
Royal Bank of Scotland PLC	USD	105	SGD	130	06/19/13	—
Royal Bank of Scotland PLC	USD	113	SGD	140	06/19/13	1
Royal Bank of Scotland PLC	USD	121	SGD	150	06/19/13	1
Royal Bank of Scotland PLC	USD	137	SGD	170	06/19/13	1
Royal Bank of Scotland PLC	USD	146	SGD	180	06/19/13	—
Royal Bank of Scotland PLC	USD	202	SGD	250	06/19/13	1
Royal Bank of Scotland PLC	USD	251	SGD	310	06/19/13	1
Royal Bank of Scotland PLC	USD	307	SGD	380	06/19/13	1
Royal Bank of Scotland PLC	USD	447	SGD	550	06/19/13	—
Royal Bank of Scotland PLC	USD	668	SGD	830	06/19/13	6
Royal Bank of Scotland PLC	USD	11	TRY	20	06/19/13	—
Royal Bank of Scotland PLC	USD	16	TRY	30	06/19/13	—
Royal Bank of Scotland PLC	USD	55	TRY	100	06/19/13	1
Royal Bank of Scotland PLC	USD	60	TRY	110	06/19/13	1
Royal Bank of Scotland PLC	USD	77	TRY	140	06/19/13	1
Royal Bank of Scotland PLC	USD	104	TRY	190	06/19/13	1
Royal Bank of Scotland PLC	USD	110	TRY	200	06/19/13	1
Royal Bank of Scotland PLC	USD	115	TRY	210	06/19/13	2
Royal Bank of Scotland PLC	USD	121	TRY	220	06/19/13	1
Royal Bank of Scotland PLC	USD	132	TRY	240	06/19/13	1
Royal Bank of Scotland PLC	USD	141	TRY	260	06/19/13	3
Royal Bank of Scotland PLC	USD	1,098	TRY	2,000	06/19/13	12

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	471

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	54	TWD	1,600	06/19/13	—
Royal Bank of Scotland PLC	USD	54	TWD	1,600	06/19/13	—
Royal Bank of Scotland PLC	USD	64	TWD	1,900	06/19/13	—
Royal Bank of Scotland PLC	USD	71	TWD	2,100	06/19/13	1
Royal Bank of Scotland PLC	USD	265	TWD	7,900	06/19/13	3
Royal Bank of Scotland PLC	USD	43	ZAR	400	06/19/13	1
Royal Bank of Scotland PLC	USD	100	ZAR	900	06/19/13	—
Royal Bank of Scotland PLC	USD	132	ZAR	1,200	06/19/13	1
Royal Bank of Scotland PLC	USD	143	ZAR	1,300	06/19/13	1
Royal Bank of Scotland PLC	USD	143	ZAR	1,300	06/19/13	1
Royal Bank of Scotland PLC	USD	289	ZAR	2,600	06/19/13	(1)
Royal Bank of Scotland PLC	USD	300	ZAR	2,700	06/19/13	(1)
Royal Bank of Scotland PLC	USD	334	ZAR	3,000	06/19/13	(2)
Royal Bank of Scotland PLC	AUD	10	USD	10	06/19/13	—
Royal Bank of Scotland PLC	AUD	49	USD	50	06/19/13	(1)
Royal Bank of Scotland PLC	AUD	58	USD	59	06/19/13	(1)
Royal Bank of Scotland PLC	AUD	121	USD	125	06/19/13	—
Royal Bank of Scotland PLC	AUD	316	USD	323	06/19/13	(3)
Royal Bank of Scotland PLC	AUD	321	USD	326	06/19/13	(6)
Royal Bank of Scotland PLC	AUD	333	USD	346	06/19/13	2
Royal Bank of Scotland PLC	AUD	341	USD	347	06/19/13	(5)
Royal Bank of Scotland PLC	AUD	373	USD	388	06/19/13	3
Royal Bank of Scotland PLC	AUD	380	USD	394	06/19/13	1
Royal Bank of Scotland PLC	AUD	395	USD	414	06/19/13	6
Royal Bank of Scotland PLC	AUD	425	USD	438	06/19/13	(1)
Royal Bank of Scotland PLC	AUD	806	USD	843	06/19/13	11
Royal Bank of Scotland PLC	AUD	899	USD	927	06/19/13	(2)
Royal Bank of Scotland PLC	AUD	967	USD	999	06/19/13	—
Royal Bank of Scotland PLC	AUD	1,327	USD	1,366	06/19/13	(5)
Royal Bank of Scotland PLC	AUD	1,349	USD	1,404	06/19/13	11
Royal Bank of Scotland PLC	AUD	4,187	USD	4,256	06/19/13	(69)
Royal Bank of Scotland PLC	BRL	20	USD	10	06/19/13	—
Royal Bank of Scotland PLC	CAD	3	USD	3	06/19/13	—
Royal Bank of Scotland PLC	CAD	4	USD	4	06/19/13	—
Royal Bank of Scotland PLC	CAD	9	USD	9	06/19/13	—
Royal Bank of Scotland PLC	CAD	87	USD	85	06/19/13	(2)
Royal Bank of Scotland PLC	CAD	116	USD	113	06/19/13	(2)
Royal Bank of Scotland PLC	CAD	136	USD	132	06/19/13	(3)
Royal Bank of Scotland PLC	CAD	173	USD	169	06/19/13	(3)
Royal Bank of Scotland PLC	CAD	215	USD	212	06/19/13	(1)
Royal Bank of Scotland PLC	CAD	272	USD	264	06/19/13	(6)
Royal Bank of Scotland PLC	CAD	272	USD	263	06/19/13	(6)
Royal Bank of Scotland PLC	CAD	277	USD	268	06/19/13	(7)
Royal Bank of Scotland PLC	CAD	315	USD	307	06/19/13	(5)
Royal Bank of Scotland PLC	CAD	371	USD	364	06/19/13	(4)
Royal Bank of Scotland PLC	CAD	609	USD	594	06/19/13	(10)
Royal Bank of Scotland PLC	CAD	700	USD	683	06/19/13	(11)
Royal Bank of Scotland PLC	CAD	1,122	USD	1,103	06/19/13	(10)
Royal Bank of Scotland PLC	CAD	1,276	USD	1,239	06/19/13	(27)
Royal Bank of Scotland PLC	CHF	18	USD	19	06/19/13	—
Royal Bank of Scotland PLC	CHF	41	USD	44	06/19/13	—
Royal Bank of Scotland PLC	CHF	100	USD	105	06/19/13	(2)
Royal Bank of Scotland PLC	CZK	200	USD	10	06/19/13	—

See accompanying notes which are an integral part of the financial statements.

472	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	CZK	300	USD	15	06/19/13	—
Royal Bank of Scotland PLC	CZK	300	USD	15	06/19/13	—
Royal Bank of Scotland PLC	CZK	600	USD	31	06/19/13	—
Royal Bank of Scotland PLC	CZK	800	USD	40	06/19/13	(1)
Royal Bank of Scotland PLC	CZK	800	USD	40	06/19/13	(1)
Royal Bank of Scotland PLC	CZK	1,800	USD	92	06/19/13	—
Royal Bank of Scotland PLC	CZK	2,000	USD	102	06/19/13	—
Royal Bank of Scotland PLC	CZK	2,000	USD	101	06/19/13	(1)
Royal Bank of Scotland PLC	CZK	2,100	USD	107	06/19/13	(1)
Royal Bank of Scotland PLC	CZK	2,100	USD	107	06/19/13	—
Royal Bank of Scotland PLC	CZK	2,300	USD	117	06/19/13	(1)
Royal Bank of Scotland PLC	CZK	2,400	USD	120	06/19/13	(2)
Royal Bank of Scotland PLC	CZK	3,200	USD	163	06/19/13	—
Royal Bank of Scotland PLC	CZK	4,100	USD	210	06/19/13	1
Royal Bank of Scotland PLC	CZK	4,200	USD	216	06/19/13	2
Royal Bank of Scotland PLC	CZK	6,100	USD	309	06/19/13	(2)
Royal Bank of Scotland PLC	EUR	1	USD	1	06/19/13	—
Royal Bank of Scotland PLC	EUR	4	USD	5	06/19/13	—
Royal Bank of Scotland PLC	EUR	7	USD	9	06/19/13	—
Royal Bank of Scotland PLC	EUR	10	USD	13	06/19/13	—
Royal Bank of Scotland PLC	EUR	17	USD	22	06/19/13	—
Royal Bank of Scotland PLC	EUR	21	USD	27	06/19/13	—
Royal Bank of Scotland PLC	EUR	59	USD	76	06/19/13	(2)
Royal Bank of Scotland PLC	EUR	60	USD	78	06/19/13	(1)
Royal Bank of Scotland PLC	EUR	69	USD	90	06/19/13	(1)
Royal Bank of Scotland PLC	EUR	99	USD	128	06/19/13	(2)
Royal Bank of Scotland PLC	EUR	120	USD	154	06/19/13	(4)
Royal Bank of Scotland PLC	EUR	167	USD	217	06/19/13	(3)
Royal Bank of Scotland PLC	EUR	180	USD	234	06/19/13	(3)
Royal Bank of Scotland PLC	EUR	190	USD	246	06/19/13	(5)
Royal Bank of Scotland PLC	EUR	279	USD	364	06/19/13	(3)
Royal Bank of Scotland PLC	EUR	308	USD	401	06/19/13	(5)
Royal Bank of Scotland PLC	EUR	324	USD	422	06/19/13	(5)
Royal Bank of Scotland PLC	EUR	358	USD	464	06/19/13	(7)
Royal Bank of Scotland PLC	EUR	394	USD	515	06/19/13	(4)
Royal Bank of Scotland PLC	EUR	433	USD	567	06/19/13	(4)
Royal Bank of Scotland PLC	EUR	439	USD	570	06/19/13	(8)
Royal Bank of Scotland PLC	EUR	465	USD	608	06/19/13	(4)
Royal Bank of Scotland PLC	EUR	473	USD	609	06/19/13	(14)
Royal Bank of Scotland PLC	EUR	490	USD	639	06/19/13	(7)
Royal Bank of Scotland PLC	EUR	529	USD	683	06/19/13	(14)
Royal Bank of Scotland PLC	EUR	672	USD	883	06/19/13	(2)
Royal Bank of Scotland PLC	EUR	907	USD	1,165	06/19/13	(30)
Royal Bank of Scotland PLC	EUR	970	USD	1,270	06/19/13	(8)
Royal Bank of Scotland PLC	EUR	981	USD	1,294	06/19/13	1
Royal Bank of Scotland PLC	EUR	1,163	USD	1,505	06/19/13	(27)
Royal Bank of Scotland PLC	EUR	1,172	USD	1,527	06/19/13	(17)
Royal Bank of Scotland PLC	EUR	1,663	USD	2,130	06/19/13	(60)
Royal Bank of Scotland PLC	EUR	1,846	USD	2,432	06/19/13	—
Royal Bank of Scotland PLC	EUR	2,526	USD	3,291	06/19/13	(37)
Royal Bank of Scotland PLC	GBP	3	USD	5	06/19/13	—
Royal Bank of Scotland PLC	GBP	12	USD	18	06/19/13	—
Royal Bank of Scotland PLC	GBP	15	USD	23	06/19/13	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	473

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	GBP	24	USD	37	06/19/13	(1)
Royal Bank of Scotland PLC	GBP	37	USD	56	06/19/13	(1)
Royal Bank of Scotland PLC	GBP	45	USD	68	06/19/13	(2)
Royal Bank of Scotland PLC	GBP	70	USD	106	06/19/13	(3)
Royal Bank of Scotland PLC	GBP	77	USD	116	06/19/13	(3)
Royal Bank of Scotland PLC	GBP	90	USD	137	06/19/13	(3)
Royal Bank of Scotland PLC	GBP	106	USD	162	06/19/13	(2)
Royal Bank of Scotland PLC	GBP	120	USD	180	06/19/13	(6)
Royal Bank of Scotland PLC	GBP	120	USD	183	06/19/13	(4)
Royal Bank of Scotland PLC	GBP	132	USD	199	06/19/13	(6)
Royal Bank of Scotland PLC	GBP	140	USD	209	06/19/13	(9)
Royal Bank of Scotland PLC	GBP	156	USD	234	06/19/13	(9)
Royal Bank of Scotland PLC	GBP	184	USD	278	06/19/13	(7)
Royal Bank of Scotland PLC	GBP	207	USD	318	06/19/13	(4)
Royal Bank of Scotland PLC	GBP	215	USD	327	06/19/13	(7)
Royal Bank of Scotland PLC	GBP	216	USD	328	06/19/13	(8)
Royal Bank of Scotland PLC	GBP	218	USD	329	06/19/13	(9)
Royal Bank of Scotland PLC	GBP	236	USD	354	06/19/13	(13)
Royal Bank of Scotland PLC	GBP	392	USD	590	06/19/13	(18)
Royal Bank of Scotland PLC	GBP	413	USD	627	06/19/13	(15)
Royal Bank of Scotland PLC	GBP	488	USD	759	06/19/13	—
Royal Bank of Scotland PLC	GBP	738	USD	1,132	06/19/13	(14)
Royal Bank of Scotland PLC	GBP	4,193	USD	6,304	06/19/13	(207)
Royal Bank of Scotland PLC	HUF	9,000	USD	38	06/19/13	(2)
Royal Bank of Scotland PLC	HUF	10,000	USD	42	06/19/13	(2)
Royal Bank of Scotland PLC	HUF	13,000	USD	54	06/19/13	(3)
Royal Bank of Scotland PLC	HUF	15,000	USD	62	06/19/13	(3)
Royal Bank of Scotland PLC	IDR	1,500,000	USD	153	06/19/13	—
Royal Bank of Scotland PLC	INR	700	USD	13	06/19/13	—
Royal Bank of Scotland PLC	INR	2,000	USD	36	06/19/13	(1)
Royal Bank of Scotland PLC	INR	2,100	USD	38	06/19/13	—
Royal Bank of Scotland PLC	INR	2,100	USD	38	06/19/13	(1)
Royal Bank of Scotland PLC	INR	11,900	USD	214	06/19/13	(5)
Royal Bank of Scotland PLC	INR	15,000	USD	274	06/19/13	(2)
Royal Bank of Scotland PLC	JPY	2,946	USD	31	06/19/13	1
Royal Bank of Scotland PLC	JPY	7,170	USD	76	06/19/13	3
Royal Bank of Scotland PLC	JPY	10,000	USD	105	06/19/13	2
Royal Bank of Scotland PLC	JPY	11,430	USD	122	06/19/13	5
Royal Bank of Scotland PLC	JPY	13,395	USD	135	06/19/13	(2)
Royal Bank of Scotland PLC	JPY	16,512	USD	172	06/19/13	2
Royal Bank of Scotland PLC	JPY	18,882	USD	190	06/19/13	(3)
Royal Bank of Scotland PLC	JPY	19,168	USD	194	06/19/13	(3)
Royal Bank of Scotland PLC	JPY	25,564	USD	265	06/19/13	3
Royal Bank of Scotland PLC	JPY	28,417	USD	304	06/19/13	13
Royal Bank of Scotland PLC	JPY	38,917	USD	390	06/19/13	(9)
Royal Bank of Scotland PLC	JPY	43,353	USD	459	06/19/13	15
Royal Bank of Scotland PLC	JPY	50,474	USD	543	06/19/13	25
Royal Bank of Scotland PLC	JPY	54,556	USD	572	06/19/13	13
Royal Bank of Scotland PLC	JPY	58,719	USD	616	06/19/13	14
Royal Bank of Scotland PLC	JPY	63,053	USD	633	06/19/13	(14)
Royal Bank of Scotland PLC	JPY	74,612	USD	777	06/19/13	11
Royal Bank of Scotland PLC	JPY	74,850	USD	755	06/19/13	(13)
Royal Bank of Scotland PLC	JPY	78,119	USD	843	06/19/13	41

See accompanying notes which are an integral part of the financial statements.

474	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	JPY	102,355	USD	1,099	06/19/13	48
Royal Bank of Scotland PLC	JPY	102,414	USD	1,073	06/19/13	22
Royal Bank of Scotland PLC	JPY	134,222	USD	1,436	06/19/13	59
Royal Bank of Scotland PLC	JPY	159,308	USD	1,693	06/19/13	58
Royal Bank of Scotland PLC	JPY	207,105	USD	2,127	06/19/13	2
Royal Bank of Scotland PLC	JPY	1,388,713	USD	14,910	06/19/13	661
Royal Bank of Scotland PLC	KRW	20,000	USD	18	06/19/13	—
Royal Bank of Scotland PLC	KRW	40,000	USD	36	06/19/13	—
Royal Bank of Scotland PLC	KRW	60,000	USD	54	06/19/13	(1)
Royal Bank of Scotland PLC	KRW	120,000	USD	106	06/19/13	(2)
Royal Bank of Scotland PLC	KRW	170,000	USD	150	06/19/13	(4)
Royal Bank of Scotland PLC	KRW	170,000	USD	151	06/19/13	(3)
Royal Bank of Scotland PLC	KRW	300,000	USD	269	06/19/13	(3)
Royal Bank of Scotland PLC	MXN	200	USD	16	06/19/13	—
Royal Bank of Scotland PLC	MXN	300	USD	23	06/19/13	(1)
Royal Bank of Scotland PLC	MXN	600	USD	49	06/19/13	—
Royal Bank of Scotland PLC	MXN	800	USD	66	06/19/13	—
Royal Bank of Scotland PLC	MXN	800	USD	66	06/19/13	—
Royal Bank of Scotland PLC	MXN	1,400	USD	115	06/19/13	—
Royal Bank of Scotland PLC	MXN	1,600	USD	132	06/19/13	1
Royal Bank of Scotland PLC	MXN	1,800	USD	147	06/19/13	(1)
Royal Bank of Scotland PLC	MYR	20	USD	6	06/19/13	—
Royal Bank of Scotland PLC	MYR	60	USD	19	06/19/13	—
Royal Bank of Scotland PLC	MYR	90	USD	29	06/19/13	(1)
Royal Bank of Scotland PLC	MYR	130	USD	41	06/19/13	(1)
Royal Bank of Scotland PLC	MYR	300	USD	96	06/19/13	(2)
Royal Bank of Scotland PLC	MYR	430	USD	137	06/19/13	(4)
Royal Bank of Scotland PLC	MYR	820	USD	261	06/19/13	(7)
Royal Bank of Scotland PLC	MYR	1,190	USD	380	06/19/13	(9)
Royal Bank of Scotland PLC	NOK	5	USD	1	06/19/13	—
Royal Bank of Scotland PLC	NOK	219	USD	37	06/19/13	—
Royal Bank of Scotland PLC	NOK	507	USD	86	06/19/13	(1)
Royal Bank of Scotland PLC	NOK	561	USD	96	06/19/13	(2)
Royal Bank of Scotland PLC	NOK	827	USD	142	06/19/13	(1)
Royal Bank of Scotland PLC	NOK	901	USD	154	06/19/13	(2)
Royal Bank of Scotland PLC	NOK	1,076	USD	184	06/19/13	(2)
Royal Bank of Scotland PLC	NOK	1,452	USD	246	06/19/13	(5)
Royal Bank of Scotland PLC	NOK	1,513	USD	262	06/19/13	—
Royal Bank of Scotland PLC	NOK	1,774	USD	308	06/19/13	—
Royal Bank of Scotland PLC	NOK	1,891	USD	324	06/19/13	(3)
Royal Bank of Scotland PLC	NOK	1,924	USD	330	06/19/13	(3)
Royal Bank of Scotland PLC	NOK	2,091	USD	353	06/19/13	(9)
Royal Bank of Scotland PLC	NOK	2,269	USD	394	06/19/13	1
Royal Bank of Scotland PLC	NOK	3,520	USD	604	06/19/13	(5)
Royal Bank of Scotland PLC	NOK	4,300	USD	740	06/19/13	(5)
Royal Bank of Scotland PLC	NOK	7,047	USD	1,205	06/19/13	(15)
Royal Bank of Scotland PLC	NZD	423	USD	344	06/19/13	(18)
Royal Bank of Scotland PLC	NZD	702	USD	575	06/19/13	(25)
Royal Bank of Scotland PLC	NZD	792	USD	650	06/19/13	(27)
Royal Bank of Scotland PLC	NZD	941	USD	768	06/19/13	(36)
Royal Bank of Scotland PLC	NZD	1,017	USD	829	06/19/13	(40)
Royal Bank of Scotland PLC	NZD	1,032	USD	845	06/19/13	(37)
Royal Bank of Scotland PLC	PHP	100	USD	2	06/19/13	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	475

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	PHP	400	USD	10	06/19/13	—
Royal Bank of Scotland PLC	PHP	700	USD	17	06/19/13	—
Royal Bank of Scotland PLC	PHP	1,500	USD	37	06/19/13	—
Royal Bank of Scotland PLC	PHP	3,600	USD	88	06/19/13	1
Royal Bank of Scotland PLC	PHP	3,800	USD	93	06/19/13	—
Royal Bank of Scotland PLC	PHP	4,500	USD	109	06/19/13	—
Royal Bank of Scotland PLC	PHP	7,400	USD	180	06/19/13	—
Royal Bank of Scotland PLC	PHP	7,600	USD	185	06/19/13	1
Royal Bank of Scotland PLC	PHP	7,600	USD	184	06/19/13	—
Royal Bank of Scotland PLC	PHP	7,700	USD	188	06/19/13	1
Royal Bank of Scotland PLC	PLN	40	USD	12	06/19/13	—
Royal Bank of Scotland PLC	PLN	40	USD	12	06/19/13	—
Royal Bank of Scotland PLC	PLN	200	USD	61	06/19/13	(2)
Royal Bank of Scotland PLC	PLN	290	USD	90	06/19/13	(2)
Royal Bank of Scotland PLC	PLN	310	USD	95	06/19/13	(3)
Royal Bank of Scotland PLC	PLN	320	USD	97	06/19/13	(4)
Royal Bank of Scotland PLC	RUB	359	USD	11	06/19/13	—
Royal Bank of Scotland PLC	RUB	448	USD	14	06/19/13	—
Royal Bank of Scotland PLC	RUB	900	USD	28	06/19/13	—
Royal Bank of Scotland PLC	RUB	2,900	USD	92	06/19/13	(1)
Royal Bank of Scotland PLC	RUB	5,000	USD	157	06/19/13	(2)
Royal Bank of Scotland PLC	RUB	6,400	USD	203	06/19/13	(2)
Royal Bank of Scotland PLC	RUB	7,000	USD	222	06/19/13	(1)
Royal Bank of Scotland PLC	RUB	13,000	USD	406	06/19/13	(8)
Royal Bank of Scotland PLC	RUB	14,100	USD	440	06/19/13	(10)
Royal Bank of Scotland PLC	RUB	14,400	USD	452	06/19/13	(7)
Royal Bank of Scotland PLC	RUB	16,500	USD	519	06/19/13	(7)
Royal Bank of Scotland PLC	SEK	632	USD	98	06/19/13	1
Royal Bank of Scotland PLC	SEK	1,793	USD	271	06/19/13	(5)
Royal Bank of Scotland PLC	SEK	1,921	USD	294	06/19/13	(2)
Royal Bank of Scotland PLC	SEK	2,127	USD	325	06/19/13	(3)
Royal Bank of Scotland PLC	SEK	3,406	USD	517	06/19/13	(8)
Royal Bank of Scotland PLC	SEK	3,893	USD	604	06/19/13	4
Royal Bank of Scotland PLC	SEK	5,227	USD	801	06/19/13	(5)
Royal Bank of Scotland PLC	SGD	10	USD	8	06/19/13	—
Royal Bank of Scotland PLC	SGD	10	USD	8	06/19/13	—
Royal Bank of Scotland PLC	SGD	10	USD	8	06/19/13	—
Royal Bank of Scotland PLC	SGD	20	USD	16	06/19/13	—
Royal Bank of Scotland PLC	SGD	20	USD	16	06/19/13	—
Royal Bank of Scotland PLC	SGD	60	USD	48	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	60	USD	48	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	70	USD	56	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	100	USD	80	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	100	USD	80	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	100	USD	80	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	130	USD	105	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	150	USD	121	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	190	USD	153	06/19/13	(1)
Royal Bank of Scotland PLC	SGD	240	USD	192	06/19/13	(3)
Royal Bank of Scotland PLC	SGD	280	USD	225	06/19/13	(2)
Royal Bank of Scotland PLC	SGD	300	USD	242	06/19/13	(1)
Royal Bank of Scotland PLC	TRY	10	USD	6	06/19/13	—
Royal Bank of Scotland PLC	TRY	80	USD	44	06/19/13	—

See accompanying notes which are an integral part of the financial statements.

476	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	TWD	200	USD	7	06/19/13	—
Royal Bank of Scotland PLC	TWD	400	USD	13	06/19/13	—
Royal Bank of Scotland PLC	TWD	400	USD	14	06/19/13	—
Royal Bank of Scotland PLC	TWD	500	USD	17	06/19/13	—
Royal Bank of Scotland PLC	TWD	1,200	USD	40	06/19/13	—
Royal Bank of Scotland PLC	TWD	1,500	USD	51	06/19/13	—
Royal Bank of Scotland PLC	TWD	1,500	USD	51	06/19/13	—
Royal Bank of Scotland PLC	TWD	1,800	USD	61	06/19/13	—
Royal Bank of Scotland PLC	TWD	2,100	USD	71	06/19/13	—
Royal Bank of Scotland PLC	TWD	2,500	USD	84	06/19/13	(1)
Royal Bank of Scotland PLC	TWD	2,900	USD	98	06/19/13	—
Royal Bank of Scotland PLC	TWD	3,100	USD	104	06/19/13	(1)
Royal Bank of Scotland PLC	TWD	5,200	USD	176	06/19/13	—
Royal Bank of Scotland PLC	TWD	5,900	USD	199	06/19/13	(1)
Royal Bank of Scotland PLC	TWD	24,200	USD	818	06/19/13	(3)
Royal Bank of Scotland PLC	ZAR	200	USD	21	06/19/13	(1)
Royal Bank of Scotland PLC	ZAR	200	USD	21	06/19/13	(1)
Royal Bank of Scotland PLC	ZAR	300	USD	32	06/19/13	(1)
Royal Bank of Scotland PLC	ZAR	600	USD	64	06/19/13	(2)
Royal Bank of Scotland PLC	ZAR	700	USD	76	06/19/13	(2)
Royal Bank of Scotland PLC	ZAR	700	USD	75	06/19/13	(3)
Royal Bank of Scotland PLC	ZAR	900	USD	96	06/19/13	(4)
Royal Bank of Scotland PLC	ZAR	900	USD	97	06/19/13	(3)
Royal Bank of Scotland PLC	ZAR	1,000	USD	109	06/19/13	(2)
Royal Bank of Scotland PLC	ZAR	1,000	USD	108	06/19/13	(3)
Royal Bank of Scotland PLC	ZAR	1,200	USD	130	06/19/13	(3)
Royal Bank of Scotland PLC	ZAR	1,300	USD	137	06/19/13	(7)
Royal Bank of Scotland PLC	ZAR	1,800	USD	194	06/19/13	(5)
Royal Bank of Scotland PLC	ZAR	2,100	USD	225	06/19/13	(7)
Royal Bank of Scotland PLC	ZAR	2,400	USD	262	06/19/13	(4)
Royal Bank of Scotland PLC	ZAR	6,600	USD	718	06/19/13	(13)
State Street Bank & Trust Co.	USD	39	EUR	30	06/17/13	—
State Street Bank & Trust Co.	USD	53	EUR	40	06/17/13	—
State Street Bank & Trust Co.	USD	26	EUR	20	06/19/13	—
State Street Bank & Trust Co.	USD	411	EUR	315	06/28/13	4
State Street Bank & Trust Co.	USD	46	GBP	30	06/13/13	1
State Street Bank & Trust Co.	USD	15	GBP	10	06/14/13	—
State Street Bank & Trust Co.	USD	8,000	JPY	747,920	05/15/13	(327)
State Street Bank & Trust Co.	EUR	40	USD	52	06/13/13	—
State Street Bank & Trust Co.	EUR	40	USD	52	06/13/13	—
State Street Bank & Trust Co.	EUR	50	USD	65	06/13/13	—
State Street Bank & Trust Co.	EUR	100	USD	130	06/13/13	(1)
State Street Bank & Trust Co.	EUR	2,400	USD	3,128	06/13/13	(33)
State Street Bank & Trust Co.	EUR	340	USD	445	06/14/13	(3)
State Street Bank & Trust Co.	EUR	490	USD	640	06/14/13	(5)
State Street Bank & Trust Co.	EUR	30	USD	39	06/17/13	—
State Street Bank & Trust Co.	EUR	30	USD	39	06/17/13	(1)
State Street Bank & Trust Co.	EUR	50	USD	65	06/17/13	—
State Street Bank & Trust Co.	EUR	60	USD	78	06/17/13	(1)
State Street Bank & Trust Co.	EUR	140	USD	182	06/17/13	(3)
State Street Bank & Trust Co.	EUR	870	USD	1,134	06/17/13	(12)
State Street Bank & Trust Co.	EUR	20	USD	26	06/19/13	—
State Street Bank & Trust Co.	EUR	30	USD	39	06/19/13	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	477

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	EUR	30	USD	39	06/19/13	—
State Street Bank & Trust Co.	EUR	40	USD	52	06/19/13	—
State Street Bank & Trust Co.	EUR	50	USD	65	06/19/13	—
State Street Bank & Trust Co.	EUR	50	USD	65	06/19/13	(1)
State Street Bank & Trust Co.	EUR	840	USD	1,095	06/19/13	(12)
State Street Bank & Trust Co.	EUR	160	USD	209	06/21/13	(2)
State Street Bank & Trust Co.	EUR	160	USD	209	06/24/13	(2)
State Street Bank & Trust Co.	EUR	330	USD	422	06/28/13	(13)
State Street Bank & Trust Co.	EUR	368	USD	473	06/28/13	(12)
State Street Bank & Trust Co.	EUR	900	USD	1,158	06/28/13	(28)
State Street Bank & Trust Co.	GBP	20	USD	31	06/13/13	—
State Street Bank & Trust Co.	GBP	20	USD	30	06/13/13	(1)
State Street Bank & Trust Co.	GBP	30	USD	46	06/13/13	(1)
State Street Bank & Trust Co.	GBP	30	USD	45	06/13/13	(2)
State Street Bank & Trust Co.	GBP	530	USD	795	06/13/13	(28)
State Street Bank & Trust Co.	GBP	120	USD	180	06/14/13	(6)
State Street Bank & Trust Co.	GBP	500	USD	756	06/28/13	(21)
State Street Bank & Trust Co.	JPY	316,543	USD	3,300	05/15/13	53
State Street Bank & Trust Co.	JPY	618,847	USD	6,200	05/15/13	(149)
State Street Bank & Trust Co.	JPY	993,730	USD	10,000	05/15/13	(194)
State Street Bank & Trust Co.	JPY	6,987,293	USD	74,875	05/15/13	3,195
State Street Bank & Trust Co.	JPY	32,000	USD	339	06/28/13	11
State Street Bank & Trust Co.	JPY	11,300	USD	119	07/22/13	3
State Street Bank & Trust Co.	JPY	18,300	USD	193	07/23/13	5
UBS AG	USD	1,693	MXN	21,786	06/27/13	93
UBS AG	ILS	6,336	USD	1,743	05/03/13	(24)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						2,585

Currency Swap Contracts
Counterparty	Fund Receives		Fund Pays		Termination Date	Fair Value $

Deutsche Bank AG	USD	$1,103 plus 3 Month LIBOR	TRY	1,980 plus 6.300%	10/24/21	(58)

Total Fair Value on Open Currency Swap Contracts Premiums Paid (Received) - ($1) (å)						(58)

See accompanying notes which are an integral part of the financial statements.

478	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	BRL	3,300	8.940%	Brazil Interbank Deposit Rate	01/02/17	17
Bank of America	PLN	5,872	4.250%	Six Month WIBOR	09/13/17	152
Bank of America	PLN	390	4.300%	Six Month WIBOR	09/18/17	10
Bank of America	PLN	1,030	3.830%	Six Month WIBOR	11/14/17	(1)
Bank of America	PLN	1,030	Six Month WIBOR	3.605%	11/14/17	(12)
Bank of America	PLN	3,000	3.810%	Six Month WIBOR	11/19/17	38
Bank of America	PLN	3,000	Six Month WIBOR	3.508%	11/19/17	(28)
Bank of America	CLP	25,500	2.130%	Six Month LIBOR	04/23/18	—
Bank of America	CLP	25,500	Six Month LIBOR	4.860%	04/23/18	—
Bank of America	CLP	161,000	Six Month LIBOR	4.930%	04/23/18	(2)
Bank of America	CLP	161,000	2.190%	Six Month LIBOR	04/23/18	—
Bank of America	NZD	799	3.788%	NZD-BBR-Telerate	10/30/22	2
Credit Suisse	BRL	8,200	8.935%	Brazil Interbank Deposit Rate	01/02/17	46
Credit Suisse	AUD	5,500	3.750%	Six Month BBSW	03/15/23	(6)
Credit Suisse	GBP	1,400	Six Month LIBOR	3.000%	03/21/23	(27)
Credit Suisse	USD	2,200	3.000%	Three Month LIBOR	03/21/23	8
Deutsche Bank	PLN	1,060	3.790%	Six Month WIBOR	11/16/17	(1)
Deutsche Bank	PLN	1,060	Six Month WIBOR	3.600%	11/16/17	(12)
Deutsche Bank	NZD	840	4.135%	NZD-BBR-Telerate	02/25/23	23
HSBC	BRL	2,600	8.950%	Brazil Interbank Deposit Rate	01/02/17	14
JPMorgan	MXN	237,000	Mexico Interbank 28 Day Deposit Rate	4.692%	01/28/14	(76)
Morgan Stanley	MXN	2,300	Mexico Interbank 28 Day Deposit Rate	5.000%	02/26/18	(4)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - ($179) (å)						141

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Dow Jones CDX Index	Bank of America	USD	351	5.000%	06/20/18	24
Dow Jones CDX Index	Deutsche Bank	EUR	200	(5.000%)	06/20/18	(35)
Dow Jones CDX Index	Deutsche Bank	EUR	162	(5.000%)	06/20/18	(28)
Dow Jones CDX Index	Deutsche Bank	EUR	300	(1.000%)	06/20/18	8

Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($20)						(31)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

China Government International Bond	Deutsche Bank	0.771%	USD	625	(1.000%	)	09/20/17	(12)
Colombia Government International Bond	Deutsche Bank	1.621%	USD	870	(1.000%	)	09/20/22	14
Croatia Government International Bond	Deutsche Bank	3.003%	USD	550	(1.000%	)	12/20/17	41
Lebanon Government International Bond	JPMorgan	4.366%	USD	1,200	(5.000%	)	12/20/17	(53)
Markit iTraxx Index	JPMorgan	1.006%	EUR	3,750	(1.000%	)	12/20/17	(25)
Mexico Government International Bond	Bank of America	1.545%	USD	750	(1.000%	)	09/20/22	10
Russia Government International Bond	Deutsche Bank	1.482%	USD	2,650	(1.000%	)	09/20/17	18
South Africa Government International Bond	JPMorgan	1.805%	USD	3,250	1.000%		12/20/17	(62)
South Africa Government International Bond	JPMorgan	2.530%	USD	3,250	(1.000%	)	12/20/22	289

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	479

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

Spain Government International Bond	Bank of America	2.631%	USD	1,000	(1.000%	)	09/20/22	124
Thailand Government International Bond	Deutsche Bank	0.779%	USD	500	(1.000%	)	09/20/17	(6)
Turkey Government International Bond	Bank of America	1.421%	USD	2,650	1.000%		12/20/17	(5)

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - $541								333

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $521 (å)								302

Consolidated Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$6,438	$—	$6,438	0.8
Corporate Bonds and Notes	—	62,181	—	62,181	7.3
International Debt	—	15,873	228	16,101	1.9
Loan Agreements	—	25,632	—	25,632	3.0
Mortgage-Backed Securities	—	10,428	—	10,428	1.2
Municipal Bonds	—	3,860	1,265	5,125	0.6
Non-US Bonds	—	34,050	—	34,050	4.0
United States Government Treasuries	—	14,018	—	14,018	1.6
Common Stocks
Consumer Discretionary	33,951	—	—	33,951	4.0
Consumer Staples	8,197	—	—	8,197	0.9
Energy	18,903	—	—	18,903	2.2
Financial Services	72,476	—	—	72,476	8.5
Health Care	14,594	—	66	14,660	1.7
Materials and Processing	22,222	—	—	22,222	2.6
Producer Durables	13,894	—	—	13,894	1.6
Technology	30,669	—	—	30,669	3.6
Utilities	21,019	—	—	21,019	2.5
Investments in Other Funds	1,842	—	—	1,842	0.2
Preferred Stocks	1,888	—	—	1,888	0.2
Options Purchased	30,918	535	—	31,453	3.7
Warrants & Rights	225	—	—	225	— **
Short-Term Investments	—	388,338	—	388,338	45.5
Repurchase Agreements	—	14,033	—	14,033	1.7

Total Investments	270,798	575,386	1,559	847,743	99.3

Securities Sold Short*
Long-Term Investments	—	(4,309)	—	(4,309)	(0.5)
Common Stock	(45,550)	—	—	(45,550)	(4.8)
Investments in Other Funds	(3,653)	—	—	(3,653)	(0.4)
Repurchase Agreements	(4,898)	—	—	(4,898)	(0.6)
Other Assets and Liabilities, Net					7.0

					100.0

See accompanying notes which are an integral part of the financial statements.

480	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Presentation of Portfolio Holdings, continued — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Futures Contracts	$3,210	$—	$—	$3,210	0.4
Options Written	(18,620)	(171)	—	(18,791)	(2.2)
Foreign Currency Exchange Contracts	(55)	2,640	—	2,585	0.3
Currency Swap Contracts	—	(57)	—	(57)	(—	)**
Interest Rate Swap Contracts	—	320	—	320	—	**
Credit Default Swap Contracts	—	(219)	—	(219)	(—	)**

Total Other Financial Instruments***	$(15,465)	$2,513	$—	$(12,952)

*	Refer to Schedule of Investments for detailed sector breakout.
**	Less than .05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30, 2013 were less than 1% of net assets.

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Commodity Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$31,453	$—	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	6,119	—	—
Daily variation margin on futures contracts**	2,374	—	309	1,839	1,674
Interest rate swap contracts, at fair value	—	—	—	310	—
Credit default swap contracts, at fair value	—	528	—	—	—

Total	$33,917	$528	$6,428	$2,149	$1,674

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts**	$288	$—	$168	$809	$1,721
Unrealized depreciation on foreign currency exchange contracts	—	—	3,534	—	—
Options written, at fair value	18,598	—	58	135	—
Interest rate swap contracts, at fair value	—	—	—	169	—
Credit default swap contracts, at fair value	—	226	—	—	—
Currency swap contracts, at fair value	—	—	58	—	—

Total	$18,886	$226	$3,818	$1,113	$1,721

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	481

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Fair Value of Derivative Instruments, continued — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Commodity Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(11,813)	$—	$—	$—	$—
Futures contracts	9,242	—	2,299	(1,516)	(2,075)
Options written	(2,493)	—	—	(59)	—
Interest rate swap contracts	—	—	—	4	—
Credit default swap contracts	—	(1,604)	—	—	—
Currency swap contracts	—	—	2	—	—
Foreign currency-related transactions****	—	—	13,297	—	—

Total	$(5,064)	$(1,604)	$15,598	$(1,571)	$(2,075)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$4,996	$—	$—	$—	$—
Futures contracts	2,578	—	16	996	249
Options written	(8,202)	—	—	(9)	—
Interest rate swap contracts	—	—	—	343	—
Credit default swap contracts	—	315	—	—	—
Currency swap contracts	—	—	(44)	—	—
Foreign currency-related transactions******	—	—	2,560	—	—

Total	$628	$315	$2,532	$1,330	$249

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
***	Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
****	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*****	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.
******	Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

482	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$803,803
Investments, at fair value******	847,743
Cash (restricted)(a)(b)(c)	14,746
Deposits with brokers for securities sold short	44,425
Foreign currency holdings*	35,041
Unrealized appreciation on foreign currency exchange contracts	6,119
Receivables:
Dividends and interest	2,780
Dividends from affiliated Russell funds	32
Investments sold	15,905
Fund shares sold	4,065
From affiliates	58
Variation margin on futures contracts	25,349
Prepaid expenses	183
Interest rate swap contracts, at fair value****	310
Credit default swap contracts, at fair value***	528

Total assets	997,284

Liabilities
Payables:
Due to custodian	1,160
Due to broker(d)	4,645
Deposits owed to brokers for securities sold short	3,541
Investments purchased	53,954
Fund shares redeemed	309
Accrued fees to affiliates	1,227
Variation margin on futures contracts	1,388
Dividends for securities sold short	149
Unrealized depreciation on foreign currency exchange contracts	3,534
Options written, at fair value**	18,791
Securities sold short, at fair value*****	54,101
Interest rate swap contracts, at fair value****	169
Credit default swap contracts, at fair value***	226
Currency swap contracts, at fair value*******	58

Total liabilities	143,252

Net Assets	$854,032

(†)	The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	483

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†), continued — April 30, 2013 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,912)
Accumulated net realized gain (loss)	(3,965)
Unrealized appreciation (depreciation) on:
Investments	43,940
Futures contracts	3,210
Options written	(7,948)
Interest rate swap contracts	320
Credit default swap contracts	(219)
Currency swap contracts	(57)
Securities sold short	(2,960)
Foreign currency-related transactions	2,753
Shares of beneficial interest	821
Additional paid-in capital	820,049

Net Assets	$854,032

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.38
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.01
Class A — Net assets	$2,534,603
Class A — Shares outstanding ($.01 par value)	244,190
Net asset value per share: Class C(#)	$10.33
Class C — Net assets	$5,040,055
Class C — Shares outstanding ($.01 par value)	487,969
Net asset value per share: Class E(#)	$10.38
Class E — Net assets	$15,304,246
Class E — Shares outstanding ($.01 par value)	1,474,279
Net asset value per share: Class S(#)	$10.40
Class S — Net assets	$502,442,408
Class S — Shares outstanding ($.01 par value)	48,318,574
Net asset value per share: Class Y(#)	$10.42
Class Y — Net assets	$328,710,568
Class Y — Shares outstanding ($.01 par value)	31,558,461
Amounts in thousands

* Foreign currency holdings-cost	$34,900
** Premiums received on options written	$10,843
*** Credit default swap contracts-premiums paid (received)	$521
**** Interest rate swap contracts-premiums paid (received)	$(179)
***** Proceeds on securities sold short	$51,141
******Investments in affiliates, Russell U.S. Cash Management Fund	$279,939
******* Currency swap contracts-premiums paid (received)	$(1)
(a) Cash Collateral for Futures	$2,310
(b) Cash Collateral for Swaps	$12,261
(c) Cash Collateral for Options	$175

(d) Due to Broker for Options	$4,645

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

(†)	The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

484	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,946
Dividends from affiliated Russell funds	189
Interest	4,127

Total investment income	6,262

Expenses
Advisory fees	6,205
Administrative fees	200
Custodian fees	248
Distribution fees - Class A	2
Distribution fees - Class C	11
Transfer agent fees - Class A	2
Transfer agent fees - Class C	3
Transfer agent fees - Class E	14
Transfer agent fees - Class S	448
Transfer agent fees - Class Y	7
Professional fees	89
Registration fees	52
Shareholder servicing fees - Class C	4
Shareholder servicing fees - Class E	18
Trustees’ fees	12
Printing fees	43
Dividends from securities sold short	337
Interest expense paid on securities sold short	271
Organizational fees	92
Miscellaneous	14

Expenses before reductions	8,072
Expense reductions	(323)

Net expenses	7,749

Net investment income (loss)	(1,487)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(7,514)
Futures contracts	7,950
Options written	(2,552)
Interest rate swap contracts	4
Credit default swap contracts	(1,604)
Currency swap contracts	2
Securities sold short	(8,747)
Foreign currency-related transactions	8,911

Net realized gain (loss)	(3,550)

Net change in unrealized appreciation (depreciation) on:
Investments	42,784
Futures contracts	3,839
Options written	(8,211)
Interest rate swap contracts	343
Credit default swap contracts	315
Currency swap contracts	(44)
Securities sold short	(2,425)
Foreign currency-related transactions	3,573

Net change in unrealized appreciation (depreciation)	40,174

Net realized and unrealized gain (loss)	36,624

Net Increase (Decrease) in Net Assets from Operations	$35,137

(†)	The Statement of Operations is consolidated and includes the balances of Russell Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to Note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	485

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statements of Changes in Net Assets(†)

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Period Ended October 31, 2012 (1)
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(1,487)	$(78)
Net realized gain (loss)	(3,550)	(2,818)
Net change in unrealized appreciation (depreciation)	40,174	(1,135)

Net increase (decrease) in net assets from operations	35,137	(4,031)

Share Transactions*
Net increase (decrease) in net assets from share transactions	83,523	739,403

Total Net Increase (Decrease) in Net Assets	118,660	735,372

Net Assets
Beginning of period	735,372	—

End of period	$854,032	$735,372

Undistributed (overdistributed) net investment income included in net assets	$(1,912)	$(425)

(1)	For the period August, 7, 2012 (commencement of operations) to October 31, 2012.
(†)	The Statement of Changes in Net Assets is consolidated and includes the balances of Russell Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to Note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

486	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Statements of Changes in Net Assets(†), continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012 (1)
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	243	$2,463	28	$280
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(27)	(274)	—	—

Net increase (decrease)	216	2,189	28	280

Class C
Proceeds from shares sold	363	3,675	162	1,617
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(26)	(272)	(10)	(104)

Net increase (decrease)	337	3,403	152	1,513

Class E
Proceeds from shares sold	215	2,183	1,374	13,735
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(88)	(891)	(27)	(267)

Net increase (decrease)	127	1,292	1,347	13,468

Class S
Proceeds from shares sold	11,265	114,419	42,036	420,487
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(3,495)	(35,477)	(1,487)	(14,857)

Net increase (decrease)	7,770	78,942	40,549	405,630

Class Y
Proceeds from shares sold	1,067	10,839	32,082	321,452
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(1,297)	(13,142)	(294)	(2,940)

Net increase (decrease)	(230)	(2,303)	31,788	318,512

Total increase (decrease)	8,220	$83,523	73,864	$739,403

(1)	For the period August, 7, 2012 (commencement of operations) to October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	487

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Net Asset Value, End of Period
Class A
April 30, 2013*	9.95	(.03)	.46	.43	10.38
October 31, 2012(7)	10.00	(.01)	(.04)	(.05)	9.95
Class C
April 30, 2013*	9.94	(.07)	.46	.39	10.33
October 31, 2012(7)	10.00	(.03)	(.03)	(.06)	9.94
Class E
April 30, 2013*	9.95	(.03)	.46	.43	10.38
October 31, 2012(7)	10.00	(.01)	(.04)	(.05)	9.95
Class S
April 30, 2013*	9.95	(.02)	.47	.45	10.40
October 31, 2012(7)	10.00	— (f)	(.05)	(.05)	9.95
Class Y
April 30, 2013*	9.96	(.01)	.47	.46	10.42
October 31, 2012(7)	10.00	— (f)	(.04)	(.04)	9.96

See accompanying notes which are an integral part of the financial statements.

488	Russell Multi-Strategy Alternative Fund

% Total Return(b)(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(g)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

4.32	2,535	2.38	2.29	(.66)	155
(.50)	279	2.47	2.39	(.42)	97

3.92	5,040	3.13	3.04	(1.42)	155
(.60)	1,505	3.20	3.12	(1.51)	97

4.32	15,304	2.37	2.29	(.70)	155
(.50)	13,401	2.52	2.43	(.62)	97

4.52	502,442	2.13	2.04	(.45)	155
(.50)	403,576	2.23	2.15	(.18)	97

4.62	328,711	1.93	1.84	(.26)	155
(.40)	316,611	2.03	1.96	.14	97

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund	489

Russell Investment Company

Russell Strategic Call Overwriting Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,065.80	$1,019.98
Expenses Paid During Period*	$4.97	$4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

490	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 90.2%
Consumer Discretionary - 12.7%
Aaron’s, Inc. Class A	813	23
Abercrombie & Fitch Co. Class A	705	35
Advance Auto Parts, Inc.	242	20
Amazon.com, Inc. (Æ)	2,145	544
AMC Networks, Inc. Class A (Æ)	208	13
Apollo Group, Inc. Class A (Æ)	942	17
Ascena Retail Group, Inc. (Æ)	2,028	38
AutoNation, Inc. (Æ)	793	36
Avon Products, Inc.	3,858	89
Bally Technologies, Inc. (Æ)	834	44
Best Buy Co., Inc.	2,196	57
Big Lots, Inc. (Æ)	981	36
Cablevision Systems Corp. Class A	2,094	31
CarMax, Inc. (Æ)	2,143	99
Carter’s, Inc. (Æ)	1,246	81
Charter Communications, Inc. Class A (Æ)	238	24
Choice Hotels International, Inc.	717	28
Cinemark Holdings, Inc.	781	24
Comcast Corp. Class A	15,330	633
Costco Wholesale Corp.	3,082	334
Darden Restaurants, Inc.	1,646	85
DIRECTV (Æ)	4,121	233
Dollar General Corp. (Æ)	2,083	109
DR Horton, Inc.	2,712	71
DreamWorks Animation SKG, Inc. Class A (Æ)	725	14
DSW, Inc. Class A	479	32
Dunkin’ Brands Group, Inc.	958	37
eBay, Inc. (Æ)	6,241	327
Expedia, Inc.	692	39
Family Dollar Stores, Inc.	1,048	64
Ford Motor Co.	23,278	319
Fortune Brands Home & Security, Inc. (Æ)	621	23
Fossil, Inc. (Æ)	397	39
GameStop Corp. Class A	1,714	60
Gannett Co., Inc.	2,937	59
Gentex Corp.	1,627	37
Goodyear Tire & Rubber Co. (The) (Æ)	2,724	34
H&R Block, Inc.	2,631	73
Harman International Industries, Inc.	482	22
Hasbro, Inc.	1,950	92
Home Depot, Inc.	8,950	657
International Game Technology	2,651	45
Interpublic Group of Cos., Inc. (The)	3,532	49
ITT Educational Services, Inc. (Æ)	191	3
JC Penney Co., Inc. (Æ)	1,168	19
Lamar Advertising Co. Class A (Æ)	451	21
Lear Corp.	1,437	83
Leggett & Platt, Inc.	680	22
Lennar Corp. Class A	1,991	82
Liberty Media Corp. - Interactive (Æ)	2,762	59
Madison Square Garden Co. (The) Class A (Æ)	323	19
McDonald’s Corp.	5,971	610
Michael Kors Holdings, Ltd. (Æ)	481	27

	Principal Amount ($) or Shares	Fair Value $
Netflix, Inc. (Æ)	367	79
Newell Rubbermaid, Inc.	1,515	40
News Corp. Class A	12,491	387
Nielsen Holdings NV	237	8
Nike, Inc. Class B	4,702	299
Nu Skin Enterprises, Inc. Class A	284	14
Pandora Media, Inc. (Æ)	937	13
PulteGroup, Inc. (Æ)	2,943	62
PVH Corp.	797	92
Regal Entertainment Group Class A	1,672	30
Sally Beauty Holdings, Inc. (Æ)	1,330	40
Scripps Networks Interactive, Inc. Class A	1,021	68
Starbucks Corp.	4,137	252
Target Corp.	4,846	342
Tempur-Pedic International, Inc. (Æ)	219	11
Tiffany & Co.	1,156	85
Time Warner, Inc.	6,059	362
TJX Cos., Inc.	5,458	266
TripAdvisor, Inc. (Æ)	769	40
Urban Outfitters, Inc. (Æ)	1,573	65
Visteon Corp. (Æ)	226	13
Wal-Mart Stores, Inc. (☐)	9,080	707
Walt Disney Co. (The)	10,256	645
Washington Post Co. (The) Class B	66	29
Whirlpool Corp.	556	64
Wyndham Worldwide Corp.	1,962	118

		9,802

Consumer Staples - 8.5%
Altria Group, Inc.	14,720	537
Bunge, Ltd.	647	47
Campbell Soup Co.	3,540	164
Coca-Cola Co. (The) (☐)	22,028	933
Colgate-Palmolive Co.	3,026	361
Constellation Brands, Inc. Class A (Æ)	969	48
CVS Caremark Corp.	7,136	415
Dean Foods Co. (Æ)	1,350	26
GNC Holdings, Inc. Class A	545	25
Green Mountain Coffee Roasters, Inc. (Æ)	268	15
Herbalife, Ltd.	359	14
Hillshire Brands Co.	755	27
Hormel Foods Corp.	3,024	125
Kimberly-Clark Corp.	2,919	301
Kraft Foods Group, Inc. (Æ)	3,862	199
Molson Coors Brewing Co. Class B	1,487	77
Mondelez International, Inc. Class A	10,761	338
PepsiCo, Inc. (☐)	9,581	790
Philip Morris International, Inc. (☐)	9,049	865
Procter & Gamble Co. (The) (☐)	14,110	1,084
Safeway, Inc.	2,324	52
Tyson Foods, Inc. Class A	2,568	63

		6,506

Energy - 9.3%
Anadarko Petroleum Corp.	3,508	297
Apache Corp.	3,229	239
Cheniere Energy, Inc. (Æ)	1,236	35

Russell Strategic Call Overwriting Fund	491

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Chevron Corp. (☐)	11,310	1,381
Cobalt International Energy, Inc. (Æ)	440	12
ConocoPhillips	9,268	560
CONSOL Energy, Inc.	1,754	59
Denbury Resources, Inc. (Æ)	5,120	92
Diamond Offshore Drilling, Inc.	1,121	77
EXCO Resources, Inc.	1,654	12
Exxon Mobil Corp. (☐)	24,374	2,170
First Solar, Inc. (Æ)	501	23
Halliburton Co.	7,617	326
Helmerich & Payne, Inc.	1,227	72
HollyFrontier Corp.	948	47
Kosmos Energy, Ltd. (Æ)	1,026	11
Nabors Industries, Ltd.	3,471	51
National Oilwell Varco, Inc.	2,857	186
Newfield Exploration Co. (Æ)	1,388	30
Occidental Petroleum Corp.	5,447	486
Peabody Energy Corp.	1,825	37
QEP Resources, Inc.	1,612	46
Rowan Companies PLC (Æ)	1,570	51
Schlumberger, Ltd. (☐)	8,398	625
SM Energy Co.	493	30
Superior Energy Services, Inc. (Æ)	1,073	30
Tesoro Corp.	1,113	59
Ultra Petroleum Corp. (Æ)	832	18
Whiting Petroleum Corp. (Æ)	1,117	50
WPX Energy, Inc. (Æ)	2,077	32

		7,144

Financial Services - 16.1%
Affiliated Managers Group, Inc. (Æ)	867	135
Alliance Data Systems Corp. (Æ)	375	64
American Campus Communities, Inc. (ö)	1,297	58
American Capital Agency Corp. (ö)	1,397	47
American Express Co.	8,212	562
American International Group, Inc. (Æ)	8,770	363
Apartment Investment & Management Co. Class A (ö)	2,311	72
Ares Capital Corp.	3,489	63
Assurant, Inc.	1,255	60
Bank of America Corp.	57,159	704
Berkshire Hathaway, Inc. Class B (Æ)(☐)	10,016	1,064
CapitalSource, Inc.	2,125	19
CBRE Group, Inc. Class A (Æ)	3,976	96
Chimera Investment Corp. (ö)	2,226	7
Cincinnati Financial Corp.	4,053	198
Citigroup, Inc.	15,471	722
Comerica, Inc.	2,923	106
DDR Corp. (ö)	6,591	121
Digital Realty Trust, Inc. (ö)	593	42
Duke Realty Corp. (ö)	4,212	74
Dun & Bradstreet Corp. (The)	393	35
E*Trade Financial Corp. (Æ)	4,055	42
Eaton Vance Corp.	3,867	154
Equifax, Inc.	1,139	70
Federal Realty Investment Trust (ö)	1,153	135
Federated Investors, Inc. Class B	2,001	46

	Principal Amount ($) or Shares	Fair Value $
Fidelity National Financial, Inc. Class A	4,096	110
Fidelity National Information Services, Inc.	2,319	98
First Horizon National Corp.	3,802	40
Genworth Financial, Inc. Class A (Æ)	4,514	45
Goldman Sachs Group, Inc. (The)	2,678	391
Hudson City Bancorp, Inc.	5,916	49
Huntington Bancshares, Inc.	11,657	84
JPMorgan Chase & Co. (☐)	19,843	973
Kilroy Realty Corp. (ö)	1,430	81
Legg Mason, Inc.	2,165	69
Lender Processing Services, Inc.	708	20
Leucadia National Corp.	2,584	80
Lincoln National Corp.	3,179	108
Macerich Co. (The) (ö)	1,138	80
Mastercard, Inc. Class A	658	364
MBIA, Inc. (Æ)	504	5
MetLife, Inc.	6,782	264
NASDAQ OMX Group, Inc. (The)	2,333	69
NYSE Euronext	3,004	117
Old Republic International Corp.	1,160	16
People’s United Financial, Inc.	6,651	88
Plum Creek Timber Co., Inc. (ö)	2,000	103
Raymond James Financial, Inc.	1,908	79
Realty Income Corp. (ö)	1,467	75
RenaissanceRe Holdings, Ltd.	1,137	107
SEI Investments Co.	2,715	78
Simon Property Group, Inc. (ö)	2,569	457
SL Green Realty Corp. (ö)	803	73
StanCorp Financial Group, Inc.	420	18
Synovus Financial Corp.	8,193	22
Taubman Centers, Inc. (ö)	1,240	106
TD Ameritrade Holding Corp.	4,432	88
Torchmark Corp.	2,123	132
Total System Services, Inc.	2,598	61
Unum Group	6,038	168
US Bancorp	13,270	442
Visa, Inc. Class A	3,172	534
Waddell & Reed Financial, Inc. Class A	2,936	126
Weingarten Realty Investors (ö)	2,356	80
Wells Fargo & Co. (☐)	29,465	1,118
WR Berkley Corp.	1,829	79
XL Group PLC Class A	3,586	112
Zions Bancorporation	4,152	102

		12,370

Health Care - 10.9%
Abbott Laboratories	8,513	314
AbbVie, Inc.	8,513	392
Allscripts Healthcare Solutions, Inc. (Æ)	993	14
Amgen, Inc.	4,568	476
Baxter International, Inc.	4,204	294
Biogen Idec, Inc. (Æ)	1,744	382
Bristol-Myers Squibb Co.	9,054	360
Bruker Corp. (Æ)	746	13
CareFusion Corp. (Æ)	2,178	73
Catamaran Corp. (Æ)	762	44
Coventry Health Care, Inc.	1,071	53

492	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Dentsply International, Inc.	2,494	106
Eli Lilly & Co.	6,412	355
Express Scripts Holding Co. (Æ)	4,536	269
Gilead Sciences, Inc. (Æ)	8,082	409
HCA Holdings, Inc.	842	34
Health Net, Inc. (Æ)	409	12
Henry Schein, Inc. (Æ)	1,290	117
Hill-Rom Holdings, Inc.	428	15
Hospira, Inc. (Æ)	1,347	45
IDEXX Laboratories, Inc. (Æ)	612	54
Incyte Corp., Ltd. (Æ)	500	11
Johnson & Johnson (☐)	15,478	1,318
Medivation, Inc. (Æ)	424	22
Medtronic, Inc.	8,389	392
Merck & Co., Inc. (☐)	16,419	772
Myriad Genetics, Inc. (Æ)	401	11
Patterson Cos., Inc.	2,093	79
PerkinElmer, Inc.	2,794	86
Pfizer, Inc. (☐)	40,711	1,183
Regeneron Pharmaceuticals, Inc. (Æ)	370	80
ResMed, Inc.	905	43
Sirona Dental Systems, Inc. (Æ)	468	34
Tenet Healthcare Corp. (Æ)	1,398	63
United Therapeutics Corp. (Æ)	369	25
UnitedHealth Group, Inc.	6,346	380
Varian Medical Systems, Inc. (Æ)	1,286	84
Warner Chilcott PLC Class A	499	7

		8,421

Materials and Processing - 3.3%
Airgas, Inc.	844	82
Albemarle Corp.	615	38
Allegheny Technologies, Inc.	1,360	37
Ball Corp.	2,047	90
Bemis Co., Inc.	1,486	58
Cabot Corp.	555	21
Cliffs Natural Resources, Inc.	1,253	27
Commercial Metals Co.	1,364	20
Domtar Corp.	329	23
Dow Chemical Co. (The)	7,301	248
EI du Pont de Nemours & Co.	5,841	318
FMC Corp.	1,611	98
Freeport-McMoRan Copper & Gold, Inc.	6,025	183
Huntsman Corp.	1,323	25
International Flavors & Fragrances, Inc.	861	66
Kronos Worldwide, Inc.	478	8
Lennox International, Inc.	252	16
Masco Corp.	3,011	59
MeadWestvaco Corp.	1,933	67
Monsanto Co.	3,711	396
Owens-Illinois, Inc. (Æ)	1,379	36
Packaging Corp. of America	995	47
Praxair, Inc.	2,502	286
Reliance Steel & Aluminum Co.	589	38
Rockwood Holdings, Inc.	821	53
Sealed Air Corp.	1,407	31
Southern Copper Corp.	1,575	52

	Principal Amount ($) or Shares	Fair Value $
Steel Dynamics, Inc.	1,639	25
Tahoe Resources, Inc. (Æ)	173	3
United States Steel Corp.	1,624	29
Vulcan Materials Co.	817	41

		2,521

Producer Durables - 9.5%
3M Co.	4,620	483
Accenture PLC Class A	3,913	319
AGCO Corp.	898	48
Allison Transmission Holdings, Inc.	500	11
Ametek, Inc.	1,493	61
Avery Dennison Corp.	1,187	49
Boeing Co. (The)	4,758	435
Booz Allen Hamilton Holding Corp. Class A	65	1
Caterpillar, Inc.	4,430	375
Chicago Bridge & Iron Co. NV	461	25
Cintas Corp.	1,276	57
Copa Holdings SA Class A	52	7
Delta Air Lines, Inc. (Æ)	1,496	26
Emerson Electric Co.	6,226	346
Flir Systems, Inc.	1,971	48
Flowserve Corp.	901	142
GATX Corp.	511	26
General Cable Corp. (Æ)	830	29
General Electric Co. (☐)	53,459	1,191
Genpact, Ltd.	676	13
GrafTech International, Ltd. (Æ)	858	6
Harsco Corp.	1,543	34
Honeywell International, Inc.	5,476	403
IDEX Corp.	2,248	117
IHS, Inc. Class A (Æ)	144	14
Iron Mountain, Inc.	1,867	71
Jacobs Engineering Group, Inc. (Æ)	2,018	102
Joy Global, Inc.	1,124	64
Kennametal, Inc.	1,039	42
L-3 Communications Holdings, Inc. Class 3	1,630	132
Matson, Inc.	892	21
Mettler-Toledo International, Inc. (Æ)	508	106
Navistar International Corp. (Æ)	312	10
Oshkosh Corp. (Æ)	638	25
Pall Corp.	1,518	101
Pitney Bowes, Inc.	2,023	28
Quanta Services, Inc. (Æ)	1,940	53
Robert Half International, Inc.	1,651	54
Rockwell Collins, Inc.	1,972	124
RR Donnelley & Sons Co.	1,424	18
Ryder System, Inc.	494	29
Snap-on, Inc.	769	66
Southwest Airlines Co.	4,139	57
Teekay Corp.	526	19
Textron, Inc.	2,227	57
Tidewater, Inc.	344	18
TransDigm Group, Inc.	332	49
Trimble Navigation, Ltd. (Æ)	1,732	50
Union Pacific Corp.	3,294	486
United Parcel Service, Inc. Class B	5,379	462

Russell Strategic Call Overwriting Fund	493

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

United Technologies Corp.	5,616	512
URS Corp.	512	22
Waters Corp. (Æ)	1,678	155
WESCO International, Inc. (Æ)	875	63
Xylem, Inc.	2,411	67

		7,329

Technology - 13.9%
Advanced Micro Devices, Inc. (Æ)	5,010	14
Akamai Technologies, Inc. (Æ)	1,200	53
Ansys, Inc. (Æ)	309	25
AOL, Inc.	413	16
Apple, Inc. (☐)	4,652	2,059
Avago Technologies, Ltd. Class A	839	27
Avnet, Inc. (Æ)	1,478	48
BMC Software, Inc. (Æ)	2,129	97
Cadence Design Systems, Inc. (Æ)	4,432	61
Cisco Systems, Inc.	27,749	581
Computer Sciences Corp.	949	44
Cree, Inc. (Æ)	576	33
Electronic Arts, Inc. (Æ)	3,031	53
EMC Corp. (Æ)	12,547	281
Facebook, Inc. Class A (Æ)	275	8
Fairchild Semiconductor International, Inc. Class A (Æ)	2,302	30
Fortinet, Inc. (Æ)	757	14
Freescale Semiconductor, Ltd. (Æ)	543	8
Fusion-io, Inc. (Æ)	550	10
Google, Inc. Class A (Æ)(☐)	1,356	1,118
Harris Corp.	1,332	62
Hewlett-Packard Co.	10,709	221
IAC/InterActiveCorp	410	19
Informatica Corp. (Æ)	531	17
Intel Corp. (☐)	26,046	624
International Business Machines Corp. (☐)	5,487	1,111
Jabil Circuit, Inc.	2,062	37
JDS Uniphase Corp. (Æ)	3,969	54
Lam Research Corp. (Æ)	1,621	75
Linear Technology Corp.	4,274	156
LinkedIn Corp. Class A (Æ)	183	35
LSI Corp. (Æ)	5,065	33
Marvell Technology Group, Ltd.	1,954	21
Maxim Integrated Products, Inc.	1,820	56
Microchip Technology, Inc.	2,564	93
Micron Technology, Inc. (Æ)	7,807	74
Microsoft Corp. (☐)	40,184	1,330
Molex, Inc.	2,768	76
NetSuite, Inc. (Æ)	320	28
NeuStar, Inc. Class A (Æ)	844	37
Oracle Corp. (☐)	21,559	707
QUALCOMM, Inc. (☐)	9,380	578
Riverbed Technology, Inc. (Æ)	485	7
SAIC, Inc.	3,603	54
SBA Communications Corp. Class A (Æ)	1,440	114
Skyworks Solutions, Inc. (Æ)	674	15

	Principal Amount ($) or Shares		Fair Value $
SolarWinds, Inc. (Æ)	314		16
Splunk, Inc. (Æ)	453		18
Teradyne, Inc. (Æ)	2,531		42
Texas Instruments, Inc.	7,670		278
VeriSign, Inc. (Æ)	1,322		61
Vishay Intertechnology, Inc. (Æ)	1,240		17
VMware, Inc. Class A (Æ)	362		26
Zynga, Inc. Class A (Æ)	1,760		6

			10,678

Utilities - 6.0%
AGL Resources, Inc.	1,337		59
Ameren Corp.	4,785		173
AT&T, Inc. (☐)	31,304		1,172
Calpine Corp. (Æ)	2,233		49
Clearwire Corp. Class A (Æ)	1,694		6
CMS Energy Corp.	8,171		245
Duke Energy Corp.	5,053		380
Exelon Corp.	5,956		223
Frontier Communications Corp.	4,965		21
Integrys Energy Group, Inc.	1,111		68
NII Holdings, Inc. (Æ)	544		5
NiSource, Inc.	5,272		162
NRG Energy, Inc.	2,835		79
Pepco Holdings, Inc.	4,275		97
Pinnacle West Capital Corp.	2,955		180
Questar Corp.	2,916		74
SCANA Corp.	3,235		175
Southern Co.	8,452		407
TECO Energy, Inc.	7,299		140
Verizon Communications, Inc. (☐)	15,910		857
Windstream Corp.	3,118		27

			4,599

Total Common Stocks (cost $61,624)			69,370

Short-Term Investments - 12.9%
Russell U.S. Cash Management Fund	9,946,627	(¥)	9,947

Total Short-Term Investments (cost $9,947)			9,947

Total Investments - 103.1% (identified cost $71,571)			79,317

Other Assets and Liabilities, Net - (3.1%)			(2,414)

Net Assets - 100.0%			76,903

See accompanying notes which are an integral part of the financial statements.

494	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	84	USD	6,687	06/13	150

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					150

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

S&P 500 Index	Call	45	560.00	USD	5	05/01/13	(166)
S&P 500 Index	Call	60	550.00	USD	6	05/10/13	(291)
S&P 500 Index	Call	45	575.00	USD	5	05/10/13	(121)
S&P 500 Index	Call	60	550.00	USD	6	05/18/13	(286)
S&P 500 Index	Call	140	585.00	USD	14	05/18/13	(304)
S&P 500 Index	Call	125	615.00	USD	13	05/31/13	(130)

Total Liability for Options Written (premiums received $842) (å)							(1,298)

Transactions in options written contracts for the period ended April 30, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	407	$454
Opened	8,443	10,394
Closed	(8,375)	(10,006)
Expired	—	—

Outstanding April 30, 2013	475	$842

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund	495

Russell Investment Company

Russell Strategic Call Overwriting Fund

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Amounts in thousands

	Fair Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$9,802	$—	$—	$9,802	12.7
Consumer Staples	6,506	—	—	6,506	8.5
Energy	7,144	—	—	7,144	9.3
Financial Services	12,370	—	—	12,370	16.1
Health Care	8,421	—	—	8,421	10.9
Materials and Processing	2,521	—	—	2,521	3.3
Producer Durables	7,329	—	—	7,329	9.5
Technology	10,678	—	—	10,678	13.9
Utilities	4,599	—	—	4,599	6.0
Short-Term Investments	—	9,947	—	9,947	12.9

Total Investments	69,370	9,947	—	79,317	103.1

Other Assets and Liabilities, Net					(3.1)

					100.0

Other Financial Instruments
Futures Contracts	150	—	—	150	0.2
Options Written	(1,002)	(296)	—	(1,298)	(1.7)

Total Other Financial Instruments*	$(852)	$(296)	$—	$(1,148)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2013, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

496	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Fair Value of Derivative Instruments — April 30, 2013 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$150

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$1,298

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$563
Options written	(4,028)

Total	$(3,465)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$183
Options written	(629)

Total	$(446)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund	497

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$71,571
Investments, at fair value*	79,317
Cash (restricted) (a)	450
Receivables:
Dividends and interest	66
Dividends from affiliated Russell funds	1
Investments sold	27
Fund shares sold	42
From affiliates	12
Daily variation margin on futures contracts	17
Prepaid expenses	47

Total assets	79,979

Liabilities
Payables:
Due to broker (b)	1,654
Investments purchased	80
Fund shares redeemed	13
Accrued fees to affiliates	23
Other accrued expenses	8
Options written, at fair value**	1,298

Total liabilities	3,076

Net Assets	$76,903

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$30
Accumulated net realized gain (loss)	(3,575)
Unrealized appreciation (depreciation) on:
Investments	7,746
Futures contracts	150
Options written	(456)
Shares of beneficial interest	73
Additional paid-in capital	72,935

Net Assets	$76,903

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$10.58
Class S — Net assets	$76,903,176
Class S — Shares outstanding ($.01 par value)	7,271,274
Amounts in thousands

* Investments in affiliates, Russell U.S. Cash Management Fund	$9,947
** Premiums received on options written	$842
(a) Cash Collateral for Futures	$450
(b) Due to Broker for Options	$1,654

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

498	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$749
Dividends from affiliated Russell funds	4

Total investment income	753

Expenses
Advisory fees	273
Administrative fees	16
Custodian fees	10
Transfer agent fees - Class S	68
Professional fees	41
Registration fees	17
Trustees’ fees	1
Printing fees	7
Organizational costs	54
Miscellaneous	2

Expenses before reductions	489
Expense reductions	(158)

Net expenses	331

Net investment income (loss)	422

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	18
Futures contracts	563
Options written	(4,028)

Net realized gain (loss)	(3,447)

Net change in unrealized appreciation (depreciation) on:
Investments	8,049
Futures contracts	183
Options written	(629)

Net change in unrealized appreciation (depreciation)	7,603

Net realized and unrealized gain (loss)	4,156

Net Increase (Decrease) in Net Assets from Operations	$4,578

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund	499

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012(1)
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$422	$78
Net realized gain (loss)	(3,447)	300
Net change in unrealized appreciation (depreciation)	7,603	(163)

Net increase (decrease) in net assets from operations	4,578	215

Distributions
From net investment income
Class S	(472)	(44)
From net realized gain
Class S	(428)	—

Net decrease in net assets from distributions	(900)	(44)

Share Transactions*
Net increase (decrease) in net assets from share transactions	13,284	59,770

Total Net Increase (Decrease) in Net Assets	16,962	59,941

Net Assets
Beginning of period	59,941	—

End of period	$76,903	$59,941

Undistributed (overdistributed) net investment income included in net assets	$30	$80

(1)	For the period August 16, 2012 (commencement of operations) to October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

500	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012(1)
	Shares	Dollars	Shares	Dollars

Class S
Proceeds from shares sold	1,557	$15,792	6,046	$60,664
Proceeds from reinvestment of distributions	90	900	4	43
Payments for shares redeemed	(333)	(3,408)	(93)	(937)

Total increase (decrease)	1,314	$13,284	5,957	$59,770

(1)	For the period August 16, 2012 (commencement of operations) to October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund	501

Russell Investment Company

Russell Strategic Call Overwriting Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class S
April 30, 2013*	10.06	.06	.59	.65	(.07)	(.06)
October 31, 2012(8)	10.00	.02	.05	.07	(.01)	—

See accompanying notes which are an integral part of the financial statements.

502	Russell Strategic Call Overwriting Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(b)

(.13)	10.58	6.58	76,903	1.43	.97	1.24	—
(.01)	10.06	.68	59,941	1.88	.97	.73	—

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund	503

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — April 30, 2012 (Unuadited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(¥)	Unrounded units
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(☐)	All or a portion of the shares of this security are held as collateral in connection with options written contracts.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBR - Bank Bill Rate

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Bank

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

NZD - New Zealand Dollar

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

504	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Schedules of Investments, continued — April 30, 2012 (Unuadited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	505

Russell Investment Company

Russell Funds

Notes to Financial Highlights — April 30, 2013 (Unaudited)

*	For the period ended April 30, 2013 (Unaudited).
(1)	For the period September 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period September 26, 2008 (commencement of operations) to October 31, 2008.
(3)	For the period June 1, 2010 (commencement of operations) to October 31, 2010.
(4)	For the period July 1, 2010 (commencement of operations) to October 31, 2010.
(5)	For the period October 1, 2010 (commencement of operations) to October 31, 2010.
(6)	For the period February 7, 2012 (commencement of operations) to October 31, 2012.
(7)	For the period August 7, 2012 (commencement of operations) to October 31, 2012.
(8)	For the period August 16, 2012 (commencement of operations) to October 31, 2012.
(a)	Average daily shares outstanding were used for this calculation.
(b)	The ratios for periods less than one year are not annualized.
(c)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and/or Russell Fund Services Company (“RFSC”), and for certain funds, custody credit arrangements.
(e)	The ratios for periods less than one year are annualized.
(f)	Less than $.01 per share.
(g)	For the Russell U.S. Defensive Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2013	1.13%	1.88%	1.10%	0.80%	0.88%	0.68%
October 31, 2012	1.09%	1.83%	1.03%	0.76%	0.83%	0.65%
October 31, 2011	1.08%	1.83%	1.01%	0.75%	0.83%	0.65%
October 31, 2010	1.06%	1.81%	0.95%	0.71%	0.81%	0.64%
October 31, 2009	1.07%	1.81%	0.94%	0.69%	0.82%	0.64%
October 31, 2008	1.09%	1.84%	0.94%	0.71%	0.83%	0.65%

For the Russell U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2013	1.37%	2.11%	1.36%	0.98%	1.12%	0.92%

For the Russell U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S
April 30, 2013	1.10%	1.85%	1.10%	0.85%
October 31, 2012	1.10%	1.85%	1.10%	0.85%

For the Russell U.S. Multi-Strategy Alternative Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S	Class Y
April 30, 2013	2.13%	2.88%	2.14%	1.89%	1.69%
October 31, 2012	2.20%	2.93%	2.16%	1.96%	1.75%

(h)	Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.

See accompanying notes which are an integral part of the financial statements.

506	Notes to Financial Highlights

Russell Investment Company

Russell Funds

Notes to Financial Statements — April 30, 2013 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as Funds. These financial statements report on 22 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements	507

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationship. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain

508	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell Global Equity, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Tax Exempt Bond, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds had no transfers between Levels 1, 2 and 3 for the period ended April 30, 2013.

The Russell International Developed Fund had transfers out of Level 1 into Level 3 representing financial instruments for which restrictions exist and adjustments were made to the otherwise observable price to reflect fair value at April 30, 2013.

The Russell Investment Grade Bond and Russell Global Opportunistic Credit Funds had transfers out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable.

The Russell Emerging Markets, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Commodity Strategies Funds had transfers out of Level 3 into Level 2 representing financial instruments that had been determined using unobservable inputs that became observable.

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Russell Investment Management Company (“RIMCo”), the Funds’ adviser, employs third party pricing vendors to provide fair value measurements. RIMCo oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Fund’s preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Fund’s debt securities is the yield to worst ratio. Significant increases (deceases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RIMCo may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, RIMCo does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIMCo is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

Notes to Financial Statements	509

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Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Russell Commodity Strategies Fund and the Russell Multi-Strategy Alternative Fund intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman Islands and may invest in commodity index-linked securities and other commodity-linked securities and derivative instruments. In order for the Funds to qualify as a regulated investment company under sub-chapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly owned subsidiary will also constitute qualifying income. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Funds may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in their respective wholly owned subsidiaries. The Russell Commodity Strategies Fund has also requested its own such private letter ruling, although the IRS currently has suspended the issuance of such rulings pending further internal review. The Russell Multi-Strategy Alternative Fund has not requested such a ruling due to the IRS suspension. There can be no assurance that the IRS will issue the requested ruling to the Russell Commodity Strategies Fund, or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Funds to qualify for favorable regulated investment company status under the Code could be jeopardized if the Funds were unable to treat their income from commodity-linked notes and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds’ investments in a wholly owned subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50%

510	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending October 31, 2009 through October 31, 2011, if applicable, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Tax Exempt Bond Funds

Quarterly	April, July, October and December	Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell Global Infrastructure, Russell Global Real Estate Securities and Russell Strategic Call Overwriting Funds

Annually	Mid-December	Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

The Funds pay their own expenses other than those expressly assumed by RIMCo or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Notes to Financial Statements	511

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Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Opportunistic Credit, Russell Global Infrastructure, Russell Global Real Estate Securities and Russell Multi-Strategy Alternative Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2013. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

Deferred Tax Liability

Russell International Developed Markets Fund	$121,268
Russell Global Equity Fund	13,659
Russell Emerging Markets Fund	4,249,000

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of Operations, for the period ended April 30, 2013, if applicable, are disclosed in the Fair Value of Derivative Instruments presentation following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

512	Notes to Financial Statements

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Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

For the period ended April 30, 2013, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Small Cap Equity Fund	Income Repatriation
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash to markets and trade settlement
Russell Emerging Markets Fund	Exposing cash to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2013	April 30, 2013

Russell U.S Small Cap Equity Fund	$7,846	$5,164
Russell International Developed Markets Fund	1,713,136,807	1,276,001,680
Russell Global Equity Fund	303,663,547	363,806,928
Russell Emerging Markets Fund	315,963,629	254,115,578
Russell Global Opportunistic Credit Fund	325,379,071	380,962,887
Russell Strategic Bond Fund	4,751,673,077	1,856,910,146
Russell Investment Grade Bond Fund	499,448,050	332,922,506
Russell Short Duration Bond Fund	247,619,254	252,545,411
Russell Global Intrastructure Fund	81,477,916	83,342,178
Russell Global Real Estate Securities Fund	81,036,701	86,368,319
Russell Multi-Strategy Alternative Fund	468,220,722	475,645,436

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2013	April 30, 2013

Russell U.S Small Cap Equity Fund	$7,859	$5,172
Russell International Developed Markets Fund	1,702,189,859	1,272,838,489
Russell Global Equity Fund	306,022,624	365,838,682
Russell Emerging Markets Fund	315,555,935	252,968,210
Russell Global Opportunistic Credit Fund	326,791,773	382,682,892
Russell Strategic Bond Fund	4,768,010,170	1,865,511,497
Russell Investment Grade Bond Fund	502,848,060	334,708,246
Russell Short Duration Bond Fund	248,733,133	254,721,039
Russell Global Intrastructure Fund	81,275,777	82,914,083
Russell Global Real Estate Securities Fund	81,410,705	86,180,084
Russell Multi-Strategy Alternative Fund	457,832,459	472,911,339

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Notes to Financial Statements	513

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Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended April 30, 2013, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Option Contracts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013

Russell Global Opportunistic Credit Fund	$—	$3
Russell Strategic Bond Fund	47	45
Russell Investment Grade Bond Fund	35	39
Russell Short Duration Bond Fund	18	15
Russell Multi-Strategy Alternative Fund	15,603	18,201
Russell Strategic Call Overwriting Fund	440	475

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets

514	Notes to Financial Statements

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Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement and exposing cash to markets
Russell Global Equity Fund	Return enhancement and exposing cash to markets
Russell Emerging Markets Fund	Exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Hedging and exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Hedging and exposing cash to markets
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Exposing cash to markets

The Funds’ futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013

Russell U.S Core Equity Fund	$805	$763
Russell U.S Defensive Equity Fund	169	469
Russell U.S. Dynamic Equity Fund	388	497
Russell U.S. Strategic Equity Fund	1,890	1,666
Russell U.S. Large Cap Equity Fund	250	340
Russell U.S. Mid Cap Equity Fund	57	47
Russell U.S Small Cap Equity Fund	590	736
Russell International Developed Markets Fund	7,585	7,943
Russell Global Equity Fund	6,406	8,895
Russell Emerging Markets Fund	4,816	2,451
Russell Tax-Managed U.S Large Cap Fund	1,117	1,277
Russell Tax-Managed U.S. Mid & Small Cap Fund	135	138
Russell Global Opportunistic Credit Fund	86	315
Russell Strategic Bond Fund	11,834	13,726
Russell Investment Grade Bond Fund	1,363	1,222
Russell Short Duration Bond Fund	2,333	2,350
Russell Commodity Strategies Fund	1,122	908
Russell Global Infrastructure Fund	496	494
Russell Global Real Estate Securities Fund	716	656
Russell Multi-Strategy Alternative Fund	5,106	9,516
Russell Strategic Call Overwriting Fund	18	84

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency

Notes to Financial Statements	515

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Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Credit Default Swaps

The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

516	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2013 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended April 30, 2013 the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

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	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013

Russell Global Opportunistic Credit Fund	$22,000,000	$40,000,000
Russell Strategic Bond Fund	254,408,844	102,233,951
Russell Investment Grade Bond Fund	74,764,499	32,964,499
Russell Short Duration Bond Fund	85,392,900	55,392,900
Russell Multi-Strategy Alternative Fund	32,075,000	22,058,000

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended April 30, 2013, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swaps contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013

Russell Strategic Bond Fund	$820,390,000	$1,796,615,000
Russell Investment Grade Bond Fund	146,480,000	158,270,000
Russell Short Duration Bond Fund	95,925,000	172,225,000
Russell Multi-Strategy Alternative Fund	253,011,000	653,087,000

Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2013, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Exposing cash to markets
Russell Strategic Bond Fund	Hedging
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement and gain exposure to the commodity futures markets

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Funds	Strategies
Russell Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ index swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, volume is measure by notional amounts outstanding at each quarter end.

	Index Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2013	April 30, 2013

Russell Emerging Markets Fund	$17,287,286	$21,472,452
Russell Global Opportunistic Credit Fund	13,000,000	—
Russell Strategic Bond Fund	1,080,004,110	1,167,691,761
Russell Investment Grade Bond Fund	161,759,818	193,575,839
Russell Commodity Strategies Fund	1,400,855,948	1,399,514,037
Russell Global Real Estate Securities Fund	37,422,076	40,062,734

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

At April 30, 2013, the Funds entered into currency swaps primarily for the strategies listed below:

Funds	Strategies
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The following tables illustrate the quarterly volume of currency swaps contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2013	April 30, 2013

Russell Multi-Strategy Alternative Fund	$1,102,657	$1,102,657

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2013	April 30, 2013

Russell Multi-Strategy Alternative Fund	$1,125,698	$1,104,349

Commodity-Linked Derivatives

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle

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counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of April 30, 2013, the Funds had no unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes

The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. The making of short sales exposes the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds also may use securities it owns to meet any such collateral obligations. Until the Funds replace a borrowed security in

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connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of April 30, 2013, the Russell U.S. Dynamic Equity Fund held $112,366,274, the Russell U.S. Strategic Equity Fund held $74,586,642 and the Russell Multi-Strategy Alternative held $81,517,939 as collateral.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

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Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

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Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the fixed funds may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Inflation-Indexed Bonds

Fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

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Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3.	Investment in Russell Cayman Commodity Strategies Fund Ltd. and the Russell Cayman Multi-Strategy Alternative Fund Ltd.

The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a “Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30, 2013, net assets of the Russell Commodity Strategies Fund were $1,302,032,656 of which $259,845,235 or approximately 20%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $854,031,880 of which $47,032,742, or approximately 6% represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The Schedule of Investments for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4.	Investment Transactions

Securities

During the period ended April 30, 2013, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Russell U.S. Core Equity Fund	$905,640,034	$1,115,949,612
Russell U.S. Defensive Equity Fund	592,284,769	724,277,517
Russell U.S. Dynamic Equity Fund	505,350,726	516,047,710
Russell U.S. Strategic Equity Fund	1,248,013,582	1,012,944,845
Russell U.S. Large Cap Equity Fund	133,656,307	103,054,312
Russell U.S. Mid Cap Equity Fund	81,519,794	73,340,646
Russell U.S. Small Cap Equity Fund	659,363,950	726,025,994
Russell International Developed Markets Fund	1,964,763,483	1,968,601,274
Russell Global Equity Fund	1,119,837,429	1,140,378,432

524	Notes to Financial Statements

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Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

	Purchases	Sales

Russell Emerging Markets Fund	$855,217,087	$784,665,609
Russell Tax-Managed U.S. Large Cap Fund	139,886,750	81,359,257
Russell Tax-Managed U.S. Mid & Small Cap Fund	46,462,531	35,120,804
Russell Global Opportunistic Credit Fund	361,588,283	288,884,742
Russell Strategic Bond Fund	1,737,744,700	1,594,809,796
Russell Investment Grade Bond Fund	400,818,158	323,809,040
Russell Short Duration Bond Fund	342,654,544	223,339,496
Russell Tax Exempt Bond Fund	172,530,155	52,486,075
Russell Global Infrastructure Fund	853,069,724	694,261,790
Russell Global Real Estate Securities Fund	610,338,195	667,872,337
Russell Multi-Strategy Alternative Fund	637,586,314	538,805,889
Russell Strategic Call Overwriting Fund	6,312,474	85,401

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Russell Strategic Bond Fund	$3,005,259,991	$2,218,448,045
Russell Investment Grade Bond Fund	1,012,962,167	912,974,999
Russell Short Duration Bond Fund	902,639,874	814,750,265
Russell Commodity Strategies Fund	168,211,544	53,508,112
Russell Multi-Strategy Alternative Fund	24,105,374	2,265,761

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of April 30, 2013, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund.

As of April 30, 2013, there was no non-cash collateral pledged for the securities on loan.

Custodian

The Funds have entered into arrangements with their custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended April 30, 2013, the Funds’ custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statements of Operations:

Amount Paid

Russell U.S. Core Equity Fund	$16
Russell U.S. Defensive Equity Fund	20
Russell U.S. Dynamic Equity Fund	24
Russell U.S. Strategic Equity Fund	41
Russell U.S. Large Cap Equity Fund	1

Russell U.S. Mid Cap Equity Fund	5

Notes to Financial Statements	525

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Amount Paid

Russell U.S. Small Cap Equity Fund	$59
Russell International Developed Markets Fund	73
Russell Global Equity Fund	26
Russell Emerging Markets Fund	442
Russell Tax-Managed U.S. Large Cap Fund	4
Russell Tax-Managed U.S. Mid & Small Cap Fund	5
Russell Global Opportunistic Credit Fund	106
Russell Strategic Bond Fund	6,956
Russell Investment Grade Bond Fund	238
Russell Short Duration Bond Fund	168
Russell Tax Exempt Bond Fund	19
Russell Commodity Strategies Fund	46
Russell Global Infrastructure Fund	22
Russell Global Real Estate Securities Fund	13
Russell Multi-Strategy Alternative Fund	326

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC (“BNY”) and its global network of correspondent brokers. BNY is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through BNY and its correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through BNY and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through BNY based upon asset class, investment style and other factors. Brokerage and research services provided to RIMCo by BNY or other brokers include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) services that are required in connection therewith. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

BNY may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through BNY and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Money Commission once RIMCo’s research budget has been met, as determined annually in the Soft Money Commission budgeting process.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the adviser.

5.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of April 30, 2013, the Funds had invested $3,714,650,240 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,073,416,368 is invested in the Russell U.S. Cash Collateral Fund, an unregistered Fund advised by RIMCo.

526	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

The advisory and administrative fees specified in the table below are based upon the average daily net assets of each Fund and are payable monthly.

	Annual Rate
Funds	Adviser	Administrator*
Russell U.S. Core Equity Fund	0.55%	.05%
Russell U.S. Defensive Equity Fund	0.55	.05
Russell U.S. Dynamic Equity Fund	0.80	.05
Russell U.S. Strategic Equity Fund	0.75	.05
Russell U.S. Large Cap Equity Fund	0.70	.05
Russell U.S. Mid Cap Equity Fund	0.80	.05
Russell U.S. Small Cap Equity Fund	0.70	.05
Russell International Developed Markets Fund	0.70	.05
Russell Global Equity Fund	0.95	.05
Russell Emerging Markets Fund	1.15	.05
Russell Tax-Managed U.S. Large Cap Fund	0.70	.05
Russell Tax-Managed U.S. Mid & Small Cap Fund	0.98	.05
Russell Global Opportunistic Credit Fund	1.00	.05
Russell Strategic Bond Fund	0.50	.05
Russell Investment Grade Bond Fund	0.25	.05
Russell Short Duration Bond Fund	0.45	.05
Russell Tax Exempt Bond Fund	0.30	.05
Russell Commodity Strategies Fund	1.25	.05
Russell Global Infrastructure Fund	1.25	.05
Russell Global Real Estate Securities Fund	0.80	.05
Russell Multi-Strategy Alternative Fund	1.50	.05
Russell Strategic Call Overwriting Fund	0.80	.05

*	Administrative fees are assessed on Fund Complex level assets based on a tiered fee schedule.

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2013.

	Advisory	Administrative

Russell U.S. Core Equity Fund	$5,938,969	$520,332
Russell U.S. Defensive Equity Fund	3,335,730	292,252
Russell U.S. Dynamic Equity Fund	2,675,512	161,152
Russell U.S. Strategic Equity Fund	8,897,490	571,588
Russell U.S. Large Cap Equity Fund	963,183	66,295
Russell U.S. Mid Cap Equity Fund	555,559	33,460
Russell U.S. Small Cap Equity Fund	5,018,212	345,423
Russell International Developed Markets Fund	15,258,683	1,050,349
Russell Global Equity Fund	13,330,034	676,102
Russell Emerging Markets Fund	11,111,863	465,582
Russell Tax-Managed U.S. Large Cap Fund	2,010,886	138,406
Russell Tax-Managed U.S. Mid & Small Cap Fund	900,217	44,258
Russell Global Opportunistic Credit Fund	4,135,918	199,290
Russell Strategic Bond Fund	20,224,871	1,949,169
Russell Investment Grade Bond Fund	2,485,067	478,981
Russell Short Duration Bond Fund	2,949,088	315,793
Russell Tax Exempt Bond Fund	1,114,943	179,073
Russell Commodity Strategies Fund	9,412,635	365,014
Russell Global Infrastructure Fund	5,790,915	223,221
Russell Global Real Estate Securities Fund	6,832,620	411,533
Russell Multi-Strategy Alternative Fund	6,205,217	199,705
Russell Strategic Call Overwriting Fund	273,315	16,461

RIMCo has agreed to certain waivers of its advisory fees as follows:

For the Russell U.S. Dynamic Equity Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Dynamic Equity Fund do not include

Notes to Financial Statements	527

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There were no waivers or reimbursements for the period ended April 30, 2013.

For the Russell U.S. Strategic Equity Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2013 was $2,079,804. There were no reimbursements for the period ended April 30, 2013.

For the Russell U.S. Large Cap Equity Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Large Cap Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2013 was $ 266,351. There were no reimbursements for the period ended April 30, 2013.

For the Russell U.S. Mid Cap Equity Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Mid Cap Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2013 was $ 179,190. There were no reimbursements for the period ended April 30, 2013.

For the Russell Tax-Managed U.S. Mid & Small Cap Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Tax-Managed U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2013 was $ 48,390. There were no reimbursements for the period ended April 30, 2013.

For the Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2013 was $ 1,158,057.

For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2013 was $ 327,676.

For the Russell Commodity Strategies Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive 0.25% of its 1.25% advisory fee. The Russell Cayman Commodity Strategies Fund Ltd. pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of its net assets (collectively, the “Commodity Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Commodity Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. The total amount of the waiver for the period ended April 30, 2013 was $ 3,258,876.

For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2013 was $ 1,495,763.

For the Russell Multi-Strategy Alternative Fund, the Russell Cayman Multi-Strategy Alternative Fund Ltd. pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.50% and 0.05%, respectively, of its net assets

528	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

(collectively, the “Multi-Strategy Alternative Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Multi-Strategy Alternative Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. The total amount of the waiver for the period ended April 30, 2013 was $ 322,612.

For the Russell Strategic Call Overwriting Fund, RIMCo has contractually agreed, at least until February 28, 2014, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Strategic Call Overwriting Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2013 was $ 158,345.

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2013 were as follows:

Amount

Russell U.S. Core Equity Fund	$903,167
Russell U.S. Defensive Equity Fund	536,112
Russell U.S. Dynamic Equity Fund	102,889
Russell U.S. Strategic Equity Fund	2,372,664
Russell U.S. Large Cap Equity Fund	275,195
Russell U.S. Mid Cap Equity Fund	138,490
Russell U.S. Small Cap Equity Fund	964,447
Russell International Developed Markets Fund	2,824,034
Russell Global Equity Fund	1,773,144
Russell Emerging Markets Fund	1,515,178
Russell Tax-Managed U.S. Large Cap Fund	574,539
Russell Tax-Managed U.S. Mid & Small Cap Fund	183,718
Russell Global Opportunistic Credit Fund	531,704
Russell Strategic Bond Fund	5,083,014
Russell Investment Grade Bond Fund	1,172,901
Russell Short Duration Bond Fund	1,044,589
Russell Tax Exempt Bond Fund	743,295
Russell Commodity Strategies Fund	831,009
Russell Global Infrastructure Fund	622,558
Russell Global Real Estate Securities Fund	1,371,441
Russell Multi-Strategy Alternative Fund	473,930
Russell Strategic Call Overwriting Fund	68,329

Effective March 1, 2012, (as supplemented August 15, 2012), RFSC has contractually agreed to waive, at least through February 28, 2013, and at least through February 28, 2014 for Russell U.S. Strategic Equity Fund, a portion of its transfer agency fees as follows:

Funds/Classes	Waivers

Russell U.S. Core Equity Fund-Class E	0.04%
Russell U.S. Defensive Equity Fund-Class E	0.04
Russell U.S. Dynamic Equity Fund-Class I	0.05
Russell U.S. Strategic Equity Fund-Class A, C, E & S	0.02
Russell U.S. Small Cap Equity Fund-Class E	0.04
Russell International Developed Markets Fund-Class E	0.04
Russell Tax-Managed U.S. Large Cap Fund-Class C, E & S	0.04
Russell Tax-Managed U.S. Mid & Small Cap Fund-Class C, E & S	0.03
Russell Global Opportunistic Credit Fund-Class A, C, E & S	0.09
Russell Strategic Bond Fund-Class E	0.04

Notes to Financial Statements	529

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Funds/Classes	Waivers

Russell Strategic Bond Fund-Class A, C & S	0.02%
Russell Investment Grade Bond Fund-Class E	0.04
Russell Short Duration Bond Fund-Class A, C, E & S	0.08
Russell Tax Exempt Bond Fund-Class C, E & S	0.04
Russell Global Infrastructure Fund-Class A, C, E & S	0.02

Effective March 1, 2013, RFSC has contractually agreed to waive, at least through February 28, 2014, a portion of its transfer agency fees as follows:

Funds/Classes	Waivers

Russell U.S. Dynamic Equity Fund-Class I	0.05%
Russell U.S. Strategic Equity Fund-Class A, C, E & S	0.02
Russell Tax-Managed U.S. Mid & Small Cap Fund-Class C, E & S	0.03
Russell Global Opportunistic Credit Fund-Class A, C, E & S	0.09
Russell Strategic Bond Fund-Class A, C & S	0.02
Russell Short Duration Bond Fund-Class A, C, E & S	0.08
Russell Tax Exempt Bond Fund-Class C, E & S	0.04
Russell Global Infrastructure Fund-Class A, C, E & S	0.02

For the period ended April 30, 2013, the total transfer agent fee waivers are as follows:

Amount

Russell U.S. Core Equity Fund	$3,242
Russell U.S. Defensive Equity Fund	2,389
Russell U.S. Dynamic Equity Fund	4,761
Russell U.S. Strategic Equity Fund	237,267
Russell U.S. Small Cap Equity Fund	3,442
Russell International Developed Markets Fund	12,485
Russell Tax-Managed U.S. Large Cap Fund	71,541
Russell Tax-Managed U.S. Mid & Small Cap Fund	43,814
Russell Global Opportunistic Credit Fund	236,276
Russell Strategic Bond Fund	428,891
Russell Investment Grade Bond Fund	5,692
Russell Short Duration Bond Fund	456,985
Russell Tax Exempt Bond Fund	197,340
Russell Commodity Strategies Fund	24,635
Russell Global Infrastructure Fund	61,572

Distributor and Shareholder Servicing

Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act of 1940. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the distribution plan. 12b-1 distribution payments shall not exceed 0.25% or 0.75% of the average daily net assets of a Fund’s Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

530	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. For the period ended April 30, 2013, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares

Russell Short Duration Bond Fund	$8,755
Russell Global Equity Fund	750

For the period ended April 30, 2013, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

Contingent Deferred Sales Charges	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Russell U.S. Core Equity Fund	$19,778	$3,395
Russell U.S. Defensive Equity Fund	14,878	2,450
Russell U.S. Dynamic Equity Fund	2,718	362
Russell U.S. Strategic Equity Fund	5,279	890
Russell U.S. Large Cap Equity Fund	26,021	4,518
Russell U.S. Mid Cap Equity Fund	10,557	1,753
Russell U.S. Small Cap Equity Fund	17,173	3,133
Russell International Developed Markets Fund	31,998	5,732
Russell Global Equity Fund	27,967	4,563
Russell Emerging Markets Fund	24,596	3,899
Russell Tax-Managed U.S. Large Cap Fund	19,633	3,509
Russell Tax-Managed U.S. Mid & Small Cap Fund	3,490	645
Russell Global Opportunistic Credit Fund	21,910	4,399
Russell Strategic Bond Fund	66,084	13,615
Russell Investment Grade Bond Fund	5,011	1,034
Russell Short Duration Bond Fund	21,989	4,544
Russell Tax Exempt Bond Fund	18,918	3,768
Russell Commodity Strategies Fund	24,947	3,994
Russell Global Infrastructure Fund	27,815	5,064
Russell Global Real Estate Securities Fund	47,839	7,703
Russell Multi-Strategy Alternative Fund	29,945	4,821

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2013, were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Strategic Equity Fund	Russell U.S. Large Cap Equity Fund

Advisory fees	$993,329	$563,474	$457,819	$1,264,907	$131,763
Administration fees	86,752	50,065	27,164	103,057	12,059
Distribution fees	39,044	32,999	3,697	4,517	1,635
Shareholder servicing fees	16,750	13,599	1,750	17,675	335
Transfer agent fees	153,723	92,020	17,387	377,033	52,076
Trustee fees	12,039	12,749	—	14,903	—

	$1,301,637	$764,906	$507,817	$1,782,902	$197,868

	Russell U.S. Mid Cap Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Advisory fees	$70,944	$866,337	$2,616,488	$2,308,743	$1,908,842
Administration fees	5,861	59,448	179,607	116,784	79,817
Distribution fees	1,479	20,278	30,627	10,173	23,567
Shareholder servicing fees	323	11,308	29,501	13,357	16,728
Transfer agent fees	26,116	169,111	490,303	312,377	255,628
Trustee fees	240	2,961	16,794	4,430	2,305

	$104,963	$1,129,443	$3,363,320	$2,765,864	$2,286,887

Notes to Financial Statements	531

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund

Advisory fees	$370,069	$154,579	$516,884	$3,424,728	$424,761
Administration fees	25,409	7,930	34,483	329,012	81,613
Distribution fees	9,460	5,845	10,398	84,989	24,069
Shareholder servicing fees	8,224	3,445	5,647	59,634	15,956
Transfer agent fees	105,374	25,007	52,502	803,560	200,075
Trustee fees	—	10	1,265	11,658	979

	$518,536	$196,816	$621,179	$4,713,581	$747,453

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund
Advisory fees	$444,152	$199,923	$1,011,751	$778,610	$1,207,570
Administration fees	53,372	32,011	50,619	39,787	72,506
Distribution fees	93,542	24,816	11,757	4,703	36,688
Shareholder servicing fees	34,597	16,551	6,420	5,259	19,331
Transfer agent fees	100,022	97,639	135,081	101,915	246,416
Trustee fees	—	191	1,906	894	2,058

	$725,685	$371,131	$1,217,534	$931,168	$1,584,569

	Russell Multi- Strategy Alternative Fund	Russell Strategic Call Overwriting Fund
Advisory fees	$1,097,440	$7,059
Administration fees	33,293	2,993
Distribution fees	3,595	—
Shareholder servicing fees	4,140	—
Transfer agent fees	83,822	12,048
Trustee fees	5,199	560

	$1,227,489	$22,660

Affiliated Brokerage Commissions

The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers including assets RIMCo may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves.

Amounts retained by RIS for the period ended April 30, 2013 (unaudited), were as follows:

Affiliated Broker	Fund Name	2013

RIMCo
	Russell U.S. Core Equity Fund	$34,760
	Russell U.S. Defensive Equity Fund	67,433
	Russell U.S. Strategic Equity Fund	33,205
	Russell U.S. Small Cap Equity Fund	44,956
	Russell International Developed Markets Fund	613,803
	Russell Global Equity Fund	304,178
	Russell Emerging Markets Fund	380,653
	Russell Tax-Managed U.S. Large Cap Fund	13,662
	Russell Global Infrastructure Fund	8,156
	Russell Global Real Estate Securities Fund	44,443

532	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. During the period ended April 30, 2013, the Funds have engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act. As defined by the procedures, each transaction is effected at the current market price.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year (effective January 1, 2013, $87,000); each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year (effective January 1, 2013, $12,000). The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act.

During the period ended April 30, 2013, the Funds have engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act. As defined by the procedures, each transaction is effected at the current market price.

6.	Federal Income Taxes

At April 30, 2013, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

						No Expiration
Funds	10/31/2015	10/31/2016	10/31/2017	10/31/2018	10/31/2019	Short-Term	Long-Term	Totals

Russell U.S. Core Equity Fund	$—	$40,156,094	$317,311,498	$—	$—	$—	$—	$357,467,592
Russell U.S. Defensive Equity Fund	—	5,746,967	515,453,508	—	—	—	—	521,200,475
Russell U.S. Dynamic Equity Fund	—	—	2,429,515	—	—	—	—	2,429,515
Russell U.S. Mid Cap Equity Fund	—	—	—	—	—	1,743,422	63,473	1,806,895
Russell U.S. Small Cap Equity Fund	59,464,093	—	27,947,051	—	—	—	—	87,411,144
Russell International Developed Markets Fund	248,560,332	67,525,118	790,159,939	51,503,855	—	—	—	1,157,749,244
Russell Global Equity Fund	—	—	145,958,385	—	—	—	—	145,958,385
Russell Emerging Markets Fund	—	—	—	—	—	3,710,223	—	3,710,223
Russell Tax-Managed U.S. Large Cap Fund	—	25,815,113	43,361,512	—	—	—	—	69,176,625
Russell Tax Exempt Bond Fund	—	591,337	—	—	525,860	—	—	1,117,197
Russell Multi-Strategy Alternative Fund	—	—	—	—	—	—	86,889	86,889

Notes to Financial Statements	533

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund*	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Strategic Equity Fund	Russell U.S. Large Cap Equity Fund

Cost of Investments	$1,892,495,926	$1,062,155,527	$675,889,811	$2,408,737,988	$273,520,297

Unrealized Appreciation	$368,772,987	$189,518,948	$79,176,108	$294,125,152	$38,008,341
Unrealized Depreciation	(31,630,593)	(3,030,877)	(15,311,265)	(31,388,092)	(1,991,725)

Net Unrealized Appreciation (Depreciation)	$337,142,394	$186,488,071	$63,864,843	$262,740,060	$36,016,616

	Russell U.S. Mid Cap Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Cost of Investments	$137,642,374	$1,430,848,681	$4,751,281,222	$2,737,694,204	$1,891,389,352

Unrealized Appreciation	$17,692,680	$239,178,523	$537,437,341	$510,971,862	$330,833,490
Unrealized Depreciation	(2,209,194)	(44,056,064)	(146,095,638)	(93,463,226)	(81,345,339)

Net Unrealized Appreciation (Depreciation)	$15,483,486	$195,122,459	$391,341,703	$417,508,636	$249,488,151

	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Cost of Investments	$494,319,025	$165,325,542	$855,332,425	$9,069,708,136	$2,330,613,834

Unrealized Appreciation	$172,775,726	$58,362,202	$47,210,390	$323,874,159	$63,411,207
Unrealized Depreciation	(6,742,495)	(3,320,872)	(3,907,716)	(36,436,590)	(13,412,260)

Net Unrealized Appreciation (Depreciation)	$166,033,231	$55,041,330	$43,302,674	$287,437,569	$49,998,947

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund *	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund
Cost of Investments	$1,571,751,704	$794,318,879	$1,361,333,124	$1,016,911,047	$1,480,136,933

Unrealized Appreciation	$20,342,311	$39,511,319	$273,924	$133,981,359	$427,745,912
Unrealized Depreciation	(4,021,518)	(453,984)	(62,421,483)	(15,906,155)	(5,581,588)

Net Unrealized Appreciation (Depreciation)	$16,320,793	$39,057,335	$(62,147,559)	$118,075,204	$422,164,324

	Russell Multi- Strategy Alternative Fund	Russell Strategic Call Overwriting Fund

Cost of Investments	$809,911,686	$71,570,801

Unrealized Appreciation	$48,044,220	$9,036,650
Unrealized Depreciation	(10,212,709)	(1,290,024)

Net Unrealized Appreciation (Depreciation)	$37,831,511	$7,746,626

*	The Russell U.S. Core Equity Fund’s Cost of Investments, Unrealized Appreciation, Unrealized Depreciation and Net Unrealized Appreciation (Depreciation) as stated in the October 31, 2012 Annual Report were inaccurate. Although not presented herein, the correct values for the Cost of Investments, Unrealized Appreciation, Unrealized Depreciation and Net Unrealized Appreciation (Depreciation) should have been $1,993,375,061, $247,851,853, ($55,567,101) and $192,284,752, respectively. Additionally, the Russell Commodity Strategies Fund’s Tax Distributions from Ordinary Income as stated in the October 31, 2012 Annual Report was inaccurate. Although not presented herein, the correct value for the Tax Distributions from Ordinary Income should have been $23,288,025. Management concluded that the impact to the October 31, 2012 financial statements was not material.

534	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

As permitted by tax regulations, the Funds intend to defer a late year ordinary loss incurred from January 1, 2012 to October 31, 2012 and treat it as arising in the fiscal year 2013. As of October 31, 2012, the Funds had deferred ordinary losses as follows:

Russell Tax-Managed U.S. Mid & Small Cap Fund	$128,527

Russell Commodity Strategy Fund	8,692,562

7.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending fund could result in reduced returns or additional borrowing costs. For the period ended April 30, 2013, the Funds presented herein did not borrow or loan through the interfund lending program.

8.	Record Ownership

The following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund as of April 30, 2013:

	# of Shareholders	%

Russell U.S. Core Equity Fund	2	30.5
Russell U.S. Defensive Equity Fund	2	26.6
Russell U.S. Dynamic Equity Fund	3	67.5
Russell U.S. Mid Cap Equity Fund	1	20.5
Russell U.S. Small Cap Equity Fund	1	10.4
Russell International Developed Markets Fund	1	10.3
Russell Global Equity Fund	2	23.0
Russell Global Opportunistic Credit Fund	2	24.2
Russell Strategic Bond Fund	1	16.0
Russell Commodity Strategies Fund	2	22.1
Russell Global Infrastructure Fund	1	11.6

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

10.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were available to be issued and noted no items requiring adjustments of the financial statements or additional disclosures except the following:

On May 1, 2013, the Board declared the following dividends payable from net investment income. Dividends were paid on May 3, 2013, to shareholders of record on May 2, 2013.

Fund	Net Investment Income

Russell Global Opportunistic Credit Fund - Class A	$0.0403
Russell Global Opportunistic Credit Fund - Class C	0.0375

Notes to Financial Statements	535

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Fund	Net Investment Income

Russell Global Opportunistic Credit Fund - Class E	$0.0431
Russell Global Opportunistic Credit Fund - Class S	0.0452
Russell Global Opportunistic Credit Fund - Class Y	0.0460
Russell Strategic Bond Fund - Class A	0.0119
Russell Strategic Bond Fund - Class C	0.0050
Russell Strategic Bond Fund - Class E	0.0118
Russell Strategic Bond Fund - Class I	0.0147
Russell Strategic Bond Fund - Class S	0.0142
Russell Strategic Bond Fund - Class Y	0.0158
Russell Investment Grade Bond Fund - Class A	0.0127
Russell Investment Grade Bond Fund - Class C	0.0010
Russell Investment Grade Bond Fund - Class E	0.0145
Russell Investment Grade Bond Fund - Class I	0.0204
Russell Investment Grade Bond Fund - Class S	0.0190
Russell Investment Grade Bond Fund - Class Y	0.0224
Russell Short Duration Bond Fund - Class A	0.0183
Russell Short Duration Bond Fund - Class C	0.0068
Russell Short Duration Bond Fund - Class E	0.0184
Russell Short Duration Bond Fund - Class S	0.0223
Russell Short Duration Bond Fund - Class Y	0.0240
Russell Tax Exempt Bond Fund - Class A	0.0333
Russell Tax Exempt Bond Fund - Class C	0.0203
Russell Tax Exempt Bond Fund - Class E	0.0341
Russell Tax Exempt Bond Fund - Class S	0.0387

On June 3, 2013, the Board declared the following dividends payable from net investment income. Dividends were paid on June 5, 2013, to shareholders of record on June 4, 2013.

Fund	Net Investment Income

Russell Global Opportunistic Credit Fund - Class A	$0.0387
Russell Global Opportunistic Credit Fund - Class C	0.0322
Russell Global Opportunistic Credit Fund - Class E	0.0387
Russell Global Opportunistic Credit Fund - Class S	0.0409
Russell Global Opportunistic Credit Fund - Class Y	0.0416
Russell Strategic Bond Fund - Class A	0.0106
Russell Strategic Bond Fund - Class C	0.0047
Russell Strategic Bond Fund - Class E	0.0120
Russell Strategic Bond Fund - Class I	0.0151
Russell Strategic Bond Fund - Class S	0.0145
Russell Strategic Bond Fund - Class Y	0.0162
Russell Investment Grade Bond Fund - Class A	0.0163
Russell Investment Grade Bond Fund - Class C	0.0017
Russell Investment Grade Bond Fund - Class E	0.0166
Russell Investment Grade Bond Fund - Class I	0.0227
Russell Investment Grade Bond Fund - Class S	0.0212
Russell Investment Grade Bond Fund - Class Y	0.0249
Russell Short Duration Bond Fund - Class A	0.0235
Russell Short Duration Bond Fund - Class C	0.0115
Russell Short Duration Bond Fund - Class E	0.0234
Russell Short Duration Bond Fund - Class S	0.0277
Russell Short Duration Bond Fund - Class Y	0.0294
Russell Tax Exempt Bond Fund - Class A	0.0378
Russell Tax Exempt Bond Fund - Class C	0.0322
Russell Tax Exempt Bond Fund - Class E	0.0387
Russell Tax Exempt Bond Fund - Class S	0.0409

536	Notes to Financial Statements

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 18, 2013 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the RIMCo Agreement and portfolio management agreements is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

On April 9, 2013, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with Independent Counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. On April 17, 2013, the Independent Trustees met in person in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Agreement Evaluation Meeting is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Fund Counsel and Independent Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Funds (the “Manager-of-Managers Funds”) other than the Russell Money Market Fund and Russell Strategic Call Overwriting Fund (together, the “RIMCo-Managed Funds”), employs a manager-of-managers method of investment and RIMCo’s advice that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds except the RIMCo-Managed Funds, which are currently managed only by RIMCo.

The Board considered that RIMCo (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Manager-of-Managers Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages the investment of each Manager of-Managers Fund’s cash and also may manage directly any portion of each Manager-of-Managers Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Manager-of-Managers Fund during transitions between Money Managers. In all cases, Fund assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal with respect to the Manager-of-Managers Funds is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for

Basis for Approval of Investment Advisory Contracts	537

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. For each Manager-of-Managers Fund, RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Manager-of-Managers Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-of-Managers Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Manager-of-Managers Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Manager-of-Managers Fund.

The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each such Fund, rather than the investment selection role of the Manager-of-Managers Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.

The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Manager-of-Managers Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative or transfer agent fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the Funds’ compliance programs.

538	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

As noted above, RIMCo, in addition to managing the investment of each Manager-of-Managers Fund’s cash, may directly manage a portion of certain Manager-of-Managers Funds (the “Participating Funds”) pursuant to the RIMCo Agreement, the actual allocation being determined from time to time by the Participating Funds’ RIMCo portfolio manager. During 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Funds. RIMCo monitors and assesses Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Fund characteristics consistent with the Funds’ investment objectives and strategies. Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) or to offset undesired relative over or underweights in order to seek to achieve the desired Fund risk/return profile for the Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Fund’s assets directly managed by RIMCo, RIMCo may purchase common stocks, exchange-traded funds, exchange-traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Fund assets among Money Managers, increase Fund cash reserves, determine to not be fully invested, or adjust exposures through the cash equitization process. RIMCo’s Direct Management Services are not intended and are not expected to be a primary driver of Manager-of-Managers Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services in respect of Participating Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Funds consequently may be increased incrementally. The Board, however, also considered the potential benefits of the Direct Management Services to Participating Funds; the limited amount of assets that are managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate investment Advisory Fees paid by the Participating Funds are not increased as a result of RIMCo’s direct management of Fund assets as part of the Direct Management Services or otherwise. In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Strategic Bond Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic Credit Fund, Russell Commodity Strategies Fund, Russell Global Infrastructure Fund, Russell Global Real Estate Securities Fund and Russell Multi-Strategy Alternative Fund each had an Advisory Fee which, compared with its Comparable Funds’ advisory fees on an actual basis, was ranked in the fourth or fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. The Board considered that the actual Advisory Fee for each of the Russell Strategic Bond Fund, Russell Global Real Estate Securities Fund and Russell Multi-Strategy Alternative Fund was less than 5 basis points from the third quintile of its Expense Universe. The Board further considered RIMCo’s explanation of the reasons for these Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and, in the case of the Manager-of-Managers Funds, management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Manager-of-Managers Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Manager-of-Managers Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.

Basis for Approval of Investment Advisory Contracts	539

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflected any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and, in some cases, may be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Short Duration Bond Fund, Russell Strategic Bond Fund, Russell Global Opportunistic Credit Fund, Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund each ranked in the fourth or fifth quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. The total expenses of each of the other Funds ranked in the third quintile of its Expense Universe, or better. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. In the case of each of the aforementioned Funds, a significant factor in the Fund’s total expense ranking was the Fund’s Advisory Fee when compared to the investment advisory fees of other Expense Universe funds. The Board considered that the total expenses of each of the Russell Strategic Bond Fund and Russell Short Duration Fund were within 5 basis points or less from the third quintile of the Fund’s Expense Universe. With respect to each of the other Funds with total expenses ranked in the fourth or fifth quintile of their Expense Universes, the Board considered RIMCo’s explanation of the total expense ranking for the Fund.

With respect to the Russell Multi-Strategy Alternative Fund, RIMCo expressed its belief that the investment programs for its Comparable Funds did not employ multiple strategies like the Fund but rather employed single investment strategies and that the Expense Universe comparisons therefore were of limited value. Moreover, the Expense Universe included no multi-manager funds other than the Fund. The Board considered RIMCo’s view that the Fund’s Expense Universe was not appropriate and that peer comparisons performed by RIMCo utilizing a “custom” expense universe that, in its judgment, was more appropriate showed an improved comparison.

With respect to the Russell Tax-Managed U.S. Mid & Small Cap Fund, the Fund’s ranking reflected relatively high advisory and custody fees. The Board considered RIMCo’s advice that the Fund had a new — and less appropriate — peer group and that few of the funds in its Expense Universe pursued a tax-managed or tax-aware strategy comparable to the Fund’s strategy. RIMCo expressed its belief that the higher relative Advisory Fees and total expenses are justified by the Fund’s strategy.

With respect to the Russell Commodity Strategies Fund, the Board considered RIMCo’s expressed belief that, because of the small size of the Fund’s Expense Universe, any change in the number of Comparable Funds may be expected to have a significant impact on the ranking of the Fund’s total expenses.

With respect to the Russell Global Opportunistic Credit Fund, the Board considered RIMCo’s belief that the Fund’s investment program includes multiple opportunistic strategies unlike its Comparable Funds and that certain of the Fund’s strategies could result in increased Money Manager fees, resulting in a net margin that is one of the lowest among the Funds. The Board noted RIMCo’s advice that a voluntary transfer agent fee waiver of 0.03% would be implemented in May 2013 for certain Fund share classes.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of their respective Comparable Funds, (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not

540	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances and based on RIMCo’s performance review of each Fund, the performance of each of the Funds would be consistent with continuation of the RIMCo Agreement. The Board, in assessing the performance of Funds with at least three years of performance history, focused upon performance for the 3-year period ended December 31, 2012 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year period ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIMCo during 2012 to enhance the performance of certain Manager-of-Managers Funds, including a large number of changes in Money Managers and RIMCo’s implementation of its Direct Management Services which are not yet reflected in Fund investment results.

With respect to the Russell International Developed Markets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2012 and in the fifth and fourth quintiles for the 3- and 5-year periods ended such date, respectively. RIMCo noted that the Fund’s performance has been affected negatively by its holdings in European financials, although these positions had produced more positive results recently, and underweight to Australian banks which were leading bank performers but, among other things, were viewed by the Fund’s Money Managers as expensive relative to global peers. Moreover, the Fund’s allocation to sectors that are more sensitive to economic growth than traditional defensive sectors detracted from Fund performance as the global economic crisis continued and consumers and businesses reduced spending.

With respect to the Russell Commodity Strategies Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2012. RIMCo advised the Board that the Fund’s underperformance relative to other funds in the Performance Universe was primarily attributable to differences in the Comparable Funds’ benchmarks and performance objectives.

With respect to the Russell Tax Exempt Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2012, but was ranked in the third quintile for the 5-year period ended such date. The Board considered RIMCo’s explanation of the Fund’s relative underperformance for the 1- and 3-year periods. Among other things, RIMCo noted that the Comparable Funds’ tendency to maintain longer portfolio durations than the Fund generally maintains in its portfolio was a benefit during interest rate rallies during the periods. An underweight to state and local general obligations which outperformed and an overweight to revenue bonds also detracted from the Fund’s relative performance.

With respect to the Russell Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance for each of the 1-, 3- and 5-year periods ended December 31, 2012 was ranked in the fourth quintile of its Performance Universe. RIMCo noted that the credit quality of the Fund’s portfolio and the Fund’s benchmark is significantly higher than the portfolio credit quality and/or benchmarks of its Comparable Funds. Lower quality credit outperformed higher quality credit as credit markets rallied over the 3-year performance measurement period.

With respect to the Russell Global Infrastructure Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2012. RIMCo noted that the provider of the Third-Party Information maintains no peer group for infrastructure funds, such as the Fund, but instead includes them in a “miscellaneous/specialty” peer group comprised of various types of funds with disparate investment strategies. The group, according to RIMCo, included exchange-traded funds, regionally focused infrastructure funds and funds with other thematic strategies (e.g., defensive equity or alternative energy). Under the circumstances, the Board considered RIMCo’s view that a comparison of the Fund’s performance relative to its Performance Universe was not meaningful. RIMCo expressed its belief that the Fund’s performance relative to its benchmark and in absolute terms was in line with its expectations.

With respect to the Russell Money Market Fund, the Third-Party Information showed that the Fund’s performance for each of the 1- and 3-year periods ended December 31, 2012 was ranked in the fourth quintile of the Performance Universe. The Board considered significant changes made in the Fund’s investment program during those periods and that the Fund is scheduled to be liquidated during 2013.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and

Basis for Approval of Investment Advisory Contracts	541

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

early 2009 that continue to impact relative performance for the 3- and 5-year periods ended December 31, 2012. The Board also considered the large number of Money Manager changes that were made in 2012 and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services was not yet reflected in the Fund’s investment results.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Funds other than benefits from their soft dollar arrangements. The Agreement Evaluation Information described, and at the Agreement Evaluation Meeting the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Funds and percentage of Fund transactions effected pursuant to the soft dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Fund portfolio transactions. At the Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2013 meeting, with each recommended termination to become effective on a date following the Agreement Evaluation Meeting. Notwithstanding these planned terminations, RIMCo recommended that each Money Manager be retained at its current fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Prior to the Agreement Evaluation Meeting, the Board of Trustees received a proposal from RIMCo at a meeting held on December 4, 2012 to effect Money Manager changes for the Russell Global Equity Fund, Russell International Developed Markets Fund, Russell Emerging Markets Fund, Russell Global Infrastructure Fund and Russell Multi-Strategy Alternative Fund, and at that same meeting to effect Money Manager changes for the Russell U.S. Small Cap Equity Fund, Russell U.S. Dynamic Equity Fund, Russell U.S. Strategic Equity Fund, Russell Strategic Bond Fund, Russell Investment Grade Bond Fund and Russell Multi-Strategy Alternative Fund, resulting from a Money Manager change of control for one of each Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s

542	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 24, 2012 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	543

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — April 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

544	Shareholder Requests for Additional Information

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2013

(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Until successor is chosen and qualified by Trustees Appointed until successor is duly elected and qualified

• President and CEO RIC, RIF and RET

• Chairman of the Board, President and CEO, Russell Financial Services, Inc.

• Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”)

• Director, RIMCo

• Chairman of the Board and President, Russell Insurance Agency, Inc. (“RIA”) (insurance agency)

• May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

• 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)

• 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services (investment company)

				50	None

Disclosure of Information about Fund Trustees and Officers	545

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
## Daniel P. Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003	Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company) • Chairman of the Audit Committee, RIF and RIF from 2005 to 2011.	50	None

### Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA (charitable organization)	50	None

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore classified as an Interested Trustee.
###	Mr. Fine is classified as an Interested Trustee due to Ms. Cavanaugh’s service on the Board of Directors of the United Way of King County, WA (“UWKC”) and in light of charitable contributions made by Russell Investments to UWKC.

INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services)	50	• Director, Avista Corp (electric utilities); • Trustee, Principal Investors Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

546	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified.	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	50	• Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)

Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company (paper and forest products) • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005 Chairman of the Audit Committee, since 2012	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds (investment company) • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	547

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

548	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2013

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC • 2005-2011 Chief Compliance Officer, RIMCo

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•  CEO, U.S. Private Client Services, Russell Investments

•  President and CEO, RIC, RIF and RET

•  Chairman of the Board, Co-President and CEO, RFS

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•  2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•  1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET • Director, Funds Administration, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees

•  Global Chief Investment Officer, Russell Investments

•  Chief Investment Officer, RIC and RIF

•  Director, FRC

•  Chairman of the Board, President and CEO, RIMCo

•  1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden Albaneze, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, FRC • Secretary, RIMCo, RFSC and RFS • Secretary and Chief Legal Officer, RIC, RIF and RET • 1999 to 2010 Assistant Secretary, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	549

Russell Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Jonathan Fine

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Cheryl Burgermeister

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden Albaneze, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

Money Managers as of April 30, 2013

Russell U.S. Core Equity Fund

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Lazard Asset Management LLC, New York, NY

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

Russell U.S. Defensive Equity Fund

INTECH Investment Management LLC, West Palm Beach, FL

J.P. Morgan Investment Management Inc., New York, NY

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management Inc, Boston, MA

Russell U.S. Dynamic Equity Fund

AJO, LP, Philadelphia, PA

Cornerstone Capital Management, Inc., Minneapolis, MN

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management LLC, New York, NY

Russell U.S. Strategic Equity Fund

AJO, LP, Philadelphia, PA

Columbus Circle Investors, Stamford, CT

Cornerstone Capital Management, Inc., Minneapolis, MN

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Lazard Asset Management LLC, New York, NY

PanAgora Asset Management Inc, Boston, MA

Schneider Capital Management Corporation, Wayne, PA

Snow Capital Management, L.P., Sewickley, PA

Suffolk Capital Management LLC, New York, NY

Russell U.S. Large Cap Equity Fund

Ceredex Value Advisors LLC, Orlando, FL

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Sustainable Growth Advisers, LP, Stamford, CT

Russell U.S. Mid Cap Equity Fund

Arbor Capital Management, LLC, Minneapolis, MN

Ceredex Value Advisors LLC, Orlando, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Russell U.S. Small Cap Equity Fund

Chartwell Investment Partners, Berwyn, PA

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

EAM Investors, LLC, Cardiff by the Sea, CA

Falcon Point Capital, LLC, San Francisco, CA

Huber Capital Management LLC, Los Angeles, CA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Next Century Growth Investors LLC, Minneapolis, MN

PENN Capital Management Company, Inc., Philadelphia, PA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

550	Manager, Money Managers and Service Providers

Russell Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Russell International Developed Markets Fund

AQR Capital Management, LLC, Greenwich, CT

Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX

del Rey Global Investors, LLC, Los Angeles, CA

Driehaus Capital Management LLC, Chicago, IL

MFS Institutional Advisors Inc., Boston, MA

Pzena Investment Management LLC, New York, NY

William Blair & Company L.L.C., Chicago, IL

Russell Global Equity Fund

Harris Associates LP, Chicago, IL

MFS Institutional Advisors Inc., Boston, MA

Polaris Capital Management, LLC, Boston, MA

Sanders Capital, LLC, New York, NY

T. Rowe Price Associates, Inc., Baltimore, MD

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Delaware Management Company, a Series of Delaware Management Business Trust, Philadelphia, PA

Genesis Asset Managers, LLP, Guernsey, Channel Islands

Harding Loevner LP, Bridgewater, NJ

UBS Global Asset Management (Americas) Inc., Chicago, IL

Victoria 1522 Investments, LP, San Francisco, CA

Westwood Management Corporation, Dallas, TX

Russell Tax-Managed U.S. Large Cap Fund

Armstrong Shaw Associates Inc., New Canaan, CT

J.P. Morgan Investment Management Inc., New York, NY

NWQ Investment Management Company, LLC, Los Angeles, CA

Sands Capital Management, LLC, Arlington, VA

Sustainable Growth Advisers, LP, Stamford CT

Russell Tax-Managed U.S. Mid & Small Cap Fund

Chartwell Investment Partners, Berwyn, PA

Netols Asset Management Inc., Mequon, WI

Parametric Portfolio Associates LLC, Seattle, WA

Summit Creek Advisors, LLC, Minneapolis, MN

Turner Investment Partners, Inc., Berwyn, PA

Russell Global Opportunistic Credit Fund

DDJ Capital Management LLC, Waltham, MA

Lazard Asset Management LLC, New York, NY

Oaktree Capital Management, L.P., Los Angeles, CA

Stone Harbor Investment Partners LP, New York, NY

Russell Strategic Bond Fund

Brookfield Investment Management Inc., New York, NY

Colchester Global Investors Limited, London, United Kingdom

Logan Circle Partners, L.P., Philadelphia, PA

Macro Currency Group — an investment group within Principal Global Investors LLC, Des Moines, IA*

Metropolitan West Asset Management LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Wellington Management Company, LLP, Boston, MA

Russell Investment Grade Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Macro Currency Group — an investment group within Principal Global Investors LLC, Des Moines, IA*

Metropolitan West Asset Management LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

Wellington Management Company, LLP, Boston, MA

Russell Tax Exempt Bond Fund

AllianceBernstein L.P., New York, NY

Standish Mellon Asset Management Company LLC, Boston, MA

Russell Commodity Strategies Fund

CoreCommodity Management, LLC, Stamford, CT

Credit Suisse Asset Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Russell Global Infrastructure Fund

Cohen & Steers Capital Management, Inc., New York, NY

Colonial First State Asset Management (Australia) Limited, Sydney, Australia

Nuveen Asset Management, LLC, Chicago, IL

Russell Global Real Estate Securities Fund

AEW Capital Management LP, Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

Russell Multi-Strategy Alternative Fund

2100 XENON Group, LLC, Chicago, IL

Acorn Derivatives Management Corporation, White Plains, NY

Amundi Investments USA, LLC, New York, NY

AQR Capital Management, LLC, Greenwich, CT

Brigade Capital Management, LLC, New York, NY

Eaton Vance Management, Boston, MA

First Eagle Investment Management, LLC, New York, NY

Galtere Ltd., New York, NY

Galtera N.A. Inc., New York, NY

Lazard Asset Management LLC, New York, NY

Levin Capital Strategies, L.P., New York, NY

Omega Advisors, Inc., New York, NY

Pacific Investment Management Company LLC, Newport Beach, CA

*Principal

Global Investors LLC is the asset management arm of the Principal Financial Group® (The Principal®), which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors, LLC.

Note:	Russell Strategic Call Overwriting Fund is directly managed by RIMCo.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Manager, Money Managers and Service Providers	551

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-226

2013 SEMI-ANNUAL REPORT

LifePoints® Funds

APRIL 30, 2013

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

2055 Strategy Fund	R1, R2, R3

In Retirement Fund	A, R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 39 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Semi-annual Report

April 30, 2013 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,036.40	$1,021.97
Expenses Paid During Period*	$2.88	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,032.80	$1,018.25
Expenses Paid During Period*	$6.65	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,037.10	$1,021.97
Expenses Paid During Period*	$2.88	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Conservative Strategy Fund	3

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,039.20	$1,023.95
Expenses Paid During Period*	$0.86	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,037.10	$1,022.71
Expenses Paid During Period*	$2.12	$2.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,036.40	$1,021.47
Expenses Paid During Period*	$3.38	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,037.30	$1,023.21
Expenses Paid During Period*	$1.62	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

4	Conservative Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 8.1%
Russell Commodity Strategies Fund	1,493,148	13,319
Russell Global Infrastructure Fund	1,101,056	13,411
Russell Global Real Estate Securities Fund	305,971	13,405
Russell Multi-Strategy Alternative Fund	1,271,044	13,244

		53,379

Domestic Equities - 7.0%
Russell U.S. Core Equity Fund	680,687	23,300
Russell U.S. Defensive Equity Fund	445,134	16,648
Russell U.S. Dynamic Equity Fund	610,618	6,668

		46,616

Fixed Income - 77.3%
Russell Global Opportunistic Credit Fund	1,237,082	13,262
Russell Investment Grade Bond Fund	5,719,258	128,855
Russell Short Duration Bond Fund	6,073,494	118,919
Russell Strategic Bond Fund	22,274,050	251,251

		512,287

International Equities - 7.6%
Russell Global Equity Fund	2,977,350	30,071
Russell International Developed Markets Fund	605,132	20,084

		50,155

Total Investments - 100.0% (identified cost $589,296)		662,437

Other Assets and Liabilities, Net - 0.0%		153

Net Assets - 100.0%		662,590

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	8.1
Domestic Equities	7.0
Fixed Income	77.3
International Equities	7.6

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	5

Russell Investment Company

Conservative Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$589,296
Investments, at fair value	662,437
Receivables:
Investments sold	266
Fund shares sold	1,521
From affiliates	101
Prepaid expenses	4

Total assets	664,329

Liabilities
Payables:
Fund shares redeemed	1,144
Accrued fees to affiliates	499
Other accrued expenses	96

Total liabilities	1,739

Net Assets	$662,590

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(430)
Accumulated net realized gain (loss)	(364)
Unrealized appreciation (depreciation) on investments	73,141
Shares of beneficial interest	594
Additional paid-in capital	589,649

Net Assets	$662,590

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.84
Class A — Net assets	$147,150,462
Class A — Shares outstanding ($.01 par value)	13,185,057
Net asset value per share: Class C(#)	$11.08
Class C — Net assets	$250,879,091
Class C — Shares outstanding ($.01 par value)	22,640,665
Net asset value per share: Class E(#)	$11.20
Class E — Net assets	$34,916,348
Class E — Shares outstanding ($.01 par value)	3,117,705
Net asset value per share: Class R1(#)	$11.23
Class R1 — Net assets	$45,725,563
Class R1 — Shares outstanding ($.01 par value)	4,073,532
Net asset value per share: Class R2(#)	$11.17
Class R2 — Net assets	$41,801,495
Class R2 — Shares outstanding ($.01 par value)	3,741,905
Net asset value per share: Class R3(#)	$11.24
Class R3 — Net assets	$53,779,519
Class R3 — Shares outstanding ($.01 par value)	4,784,637
Net asset value per share: Class S(#)	$11.23
Class S — Net assets	$88,337,193
Class S — Shares outstanding ($.01 par value)	7,865,068

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

6	Conservative Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$15,251

Expenses
Advisory fees	653
Administrative fees	157
Custodian fees	16
Distribution fees - Class A	178
Distribution fees - Class C	889
Distribution fees - Class R3	72
Transfer agent fees - Class A	142
Transfer agent fees - Class C	237
Transfer agent fees - Class E	36
Transfer agent fees - Class R1	43
Transfer agent fees - Class R2	43
Transfer agent fees - Class R3	57
Transfer agent fees - Class S	95
Professional fees	24
Registration fees	85
Shareholder servicing fees - Class C	296
Shareholder servicing fees - Class E	45
Shareholder servicing fees - Class R2	53
Shareholder servicing fees - Class R3	72
Trustees’ fees	8
Printing fees	28
Miscellaneous	11

Expenses before reductions	3,240
Expense reductions	(698)

Net expenses	2,542

Net investment income (loss)	12,709

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,491
Capital gain distributions from Underlying Funds	2,414

Net realized gain (loss)	3,905
Net change in unrealized appreciation (depreciation) on investments	6,494

Net realized and unrealized gain (loss)	10,399

Net Increase (Decrease) in Net Assets from Operations	$23,108

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	7

Russell Investment Company

Conservative Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,709	$15,004
Net realized gain (loss)	3,905	8,650
Net change in unrealized appreciation (depreciation)	6,494	21,735

Net increase (decrease) in net assets from operations	23,108	45,389

Distributions
From net investment income
Class A	(3,037)	(2,813)
Class C	(4,152)	(3,179)
Class E	(766)	(1,002)
Class R1	(940)	(923)
Class R2	(1,012)	(1,134)
Class R3	(1,259)	(3,412)
Class S	(2,022)	(2,492)
From net realized gain
Class A	(267)	—
Class C	(441)	—
Class E	(68)	—
Class R1	(74)	—
Class R2	(88)	—
Class R3	(116)	—
Class S	(170)	—

Net decrease in net assets from distributions	(14,412)	(14,955)

Share Transactions*
Net increase (decrease) in net assets from share transactions	7,377	(74,211)

Total Net Increase (Decrease) in Net Assets	16,073	(43,777)

Net Assets
Beginning of period	646,517	690,294

End of period	$662,590	$646,517

Undistributed (overdistributed) net investment income included in net assets	$(430)	$49

See accompanying notes which are an integral part of the financial statements.

8	Conservative Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2,531	$27,877	3,795	$40,569
Proceeds from reinvestment of distributions	293	3,193	249	2,627
Payments for shares redeemed	(1,726)	(19,009)	(2,436)	(26,070)

Net increase (decrease)	1,098	12,061	1,608	17,126

Class C
Proceeds from shares sold	4,606	50,351	7,476	79,535
Proceeds from reinvestment of distributions	415	4,493	294	3,056
Payments for shares redeemed	(3,405)	(37,218)	(5,098)	(54,252)

Net increase (decrease)	1,616	17,626	2,672	28,339

Class E
Proceeds from shares sold	565	6,241	1,347	14,402
Proceeds from reinvestment of distributions	75	816	94	989
Payments for shares redeemed	(1,065)	(11,767)	(1,937)	(20,894)

Net increase (decrease)	(425)	(4,710)	(496)	(5,503)

Class R1
Proceeds from shares sold	1,420	15,702	2,072	22,339
Proceeds from reinvestment of distributions	92	1,014	86	911
Payments for shares redeemed	(1,097)	(12,158)	(1,255)	(13,559)

Net increase (decrease)	415	4,558	903	9,691

Class R2
Proceeds from shares sold	1,005	11,085	1,779	18,981
Proceeds from reinvestment of distributions	101	1,100	107	1,134
Payments for shares redeemed	(1,373)	(15,073)	(1,700)	(18,246)

Net increase (decrease)	(267)	(2,888)	186	1,869

Class R3
Proceeds from shares sold	614	6,796	2,048	22,012
Proceeds from reinvestment of distributions	125	1,375	323	3,412
Payments for shares redeemed	(1,712)	(18,925)	(13,943)	(150,129)

Net increase (decrease)	(973)	(10,754)	(11,572)	(124,705)

Class S
Proceeds from shares sold	2,955	32,590	3,910	41,931
Proceeds from reinvestment of distributions	193	2,119	222	2,348
Payments for shares redeemed	(3,900)	(43,225)	(4,209)	(45,307)

Net increase (decrease)	(752)	(8,516)	(77)	(1,028)

Total increase (decrease)	712	$7,377	(6,776)	$(74,211)

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	9

Russell Investment Company

Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	11.02	.22	.17	.39	(.23)	(.02)
October 31, 2012	10.53	.24	.50	.74	(.25)	—
October 31, 2011	10.71	.39	(.19)	.20	(.38)	—
October 31, 2010	9.79	.28	.93	1.21	(.29)	—
October 31, 2009	8.79	.35	1.11	1.46	(.41)	(.05)
October 31, 2008	11.03	.52	(2.16)	(1.64)	(.48)	(.12)
Class C
April 30, 2013*	10.94	.18	.17	.35	(.19)	(.02)
October 31, 2012	10.46	.16	.49	.65	(.17)	—
October 31, 2011	10.64	.31	(.17)	.14	(.32)	—
October 31, 2010	9.75	.20	.90	1.10	(.21)	—
October 31, 2009	8.75	.28	1.12	1.40	(.35)	(.05)
October 31, 2008	10.99	.46	(2.17)	(1.71)	(.41)	(.12)
Class E
April 30, 2013*	11.05	.23	.17	.40	(.23)	(.02)
October 31, 2012	10.56	.25	.49	.74	(.25)	—
October 31, 2011	10.73	.47	(.26)	.21	(.38)	—
October 31, 2010	9.82	.28	.92	1.20	(.29)	—
October 31, 2009	8.81	.35	1.12	1.47	(.41)	(.05)
October 31, 2008	11.06	.55	(2.20)	(1.65)	(.48)	(.12)
Class R1
April 30, 2013*	11.08	.23	.20	.43	(.26)	(.02)
October 31, 2012	10.59	.28	.51	.79	(.30)	—
October 31, 2011	10.76	.40	(.14)	.26	(.43)	—
October 31, 2010	9.85	.29	.93	1.22	(.31)	—
October 31, 2009	8.83	.36	1.15	1.51	(.44)	(.05)
October 31, 2008	11.08	.56	(2.18)	(1.62)	(.51)	(.12)
Class R2
April 30, 2013*	11.03	.25	.15	.40	(.24)	(.02)
October 31, 2012	10.54	.27	.49	.76	(.27)	—
October 31, 2011	10.72	.30	(.07)	.23	(.41)	—
October 31, 2010	9.81	.28	.92	1.20	(.29)	—
October 31, 2009	8.80	.35	1.12	1.47	(.41)	(.05)
October 31, 2008	11.05	.50	(2.14)	(1.64)	(.49)	(.12)
Class R3
April 30, 2013*	11.09	.24	.16	.40	(.23)	(.02)
October 31, 2012	10.60	.28	.44	.72	(.23)	—
October 31, 2011	10.77	.41	(.20)	.21	(.38)	—
October 31, 2010	9.85	.26	.92	1.18	(.26)	—
October 31, 2009	8.84	.33	1.12	1.45	(.39)	(.05)
October 31, 2008	11.09	.52	(2.19)	(1.67)	(.46)	(.12)
Class S
April 30, 2013*	11.09	.23	.18	.41	(.25)	(.02)
October 31, 2012	10.60	.28	.49	.77	(.28)	—
October 31, 2011	10.77	.44	(.20)	.24	(.41)	—
October 31, 2010	9.85	.30	.93	1.23	(.31)	—
October 31, 2009	8.84	.38	1.11	1.49	(.43)	(.05)
October 31, 2008	11.09	.57	(2.19)	(1.62)	(.51)	(.12)

See accompanying notes which are an integral part of the financial statements.

10	Conservative Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(e)	% Portfolio Turnover Rate(c)

(.25)	11.16	3.64	147,150	.75	.57	2.03	10
(.25)	11.02	7.15	133,172	.72	.56	2.28	22
(.38)	10.53	1.98	110,375	.74	.55	3.55	19
(.29)	10.71	12.55	103,561	.73	.54	2.74	38
(.46)	9.79	17.41	74,240	.73	.50	3.93	17
(.60)	8.79	(15.56)	55,163	.66	.27	5.05	86

(.21)	11.08	3.28	250,879	1.50	1.32	1.63	10
(.17)	10.94	6.28	230,038	1.47	1.31	1.51	22
(.32)	10.46	1.33	191,953	1.49	1.30	2.83	19
(.21)	10.64	11.48	174,211	1.48	1.29	1.95	38
(.40)	9.75	16.66	116,776	1.48	1.25	3.16	17
(.53)	8.75	(16.24)	88,276	1.41	1.02	4.50	86

(.25)	11.20	3.71	34,916	.75	.57	2.06	10
(.25)	11.05	7.11	39,156	.72	.56	2.32	22
(.38)	10.56	2.01	42,668	.74	.55	4.21	19
(.29)	10.73	12.39	89,672	.72	.54	2.77	38
(.46)	9.82	17.48	77,702	.73	.50	3.92	17
(.60)	8.81	(15.60)	66,526	.66	.27	5.27	86

(.28)	11.23	3.92	45,726	.50	.17	2.12	10
(.30)	11.08	7.57	40,536	.47	.14	2.59	22
(.43)	10.59	2.51	29,187	.49	.12	3.66	19
(.31)	10.76	12.64	18,008	.48	.27	2.83	38
(.49)	9.85	17.85	7,662	.48	.25	4.02	17
(.63)	8.83	(15.36)	3,026	.42	.02	5.44	86

(.26)	11.17	3.71	41,802	.75	.42	2.27	10
(.27)	11.03	7.32	44,214	.72	.39	2.51	22
(.41)	10.54	2.19	40,304	.74	.37	2.74	19
(.29)	10.72	12.43	8,458	.73	.52	2.69	38
(.46)	9.81	17.44	4,571	.74	.50	3.97	17
(.61)	8.80	(15.60)	5,701	.66	.27	4.84	86

(.25)	11.24	3.64	53,780	1.00	.67	2.14	10
(.23)	11.09	6.91	63,878	.98	.64	2.60	22
(.38)	10.60	1.99	183,681	.99	.62	3.66	19
(.26)	10.77	12.18	209,751	.97	.77	2.52	38
(.44)	9.85	17.13	175,502	.98	.75	3.68	17
(.58)	8.84	(15.78)	160,491	.91	.52	5.03	86

(.27)	11.23	3.73	88,337	.50	.32	2.11	10
(.28)	11.09	7.37	95,523	.47	.31	2.61	22
(.41)	10.60	2.32	92,126	.49	.30	4.00	19
(.31)	10.77	12.73	93,182	.47	.29	2.93	38
(.48)	9.85	17.71	67,653	.48	.25	4.18	17
(.63)	8.84	(15.34)	48,347	.41	.02	5.48	86

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	11

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,058.60	$1,021.97
Expenses Paid During Period*	$2.91	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,054.20	$1,018.25
Expenses Paid During Period*	$6.72	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,057.60	$1,021.97
Expenses Paid During Period*	$2.91	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

12	Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,059.60	$1,023.95
Expenses Paid During Period*	$0.87	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,058.50	$1,022.71
Expenses Paid During Period*	$2.14	$2.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,057.70	$1,021.47
Expenses Paid During Period*	$3.42	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,058.80	$1,023.21
Expenses Paid During Period*	$1.63	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Moderate Strategy Fund	13

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 12.1%
Russell Commodity Strategies Fund	3,440,692	30,691
Russell Global Infrastructure Fund	2,603,907	31,716
Russell Global Real Estate Securities Fund	723,085	31,678
Russell Multi-Strategy Alternative Fund	2,960,605	30,850

		124,935

Domestic Equities - 13.8%
Russell U.S. Core Equity Fund	1,744,083	59,700
Russell U.S. Defensive Equity Fund	1,113,248	41,635
Russell U.S. Dynamic Equity Fund	1,899,060	20,738
Russell U.S. Small Cap Equity Fund	749,668	20,796

		142,869

Fixed Income - 56.6%
Russell Global Opportunistic Credit Fund	1,925,035	20,636
Russell Investment Grade Bond Fund	8,649,258	194,868
Russell Strategic Bond Fund	32,774,742	369,699

		585,203

International Equities - 17.4%
Russell Emerging Markets Fund	1,913,019	36,500
Russell Global Equity Fund	7,768,511	78,462
Russell International Developed Markets Fund	1,980,746	65,741

		180,703

Total Investments - 99.9% (identified cost $892,802)		1,033,710

Other Assets and Liabilities, Net - 0.1%		585

Net Assets - 100.0%		1,034,295

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	12.1
Domestic Equities	13.8
Fixed Income	56.6
International Equities	17.4

Total Investments	99.9
Other Assets and Liabilities, Net	0.1

100.0

See accompanying notes which are an integral part of the financial statements.

14	Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$892,802
Investments, at fair value	1,033,710
Receivables:
Investments sold	253
Fund shares sold	2,089
From affiliates	140
Prepaid expenses	7

Total assets	1,036,199

Liabilities
Payables:
Fund shares redeemed	1,035
Accrued fees to affiliates	735
Other accrued expenses	134

Total liabilities	1,904

Net Assets	$1,034,295

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(626)
Accumulated net realized gain (loss)	(49,178)
Unrealized appreciation (depreciation) on investments	140,908
Shares of beneficial interest	903
Additional paid-in capital	942,288

Net Assets	$1,034,295

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.47
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.17
Class A — Net assets	$243,370,779
Class A — Shares outstanding ($.01 par value)	21,221,150
Net asset value per share: Class C(#)	$11.39
Class C — Net assets	$337,814,215
Class C — Shares outstanding ($.01 par value)	29,651,119
Net asset value per share: Class E(#)	$11.48
Class E — Net assets	$71,434,833
Class E — Shares outstanding ($.01 par value)	6,220,056
Net asset value per share: Class R1(#)	$11.51
Class R1 — Net assets	$72,945,841
Class R1 — Shares outstanding ($.01 par value)	6,334,897
Net asset value per share: Class R2(#)	$11.48
Class R2 — Net assets	$75,418,650
Class R2 — Shares outstanding ($.01 par value)	6,569,349
Net asset value per share: Class R3(#)	$11.53
Class R3 — Net assets	$72,133,686
Class R3 — Shares outstanding ($.01 par value)	6,258,840
Net asset value per share: Class S(#)	$11.51
Class S — Net assets	$161,176,567
Class S — Shares outstanding ($.01 par value)	14,002,057

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	15

Russell Investment Company

Moderate Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$22,612

Expenses
Advisory fees	998
Administrative fees	241
Custodian fees	17
Distribution fees - Class A	293
Distribution fees - Class C	1,204
Distribution fees - Class R3	98
Transfer agent fees - Class A	234
Transfer agent fees - Class C	321
Transfer agent fees - Class E	72
Transfer agent fees - Class R1	68
Transfer agent fees - Class R2	70
Transfer agent fees - Class R3	79
Transfer agent fees - Class S	154
Professional fees	29
Registration fees	87
Shareholder servicing fees - Class C	401
Shareholder servicing fees - Class E	90
Shareholder servicing fees - Class R2	88
Shareholder servicing fees - Class R3	98
Trustees’ fees	12
Printing fees	37
Miscellaneous	14

Expenses before reductions	4,705
Expense reductions	(998)

Net expenses	3,707

Net investment income (loss)	18,905

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,138
Capital gain distributions from Underlying Funds	3,074

Net realized gain (loss)	6,212
Net change in unrealized appreciation (depreciation) on investments	31,005

Net realized and unrealized gain (loss)	37,217

Net Increase (Decrease) in Net Assets from Operations	$56,122

See accompanying notes which are an integral part of the financial statements.

16	Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$18,905	$22,639
Net realized gain (loss)	6,212	7,560
Net change in unrealized appreciation (depreciation)	31,005	45,487

Net increase (decrease) in net assets from operations	56,122	75,686

Distributions
From net investment income
Class A	(4,745)	(4,870)
Class C	(5,370)	(4,438)
Class E	(1,478)	(1,878)
Class R1	(1,488)	(1,363)
Class R2	(1,494)	(1,667)
Class R3	(1,672)	(4,575)
Class S	(3,359)	(3,773)

Net decrease in net assets from distributions	(19,606)	(22,564)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(5,350)	(125,045)

Total Net Increase (Decrease) in Net Assets	31,166	(71,923)

Net Assets
Beginning of period	1,003,129	1,075,052

End of period	$1,034,295	$1,003,129

Undistributed (overdistributed) net investment income included in net assets	$(626)	$75

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	17

Russell Investment Company

Moderate Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2,486	$27,768	4,679	$50,076
Proceeds from reinvestment of distributions	424	4,685	427	4,464
Payments for shares redeemed	(2,699)	(30,197)	(3,816)	(40,865)

Net increase (decrease)	211	2,256	1,290	13,675

Class C
Proceeds from shares sold	3,904	43,378	6,794	72,286
Proceeds from reinvestment of distributions	484	5,296	419	4,288
Payments for shares redeemed	(3,336)	(37,035)	(6,195)	(65,888)

Net increase (decrease)	1,052	11,639	1,018	10,686

Class E
Proceeds from shares sold	821	9,181	3,409	35,937
Proceeds from reinvestment of distributions	132	1,465	177	1,855
Payments for shares redeemed	(1,434)	(16,076)	(3,803)	(41,022)

Net increase (decrease)	(481)	(5,430)	(217)	(3,230)

Class R1
Proceeds from shares sold	1,402	15,739	3,036	32,652
Proceeds from reinvestment of distributions	134	1,488	129	1,363
Payments for shares redeemed	(1,216)	(13,621)	(1,365)	(14,766)

Net increase (decrease)	320	3,606	1,800	19,249

Class R2
Proceeds from shares sold	1,189	13,362	2,699	28,704
Proceeds from reinvestment of distributions	135	1,494	159	1,667
Payments for shares redeemed	(1,347)	(15,022)	(2,025)	(21,790)

Net increase (decrease)	(23)	(166)	833	8,581

Class R3
Proceeds from shares sold	754	8,487	2,717	29,215
Proceeds from reinvestment of distributions	151	1,672	438	4,575
Payments for shares redeemed	(2,449)	(27,514)	(18,905)	(202,242)

Net increase (decrease)	(1,544)	(17,355)	(15,750)	(168,452)

Class S
Proceeds from shares sold	2,516	28,330	4,614	49,573
Proceeds from reinvestment of distributions	299	3,317	351	3,692
Payments for shares redeemed	(2,810)	(31,547)	(5,485)	(58,819)

Net increase (decrease)	5	100	(520)	(5,554)

Total increase (decrease)	(460)	$(5,350)	(11,546)	$(125,045)

See accompanying notes which are an integral part of the financial statements.

18	Moderate Strategy Fund

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Russell Investment Company

Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	11.06	.22	.42	.64	(.23)	—
October 31, 2012	10.51	.24	.55	.79	(.24)	—
October 31, 2011	10.68	.38	(.18)	.20	(.37)	—
October 31, 2010	9.55	.25	1.14	1.39	(.26)	—
October 31, 2009	8.53	.28	1.21	1.49	(.36)	(.11)
October 31, 2008	12.09	.58	(3.32)	(2.74)	(.53)	(.29)
Class C
April 30, 2013*	10.99	.17	.42	.59	(.19)	—
October 31, 2012	10.44	.16	.55	.71	(.16)	—
October 31, 2011	10.62	.28	(.15)	.13	(.31)	—
October 31, 2010	9.50	.17	1.13	1.30	(.18)	—
October 31, 2009	8.49	.22	1.19	1.41	(.29)	(.11)
October 31, 2008	12.04	.50	(3.31)	(2.81)	(.45)	(.29)
Class E
April 30, 2013*	11.08	.22	.41	.63	(.23)	—
October 31, 2012	10.52	.23	.57	.80	(.24)	—
October 31, 2011	10.68	.45	(.24)	.21	(.37)	—
October 31, 2010	9.55	.26	1.13	1.39	(.26)	—
October 31, 2009	8.54	.28	1.20	1.48	(.36)	(.11)
October 31, 2008	12.10	.59	(3.33)	(2.74)	(.53)	(.29)
Class R1
April 30, 2013*	11.11	.24	.41	.65	(.25)	—
October 31, 2012	10.56	.27	.57	.84	(.29)	—
October 31, 2011	10.72	.38	(.12)	.26	(.42)	—
October 31, 2010	9.59	.27	1.14	1.41	(.28)	—
October 31, 2009	8.56	.29	1.23	1.52	(.38)	(.11)
October 31, 2008	12.14	.56	(3.30)	(2.74)	(.55)	(.29)
Class R2
April 30, 2013*	11.08	.23	.41	.64	(.24)	—
October 31, 2012	10.52	.26	.56	.82	(.26)	—
October 31, 2011	10.69	.23	— (i)	.23	(.40)	—
October 31, 2010	9.56	.25	1.14	1.39	(.26)	—
October 31, 2009	8.53	.29	1.20	1.49	(.35)	(.11)
October 31, 2008	12.09	.45	(3.19)	(2.74)	(.53)	(.29)
Class R3
April 30, 2013*	11.12	.23	.40	.63	(.22)	—
October 31, 2012	10.56	.27	.51	.78	(.22)	—
October 31, 2011	10.72	.38	(.17)	.21	(.37)	—
October 31, 2010	9.59	.23	1.13	1.36	(.23)	—
October 31, 2009	8.56	.26	1.21	1.47	(.33)	(.11)
October 31, 2008	12.13	.56	(3.34)	(2.78)	(.50)	(.29)
Class S
April 30, 2013*	11.11	.24	.40	.64	(.24)	—
October 31, 2012	10.55	.27	.56	.83	(.27)	—
October 31, 2011	10.72	.37	(.14)	.23	(.40)	—
October 31, 2010	9.58	.28	1.14	1.42	(.28)	—
October 31, 2009	8.56	.30	1.21	1.51	(.38)	(.11)
October 31, 2008	12.13	.61	(3.34)	(2.73)	(.55)	(.29)

See accompanying notes which are an integral part of the financial statements.

20	Moderate Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(e)	% Portfolio Turnover Rate(c)

(.23)	11.47	5.86	243,371	.74	.57	1.94	7
(.24)	11.06	7.67	232,467	.71	.56	2.21	23
(.37)	10.51	1.95	207,292	.73	.55	3.53	15
(.26)	10.68	14.75	220,380	.71	.54	2.51	48
(.47)	9.55	18.43	182,901	.72	.51	3.34	17
(.82)	8.53	(24.05)	162,970	.64	.27	5.36	86

(.19)	11.39	5.42	337,814	1.49	1.32	1.57	7
(.16)	10.99	6.91	314,391	1.46	1.31	1.48	23
(.31)	10.44	1.20	288,055	1.48	1.30	2.66	15
(.18)	10.62	13.87	270,529	1.46	1.29	1.74	48
(.40)	9.50	17.54	221,669	1.46	1.26	2.59	17
(.74)	8.49	(24.67)	196,167	1.39	1.02	4.65	86

(.23)	11.48	5.76	71,435	.74	.57	1.98	7
(.24)	11.08	7.75	74,240	.71	.56	2.14	23
(.37)	10.52	2.00	72,800	.73	.55	4.21	15
(.26)	10.68	14.74	155,540	.71	.54	2.54	48
(.47)	9.55	18.28	150,712	.72	.51	3.36	17
(.82)	8.54	(24.03)	144,684	.64	.27	5.46	86

(.25)	11.51	5.96	72,946	.49	.17	2.11	7
(.29)	11.11	8.10	66,823	.46	.14	2.48	23
(.42)	10.56	2.49	44,486	.48	.12	3.55	15
(.28)	10.72	14.97	28,704	.47	.27	2.64	48
(.49)	9.59	18.79	14,348	.46	.26	3.28	17
(.84)	8.56	(23.92)	3,047	.40	.02	5.29	86

(.24)	11.48	5.85	75,419	.74	.42	2.04	7
(.26)	11.08	7.95	73,019	.71	.39	2.38	23
(.40)	10.52	2.17	60,610	.73	.37	2.14	15
(.26)	10.69	14.74	7,221	.71	.52	2.50	48
(.46)	9.56	18.42	5,738	.72	.51	3.51	17
(.82)	8.53	(24.03)	12,817	.65	.27	4.26	86

(.22)	11.53	5.77	72,134	.99	.67	2.07	7
(.22)	11.12	7.55	86,756	.97	.64	2.56	23
(.37)	10.56	1.97	248,661	.98	.62	3.51	15
(.23)	10.72	14.39	288,375	.96	.77	2.32	48
(.44)	9.59	18.19	276,878	.97	.76	3.09	17
(.79)	8.56	(24.27)	265,507	.89	.52	5.22	86

(.24)	11.51	5.88	161,176	.49	.32	2.10	7
(.27)	11.11	8.02	155,433	.46	.31	2.52	23
(.40)	10.55	2.21	153,148	.48	.30	3.49	15
(.28)	10.72	15.09	126,620	.46	.29	2.77	48
(.49)	9.58	18.65	117,448	.47	.26	3.54	17
(.84)	8.56	(23.85)	89,799	.39	.02	5.67	86

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	21

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,081.60	$1,021.97
Expenses Paid During Period*	$2.94	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,077.60	$1,018.25
Expenses Paid During Period*	$6.80	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,082.10	$1,021.97
Expenses Paid During Period*	$2.94	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

22	Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,084.10	$1,023.95
Expenses Paid During Period*	$0.88	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,082.30	$1,022.71
Expenses Paid During Period*	$2.17	$2.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,080.60	$1,021.47
Expenses Paid During Period*	$3.46	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,083.20	$1,023.21
Expenses Paid During Period*	$1.65	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Balanced Strategy Fund	23

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 12.9%
Russell Commodity Strategies Fund	16,945,981	151,158
Russell Global Infrastructure Fund	9,944,100	121,119
Russell Global Real Estate Securities Fund	2,765,705	121,166
Russell Multi-Strategy Alternative Fund	11,339,547	118,158

		511,601

Domestic Equities - 24.1%
Russell U.S. Core Equity Fund	11,024,475	377,368
Russell U.S. Defensive Equity Fund	5,328,483	199,285
Russell U.S. Dynamic Equity Fund	19,945,613	217,806
Russell U.S. Small Cap Equity Fund	5,719,068	158,647

		953,106

Fixed Income - 36.7%
Russell Global Opportunistic Credit Fund	11,053,452	118,493
Russell Strategic Bond Fund	118,305,893	1,334,491

		1,452,984

International Equities - 26.3%
Russell Emerging Markets Fund	9,308,026	177,597
Russell Global Equity Fund	37,630,307	380,066
Russell International Developed Markets Fund	14,538,597	482,536

		1,040,199

Total Investments - 100.0% (identified cost $3,508,499)		3,957,890

Other Assets and Liabilities, Net - (0.0%)		(1,312)

Net Assets - 100.0%		3,956,578

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	12.9
Domestic Equities	24.1
Fixed Income	36.7
International Equities	26.3

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

24	Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,508,499
Investments, at fair value	3,957,890
Receivables:
Investments sold	1,690
Fund shares sold	3,232
From affiliates	465
Prepaid expenses	26

Total assets	3,963,303

Liabilities
Payables:
Fund shares redeemed	3,387
Accrued fees to affiliates	2,853
Other accrued expenses	485

Total liabilities	6,725

Net Assets	$3,956,578

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(2,437)
Accumulated net realized gain (loss)	(273,877)
Unrealized appreciation (depreciation) on investments	449,391
Shares of beneficial interest	3,454
Additional paid-in capital	3,780,047

Net Assets	$3,956,578

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.46
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.16
Class A — Net assets	$1,098,890,697
Class A — Shares outstanding ($.01 par value)	95,849,783
Net asset value per share: Class C(#)	$11.36
Class C — Net assets	$1,352,627,696
Class C — Shares outstanding ($.01 par value)	119,047,324
Net asset value per share: Class E(#)	$11.51
Class E — Net assets	$112,483,041
Class E — Shares outstanding ($.01 par value)	9,773,975
Net asset value per share: Class R1(#)	$11.55
Class R1 — Net assets	$295,453,229
Class R1 — Shares outstanding ($.01 par value)	25,571,859
Net asset value per share: Class R2(#)	$11.48
Class R2 — Net assets	$275,405,784
Class R2 — Shares outstanding ($.01 par value)	23,984,293
Net asset value per share: Class R3(#)	$11.51
Class R3 — Net assets	$249,131,200
Class R3 — Shares outstanding ($.01 par value)	21,635,973
Net asset value per share: Class S(#)	$11.56
Class S — Net assets	$572,586,542
Class S — Shares outstanding ($.01 par value)	49,532,924

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	25

Russell Investment Company

Balanced Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$74,483

Expenses
Advisory fees	3,835
Administrative fees	924
Custodian fees	16
Distribution fees - Class A	1,331
Distribution fees - Class C	4,866
Distribution fees - Class R3	318
Transfer agent fees - Class A	1,064
Transfer agent fees - Class C	1,298
Transfer agent fees - Class E	121
Transfer agent fees - Class R1	281
Transfer agent fees - Class R2	265
Transfer agent fees - Class R3	254
Transfer agent fees - Class S	552
Professional fees	60
Registration fees	130
Shareholder servicing fees - Class C	1,622
Shareholder servicing fees - Class E	151
Shareholder servicing fees - Class R2	331
Shareholder servicing fees - Class R3	318
Trustees’ fees	47
Printing fees	128
Miscellaneous	40

Expenses before reductions	17,952
Expense reductions	(3,478)

Net expenses	14,474

Net investment income (loss)	60,009

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	35,713
Capital gain distributions from Underlying Funds	3,684

Net realized gain (loss)	39,397
Net change in unrealized appreciation (depreciation) on investments	202,039

Net realized and unrealized gain (loss)	241,436

Net Increase (Decrease) in Net Assets from Operations	$301,445

See accompanying notes which are an integral part of the financial statements.

26	Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$60,009	$78,278
Net realized gain (loss)	39,397	159,144
Net change in unrealized appreciation (depreciation)	202,039	57,524

Net increase (decrease) in net assets from operations	301,445	294,946

Distributions
From net investment income
Class A	(18,220)	(21,879)
Class C	(17,847)	(16,986)
Class E	(2,145)	(3,337)
Class R1	(5,393)	(5,889)
Class R2	(4,792)	(5,897)
Class R3	(4,269)	(11,804)
Class S	(10,083)	(12,184)

Net decrease in net assets from distributions	(62,749)	(77,976)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(120,749)	(550,418)

Total Net Increase (Decrease) in Net Assets	117,947	(333,448)

Net Assets
Beginning of period	3,838,631	4,172,079

End of period	$3,956,578	$3,838,631

Undistributed (overdistributed) net investment income included in net assets	$(2,437)	$303

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	27

Russell Investment Company

Balanced Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	6,800	$75,231	12,294	$127,660
Proceeds from reinvestment of distributions	1,665	18,071	2,111	21,258
Payments for shares redeemed	(11,782)	(129,935)	(19,044)	(197,954)

Net increase (decrease)	(3,317)	(36,633)	(4,639)	(49,036)

Class C
Proceeds from shares sold	9,577	105,158	18,293	188,891
Proceeds from reinvestment of distributions	1,642	17,635	1,696	16,619
Payments for shares redeemed	(12,228)	(133,878)	(24,994)	(257,914)

Net increase (decrease)	(1,009)	(11,085)	(5,005)	(52,404)

Class E
Proceeds from shares sold	1,264	13,931	3,475	35,574
Proceeds from reinvestment of distributions	196	2,132	327	3,299
Payments for shares redeemed	(3,637)	(40,335)	(8,186)	(85,356)

Net increase (decrease)	(2,177)	(24,272)	(4,384)	(46,483)

Class R1
Proceeds from shares sold	4,418	49,332	10,039	104,553
Proceeds from reinvestment of distributions	492	5,393	575	5,889
Payments for shares redeemed	(5,075)	(56,355)	(5,094)	(53,666)

Net increase (decrease)	(165)	(1,630)	5,520	56,776

Class R2
Proceeds from shares sold	2,764	30,688	6,581	67,828
Proceeds from reinvestment of distributions	440	4,791	584	5,897
Payments for shares redeemed	(4,017)	(44,110)	(6,891)	(71,830)

Net increase (decrease)	(813)	(8,631)	274	1,895

Class R3
Proceeds from shares sold	1,744	19,356	5,242	54,558
Proceeds from reinvestment of distributions	392	4,269	1,176	11,804
Payments for shares redeemed	(4,655)	(51,726)	(50,412)	(520,687)

Net increase (decrease)	(2,519)	(28,101)	(43,994)	(454,325)

Class S
Proceeds from shares sold	6,833	76,386	14,300	150,075
Proceeds from reinvestment of distributions	894	9,797	1,157	11,798
Payments for shares redeemed	(8,658)	(96,580)	(16,204)	(168,714)

Net increase (decrease)	(931)	(10,397)	(747)	(6,841)

Total increase (decrease)	(10,931)	$(120,749)	(52,975)	$(550,418)

See accompanying notes which are an integral part of the financial statements.

28	Balanced Strategy Fund

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Russell Investment Company

Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Class A
April 30, 2013*	10.78	.18	.69	.87	(.19)	—
October 31, 2012	10.20	.22	.57	.79	(.21)	—
October 31, 2011	10.33	.29	(.13)	.16	(.29)	—
October 31, 2010	9.12	.22	1.21	1.43	(.22)	—
October 31, 2009	8.35	.20	1.17	1.37	(.24)	(.36)
October 31, 2008	13.10	.57	(4.37)	(3.80)	(.55)	(.40)
Class C
April 30, 2013*	10.69	.14	.68	.82	(.15)	—
October 31, 2012	10.11	.14	.58	.72	(.14)	—
October 31, 2011	10.27	.21	(.14)	.07	(.23)	—
October 31, 2010	9.07	.14	1.21	1.35	(.15)	—
October 31, 2009	8.31	.14	1.16	1.30	(.18)	(.36)
October 31, 2008	13.03	.48	(4.34)	(3.86)	(.46)	(.40)
Class E
April 30, 2013*	10.82	.19	.69	.88	(.19)	—
October 31, 2012	10.23	.22	.58	.80	(.21)	—
October 31, 2011	10.36	.39	(.24)	.15	(.28)	—
October 31, 2010	9.15	.22	1.21	1.43	(.22)	—
October 31, 2009	8.37	.20	1.18	1.38	(.24)	(.36)
October 31, 2008	13.12	.58	(4.38)	(3.80)	(.55)	(.40)
Class R1
April 30, 2013*	10.86	.21	.69	.90	(.21)	—
October 31, 2012	10.28	.25	.59	.84	(.26)	—
October 31, 2011	10.41	.30	(.10)	.20	(.33)	—
October 31, 2010	9.19	.23	1.23	1.46	(.24)	—
October 31, 2009	8.41	.21	1.19	1.40	(.26)	(.36)
October 31, 2008	13.18	.56	(4.35)	(3.79)	(.58)	(.40)
Class R2
April 30, 2013*	10.80	.19	.69	.88	(.20)	—
October 31, 2012	10.21	.23	.59	.82	(.23)	—
October 31, 2011	10.36	.17	(.01)	.16	(.31)	—
October 31, 2010	9.14	.21	1.23	1.44	(.22)	—
October 31, 2009	8.36	.20	1.18	1.38	(.24)	(.36)
October 31, 2008	13.12	.44	(4.25)	(3.81)	(.55)	(.40)
Class R3
April 30, 2013*	10.83	.18	.68	.86	(.18)	—
October 31, 2012	10.23	.24	.56	.80	(.20)	—
October 31, 2011	10.36	.30	(.15)	.15	(.28)	—
October 31, 2010	9.15	.20	1.20	1.40	(.19)	—
October 31, 2009	8.38	.18	1.17	1.35	(.22)	(.36)
October 31, 2008	13.12	.56	(4.38)	(3.82)	(.52)	(.40)
Class S
April 30, 2013*	10.87	.20	.69	.89	(.20)	—
October 31, 2012	10.28	.24	.59	.83	(.24)	—
October 31, 2011	10.42	.32	(.15)	.17	(.31)	—
October 31, 2010	9.19	.24	1.23	1.47	(.24)	—
October 31, 2009	8.41	.22	1.18	1.40	(.26)	(.36)
October 31, 2008	13.18	.60	(4.39)	(3.79)	(.58)	(.40)

See accompanying notes which are an integral part of the financial statements.

30	Balanced Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(e)	% Portfolio Turnover Rate(c)

(.19)	11.46	8.16	1,098,890	.72	.57	1.64	4
(.21)	10.78	7.94	1,068,990	.70	.56	2.07	20
(.29)	10.20	1.51	1,058,489	.71	.55	2.79	9
(.22)	10.33	15.86	1,095,814	.70	.54	2.25	24
(.60)	9.12	18.02	1,018,019	.70	.52	2.45	11
(.95)	8.35	(30.88)	964,226	.67	.27	5.12	18

(.15)	11.36	7.76	1,352,628	1.47	1.32	1.26	4
(.14)	10.69	7.22	1,283,124	1.45	1.31	1.32	20
(.23)	10.11	.64	1,264,734	1.46	1.30	2.03	9
(.15)	10.27	14.99	1,310,397	1.45	1.29	1.49	24
(.54)	9.07	17.14	1,188,328	1.45	1.27	1.71	11
(.86)	8.31	(31.37)	1,166,957	1.42	1.02	4.35	18

(.19)	11.51	8.21	112,483	.72	.57	1.73	4
(.21)	10.82	7.98	129,301	.70	.56	2.16	20
(.28)	10.23	1.42	167,108	.71	.55	3.64	9
(.22)	10.36	15.81	526,084	.70	.54	2.24	24
(.60)	9.15	18.09	501,582	.70	.52	2.46	11
(.95)	8.37	(30.84)	489,750	.67	.27	5.18	18

(.21)	11.55	8.41	295,453	.47	.17	1.84	4
(.26)	10.86	8.36	279,572	.45	.14	2.34	20
(.33)	10.28	1.94	207,763	.47	.12	2.84	9
(.24)	10.41	16.14	113,700	.45	.27	2.35	24
(.62)	9.19	18.31	57,963	.45	.27	2.55	11
(.98)	8.41	(30.66)	24,105	.42	.02	5.06	18

(.20)	11.48	8.23	275,406	.72	.42	1.74	4
(.23)	10.80	8.23	267,734	.70	.39	2.24	20
(.31)	10.21	1.52	250,510	.72	.37	1.64	9
(.22)	10.36	15.95	31,620	.70	.52	2.19	24
(.60)	9.14	18.04	28,403	.70	.52	2.54	11
(.95)	8.36	(30.89)	42,341	.68	.27	4.00	18

(.18)	11.51	8.06	249,131	.97	.67	1.62	4
(.20)	10.83	7.95	261,491	.95	.64	2.34	20
(.28)	10.23	1.43	697,038	.96	.62	2.82	9
(.19)	10.36	15.52	840,066	.95	.77	2.03	24
(.58)	9.15	17.67	827,996	.95	.77	2.21	11
(.92)	8.38	(30.95)	812,715	.92	.52	4.97	18

(.20)	11.56	8.32	572,587	.47	.32	1.77	4
(.24)	10.87	8.26	548,418	.45	.31	2.30	20
(.31)	10.28	1.65	526,437	.47	.30	3.03	9
(.24)	10.42	16.25	561,801	.45	.29	2.49	24
(.62)	9.19	18.28	527,088	.45	.27	2.70	11
(.98)	8.41	(30.66)	484,456	.42	.02	5.33	18

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	31

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,101.50	$1,021.97
Expenses Paid During Period*	$2.97	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value

November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,097.20	$1,018.25
Expenses Paid During Period*	$6.86	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,101.00	$1,021.97
Expenses Paid During Period*	$2.97	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

32	Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,102.70	$1,023.95
Expenses Paid During Period*	$0.89	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,102.00	$1,022.71
Expenses Paid During Period*	$2.19	$2.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,100.40	$1,021.47
Expenses Paid During Period*	$3.49	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,101.90	$1,023.21
Expenses Paid During Period*	$1.67	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Growth Strategy Fund	33

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 17.8%
Russell Commodity Strategies Fund	15,302,241	136,496
Russell Global Infrastructure Fund	8,042,198	97,954
Russell Global Real Estate Securities Fund	2,238,743	98,079
Russell Multi-Strategy Alternative Fund	9,131,691	95,152

		427,681

Domestic Equities - 29.8%
Russell U.S. Core Equity Fund	8,600,360	294,390
Russell U.S. Defensive Equity Fund	3,551,572	132,829
Russell U.S. Dynamic Equity Fund	14,246,217	155,569
Russell U.S. Small Cap Equity Fund	4,757,008	131,959

		714,747

Fixed Income - 17.6%
Russell Global Opportunistic Credit Fund	8,908,988	95,504
Russell Strategic Bond Fund	28,924,094	326,264

		421,768

International Equities - 34.8%
Russell Emerging Markets Fund	7,186,948	137,127
Russell Global Equity Fund	31,169,269	314,810
Russell International Developed Markets Fund	11,556,975	383,576

		835,513

Total Investments - 100.0% (identified cost $2,122,070)		2,399,709

Other Assets and Liabilities, Net - (0.0%)		(69)

Net Assets - 100.0%		2,399,640

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	17.8
Domestic Equities	29.8
Fixed Income	17.6
International Equities	34.8

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

34	Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,122,070
Investments, at fair value	2,399,709
Receivables:
Investments sold	370
Fund shares sold	3,228
From affiliates	286
Prepaid expenses	15

Total assets	2,403,608

Liabilities
Payables:
Fund shares redeemed	1,809
Accrued fees to affiliates	1,701
Other accrued expenses	458

Total liabilities	3,968

Net Assets	$2,399,640

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,444)
Accumulated net realized gain (loss)	(363,200)
Unrealized appreciation (depreciation) on investments	277,639
Shares of beneficial interest	2,193
Additional paid-in capital	2,484,452

Net Assets	$2,399,640

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.98
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.65
Class A — Net assets	$753,021,328
Class A — Shares outstanding ($.01 par value)	68,589,261
Net asset value per share: Class C(#)	$10.78
Class C — Net assets	$751,082,099
Class C — Shares outstanding ($.01 par value)	69,694,294
Net asset value per share: Class E(#)	$11.02
Class E — Net assets	$89,537,583
Class E — Shares outstanding ($.01 par value)	8,128,297
Net asset value per share: Class R1(#)	$11.08
Class R1 — Net assets	$162,827,222
Class R1 — Shares outstanding ($.01 par value)	14,694,883
Net asset value per share: Class R2(#)	$11.01
Class R2 — Net assets	$201,955,527
Class R2 — Shares outstanding ($.01 par value)	18,348,477
Net asset value per share: Class R3(#)	$11.03
Class R3 — Net assets	$160,287,972
Class R3 — Shares outstanding ($.01 par value)	14,538,291
Net asset value per share: Class S(#)	$11.08
Class S — Net assets	$280,928,432
Class S — Shares outstanding ($.01 par value)	25,345,980

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	35

Russell Investment Company

Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$37,413

Expenses
Advisory fees	2,308
Administrative fees	556
Custodian fees	16
Distribution fees - Class A	907
Distribution fees - Class C	2,689
Distribution fees - Class R3	205
Transfer agent fees - Class A	726
Transfer agent fees - Class C	717
Transfer agent fees - Class E	93
Transfer agent fees - Class R1	150
Transfer agent fees - Class R2	199
Transfer agent fees - Class R3	164
Transfer agent fees - Class S	259
Professional fees	43
Registration fees	87
Shareholder servicing fees - Class C	896
Shareholder servicing fees - Class E	116
Shareholder servicing fees - Class R2	249
Shareholder servicing fees - Class R3	206
Trustees’ fees	28
Printing fees	81
Miscellaneous	26

Expenses before reductions	10,721
Expense reductions	(2,146)

Net expenses	8,575

Net investment income (loss)	28,838

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	24,690
Capital gain distributions from Underlying Funds	2,030

Net realized gain (loss)	26,720
Net change in unrealized appreciation (depreciation) on investments	166,272

Net realized and unrealized gain (loss)	192,992

Net Increase (Decrease) in Net Assets from Operations	$221,830

See accompanying notes which are an integral part of the financial statements.

36	Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$28,838	$42,039
Net realized gain (loss)	26,720	94,816
Net change in unrealized appreciation (depreciation)	166,272	37,663

Net increase (decrease) in net assets from operations	221,830	174,518

Distributions
From net investment income
Class A	(10,186)	(12,464)
Class C	(7,472)	(8,643)
Class E	(1,325)	(2,166)
Class R1	(2,343)	(2,794)
Class R2	(2,991)	(3,915)
Class R3	(2,279)	(7,008)
Class S	(3,861)	(4,874)

Net decrease in net assets from distributions	(30,457)	(41,864)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(78,612)	(517,060)

Total Net Increase (Decrease) in Net Assets	112,761	(384,406)

Net Assets
Beginning of period	2,286,879	2,671,285

End of period	$2,399,640	$2,286,879

Undistributed (overdistributed) net investment income included in net assets	$(1,444)	$175

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	37

Russell Investment Company

Growth Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	4,523	$47,413	7,604	$74,289
Proceeds from reinvestment of distributions	985	10,130	1,308	12,211
Payments for shares redeemed	(7,454)	(78,297)	(15,144)	(147,804)

Net increase (decrease)	(1,946)	(20,754)	(6,232)	(61,304)

Class C
Proceeds from shares sold	5,574	57,768	9,460	90,741
Proceeds from reinvestment of distributions	736	7,393	945	8,505
Payments for shares redeemed	(7,578)	(78,048)	(17,948)	(172,033)

Net increase (decrease)	(1,268)	(12,887)	(7,543)	(72,787)

Class E
Proceeds from shares sold	856	8,960	2,670	25,483
Proceeds from reinvestment of distributions	128	1,315	230	2,150
Payments for shares redeemed	(2,284)	(24,101)	(7,058)	(69,225)

Net increase (decrease)	(1,300)	(13,826)	(4,158)	(41,592)

Class R1
Proceeds from shares sold	2,843	30,166	6,066	59,277
Proceeds from reinvestment of distributions	225	2,343	293	2,794
Payments for shares redeemed	(2,408)	(25,416)	(4,439)	(44,142)

Net increase (decrease)	660	7,093	1,920	17,929

Class R2
Proceeds from shares sold	1,782	18,729	4,213	40,215
Proceeds from reinvestment of distributions	290	2,992	417	3,915
Payments for shares redeemed	(3,449)	(36,174)	(5,387)	(52,696)

Net increase (decrease)	(1,377)	(14,453)	(757)	(8,566)

Class R3
Proceeds from shares sold	1,233	12,963	3,563	34,648
Proceeds from reinvestment of distributions	221	2,279	754	7,006
Payments for shares redeemed	(3,777)	(39,794)	(39,674)	(382,471)

Net increase (decrease)	(2,323)	(24,552)	(35,357)	(340,817)

Class S
Proceeds from shares sold	4,277	45,676	5,986	58,815
Proceeds from reinvestment of distributions	367	3,814	503	4,774
Payments for shares redeemed	(4,627)	(48,723)	(7,487)	(73,512)

Net increase (decrease)	17	767	(998)	(9,923)

Total increase (decrease)	(7,537)	$(78,612)	(53,125)	$(517,060)

See accompanying notes which are an integral part of the financial statements.

38	Growth Strategy Fund

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Russell Investment Company

Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class A
April 30, 2013*	10.11	.14	.88	1.02	(.15)	—	—
October 31, 2012	9.56	.17	.55	.72	(.17)	—	—
October 31, 2011	9.68	.21	(.13)	.08	(.20)	—	—
October 31, 2010	8.43	.15	1.24	1.39	(.14)	—	—
October 31, 2009	7.97	.12	1.04	1.16	(.12)	(.57)	(.01)
October 31, 2008	13.76	.52	(5.29)	(4.77)	(.55)	(.47)	—
Class C
April 30, 2013*	9.93	.10	.86	.96	(.11)	—	—
October 31, 2012	9.41	.10	.53	.63	(.11)	—	—
October 31, 2011	9.57	.13	(.12)	.01	(.17)	—	—
October 31, 2010	8.36	.08	1.23	1.31	(.10)	—	—
October 31, 2009	7.92	.06	1.04	1.10	(.08)	(.57)	(.01)
October 31, 2008	13.67	.44	(5.26)	(4.82)	(.46)	(.47)	—
Class E
April 30, 2013*	10.15	.14	.88	1.02	(.15)	—	—
October 31, 2012	9.59	.18	.54	.72	(.16)	—	—
October 31, 2011	9.69	.29	(.20)	.09	(.19)	—	—
October 31, 2010	8.44	.15	1.24	1.39	(.14)	—	—
October 31, 2009	7.98	.12	1.04	1.16	(.12)	(.57)	(.01)
October 31, 2008	13.78	.54	(5.32)	(4.78)	(.55)	(.47)	—
Class R1
April 30, 2013*	10.21	.16	.88	1.04	(.17)	—	—
October 31, 2012	9.65	.21	.56	.77	(.21)	—	—
October 31, 2011	9.75	.22	(.09)	.13	(.23)	—	—
October 31, 2010	8.49	.16	1.26	1.42	(.16)	—	—
October 31, 2009	8.02	.13	1.06	1.19	(.14)	(.57)	(.01)
October 31, 2008	13.85	.50	(5.28)	(4.78)	(.58)	(.47)	—
Class R2
April 30, 2013*	10.14	.15	.87	1.02	(.15)	—	—
October 31, 2012	9.59	.19	.54	.73	(.18)	—	—
October 31, 2011	9.70	.10	— (i)	.10	(.21)	—	—
October 31, 2010	8.45	.15	1.24	1.39	(.14)	—	—
October 31, 2009	7.98	.12	1.05	1.17	(.12)	(.57)	(.01)
October 31, 2008	13.79	.40	(5.19)	(4.79)	(.55)	(.47)	—
Class R3
April 30, 2013*	10.16	.14	.87	1.01	(.14)	—	—
October 31, 2012	9.59	.20	.52	.72	(.15)	—	—
October 31, 2011	9.71	.21	(.14)	.07	(.19)	—	—
October 31, 2010	8.46	.13	1.25	1.38	(.13)	—	—
October 31, 2009	8.00	.10	1.05	1.15	(.11)	(.57)	(.01)
October 31, 2008	13.81	.52	(5.34)	(4.82)	(.52)	(.47)	—
Class S
April 30, 2013*	10.21	.15	.88	1.03	(.16)	—	—
October 31, 2012	9.65	.20	.55	.75	(.19)	—	—
October 31, 2011	9.76	.24	(.14)	.10	(.21)	—	—
October 31, 2010	8.49	.17	1.26	1.43	(.16)	—	—
October 31, 2009	8.02	.13	1.06	1.19	(.14)	(.57)	(.01)
October 31, 2008	13.85	.58	(5.36)	(4.78)	(.58)	(.47)	—

See accompanying notes which are an integral part of the financial statements.

40	Growth Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(e)	% Portfolio Turnover Rate(c)

(.15)	10.98	10.15	753,021	.72	.57	1.33	4
(.17)	10.11	7.64	713,412	.70	.56	1.79	23
(.20)	9.56	.75	734,024	.73	.55	2.12	7
(.14)	9.68	16.67	791,754	.71	.54	1.68	31
(.70)	8.43	16.83	745,197	.70	.52	1.57	9
(1.02)	7.97	(36.98)	728,441	.69	.28	4.66	12

(.11)	10.78	9.72	751,082	1.47	1.32	.94	4
(.11)	9.93	6.84	704,704	1.45	1.31	1.05	23
(.17)	9.41	.05	738,624	1.48	1.30	1.36	7
(.10)	9.57	15.74	798,130	1.46	1.29	.93	31
(.66)	8.36	15.94	762,423	1.45	1.27	.82	9
(.93)	7.92	(37.44)	742,998	1.44	1.02	3.91	12

(.15)	11.02	10.10	89,538	.72	.57	1.38	4
(.16)	10.15	7.69	95,667	.70	.56	1.87	23
(.19)	9.59	.88	130,274	.72	.55	2.92	7
(.14)	9.69	16.65	406,837	.71	.54	1.67	31
(.70)	8.44	16.80	388,051	.70	.52	1.57	9
(1.02)	7.98	(37.01)	372,580	.69	.27	4.80	12

(.17)	11.08	10.27	162,827	.47	.17	1.48	4
(.21)	10.21	8.15	143,252	.45	.14	2.08	23
(.23)	9.65	1.23	116,928	.48	.12	2.22	7
(.16)	9.75	16.92	74,972	.46	.26	1.81	31
(.72)	8.49	17.13	25,180	.45	.27	1.72	9
(1.05)	8.02	(36.86)	14,138	.44	.03	4.46	12

(.15)	11.01	10.20	201,956	.72	.42	1.43	4
(.18)	10.14	7.81	200,007	.70	.39	1.97	23
(.21)	9.59	1.00	196,374	.73	.37	1.03	7
(.14)	9.70	16.64	23,018	.71	.52	1.63	31
(.70)	8.45	16.90	16,477	.70	.52	1.64	9
(1.02)	7.98	(37.04)	21,959	.69	.28	3.62	12

(.14)	11.03	10.04	160,288	.97	.67	1.33	4
(.15)	10.16	7.65	171,237	.95	.64	2.03	23
(.19)	9.59	.70	500,954	.98	.62	2.12	7
(.13)	9.71	16.41	618,128	.96	.77	1.45	31
(.69)	8.46	16.48	601,602	.95	.77	1.32	9
(.99)	8.00	(37.17)	577,865	.94	.52	4.57	12

(.16)	11.08	10.19	280,928	.47	.32	1.42	4
(.19)	10.21	7.96	258,600	.45	.31	2.01	23
(.21)	9.65	1.01	254,107	.48	.30	2.37	7
(.16)	9.76	17.02	312,660	.46	.29	1.93	31
(.72)	8.49	17.12	303,597	.45	.27	1.81	9
(1.05)	8.02	(36.86)	279,570	.44	.02	5.08	12

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	41

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,116.30	$1,021.97
Expenses Paid During Period*	$2.99	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,111.50	$1,018.25
Expenses Paid During Period*	$6.91	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,115.50	$1,021.97
Expenses Paid During Period*	$2.99	$2.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.57% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

42	Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,119.20	$1,023.95
Expenses Paid During Period*	$0.89	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.30	$1,022.71
Expenses Paid During Period*	$2.20	$2.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,115.90	$1,021.47
Expenses Paid During Period*	$3.52	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.40	$1,023.21
Expenses Paid During Period*	$1.68	$1.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Equity Growth Strategy Fund	43

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 19.8%
Russell Commodity Strategies Fund	6,936,224	61,871
Russell Global Infrastructure Fund	3,461,357	42,159
Russell Global Real Estate Securities Fund	1,191,117	52,183
Russell Multi-Strategy Alternative Fund	4,926,064	51,330

		207,543

Domestic Equities - 36.0%
Russell U.S. Core Equity Fund	4,422,808	151,393
Russell U.S. Defensive Equity Fund	1,525,124	57,040
Russell U.S. Dynamic Equity Fund	9,143,092	99,843
Russell U.S. Small Cap Equity Fund	2,469,114	68,493

		376,769

Fixed Income - 3.7%
Russell Global Opportunistic Credit Fund	3,607,130	38,668

International Equities - 40.5%
Russell Emerging Markets Fund	4,255,906	81,203
Russell Global Equity Fund	13,555,390	136,909
Russell International Developed Markets Fund	6,211,934	206,174

		424,286

Total Investments - 100.0% (identified cost $938,711)		1,047,266

Other Assets and Liabilities, Net - (0.0%)		(506)

Net Assets - 100.0%		1,046,760

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	19.8
Domestic Equities	36.0
Fixed Income	3.7
International Equities	40.5

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

44	Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$938,711
Investments, at fair value	1,047,266
Receivables:
Investments sold	747
Fund shares sold	3,196
From affiliates	136
Prepaid expenses	6

Total assets	1,051,351

Liabilities
Payables:
Fund shares redeemed	3,517
Accrued fees to affiliates	726
Other accrued expenses	348

Total liabilities	4,591

Net Assets	$1,046,760

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(612)
Accumulated net realized gain (loss)	(276,372)
Unrealized appreciation (depreciation) on investments	108,555
Shares of beneficial interest	1,034
Additional paid-in capital	1,214,155

Net Assets	$1,046,760

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.47
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.11
Class A — Net assets	$227,597,383
Class A — Shares outstanding ($.01 par value)	21,746,222
Net asset value per share: Class C(#)	$9.56
Class C — Net assets	$327,745,965
Class C — Shares outstanding ($.01 par value)	34,287,093
Net asset value per share: Class E(#)	$10.24
Class E — Net assets	$39,484,966
Class E — Shares outstanding ($.01 par value)	3,855,872
Net asset value per share: Class R1(#)	$10.51
Class R1 — Net assets	$84,739,589
Class R1 — Shares outstanding ($.01 par value)	8,064,977
Net asset value per share: Class R2(#)	$10.27
Class R2 — Net assets	$95,625,878
Class R2 — Shares outstanding ($.01 par value)	9,311,111
Net asset value per share: Class R3(#)	$10.17
Class R3 — Net assets	$79,315,456
Class R3 — Shares outstanding ($.01 par value)	7,801,663
Net asset value per share: Class S(#)	$10.49
Class S — Net assets	$192,250,402
Class S — Shares outstanding ($.01 par value)	18,322,954

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	45

Russell Investment Company

Equity Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$13,992

Expenses
Advisory fees	1,010
Administrative fees	243
Custodian fees	16
Distribution fees - Class A	276
Distribution fees - Class C	1,183
Distribution fees - Class R3	98
Transfer agent fees - Class A	220
Transfer agent fees - Class C	315
Transfer agent fees - Class E	41
Transfer agent fees - Class R1	74
Transfer agent fees - Class R2	90
Transfer agent fees - Class R3	79
Transfer agent fees - Class S	191
Professional fees	20
Registration fees	84
Shareholder servicing fees - Class C	394
Shareholder servicing fees - Class E	51
Shareholder servicing fees - Class R2	113
Shareholder servicing fees - Class R3	98
Trustees’ fees	12
Printing fees	23
Miscellaneous	14

Expenses before reductions	4,645
Expense reductions	(999)

Net expenses	3,646

Net investment income (loss)	10,346

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	12,036
Capital gain distributions from Underlying Funds	733

Net realized gain (loss)	12,769
Net change in unrealized appreciation (depreciation) on investments	87,327

Net realized and unrealized gain (loss)	100,096

Net Increase (Decrease) in Net Assets from Operations	$110,442

See accompanying notes which are an integral part of the financial statements.

46	Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$10,346	$16,518
Net realized gain (loss)	12,769	54,046
Net change in unrealized appreciation (depreciation)	87,327	6,475

Net increase (decrease) in net assets from operations	110,442	77,039

Distributions
From net investment income
Class A	(2,806)	(3,094)
Class C	(3,229)	(3,883)
Class E	(525)	(761)
Class R1	(1,028)	(970)
Class R2	(1,257)	(1,434)
Class R3	(997)	(2,602)
Class S	(2,695)	(2,750)

Net decrease in net assets from distributions	(12,537)	(15,494)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(47,693)	(259,124)

Total Net Increase (Decrease) in Net Assets	50,212	(197,579)

Net Assets
Beginning of period	996,548	1,194,127

End of period	$1,046,760	$996,548

Undistributed (overdistributed) net investment income included in net assets	$(612)	$1,579

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	47

Russell Investment Company

Equity Growth Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,796	$17,926	2,368	$21,624
Proceeds from reinvestment of distributions	284	2,780	346	3,018
Payments for shares redeemed	(3,348)	(33,226)	(5,708)	(52,295)

Net increase (decrease)	(1,268)	(12,520)	(2,994)	(27,653)

Class C
Proceeds from shares sold	2,301	21,016	4,034	33,753
Proceeds from reinvestment of distributions	357	3,189	481	3,791
Payments for shares redeemed	(4,280)	(38,826)	(10,958)	(91,961)

Net increase (decrease)	(1,622)	(14,621)	(6,443)	(54,417)

Class E
Proceeds from shares sold	405	3,958	1,534	13,369
Proceeds from reinvestment of distributions	55	522	89	756
Payments for shares redeemed	(1,181)	(11,492)	(3,481)	(30,610)

Net increase (decrease)	(721)	(7,012)	(1,858)	(16,485)

Class R1
Proceeds from shares sold	2,335	23,405	2,890	26,309
Proceeds from reinvestment of distributions	104	1,029	110	970
Payments for shares redeemed	(1,151)	(11,483)	(2,196)	(20,283)

Net increase (decrease)	1,288	12,951	804	6,996

Class R2
Proceeds from shares sold	1,138	11,143	3,752	32,382
Proceeds from reinvestment of distributions	131	1,257	167	1,434
Payments for shares redeemed	(1,430)	(13,799)	(4,147)	(37,110)

Net increase (decrease)	(161)	(1,399)	(228)	(3,294)

Class R3
Proceeds from shares sold	583	5,616	2,264	19,981
Proceeds from reinvestment of distributions	105	997	311	2,603
Payments for shares redeemed	(1,379)	(13,365)	(21,683)	(188,777)

Net increase (decrease)	(691)	(6,752)	(19,108)	(166,193)

Class S
Proceeds from shares sold	3,271	33,074	5,704	52,951
Proceeds from reinvestment of distributions	266	2,614	300	2,642
Payments for shares redeemed	(5,399)	(54,028)	(5,886)	(53,671)

Net increase (decrease)	(1,862)	(18,340)	118	1,922

Total increase (decrease)	(5,037)	$(47,693)	(29,709)	$(259,124)

See accompanying notes which are an integral part of the financial statements.

48	Equity Growth Strategy Fund

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Russell Investment Company

Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(e)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class A
April 30, 2013*	9.50	.11	.99	1.10	(.13)	—	—
October 31, 2012	8.93	.15	.54	.69	(.12)	—	—
October 31, 2011	9.00	.14	(.09)	.05	(.12)	—	—
October 31, 2010	7.80	.10	1.19	1.29	(.09)	—	—
October 31, 2009	7.46	.04	.93	.97	(.03)	(.59)	(.01)
October 31, 2008	14.27	.53	(6.27)	(5.74)	(.54)	(.53)	—
Class C
April 30, 2013*	8.69	.06	.90	.96	(.09)	—	—
October 31, 2012	8.21	.07	.51	.58	(.10)	—	—
October 31, 2011	8.34	.07	(.09)	(.02)	(.11)	—	—
October 31, 2010	7.27	.04	1.11	1.15	(.08)	—	—
October 31, 2009	7.03	(.01)	.87	.86	(.02)	(.59)	(.01)
October 31, 2008	13.54	.38	(5.88)	(5.50)	(.48)	(.53)	—
Class E
April 30, 2013*	9.30	.11	.96	1.07	(.13)	—	—
October 31, 2012	8.75	.14	.53	.67	(.12)	—	—
October 31, 2011	8.81	.20	(.14)	.06	(.12)	—	—
October 31, 2010	7.64	.10	1.17	1.27	(.10)	—	—
October 31, 2009	7.32	.04	.91	.95	(.03)	(.59)	(.01)
October 31, 2008	14.02	.51	(6.14)	(5.63)	(.54)	(.53)	—
Class R1
April 30, 2013*	9.53	.12	1.01	1.13	(.15)	—	—
October 31, 2012	8.95	.18	.55	.73	(.15)	—	—
October 31, 2011	8.99	.16	(.08)	.08	(.12)	—	—
October 31, 2010	7.78	.12	1.19	1.31	(.10)	—	—
October 31, 2009	7.43	.05	.94	.99	(.04)	(.59)	(.01)
October 31, 2008	14.23	.54	(6.24)	(5.70)	(.57)	(.53)	—
Class R2
April 30, 2013*	9.32	.12	.96	1.08	(.13)	—	—
October 31, 2012	8.77	.16	.52	.68	(.13)	—	—
October 31, 2011	8.82	.09	(.02)	.07	(.12)	—	—
October 31, 2010	7.64	.10	1.18	1.28	(.10)	—	—
October 31, 2009	7.32	.04	.91	.95	(.03)	(.59)	(.01)
October 31, 2008	14.03	.39	(6.03)	(5.64)	(.54)	(.53)	—
Class R3
April 30, 2013*	9.23	.10	.96	1.06	(.12)	—	—
October 31, 2012	8.68	.16	.51	.67	(.12)	—	—
October 31, 2011	8.76	.13	(.09)	.04	(.12)	—	—
October 31, 2010	7.60	.08	1.17	1.25	(.09)	—	—
October 31, 2009	7.30	.03	.90	.93	(.03)	(.59)	(.01)
October 31, 2008	13.98	.49	(6.12)	(5.63)	(.52)	(.53)	—
Class S
April 30, 2013*	9.52	.12	.99	1.11	(.14)	—	—
October 31, 2012	8.95	.17	.54	.71	(.14)	—	—
October 31, 2011	9.00	.17	(.10)	.07	(.12)	—	—
October 31, 2010	7.78	.12	1.20	1.32	(.10)	—	—
October 31, 2009	7.43	.06	.93	.99	(.04)	(.59)	(.01)
October 31, 2008	14.23	.52	(6.22)	(5.70)	(.57)	(.53)	—

See accompanying notes which are an integral part of the financial statements.

50	Equity Growth Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(e)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(e)	% Portfolio Turnover Rate(c)

(.13)	10.47	11.63	227,597	.73	.57	1.10	6
(.12)	9.50	7.90	218,585	.71	.56	1.61	24
(.12)	8.93	.46	232,317	.74	.55	1.52	7
(.09)	9.00	16.70	262,968	.72	.54	1.23	28
(.63)	7.80	15.35	252,855	.71	.52	.64	5
(1.07)	7.46	(42.93)	238,694	.70	.27	4.71	9

(.09)	9.56	11.15	327,746	1.48	1.32	.71	6
(.10)	8.69	7.12	311,910	1.46	1.31	.86	24
(.11)	8.21	(.34)	347,822	1.49	1.30	.76	7
(.08)	8.34	15.95	391,560	1.47	1.29	.51	28
(.62)	7.27	14.58	386,145	1.46	1.27	(.12)	5
(1.01)	7.03	(43.44)	372,623	1.45	1.02	3.55	9

(.13)	10.24	11.55	39,485	.73	.57	1.12	6
(.12)	9.30	7.84	42,548	.71	.56	1.60	24
(.12)	8.75	.59	56,276	.73	.55	2.12	7
(.10)	8.81	16.66	171,027	.72	.54	1.23	28
(.63)	7.64	15.38	178,858	.71	.52	.64	5
(1.07)	7.32	(42.95)	172,463	.70	.27	4.63	9

(.15)	10.51	11.92	84,740	.48	.17	1.18	6
(.15)	9.53	8.29	64,614	.46	.14	1.95	24
(.12)	8.95	.87	53,489	.49	.12	1.76	7
(.10)	8.99	17.00	39,248	.47	.27	1.39	28
(.64)	7.78	15.71	15,197	.46	.27	.79	5
(1.10)	7.43	(42.83)	6,152	.45	.02	5.00	9

(.13)	10.27	11.73	95,626	.73	.42	1.18	6
(.13)	9.32	7.94	88,307	.71	.39	1.83	24
(.12)	8.77	.75	85,039	.75	.37	.96	7
(.10)	8.82	16.79	23,017	.72	.52	1.20	28
(.63)	7.64	15.37	23,023	.71	.52	.65	5
(1.07)	7.32	(42.99)	23,180	.71	.27	3.56	9

(.12)	10.17	11.59	79,316	.98	.67	1.05	6
(.12)	9.23	7.81	78,384	.96	.64	1.78	24
(.12)	8.68	.37	239,637	.99	.62	1.47	7
(.09)	8.76	16.54	290,176	.97	.78	1.03	28
(.63)	7.60	15.02	296,569	.96	.77	.39	5
(1.05)	7.30	(43.12)	287,938	.95	.52	4.46	9

(.14)	10.49	11.74	192,250	.48	.32	1.24	6
(.14)	9.52	8.06	192,200	.47	.31	1.82	24
(.12)	8.95	.74	179,547	.49	.30	1.81	7
(.10)	9.00	17.13	189,067	.47	.29	1.48	28
(.64)	7.78	15.69	193,608	.46	.27	.93	5
(1.10)	7.43	(42.87)	221,509	.45	.02	4.65	9

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	51

Russell Investment Company

2015 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,058.30	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,056.80	$1,023.55
Expenses Paid During Period*	$1.27	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,054.60	$1,022.32
Expenses Paid During Period*	$2.55	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

52	2015 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 5.6%
Russell Commodity Strategies Fund	185,204	1,652
Russell Global Real Estate Securities Fund	37,709	1,652

		3,304

Domestic Equities - 15.0%
Russell U.S. Core Equity Fund	75,841	2,596
Russell U.S. Defensive Equity Fund	88,343	3,304
Russell U.S. Dynamic Equity Fund	140,478	1,534
Russell U.S. Small Cap Equity Fund	51,046	1,416

		8,850

Fixed Income - 64.0%
Russell Investment Grade Bond Fund	523,752	11,800
Russell Short Duration Bond Fund	120,533	2,360
Russell Strategic Bond Fund	2,092,223	23,601

		37,761

International Equities - 15.4%
Russell Emerging Markets Fund	49,476	944
Russell Global Equity Fund	338,816	3,422
Russell International Developed Markets Fund	142,213	4,720

		9,086

Total Investments - 100.0% (identified cost $50,803)		59,001

Other Assets and Liabilities, Net - (0.0%)		(5)

Net Assets - 100.0%		58,996

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	5.6
Domestic Equities	15.0
Fixed Income	64.0
International Equities	15.4

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund	53

Russell Investment Company

2015 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$50,803
Investments, at fair value	59,001
Receivables:
Investments sold	1,016
Fund shares sold	24

Total assets	60,041

Liabilities
Payables:
Fund shares redeemed	1,039
Accrued fees to affiliates	6

Total liabilities	1,045

Net Assets	$58,996

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(5)
Accumulated net realized gain (loss)	109
Unrealized appreciation (depreciation) on investments	8,198
Shares of beneficial interest	55
Additional paid-in capital	50,639

Net Assets	$58,996

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$10.66
Class R1 — Net assets	$41,214,473
Class R1 — Shares outstanding ($.01 par value)	3,866,455
Net asset value per share: Class R2(#)	$10.65
Class R2 — Net assets	$6,213,151
Class R2 — Shares outstanding ($.01 par value)	583,248
Net asset value per share: Class R3(#)	$10.65
Class R3 — Net assets	$11,567,913
Class R3 — Shares outstanding ($.01 par value)	1,085,846

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

54	2015 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$1,350

Expenses
Distribution fees - Class R3	15
Shareholder servicing fees - Class R2	7
Shareholder servicing fees - Class R3	14

Total expenses	36

Net investment income (loss)	1,314

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	413
Capital gain distributions from Underlying Funds	161

Net realized gain (loss)	574
Net change in unrealized appreciation (depreciation) on investments	1,425

Net realized and unrealized gain (loss)	1,999

Net Increase (Decrease) in Net Assets from Operations	$3,313

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund	55

Russell Investment Company

2015 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,314	$1,472
Net realized gain (loss)	574	591
Net change in unrealized appreciation (depreciation)	1,425	2,475

Net increase (decrease) in net assets from operations	3,313	4,538

Distributions
From net investment income
Class R1	(946)	(1,019)
Class R2	(137)	(160)
Class R3	(237)	(293)
From net realized gain
Class R1	(500)	(88)
Class R2	(77)	(17)
Class R3	(140)	(38)

Net decrease in net assets from distributions	(2,037)	(1,615)

Share Transactions*
Net increase (decrease) in net assets from share transactions	1,336	(3,993)

Total Net Increase (Decrease) in Net Assets	2,612	(1,070)

Net Assets
Beginning of period	56,384	57,454

End of period	$58,996	$56,384

Undistributed (overdistributed) net investment income included in net assets	$(5)	$1

See accompanying notes which are an integral part of the financial statements.

56	2015 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	602	$6,297	1,071	$10,822
Proceeds from reinvestment of distributions	141	1,445	112	1,107
Payments for shares redeemed	(708)	(7,434)	(883)	(8,913)

Net increase (decrease)	35	308	300	3,016

Class R2
Proceeds from shares sold	136	1,434	188	1,890
Proceeds from reinvestment of distributions	21	215	18	177
Payments for shares redeemed	(98)	(1,027)	(420)	(4,164)

Net increase (decrease)	59	622	(214)	(2,097)

Class R3
Proceeds from shares sold	291	3,028	475	4,797
Proceeds from reinvestment of distributions	37	377	34	330
Payments for shares redeemed	(287)	(2,999)	(987)	(10,039)

Net increase (decrease)	41	406	(478)	(4,912)

Total increase (decrease)	135	$1,336	(392)	$(3,993)

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund	57

Russell Investment Company

2015 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class R1
April 30, 2013*	10.44	.24	.35	.59	(.24)	(.13)	—
October 31, 2012	9.92	.27	.54	.81	(.27)	(.02)	—
October 31, 2011	10.05	.38	(.06)	.32	(.42)	(.03)	—
October 31, 2010	8.96	.24	1.13	1.37	(.28)	—	—
October 31, 2009	7.80	.24	1.16	1.40	(.24)	—	—
October 31, 2008(1)	10.00	.18	(2.20)	(2.02)	(.16)	—	(.02)
Class R2
April 30, 2013*	10.43	.21	.37	.58	(.23)	(.13)	—
October 31, 2012	9.91	.27	.51	.78	(.24)	(.02)	—
October 31, 2011	10.04	.38	(.08)	.30	(.40)	(.03)	—
October 31, 2010	8.96	.25	1.09	1.34	(.26)	—	—
October 31, 2009	7.80	.24	1.14	1.38	(.22)	—	—
October 31, 2008(1)	10.00	.16	(2.19)	(2.03)	(.15)	—	(.02)
Class R3
April 30, 2013*	10.44	.21	.35	.56	(.22)	(.13)	—
October 31, 2012	9.91	.24	.52	.76	(.21)	(.02)	—
October 31, 2011	10.04	.33	(.06)	.27	(.37)	(.03)	—
October 31, 2010	8.95	.23	1.10	1.33	(.24)	—	—
October 31, 2009	7.80	.22	1.14	1.36	(.21)	—	—
October 31, 2008(1)	10.00	.14	(2.19)	(2.05)	(.13)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

58	2015 Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

(.37)	10.66	5.83	41,215	—	—	2.29	14
(.29)	10.44	8.45	40,004	—	—	2.63	28
(.45)	9.92	3.29	35,040	—	—	3.83	26
(.28)	10.05	15.60	23,319	.70	—	2.56	44
(.24)	8.96	18.57	4,382	1.86	—	2.80	14
(.18)	7.80	(20.60)	153	13.08	—	1.85	13

(.36)	10.65	5.68	6,213	.25	.25	2.05	14
(.26)	10.43	8.13	5,473	.25	.25	2.63	28
(.43)	9.91	3.02	7,321	.25	.25	3.81	26
(.26)	10.04	15.23	7,207	1.00	.25	2.63	44
(.22)	8.96	18.31	2,003	2.52	.25	2.92	14
(.17)	7.80	(20.68)	274	10.64	.25	1.75	13

(.35)	10.65	5.46	11,568	.50	.50	2.03	14
(.23)	10.44	7.90	10,907	.50	.50	2.38	28
(.40)	9.91	2.78	15,093	.50	.50	3.26	26
(.24)	10.04	15.08	10,836	1.26	.50	2.40	44
(.21)	8.95	17.97	6,460	2.56	.50	2.72	14
(.15)	7.80	(20.81)	300	10.45	.50	1.56	13

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund	59

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,068.70	$1,023.55
Expenses Paid During Period*	$1.28	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,067.60	$1,023.55
Expenses Paid During Period*	$1.28	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,069.00	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,067.70	$1,023.55
Expenses Paid During Period*	$1.28	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

60	2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,066.50	$1,022.32
Expenses Paid During Period*	$2.56	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,069.00	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class.

2020 Strategy Fund	61

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.3%
Russell Commodity Strategies Fund	878,477	7,836
Russell Global Real Estate Securities Fund	162,603	7,124

		14,960

Domestic Equities - 20.3%
Russell U.S. Core Equity Fund	450,908	15,434
Russell U.S. Defensive Equity Fund	399,991	14,960
Russell U.S. Dynamic Equity Fund	913,288	9,973
Russell U.S. Small Cap Equity Fund	282,481	7,836

		48,203

Fixed Income - 54.0%
Russell Investment Grade Bond Fund	1,475,530	33,244
Russell Strategic Bond Fund	8,420,388	94,982

		128,226

International Equities - 19.4%
Russell Emerging Markets Fund	286,240	5,461
Russell Global Equity Fund	1,551,686	15,672
Russell International Developed Markets Fund	751,213	24,933

		46,066

Total Investments - 100.0% (identified cost $191,778)		237,455

Other Assets and Liabilities, Net - 0.0%		28

Net Assets - 100.0%		237,483

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	6.3
Domestic Equities	20.3
Fixed Income	54.0
International Equities	19.4

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

62	2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$191,778
Investments, at fair value	237,455
Receivables:
Investments sold	1,930
Fund shares sold	555

Total assets	239,940

Liabilities
Payables:
Fund shares redeemed	2,423
Accrued fees to affiliates	34

Total liabilities	2,457

Net Assets	$237,483

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(33)
Accumulated net realized gain (loss)	(5,729)
Unrealized appreciation (depreciation) on investments	45,677
Shares of beneficial interest	203
Additional paid-in capital	197,365

Net Assets	$237,483

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.69
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.40
Class A — Net assets	$1,238,386
Class A — Shares outstanding ($.01 par value)	105,953
Net asset value per share: Class E(#)	$11.70
Class E — Net assets	$2,273,214
Class E — Shares outstanding ($.01 par value)	194,212
Net asset value per share: Class R1(#)	$11.69
Class R1 — Net assets	$124,001,257
Class R1 — Shares outstanding ($.01 par value)	10,606,966
Net asset value per share: Class R2(#)	$11.68
Class R2 — Net assets	$21,270,721
Class R2 — Shares outstanding ($.01 par value)	1,820,745
Net asset value per share: Class R3(#)	$11.66
Class R3 — Net assets	$67,262,290
Class R3 — Shares outstanding ($.01 par value)	5,767,637
Net asset value per share: Class S(#)	$11.69
Class S — Net assets	$21,436,750
Class S — Shares outstanding ($.01 par value)	1,833,768

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund	63

Russell Investment Company

2020 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$5,162

Expenses
Distribution fees - Class A	1
Distribution fees - Class R3	85
Shareholder servicing fees - Class E	3
Shareholder servicing fees - Class R2	26
Shareholder servicing fees - Class R3	85

Total expenses	200

Net investment income (loss)	4,962

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,842
Capital gain distributions from Underlying Funds	439

Net realized gain (loss)	3,281
Net change in unrealized appreciation (depreciation) on investments	7,527

Net realized and unrealized gain (loss)	10,808

Net Increase (Decrease) in Net Assets from Operations	$15,770

See accompanying notes which are an integral part of the financial statements.

64	2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,962	$6,052
Net realized gain (loss)	3,281	593
Net change in unrealized appreciation (depreciation)	7,527	13,608

Net increase (decrease) in net assets from operations	15,770	20,253

Distributions
From net investment income
Class A	(17)	(34)
Class E	(48)	(54)
Class R1	(2,713)	(3,018)
Class R2	(431)	(748)
Class R3	(1,324)	(1,613)
Class S	(467)	(580)

Net decrease in net assets from distributions	(5,000)	(6,047)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(11,824)	(46,475)

Total Net Increase (Decrease) in Net Assets	(1,054)	(32,269)

Net Assets
Beginning of period	238,537	270,806

End of period	$237,483	$238,537

Undistributed (overdistributed) net investment income included in net assets	$(33)	$5

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund	65

Russell Investment Company

2020 Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	35	$408	1	$16
Proceeds from reinvestment of distributions	2	18	3	31
Payments for shares redeemed	(12)	(133)	(105)	(1,115)

Net increase (decrease)	25	293	(101)	(1,068)

Class E
Proceeds from shares sold	9	101	41	458
Proceeds from reinvestment of distributions	4	48	5	54
Payments for shares redeemed	(32)	(358)	(66)	(714)

Net increase (decrease)	(19)	(209)	(20)	(202)

Class R1
Proceeds from shares sold	1,418	16,138	2,958	32,063
Proceeds from reinvestment of distributions	243	2,712	286	3,016
Payments for shares redeemed	(1,902)	(21,684)	(2,961)	(32,062)

Net increase (decrease)	(241)	(2,834)	283	3,017

Class R2
Proceeds from shares sold	181	2,057	638	6,887
Proceeds from reinvestment of distributions	38	431	71	748
Payments for shares redeemed	(558)	(6,313)	(2,743)	(29,313)

Net increase (decrease)	(339)	(3,825)	(2,034)	(21,678)

Class R3
Proceeds from shares sold	1,012	11,466	1,948	20,964
Proceeds from reinvestment of distributions	119	1,324	154	1,613
Payments for shares redeemed	(1,428)	(16,200)	(4,754)	(51,100)

Net increase (decrease)	(297)	(3,410)	(2,652)	(28,523)

Class S
Proceeds from shares sold	270	3,066	897	9,655
Proceeds from reinvestment of distributions	42	467	55	580
Payments for shares redeemed	(472)	(5,372)	(754)	(8,256)

Net increase (decrease)	(160)	(1,839)	198	1,979

Total increase (decrease)	(1,031)	$(11,824)	(4,326)	$(46,475)

See accompanying notes which are an integral part of the financial statements.

66	2020 Strategy Fund

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Russell Investment Company

2020 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class A
April 30, 2013*	11.17	.22	.54	.76	(.24)	—	—
October 31, 2012	10.55	.32	.54	.86	(.24)	—	—
October 31, 2011	10.63	.42	(.11)	.31	(.39)	—	—
October 31, 2010	9.42	.25	1.23	1.48	(.27)	—	—
October 31, 2009	8.20	.24	1.21	1.45	(.23)	—	—
October 31, 2008	12.42	.50	(4.07)	(3.57)	(.48)	(.14)	(.03)
Class E
April 30, 2013*	11.19	.24	.51	.75	(.24)	—	—
October 31, 2012	10.57	.25	.62	.87	(.25)	—	—
October 31, 2011	10.63	.88	(.56)	.32	(.38)	—	—
October 31, 2010	9.42	.26	1.22	1.48	(.27)	—	—
October 31, 2009	8.19	.24	1.22	1.46	(.23)	—	—
October 31, 2008	12.42	.48	(4.06)	(3.58)	(.48)	(.14)	(.03)
Class R1
April 30, 2013*	11.18	.25	.51	.76	(.25)	—	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—	—
October 31, 2011	10.64	.40	(.07)	.33	(.41)	—	—
October 31, 2010	9.43	.28	1.22	1.50	(.29)	—	—
October 31, 2009	8.20	.25	1.23	1.48	(.25)	—	—
October 31, 2008	12.42	.49	(4.03)	(3.54)	(.51)	(.14)	(.03)
Class R2
April 30, 2013*	11.17	.23	.51	.74	(.23)	—	—
October 31, 2012	10.54	.27	.60	.87	(.24)	—	—
October 31, 2011	10.62	.36	(.06)	.30	(.38)	—	—
October 31, 2010	9.41	.26	1.22	1.48	(.27)	—	—
October 31, 2009	8.18	.24	1.22	1.46	(.23)	—	—
October 31, 2008	12.41	.27	(3.84)	(3.57)	(.49)	(.14)	(.03)
Class R3
April 30, 2013*	11.15	.22	.51	.73	(.22)	—	—
October 31, 2012	10.52	.23	.62	.85	(.22)	—	—
October 31, 2011	10.61	.35	(.08)	.27	(.36)	—	—
October 31, 2010	9.40	.24	1.21	1.45	(.24)	—	—
October 31, 2009	8.17	.21	1.23	1.44	(.21)	—	—
October 31, 2008	12.39	.51	(4.10)	(3.59)	(.47)	(.14)	(.02)
Class S
April 30, 2013*	11.18	.24	.52	.76	(.25)	—	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—	—
October 31, 2011	10.64	.39	(.06)	.33	(.41)	—	—
October 31, 2010	9.42	.30	1.21	1.51	(.29)	—	—
October 31, 2009	8.19	.25	1.23	1.48	(.25)	—	—
October 31, 2008	12.42	.45	(4.00)	(3.55)	(.51)	(.14)	(.03)

See accompanying notes which are an integral part of the financial statements.

68	2020 Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

(.24)	11.69	6.87	1,238	.25	.25	1.91	10
(.24)	11.17	8.33	902	.25	.25	3.02	21
(.39)	10.55	2.89	1,913	.25	.25	3.85	24
(.27)	10.63	15.93	2,542	.70	.25	2.46	32
(.23)	9.42	18.10	1,484	.82	.25	2.91	15
(.65)	8.20	(29.99)	1,391	.74	.25	4.63	103

(.24)	11.70	6.76	2,273	.25	.25	2.11	10
(.25)	11.19	8.39	2,380	.25	.25	2.30	21
(.38)	10.57	3.07	2,455	.25	.25	8.23	24
(.27)	10.63	15.91	15,771	.71	.25	2.62	32
(.23)	9.42	18.26	11,769	.82	.25	2.83	15
(.65)	8.19	(30.07)	7,207	.74	.25	4.46	103

(.25)	11.69	6.90	124,001	—	—	2.17	10
(.28)	11.18	8.68	121,239	—	—	2.51	21
(.41)	10.56	3.17	111,545	—	—	3.63	24
(.29)	10.64	16.31	84,152	.45	—	2.84	32
(.25)	9.43	18.38	44,337	.56	—	3.00	15
(.68)	8.20	(29.80)	17,283	.49	—	4.53	103

(.23)	11.68	6.77	21,271	.25	.25	2.03	10
(.24)	11.17	8.46	24,126	.25	.25	2.55	21
(.38)	10.54	2.88	44,217	.25	.25	3.25	24
(.27)	10.62	15.94	44,060	.71	.25	2.59	32
(.23)	9.41	18.26	26,236	.82	.25	2.94	15
(.66)	8.18	(30.07)	18,247	.74	.25	2.58	103

(.22)	11.66	6.65	67,263	.50	.50	1.93	10
(.22)	11.15	8.19	67,605	.50	.50	2.17	21
(.36)	10.52	2.56	91,714	.50	.50	3.20	24
(.24)	10.61	15.66	90,563	.96	.50	2.41	32
(.21)	9.40	18.05	74,142	1.06	.50	2.52	15
(.63)	8.17	(30.24)	35,919	.99	.50	4.80	103

(.25)	11.69	6.90	21,437	—	—	2.14	10
(.28)	11.18	8.68	22,285	—	—	2.53	21
(.41)	10.56	3.17	18,962	—	—	3.60	24
(.29)	10.64	16.30	15,600	.47	—	2.96	32
(.25)	9.42	18.53	19,494	.57	—	3.06	15
(.68)	8.19	(29.88)	12,960	.49	—	4.26	103

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund	69

Russell Investment Company

2025 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,083.70	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,082.30	$1,023.55
Expenses Paid During Period*	$1.29	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,081.20	$1,022.32
Expenses Paid During Period*	$2.58	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

70	2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.9%
Russell Commodity Strategies Fund	265,306	2,366
Russell Global Real Estate Securities Fund	42,273	1,852

		4,218

Domestic Equities - 27.0%
Russell U.S. Core Equity Fund	169,591	5,805
Russell U.S. Defensive Equity Fund	112,907	4,223
Russell U.S. Dynamic Equity Fund	370,114	4,042
Russell U.S. Small Cap Equity Fund	86,312	2,394

		16,464

Fixed Income - 41.7%
Russell Investment Grade Bond Fund	53,716	1,210
Russell Strategic Bond Fund	2,148,681	24,237

		25,447

International Equities - 24.4%
Russell Emerging Markets Fund	93,540	1,785
Russell Global Equity Fund	474,457	4,792
Russell International Developed Markets Fund	250,952	8,329

		14,906

Total Investments - 100.0% (identified cost $50,615)		61,035

Other Assets and Liabilities, Net - (0.0%)		(6)

Net Assets - 100.0%		61,029

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	6.9
Domestic Equities	27.0
Fixed Income	41.7
International Equities	24.4

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	71

Russell Investment Company

2025 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$50,615
Investments, at fair value	61,035
Receivables:
Investments sold	17
Fund shares sold	136

Total assets	61,188

Liabilities
Payables:
Fund shares redeemed	152
Accrued fees to affiliates	7

Total liabilities	159

Net Assets	$61,029

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(7)
Accumulated net realized gain (loss)	(363)
Unrealized appreciation (depreciation) on investments	10,420
Shares of beneficial interest	59
Additional paid-in capital	50,920

Net Assets	$61,029

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$10.43
Class R1 — Net assets	$39,416,471
Class R1 — Shares outstanding ($.01 par value)	3,780,612
Net asset value per share: Class R2(#)	$10.43
Class R2 — Net assets	$6,883,541
Class R2 — Shares outstanding ($.01 par value)	660,055
Net asset value per share: Class R3(#)	$10.40
Class R3 — Net assets	$14,729,155
Class R3 — Shares outstanding ($.01 par value)	1,416,565

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

72	2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$1,123

Expenses
Distribution fees - Class R3	18
Shareholder servicing fees - Class R2	8
Shareholder servicing fees - Class R3	17

Total expenses	43

Net investment income (loss)	1,080

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	191
Capital gain distributions from Underlying Funds	34

Net realized gain (loss)	225
Net change in unrealized appreciation (depreciation) on investments	3,318

Net realized and unrealized gain (loss)	3,543

Net Increase (Decrease) in Net Assets from Operations	$4,623

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	73

Russell Investment Company

2025 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,080	$1,175
Net realized gain (loss)	225	820
Net change in unrealized appreciation (depreciation)	3,318	2,486

Net increase (decrease) in net assets from operations	4,623	4,481

Distributions
From net investment income
Class R1	(726)	(730)
Class R2	(114)	(156)
Class R3	(248)	(289)
From net realized gain
Class R1	(695)	(85)
Class R2	(116)	(23)
Class R3	(273)	(49)

Net decrease in net assets from distributions	(2,172)	(1,332)

Share Transactions*
Net increase (decrease) in net assets from share transactions	3,118	(169)

Total Net Increase (Decrease) in Net Assets	5,569	2,980

Net Assets
Beginning of period	55,460	52,480

End of period	$61,029	$55,460

Undistributed (overdistributed) net investment income included in net assets	$(7)	$1

See accompanying notes which are an integral part of the financial statements.

74	2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	572	$5,781	903	$8,750
Proceeds from reinvestment of distributions	144	1,421	87	815
Payments for shares redeemed	(420)	(4,260)	(498)	(4,800)

Net increase (decrease)	296	2,942	492	4,765

Class R2
Proceeds from shares sold	106	1,079	270	2,584
Proceeds from reinvestment of distributions	23	230	19	179
Payments for shares redeemed	(92)	(928)	(534)	(5,031)

Net increase (decrease)	37	381	(245)	(2,268)

Class R3
Proceeds from shares sold	344	3,465	565	5,459
Proceeds from reinvestment of distributions	53	520	36	338
Payments for shares redeemed	(418)	(4,190)	(868)	(8,463)

Net increase (decrease)	(21)	(205)	(267)	(2,666)

Total increase (decrease)	312	$3,118	(20)	$(169)

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	75

Russell Investment Company

2025 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class R1
April 30, 2013*	10.01	.20	.61	.81	(.20)	(.19)	—
October 31, 2012	9.44	.22	.61	.83	(.23)	(.03)	—
October 31, 2011	9.49	.30	(.02)	.28	(.33)	— (i)	—
October 31, 2010	8.31	.20	1.20	1.40	(.22)	—	—
October 31, 2009	7.21	.15	1.09	1.24	(.14)	—	—
October 31, 2008(1)	10.00	.10	(2.77)	(2.67)	(.10)	—	(.02)
Class R2
April 30, 2013*	10.01	.18	.62	.80	(.19)	(.19)	—
October 31, 2012	9.44	.22	.58	.80	(.20)	(.03)	—
October 31, 2011	9.48	.30	(.04)	.26	(.30)	— (i)	—
October 31, 2010	8.30	.20	1.18	1.38	(.20)	—	—
October 31, 2009	7.20	.13	1.09	1.22	(.12)	—	—
October 31, 2008(1)	10.00	.12	(2.82)	(2.70)	(.08)	—	(.02)
Class R3
April 30, 2013*	9.98	.17	.62	.79	(.18)	(.19)	—
October 31, 2012	9.41	.19	.58	.77	(.17)	(.03)	—
October 31, 2011	9.46	.25	(.02)	.23	(.28)	— (i)	—
October 31, 2010	8.29	.17	1.18	1.35	(.18)	—	—
October 31, 2009	7.20	.12	1.08	1.20	(.11)	—	—
October 31, 2008(1)	10.00	.09	(2.80)	(2.71)	(.07)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

76	2025 Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

(.39)	10.43	8.37	39,416	—	—	1.93	11
(.26)	10.01	9.00	34,875	—	—	2.32	37
(.33)	9.44	2.91	28,255	—	—	3.07	27
(.22)	9.49	17.14	19,470	.72	—	2.30	26
(.14)	8.31	17.67	3,863	2.12	—	1.93	12
(.12)	7.21	(27.03)	226	6.19	—	1.04	113

(.38)	10.43	8.23	6,884	.25	.25	1.79	11
(.23)	10.01	8.67	6,235	.25	.25	2.28	37
(.30)	9.44	2.74	8,188	.25	.25	3.05	27
(.20)	9.48	16.89	8,541	1.01	.25	2.27	26
(.12)	8.30	17.47	3,020	2.58	.25	1.80	12
(.10)	7.20	(27.25)	73	8.56	.25	1.31	113

(.37)	10.40	8.12	14,729	.50	.50	1.71	11
(.20)	9.98	8.40	14,350	.50	.50	2.00	37
(.28)	9.41	2.42	16,037	.50	.50	2.57	27
(.18)	9.46	16.54	11,365	1.24	.50	1.87	26
(.11)	8.29	17.10	5,117	2.82	.50	1.66	12
(.09)	7.20	(27.32)	325	7.71	.50	.99	113

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	77

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,098.70	$1,023.55
Expenses Paid During Period*	$1.30	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,098.40	$1,023.55
Expenses Paid During Period*	$1.30	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,100.60	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,099.30	$1,023.55
Expenses Paid During Period*	$1.30	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

78	2030 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,097.90	$1,022.32
Expenses Paid During Period*	$2.60	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,100.60	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class.

2030 Strategy Fund	79

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 9.1%
Russell Commodity Strategies Fund	1,131,308	10,091
Russell Global Real Estate Securities Fund	157,950	6,920

		17,011

Domestic Equities - 34.3%
Russell U.S. Core Equity Fund	699,337	23,938
Russell U.S. Defensive Equity Fund	385,037	14,400
Russell U.S. Dynamic Equity Fund	1,438,611	15,710
Russell U.S. Small Cap Equity Fund	364,063	10,099

		64,147

Fixed Income - 26.0%
Russell Strategic Bond Fund	4,310,609	48,624

International Equities - 30.6%
Russell Emerging Markets Fund	362,676	6,920
Russell Global Equity Fund	1,740,579	17,580
Russell International Developed Markets Fund	986,098	32,728

		57,228

Total Investments - 100.0% (identified cost $142,707)		187,010

Other Assets and Liabilities, Net - (0.0%)		(21)

Net Assets - 100.0%		186,989

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	9.1
Domestic Equities	34.3
Fixed Income	26.0
International Equities	30.6

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

80	2030 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$142,707
Investments, at fair value	187,010
Receivables:
Investments sold	2,379
Fund shares sold	225

Total assets	189,614

Liabilities
Payables:
Fund shares redeemed	2,597
Accrued fees to affiliates	28

Total liabilities	2,625

Net Assets	$186,989

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(28)
Accumulated net realized gain (loss)	(9,802)
Unrealized appreciation (depreciation) on investments	44,303
Shares of beneficial interest	165
Additional paid-in capital	152,351

Net Assets	$186,989

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.41
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.11
Class A — Net assets	$2,182,689
Class A — Shares outstanding ($.01 par value)	191,219
Net asset value per share: Class E(#)	$11.33
Class E — Net assets	$568,206
Class E — Shares outstanding ($.01 par value)	50,136
Net asset value per share: Class R1(#)	$11.35
Class R1 — Net assets	$87,000,126
Class R1 — Shares outstanding ($.01 par value)	7,664,985
Net asset value per share: Class R2(#)	$11.34
Class R2 — Net assets	$21,461,836
Class R2 — Shares outstanding ($.01 par value)	1,893,376
Net asset value per share: Class R3(#)	$11.34
Class R3 — Net assets	$53,112,036
Class R3 — Shares outstanding ($.01 par value)	4,684,427
Net asset value per share: Class S(#)	$11.35
Class S — Net assets	$22,663,652
Class S — Shares outstanding ($.01 par value)	1,996,978

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund	81

Russell Investment Company

2030 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$3,138

Expenses
Distribution fees - Class A	3
Distribution fees - Class R3	66
Shareholder servicing fees - Class E	1
Shareholder servicing fees - Class R2	25
Shareholder servicing fees - Class R3	66

Total expenses	161

Net investment income (loss)	2,977

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,066
Capital gain distributions from Underlying Funds	76

Net realized gain (loss)	2,142
Net change in unrealized appreciation (depreciation) on investments	12,735

Net realized and unrealized gain (loss)	14,877

Net Increase (Decrease) in Net Assets from Operations	$17,854

See accompanying notes which are an integral part of the financial statements.

82	2030 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,977	$3,632
Net realized gain (loss)	2,142	(1,205)
Net change in unrealized appreciation (depreciation)	12,735	12,727

Net increase (decrease) in net assets from operations	17,854	15,154

Distributions
From net investment income
Class A	(32)	(34)
Class E	(9)	(17)
Class R1	(1,502)	(1,687)
Class R2	(315)	(490)
Class R3	(763)	(917)
Class S	(387)	(484)

Net decrease in net assets from distributions	(3,008)	(3,629)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(14,525)	(38,233)

Total Net Increase (Decrease) in Net Assets	321	(26,708)

Net Assets
Beginning of period	186,668	213,376

End of period	$186,989	$186,668

Undistributed (overdistributed) net investment income included in net assets	$(28)	$3

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund	83

Russell Investment Company

2030 Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2	$15	25	$263
Proceeds from reinvestment of distributions	3	33	2	16
Payments for shares redeemed	(6)	(65)	(18)	(181)

Net increase (decrease)	(1)	(17)	9	98

Class E
Proceeds from shares sold	10	107	21	213
Proceeds from reinvestment of distributions	1	9	2	17
Payments for shares redeemed	(17)	(182)	(66)	(656)

Net increase (decrease)	(6)	(66)	(43)	(426)

Class R1
Proceeds from shares sold	937	10,230	1,960	19,823
Proceeds from reinvestment of distributions	141	1,502	172	1,687
Payments for shares redeemed	(1,731)	(18,921)	(1,829)	(18,391)

Net increase (decrease)	(653)	(7,189)	303	3,119

Class R2
Proceeds from shares sold	171	1,867	592	5,965
Proceeds from reinvestment of distributions	30	315	51	491
Payments for shares redeemed	(362)	(3,886)	(2,485)	(24,563)

Net increase (decrease)	(161)	(1,704)	(1,842)	(18,107)

Class R3
Proceeds from shares sold	654	7,073	1,622	16,309
Proceeds from reinvestment of distributions	72	763	96	918
Payments for shares redeemed	(905)	(9,895)	(4,081)	(40,887)

Net increase (decrease)	(179)	(2,059)	(2,363)	(23,660)

Class S
Proceeds from shares sold	290	3,158	751	7,630
Proceeds from reinvestment of distributions	36	387	50	483
Payments for shares redeemed	(646)	(7,035)	(719)	(7,370)

Net increase (decrease)	(320)	(3,490)	82	743

Total increase (decrease)	(1,320)	$(14,525)	(3,854)	$(38,233)

See accompanying notes which are an integral part of the financial statements.

84	2030 Strategy Fund

(This page intentionally left blank)

Russell Investment Company

2030 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class A
April 30, 2013*	10.55	.17	.86	1.03	(.17)	—	—
October 31, 2012	9.92	.17	.64	.81	(.18)	—	—
October 31, 2011	9.92	.23	.01	.24	(.24)	—	—
October 31, 2010	8.60	.17	1.32	1.49	(.17)	—	—
October 31, 2009	7.45	.10	1.14	1.24	(.09)	—	—
October 31, 2008	13.23	.50	(5.59)	(5.09)	(.46)	(.19)	(.04)
Class E
April 30, 2013*	10.48	.16	.86	1.02	(.17)	—	—
October 31, 2012	9.84	.19	.63	.82	(.18)	—	—
October 31, 2011	9.87	.79	(.59)	.20	(.23)	—	—
October 31, 2010	8.56	.16	1.32	1.48	(.17)	—	—
October 31, 2009	7.46	.10	1.09	1.19	(.09)	—	—
October 31, 2008	13.23	.46	(5.54)	(5.08)	(.46)	(.19)	(.04)
Class R1
April 30, 2013*	10.49	.18	.86	1.04	(.18)	—	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—	—
October 31, 2011	9.87	.24	.02	.26	(.27)	—	—
October 31, 2010	8.57	.19	1.30	1.49	(.19)	—	—
October 31, 2009	7.46	.11	1.11	1.22	(.11)	—	—
October 31, 2008	13.24	.44	(5.50)	(5.06)	(.48)	(.19)	(.05)
Class R2
April 30, 2013*	10.48	.16	.87	1.03	(.17)	—	—
October 31, 2012	9.84	.20	.61	.81	(.17)	—	—
October 31, 2011	9.85	.21	.02	.23	(.24)	—	—
October 31, 2010	8.55	.16	1.31	1.47	(.17)	—	—
October 31, 2009	7.45	.10	1.09	1.19	(.09)	—	—
October 31, 2008	13.22	.16	(5.24)	(5.08)	(.46)	(.19)	(.04)
Class R3
April 30, 2013*	10.48	.15	.87	1.02	(.16)	—	—
October 31, 2012	9.84	.16	.63	.79	(.15)	—	—
October 31, 2011	9.85	.21	(.01)	.20	(.21)	—	—
October 31, 2010	8.55	.14	1.31	1.45	(.15)	—	—
October 31, 2009	7.45	.08	1.10	1.18	(.08)	—	—
October 31, 2008	13.22	.48	(5.59)	(5.11)	(.44)	(.19)	(.03)
Class S
April 30, 2013*	10.49	.18	.86	1.04	(.18)	—	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—	—
October 31, 2011	9.87	.25	.01	.26	(.27)	—	—
October 31, 2010	8.57	.18	1.31	1.49	(.19)	—	—
October 31, 2009	7.46	.12	1.09	1.22	(.11)	—	—
October 31, 2008	13.24	.39	(5.45)	(5.06)	(.48)	(.19)	(.05)

See accompanying notes which are an integral part of the financial statements.

86	2030 Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

(.17)	11.41	9.87	2,183	.25	.25	1.54	9
(.18)	10.55	8.32	2,033	.25	.25	1.70	26
(.24)	9.92	2.39	1,820	.25	.25	2.21	28
(.17)	9.92	17.51	1,603	.74	.25	1.93	25
(.09)	8.60	16.92	1,791	.86	.25	1.43	9
(.69)	7.45	(40.22)	2,069	.77	.25	4.66	86

(.17)	11.33	9.84	568	.25	.25	1.50	9
(.18)	10.48	8.46	589	.25	.25	1.90	26
(.23)	9.84	2.02	975	.25	.25	7.79	28
(.17)	9.87	17.48	14,733	.73	.25	1.77	25
(.09)	8.56	16.24	10,639	.85	.25	1.36	9
(.69)	7.46	(40.14)	7,847	.77	.25	4.25	86

(.18)	11.35	10.06	87,000	—	—	1.68	9
(.21)	10.49	8.65	87,265	—	—	1.99	26
(.27)	9.86	2.55	79,046	—	—	2.39	28
(.19)	9.87	17.63	53,702	.48	—	1.98	25
(.11)	8.57	16.65	31,322	.59	—	1.49	9
(.72)	7.46	(40.03)	10,413	.52	—	4.14	86

(.17)	11.34	9.93	21,462	.25	.25	1.51	9
(.17)	10.48	8.43	21,520	.25	.25	1.96	26
(.24)	9.84	2.27	38,352	.25	.25	2.03	28
(.17)	9.85	17.39	39,163	.73	.25	2.05	25
(.09)	8.55	16.26	23,534	.85	.25	1.41	9
(.69)	7.45	(40.15)	14,938	.77	.25	1.56	86

(.16)	11.34	9.79	53,112	.50	.50	1.42	9
(.15)	10.48	8.15	50,961	.50	.50	1.64	26
(.21)	9.84	2.03	71,140	.50	.50	2.09	28
(.15)	9.85	17.09	72,164	.98	.50	1.72	25
(.08)	8.55	16.03	56,115	1.10	.50	1.03	9
(.66)	7.45	(40.33)	26,547	1.02	.50	4.49	86

(.18)	11.35	10.06	22,664	—	—	1.65	9
(.21)	10.49	8.65	24,300	—	—	1.98	26
(.27)	9.86	2.55	22,043	—	—	2.48	28
(.19)	9.87	17.77	19,124	.48	—	1.52	25
(.11)	8.57	16.51	15,945	.60	—	1.57	9
(.72)	7.46	(40.02)	10,494	.52	—	3.66	86

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund	87

Russell Investment Company

2035 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.30	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,116.10	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,114.70	$1,022.32
Expenses Paid During Period*	$2.62	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

88	2035 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	233,335	2,082
Russell Global Real Estate Securities Fund	40,112	1,757

		3,839

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	163,269	5,589
Russell U.S. Defensive Equity Fund	74,704	2,794
Russell U.S. Dynamic Equity Fund	368,757	4,027
Russell U.S. Small Cap Equity Fund	82,186	2,280

		14,690

Fixed Income - 9.9%
Russell Strategic Bond Fund	308,098	3,475

International Equities - 37.1%
Russell Emerging Markets Fund	83,160	1,587
Russell Global Equity Fund	398,546	4,025
Russell International Developed Markets Fund	221,766	7,360

		12,972

Total Investments - 100.0% (identified cost $28,372)		34,976

Other Assets and Liabilities, Net - (0.0%)		(5)

Net Assets - 100.0%		34,971

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	11.0
Domestic Equities	42.0
Fixed Income	9.9
International Equities	37.1

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund	89

Russell Investment Company

2035 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$28,372
Investments, at fair value	34,976
Receivables:
Fund shares sold	90

Total assets	35,066

Liabilities
Payables:
Investments purchased	3
Fund shares redeemed	86
Accrued fees to affiliates	6

Total liabilities	95

Net Assets	$34,971

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(6)
Accumulated net realized gain (loss)	(288)
Unrealized appreciation (depreciation) on investments	6,604
Shares of beneficial interest	34
Additional paid-in capital	28,627

Net Assets	$34,971

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$10.37
Class R1 — Net assets	$18,240,110
Class R1 — Shares outstanding ($.01 par value)	1,758,246
Net asset value per share: Class R2(#)	$10.36
Class R2 — Net assets	$6,148,306
Class R2 — Shares outstanding ($.01 par value)	593,273
Net asset value per share: Class R3(#)	$10.36
Class R3 — Net assets	$10,582,976
Class R3 — Shares outstanding ($.01 par value)	1,021,554

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

90	2035 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$414

Expenses
Distribution fees - Class R3	13
Shareholder servicing fees - Class R2	7
Shareholder servicing fees - Class R3	13

Total expenses	33

Net investment income (loss)	381

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	20
Capital gain distributions from Underlying Funds	8

Net realized gain (loss)	28
Net change in unrealized appreciation (depreciation) on investments	2,893

Net realized and unrealized gain (loss)	2,921

Net Increase (Decrease) in Net Assets from Operations	$3,302

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund	91

Russell Investment Company

2035 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$381	$378
Net realized gain (loss)	28	589
Net change in unrealized appreciation (depreciation)	2,893	1,113

Net increase (decrease) in net assets from operations	3,302	2,080

Distributions
From net investment income
Class R1	(188)	(184)
Class R2	(77)	(74)
Class R3	(123)	(120)
From net realized gain
Class R1	(317)	(53)
Class R2	(148)	(25)
Class R3	(259)	(52)

Net decrease in net assets from distributions	(1,112)	(508)

Share Transactions*
Net increase (decrease) in net assets from share transactions	6,815	249

Total Net Increase (Decrease) in Net Assets	9,005	1,821

Net Assets
Beginning of period	25,966	24,145

End of period	$34,971	$25,966

Undistributed (overdistributed) net investment income included in net assets	$(6)	$1

See accompanying notes which are an integral part of the financial statements.

92	2035 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	743	$7,428	497	$4,677
Proceeds from reinvestment of distributions	53	505	27	237
Payments for shares redeemed	(225)	(2,227)	(405)	(3,786)

Net increase (decrease)	571	5,706	119	1,128

Class R2
Proceeds from shares sold	93	935	272	2,561
Proceeds from reinvestment of distributions	24	225	11	99
Payments for shares redeemed	(88)	(868)	(263)	(2,393)

Net increase (decrease)	29	292	20	267

Class R3
Proceeds from shares sold	289	2,826	419	3,911
Proceeds from reinvestment of distributions	40	382	20	172
Payments for shares redeemed	(240)	(2,391)	(549)	(5,229)

Net increase (decrease)	89	817	(110)	(1,146)

Total increase (decrease)	689	$6,815	29	$249

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund	93

Russell Investment Company

2035 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class R1
April 30, 2013*	9.68	.13	.97	1.10	(.15)	(.26)	—
October 31, 2012	9.10	.17	.63	.80	(.17)	(.05)	—
October 31, 2011	9.13	.20	— (i)	.20	(.23)	—	—
October 31, 2010	7.92	.16	1.22	1.38	(.17)	—	—
October 31, 2009	6.86	.11	1.03	1.14	(.08)	—	—
October 31, 2008(1)	10.00	.07	(3.11)	(3.04)	(.07)	—	(.03)
Class R2
April 30, 2013*	9.67	.13	.96	1.09	(.14)	(.26)	—
October 31, 2012	9.09	.14	.63	.77	(.14)	(.05)	—
October 31, 2011	9.12	.20	(.03)	.17	(.20)	—	—
October 31, 2010	7.92	.14	1.21	1.35	(.15)	—	—
October 31, 2009	6.87	.07	1.05	1.12	(.07)	—	—
October 31, 2008(1)	10.00	.08	(3.13)	(3.05)	(.06)	—	(.02)
Class R3
April 30, 2013*	9.67	.12	.96	1.08	(.13)	(.26)	—
October 31, 2012	9.08	.13	.62	.75	(.11)	(.05)	—
October 31, 2011	9.11	.15	— (i)	.15	(.18)	—	—
October 31, 2010	7.91	.10	1.23	1.33	(.13)	—	—
October 31, 2009	6.87	.06	1.03	1.09	(.05)	—	—
October 31, 2008(1)	10.00	.06	(3.12)	(3.06)	(.05)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

94	2035 Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

(.41)	10.37	11.73	18,240	—	—	1.30	10
(.22)	9.68	8.99	11,495	—	—	1.78	47
(.23)	9.10	2.10	9,728	—	—	2.13	42
(.17)	9.13	17.61	7,252	1.03	—	1.87	19
(.08)	7.92	17.01	1,927	3.59	—	1.49	13
(.10)	6.86	(30.73)	428	6.44	—	.70	90

(.40)	10.36	11.61	6,148	.25	.25	1.35	10
(.19)	9.67	8.72	5,457	.25	.25	1.49	47
(.20)	9.09	1.81	4,944	.25	.25	2.12	42
(.15)	9.12	17.22	6,021	1.30	.25	1.64	19
(.07)	7.92	16.79	1,738	3.63	.25	1.06	13
(.08)	6.87	(30.84)	73	8.66	.25	.86	90

(.39)	10.36	11.47	10,583	.50	.50	1.17	10
(.16)	9.67	8.50	9,014	.50	.50	1.36	47
(.18)	9.08	1.60	9,473	.50	.50	1.64	42
(.13)	9.11	16.98	6,728	1.54	.50	1.22	19
(.05)	7.91	16.43	2,877	3.83	.50	.86	13
(.07)	6.87	(30.93)	124	8.56	.50	.69	90

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund	95

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,116.40	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,116.60	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.70	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to this Class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,116.40	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

96	2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2013 (Unaudited)

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,115.20	$1,022.32
Expenses Paid During Period*	$2.62	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.70	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class.

2040 Strategy Fund	97

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	951,238	8,485
Russell Global Real Estate Securities Fund	162,615	7,124

		15,609

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	665,008	22,763
Russell U.S. Defensive Equity Fund	304,317	11,382
Russell U.S. Dynamic Equity Fund	1,499,091	16,370
Russell U.S. Small Cap Equity Fund	333,705	9,257

		59,772

Fixed Income - 9.9%
Russell Strategic Bond Fund	1,253,583	14,141

International Equities - 37.1%
Russell Emerging Markets Fund	336,155	6,414
Russell Global Equity Fund	1,620,817	16,370
Russell International Developed Markets Fund	900,974	29,903

		52,687

Total Investments - 100.0% (identified cost $104,128)		142,209

Other Assets and Liabilities, Net - (0.0%)		(15)

Net Assets - 100.0%		142,194

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	11.0
Domestic Equities	42.0
Fixed Income	9.9
International Equities	37.1

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

98	2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$104,128
Investments, at fair value	142,209
Receivables:
Investments sold	405
Fund shares sold	222

Total assets	142,836

Liabilities
Payables:
Fund shares redeemed	621
Accrued fees to affiliates	21

Total liabilities	642

Net Assets	$142,194

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(19)
Accumulated net realized gain (loss)	(6,453)
Unrealized appreciation (depreciation) on investments	38,081
Shares of beneficial interest	122
Additional paid-in capital	110,463

Net Assets	$142,194

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.65
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.36
Class A — Net assets	$980,040
Class A — Shares outstanding ($.01 par value)	84,148
Net asset value per share: Class E(#)	$11.64
Class E — Net assets	$1,127,020
Class E — Shares outstanding ($.01 par value)	96,804
Net asset value per share: Class R1(#)	$11.66
Class R1 — Net assets	$62,992,516
Class R1 — Shares outstanding ($.01 par value)	5,404,128
Net asset value per share: Class R2(#)	$11.65
Class R2 — Net assets	$14,208,734
Class R2 — Shares outstanding ($.01 par value)	1,219,324
Net asset value per share: Class R3(#)	$11.63
Class R3 — Net assets	$40,005,941
Class R3 — Shares outstanding ($.01 par value)	3,440,403
Net asset value per share: Class S(#)	$11.66
Class S — Net assets	$22,879,484
Class S — Shares outstanding ($.01 par value)	1,962,714

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund	99

Russell Investment Company

2040 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$2,070

Expenses
Distribution fees - Class A	1
Distribution fees - Class R3	49
Shareholder servicing fees - Class E	2
Shareholder servicing fees - Class R2	17
Shareholder servicing fees - Class R3	49

Total expenses	118

Net investment income (loss)	1,952

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,200
Capital gain distributions from Underlying Funds	41

Net realized gain (loss)	1,241
Net change in unrealized appreciation (depreciation) on investments	12,458

Net realized and unrealized gain (loss)	13,699

Net Increase (Decrease) in Net Assets from Operations	$15,651

See accompanying notes which are an integral part of the financial statements.

100	2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,952	$2,328
Net realized gain (loss)	1,241	(38)
Net change in unrealized appreciation (depreciation)	12,458	9,026

Net increase (decrease) in net assets from operations	15,651	11,316

Distributions
From net investment income
Class A	(13)	(16)
Class E	(14)	(15)
Class R1	(911)	(1,018)
Class R2	(181)	(278)
Class R3	(490)	(568)
Class S	(365)	(430)

Net decrease in net assets from distributions	(1,974)	(2,325)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(9,141)	(35,523)

Total Net Increase (Decrease) in Net Assets	4,536	(26,532)

Net Assets
Beginning of period	137,658	164,190

End of period	$142,194	$137,658

Undistributed (overdistributed) net investment income included in net assets	$(19)	$3

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund	101

Russell Investment Company

2040 Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$3	4	$45
Proceeds from reinvestment of distributions	1	13	2	16
Payments for shares redeemed	(2)	(29)	(28)	(291)

Net increase (decrease)	(1)	(13)	(22)	(230)

Class E
Proceeds from shares sold	15	169	34	344
Proceeds from reinvestment of distributions	1	14	2	15
Payments for shares redeemed	(12)	(139)	(38)	(372)

Net increase (decrease)	4	44	(2)	(13)

Class R1
Proceeds from shares sold	765	8,522	1,608	16,355
Proceeds from reinvestment of distributions	85	911	104	1,018
Payments for shares redeemed	(1,041)	(11,580)	(1,467)	(15,016)

Net increase (decrease)	(191)	(2,147)	245	2,357

Class R2
Proceeds from shares sold	145	1,616	491	4,986
Proceeds from reinvestment of distributions	17	181	29	278
Payments for shares redeemed	(208)	(2,290)	(2,624)	(25,978)

Net increase (decrease)	(46)	(493)	(2,104)	(20,714)

Class R3
Proceeds from shares sold	638	6,986	1,454	14,666
Proceeds from reinvestment of distributions	46	490	59	568
Payments for shares redeemed	(858)	(9,478)	(3,398)	(33,859)

Net increase (decrease)	(174)	(2,002)	(1,885)	(18,625)

Class S
Proceeds from shares sold	467	5,180	1,099	11,219
Proceeds from reinvestment of distributions	34	365	44	431
Payments for shares redeemed	(900)	(10,075)	(968)	(9,948)

Net increase (decrease)	(399)	(4,530)	175	1,702

Total increase (decrease)	(807)	$(9,141)	(3,593)	$(35,523)

See accompanying notes which are an integral part of the financial statements.

102	2040 Strategy Fund

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Russell Investment Company

2040 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations	$ Distributions from Net Investment Income		$ Distributions from Net Realized Gain	$ Return of Capital
Class A
April 30, 2013*	10.58	.15		1.07		1.22	(.15)		—	—
October 31, 2012	9.89	.17		.67		.84	(.15)		—	—
October 31, 2011	9.92	.21		(.02)		.19	(.22)		—	—
October 31, 2010	8.61	.16		1.31		1.47	(.16)		—	—
October 31, 2009	7.49	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.44	.60	(h)	(5.86	)(h)	(5.26)	(.46	)(h)	(.18)	(.05	)(h)
Class E
April 30, 2013*	10.57	.14		1.08		1.22	(.15)		—	—
October 31, 2012	9.89	.16		.68		.84	(.16)		—	—
October 31, 2011	9.92	.79		(.61)		.18	(.21)		—	—
October 31, 2010	8.62	.16		1.31		1.47	(.17)		—	—
October 31, 2009	7.50	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.46	.48	(h)	(5.75	)(h)	(5.27)	(.46	)(h)	(.18)	(.05	)(h)
Class R1
April 30, 2013*	10.59	.16		1.07		1.23	(.16)		—	—
October 31, 2012	9.90	.18		.69		.87	(.18)		—	—
October 31, 2011	9.93	.22		—	(i)	.22	(.25)		—	—
October 31, 2010	8.62	.18		1.32		1.50	(.19)		—	—
October 31, 2009	7.50	.11		1.12		1.23	(.11)		—	—
October 31, 2008	13.46	.38	(h)	(5.62	)(h)	(5.24)	(.49	)(h)	(.18)	(.05	)(h)
Class R2
April 30, 2013*	10.58	.15		1.07		1.22	(.15)		—	—
October 31, 2012	9.89	.18		.66		.84	(.15)		—	—
October 31, 2011	9.91	.18		.02		.20	(.22)		—	—
October 31, 2010	8.61	.15		1.31		1.46	(.16)		—	—
October 31, 2009	7.49	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.46	.15	(h)	(5.42	)(h)	(5.27)	(.47	)(h)	(.18)	(.05	)(h)
Class R3
April 30, 2013*	10.56	.13		1.08		1.21	(.14)		—	—
October 31, 2012	9.87	.14		.67		.81	(.12)		—	—
October 31, 2011	9.90	.19		(.03)		.16	(.19)		—	—
October 31, 2010	8.60	.14		1.30		1.44	(.14)		—	—
October 31, 2009	7.48	.08		1.12		1.20	(.08)		—	—
October 31, 2008	13.43	.53	(h)	(5.81	)(h)	(5.28)	(.44	)(h)	(.18)	(.05	)(h)
Class S
April 30, 2013*	10.59	.16		1.07		1.23	(.16)		—	—
October 31, 2012	9.90	.18		.69		.87	(.18)		—	—
October 31, 2011	9.93	.22		—	(i)	.22	(.25)		—	—
October 31, 2010	8.62	.18		1.32		1.50	(.19)		—	—
October 31, 2009	7.50	.12		1.11		1.23	(.11)		—	—
October 31, 2008	13.46	.40	(h)	(5.64	)(h)	(5.24)	(.49	)(h)	(.18)	(.05	)(h)

See accompanying notes which are an integral part of the financial statements.

104	2040 Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)		% Portfolio Turnover Rate(c)

(.15)	11.65	11.64	980	.25	.25	1.34		7
(.15)	10.58	8.69	902	.25	.25	1.71		26
(.22)	9.89	1.86	1,062	.25	.25	2.03		23
(.16)	9.92	17.29	902	.76	.25	1.79		19
(.09)	8.61	16.44	877	.91	.25	1.41		8
(.69)	7.49	(40.84)	944	.84	.25	5.46	(h)	96

(.15)	11.64	11.66	1,127	.25	.25	1.31		7
(.16)	10.57	8.59	979	.25	.25	1.55		26
(.21)	9.89	1.79	939	.25	.25	7.73		23
(.17)	9.92	17.18	16,638	.75	.25	1.77		19
(.09)	8.62	16.44	7,070	.90	.25	1.33		8
(.69)	7.50	(40.85)	4,523	.85	.25	4.41	(h)	96

(.16)	11.66	11.77	62,993	—	—	1.46		7
(.18)	10.59	8.99	59,225	—	—	1.76		26
(.25)	9.90	2.12	52,962	—	—	2.19		23
(.19)	9.93	17.57	36,998	.49	—	1.94		19
(.11)	8.62	16.71	19,892	.63	—	1.47		8
(.72)	7.50	(40.69)	4,824	.60	—	3.63	(h)	96

(.15)	11.65	11.64	14,209	.25	.25	1.33		7
(.15)	10.58	8.64	13,393	.25	.25	1.81		26
(.22)	9.89	1.94	33,320	.25	.25	1.70		23
(.16)	9.91	17.19	32,308	.75	.25	1.67		19
(.09)	8.61	16.46	20,226	.90	.25	1.39		8
(.70)	7.49	(40.91)	9,936	.85	.25	1.40	(h)	96

(.14)	11.63	11.52	40,006	.50	.50	1.22		7
(.12)	10.56	8.39	38,165	.50	.50	1.38		26
(.19)	9.87	1.61	54,269	.50	.50	1.85		23
(.14)	9.90	16.92	53,208	1.00	.50	1.48		19
(.08)	8.60	16.23	42,544	1.15	.50	1.04		8
(.67)	7.48	(41.02)	22,913	1.10	.50	4.91	(h)	96

(.16)	11.66	11.77	22,879	—	—	1.47		7
(.18)	10.59	8.99	24,994	—	—	1.75		26
(.25)	9.90	2.12	21,638	—	—	2.18		23
(.19)	9.93	17.57	17,541	.50	—	1.94		19
(.11)	8.62	16.71	13,004	.65	—	1.56		8
(.72)	7.50	(40.69)	7,249	.61	—	3.82	(h)	96

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund	105

Russell Investment Company

2045 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.20	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the Class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,116.80	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,114.90	$1,022.32
Expenses Paid During Period*	$2.62	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

106	2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	98,502	878
Russell Global Real Estate Securities Fund	16,998	745

		1,623

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	68,533	2,346
Russell U.S. Defensive Equity Fund	31,366	1,173
Russell U.S. Dynamic Equity Fund	154,964	1,692
Russell U.S. Small Cap Equity Fund	34,605	960

		6,171

Fixed Income - 9.9%
Russell Strategic Bond Fund	129,216	1,458

International Equities - 37.2%
Russell Emerging Markets Fund	34,775	663
Russell Global Equity Fund	168,107	1,698
Russell International Developed Markets Fund	93,903	3,117

		5,478

Total Investments - 100.0% (identified cost $11,513)		14,730

Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		14,728

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	11 .0
Domestic Equities	41 .9
Fixed Income	9 .9
International Equities	37 .2

Total Investments	100 .0
Other Assets and Liabilities, Net	(—	*)

100 .0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	107

Russell Investment Company

2045 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$11,513
Investments, at fair value	14,730
Receivables:
Fund shares sold	44

Total assets	14,774

Liabilities
Payables:
Investments purchased	18
Fund shares redeemed	25
Accrued fees to affiliates	3

Total liabilities	46

Net Assets	$14,728

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(3)
Accumulated net realized gain (loss)	(172)
Unrealized appreciation (depreciation) on investments	3,217
Shares of beneficial interest	15
Additional paid-in capital	11,671

Net Assets	$14,728

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$10.02
Class R1 — Net assets	$6,457,271
Class R1 — Shares outstanding ($.01 par value)	644,363
Net asset value per share: Class R2(#)	$10.04
Class R2 — Net assets	$3,187,468
Class R2 — Shares outstanding ($.01 par value)	317,614
Net asset value per share: Class R3(#)	$10.00
Class R3 — Net assets	$5,082,990
Class R3 — Shares outstanding ($.01 par value)	508,304

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

108	2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$198

Expenses
Distribution fees - Class R3	6
Shareholder servicing fees - Class R2	3
Shareholder servicing fees - Class R3	6

Total expenses	15

Net investment income (loss)	183

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6
Capital gain distributions from Underlying Funds	4

Net realized gain (loss)	10
Net change in unrealized appreciation (depreciation) on investments	1,300

Net realized and unrealized gain (loss)	1,310

Net Increase (Decrease) in Net Assets from Operations	$1,493

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	109

Russell Investment Company

2045 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$183	$173
Net realized gain (loss)	10	167
Net change in unrealized appreciation (depreciation)	1,300	540

Net increase (decrease) in net assets from operations	1,493	880

Distributions
From net investment income
Class R1	(87)	(82)
Class R2	(39)	(43)
Class R3	(60)	(47)
From net realized gain
Class R1	(114)	(177)
Class R2	(56)	(127)
Class R3	(95)	(164)

Net decrease in net assets from distributions	(451)	(640)

Share Transactions*
Net increase (decrease) in net assets from share transactions	1,896	1,597

Total Net Increase (Decrease) in Net Assets	2,938	1,837

Net Assets
Beginning of period	11,790	9,953

End of period	$14,728	$11,790

Undistributed (overdistributed) net investment income included in net assets	$(3)	$—

See accompanying notes which are an integral part of the financial statements.

110	2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	165	$1,585	505	$4,567
Proceeds from reinvestment of distributions	22	201	31	260
Payments for shares redeemed	(123)	(1,173)	(372)	(3,339)

Net increase (decrease)	64	613	164	1,488

Class R2
Proceeds from shares sold	45	432	146	1,315
Proceeds from reinvestment of distributions	10	96	20	170
Payments for shares redeemed	(38)	(365)	(157)	(1,359)

Net increase (decrease)	17	163	9	126

Class R3
Proceeds from shares sold	241	2,273	276	2,483
Proceeds from reinvestment of distributions	16	155	25	211
Payments for shares redeemed	(138)	(1,308)	(299)	(2,711)

Net increase (decrease)	119	1,120	2	(17)

Total increase (decrease)	200	$1,896	175	$1,597

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	111

Russell Investment Company

2045 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class R1
April 30, 2013*	9.29	.14	.92	1.06	(.14)	(.19)	—
October 31, 2012	9.10	.14	.62	.76	(.16)	(.41)	—
October 31, 2011	9.13	.20	— (i)	.20	(.23)	—	—
October 31, 2010	7.93	.17	1.20	1.37	(.17)	—	—
October 31, 2009	6.87	.10	1.05	1.15	(.09)	—	—
October 31, 2008(1)	10.00	.07	(3.10)	(3.03)	(.06)	—	(.04)
Class R2
April 30, 2013*	9.30	.13	.93	1.06	(.13)	(.19)	—
October 31, 2012	9.11	.14	.60	.74	(.14)	(.41)	—
October 31, 2011	9.12	.23	(.05)	.18	(.19)	—	—
October 31, 2010	7.92	.13	1.22	1.35	(.15)	—	—
October 31, 2009	6.87	.07	1.05	1.12	(.07)	—	—
October 31, 2008(1)	10.00	.07	(3.11)	(3.04)	(.06)	—	(.03)
Class R3
April 30, 2013*	9.27	.12	.92	1.04	(.12)	(.19)	—
October 31, 2012	9.08	.12	.60	.72	(.12)	(.41)	—
October 31, 2011	9.11	.15	— (i)	.15	(.18)	—	—
October 31, 2010	7.91	.10	1.23	1.33	(.13)	—	—
October 31, 2009	6.87	.06	1.04	1.10	(.06)	—	—
October 31, 2008(1)	10.00	.06	(3.12)	(3.06)	(.04)	—	(.03)

See accompanying notes which are an integral part of the financial statements.

112	2045 Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

(.33)	10.02	11.72	6,457	—	—	1.46	13
(.57)	9.29	9.13	5,391	—	—	1.59	57
(.23)	9.10	2.12	3,791	—	—	2.06	77
(.17)	9.13	17.47	2,347	1.58	—	2.02	31
(.09)	7.93	17.10	2,053	4.28	—	1.48	20
(.10)	6.87	(30.60)	660	6.27	—	.72	34

(.32)	10.04	11.68	3,188	.25	.25	1.33	13
(.55)	9.30	8.82	2,796	.25	.25	1.58	57
(.19)	9.11	1.98	2,651	.25	.25	2.37	77
(.15)	9.12	17.23	6,692	1.79	.25	1.53	31
(.07)	7.92	16.73	2,220	4.48	.25	1.02	20
(.09)	6.87	(30.71)	70	8.21	.25	.74	34

(.31)	10.00	11.49	5,083	.50	.50	1.27	13
(.53)	9.27	8.56	3,603	.50	.50	1.30	57
(.18)	9.08	1.64	3,511	.50	.50	1.55	77
(.13)	9.11	17.00	2,147	2.03	.50	1.13	31
(.06)	7.91	16.36	702	4.81	.50	.88	20
(.07)	6.87	(30.82)	72	8.43	.50	.60	34

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	113

Russell Investment Company

2050 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.30	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to this Class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.00	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,114.70	$1,022.32
Expenses Paid During Period*	$2.62	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

114	2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	123,127	1,098
Russell Global Real Estate Securities Fund	21,030	921

		2,019

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	85,556	2,929
Russell U.S. Defensive Equity Fund	39,088	1,462
Russell U.S. Dynamic Equity Fund	193,671	2,115
Russell U.S. Small Cap Equity Fund	43,229	1,199

		7,705

Fixed Income - 9.9%
Russell Strategic Bond Fund	161,158	1,818

International Equities - 37.2%
Russell Emerging Markets Fund	43,541	831
Russell Global Equity Fund	209,863	2,120
Russell International Developed Markets Fund	116,972	3,882

		6,833

Total Investments - 100.0% (identified cost $13,315)		18,375

Other Assets and Liabilities, Net - (0.0%)		(3)

Net Assets - 100.0%		18,372

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	11.0
Domestic Equities	41.9
Fixed Income	9.9
International Equities	37.2

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund	115

Russell Investment Company

2050 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$13,315
Investments, at fair value	18,375
Receivables:
Fund shares sold	38

Total assets	18,413

Liabilities
Payables:
Investments purchased	8
Fund shares redeemed	30
Accrued fees to affiliates	3

Total liabilities	41

Net Assets	$18,372

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(4)
Accumulated net realized gain (loss)	(166)
Unrealized appreciation (depreciation) on investments	5,060
Shares of beneficial interest	21
Additional paid-in capital	13,461

Net Assets	$18,372

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.55
Class R1 — Net assets	$10,255,943
Class R1 — Shares outstanding ($.01 par value)	1,198,946
Net asset value per share: Class R2(#)	$8.57
Class R2 — Net assets	$2,956,795
Class R2 — Shares outstanding ($.01 par value)	345,154
Net asset value per share: Class R3(#)	$8.55
Class R3 — Net assets	$5,159,688
Class R3 — Shares outstanding ($.01 par value)	603,397

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

116	2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$239

Expenses
Distribution fees - Class R3	6
Shareholder servicing fees - Class R2	3
Shareholder servicing fees - Class R3	6

Total expenses	15

Net investment income (loss)	224

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	24
Capital gain distributions from Underlying Funds	5

Net realized gain (loss)	29
Net change in unrealized appreciation (depreciation) on investments	1,609

Net realized and unrealized gain (loss)	1,638

Net Increase (Decrease) in Net Assets from Operations	$1,862

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund	117

Russell Investment Company

2050 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$224	$234
Net realized gain (loss)	29	57
Net change in unrealized appreciation (depreciation)	1,609	463

Net increase (decrease) in net assets from operations	1,862	754

Distributions
From net investment income
Class R1	(137)	(142)
Class R2	(36)	(37)
Class R3	(55)	(55)
From net realized gain
Class R1	(82)	(1,220)
Class R2	(23)	(452)
Class R3	(39)	(881)

Net decrease in net assets from distributions	(372)	(2,787)

Share Transactions*
Net increase (decrease) in net assets from share transactions	2,011	3,758

Total Net Increase (Decrease) in Net Assets	3,501	1,725

Net Assets
Beginning of period	14,871	13,146

End of period	$18,372	$14,871

Undistributed (overdistributed) net investment income included in net assets	$(4)	$—

See accompanying notes which are an integral part of the financial statements.

118	2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	307	$2,512	1,389	$10,720
Proceeds from reinvestment of distributions	27	219	193	1,362
Payments for shares redeemed	(249)	(2,038)	(1,107)	(8,083)

Net increase (decrease)	85	693	475	3,999

Class R2
Proceeds from shares sold	46	375	175	1,360
Proceeds from reinvestment of distributions	8	59	69	489
Payments for shares redeemed	(47)	(375)	(167)	(1,272)

Net increase (decrease)	7	59	77	577

Class R3
Proceeds from shares sold	245	1,959	347	2,701
Proceeds from reinvestment of distributions	12	94	134	936
Payments for shares redeemed	(98)	(794)	(568)	(4,455)

Net increase (decrease)	159	1,259	(87)	(818)

Total increase (decrease)	251	$2,011	465	$3,758

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund	119

Russell Investment Company

2050 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class R1
April 30, 2013*	7.84	.12	.78	.90	(.12)	(.07)	—
October 31, 2012	9.19	.11	.48	.59	(.16)	(1.78)	—
October 31, 2011	9.22	.18	.04	.22	(.23)	(.02)	—
October 31, 2010	8.03	.14	1.24	1.38	(.17)	(.02)	—
October 31, 2009	6.98	.10	1.05	1.15	(.10)	—	—
October 31, 2008(1)	10.00	.09	(2.99)	(2.90)	(.08)	—	(.04)
Class R2
April 30, 2013*	7.85	.11	.79	.90	(.11)	(.07)	—
October 31, 2012	9.19	.12	.46	.58	(.14)	(1.78)	—
October 31, 2011	9.21	.25	(.07)	.18	(.18)	(.02)	—
October 31, 2010	8.02	.14	1.22	1.36	(.15)	(.02)	—
October 31, 2009	6.98	.09	1.04	1.13	(.09)	—	—
October 31, 2008(1)	10.00	.07	(2.98)	(2.91)	(.08)	—	(.03)
Class R3
April 30, 2013*	7.84	.09	.79	.88	(.10)	(.07)	—
October 31, 2012	9.18	.11	.44	.55	(.11)	(1.78)	—
October 31, 2011	9.21	.16	.01	.17	(.18)	(.02)	—
October 31, 2010	8.02	.10	1.24	1.34	(.13)	(.02)	—
October 31, 2009	6.99	.05	1.05	1.10	(.07)	—	—
October 31, 2008(1)	10.00	.06	(2.98)	(2.92)	(.06)	—	(.03)

See accompanying notes which are an integral part of the financial statements.

120	2050 Strategy Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

(.19)	8.55	11.73	10,256	—	—	1.45	10
(1.94)	7.84	9.00	8,731	—	—	1.44	78
(.25)	9.19	2.28	5,861	—	—	1.92	72
(.19)	9.22	17.46	2,454	.93	—	1.58	28
(.10)	8.03	17.32	490	2.39	—	1.41	20
(.12)	6.98	(29.54)	71	21.57	—	.90	6

(.18)	8.57	11.70	2,957	.25	.25	1.32	10
(1.92)	7.85	8.82	2,658	.25	.25	1.52	78
(.20)	9.19	1.96	2,408	.25	.25	2.61	72
(.17)	9.21	17.20	15,616	1.21	.25	1.62	28
(.09)	8.02	16.95	8,959	1.95	.25	1.28	20
(.11)	6.98	(29.65)	71	21.83	.25	.76	6

(.17)	8.55	11.47	5,159	.50	.50	1.16	10
(1.89)	7.84	8.50	3,482	.50	.50	1.43	78
(.20)	9.18	1.78	4,877	.50	.50	1.65	72
(.15)	9.21	16.94	3,693	1.45	.50	1.23	28
(.07)	8.02	16.66	1,436	2.34	.50	.77	20
(.09)	6.99	(29.77)	71	22.08	.50	.61	6

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund	121

Russell Investment Company

2055 Strategy Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,117.60	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to the class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,116.20	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,115.10	$1,022.32
Expenses Paid During Period*	$2.62	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

122	2055 Strategy Fund

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	13,158	117
Russell Global Real Estate Securities Fund	2,233	98

		215

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	9,135	313
Russell U.S. Defensive Equity Fund	4,180	156
Russell U.S. Dynamic Equity Fund	20,601	225
Russell U.S. Small Cap Equity Fund	4,591	128

		822

Fixed Income - 10.0%
Russell Strategic Bond Fund	17,297	195

International Equities - 37.1%
Russell Emerging Markets Fund	4,616	88
Russell Global Equity Fund	22,285	225
Russell International Developed Markets Fund	12,435	413

		726

Total Investments - 100.1% (identified cost $1,722)		1,958

Other Assets and Liabilities, Net - (0.1%)		(2)

Net Assets - 100.0%		1,956

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	11.0
Domestic Equities	42.0
Fixed Income	10.0
International Equities	37.1

Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)

100.0

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund	123

Russell Investment Company

2055 Strategy Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,722
Investments, at fair value	1,958
Receivables:
Fund shares sold	7

Total assets	1,965

Liabilities
Payables:
Investments purchased	8
Accrued fees to affiliates	1

Total liabilities	9

Net Assets	$1,956

Net Assets Consist of:
Unrealized appreciation (depreciation) on investments	$236
Shares of beneficial interest	2
Additional paid-in capital	1,718

Net Assets	$1,956

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$11.18
Class R1 — Net assets	$441,741
Class R1 — Shares outstanding ($.01 par value)	39,495
Net asset value per share: Class R2(#)	$11.18
Class R2 — Net assets	$1,107,988
Class R2 — Shares outstanding ($.01 par value)	99,069
Net asset value per share: Class R3(#)	$11.18
Class R3 — Net assets	$406,458
Class R3 — Shares outstanding ($.01 par value)	36,355

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

124	2055 Strategy Fund

Russell Investment Company

2055 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$22

Expenses
Distribution fees - Class R3	—	*
Shareholder servicing fees - Class R2	1
Shareholder servicing fees - Class R3	1

Total expenses	2

Net investment income (loss)	20

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	2
Net change in unrealized appreciation (depreciation) on investments	158

Net realized and unrealized gain (loss)	160

Net Increase (Decrease) in Net Assets from Operations	$180

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund	125

Russell Investment Company

2055 Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$20	$16
Net realized gain (loss)	2	14
Net change in unrealized appreciation (depreciation)	158	66

Net increase (decrease) in net assets from operations	180	96

Distributions
From net investment income
Class R1	(3)	(2)
Class R2	(13)	(13)
Class R3	(4)	(2)
From net realized gain
Class R1	(2)	(— )*
Class R2	(11)	(2)
Class R3	(3)	(— )*

Net decrease in net assets from distributions	(36)	(19)

Share Transactions**
Net increase (decrease) in net assets from share transactions	451	288

Total Net Increase (Decrease) in Net Assets	595	365

Net Assets
Beginning of period	1,361	996

End of period	$1,956	$1,361

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

126	2055 Strategy Fund

Russell Investment Company

2055 Strategy Fund

Statements of Changes in Net Assets, continued

**	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	24	$273	9	$93
Proceeds from reinvestment of distributions	1	6	—	2
Payments for shares redeemed	(2)	(33)	(3)	(28)

Net increase (decrease)	23	246	6	67

Class R2
Proceeds from shares sold	19	198	18	171
Proceeds from reinvestment of distributions	2	24	2	15
Payments for shares redeemed	(15)	(162)	(9)	(83)

Net increase (decrease)	6	60	11	103

Class R3
Proceeds from shares sold	15	164	15	147
Proceeds from reinvestment of distributions	1	7	—	2
Payments for shares redeemed	(3)	(26)	(3)	(31)

Net increase (decrease)	13	145	12	118

Total increase (decrease)	42	$451	29	$288

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund	127

Russell Investment Company

2055 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Class R1
April 30, 2013*	10.27	.14	1.04	1.18	(.15)	(.12)	(.27)
October 31, 2012	9.63	.16	.68	.84	(.18)	(.02)	(.20)
October 31, 2011(2)	10.00	.06	(.37)	(.31)	(.06)	—	(.06)
Class R2
April 30, 2013*	10.27	.14	1.03	1.17	(.14)	(.12)	(.26)
October 31, 2012	9.63	.15	.66	.81	(.15)	(.02)	(.17)
October 31, 2011(2)	10.00	.03	(.36)	(.33)	(.04)	—	(.04)
Class R3
April 30, 2013*	10.27	.12	1.04	1.16	(.13)	(.12)	(.25)
October 31, 2012	9.63	.11	.68	.79	(.13)	(.02)	(.15)
October 31, 2011(2)	10.00	.02	(.37)	(.35)	(.02)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

128	2055 Strategy Fund

$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

11.18	11.76	442	—	—	1.31	11
10.27	8.92	171	—	—	1.66	23
9.63	(3.09)	97	—	—	.63	47

11.18	11.62	1,108	.25	.25	1.29	11
10.27	8.64	957	.25	.25	1.48	23
9.63	(3.31)	793	.25	.25	.28	47

11.18	11.51	406	.50	.50	1.14	11
10.27	8.41	233	.50	.50	1.08	23
9.63	(3.49)	106	.50	.50	.21	47

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund	129

Russell Investment Company

In Retirement Fund

Shareholder Expense Example — April 30, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example (“Example”).

Example

As a shareholder of the Fund, you incur ongoing costs, including distribution (12b-1) and/or service fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2012 to April 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,051.60	$1,023.55
Expenses Paid During Period*	$1.27	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,052.70	$1,024.79
Expenses Paid During Period*	$—	$—

*	There were no expenses charged to this Class.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,051.40	$1,023.55
Expenses Paid During Period*	$1.27	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2012	$1,000.00	$1,000.00
Ending Account Value
April 30, 2013	$1,050.10	$1,022.32
Expenses Paid During Period*	$2.54	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

130	In Retirement Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — April 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 5.2%
Russell Commodity Strategies Fund	203,188	1,813
Russell Global Real Estate Securities Fund	41,685	1,826

		3,639

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	77,967	2,669
Russell U.S. Defensive Equity Fund	97,649	3,652
Russell U.S. Dynamic Equity Fund	141,500	1,545
Russell U.S. Small Cap Equity Fund	45,577	1,264

		9,130

Fixed Income - 68.0%
Russell Investment Grade Bond Fund	623,369	14,045
Russell Short Duration Bond Fund	286,917	5,618
Russell Strategic Bond Fund	2,490,185	28,089

		47,752

International Equities - 13.8%
Russell Emerging Markets Fund	44,178	843
Russell Global Equity Fund	389,434	3,933
Russell International Developed Markets Fund	148,140	4,917

		9,693

Total Investments - 100.0% (identified cost $57,126)		70,214

Other Assets and Liabilities, Net - (0.0%)		(11)

Net Assets - 100.0%		70,203

Presentation of Portfolio Holdings — April 30, 2013 (Unaudited)

Categories	% of Net Assets

Alternative Funds	5.2
Domestic Equities	13.0
Fixed Income	68.0
International Equities	13.8

Total Investments	100.0
Other Assets and Liabilities, Net	(—	*)

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	131

Russell Investment Company

In Retirement Fund

Statement of Assets and Liabilities — April 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$57,126
Investments, at fair value	70,214
Receivables:
Investments sold	628
Fund shares sold	32

Total assets	70,874

Liabilities
Payables:
Fund shares redeemed	659
Accrued fees to affiliates	12

Total liabilities	671

Net Assets	$70,203

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(12)
Accumulated net realized gain (loss)	(600)
Unrealized appreciation (depreciation) on investments	13,088
Shares of beneficial interest	65
Additional paid-in capital	57,662

Net Assets	$70,203

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.00
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.67
Class A — Net assets	$1,070,755
Class A — Shares outstanding ($.01 par value)	97,383
Net asset value per share: Class R1(#)	$10.85
Class R1 — Net assets	$35,829,147
Class R1 — Shares outstanding ($.01 par value)	3,301,596
Net asset value per share: Class R2(#)	$10.85
Class R2 — Net assets	$10,339,408
Class R2 — Shares outstanding ($.01 par value)	952,995
Net asset value per share: Class R3(#)	$10.83
Class R3 — Net assets	$22,963,660
Class R3 — Shares outstanding ($.01 par value)	2,121,196

(#)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

132	In Retirement Fund

Russell Investment Company

In Retirement Fund

Statement of Operations — For the Period Ended April 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying Funds	$1,640

Expenses
Distribution fees - Class A	1
Distribution fees - Class R3	29
Shareholder servicing fees - Class R2	13
Shareholder servicing fees - Class R3	29

Total expenses	72

Net investment income (loss)	1,568

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	708
Capital gain distributions from Underlying Funds	213

Net realized gain (loss)	921
Net change in unrealized appreciation (depreciation) on investments	1,066

Net realized and unrealized gain (loss)	1,987

Net Increase (Decrease) in Net Assets from Operations	$3,555

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	133

Russell Investment Company

In Retirement Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2013 (Unaudited)	Fiscal Year Ended October 31, 2012
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,568	$1,995
Net realized gain (loss)	921	1,557
Net change in unrealized appreciation (depreciation)	1,066	2,471

Net increase (decrease) in net assets from operations	3,555	6,023

Distributions
From net investment income
Class A	(23)	(12)
Class R1	(851)	(997)
Class R2	(234)	(310)
Class R3	(474)	(674)
From net realized gain
Class A	(4)	(4)
Class R1	(151)	(140)
Class R2	(44)	(53)
Class R3	(95)	(130)

Net decrease in net assets from distributions	(1,876)	(2,320)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(3,509)	(22,474)

Total Net Increase (Decrease) in Net Assets	(1,830)	(18,771)

Net Assets
Beginning of period	72,033	90,804

End of period	$70,203	$72,033

Undistributed (overdistributed) net investment income included in net assets	$(12)	$2

See accompanying notes which are an integral part of the financial statements.

134	In Retirement Fund

Russell Investment Company

In Retirement Fund

Statements of Changes in Net Assets, continued

*	Share transaction amounts (in thousands) for the periods ended April 30, 2013 and October 31, 2012 were as follows:

	2013 (Unaudited)		2012
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	—	$—
Proceeds from reinvestment of distributions	3	28	1	16
Payments for shares redeemed	(2)	(17)	(5)	(56)

Net increase (decrease)	1	11	(4)	(40)

Class R1
Proceeds from shares sold	464	4,936	1,212	12,465
Proceeds from reinvestment of distributions	95	999	112	1,134
Payments for shares redeemed	(715)	(7,624)	(1,435)	(14,772)

Net increase (decrease)	(156)	(1,689)	(111)	(1,173)

Class R2
Proceeds from shares sold	132	1,407	398	4,106
Proceeds from reinvestment of distributions	26	278	36	363
Payments for shares redeemed	(243)	(2,587)	(1,108)	(11,276)

Net increase (decrease)	(85)	(902)	(674)	(6,807)

Class R3
Proceeds from shares sold	567	5,998	800	8,157
Proceeds from reinvestment of distributions	54	569	81	804
Payments for shares redeemed	(706)	(7,496)	(2,290)	(23,415)

Net increase (decrease)	(85)	(929)	(1,409)	(14,454)

Total increase (decrease)	(325)	$(3,509)	(2,198)	$(22,474)

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	135

Russell Investment Company

In Retirement Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Class A
April 30, 2013*	10.74	.24	.30	.54	(.23)	(.05)	—
October 31, 2012	10.10	.25	.55	.80	(.12)	(.04)	—
October 31, 2011(3)	10.25	.14	(.15)	(.01)	(.14)	—	—
Class R1
April 30, 2013*	10.60	.25	.30	.55	(.25)	(.05)	—
October 31, 2012	10.10	.27	.55	.82	(.28)	(.04)	—
October 31, 2011	10.28	.24	.07	.31	(.45)	(.04)	—
October 31, 2010	9.27	.27	1.04	1.31	(.30)	—	—
October 31, 2009	8.12	.32	1.12	1.44	(.29)	—	—
October 31, 2008(1)	10.00	.25	(1.87)	(1.62)	(.25)	—	(.01)
Class R2
April 30, 2013*	10.60	.24	.29	.53	(.23)	(.05)	—
October 31, 2012	10.10	.27	.52	.79	(.25)	(.04)	—
October 31, 2011	10.28	.27	.01	.28	(.42)	(.04)	—
October 31, 2010	9.27	.28	1.01	1.29	(.28)	—	—
October 31, 2009	8.12	.31	1.11	1.42	(.27)	—	—
October 31, 2008(1)	10.00	.23	(1.86)	(1.63)	(.24)	—	(.01)
Class R3
April 30, 2013*	10.58	.22	.30	.52	(.22)	(.05)	—
October 31, 2012	10.08	.24	.53	.77	(.23)	(.04)	—
October 31, 2011	10.27	.19	.07	.26	(.41)	(.04)	—
October 31, 2010	9.26	.23	1.04	1.27	(.26)	—	—
October 31, 2009	8.12	.27	1.13	1.40	(.26)	—	—
October 31, 2008(1)	10.00	.22	(1.87)	(1.65)	(.22)	—	(.01)

See accompanying notes which are an integral part of the financial statements.

136	In Retirement Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(d)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(f)(g)	% Ratio of Expenses to Average Net Assets, Net(f)(g)	% Ratio of Net Investment Income to Average Net Assets(b)(c)	% Portfolio Turnover Rate(c)

(.28)	11.00	5.16	1,071	.25	.25	2.19	12
(.16)	10.74	8.01	1,035	.25	.25	2.43	20
(.14)	10.10	(.06)	1,012	.25	.25	1.40	43

(.30)	10.85	5.27	35,829	—	—	2.30	12
(.32)	10.60	8.32	36,665	—	—	2.66	20
(.49)	10.10	3.10	36,059	—	—	2.35	43
(.30)	10.28	14.43	736	2.13	—	2.80	52
(.29)	9.27	18.68	196	4.67	—	3.86	26
(.26)	8.12	(16.82)	84	20.48	—	2.58	11

(.28)	10.85	5.14	10,339	.25	.25	2.22	12
(.29)	10.60	8.05	10,996	.25	.25	2.59	20
(.46)	10.10	2.84	17,288	.25	.25	2.60	43
(.28)	10.28	14.16	3,809	2.47	.25	2.86	52
(.27)	9.27	18.43	2,356	3.98	.25	3.77	26
(.25)	8.12	(16.95)	83	20.73	.25	2.43	11

(.27)	10.83	5.01	22,964	.50	.50	2.04	12
(.27)	10.58	7.78	23,337	.50	.50	2.35	20
(.45)	10.08	2.55	36,445	.50	.50	1.90	43
(.26)	10.27	13.88	1,426	2.71	.50	2.39	52
(.26)	9.26	18.09	758	4.83	.50	3.24	26
(.23)	8.12	(17.08)	85	20.94	.50	2.28	11

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	137

Russell Investment Company

LifePoints® Funds

Notes to Financial Highlights — April 30, 2013 (Unaudited)

*	For the period ended April 30, 2013 (Unaudited).
(1)	For the period March 31, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period January 1, 2011 (commencement of operations) to October 31, 2011.
(3)	For the period February 28, 2011 (commencement of operations) to October 31, 2011.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	The ratios for periods less than one year are not annualized.
(d)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and/or Russell Fund Services Company (“RFSC”).
(f)	The ratios for periods less than one year are annualized.
(g)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h)	Amounts include reclassification between income and return of capital.
(i)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

138	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements — April 30, 2013 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 39 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” which diversifies its assets by investing in Shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Funds’ allocations to underlying alternative funds, underlying domestic equity funds, underlying fixed income funds, and underlying international equity funds.

	Asset Allocation Targets as of March 1, 2013*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Alternative Funds**
Russell Commodity Strategies Fund	2%	3%	4%	6%	6%
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5
Russell Multi-Strategy Alternative Fund	2	3	3	4	5
Domestic Equity Funds
Russell U.S. Core Equity Fund	2	4	7	10	12
Russell U.S. Defensive Equity Fund***	3	4	5	5	6
Russell U.S. Dynamic Equity Fund****	1	2	6	6	9
Russell U.S. Small Cap Equity Fund	—	2	4	6	7
Fixed Income Funds
Russell Global Opportunistic Credit Fund	2	2	3	4	5
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	6
Russell Global Equity Fund	4	7	9	13	13
Russell International Developed Markets Fund	4	8	14	18	22

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2013.
**	Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.
***	Formerly, Russell U.S. Quantitative Equity Fund.
****	Formerly, Russell U.S. Growth Fund.

Notes to Financial Statements	139

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in Shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the Underlying Funds. The 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. RIMCo may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the asset allocation or changes to the Underlying Funds may be based on strategic, long-term allocation decisions and not on tactical, short-term positioning. There may not be changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following tables show the Funds’ allocations to underlying alternative funds, underlying domestic equity funds, underlying fixed income funds, and underlying international equity funds.

	Asset Allocation Targets as of March 1, 2013*
Underlying Funds	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

Alternative Funds**
Russell Commodity Strategies Fund	3%	3%	4%	5%	6%
Russell Global Real Estate Securities Fund	3	3	3	4	5
Domestic Equity Funds
Russell U.S. Core Equity Fund	4	7	9	13	16
Russell U.S. Defensive Equity Fund***	5	6	7	8	8
Russell U.S. Dynamic Equity Fund****	3	4	7	8	11
Russell U.S. Small Cap Equity Fund	2	3	4	5	7
Fixed Income Funds
Russell Investment Grade Bond Fund	20	14	2	—	—
Russell Short Duration Bond Fund	4	—	—	—	—
Russell Strategic Bond Fund	40	40	40	26	10
International Equity Funds
Russell Emerging Markets Fund	2	2	3	4	5
Russell Global Equity Fund	6	7	8	9	11
Russell International Developed Markets Fund	8	11	13	18	21

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2013*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund

Alternative Funds**
Russell Commodity Strategies Fund	6%	6%	6%	6%	3%
Russell Global Real Estate Securities Fund	5	5	5	5	3
Domestic Equity Funds
Russell U.S. Core Equity Fund	16	16	16	16	4
Russell U.S. Defensive Equity Fund***	8	8	8	8	5
Russell U.S. Dynamic Equity Fund****	11	11	11	11	2
Russell U.S. Small Cap Equity Fund	7	7	7	7	2
Fixed Income Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40

140	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

	Asset Allocation Targets as of March 1, 2013*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund

International Equity Funds
Russell Emerging Markets Fund	5%	5%	5%	5%	1%
Russell Global Equity Fund	11	11	11	11	5
Russell International Developed Markets Fund	21	21	21	21	7

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2013.
**	Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.
***	Formerly, Russell U.S. Quantitative Equity Fund.
****	Formerly, Russell U.S. Growth Fund.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended April 30, 2013 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Notes to Financial Statements	141

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At April 30, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2009 through October 31, 2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

Class Allocation

Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class R1, Class R2, Class R3 and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

142	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Investment Transactions

Securities

During the period ended April 30, 2013, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

Conservative Strategy Fund	$75,341,735	$66,678,996
Moderate Strategy Fund	70,962,277	74,189,318
Balanced Strategy Fund	163,024,828	281,396,769
Growth Strategy Fund	102,282,294	180,495,028
Equity Growth Strategy Fund	63,173,000	112,039,684
2015 Strategy Fund	9,341,913	8,569,673
2020 Strategy Fund	22,911,891	34,395,825
2025 Strategy Fund	8,730,322	6,669,549
2030 Strategy Fund	17,742,905	32,242,172
2035 Strategy Fund	8,982,551	2,889,515
2040 Strategy Fund	10,323,566	19,459,903
2045 Strategy Fund	3,352,088	1,719,469
2050 Strategy Fund	3,573,131	1,703,760
2055 Strategy Fund	611,640	175,416
In Retirement Fund	8,401,040	12,006,711

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

Target Portfolio Series Funds

With respect to the Target Portfolio Funds, the advisory fee of 0.20% and administrative fee of up to 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2013:

	Advisory	Administrative

Conservative Strategy Fund	$652,719	$157,268
Moderate Strategy Fund	998,228	240,512
Balanced Strategy Fund	3,835,188	924,041
Growth Strategy Fund	2,308,117	556,106
Equity Growth Strategy Fund	1,009,856	243,306

RFSC serves as the transfer and disbursing agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended April 30, 2013:

Notes to Financial Statements	143

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Amount

Conservative Strategy Fund	$652,720
Moderate Strategy Fund	998,228
Balanced Strategy Fund	3,835,188
Growth Strategy Fund	2,308,117
Equity Growth Strategy Fund	1,009,856

Target Date Series Funds

With respect to the Target Date Funds, effective October 1, 2010, the Funds’ Advisory, Administrative and Transfer Agency contracts have been amended to reduce the fees payable under each contract to 0.00% and RIMCo has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds and extraordinary expenses

Waivers and Reimbursements

Target Portfolio Funds

Until February 28, 2014, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. The waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

As of April 30, 2013, RIMCo and RFSC waived the following expenses:

	RIMCo Waiver	RFSC Waiver	Total

Conservative Strategy Fund	$590,745	$106,928	$697,673
Moderate Strategy Fund	835,185	162,685	997,870
Balanced Strategy Fund	2,877,905	600,091	3,477,996
Growth Strategy Fund	1,760,874	385,231	2,146,105
Equity Growth Strategy Fund	816,501	182,211	998,712

Distributor and Shareholder Servicing

Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, is the distributor for the Investment Company, pursuant to a distribution agreement with the Investment Company.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class R3 shares subject to the Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R3 shares or 0.75% of the average daily net assets of a Fund’s Class C shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class E, Class R2 and Class R3 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class E, Class R2 and Class R3 shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R2 and Class R3 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R2 and Class R3 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

144	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

For the period ended April 30, 2013, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares

Moderate Strategy Fund	$24
Balanced Strategy Fund	902

For the period ended April 30, 2013, the sales commissions paid to the selling agents for the sale of Class A shares were as follows:

	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Conservative Strategy Fund	$334,094	$58,930
Moderate Strategy Fund	495,513	84,962
Balanced Strategy Fund	1,690,266	281,455
Growth Strategy Fund	1,321,840	213,536
Equity Growth Strategy Fund	352,096	58,267
2030 Strategy Fund	140	19
2040 Strategy Fund	193	28

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2013 were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund

Advisory fees	$108,101	$167,950	$642,433
Administration fees	25,928	40,282	154,087
Distribution fees	194,404	270,256	1,098,093
Shareholder servicing fees	78,859	114,263	408,539
Transfer agent fees	89,628	139,556	538,861
Trustee fees	1,625	2,843	10,849

	$498,545	$735,150	$2,852,862

	Growth Strategy Fund	Equity Growth Strategy Fund	2015 Strategy Fund

Advisory fees	$388,376	$170,968	$—
Administration fees	93,125	41,008	—
Distribution fees	641,544	261,665	2,397
Shareholder servicing fees	247,790	110,886	3,663
Transfer agent fees	321,622	138,082	—
Trustee fees	8,294	3,844	—

	$1,700,751	$726,453	$6,060

	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

Distribution fees	$14,720	$2,973	$11,784
Shareholder servicing fees	19,671	4,509	15,987

	$34,391	$7,482	$27,771

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund

Distribution fees	$2,192	$8,781	$1,019
Shareholder servicing fees	3,420	11,769	1,656

	$5,612	$20,550	$2,675

	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund

Distribution fees	$1,040	$394	$5,133
Shareholder servicing fees	1,629	931	7,059

	$2,669	$1,325	$12,192

Notes to Financial Statements	145

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

Board of Trustees

The Russell Fund Complex consists of RIC, which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds and Russell Exchange Traded Funds Trust (“RET”) which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year (effective January 1, 2013, $87,000); each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year (effective January 1, 2013, $12,000). The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

Transactions with Affiliated Companies (amounts in thousands)

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended April 30, 2013 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Conservative Strategy Fund
Russell Commodity Strategies Fund	$13,319	$2,642	$1,378	$(40)	$—	$—
Russell Global Infrastructure Fund	13,411	1,924	2,450	140	247	177
Russell Global Real Estate Securities Fund	13,405	1,625	2,458	335	589	43
Russell Multi-Strategy Alternative Fund	13,244	826	1,086	8	—	—
Russell U.S. Core Equity Fund	23,300	5,810	4,466	75	149	—
Russell U.S. Defensive Equity Fund	16,648	1,848	3,254	372	151	—
Russell U.S. Dynamic Equity Fund	6,668	1,045	1,517	77	26	—
Russell Global Opportunistic Credit Fund	13,262	1,259	1,186	5	472	7
Russell Investment Grade Bond Fund	128,855	14,873	11,725	(121)	3,683	1,387
Russell Short Duration Bond Fund	118,919	11,283	7,873	(29)	1,728	487
Russell Strategic Bond Fund	251,251	25,386	17,114	(122)	7,421	313
Russell Global Equity Fund	30,071	3,992	6,459	674	361	—
Russell International Developed Markets Fund	20,084	2,829	4,222	117	424	—

	$662,437	$75,342	$65,188	$1,491	$15,251	$2,414

Moderate Strategy Fund
Russell Commodity Strategies Fund	$30,691	$4,320	$1,097	$(32)	$—	$—
Russell Global Infrastructure Fund	31,716	1,739	2,721	182	567	404
Russell Global Real Estate Securities Fund	31,678	1,992	3,820	517	1,355	99
Russell Multi-Strategy Alternative Fund	30,850	791	1,364	7	—	—
Russell U.S. Core Equity Fund	59,700	1,823	5,951	205	419	—
Russell U.S. Defensive Equity Fund	41,635	1,460	4,149	644	371	—
Russell U.S. Dynamic Equity Fund	20,738	682	1,960	127	79	—
Russell U.S. Small Cap Equity Fund	20,796	1,045	2,589	399	223	—
Russell Global Opportunistic Credit Fund	20,636	1,182	1,074	8	722	10
Russell Investment Grade Bond Fund	194,868	14,279	16,040	110	5,605	2,109
Russell Strategic Bond Fund	369,699	23,554	12,868	43	10,717	452
Russell Emerging Markets Fund	36,500	12,630	2,940	(229)	287	—
Russell Global Equity Fund	78,462	2,448	8,259	964	918	—
Russell International Developed Markets Fund	65,741	3,017	6,219	193	1,349	—

	$1,033,710	$70,962	$71,051	$3,138	$22,612	$3,074

146	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Balanced Strategy Fund
Russell Commodity Strategies Fund	$151,158	$10,857	$55	$2	$—	$—
Russell Global Infrastructure Fund	121,119	4,155	8,420	754	2,188	1,560
Russell Global Real Estate Securities Fund	121,166	6,074	10,566	4,914	5,251	386
Russell Multi-Strategy Alternative Fund	118,158	1,697	3,226	43	—	—
Russell U.S. Core Equity Fund	377,368	3,578	29,761	1,785	2,665	—
Russell U.S. Defensive Equity Fund	199,285	2,191	15,702	3,113	1,780	—
Russell U.S. Dynamic Equity Fund	217,806	1,792	16,339	1,408	836	—
Russell U.S. Small Cap Equity Fund	158,647	3,320	11,933	7,166	1,742	—
Russell Global Opportunistic Credit Fund	118,493	5,808	5,648	43	4,166	60
Russell Strategic Bond Fund	1,334,491	58,171	65,489	4,288	39,762	1,678
Russell Emerging Markets Fund	177,597	46,783	6,975	5,070	1,551	—
Russell Global Equity Fund	380,066	5,102	33,665	5,771	4,507	—
Russell International Developed Markets Fund	482,536	13,497	37,905	1,356	10,035	—

	$3,957,890	$163,025	$245,684	$35,713	$74,483	$3,684

Growth Strategy Fund
Russell Commodity Strategies Fund	$136,496	$10,782	$24	$—	$—	$—
Russell Global Infrastructure Fund	97,954	3,670	5,613	431	1,750	1,245
Russell Global Real Estate Securities Fund	98,079	5,094	7,693	3,139	4,208	309
Russell Multi-Strategy Alternative Fund	95,152	2,084	2,626	21	—	—
Russell U.S. Core Equity Fund	294,390	2,344	21,134	1,250	2,066	—
Russell U.S. Defensive Equity Fund	132,829	1,363	9,426	1,489	1,177	—
Russell U.S. Dynamic Equity Fund	155,569	1,110	9,914	892	594	—
Russell U.S. Small Cap Equity Fund	131,959	2,802	11,487	3,083	1,435	—
Russell Global Opportunistic Credit Fund	95,504	5,181	3,631	45	3,330	48
Russell Strategic Bond Fund	326,264	18,075	29,287	5,649	10,079	428
Russell Emerging Markets Fund	137,127	35,687	4,317	3,716	1,195	—
Russell Global Equity Fund	314,810	4,152	24,181	4,203	3,694	—
Russell International Developed Markets Fund	383,576	9,938	26,472	772	7,885	—

	$2,399,709	$102,282	$155,805	$24,690	$37,413	$2,030

Equity Growth Strategy Fund
Russell Commodity Strategies Fund	$61,871	$8,475	$1,527	$8	$—	$—
Russell Global Infrastructure Fund	42,159	2,366	3,561	261	760	540
Russell Global Real Estate Securities Fund	52,183	3,831	6,181	1,821	2,289	167
Russell Multi-Strategy Alternative Fund	51,330	3,328	4,124	63	—	—
Russell U.S. Core Equity Fund	151,393	2,657	12,005	2,222	1,064	—
Russell U.S. Defensive Equity Fund	57,040	1,284	5,780	692	512	—
Russell U.S. Dynamic Equity Fund	99,843	1,908	7,038	571	378	—
Russell U.S. Small Cap Equity Fund	68,493	2,373	6,734	1,314	736	—
Russell Global Opportunistic Credit Fund	38,668	4,071	15,611	676	1,677	26
Russell Emerging Markets Fund	81,203	18,133	4,011	1,677	747	—
Russell Global Equity Fund	136,909	4,083	12,991	2,069	1,600	—
Russell International Developed Markets Fund	206,174	10,664	20,441	662	4,229	—

	$1,047,266	$63,173	$100,004	$12,036	$13,992	$733

2015 Strategy Fund
Russell Commodity Strategies Fund	$1,652	$343	$221	$(8)	$—	$—
Russell Global Real Estate Securities Fund	1,652	244	393	43	76	5
Russell U.S. Core Equity Fund	2,596	347	660	73	20	—
Russell U.S. Defensive Equity Fund	3,304	393	731	87	31	—
Russell U.S. Dynamic Equity Fund	1,534	242	443	21	6	—
Russell U.S. Small Cap Equity Fund	1,416	213	472	64	18	—
Russell Investment Grade Bond Fund	11,800	1,763	956	(12)	325	122
Russell Short Duration Bond Fund	2,360	1,412	176	—	24	5
Russell Strategic Bond Fund	23,601	3,222	1,979	(9)	689	29
Russell Emerging Markets Fund	944	143	263	12	12	—
Russell Global Equity Fund	3,422	415	723	72	42	—
Russell International Developed Markets Fund	4,720	605	1,140	70	107	—

	$59,001	$9,342	$8,157	$413	$1,350	$161

Notes to Financial Statements	147

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2020 Strategy Fund
Russell Commodity Strategies Fund	$7,836	$873	$602	$(17)	$—	$—
Russell Global Real Estate Securities Fund	7,124	591	1,273	251	324	24
Russell U.S. Core Equity Fund	15,434	637	2,996	778	118	—
Russell U.S. Defensive Equity Fund	14,960	559	2,267	612	140	—
Russell U.S. Dynamic Equity Fund	9,973	584	2,534	134	42	—
Russell U.S. Small Cap Equity Fund	7,836	439	1,557	312	91	—
Russell Investment Grade Bond Fund	33,244	7,847	2,541	40	810	297
Russell Strategic Bond Fund	94,982	8,325	7,903	168	2,805	118
Russell Emerging Markets Fund	5,461	499	1,101	(2)	66	—
Russell Global Equity Fund	15,672	665	2,840	495	199	—
Russell International Developed Markets Fund	24,933	1,893	5,940	71	567	—

	$237,455	$22,912	$31,554	$2,842	$5,162	$439

2025 Strategy Fund
Russell Commodity Strategies Fund	$2,366	$471	$227	$(10)	$—	$—
Russell Global Real Estate Securities Fund	1,852	195	245	9	79	6
Russell U.S. Core Equity Fund	5,805	391	864	60	42	—
Russell U.S. Defensive Equity Fund	4,223	220	431	20	37	—
Russell U.S. Dynamic Equity Fund	4,042	392	692	19	16	—
Russell U.S. Small Cap Equity Fund	2,394	226	411	33	26	—
Russell Investment Grade Bond Fund	1,210	1,259	56	—	4	—
Russell Strategic Bond Fund	24,237	4,147	1,445	(17)	665	28
Russell Emerging Markets Fund	1,785	253	252	9	20	—
Russell Global Equity Fund	4,792	341	617	39	57	—
Russell International Developed Markets Fund	8,329	835	1,239	29	177	—

	$61,035	$8,730	$6,479	$191	$1,123	$34

2030 Strategy Fund
Russell Commodity Strategies Fund	$10,091	$1,082	$1,037	$(22)	$—	$—
Russell Global Real Estate Securities Fund	6,920	493	1,307	436	327	24
Russell U.S. Core Equity Fund	23,938	498	4,029	903	182	—
Russell U.S. Defensive Equity Fund	14,400	320	1,813	797	135	—
Russell U.S. Dynamic Equity Fund	15,710	495	2,776	198	64	—
Russell U.S. Small Cap Equity Fund	10,099	461	2,195	480	122	—
Russell Strategic Bond Fund	48,624	11,846	4,186	9	1,253	52
Russell Emerging Markets Fund	6,920	578	1,420	(37)	84	—
Russell Global Equity Fund	17,580	437	3,046	553	224	—
Russell International Developed Markets Fund	32,728	1,533	8,367	(1,251)	747	—

	$187,010	$17,743	$30,176	$2,066	$3,138	$76

2035 Strategy Fund
Russell Commodity Strategies Fund	$2,082	$806	$162	$(7)	$—	$—
Russell Global Real Estate Securities Fund	1,757	449	186	3	65	5
Russell U.S. Core Equity Fund	5,589	1,261	432	4	34	—
Russell U.S. Defensive Equity Fund	2,794	612	236	1	22	—
Russell U.S. Dynamic Equity Fund	4,027	992	330	4	13	—
Russell U.S. Small Cap Equity Fund	2,280	521	212	4	20	—
Russell Strategic Bond Fund	3,475	1,152	259	(3)	83	3
Russell Emerging Markets Fund	1,587	480	136	—	14	—
Russell Global Equity Fund	4,025	897	317	11	39	—
Russell International Developed Markets Fund	7,360	1,813	600	3	124	—

	$34,976	$8,983	$2,870	$20	$414	$8

148	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2040 Strategy Fund
Russell Commodity Strategies Fund	$8,485	$1,320	$521	$(21)	$—	$—
Russell Global Real Estate Securities Fund	7,124	686	1,172	162	318	23
Russell U.S. Core Equity Fund	22,763	860	2,423	500	163	—
Russell U.S. Defensive Equity Fund	11,382	391	1,204	371	103	—
Russell U.S. Dynamic Equity Fund	16,370	1,052	2,198	145	63	—
Russell U.S. Small Cap Equity Fund	9,257	662	1,494	250	103	—
Russell Strategic Bond Fund	14,141	2,160	1,725	(3)	414	18
Russell Emerging Markets Fund	6,414	691	867	(12)	72	—
Russell Global Equity Fund	16,370	674	2,065	290	198	—
Russell International Developed Markets Fund	29,903	1,828	4,591	(482)	636	—

	$142,209	$10,324	$18,260	$1,200	$2,070	$41

2045 Strategy Fund
Russell Commodity Strategies Fund	$878	$326	$103	$(4)	$—	$—
Russell Global Real Estate Securities Fund	745	173	104	1	30	2
Russell U.S. Core Equity Fund	2,346	461	271	1	16	—
Russell U.S. Defensive Equity Fund	1,173	226	147	—	10	—
Russell U.S. Dynamic Equity Fund	1,692	368	205	2	6	—
Russell U.S. Small Cap Equity Fund	960	184	120	3	10	—
Russell Strategic Bond Fund	1,458	467	180	(3)	40	2
Russell Emerging Markets Fund	663	182	83	1	7	—
Russell Global Equity Fund	1,698	316	184	2	19	—
Russell International Developed Markets Fund	3,117	649	316	3	60	—

	$14,730	$3,352	$1,713	$6	$198	$4

2050 Strategy Fund
Russell Commodity Strategies Fund	$1,098	$338	$64	$(3)	$—	$—
Russell Global Real Estate Securities Fund	921	185	112	3	37	3
Russell U.S. Core Equity Fund	2,929	466	250	2	19	—
Russell U.S. Defensive Equity Fund	1,462	201	115	1	12	—
Russell U.S. Dynamic Equity Fund	2,115	398	208	4	7	—
Russell U.S. Small Cap Equity Fund	1,199	212	141	3	12	—
Russell Strategic Bond Fund	1,818	500	162	(2)	48	2
Russell Emerging Markets Fund	831	203	84	2	8	—
Russell Global Equity Fund	2,120	339	190	5	23	—
Russell International Developed Markets Fund	3,882	731	354	9	73	—

	$18,375	$3,573	$1,680	$24	$239	$5

2055 Strategy Fund
Russell Commodity Strategies Fund	$118	$52	$10	$—	$—	$—
Russell Global Real Estate Securities Fund	98	28	9	—	3	—
Russell U.S. Core Equity Fund	313	89	26	1	2	—
Russell U.S. Defensive Equity Fund	156	42	13	—	1	—
Russell U.S. Dynamic Equity Fund	225	69	21	—	1	—
Russell U.S. Small Cap Equity Fund	127	37	13	—	1	—
Russell Strategic Bond Fund	195	75	14	—	4	—
Russell Emerging Markets Fund	88	30	7	—	1	—
Russell Global Equity Fund	225	64	21	1	2	—
Russell International Developed Markets Fund	413	126	39	—	7	—

	$1,958	$612	$173	$2	$22	$—

Notes to Financial Statements	149

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

	Fair Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

In Retirement Fund
Russell Commodity Strategies Fund	$1,813	$253	$180	$(5)	$—	$—
Russell Global Real Estate Securities Fund	1,826	253	440	92	82	6
Russell U.S. Core Equity Fund	2,669	274	567	98	19	—
Russell U.S. Defensive Equity Fund	3,652	312	744	153	34	—
Russell U.S. Dynamic Equity Fund	1,545	195	385	18	6	—
Russell U.S. Small Cap Equity Fund	1,264	157	326	50	14	—
Russell Investment Grade Bond Fund	14,045	1,799	1,792	22	398	149
Russell Short Duration Bond Fund	5,618	585	695	6	83	23
Russell Strategic Bond Fund	28,089	3,305	3,744	56	841	35
Russell Emerging Markets Fund	843	136	195	12	10	—
Russell Global Equity Fund	3,933	442	958	117	48	—
Russell International Developed Markets Fund	4,917	690	1,273	89	105	—

	$70,214	$8,401	$11,299	$708	$1,640	$213

5.	Federal Income Taxes

At April 30, 2013, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

					No Expiration
	10/31/2016	10/31/2017	10/31/2018	10/31/2019	Short-Term	Long-Term	Totals
Moderate Strategy Fund	$—	$14,473,195	$31,180,936	$—	$—	$—	$45,654,131
Balanced Strategy Fund	—	52,049,878	211,037,263	17,026,526	—	—	280,113,667
Growth Strategy Fund	—	68,737,350	268,001,981	25,244,054	—	—	361,983,385
Equity Growth Strategy Fund	—	69,711,525	171,652,158	19,352,964	—	—	260,716,647
2020 Strategy Fund	687,522	514,172	3,417,192	273,277	—	—	4,892,163
2030 Strategy Fund	2,808,872	363,900	4,196,075	1,098,253	624,117	344,267	9,435,484
2040 Strategy Fund	1,336,107	213,749	3,055,821	629,168	—	—	5,234,845

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2013, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$593,620,141	$902,148,182	$3,547,134,960	$2,149,508,817	$967,024,035

Unrealized Appreciation	$69,956,238	$134,474,119	$443,188,991	$273,167,416	$105,761,146
Unrealized Depreciation	(1,139,626)	(2,912,383)	(32,434,198)	(22,966,777)	(25,519,532)

Net Unrealized Appreciation (Depreciation)	$68,816,612	$131,561,736	$410,754,793	$250,200,639	$80,241,614

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$51,231,380	$195,390,238	$51,181,351	$145,101,575	$28,703,876

Unrealized Appreciation	$7,926,354	$42,826,011	$10,075,601	$42,964,315	$6,440,891
Unrealized Depreciation	(157,041)	(761,294)	(221,510)	(1,055,416)	(169,046)

Net Unrealized Appreciation (Depreciation)	$7,769,313	$42,064,717	$9,854,091	$41,908,899	$6,271,845

150	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2013 (Unaudited)

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund

Cost of Investments	$106,687,572	$11,706,856	$13,514,474	$1,725,227	$58,500,200

Unrealized Appreciation	$36,328,170	$3,087,301	$4,942,930	$243,750	$11,869,326
Unrealized Depreciation	(806,975)	(64,162)	(82,689)	(11,467)	(155,898)

Net Unrealized Appreciation (Depreciation)	$35,521,195	$3,023,139	$4,860,241	$232,283	$11,713,428

6.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the RIC funds. The RIC fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the RIC fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC fund could result in reduced returns or additional borrowing costs. For the period ended April 30, 2013, the Funds did not borrow or loan through the interfund lending program.

7.	Record Ownership

The following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund as of April 30, 2013:

	# of Shareholders	%

2015 Strategy Fund	2	52.3
2020 Strategy Fund	2	24.0
2025 Strategy Fund	3	59.3
2030 Strategy Fund	1	13.9
2035 Strategy Fund	3	50.8
2040 Strategy Fund	2	23.9
2045 Strategy Fund	4	66.5
2050 Strategy Fund	2	33.5
2055 Strategy Fund	3	69.2
In Retirement Fund	2	21.6

8.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were available to be issued and noted no items requiring adjustments of the financial statements or additional disclosures.

Notes to Financial Statements	151

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) in which the Funds invest (the “Underlying Funds”) at a meeting held in person on April 18, 2013 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the RIMCo Agreement and portfolio management contracts is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

On April 9, 2013, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with Independent Counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. On April 17, 2013, the Independent Trustees met in person in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Agreement Evaluation Meeting is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Fund Counsel and Independent Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages the investment of each Underlying Fund’s cash and also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, Underlying Fund assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

152	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal with respect to the Underlying Funds is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.
In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative or transfer agent fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected

Basis for Approval of Investment Advisory Contracts	153

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds or the Underlying Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

As noted above, RIMCo, in addition to managing the investment of each Underlying Fund’s cash, may directly manage a portion of certain Underlying Funds (the “Participating Underlying Funds”) pursuant to the RIMCo Agreement, the actual allocation being determined from time to time by the Participating Underlying Funds’ RIMCo portfolio managers. During 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Underlying Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Participating Underlying Funds. RIMCo monitors and assesses Participating Underlying Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Participating Underlying Fund characteristics consistent with the Funds’ investment objectives and strategies. Participating Underlying Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) or to offset undesired relative over or underweights in order to seek to achieve the desired Fund risk/return profile for the Participating Underlying Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Participating Underlying Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Participating Underlying Fund’s assets directly managed by RIMCo, RIMCo may purchase common stocks, exchange-traded funds, exchange-traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Underlying Fund assets among Money Managers, increase Underlying Fund cash reserves, determine to not be fully invested, or adjust exposures through the cash equitization process. RIMCo’s Direct Management Services are not intended, and are not expected, to be a primary driver of Participating Underlying Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services in respect of Participating Underlying Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to Participating Underlying Fund assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Underlying Funds consequently may be increased incrementally. The Board, however, also considered the potential benefits of the Direct Management Services to Participating Underlying Funds and the Funds; the limited amount of assets that are managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate investment Advisory Fees paid by the Participating Underlying Funds are not increased as a result of RIMCo’s direct management of Participating Underlying Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Growth Strategy Fund each had an Advisory Fee which, compared with its Comparable Funds’ advisory fees on an actual basis, was ranked in the fourth or fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. The Board further considered RIMCo’s explanation of the reasons for these Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.

154	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and the Underlying Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds and the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds. RIMCo also noted that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and the Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that total expenses for each of the Balanced Strategy Fund, Growth Strategy Fund, Equity Growth Strategy Fund, 2035 Strategy Fund and 2045 Strategy Fund were ranked in the fourth quintile of its Expense Universe, and the total expenses for each of the other Funds were ranked in the third quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. The Board considered RIMCo’s explanation of the rankings and its advice that the Balanced Strategy Fund, Growth Strategy Fund, 2035 Strategy Fund and 2045 Strategy Fund each was within 5 basis points or less from the third quintile of its Expense Universe. The Board considered RIMCo’s explanation that administration fees, transfer agency fees, and the indirect expenses of Underlying Funds contributed to the fourth quintile ranking for the Equity Growth Strategy Fund. With respect to the Equity Growth Strategy Fund, the Board considered RIMCo’s explanation that the Fund as part of its investment strategy maintains a higher equity allocation than its Comparable Funds. Equity funds generally have higher expense ratios than fixed income funds. The higher equity allocation of the Equity Growth Strategy Fund, and resulting higher indirect expenses of the Underlying Fund investments, made meaningful comparisons with its Comparable Funds difficult.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of their respective Comparable Funds, (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

Basis for Approval of Investment Advisory Contracts	155

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board concluded that, under the circumstances and based upon RIMCo’s performance review of each Fund and Underlying Fund, the performance of each of the Funds would be consistent with continuation of the RIMCo Agreement. The Board, in assessing the performance of Funds and Underlying Funds with at least three years of performance history, focused upon performance for the 3-year period ended December 31, 2012 as most relevant, but also considered the Funds’ and Underlying Funds’ performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and the Underlying Funds generally, the Board took into consideration the various steps taken by RIMCo during 2012 to enhance the performance of certain Underlying Funds, including a large number of changes in Money Managers and RIMCo’s implementation of its Direct Management Services which are not yet reflected in Participating Underlying Fund and Fund investment results.

With respect to the Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the second quintile of its Performance Universe for the 1-year period ended December 31, 2012, but its performance was ranked in the fourth and fifth quintiles of its Performance Universe for the 3- and 5-year periods ended such date, respectively. RIMCo noted, among other things, that the performance of the Growth Strategy Fund relative to its Performance Universe was affected negatively by its notable exposure to listed infrastructure securities and commodities, both of which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and to enhance risk-adjusted returns compared to Comparable Funds which generally have higher concentrations in equities as growth assets and RIMCo believes that the exposures remain appropriate because of the diversification benefits and potential for enhancing the Fund’s overall risk-adjusted returns.

With respect to the 2035 Strategy Fund, 2040 Strategy Fund and 2045 Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the third quintile of its Performance Universe for the 1-year period ended December 31, 2012, but its performance ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2012. With respect to the 2050 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2012. With respect to the 2055 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2012. RIMCo explained that the 2035 Strategy Fund, 2040 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund and 2055 Strategy Fund each maintains a higher allocation to growth assets than the Performance Universe Average, and that, within growth assets, the Funds maintain notable exposure to commodities, which underperformed equities for the relevant periods. According to RIMCo, these exposures are intended to provide diversification benefits relative to Comparable Funds and remain appropriate because of the diversification and potential for enhancing the Funds’ overall risk-adjusted returns. RIMCo’s noted that each of the Target Date Funds, except for the 2055 Strategy Fund, outperformed its benchmark for the 1-year period ended December 31, 2012.

In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009 that continue to impact relative performance for the 3- and 5-year periods ended December 31, 2012. The Board also considered the large number of Underlying Fund Money Manager changes that were made in 2012 and that the performance of Money Managers continues to impact Fund and Underlying Fund performances for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Underlying Funds was not yet reflected in the investment results of the Underlying Funds or the Funds.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Underlying Funds other than benefits from their soft dollar arrangements. The Agreement Evaluation Information described, and at the Agreement Evaluation Meeting the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing

156	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Underlying Funds and percentage of Underlying Fund transactions effected pursuant to the soft-dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Underlying Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions. At the Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2013 meeting, with each recommended termination to become effective on a date following the Agreement Evaluation Meeting. Notwithstanding these planned terminations, RIMCo recommended that each Money Manager be retained at its current fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Prior to the Agreement Evaluation Meeting, the Board of Trustees received a proposal from RIMCo at a meeting held on December 4, 2012 to effect Money Manager changes for the Russell Global Equity Fund, Russell International Developed Markets Fund, Russell Emerging Markets Fund, Russell Global Infrastructure Fund and Russell Multi-Strategy Alternative Fund, and at that same meeting to effect Money Manager changes for the Russell U.S. Small Cap Equity Fund, Russell U.S. Dynamic Equity Fund, Russell U.S. Strategic Equity Fund, Russell Strategic Bond Fund, Russell Investment Grade Bond Fund and Russell Multi-Strategy Alternative Fund, resulting from a Money Manager change of control for one of each Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 24, 2012 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	157

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

158	Shareholder Requests for Additional Information

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2013

(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 funds, Russell Investment Funds (“RIF”), which has 10 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Until successor is chosen and qualified by Trustees Appointed until successor is duly elected and qualified

•President and CEO RIC, RIF and RET

•Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”)

•Director, RIMCo

•Chairman of the Board and President, Russell Insurance Agency, Inc. (“RIA”) (insurance agency)

•May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. (investment company)

•1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services (investment company)

				50	None

Disclosure of Information about Fund Trustees and Officers	159

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
## Daniel P. Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003	Appointed until successor is duly elected and qualified	•June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company) •Chairman of the Audit Committee, RIF and RIF from 2005 to 2011.	50	None

### Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	•President and Chief Executive Officer, United Way of King County, WA (charitable organization)	50	None

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the RIC Funds and is therefore classified as an Interested Trustee.
###	Mr. Fine is classified as an Interested Trustee due to Ms. Cavanaugh’s service on the Board of Directors of the United Way of King County (“UWKC”) and in light of charitable contributions made by Russell Investments to UWKC.

INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Senior Vice President, Larco Investments, Ltd. (real estate firm)	50	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	•Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) •Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) •Regent, University of Washington •President, Kristianne Gates Blake, P.S. (accounting services)	50	•Director, Avista Corp (electric utilities); •Trustee, Principal Investors Funds (investment company); •Trustee, Principal Variable Contracts Funds (investment company)

160	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2012	Appointed until successor is duly elected and qualified.	•Retired •Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) •Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	50	•Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)

Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	•Vice Chairman of the Board, Simpson Investment Company (paper and forest products) •Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	50	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005 Chairman of the Audit Committee, since 2012	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	•September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds (investment company) •September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	50	•Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) •Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	•Retired •Chairperson of the Investment Committee until December 2009	50	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	161

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	50	None

162	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2013 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	•Chief Compliance Officer, RIC, RIF and RET •Chief Compliance Officer, RFSC •2005-2011 Chief Compliance Officer, RIMCo

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•CEO, U.S. Private Client Services, Russell Investments

•President and CEO, RIC, RIF and RET

•Chairman of the Board, Co-President and CEO, RFS

•Chairman of the Board, President and CEO, RFSC

•Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	•Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET •Director, Funds Administration, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees

•Global Chief Investment Officer, Russell Investments

•Chief Investment Officer, RIC and RIF

•Director, FRC

•Chairman of the Board, President and CEO, RIMCo

•1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden Albaneze, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	•Associate General Counsel, FRC •Secretary, RIMCo, RFSC and RFS •Secretary and Chief Legal Officer, RIC, RIF and RET •1999 to 2010 Assistant Secretary, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	163

LifePoints® Funds

Russell Investment Company

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Jonathan Fine

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Cheryl Burgermeister

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden Albaneze, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

Crown Colony Office Park

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

164	Adviser, Money Managers and Service Providers

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-227

Item 2.	Code of Ethics. [Annual Report Only]

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Item 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: June 28, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: June 28, 2013